UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington
, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:            811-07852

Victory Portfolios III
(Exact name of registrant as specified in charter)

15935 La Cantera Pkwy, San Antonio, Texas               78256
(Address of principal executive offices)                         (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-235-8396

Date of fiscal year end: April 30

Date of reporting period: October 31, 2023

Item 1. Reports to Stockholders.

October 31, 2023
Semi Annual Report
Victory Target Retirement Income Fund
Victory Target Retirement 2030 Fund
Victory Target Retirement 2040 Fund
Victory Target Retirement 2050 Fund
Victory Target Retirement 2060 Fund

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Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Investment Objective and Portfolio Holdings 2
Schedules of Portfolio Investments 7
Financial Statements
Statements of Assets and Liabilities
12
Statements of Operations
14
Statements of Changes in Net Assets
16
Financial Highlights
19
Notes to Financial Statements 24
Supplemental Information
Proxy Voting and Portfolio Holdings Information
36
Expense Examples
36
Privacy Policy
37

Victory Portfolios III
Victory Target Retirement Income Fund
October 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund provides capital appreciation and current income consistent with its current investment allocation.
Top 10 Holdings*:
October 31, 2023
(% of Net Assets)
Asset Allocation*:
October 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Victory Government Securities Fund Institutional Shares
21.3%
Victory Short-Term Bond Fund Institutional Shares
15.3%
Victory Core Plus Intermediate Bond Fund Institutional Shares
7.3%
Victory High Income Fund Institutional Shares
6.0%
VictoryShares Corporate Bond ETF
5.9%
Victory Global Managed Volatility Fund Institutional Shares
5.9%
Victory Market Neutral Income Fund Institutional Shares
5.6%
Victory Target Managed Allocation Fund
5.3%
VictoryShares Short-Term Bond ETF
3.5%
Victory RS International Fund Class R6
3.2%

Victory Portfolios III
Victory Target Retirement 2030 Fund
October 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund provides capital appreciation and current income consistent with its current investment allocation.
Top 10 Holdings*:
October 31, 2023
(% of Net Assets)
Asset Allocation*:
October 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Victory Government Securities Fund Institutional Shares
16.1%
Victory Global Managed Volatility Fund Institutional Shares
9.7%
Victory Target Managed Allocation Fund
9.1%
Victory Short-Term Bond Fund Institutional Shares
5.8%
Victory Core Plus Intermediate Bond Fund Institutional Shares
5.3%
Victory 500 Index Fund Reward Shares
5.0%
Victory RS International Fund Class R6
4.7%
Victory High Income Fund Institutional Shares
4.2%
VictoryShares Short-Term Bond ETF
3.8%
VictoryShares International Value Momentum ETF
3.7%

4
Victory Portfolios III
Victory Target Retirement 2040 Fund
October 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund provides capital appreciation and current income consistent with its current investment allocation.
Top 10 Holdings*:
October 31, 2023
(% of Net Assets)
Asset Allocation*:
October 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Victory Global Managed Volatility Fund Institutional Shares
13.3%
Victory Target Managed Allocation Fund
11.7%
Victory 500 Index Fund Reward Shares
7.1%
Victory Government Securities Fund Institutional Shares
7.0%
Victory RS International Fund Class R6
6.4%
Victory Trivalent International Core Equity Fund Class R6
4.7%
VictoryShares International Value Momentum ETF
4.5%
VictoryShares WestEnd U.S. Sector ETF
4.2%
Victory High Income Fund Institutional Shares
3.6%
VictoryShares Emerging Markets Value Momentum ETF
3.2%

5
Victory Portfolios III
Victory Target Retirement 2050 Fund
October 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund provides capital appreciation and current income consistent with its current investment allocation.
Top 10 Holdings*:
October 31, 2023
(% of Net Assets)
Asset Allocation*:
October 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Victory Global Managed Volatility Fund Institutional Shares
14.9%
Victory Target Managed Allocation Fund
13.0%
Victory 500 Index Fund Reward Shares
8.4%
Victory RS International Fund Class R6
6.9%
VictoryShares International Value Momentum ETF
5.1%
Victory Trivalent International Core Equity Fund Class R6
5.1%
VictoryShares WestEnd U.S. Sector ETF
4.9%
VictoryShares Emerging Markets Value Momentum ETF
3.6%
VictoryShares US Value Momentum ETF
3.6%
Victory Government Securities Fund Institutional Shares
3.4%

6
Victory Portfolios III
Victory Target Retirement 2060 Fund
October 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund provides capital appreciation and current income consistent with its current investment allocation.
Top 10 Holdings*:
October 31, 2023
(% of Net Assets)
Asset Allocation*:
October 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Victory Global Managed Volatility Fund Institutional Shares
15.3%
Victory Target Managed Allocation Fund
13.3%
Victory 500 Index Fund Reward Shares
8.0%
Victory RS International Fund Class R6
7.0%
Victory Trivalent International Core Equity Fund Class R6
5.1%
VictoryShares International Value Momentum ETF
5.1%
VictoryShares WestEnd U.S. Sector ETF
5.1%
Victory Government Securities Fund Institutional Shares
3.6%
VictoryShares Emerging Markets Value Momentum ETF
3.6%
VictoryShares US Value Momentum ETF
3.5%

Schedule of Portfolio Investments
October 31, 2023
Victory Portfolios III
Victory Target Retirement Income Fund
7
(Unaudited)
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Shares Value
Affiliated Exchange-Traded Funds (19.7%)
VictoryShares Corporate Bond ETF .......................................... 1,899,203 $ 36,690
VictoryShares Emerging Markets Value Momentum ETF .......................... 256,416 10,252
VictoryShares Free Cash Flow ETF .......................................... 136,657 3,416
VictoryShares International Value Momentum ETF ............................... 343,161 14,073
VictoryShares International Volatility Wtd ETF (a) ............................... 154,761 5,675
VictoryShares Nasdaq Next 50 ETF .......................................... 149,092 3,410
VictoryShares Short-Term Bond ETF ......................................... 443,598 21,541
VictoryShares US Multi-Factor Minimum Volatility ETF ........................... 107,387 4,203
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 86,772 5,346
VictoryShares US Value Momentum ETF ...................................... 127,876 7,654
VictoryShares WestEnd U.S. Sector ETF ...................................... 334,123 9,713
Total Affiliated Exchange-Traded Funds (Cost $128,758)
a
a
a
121,973
Affiliated Mutual Funds (80.2%)
Victory 500 Index Fund Reward Shares ....................................... 279,716 15,043
Victory Core Plus Intermediate Bond Fund Institutional Shares ...................... 5,278,870 45,398
Victory Global Managed Volatility Fund Institutional Shares ........................ 4,034,754 36,677
Victory Government Securities Fund Institutional Shares ........................... 15,831,447 132,509
Victory Growth Fund Institutional Shares ...................................... 271,025 7,914
Victory High Income Fund Institutional Shares .................................. 5,716,489 37,099
Victory Income Stock Fund Institutional Shares ................................. 238,074 4,007
Victory Integrity Mid-Cap Value Fund Class R6 ................................. 275,478 5,789
Victory Market Neutral Income Fund Institutional Shares .......................... 3,991,719 34,527
Victory Nasdaq-100 Index Fund Class R6 ..................................... 64,053 2,370
Victory Precious Metals and Minerals Fund Institutional Shares ...................... 140,247 2,259
Victory RS International Fund Class R6 ....................................... 1,907,663 19,859
Victory Short-Term Bond Fund Institutional Shares ............................... 10,908,627 94,905
Victory Small Cap Stock Fund Institutional Shares ............................... 728,263 7,999
Victory Sophus Emerging Markets Fund Class R6 ............................... 243,826 4,277
Victory Target Managed Allocation Fund ...................................... 3,846,587 32,965
Victory Trivalent International Core Equity Fund Class R6 ......................... 2,076,740 14,475
Total Affiliated Mutual Funds (Cost $523,761)
a
a
a
498,072
Collateral for Securities Loaned (0.0%)^(b)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .26% (c) ........ 54,375 55
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .29% (c) ............ 54,375 55
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (c) ............... 54,375 54
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .25% (c) . 54,375 54
Total Collateral for Securities Loaned (Cost $218)
a
a
a
218
Total Investments (Cost $652,737) — 99.9% 620,263
Other assets in excess of liabilities — 0.1% 680
NET ASSETS - 100.00% $ 620,943
At October 31, 2023, the foreign securities held by the underlying Funds were 17.0% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Amount represents less than 0.05% of net assets.
(c) Rate disclosed is the daily yield on October 31, 2023.
ETF
—
Exchange-Traded Fund

Schedule of Portfolio Investments
October 31, 2023
Victory Portfolios III
Victory Target Retirement 2030 Fund
8
(Unaudited)
(Amounts in Thousands, Except for Shares)
See notes to financial statements
Security Description Shares Value
Affiliated Exchange-Traded Funds (24.5%)
VictoryShares Corporate Bond ETF .......................................... 1,862,524 $ 35,981
VictoryShares Emerging Markets Value Momentum ETF .......................... 609,025 24,349
VictoryShares Free Cash Flow ETF .......................................... 433,670 10,841
VictoryShares International Value Momentum ETF ............................... 990,962 40,639
VictoryShares International Volatility Wtd ETF ................................. 443,850 16,276
VictoryShares Nasdaq Next 50 ETF .......................................... 560,188 12,810
VictoryShares Short-Term Bond ETF ......................................... 874,703 42,476
VictoryShares US Multi-Factor Minimum Volatility ETF ........................... 264,132 10,338
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 309,422 19,065
VictoryShares US Value Momentum ETF ...................................... 407,822 24,412
VictoryShares WestEnd U.S. Sector ETF ...................................... 1,154,053 33,548
Total Affiliated Exchange-Traded Funds (Cost $274,216)
a
a
a
270,735
Affiliated Mutual Funds (75.2%)
Victory 500 Index Fund Reward Shares ....................................... 1,022,750 55,004
Victory Core Plus Intermediate Bond Fund Institutional Shares ...................... 6,745,330 58,010
Victory Global Managed Volatility Fund Institutional Shares ........................ 11,776,161 107,045
Victory Government Securities Fund Institutional Shares ........................... 21,169,384 177,188
Victory Growth Fund Institutional Shares ...................................... 650,409 18,992
Victory High Income Fund Institutional Shares .................................. 7,118,138 46,197
Victory Income Stock Fund Institutional Shares ................................. 856,915 14,422
Victory Integrity Mid-Cap Value Fund Class R6 ................................. 1,001,586 21,044
Victory Market Neutral Income Fund Institutional Shares .......................... 2,742,808 23,725
Victory Nasdaq-100 Index Fund Class R6 ..................................... 524,971 19,419
Victory Precious Metals and Minerals Fund Institutional Shares ...................... 255,335 4,114
Victory RS International Fund Class R6 ....................................... 4,971,320 51,752
Victory Short-Term Bond Fund Institutional Shares ............................... 7,414,096 64,502
Victory Small Cap Stock Fund Institutional Shares ............................... 1,925,695 21,626
Victory Sophus Emerging Markets Fund Class R6 ............................... 515,437 9,041
Victory Target Managed Allocation Fund ...................................... 11,760,631 100,789
Victory Trivalent International Core Equity Fund Class R6 ......................... 5,341,624 37,230
Total Affiliated Mutual Funds (Cost $870,167)
a
a
a
830,100
Total Investments (Cost $1,144,383) — 99.7% 1,100,835
Other assets in excess of liabilities — 0.3% 2,807
NET ASSETS - 100.00% $ 1,103,642
At October 31, 2023, the foreign securities held by the underlying Funds were 25.9% of net assets.
ETF
—
Exchange-Traded Fund

Schedule of Portfolio Statements
October 31, 2023
Victory Portfolios III
Victory Target Retirement 2040 Fund
9
(Unaudited)
(Amounts in Thousands, Except for Shares)
See notes to financial statements
Security Description Shares Value
Affiliated Exchange-Traded Funds (26.6%)
VictoryShares Corporate Bond ETF .......................................... 968,088 $ 18,702
VictoryShares Emerging Markets Value Momentum ETF .......................... 1,056,858 42,253
VictoryShares Free Cash Flow ETF .......................................... 729,836 18,246
VictoryShares International Value Momentum ETF (a) ............................. 1,471,637 60,352
VictoryShares International Volatility Wtd ETF ................................. 654,183 23,989
VictoryShares Nasdaq Next 50 ETF .......................................... 970,735 22,201
VictoryShares Short-Term Bond ETF ......................................... 533,169 25,891
VictoryShares US Multi-Factor Minimum Volatility ETF ........................... 428,496 16,771
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 504,624 31,092
VictoryShares US Value Momentum ETF ...................................... 694,960 41,599
VictoryShares WestEnd U.S. Sector ETF ...................................... 1,928,537 56,063
Total Affiliated Exchange-Traded Funds (Cost $354,544)
a
a
a
357,159
Affiliated Mutual Funds (73.0%)
Victory 500 Index Fund Reward Shares ....................................... 1,772,421 95,321
Victory Core Plus Intermediate Bond Fund Institutional Shares ...................... 4,146,386 35,659
Victory Global Managed Volatility Fund Institutional Shares ........................ 19,603,085 178,192
Victory Government Securities Fund Institutional Shares ........................... 11,214,006 93,861
Victory Growth Fund Institutional Shares ...................................... 1,171,488 34,207
Victory High Income Fund Institutional Shares .................................. 7,499,876 48,674
Victory Income Stock Fund Institutional Shares ................................. 1,393,614 23,455
Victory Integrity Mid-Cap Value Fund Class R6 ................................. 1,742,894 36,618
Victory Market Neutral Income Fund Institutional Shares .......................... 1,936,158 16,748
Victory Nasdaq-100 Index Fund Class R6 ..................................... 916,274 33,893
Victory Precious Metals and Minerals Fund Institutional Shares ...................... 283,976 4,575
Victory RS International Fund Class R6 ....................................... 8,260,830 85,995
Victory Short-Term Bond Fund Institutional Shares ............................... 2,899,879 25,229
Victory Small Cap Stock Fund Institutional Shares ............................... 2,835,593 31,844
Victory Sophus Emerging Markets Fund Class R6 ............................... 784,570 13,761
Victory Target Managed Allocation Fund ...................................... 18,322,621 157,025
Victory Trivalent International Core Equity Fund Class R6 ......................... 9,014,056 62,828
Total Affiliated Mutual Funds (Cost $1,001,436)
a
a
a
977,885
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .26% (b) ........ 250,500 250
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .29% (b) ............ 250,500 250
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (b) ............... 250,500 251
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .25% (b) . 250,500 251
Total Collateral for Securities Loaned (Cost $1,002)
a
a
a
1,002
Total Investments (Cost $1,356,982) — 99.7% 1,336,046
Other assets in excess of liabilities — 0.3% 3,452
NET ASSETS - 100.00% $ 1,339,498
At October 31, 2023, the foreign securities held by the underlying Funds were 34.9% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on October 31, 2023.
ETF
—
Exchange-Traded Fund

Schedule of Portfolio Statements
October 31, 2023
Victory Portfolios III
Victory Target Retirement 2050 Fund
10
(Unaudited)
(Amounts in Thousands, Except for Shares)
See notes to financial statements
Security Description Shares Value
Affiliated Exchange-Traded Funds (27.9%)
VictoryShares Corporate Bond ETF (a) ........................................ 513,750 $ 9,925
VictoryShares Emerging Markets Value Momentum ETF (a) ........................ 746,226 29,834
VictoryShares Free Cash Flow ETF .......................................... 528,080 13,202
VictoryShares International Value Momentum ETF ............................... 1,035,667 42,473
VictoryShares International Volatility Wtd ETF ................................. 442,741 16,235
VictoryShares Nasdaq Next 50 ETF .......................................... 672,474 15,379
VictoryShares US Multi-Factor Minimum Volatility ETF ........................... 310,087 12,137
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 332,724 20,501
VictoryShares US Value Momentum ETF ...................................... 491,874 29,443
VictoryShares WestEnd U.S. Sector ETF ...................................... 1,380,725 40,138
Total Affiliated Exchange-Traded Funds (Cost $226,130)
a
a
a
229,267
Affiliated Mutual Funds (71.8%)
Victory 500 Index Fund Reward Shares ....................................... 1,277,349 68,696
Victory Core Plus Intermediate Bond Fund Institutional Shares ...................... 2,336,858 20,097
Victory Global Managed Volatility Fund Institutional Shares ........................ 13,484,286 122,571
Victory Government Securities Fund Institutional Shares ........................... 3,326,971 27,847
Victory Growth Fund Institutional Shares ...................................... 940,640 27,466
Victory High Income Fund Institutional Shares .................................. 1,528,940 9,923
Victory Income Stock Fund Institutional Shares ................................. 971,233 16,346
Victory Integrity Mid-Cap Value Fund Class R6 ................................. 1,162,057 24,415
Victory Market Neutral Income Fund Institutional Shares .......................... 796,364 6,889
Victory Nasdaq-100 Index Fund Class R6 ..................................... 653,380 24,169
Victory Precious Metals and Minerals Fund Institutional Shares ...................... 159,541 2,570
Victory RS International Fund Class R6 ....................................... 5,477,318 57,019
Victory Short-Term Bond Fund Institutional Shares ............................... 96,629 841
Victory Small Cap Stock Fund Institutional Shares ............................... 1,995,827 22,413
Victory Sophus Emerging Markets Fund Class R6 ............................... 611,293 10,722
Victory Target Managed Allocation Fund ...................................... 12,462,948 106,807
Victory Trivalent International Core Equity Fund Class R6 ......................... 5,990,852 41,756
Total Affiliated Mutual Funds (Cost $599,009)
a
a
a
590,547
Collateral for Securities Loaned (0.0%)^(b)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .26% (c) ........ 3,078 3
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .29% (c) ............ 3,078 3
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (c) ............... 3,078 3
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .25% (c) . 3,078 3
Total Collateral for Securities Loaned (Cost $12)
a
a
a
12
Total Investments (Cost $825,151) — 99.7% 819,826
Other assets in excess of liabilities — 0.3% 2,742
NET ASSETS - 100.00% $ 822,568
At October 31, 2023, the foreign securities held by the underlying Funds were 39.0% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Amount represents less than 0.05% of net assets.
(c) Rate disclosed is the daily yield on October 31, 2023.
ETF
—
Exchange-Traded Fund

Schedule of Portfolio Statements
October 31, 2023
Victory Portfolios III
Victory Target Retirement 2060 Fund
11
(Unaudited)
(Amounts in Thousands, Except for Shares)
See notes to financial statements
Security Description Shares Value
Affiliated Exchange-Traded Funds (28.3%)
VictoryShares Corporate Bond ETF .......................................... 67,206 $ 1,298
VictoryShares Emerging Markets Value Momentum ETF .......................... 108,347 4,332
VictoryShares Free Cash Flow ETF .......................................... 79,736 1,993
VictoryShares International Value Momentum ETF ............................... 148,180 6,077
VictoryShares International Volatility Wtd ETF ................................. 75,768 2,778
VictoryShares Nasdaq Next 50 ETF .......................................... 101,854 2,329
VictoryShares US Multi-Factor Minimum Volatility ETF ........................... 43,625 1,707
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 47,988 2,957
VictoryShares US Value Momentum ETF ...................................... 70,597 4,226
VictoryShares WestEnd U.S. Sector ETF ...................................... 207,979 6,046
Total Affiliated Exchange-Traded Funds (Cost $33,113)
a
a
a
33,743
Affiliated Mutual Funds (71.2%)
Victory 500 Index Fund Reward Shares ....................................... 177,234 9,532
Victory Core Plus Intermediate Bond Fund Institutional Shares ...................... 353,716 3,042
Victory Global Managed Volatility Fund Institutional Shares ........................ 2,010,126 18,272
Victory Government Securities Fund Institutional Shares ........................... 518,464 4,340
Victory Growth Fund Institutional Shares ...................................... 129,518 3,782
Victory Income Stock Fund Institutional Shares ................................. 163,332 2,749
Victory Integrity Mid-Cap Value Fund Class R6 ................................. 166,607 3,500
Victory Nasdaq-100 Index Fund Class R6 ..................................... 103,932 3,844
Victory Precious Metals and Minerals Fund Institutional Shares ...................... 19,828 319
Victory RS International Fund Class R6 ....................................... 800,832 8,337
Victory Short-Term Bond Fund Institutional Shares ............................... 122 1
Victory Small Cap Stock Fund Institutional Shares ............................... 329,790 3,704
Victory Sophus Emerging Markets Fund Class R6 ............................... 88,932 1,560
Victory Target Managed Allocation Fund ...................................... 1,849,926 15,854
Victory Trivalent International Core Equity Fund Class R6 ......................... 873,243 6,087
Total Affiliated Mutual Funds (Cost $89,148)
a
a
a
84,923
Total Investments (Cost $122,261) — 99.5% 118,666
Other assets in excess of liabilities — 0.5% 629
NET ASSETS - 100.00% $ 119,295
At October 31, 2023, the foreign securities held by the underlying Funds were 39.8% of net assets.
ETF
—
Exchange-Traded Fund

Statements of Assets and Liabilities
October 31, 2023
12
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Target
Retirement Income
Fund
Victory Target
Retirement 2030
Fund
Victory Target
Retirement 2040
Fund
Assets:
Affiliated investments, at value (Cost $652,519, $1,144,383 and $1,355,980) $ 620,045 (a) $ 1,100,835 $ 1,335,044 (b)
Unaffiliated investments, at value (Cost $218, $— and $1,002) 218 — 1,002
Cash 1,251 3,501 4,548
Receivables:
Interest 1 — (c) — (c)
Capital shares issued 99 209 221
From Adviser — — 16
Prepaid expenses 13 20 20
Total Assets 621,627 1,104,565 1,340,851
Liabilities:
Payables:
Collateral received on loaned securities 218 — 1,002
Capital shares redeemed 437 879 298
Accrued expenses and other payables:
Custodian fees — 1 1
Compliance fees 1 1 1
Other accrued expenses 28 42 51
Total Liabilities 684 923 1,353
Commitments and contingencies (Note 4 )
Net Assets:
Capital 654,463 1,112,757 1,323,220
Total accumulated earnings/(loss) (33,520) (9,115) 16,278
Net Assets $ 620,943 $ 1,103,642 $ 1,339,498
Shares (unlimited number of shares authorized with no par value): 63,339 99,805 119,971
Net asset value, offering and redemption price per share:(d) $ 9 .80 $ 11 .06 $ 11 .17
(a) Includes $213 thousand of securities on loan.
(b) Includes $984 thousand of securities on loan.
(c) Rounds to less than $1 thousand.
(d) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statements of Assets and Liabilities
October 31, 2023
13
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Target
Retirement 2050
Fund
Victory Target
Retirement 2060
Fund
Assets:
Affiliated investments, at value (Cost $825,139 and $122,261) $ 819,814 (a) $ 118,666
Unaffiliated investments, at value (Cost $12 and $—) 12 —
Cash 2,722 569
Receivables:
Interest — (b) — (b)
Capital shares issued 435 57
From Adviser — 13
Prepaid expenses 15 10
Total Assets 822,998 119,315
Liabilities:
Payables:
Collateral received on loaned securities 12 —
Capital shares redeemed 377 1
Accrued expenses and other payables:
Custodian fees — (b) —
Compliance fees 1 — (b)
Other accrued expenses 40 19
Total Liabilities 430 20
Commitments and contingencies (Note 4 )
Net Assets:
Capital 810,236 120,819
Total accumulated earnings/(loss) 12,332 (1,524)
Net Assets $ 822,568 $ 119,295
Shares (unlimited number of shares authorized with no par value): 71,887 10,440
Net asset value, offering and redemption price per share:(c) $ 11 .44 $ 11 .43
(a) Includes $12 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statements of Operations
For the Six Months Ended October 31, 2023
14
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Target
Retirement Income
Fund
Victory Target
Retirement 2030
Fund
Victory Target
Retirement 2040
Fund
Investment Income:
Dividends from affiliated investments $ 10,308  $ 13,757  $ 12,698
Interest from unaffiliated investments 26  42  67
Securities lending (net of fees) 7  1  3
Total Income 10,341  13,800  12,768
Expenses:
Sub-Administration fees 9  9  9
Custodian fees 2  6  8
Transfer agent fees 18  31  37
Trustees' fees 24  24  24
Compliance fees 3  6  7
Printing fees 15  19  21
Legal and audit fees 29  29  29
State registration and filing fees 14  21  20
Other expenses 11  17  19
Recoupment of prior expenses waived/reimbursed by Adviser —  8  —
Total Expenses 125  170  174
Expenses waived/reimbursed by Adviser —  —  (33)
Net Expenses 125  170  141
Net Investment Income (Loss) 10,216  13,630  12,627
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities (1,751) 3,688  5,304
Net change in unrealized appreciation/depreciation on affiliated investment securities (23,001) (43,620) (47,507)
Net realized/unrealized gains (losses) on investments (24,752) (39,932) (42,203)
Change in net assets resulting from operations $ (14,536) $ (26,302) $ (29,576)

Statements of Operations
For the Six Months Ended October 31, 2023
15
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Target
Retirement 2050
Fund
Victory Target
Retirement 2060
Fund
Investment Income:
Dividends from affiliated investments $ 6,279  $ 857
Interest from unaffiliated investments 47  7
Securities lending (net of fees) — (a) — (a)
Total Income 6,326  864
Expenses:
Sub-Administration fees 9  9
Custodian fees 5  — (a)
Transfer agent fees 23  3
Trustees' fees 24  24
Compliance fees 4  1
Printing fees 16  8
Legal and audit fees 29  29
State registration and filing fees 17  12
Other expenses 14  4
Recoupment of prior expenses waived/reimbursed by Adviser 8  1
Total Expenses 149  91
Expenses waived/reimbursed by Adviser —  (28)
Net Expenses 149  63
Net Investment Income (Loss) 6,177  801
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities (29) (93)
Net change in unrealized appreciation/depreciation on affiliated investment securities (24,705) (3,544)
Net realized/unrealized gains (losses) on investments (24,734) (3,637)
Change in net assets resulting from operations $ (18,557) $ (2,836)
(a) Rounds to less than $1 thousand.

16
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Target Retirement Income Fund Victory Target Retirement 2030 Fund
Six Months
Ended
October
31, 2023
(Unaudited)
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Six Months
Ended
October
31, 2023
(Unaudited)
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 10,216 $ 5,407 $ 19,517 $ 13,630 $ 6,846 $ 30,854
Net realized gains (losses) (1,751) (2,063) 4,726 3,688 (1,311) 24,154
Net change in unrealized appreciation/
depreciation (23,001) 26,323 (108,209) (43,620) 59,127 (240,236)
Change in net assets resulting from
operations (14,536) 29,667 (83,966) (26,302) 64,662 (185,228)
Change in net assets resulting from
distributions to shareholders (9,855) (3,617) (42,353) — — (101,184)
Change in net assets resulting from capital
transactions (21,054) (16,660) (24,319) (46,212) (23,163) 33,547
Change in net assets (45,445) 9,390 (150,638) (72,514) 41,499 (252,865)
Net Assets:
Beginning of period 666,388 656,998 807,636 1,176,156 1,134,657 1,387,522
End of period $ 620,943 $ 666,388 $ 656,998 $ 1,103,642 $ 1,176,156 $ 1,134,657
Capital Transactions:
Proceeds from shares issued $ 24,897 $ 15,271 $ 42,001 $ 37,293 $ 27,062 $ 81,144
Distributions reinvested 9,794 3,594 42,091 — — 100,969
Cost of shares redeemed (55,745) (35,525) (108,411) (83,505) (50,225) (148,566)
Change in net assets resulting from capital
transactions $ (21,054) $ (16,660) $ (24,319) $ (46,212) $ (23,163) $ 33,547
Share Transactions:
Issued 2,456 1,516 3,901 3,269 2,434 6,606
Reinvested 969 361 4,192 — — 9,250
Redeemed (5,520) (3,531) (10,144) (7,308) (4,513) (12,204)
Change in Shares (2,095) (1,654) (2,051) (4,039) (2,079) 3,652
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.

17
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Target Retirement 2040 Fund Victory Target Retirement 2050 Fund
Six Months
Ended
October
31, 2023
(Unaudited)
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Six Months
Ended
October
31, 2023
(Unaudited)
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 12,627 $ 5,928 $ 35,269 $ 6,177 $ 2,609 $ 20,533
Net realized gains (losses) 5,304 (941) 31,048 (29) (1,725) 21,292
Net change in unrealized appreciation/
depreciation (47,507) 83,183 (312,180) (24,705) 55,905 (198,859)
Change in net assets resulting from
operations (29,576) 88,170 (245,863) (18,557) 56,789 (157,034)
Change in net assets resulting from
distributions to shareholders — — (132,290) — — (84,813)
Change in net assets resulting from capital
transactions (39,027) (17,348) 71,180 (16,465) (8,137) 64,708
Change in net assets (68,603) 70,822 (306,973) (35,022) 48,652 (177,139)
Net Assets:
Beginning of period 1,408,101 1,337,279 1,644,252 857,590 808,938 986,077
End of period $ 1,339,498 $ 1,408,101 $ 1,337,279 $ 822,568 $ 857,590 $ 808,938
Capital Transactions:
Proceeds from shares issued $ 42,996 $ 37,464 $ 102,220 $ 30,625 $ 25,809 $ 76,507
Distributions reinvested — — 132,158 — — 84,765
Cost of shares redeemed (82,023) (54,812) (163,198) (47,090) (33,946) (96,564)
Change in net assets resulting from capital
transactions $ (39,027) $ (17,348) $ 71,180 $ (16,465) $ (8,137) $ 64,708
Share Transactions:
Issued 3,708 3,351 8,216 2,571 2,257 5,943
Reinvested — — 12,143 — — 7,639
Redeemed (7,080) (4,904) (13,106) (3,959) (2,968) (7,538)
Change in Shares (3,372) (1,553) 7,253 (1,388) (711) 6,044
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.

18
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Target Retirement 2060 Fund
Six Months
Ended
October
31, 2023
(Unaudited)
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 801 $ 326 $ 2,755
Net realized gains (losses) (93) (385) 2,332
Net change in unrealized appreciation/depreciation (3,544) 8,446 (27,539)
Change in net assets resulting from operations (2,836) 8,387 (22,452)
Change in net assets resulting from distributions to shareholders — — (11,801)
Change in net assets resulting from capital transactions (3,660) 706 12,901
Change in net assets (6,496) 9,093 (21,352)
Net Assets:
Beginning of period 125,791 116,698 138,050
End of period $ 119,295 $ 125,791 $ 116,698
Capital Transactions:
Proceeds from shares issued $ 5,725 $ 6,463 $ 16,023
Distributions reinvested — — 11,782
Cost of shares redeemed (9,385) (5,757) (14,904)
Change in net assets resulting from capital transactions $ (3,660) $ 706 $ 12,901
Share Transactions:
Issued 482 567 1,246
Reinvested — — 1,064
Redeemed (789) (503) (1,173)
Change in Shares (307) 64 1,137
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
19
See notes to financial statements.
Victory Target Retirement Income Fund
Six Months
Ended
October
31, 2023
(Unaudited)
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of
Period $10.18 $9.79 $11.68 $11.71 $11.22 $10.69 $11.69
Investment Activities:
Net investment income (loss) 0.16(b) 0.08(b) 0.29(b) 0.38(b) 0.38(b) 0.31(b) 0.29
Net realized and unrealized
gains (losses) (0.39) 0.37 (1.53) 0.37 0.58 0.93 (0.64)
Total from Investment
Activities (0.23) 0.45 (1.24) 0.75 0.96 1.24 (0.35)
Distributions to Shareholders
from:
Net investment income (0.15) (0.06) (0.29) (0.38) (0.30) (0.31) (0.29)
Net realized gains — — (0.36) (0.40) (0.17) (0.40) (0.36)
Total Distributions (0.15) (0.06) (0.65) (0.78) (0.47) (0.71) (0.65)
Net Asset Value, End of Period $9.80 $10.18 $9.79 $11.68 $11.71 $11.22 $10.69
Total Return(c)(d) (2.27)% 4.56% (10.64)% 6.48% 8.73% 11.72% (3.01)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.04% 0.05% 0.04% 0.03% 0.06% 0.07% 0.07%
Net Investment Income
(Loss)(e) 3.11% 2.46% 2.75% 3.13% 3.40% 2.75% 2.53%
Gross Expenses(e)(f) 0.04% 0.05% 0.04% 0.03% 0.06% 0.07% 0.07%
Supplemental Data:
Net Assets at end of period
(000's) $620,943 $666,388 $656,998 $807,636 $827,247 $337,633 $318,796
Portfolio Turnover(c) 2% 2% 13% 16% 15%(h) 16% 29%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(h) For the year ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $78,972 and sold of $170,937 thousand, respectively, in connection with the Fund’s acquisition of USAA
®
Target Retirement 2020 Fund.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
20
See notes to financial statements.
Victory Target Retirement 2030 Fund
Six Months
Ended
October
31, 2023
(Unaudited)
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of
Period $11.33 $10.71 $13.57 $13.03 $12.47 $11.87 $13.84
Investment Activities:
Net investment income (loss) 0.13(b) 0.07(b) 0.31(b) 0.53(b) 0.29(b) 0.33(b) 0.30
Net realized and unrealized
gains (losses) (0.40) 0.55 (2.15) 1.05 0.86 1.70 (1.25)
Total from Investment
Activities (0.27) 0.62 (1.84) 1.58 1.15 2.03 (0.95)
Distributions to Shareholders
from:
Net investment income — — (0.29) (0.59) (0.25) (0.31) (0.30)
Net realized gains — — (0.73) (0.45) (0.34) (1.12) (0.72)
Total Distributions — — (1.02) (1.04) (0.59) (1.43) (1.02)
Net Asset Value, End of Period $11.06 $11.33 $10.71 $13.57 $13.03 $12.47 $11.87
Total Return(c)(d) (2.38)% 5.79% (13.53)% 12.24% 9.25% 17.13% (6.99)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.03% 0.03% 0.03% 0.02% 0.02% 0.03% 0.03%
Net Investment Income
(Loss)(e) 2.33% 1.78% 2.55% 3.79% 2.41% 2.53% 2.25%
Gross Expenses(e)(f) 0.03% 0.04% 0.03% 0.02% 0.02% 0.03% 0.03%
Supplemental Data:
Net Assets at end of period
(000's) $1,103,642 $1,176,156 $1,134,657 $1,387,522 $1,330,701 $1,368,343 $1,183,564
Portfolio Turnover(c) 2% 2% 13% 18% 19% 24% 36%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.

21
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Target Retirement 2040 Fund
Six Months
Ended
October
31, 2023
(Unaudited)
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of
Period $11.42 $10.71 $13.98 $13.02 $12.58 $11.87 $14.25
Investment Activities:
Net investment income (loss) 0.10(b) 0.05(b) 0.31(b) 0.60(b) 0.28(b) 0.32(b) 0.27
Net realized and unrealized
gains (losses) (0.35) 0.66 (2.43) 1.45 0.88 1.99 (1.46)
Total from Investment
Activities (0.25) 0.71 (2.12) 2.05 1.16 2.31 (1.19)
Distributions to Shareholders
from:
Net investment income — — (0.29) (0.67) (0.22) (0.29) (0.28)
Net realized gains — — (0.86) (0.42) (0.50) (1.31) (0.91)
Total Distributions — — (1.15) (1.09) (0.72) (1.60) (1.19)
Net Asset Value, End of Period $11.17 $11.42 $10.71 $13.98 $13.02 $12.58 $11.87
Total Return(c)(d) (2.19)% 6.63% (15.15)% 15.88% 9.22% 19.57% (8.53)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.02% 0.02% 0.02% 0.02% 0.02% 0.02% 0.02%
Net Investment Income
(Loss)(e) 1.78% 1.30% 2.49% 4.18% 2.30% 2.41% 2.08%
Gross Expenses(e)(f) 0.02% 0.03% 0.02% 0.02% 0.02% 0.02% 0.02%
Supplemental Data:
Net Assets at end of period
(000's) $1,339,498 $1,408,101 $1,337,279 $1,644,252 $1,531,320 $1,551,552 $1,310,328
Portfolio Turnover(c) 3% 2% 14% 16% 20% 29% 35%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
22
See notes to financial statements.
Victory Target Retirement 2050 Fund
Six Months
Ended
October
31, 2023
(Unaudited)
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of
Period $11.70 $10.93 $14.51 $13.35 $12.84 $11.95 $14.45
Investment Activities:
Net investment income (loss) 0.09(b) 0.04(b) 0.30(b) 0.65(b) 0.28(b) 0.31(b) 0.26
Net realized and unrealized
gains (losses) (0.35) 0.73 (2.63) 1.69 1.07 2.09 (1.54)
Total from Investment
Activities (0.26) 0.77 (2.33) 2.34 1.35 2.40 (1.28)
Distributions to Shareholders
from:
Net investment income — — (0.28) (0.69) (0.24) (0.28) (0.26)
Net realized gains — — (0.97) (0.49) (0.60) (1.23) (0.96)
Total Distributions — — (1.25) (1.18) (0.84) (1.51) (1.22)
Net Asset Value, End of Period $11.44 $11.70 $10.93 $14.51 $13.35 $12.84 $11.95
Total Return(c)(d) (2.22)% 7.04% (16.00)% 17.71% 10.52% 20.16% (9.02)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.03% 0.04% 0.03% 0.03% 0.03% 0.04% 0.04%
Net Investment Income
(Loss)(e) 1.42% 0.94% 2.41% 4.43% 2.26% 2.32% 1.96%
Gross Expenses(e)(f) 0.03% 0.04% 0.03% 0.03% 0.03% 0.04% 0.04%
Supplemental Data:
Net Assets at end of period
(000's) $822,568 $857,590 $808,938 $986,077 $893,934 $893,030 $741,449
Portfolio Turnover(c) 3% 3% 13% 17% 21% 30% 36%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.

23
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Target Retirement 2060 Fund
Six Months
Ended
October
31, 2023
(Unaudited)
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of
Period $11.70 $10.92 $14.46 $13.17 $12.53 $11.05 $12.74
Investment Activities:
Net investment income (loss) 0.08(b) 0.03(b) 0.29(b) 0.64(b) 0.26(b) 0.28(b) 0.23
Net realized and unrealized
gains (losses) (0.35) 0.75 (2.63) 1.67 1.01 1.94 (1.39)
Total from Investment
Activities (0.27) 0.78 (2.34) 2.31 1.27 2.22 (1.16)
Distributions to Shareholders
from:
Net investment income — — (0.26) (0.69) (0.20) (0.27) (0.23)
Net realized gains — — (0.94) (0.33) (0.43) (0.47) (0.30)
Total Distributions — — (1.20) (1.02) (0.63) (0.74) (0.53)
Net Asset Value, End of Period $11.43 $11.70 $10.92 $14.46 $13.17 $12.53 $11.05
Total Return(c)(d) (2.31)% 7.14% (16.12)% 17.69% 10.17% 20.09% (9.18)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.10% 0.10% 0.10% 0.10% 0.10% 0.10% 0.10%
Net Investment Income
(Loss)(e) 1.27% 0.81% 2.27% 4.41% 2.17% 2.30% 2.00%
Gross Expenses(e)(f) 0.14% 0.17% 0.14% 0.13% 0.16% 0.22% 0.23%
Supplemental Data:
Net Assets at end of period
(000's) $119,295 $125,791 $116,698 $138,050 $121,007 $116,493 $87,403
Portfolio Turnover(c) 3% 2% 9% 18% 28% 29% 36%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.

Notes to Financial Statements
October 31, 2023
Victory Portfolios III
24
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following five Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is classified as diversified under the 1940 Act.
Each Fund is a “fund of funds” in that it invests in a selection of affiliated mutual funds and exchange-traded funds managed by the Funds’
Adviser, Victory Capital Management Inc. (“VCM” or the "Adviser"), an affiliate of the Funds. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital
Operating, LLC.
Each Fund may rely on various exemptions contained in the 1940 Act and in exemptive rules or orders thereunder issued by the Securities and
Exchange Commission (“SEC”) that permit funds, subject to certain conditions, to invest in one or more Exchange-Traded Funds (“ETFs”) and certain other types of investment companies in amounts that exceed limits set forth in the 1940 Act that would otherwise be applicable.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which were approved by the Board.
Portfolio securities listed or traded on securities exchanges, including ETFs, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in the underlying affiliated funds and other open-end investment companies, other than ETFs, are valued at their net asset value
(“NAV”) at the end of each business day.  These valuations are typically categorized as Level 1 in the fair value hierarchy.
The underlying affiliated funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities
Funds (Legal Name) Funds (Short Name)
Victory Target Retirement Income Fund Target Income Fund
Victory Target Retirement 2030 Fund Target 2030 Fund
Victory Target Retirement 2040 Fund Target 2040 Fund
Victory Target Retirement 2050 Fund Target 2050 Fund
Victory Target Retirement 2060 Fund Target 2060 Fund

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
25
(Unaudited)
may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of October 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):
As of October 31, 2023, there were no transfers into/out of Level 3.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Level 1 Level 2 Level 3 Total
Target Income Fund
Affiliated Exchange-Traded Funds .................................. $ 121,973 $ — $ — $ 121,973
Affiliated Mutual Funds ......................................... 498,072 — — 498,072
Collateral for Securities Loaned ................................... 218 — — 218
Total ....................................................... $ 620,263 $ — $ — $ 620,263
Target 2030 Fund
Affiliated Exchange-Traded Funds .................................. 270,735 — — 270,735
Affiliated Mutual Funds ......................................... 830,100 — — 830,100
Total ....................................................... $ 1,100,835 $ — $ — $ 1,100,835
Target 2040 Fund
Affiliated Exchange-Traded Funds .................................. 357,159 — — 357,159
Affiliated Mutual Funds ......................................... 977,885 — — 977,885
Collateral for Securities Loaned ................................... 1,002 — — 1,002
Total ....................................................... $ 1,336,046 $ — $ — $ 1,336,046
Target 2050 Fund
Affiliated Exchange-Traded Funds .................................. 229,267 — — 229,267
Affiliated Mutual Funds ......................................... 590,547 — — 590,547
Collateral for Securities Loaned ................................... 12 — — 12
Total ....................................................... $ 819,826 $ — $ — $ 819,826
Target 2060 Fund
Affiliated Exchange-Traded Funds .................................. 33,743 — — 33,743
Affiliated Mutual Funds ......................................... 84,923 — — 84,923
Total ....................................................... $ 118,666 $ — $ — $ 118,666

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
26
(Unaudited)
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-
U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by SEC guidelines. The cash collateral is invested in short-
term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds’ Schedules of Portfolio Investments.
The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio
Investments. Collateral requirements are determined daily based on the value of the Funds’ securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities.
Securities lending income (net of these fees) is disclosed on the Statements of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.
In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Funds’ securities lending transactions as of October 31, 2023.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of April 30.
For the six months ended October 31, 2023, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended October 31, 2023, were as follows (amounts in thousands):
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Target Income Fund ............................................... $ 213 $ — $ 218
Target 2040 Fund ................................................. 984 — 1,002
Target 2050 Fund ................................................. 12 — 12

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
27
(Unaudited)
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser does not receive any fees from the Funds for these services.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
does not receive any fees from the Funds for these services.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statements of Operations as Sub-
Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”), in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Funds. VCTA does not receive any fees from the Funds for these services.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Funds pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
October 31, 2023, are reflected on the Statements of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Funds until at least August 31, 2024.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of October 31, 2023, the expense limits
(excluding voluntary waivers) are as follows:
Excluding U.S. Government
Securities
Purchases Sales
Target Income Fund ........................................................................ $ 13,673 $ 31,953
Target 2030 Fund .......................................................................... 23,339 54,608
Target 2040 Fund .......................................................................... 37,986 60,534
Target 2050 Fund .......................................................................... 21,508 29,831
Target 2060 Fund .......................................................................... 3,137 6,260

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
28
(Unaudited)
Under the terms of the expense limitation agreement, the Adviser has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at October 31, 2023. For the six months ended October 31, 2023, the following recoupment amounts were paid to the Adviser (amounts in thousands).
As of October 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands).
* Amount expires by December 31, 2023.
** Amount expires by December 31, 2024.
*** Amount expires by December 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended October 31, 2023.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Affiliated Funds Risk — The risks of the Funds directly correspond to the risks of the underlying affiliated funds in which the Funds invest.
By investing in the underlying affiliated funds, the Funds have exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Funds varies according to each Fund’s asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Funds also are subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).
Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
In Effect Until
August 31, 2024
Target Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.07%
Target 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.03%
Target 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.02%
Target 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.04%
Target 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10%
Amount
Target 2030 Fund ..................................................................................... $ 8
Target 2050 Fund ..................................................................................... 8
Target 2060 Fund ..................................................................................... 1
Expires
2023
*
Expires
2024
**
Expires
2025
***
Expires
2026
Expires
2027 Total
Target 2030 Fund ............................ $ — $ — $ — $ 13 $ — $ 13
Target 2040 Fund ............................ — — 61 56 33 150
Target 2060 Fund ............................ 10 43 53 29 28 163

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
29
(Unaudited)
High-Yield/ Junk Bond Risk — Fixed-income securities rated below investment grade, also known as “junk” or high-yield bonds, generally entail greater economic, credit and liquidity risk than investment-grade securities. Their prices also may be more volatile, especially during economic downturns, financial setbacks or liquidity events. High-yield securities also can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time.
Equity Risk — The Funds may invest in underlying affiliated funds that invest in equity securities.  The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general economic conditions. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Debt Securities Risk  — The Funds may invest in underlying affiliated funds that invest in debt securities or other income-producing securities.
The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended October 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the six months ended October 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The Funds did not utilize or participate in the Facility during the six months ended October 31, 2023.
7. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
Declared Paid
Target Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Target 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Target 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Target 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Target 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
30
(Unaudited)
As of October 31, 2023, the Funds had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
8. Affiliated Securities:
An affiliated security is a security in which a Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Funds do not invest in affiliated securities for the purpose of exercising management or control.  These securities are noted as affiliated on the Funds’ Schedule of Portfolio Investments. The
financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually
on Form N-CSR and are available for download from both the SEC’s as well as each respective underlying fund’s website.   Transactions in
affiliated securities during the six months ended October 31, 2023, were as follows (amounts in thousands):
Short-Term
Amount
Long-Term
Amount Total
Target Income Fund .................................................... $ — $ (1,960) $ (1,960)
Target 2030 Fund ...................................................... — (1,374) (1,374)
Target 2040 Fund ...................................................... (4) (719) (723)
Target 2050 Fund ...................................................... — (1,503) (1,503)
Target 2060 Fund ...................................................... (7) (378) (385)
Fair Value
4/30/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
10/31/2023
Dividend
Income
Target Income Fund
Victory 500 Index Fund Reward
Shares ................... $ 18,405 $ 130 $ (3,765) $ (446) $ — $ 719 $ 15,043 $ 129
Victory Core Plus Intermediate
Bond Fund Institutional Shares . 45,274 3,469 — — — (3,345) 45,398 968
Victory Global Managed Volatility
Fund Institutional Shares ...... 40,308 — (2,987) (486) — (158) 36,677 —
Victory Government Securities Fund
Institutional Shares .......... 147,521 2,373 (7,990) (1,114) — (8,281) 132,509 2,372
Victory Growth Fund Institutional
Shares ................... 7,450 — — — — 464 7,914 —
Victory High Income Fund
Institutional Shares .......... 36,910 1,376 — — — (1,187) 37,099 1,377
Victory Income Stock Fund
Institutional Shares .......... 4,094 52 — — — (139) 4,007 52
Victory Integrity Mid-Cap Value
Fund Class R6 ............. 6,981 — (936) (28) — (228) 5,789 —
Victory Market Neutral Income
Fund Institutional Shares ...... 33,115 892 — — — 520 34,527 893
Victory Nasdaq-100 Index Fund
Class R6 ................. 2,173 — — — — 197 2,370 —
Victory Precious Metals and
Minerals Fund Institutional Shares 2,711 — — — — (452) 2,259 —
Victory RS International Fund Class
R6 ...................... 20,908 — — — — (1,049) 19,859 —
Victory Short-Term Bond Fund
Institutional Shares .......... 103,243 1,973 (9,499) (533) — (279) 94,905 1,973
Victory Small Cap Stock Fund
Institutional Shares .......... 8,426 — — — — (427) 7,999 —
Victory Sophus Emerging Markets
Fund Class R6 ............. 4,423 — — — — (146) 4,277 —
Victory Target Managed Allocation
Fund .................... 34,042 — — — — (1,077) 32,965 —
Victory Trivalent International Core
Equity Fund Class R6 ........ 15,098 — — — — (623) 14,475 —
VictoryShares Corporate Bond ETF 39,799 — — — — (3,109) 36,690 760
VictoryShares Emerging Markets
Value Momentum ETF ....... 10,870 — — — — (618) 10,252 437

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
31
(Unaudited)
Fair Value
4/30/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
10/31/2023
Dividend
Income
VictoryShares Free Cash Flow ETF $ — $ 3,408 $ — $ — $ — $ 8 $ 3,416 $ 15
VictoryShares International Value
Momentum ETF ............ 16,576 — (1,482) (205) — (816) 14,073 451
VictoryShares International
Volatility Wtd ETF .......... 6,311 — — — — (636) 5,675 116
VictoryShares Nasdaq Next 50 ETF 3,714 — — — — (304) 3,410 15
VictoryShares Short-Term Bond
ETF ..................... 21,847 — — — — (306) 21,541 522
VictoryShares US Multi-Factor
Minimum Volatility ETF ...... 5,603 — (1,407) 325 — (318) 4,203 46
VictoryShares US Small Mid Cap
Value Momentum ETF ....... 5,492 — — — — (146) 5,346 40
VictoryShares US Value Momentum
ETF ..................... 12,047 — (3,887) 736 — (1,242) 7,654 88
VictoryShares WestEnd U.S. Sector
ETF ..................... 9,736 — — — — (23) 9,713 54
$ 663,077 $ 13,673 $ (31,953) $ (1,751) $ — $ (23,001)
$ 620,045
$ 10,308
Fair Value
4/30/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
10/31/2023
Dividend
Income
Target 2030 Fund
Victory 500 Index Fund Reward
Shares ................... $ 65,470 $ 433 $ (11,982) $ (1,209) $ — $ 2,292 $ 55,004 $ 433
Victory Core Plus Intermediate
Bond Fund Institutional Shares . 61,125 1,291 — — — (4,406) 58,010 1,291
Victory Global Managed Volatility
Fund Institutional Shares ...... 117,296 — (8,495) (892) — (864) 107,045 —
Victory Government Securities Fund
Institutional Shares .......... 186,297 3,066 — — — (12,175) 177,188 3,066
Victory Growth Fund Institutional
Shares ................... 24,138 — (6,973) 4,302 — (2,475) 18,992 —
Victory High Income Fund
Institutional Shares .......... 45,960 1,714 — — — (1,477) 46,197 1,714
Victory Income Stock Fund
Institutional Shares .......... 14,735 186 — — — (499) 14,422 186
Victory Integrity Mid-Cap Value
Fund Class R6 ............. 26,735 — (4,782) 717 — (1,626) 21,044 —
Victory Market Neutral Income
Fund Institutional Shares ...... 22,754 613 — — — 358 23,725 613
Victory Nasdaq-100 Index Fund
Class R6 ................. 17,807 — — — — 1,612 19,419 —
Victory Precious Metals and
Minerals Fund Institutional Shares 4,936 — — — — (822) 4,114 —
Victory RS International Fund Class
R6 ...................... 54,486 — — — — (2,734) 51,752 —
Victory Short-Term Bond Fund
Institutional Shares .......... 63,777 1,239 — — — (514) 64,502 1,239
Victory Small Cap Stock Fund
Institutional Shares .......... 22,781 — — — — (1,155) 21,626 —
Victory Sophus Emerging Markets
Fund Class R6 ............. 9,350 — — — — (309) 9,041 —
Victory Target Managed Allocation
Fund .................... 106,044 — (1,997) (415) — (2,843) 100,789 —
Victory Trivalent International Core
Equity Fund Class R6 ........ 39,732 — (895) (1) — (1,606) 37,230 —
VictoryShares Corporate Bond ETF 37,040 1,932 — — — (2,991) 35,981 722

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
32
(Unaudited)
Fair Value
4/30/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
10/31/2023
Dividend
Income
VictoryShares Emerging Markets
Value Momentum ETF ....... $ 25,817 $ — $ — $ — $ — $ (1,468) $ 24,349 $ 1,037
VictoryShares Free Cash Flow ETF — 10,907 — — — (66) 10,841 48
VictoryShares International Value
Momentum ETF ............ 46,133 — (2,489) (448) — (2,557) 40,639 1,290
VictoryShares International
Volatility Wtd ETF .......... 18,100 — — — — (1,824) 16,276 332
VictoryShares Nasdaq Next 50 ETF 17,344 — (3,496) (838) — (200) 12,810 65
VictoryShares Short-Term Bond
ETF ..................... 41,109 1,958 — — — (591) 42,476 999
VictoryShares US Multi-Factor
Minimum Volatility ETF ...... 10,447 — — — — (109) 10,338 99
VictoryShares US Small Mid Cap
Value Momentum ETF ....... 19,583 — — — — (518) 19,065 142
VictoryShares US Value Momentum
ETF ..................... 39,411 — (13,499) 2,472 — (3,972) 24,412 294
VictoryShares WestEnd U.S. Sector
ETF ..................... 33,629 — — — — (81) 33,548 187
$ 1,172,036 $ 23,339 $ (54,608) $ 3,688 $ — $ (43,620)
$ 1,100,835
$ 13,757
Fair Value
4/30/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
10/31/2023
Dividend
Income
Target 2040 Fund
Victory 500 Index Fund Reward
Shares ................... $ 105,996 $ 746 $ (12,990) $ (1,298) $ — $ 2,867 $ 95,321 $ 745
Victory Core Plus Intermediate
Bond Fund Institutional Shares . 37,574 793 — — — (2,708) 35,659 793
Victory Global Managed Volatility
Fund Institutional Shares ...... 187,333 — (5,986) (864) — (2,291) 178,192 —
Victory Government Securities Fund
Institutional Shares .......... 98,687 1,624 — — — (6,450) 93,861 1,624
Victory Growth Fund Institutional
Shares ................... 39,812 — (8,401) 5,418 — (2,622) 34,207 —
Victory High Income Fund
Institutional Shares .......... 48,425 1,806 — — — (1,557) 48,674 1,806
Victory Income Stock Fund
Institutional Shares .......... 23,964 302 — — — (811) 23,455 302
Victory Integrity Mid-Cap Value
Fund Class R6 ............. 42,781 — (4,560) 494 — (2,097) 36,618 —
Victory Market Neutral Income
Fund Institutional Shares ...... 16,062 434 — — — 252 16,748 433
Victory Nasdaq-100 Index Fund
Class R6 ................. 30,167 999 — — — 2,727 33,893 —
Victory Precious Metals and
Minerals Fund Institutional Shares 5,489 — — — — (914) 4,575 —
Victory RS International Fund Class
R6 ...................... 89,536 1,000 — — — (4,541) 85,995 —
Victory Short-Term Bond Fund
Institutional Shares .......... 24,945 485 — — — (201) 25,229 485
Victory Small Cap Stock Fund
Institutional Shares .......... 32,643 1,000 — — — (1,799) 31,844 —
Victory Sophus Emerging Markets
Fund Class R6 ............. 13,290 1,000 — — — (529) 13,761 —
Victory Target Managed Allocation
Fund .................... 162,155 — — — — (5,130) 157,025 —
Victory Trivalent International Core
Equity Fund Class R6 ........ 65,532 — — — — (2,704) 62,828 —

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
33
(Unaudited)
Fair Value
4/30/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
10/31/2023
Dividend
Income
VictoryShares Corporate Bond ETF $ 18,296 $ 1,933 $ — $ — $ — $ (1,527) $ 18,702 $ 364
VictoryShares Emerging Markets
Value Momentum ETF ....... 42,819 2,005 — — — (2,571) 42,253 1,760
VictoryShares Free Cash Flow ETF — 18,402 — — — (156) 18,246 80
VictoryShares International Value
Momentum ETF ............ 69,736 — (4,982) (853) — (3,549) 60,352 1,927
VictoryShares International
Volatility Wtd ETF .......... 26,678 — — — — (2,689) 23,989 489
VictoryShares Nasdaq Next 50 ETF 28,996 — (4,997) (936) — (862) 22,201 110
VictoryShares Short-Term Bond
ETF ..................... 24,289 1,957 — — — (355) 25,891 597
VictoryShares US Multi-Factor
Minimum Volatility ETF ...... 16,948 — — — — (177) 16,771 161
VictoryShares US Small Mid Cap
Value Momentum ETF ....... 28,711 3,500 — — — (1,119) 31,092 219
VictoryShares US Value Momentum
ETF ..................... 62,734 — (18,618) 3,343 — (5,860) 41,599 491
VictoryShares WestEnd U.S. Sector
ETF ..................... 56,197 — — — — (134) 56,063 312
$ 1,399,795 $ 37,986 $ (60,534) $ 5,304 $ — $ (47,507)
$ 1,335,044
$ 12,698
Fair Value
4/30/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
10/31/2023
Dividend
Income
Target 2050 Fund
Victory 500 Index Fund Reward
Shares ................... $ 74,128 $ 527 $ (6,999) $ (822) $ — $ 1,862 $ 68,696 $ 528
Victory Core Plus Intermediate
Bond Fund Institutional Shares . 21,176 447 — — — (1,526) 20,097 447
Victory Global Managed Volatility
Fund Institutional Shares ...... 127,767 — (2,991) (433) — (1,772) 122,571 —
Victory Government Securities Fund
Institutional Shares .......... 24,664 4,931 — — — (1,748) 27,847 431
Victory Growth Fund Institutional
Shares ................... 25,858 — — — — 1,608 27,466 —
Victory High Income Fund
Institutional Shares .......... 9,872 368 — — — (317) 9,923 368
Victory Income Stock Fund
Institutional Shares .......... 16,701 210 — — — (565) 16,346 210
Victory Integrity Mid-Cap Value
Fund Class R6 ............. 29,000 — (3,546) 415 — (1,454) 24,415 —
Victory Market Neutral Income
Fund Institutional Shares ...... 6,607 178 — — — 104 6,889 178
Victory Nasdaq-100 Index Fund
Class R6 ................. 22,163 — — — — 2,006 24,169 —
Victory Precious Metals and
Minerals Fund Institutional Shares 3,084 — — — — (514) 2,570 —
Victory RS International Fund Class
R6 ...................... 60,031 — — — — (3,012) 57,019 —
Victory Short-Term Bond Fund
Institutional Shares .......... 831 17 — — — (7) 841 16
Victory Small Cap Stock Fund
Institutional Shares .......... 23,611 — — — — (1,198) 22,413 —
Victory Sophus Emerging Markets
Fund Class R6 ............. 11,089 — — — — (367) 10,722 —
Victory Target Managed Allocation
Fund .................... 110,297 — — — — (3,490) 106,807 —

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
34
(Unaudited)
Fair Value
4/30/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
10/31/2023
Dividend
Income
Victory Trivalent International Core
Equity Fund Class R6 ........ $ 43,553 $ — $ — $ — $ — $ (1,797) $ 41,756 $ —
VictoryShares Corporate Bond ETF 10,766 — — — — (841) 9,925 206
VictoryShares Emerging Markets
Value Momentum ETF ....... 31,632 — — — — (1,798) 29,834 1,271
VictoryShares Free Cash Flow ETF — 13,328 — — — (126) 13,202 58
VictoryShares International Value
Momentum ETF ............ 47,544 — (1,998) (350) — (2,723) 42,473 1,329
VictoryShares International
Volatility Wtd ETF .......... 18,055 — — — — (1,820) 16,235 331
VictoryShares Nasdaq Next 50 ETF 19,762 — (3,000) (869) — (514) 15,379 78
VictoryShares US Multi-Factor
Minimum Volatility ETF ...... 12,265 — — — — (128) 12,137 117
VictoryShares US Small Mid Cap
Value Momentum ETF ....... 19,671 1,502 — — — (672) 20,501 147
VictoryShares US Value Momentum
ETF ..................... 42,510 — (11,297) 2,030 — (3,800) 29,443 340
VictoryShares WestEnd U.S. Sector
ETF ..................... 40,234 — — — — (96) 40,138 224
$ 852,871 $ 21,508 $ (29,831) $ (29) $ — $ (24,705)
$ 819,814
$ 6,279
Fair Value
4/30/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
10/31/2023
Dividend
Income
Target 2060 Fund
Victory 500 Index Fund Reward
Shares ................... $ 10,845 $ 74 $ (1,553) $ (192) $ — $ 358 $ 9,532 $ 74
Victory Core Plus Intermediate
Bond Fund Institutional Shares . 3,204 69 — — — (231) 3,042 68
Victory Global Managed Volatility
Fund Institutional Shares ...... 19,090 — (505) (84) — (229) 18,272 —
Victory Government Securities Fund
Institutional Shares .......... 4,563 75 — — — (298) 4,340 75
Victory Growth Fund Institutional
Shares ................... 4,011 — (501) 83 — 189 3,782 —
Victory Income Stock Fund
Institutional Shares .......... 2,809 35 — — — (95) 2,749 35
Victory Integrity Mid-Cap Value
Fund Class R6 ............. 4,224 — (583) 35 — (176) 3,500 —
Victory Nasdaq-100 Index Fund
Class R6 ................. 3,525 — — — — 319 3,844 —
Victory Precious Metals and
Minerals Fund Institutional Shares 383 — — — — (64) 319 —
Victory RS International Fund Class
R6 ...................... 9,030 500 (749) (8) — (436) 8,337 —
Victory Short-Term Bond Fund
Institutional Shares .......... 1 — — — — — 1 —
Victory Small Cap Stock Fund
Institutional Shares .......... 3,902 — — — — (198) 3,704 —
Victory Sophus Emerging Markets
Fund Class R6 ............. 1,613 — — — — (53) 1,560 —
Victory Target Managed Allocation
Fund .................... 16,372 — — — — (518) 15,854 —
Victory Trivalent International Core
Equity Fund Class R6 ........ 6,349 — — — — (262) 6,087 —
VictoryShares Corporate Bond ETF 1,408 — — — — (110) 1,298 27

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
35
(Unaudited)
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Fair Value
4/30/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
10/31/2023
Dividend
Income
VictoryShares Emerging Markets
Value Momentum ETF ....... $ 4,593 $ — $ — $ — $ — $ (261) $ 4,332 $ 185
VictoryShares Free Cash Flow ETF — 2,001 — — — (8) 1,993 9
VictoryShares International Value
Momentum ETF ............ 7,043 — (503) (134) — (329) 6,077 197
VictoryShares International
Volatility Wtd ETF .......... 3,090 — — — — (312) 2,778 57
VictoryShares Nasdaq Next 50 ETF 2,790 — (250) (76) — (135) 2,329 11
VictoryShares US Multi-Factor
Minimum Volatility ETF ...... 1,726 — — — — (19) 1,707 16
VictoryShares US Small Mid Cap
Value Momentum ETF ....... 2,684 383 — — — (110) 2,957 21
VictoryShares US Value Momentum
ETF ..................... 6,111 — (1,616) 283 — (552) 4,226 48
VictoryShares WestEnd U.S. Sector
ETF ..................... 6,060 — — — — (14) 6,046 34
$ 125,426 $ 3,137 $ (6,260) $ (93) $ — $ (3,544)
$ 118,666
$ 857

Supplemental Information
October 31, 2023
Victory Portfolios III
36
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding each Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Funds' Statement of Additional Information on our website or upon request by calling 800-235-8396. Each Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and are available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs,  and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2023, through October 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
5/1/23
Actual
Ending
Account
Value
10/31/23
Hypothetical
Ending
Account
Value
10/31/23
Actual
Expenses
Paid During
Period
5/1/23 - 10/31/23*
Hypothetical
Expenses
Paid During
Period
5/1/23 - 10/31/23*
Annualized
Expense Ratio
During Period
5/1/23 - 10/31/23
Target Income Fund ...................... $ 1,000.00 $ 977.30 $ 1,024.94 $ 0.20 $ 0.20 0.04%
Target 2030 Fund ........................ 1,000.00 976.20 1,024.99 0.15 0.15 0.03%
Target 2040 Fund ........................ 1,000.00 978.10 1,025.04 0.10 0.10 0.02%
Target 2050 Fund ........................ 1,000.00 977.80 1,024.99 0.15 0.15 0.03%
Target 2060 Fund ........................ 1,000.00 976.90 1,024.63 0.50 0.51 0.10%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Supplemental Information
October 31, 2023
Victory Portfolios III
37
(Unaudited)
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
October 31, 2023
Victory Portfolios III
38
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
October 31, 2023
Victory Portfolios III
39
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
88219-1223

October 31, 2023
Semi Annual Report
Victory 500 Index Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Investment Objective and Portfolio Holdings 2
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
13
Statement of Operations
14
Statements of Changes in Net Assets
15
Financial Highlights
17
Notes to Financial Statements 19
Supplemental Information
Proxy Voting and Portfolio Holdings Information
26
Expense Examples
26
Privacy Policy
27

2
Victory Portfolios III
Victory 500 Index Fund
October 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to match, before fees and expenses, the performance of the stocks composing the Victory US Large Cap 500
Index (the “Index”). The Index emphasizes stocks of large U.S. companies.
Top 10 Holdings*:
October 31, 2023
(% of Net Assets)
Top Sectors*:
October 31, 2023
(% of Net Assets)
Does not include futures contracts and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Apple, Inc.
7.4%
Microsoft Corp.
6.9%
Amazon.com, Inc.
3.3%
NVIDIA Corp.
2.7%
Alphabet, Inc., Class A
2.1%
Meta Platforms, Inc., Class A
1.9%
Alphabet, Inc., Class C
1.7%
Tesla, Inc.
1.5%
UnitedHealth Group, Inc.
1.4%
Eli Lilly & Co.
1.3%
Information Technology
28.7%
Health Care
13.1%
Financials
12.7%
Consumer Discretionary
10.1%
Communication Services
8.7%
Industrials
8.5%
Consumer Staples
6.6%
Energy
4.7%
Utilities
2.3%
Materials
2.2%

Schedule of Portfolio Investments
October 31, 2023
Victory Portfolios III
Victory 500 Index Fund
3
(Unaudited)
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.8%)
Communication Services (8.7%):
Alphabet, Inc. , Class A (a) ................................................. 1,593,579 $ 197,731
Alphabet, Inc. , Class C (a) ................................................. 1,339,987 167,900
AT&T, Inc. ........................................................... 1,920,192 29,571
Charter Communications, Inc. , Class A (a) ..................................... 27,337 11,011
Comcast Corp. , Class A .................................................. 1,094,402 45,188
Electronic Arts, Inc. ..................................................... 66,217 8,197
Endeavor Group Holdings, Inc. , Class A ....................................... 53,032 1,207
Fox Corp. , Class A ...................................................... 66,776 2,029
Fox Corp. , Class B ...................................................... 35,435 989
Liberty Broadband Corp. , Class A (a) ......................................... 4,456 371
Liberty Broadband Corp. , Class C (a) ......................................... 31,124 2,593
Liberty Media Corp.-Liberty Formula One (a) ................................... 54,228 3,508
Live Nation Entertainment, Inc. (a) ........................................... 38,327 3,067
Meta Platforms, Inc. , Class A (a) ............................................ 596,976 179,851
Netflix, Inc. (a) ......................................................... 117,837 48,512
Omnicom Group, Inc. .................................................... 52,536 3,936
Pinterest, Inc. , Class A (a) ................................................. 154,727 4,623
ROBLOX Corp. , Class A (a) ............................................... 124,811 3,970
Snap, Inc. , Class A (a) .................................................... 268,357 2,686
Take-Two Interactive Software, Inc. (a) ........................................ 41,967 5,613
The Trade Desk, Inc. , Class A (a) ............................................ 118,639 8,419
The Walt Disney Co. (a) .................................................. 490,807 40,045
T-Mobile U.S., Inc. (a) .................................................... 126,397 18,184
Verizon Communications, Inc. .............................................. 1,129,188 39,669
Warner Bros Discovery, Inc. (a) ............................................. 595,751 5,922
Warner Music Group Corp. , Class A ......................................... 35,300 1,105
835,897
Communications Equipment (0.9%):
Arista Networks, Inc. (a) .................................................. 67,353 13,495
Cisco Systems, Inc. ..................................................... 1,094,544 57,059
Motorola Solutions, Inc. .................................................. 44,861 12,492
83,046
Consumer Discretionary (10.1%):
Airbnb, Inc. , Class A (a) .................................................. 107,647 12,734
Amazon.com, Inc. (a) .................................................... 2,425,182 322,767
AutoZone, Inc. (a) ....................................................... 4,877 12,081
Best Buy Co., Inc. ...................................................... 52,163 3,486
Booking Holdings, Inc. (a) ................................................. 9,491 26,476
Carnival Corp. (a) ....................................................... 264,554 3,032
Chipotle Mexican Grill, Inc. (a) ............................................. 7,336 14,248
Coupang, Inc. (a) ....................................................... 306,830 5,216
D.R. Horton, Inc. ....................................................... 79,053 8,253
Darden Restaurants, Inc. .................................................. 32,466 4,725
Deckers Outdoor Corp. (a) ................................................. 6,949 4,149
Domino's Pizza, Inc. ..................................................... 9,332 3,163
DoorDash, Inc. , Class A (a) ................................................ 69,765 5,229
DraftKings, Inc. (a) ...................................................... 114,652 3,167
eBay, Inc. ............................................................ 142,935 5,607
Expedia Group, Inc. (a) ................................................... 37,919 3,613
Ford Motor Co. ........................................................ 1,055,951 10,296
General Motors Co. ..................................................... 369,562 10,422
Genuine Parts Co. ...................................................... 37,721 4,861
Hilton Worldwide Holdings, Inc. ............................................ 68,837 10,431
Las Vegas Sands Corp. ................................................... 88,291 4,190
Lennar Corp. , Class A .................................................... 66,471 7,091
LKQ Corp. ........................................................... 71,146 3,125
Lowe's Cos., Inc. ....................................................... 155,011 29,540
Lucid Group, Inc. (a) (b) ................................................... 226,851 935
Lululemon Athletica, Inc. (a) ............................................... 29,679 11,678
Marriott International, Inc. , Class A .......................................... 67,289 12,688

Victory Portfolios III
Victory 500 Index Fund
4
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
McDonald's Corp. ...................................................... 195,743 $ 51,318
MGM Resorts International ................................................ 76,340 2,666
NIKE, Inc. , Class B ..................................................... 315,888 32,464
NVR, Inc. (a) .......................................................... 842 4,557
O'Reilly Automotive, Inc. (a) ............................................... 16,023 14,908
Pool Corp. ............................................................ 10,175 3,213
PulteGroup, Inc. ........................................................ 58,353 4,294
Rivian Automotive, Inc. , Class A (a) (b) ........................................ 176,795 2,868
Ross Stores, Inc. ....................................................... 89,669 10,399
Royal Caribbean Cruises Ltd. (a) ............................................ 62,614 5,305
Starbucks Corp. ........................................................ 298,420 27,526
Tesla, Inc. (a) .......................................................... 741,694 148,962
The Home Depot, Inc. ................................................... 268,614 76,472
The TJX Cos., Inc. ...................................................... 307,295 27,063
Tractor Supply Co. ...................................................... 29,225 5,628
Ulta Beauty, Inc. (a) ..................................................... 13,223 5,042
Yum! Brands, Inc. ...................................................... 75,264 9,096
974,984
Consumer Staples (6.6%):
Altria Group, Inc. ....................................................... 476,653 19,147
Archer-Daniels-Midland Co. ............................................... 142,555 10,203
Brown-Forman Corp. , Class B ............................................. 80,802 4,538
Bunge Ltd. ........................................................... 40,057 4,245
Celsius Holdings, Inc. (a) .................................................. 11,359 1,728
Church & Dwight Co., Inc. ................................................ 66,087 6,010
Colgate-Palmolive Co. ................................................... 222,046 16,680
Conagra Brands, Inc. .................................................... 127,070 3,477
Constellation Brands, Inc. , Class A .......................................... 45,295 10,606
Costco Wholesale Corp. .................................................. 119,028 65,756
Dollar General Corp. .................................................... 58,950 7,017
Dollar Tree, Inc. (a) ...................................................... 59,093 6,565
General Mills, Inc. ...................................................... 156,103 10,184
Hormel Foods Corp. ..................................................... 77,795 2,532
Kellanova ............................................................ 76,321 3,852
Kenvue, Inc. .......................................................... 462,899 8,610
Keurig Dr Pepper, Inc. ................................................... 266,462 8,082
Kimberly-Clark Corp. .................................................... 90,835 10,867
Lamb Weston Holdings, Inc. ............................................... 38,378 3,446
McCormick & Co., Inc. .................................................. 67,444 4,310
Molson Coors Beverage Co. , Class B ......................................... 51,818 2,993
Mondelez International, Inc. , Class A ......................................... 365,403 24,193
Monster Beverage Corp. (a) ................................................ 202,579 10,352
PepsiCo, Inc. .......................................................... 369,744 60,372
Philip Morris International, Inc. ............................................. 416,953 37,175
Sysco Corp. ........................................................... 135,621 9,017
Target Corp. .......................................................... 123,985 13,736
The Clorox Co. ........................................................ 33,259 3,915
The Coca-Cola Co. ...................................................... 1,149,886 64,957
The Estee Lauder Cos., Inc. ............................................... 61,657 7,946
The Hershey Co. ....................................................... 40,250 7,541
The J.M. Smucker Co. ................................................... 26,609 3,029
The Kraft Heinz Co. ..................................................... 296,923 9,341
The Kroger Co. ........................................................ 190,856 8,659
The Procter & Gamble Co. ................................................ 633,052 94,977
Tyson Foods, Inc. , Class A ................................................ 75,164 3,484
Walgreens Boots Alliance, Inc. ............................................. 192,451 4,057
Walmart, Inc. .......................................................... 383,341 62,642
636,241
Electronic Equipment, Instruments & Components (0.5%):
Amphenol Corp. , Class A ................................................. 158,603 12,776
CDW Corp. ........................................................... 36,005 7,215
Corning, Inc. .......................................................... 206,197 5,518

Victory Portfolios III
Victory 500 Index Fund
5
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Jabil, Inc. ............................................................ 33,748 $ 4,144
Keysight Technologies, Inc. (a) ............................................. 47,219 5,763
Teledyne Technologies, Inc. (a) ............................................. 12,518 4,689
Trimble, Inc. (a) ........................................................ 66,698 3,144
Zebra Technologies Corp. (a) ............................................... 13,651 2,859
46,108
Energy (4.7%):
APA Corp. ............................................................ 82,530 3,278
Baker Hughes Co. ...................................................... 271,189 9,334
Cheniere Energy, Inc. .................................................... 63,338 10,541
Chevron Corp. ......................................................... 523,604 76,305
ConocoPhillips ........................................................ 321,641 38,211
Coterra Energy, Inc. ..................................................... 198,746 5,465
Devon Energy Corp. ..................................................... 170,368 7,934
Diamondback Energy, Inc. ................................................ 45,628 7,315
EOG Resources, Inc. .................................................... 156,393 19,745
EQT Corp. ............................................................ 97,207 4,120
Exxon Mobil Corp. ..................................................... 1,075,241 113,814
Halliburton Co. ........................................................ 241,346 9,495
Hess Corp. ............................................................ 74,228 10,719
Kinder Morgan, Inc. ..................................................... 520,674 8,435
Marathon Oil Corp. ..................................................... 162,685 4,443
Marathon Petroleum Corp. ................................................ 107,396 16,244
Occidental Petroleum Corp. ............................................... 237,622 14,687
ONEOK, Inc. .......................................................... 119,041 7,761
Phillips 66 ............................................................ 119,602 13,643
Pioneer Natural Resources Co. ............................................. 61,995 14,817
Schlumberger NV ...................................................... 381,725 21,247
Targa Resources Corp. ................................................... 58,886 4,923
Texas Pacific Land Corp. ................................................. 2,062 3,806
The Williams Cos., Inc. .................................................. 326,726 11,239
Valero Energy Corp. ..................................................... 94,850 12,046
449,567
Financials (12.7%):
Aflac, Inc. ............................................................ 143,606 11,217
American Express Co. ................................................... 197,810 28,886
American International Group, Inc. .......................................... 191,213 11,723
Ameriprise Financial, Inc. ................................................. 27,565 8,671
Aon PLC , Class A ...................................................... 53,944 16,690
Apollo Global Management, Inc. ............................................ 106,585 8,254
Arch Capital Group Ltd. (a) ................................................ 97,169 8,423
Ares Management Corp. , Class A ........................................... 39,456 3,890
Arthur J. Gallagher & Co. ................................................. 57,305 13,495
Bank of America Corp. ................................................... 2,134,363 56,219
Berkshire Hathaway, Inc. , Class A (a) ......................................... 94 48,676
Berkshire Hathaway, Inc. , Class B (a) ......................................... 351,342 119,924
BlackRock, Inc. ........................................................ 39,300 24,063
Blackstone, Inc. ........................................................ 188,729 17,429
Block, Inc. (a) .......................................................... 144,626 5,821
Blue Owl Capital, Inc. (b) ................................................. 119,650 1,475
Brown & Brown, Inc. .................................................... 63,227 4,389
Capital One Financial Corp. ............................................... 100,405 10,170
Cboe Global Markets, Inc. ................................................ 28,341 4,645
Cincinnati Financial Corp. ................................................ 41,288 4,115
Citigroup, Inc. ......................................................... 517,236 20,426
Citizens Financial Group, Inc. .............................................. 125,588 2,943
CME Group, Inc. ....................................................... 96,626 20,626
Coinbase Global, Inc. , Class A (a) ........................................... 46,938 3,620
Discover Financial Services ............................................... 66,464 5,455
Everest Group Ltd. ...................................................... 8,860 3,505
FactSet Research Systems, Inc. ............................................. 10,246 4,425
Fidelity National Information Services, Inc. .................................... 159,134 7,815

Victory Portfolios III
Victory 500 Index Fund
6
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Fifth Third Bancorp ..................................................... 181,055 $ 4,293
First Citizens BancShares, Inc. , Class A ....................................... 2,723 3,760
Fiserv, Inc. (a) .......................................................... 162,103 18,439
FleetCor Technologies, Inc. (a) .............................................. 18,673 4,205
Franklin Resources, Inc. .................................................. 77,734 1,772
Global Payments, Inc. .................................................... 69,135 7,344
Huntington Bancshares, Inc. ............................................... 385,006 3,715
Interactive Brokers Group, Inc. ............................................. 27,296 2,186
Intercontinental Exchange, Inc. ............................................. 148,990 16,008
JPMorgan Chase & Co. .................................................. 772,757 107,460
KKR & Co., Inc. ....................................................... 172,777 9,572
Loews Corp. .......................................................... 49,668 3,179
LPL Financial Holdings, Inc. ............................................... 20,288 4,555
M&T Bank Corp. ....................................................... 44,127 4,975
Markel Group, Inc. (a) .................................................... 3,492 5,135
Marsh & McLennan Cos., Inc. ............................................. 132,674 25,162
Mastercard, Inc. , Class A ................................................. 223,476 84,105
MetLife, Inc. .......................................................... 169,672 10,182
Moody's Corp. ......................................................... 49,287 15,180
Morgan Stanley ........................................................ 342,692 24,269
MSCI, Inc. ........................................................... 20,606 9,717
Nasdaq, Inc. .......................................................... 91,056 4,516
Northern Trust Corp. .................................................... 54,488 3,591
NU Holdings Ltd. , Class A (a) .............................................. 570,950 4,682
PayPal Holdings, Inc. (a) .................................................. 291,979 15,125
Principal Financial Group, Inc. ............................................. 64,274 4,350
Prudential Financial, Inc. ................................................. 97,500 8,915
Raymond James Financial, Inc. ............................................. 50,485 4,818
Regions Financial Corp. .................................................. 252,044 3,662
S&P Global, Inc. ....................................................... 85,467 29,854
State Street Corp. ....................................................... 84,730 5,476
Synchrony Financial ..................................................... 111,199 3,119
T. Rowe Price Group, Inc. ................................................. 59,040 5,343
The Allstate Corp. ...................................................... 69,555 8,912
The Bank of New York Mellon Corp. ......................................... 209,178 8,890
The Charles Schwab Corp. ................................................ 446,945 23,259
The Goldman Sachs Group, Inc. ............................................ 87,663 26,615
The Hartford Financial Services Group, Inc. .................................... 82,141 6,033
The PNC Financial Services Group, Inc. ...................................... 106,970 12,245
The Progressive Corp. ................................................... 157,218 24,855
The Travelers Cos., Inc. .................................................. 61,493 10,296
Tradeweb Markets, Inc. , Class A ............................................ 30,485 2,744
Truist Financial Corp. .................................................... 357,763 10,146
U.S. Bancorp .......................................................... 411,748 13,127
Visa, Inc. , Class A ...................................................... 431,577 101,464
W.R. Berkley Corp. ..................................................... 53,952 3,637
Wells Fargo & Co. ...................................................... 982,734 39,083
1,226,960
Health Care (13.1%):
Abbott Laboratories ..................................................... 461,449 43,630
AbbVie, Inc. .......................................................... 474,084 66,931
Agilent Technologies, Inc. ................................................. 78,588 8,124
Align Technology, Inc. (a) ................................................. 19,323 3,567
Alnylam Pharmaceuticals, Inc. (a) ........................................... 33,575 5,097
Amgen, Inc. ........................................................... 143,672 36,737
Avantor, Inc. (a) ........................................................ 176,102 3,069
Baxter International, Inc. ................................................. 134,658 4,367
Becton Dickinson & Co. .................................................. 77,922 19,697
Biogen, Inc. (a) ......................................................... 38,510 9,148
BioMarin Pharmaceutical, Inc. (a) ........................................... 49,532 4,034
Boston Scientific Corp. (a) ................................................. 389,351 19,931
Bristol-Myers Squibb Co. ................................................. 561,124 28,915
Cardinal Health, Inc. .................................................... 66,659 6,066

Victory Portfolios III
Victory 500 Index Fund
7
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Cencora, Inc. .......................................................... 45,317 $ 8,390
Centene Corp. (a) ....................................................... 143,985 9,932
CVS Health Corp. ...................................................... 344,984 23,807
Danaher Corp. ......................................................... 180,470 34,654
Dexcom, Inc. (a) ........................................................ 102,097 9,069
Edwards Lifesciences Corp. (a) ............................................. 161,651 10,300
Elevance Health, Inc. .................................................... 63,294 28,488
Eli Lilly & Co. ......................................................... 226,929 125,703
Exact Sciences Corp. (a) .................................................. 48,041 2,959
GE HealthCare Technologies, Inc. ........................................... 105,064 6,994
Gilead Sciences, Inc. .................................................... 334,674 26,285
HCA Healthcare, Inc. .................................................... 53,330 12,060
Hologic, Inc. (a) ........................................................ 65,133 4,310
Humana, Inc. .......................................................... 33,281 17,429
ICON PLC (a) ......................................................... 22,006 5,369
IDEXX Laboratories, Inc. (a) ............................................... 22,074 8,818
Illumina, Inc. (a) ........................................................ 42,519 4,652
Incyte Corp. (a) ......................................................... 59,587 3,214
Insulet Corp. (a) ........................................................ 18,754 2,486
Intuitive Surgical, Inc. (a) ................................................. 93,429 24,499
IQVIA Holdings, Inc. (a) .................................................. 48,694 8,805
Johnson & Johnson ..................................................... 646,783 95,944
Laboratory Corp. of America Holdings ........................................ 23,798 4,753
McKesson Corp. ....................................................... 36,234 16,500
Medtronic PLC ........................................................ 357,376 25,216
Merck & Co., Inc. ...................................................... 681,568 69,997
Mettler-Toledo International, Inc. (a) ......................................... 5,755 5,670
Moderna, Inc. (a) ....................................................... 88,936 6,756
Molina Healthcare, Inc. (a) ................................................ 15,503 5,162
Pfizer, Inc. ............................................................ 1,516,481 46,344
Quest Diagnostics, Inc. ................................................... 29,844 3,883
Regeneron Pharmaceuticals, Inc. (a) .......................................... 27,810 21,689
ResMed, Inc. .......................................................... 39,108 5,523
Revvity, Inc. .......................................................... 33,342 2,762
Royalty Pharma PLC , Class A .............................................. 101,287 2,722
Seagen, Inc. (a) ......................................................... 49,911 10,622
STERIS PLC .......................................................... 26,532 5,571
Stryker Corp. .......................................................... 95,886 25,910
The Cigna Group ....................................................... 77,909 24,089
The Cooper Cos., Inc. .................................................... 13,169 4,105
Thermo Fisher Scientific, Inc. .............................................. 103,665 46,107
UnitedHealth Group, Inc. ................................................. 248,802 133,248
Veeva Systems, Inc. , Class A (a) ............................................. 38,750 7,468
Vertex Pharmaceuticals, Inc. (a) ............................................. 69,323 25,103
Waters Corp. (a) ........................................................ 15,875 3,787
West Pharmaceutical Services, Inc. .......................................... 19,640 6,251
Zimmer Biomet Holdings, Inc. ............................................. 56,127 5,860
Zoetis, Inc. ........................................................... 123,639 19,411
1,267,989
Industrials (8.5%):
3M Co. .............................................................. 148,263 13,485
AMETEK, Inc. ........................................................ 61,968 8,723
Automatic Data Processing, Inc. ............................................ 109,551 23,906
Axon Enterprise, Inc. (a) .................................................. 18,875 3,860
Booz Allen Hamilton Holding Corp. ......................................... 34,494 4,137
Broadridge Financial Solutions, Inc. ......................................... 31,408 5,359
Builders FirstSource, Inc. (a) ............................................... 32,913 3,572
Carrier Global Corp. ..................................................... 224,983 10,723
Caterpillar, Inc. ........................................................ 137,022 30,974
Cintas Corp. .......................................................... 23,228 11,779
Copart, Inc. (a) ......................................................... 234,645 10,212
CSX Corp. ............................................................ 538,892 16,086
Cummins, Inc. ......................................................... 37,285 8,065

Victory Portfolios III
Victory 500 Index Fund
8
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Deere & Co. .......................................................... 71,941 $ 26,284
Delta Air Lines, Inc. ..................................................... 171,091 5,347
Dover Corp. ........................................................... 37,194 4,833
Eaton Corp. PLC ....................................................... 107,170 22,282
Emerson Electric Co. .................................................... 153,503 13,657
Equifax, Inc. .......................................................... 32,962 5,589
Expeditors International of Washington, Inc. .................................... 39,327 4,297
Fastenal Co. ........................................................... 153,458 8,953
FedEx Corp. .......................................................... 62,150 14,922
Fortive Corp. .......................................................... 94,552 6,172
General Dynamics Corp. .................................................. 72,605 17,520
General Electric Co. ..................................................... 292,334 31,756
Graco, Inc. ........................................................... 44,937 3,341
HEICO Corp. .......................................................... 11,316 1,793
HEICO Corp. , Class A ................................................... 20,179 2,565
Honeywell International, Inc. .............................................. 178,337 32,682
Howmet Aerospace, Inc. .................................................. 109,610 4,834
Hubbell, Inc. .......................................................... 14,405 3,891
IDEX Corp. ........................................................... 20,306 3,887
Illinois Tool Works, Inc. .................................................. 81,221 18,203
Ingersoll Rand, Inc. ..................................................... 108,620 6,591
J.B. Hunt Transport Services, Inc. ........................................... 21,929 3,769
Jacobs Solutions, Inc. .................................................... 33,483 4,463
Johnson Controls International PLC .......................................... 180,904 8,868
L3Harris Technologies, Inc. ............................................... 50,292 9,023
Leidos Holdings, Inc. .................................................... 36,523 3,620
Lennox International, Inc. ................................................. 8,585 3,181
Lockheed Martin Corp. ................................................... 67,641 30,752
Nordson Corp. ......................................................... 13,782 2,930
Norfolk Southern Corp. .................................................. 60,975 11,633
Northrop Grumman Corp. ................................................. 40,638 19,158
Old Dominion Freight Line, Inc. ............................................ 25,240 9,507
Otis Worldwide Corp. .................................................... 110,593 8,539
PACCAR, Inc. ......................................................... 137,615 11,357
Parker-Hannifin Corp. ................................................... 34,151 12,599
Paychex, Inc. .......................................................... 86,189 9,571
Paycom Software, Inc. ................................................... 13,805 3,382
Quanta Services, Inc. .................................................... 38,610 6,453
Republic Services, Inc. ................................................... 55,226 8,201
Rockwell Automation, Inc. ................................................ 30,851 8,108
Rollins, Inc. ........................................................... 68,832 2,589
RTX Corp. ............................................................ 390,945 31,819
Snap-on, Inc. .......................................................... 13,929 3,593
Southwest Airlines Co. ................................................... 159,985 3,556
SS&C Technologies Holdings, Inc. .......................................... 57,973 2,913
Stanley Black & Decker, Inc. .............................................. 40,334 3,430
Textron, Inc. .......................................................... 52,669 4,003
The Boeing Co. (a) ...................................................... 162,018 30,268
Trane Technologies PLC .................................................. 61,347 11,675
TransDigm Group, Inc. (a) ................................................. 14,674 12,151
TransUnion ........................................................... 51,920 2,278
Uber Technologies, Inc. (a) ................................................ 521,438 22,568
Union Pacific Corp. ..................................................... 163,697 33,985
United Airlines Holdings, Inc. (a) ............................................ 87,213 3,053
United Parcel Service, Inc. , Class B .......................................... 194,269 27,441
United Rentals, Inc. ..................................................... 18,157 7,377
Verisk Analytics, Inc. .................................................... 38,564 8,768
Vertiv Holdings Co. ..................................................... 90,965 3,572
W.W. Grainger, Inc. ..................................................... 12,221 8,919
Waste Management, Inc. .................................................. 108,797 17,879
Watsco, Inc. ........................................................... 8,918 3,111
Westinghouse Air Brake Technologies Corp. .................................... 47,633 5,050

Victory Portfolios III
Victory 500 Index Fund
9
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Xylem, Inc. ........................................................... 64,686 $ 6,051
821,443
IT Services (1.5%):
Accenture PLC , Class A .................................................. 178,431 53,010
Akamai Technologies, Inc. (a) .............................................. 39,935 4,127
Cloudflare, Inc. , Class A (a) ................................................ 77,800 4,411
Cognizant Technology Solutions Corp. , Class A ................................. 135,652 8,746
EPAM Systems, Inc. (a) ................................................... 15,257 3,319
Gartner, Inc. (a) ........................................................ 20,537 6,819
International Business Machines Corp. ........................................ 244,692 35,392
MongoDB, Inc. (a) ...................................................... 18,200 6,272
Okta, Inc. (a) .......................................................... 40,840 2,753
Snowflake, Inc. , Class A (a) ................................................ 80,586 11,695
VeriSign, Inc. (a) ........................................................ 27,424 5,475
142,019
Materials (2.2%):
Air Products and Chemicals, Inc. ............................................ 58,475 16,516
Albemarle Corp. ....................................................... 31,519 3,996
Avery Dennison Corp. ................................................... 21,211 3,692
Ball Corp. ............................................................ 83,777 4,034
Celanese Corp. ......................................................... 29,237 3,348
CF Industries Holdings, Inc. ............................................... 51,825 4,135
Corteva, Inc. .......................................................... 190,640 9,177
Dow, Inc. ............................................................ 188,843 9,129
DuPont de Nemours, Inc. ................................................. 123,302 8,986
Ecolab, Inc. ........................................................... 68,137 11,429
Freeport-McMoRan, Inc. ................................................. 381,218 12,878
International Flavors & Fragrances, Inc. ....................................... 68,560 4,686
Linde PLC ............................................................ 129,750 49,585
LyondellBasell Industries NV , Class A ........................................ 69,662 6,286
Martin Marietta Materials, Inc. ............................................. 16,434 6,721
Newmont Corp. ........................................................ 213,462 7,998
Nucor Corp. ........................................................... 66,138 9,775
Packaging Corp. of America ............................................... 23,668 3,622
PPG Industries, Inc. ..................................................... 63,258 7,766
Reliance Steel & Aluminum Co. ............................................ 15,571 3,961
Southern Copper Corp. ................................................... 22,842 1,620
Steel Dynamics, Inc. ..................................................... 41,822 4,454
The Sherwin-Williams Co. ................................................ 63,544 15,137
Vulcan Materials Co. .................................................... 35,687 7,012
Westlake Corp. ........................................................ 8,574 989
216,932
Real Estate (2.2%):
Alexandria Real Estate Equities, Inc. ......................................... 46,010 4,285
American Tower Corp. ................................................... 123,955 22,087
AvalonBay Communities, Inc. .............................................. 38,145 6,322
CBRE Group, Inc. , Class A (a) .............................................. 82,389 5,713
CoStar Group, Inc. (a) .................................................... 108,581 7,971
Crown Castle, Inc. ...................................................... 116,484 10,831
Digital Realty Trust, Inc. .................................................. 81,306 10,111
Equinix, Inc. .......................................................... 25,131 18,337
Equity Residential ...................................................... 99,770 5,520
Essex Property Trust, Inc. ................................................. 17,067 3,651
Extra Space Storage, Inc. ................................................. 56,181 5,820
Invitation Homes, Inc. ................................................... 164,369 4,880
Iron Mountain, Inc. ..................................................... 77,606 4,584
Mid-America Apartment Communities, Inc. .................................... 31,026 3,666
Prologis, Inc. .......................................................... 248,146 25,001
Public Storage ......................................................... 42,504 10,146
Realty Income Corp. .................................................... 190,377 9,020
SBA Communications Corp. ............................................... 28,820 6,013

Victory Portfolios III
Victory 500 Index Fund
10
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Simon Property Group, Inc. ............................................... 87,003 $ 9,561
Sun Communities, Inc. ................................................... 32,750 3,643
Ventas, Inc. ........................................................... 108,077 4,589
VICI Properties, Inc. .................................................... 272,203 7,594
Welltower, Inc. ......................................................... 139,328 11,649
Weyerhaeuser Co. ...................................................... 196,276 5,631
WP Carey, Inc. ......................................................... 56,885 3,052
209,677
Semiconductors & Semiconductor Equipment (6.9%):
Advanced Micro Devices, Inc. (a) ............................................ 429,623 42,318
Analog Devices, Inc. .................................................... 135,870 21,376
Applied Materials, Inc. ................................................... 224,690 29,738
Broadcom, Inc. ........................................................ 108,629 91,397
Enphase Energy, Inc. (a) .................................................. 35,160 2,798
Entegris, Inc. .......................................................... 39,915 3,514
First Solar, Inc. (a) ...................................................... 27,260 3,883
GLOBALFOUNDRIES, Inc. (a) (b) .......................................... 20,597 1,022
Intel Corp. ............................................................ 1,124,879 41,058
KLA Corp. ........................................................... 36,722 17,248
Lam Research Corp. ..................................................... 35,236 20,727
Lattice Semiconductor Corp. (a) ............................................. 36,652 2,038
Marvell Technology, Inc. ................................................. 229,427 10,834
Microchip Technology, Inc. ................................................ 143,282 10,215
Micron Technology, Inc. .................................................. 291,252 19,476
Monolithic Power Systems, Inc. ............................................ 12,191 5,385
NVIDIA Corp. ......................................................... 636,895 259,726
ON Semiconductor Corp. (a) ............................................... 114,748 7,188
QUALCOMM, Inc. ..................................................... 299,753 32,670
Skyworks Solutions, Inc. ................................................. 42,812 3,713
Teradyne, Inc. ......................................................... 41,367 3,445
Texas Instruments, Inc. ................................................... 243,876 34,633
664,402
Software (11.2%):
Adobe, Inc. (a) ......................................................... 121,202 64,487
ANSYS, Inc. (a) ........................................................ 23,312 6,487
AppLovin Corp. , Class A (a) ............................................... 42,352 1,543
Atlassian Corp. , Class A (a) ................................................ 40,387 7,296
Autodesk, Inc. (a) ....................................................... 57,416 11,347
Bentley Systems, Inc. , Class B ............................................. 54,800 2,665
Cadence Design Systems, Inc. (a) ............................................ 72,272 17,334
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 58,289 10,304
Datadog, Inc. , Class A (a) ................................................. 71,492 5,824
Dynatrace, Inc. (a) ...................................................... 63,809 2,853
Fair Isaac Corp. (a) ...................................................... 6,476 5,478
Fortinet, Inc. (a) ........................................................ 175,079 10,009
HubSpot, Inc. (a) ....................................................... 12,897 5,465
Intuit, Inc. ............................................................ 72,966 36,115
Microsoft Corp. ........................................................ 1,955,692 661,239
Oracle Corp. .......................................................... 422,842 43,722
Palantir Technologies, Inc. , Class A (a) ........................................ 483,897 7,162
Palo Alto Networks, Inc. (a) ................................................ 80,508 19,565
PTC, Inc. (a) ........................................................... 31,599 4,437
Roper Technologies, Inc. .................................................. 28,662 14,003
Salesforce, Inc. (a) ...................................................... 253,503 50,911
Samsara, Inc. , Class A (a) ................................................. 39,314 907
ServiceNow, Inc. (a) ..................................................... 54,325 31,609
Splunk, Inc. (a) ......................................................... 40,990 6,032
Synopsys, Inc. (a) ....................................................... 40,441 18,985
Tyler Technologies, Inc. (a) ................................................ 11,189 4,172
Unity Software, Inc. (a) ................................................... 62,827 1,594
VMware, Inc. , Class A (a) ................................................. 58,952 8,401
Workday, Inc. , Class A (a) ................................................. 55,043 11,653

Victory Portfolios III
Victory 500 Index Fund
11
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Zoom Video Communications, Inc. , Class A (a) .................................. 59,972 $ 3,597
Zscaler, Inc. (a) ......................................................... 22,728 3,607
1,078,803
Technology Hardware, Storage & Peripherals (7.7%):
Apple, Inc. ........................................................... 4,199,290 717,113
Dell Technologies, Inc. , Class C ............................................ 65,343 4,372
Hewlett Packard Enterprise Co. ............................................. 346,896 5,335
HP, Inc. .............................................................. 264,824 6,973
NetApp, Inc. .......................................................... 56,080 4,081
Seagate Technology Holdings PLC .......................................... 55,148 3,764
Super Micro Computer, Inc. (a) ............................................. 12,363 2,961
Western Digital Corp. (a) .................................................. 84,731 3,402
748,001
Utilities (2.3%):
Ameren Corp. ......................................................... 69,868 5,290
American Electric Power Co., Inc. ........................................... 138,374 10,453
American Water Works Co., Inc. ............................................ 52,287 6,152
Atmos Energy Corp. ..................................................... 39,876 4,293
CenterPoint Energy, Inc. .................................................. 169,533 4,557
CMS Energy Corp. ...................................................... 77,573 4,215
Consolidated Edison, Inc. ................................................. 92,645 8,133
Constellation Energy Corp. ................................................ 86,378 9,754
Dominion Energy, Inc. ................................................... 224,754 9,062
DTE Energy Co. ....................................................... 55,378 5,337
Duke Energy Corp. ...................................................... 207,009 18,401
Edison International ..................................................... 102,950 6,492
Entergy Corp. ......................................................... 56,796 5,429
Eversource Energy ...................................................... 93,763 5,044
Exelon Corp. .......................................................... 267,312 10,409
FirstEnergy Corp. ....................................................... 154,003 5,483
NextEra Energy, Inc. .................................................... 550,906 32,118
PG&E Corp. (a) ........................................................ 527,997 8,606
PPL Corp. ............................................................ 197,979 4,864
Public Service Enterprise Group, Inc. ......................................... 134,059 8,265
Sempra Energy ........................................................ 169,029 11,837
The Southern Co. ....................................................... 292,916 19,713
WEC Energy Group, Inc. ................................................. 84,724 6,896
Xcel Energy, Inc. ....................................................... 148,139 8,780
219,583
Total Common Stocks (Cost $3,250,577)
a
a
a
9,621,652
Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .26% (d) ........ 907,604 907
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .29% (d) ............ 907,604 907
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (d) ............... 907,604 908
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .25% (d) . 907,604 908
Total Collateral for Securities Loaned (Cost $3,630)
a
a
a
3,630
Total Investments (Cost $3,254,207) — 99.8% 9,625,282
Other assets in excess of liabilities — 0.2% 17,524
NET ASSETS - 100.00% $ 9,642,806
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Rate disclosed is the daily yield on October 31, 2023.
PLC
—
Public Limited Company

Victory Portfolios III
Victory 500 Index Fund
12
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Futures Contracts Purchased
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 82 12/15/23 $ 17,755,306 $ 17,270,225 $ (485,081)
Total unrealized appreciation $ —
Total unrealized depreciation (485,081)
Total net unrealized appreciation (depreciation) $ (485,081)

Statement of Assets and Liabilities
October 31, 2023
13
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory 500 Index
Fund
Assets:
Investments, at value (Cost $3,254,207) $ 9,625,282 (a)
Cash 12,634
Deposit with broker for futures contracts 4,700
Receivables:
Interest and dividends 6,835
Capital shares issued 1,688
From Adviser 430
Variation margin on open futures contracts 109
Prepaid expenses 55
Total Assets 9,651,733
Liabilities:
Payables:
Collateral received on loaned securities 3,630
Capital shares redeemed 3,386
Accrued expenses and other payables:
Investment advisory fees 835
Administration fees 501
Custodian fees 63
Transfer agent fees 268
Compliance fees 7
Other accrued expenses 237
Total Liabilities 8,927
Commitments and contingencies (Note 5 )
Net Assets:
Capital 3,189,230
Total accumulated earnings/(loss) 6,453,576
Net Assets $ 9,642,806
Net Assets
Member Shares $ 3,663,989
Reward Shares 5,978,817
Total $ 9,642,806
Shares (unlimited number of shares authorized with no par value):
Member Shares 68,179
Reward Shares 111,165
Total 179,344
Net asset value, offering and redemption price per share:(b)
Member Shares $ 53 .74
Reward Shares 53 .78
(a) Includes $3,505 thousand of securities on loan.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended October 31, 2023
14
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory 500 Index
Fund
Investment Income:
Dividends $ 77,732
Interest 444
Securities lending (net of fees) 210
Total Income 78,386
Expenses:
Investment advisory fees 5,092
Administration fees — Member Shares 1,160
Administration fees — Reward Shares 1,895
Sub-Administration fees 13
Custodian fees 202
Transfer agent fees — Member Shares 1,144
Transfer agent fees — Reward Shares 420
Trustees' fees 25
Compliance fees 46
Legal and audit fees 34
State registration and filing fees 79
Other expenses 472
Recoupment of prior expenses waived/reimbursed by Adviser 6
Total Expenses 10,588
Expenses waived/reimbursed by Adviser (1,265)
Net Expenses 9,323
Net Investment Income (Loss) 69,063
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 111,493
Net realized gains (losses) from futures contracts 721
Net change in unrealized appreciation/depreciation on investment securities 489
Net change in unrealized appreciation/depreciation on futures contracts (2,151)
Net realized/unrealized gains (losses) on investments 110,552
Change in net assets resulting from operations $ 179,615

15
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory 500 Index Fund
Six Months
Ended
October
31, 2023
(Unaudited)
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 69,063 $ 43,692 $ 129,470
Net realized gains (losses) 112,214 (17,450) 39,667
Net change in unrealized appreciation/depreciation (1,662) 795,346 (2,312,719)
Change in net assets resulting from operations 179,615 821,588 (2,143,582)
Distributions to Shareholders:
Member Shares (25,364) (10,566) (95,207)
Reward Shares (44,280) (18,544) (155,895)
Change in net assets resulting from distributions to shareholders (69,644) (29,110) (251,102)
Change in net assets resulting from capital transactions (202,967) 39,191 250,500
Change in net assets (92,996) 831,669 (2,144,184)
Net Assets:
Beginning of period 9,735,802 8,904,133 11,048,317
End of period $ 9,642,806 $ 9,735,802 $ 8,904,133
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.

16
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory 500 Index Fund
Six Months
Ended
October
31, 2023
(Unaudited)
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Capital Transactions:
Member Shares
Proceeds from shares issued $ 153,485 $ 123,060 $ 381,036
Distributions reinvested 25,181 10,491 94,556
Cost of shares redeemed (263,510) (152,714) (520,566)
Total Member Shares $ (84,844) $ (19,163) $ (44,974)
Reward Shares
Proceeds from shares issued $ 138,205 $ 216,963 $ 606,186
Distributions reinvested 42,140 17,694 149,076
Cost of shares redeemed (298,468) (176,303) (459,788)
Total Reward Shares $ (118,123) $ 58,354 $ 295,474
Change in net assets resulting from capital transactions $ (202,967) $ 39,191 $ 250,500
Share Transactions:
Member Shares
Issued 2,750 2,394 7,031
Reinvested 447 205 1,848
Redeemed (4,722) (2,980) (9,664)
Total Member Shares (1,525) (381) (785)
Reward Shares
Issued 2,469 4,260 11,230
Reinvested 747 346 2,912
Redeemed (5,344) (3,429) (8,628)
Total Reward Shares (2,128) 1,177 5,514
Change in Shares (3,653) 796 4,729
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
17
See notes to financial statements.
Victory 500 Index Fund
Member Shares
Six Months
Ended
October
31, 2023
(Unaudited)
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of
Period $53.18 $48.85 $62.23 $51.33 $43.93 $35.22 $38.00
Investment Activities:
Net investment income (loss) 0.37(b) 0.23(b) 0.69(b) 0.63(b) 0.65(b) 0.71(b) 0.68
Net realized and unrealized
gains (losses) 0.56 4.25 (12.70) 13.37 8.48 10.19 (2.40)
Total from Investment
Activities 0.93 4.48 (12.01) 14.00 9.13 10.90 (1.72)
Distributions to Shareholders
from:
Net investment income (0.37) (0.15) (0.70) (0.63) (0.66) (0.72) (0.66)
Net realized gains — — (0.67) (2.47) (1.07) (1.47) (0.40)
Total Distributions (0.37) (0.15) (1.37) (3.10) (1.73) (2.19) (1.06)
Net Asset Value, End of Period $53.74 $53.18 $48.85 $62.23 $51.33 $43.93 $35.22
Total Return(c)(d) 1.72% 9.19% (19.38)% 27.50% 21.22% 31.19% (4.65)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.24% 0.25% 0.24% 0.24% 0.25% 0.25% 0.25%
Net Investment Income
(Loss)(e) 1.31% 1.35% 1.30% 1.09% 1.47% 1.73% 1.75%
Gross Expenses(e)(g) 0.24% 0.25% 0.24% 0.24% 0.25% 0.26% 0.26%
Supplemental Data:
Net Assets at end of period
(000's) $3,663,989 $3,706,618 $3,423,615 $4,410,258 $3,997,663 $3,603,465 $2,957,995
Portfolio Turnover(c)(h) 2% 4% 7% 8% 5% 13% 4%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
18
See notes to financial statements.
Victory 500 Index Fund
Reward Shares
Six Months
Ended
October
31, 2023
(Unaudited)
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of
Period $53.22 $48.88 $62.27 $51.36 $43.95 $35.24 $38.01
Investment Activities:
Net investment income (loss) 0.39(b) 0.24(b) 0.74(b) 0.68(b) 0.70(b) 0.75(b) 0.71
Net realized and unrealized
gains (losses) 0.56 4.26 (12.71) 13.38 8.49 10.19 (2.38)
Total from Investment
Activities 0.95 4.50 (11.97) 14.06 9.19 10.94 (1.67)
Distributions to Shareholders
from:
Net investment income (0.39) (0.16) (0.75) (0.68) (0.71) (0.76) (0.70)
Net realized gains — — (0.67) (2.47) (1.07) (1.47) (0.40)
Total Distributions (0.39) (0.16) (1.42) (3.15) (1.78) (2.23) (1.10)
Net Asset Value, End of Period $53.78 $53.22 $48.88 $62.27 $51.36 $43.95 $35.24
Total Return(c)(d) 1.76% 9.23% (19.31)% 27.62% 21.35% 31.29% (4.53)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.15% 0.15% 0.15% 0.15% 0.15% 0.15% 0.15%
Net Investment Income
(Loss)(e) 1.39% 1.44% 1.40% 1.17% 1.58% 1.83% 1.85%
Gross Expenses(e)(g) 0.19% 0.20% 0.19% 0.18% 0.18% 0.18% 0.18%
Supplemental Data:
Net Assets at end of period
(000's) $5,978,817 $6,029,184 $5,480,518 $6,638,059 $5,010,367 $4,546,094 $3,606,745
Portfolio Turnover(c)(h) 2% 4% 7% 8% 5% 13% 4%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
October 31, 2023
Victory Portfolios III
19
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the "Fund"):
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is
an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the
Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory 500 Index Fund 500 Index Fund Member Shares and Reward Shares

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
20
(Unaudited)
A summary of the valuations as of October 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of October 31, 2023, there were no transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the six months ended October 31, 2023, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of October 31, 2023 (amounts in thousands):
Level 1 Level 2 Level 3 Total
500 Index Fund
Common Stocks ............................................... $ 9,621,652 $ — $ — $ 9,621,652
Collateral for Securities Loaned ................................... 3,630 — — 3,630
Total ....................................................... $ 9,625,282 $ — $ — $ 9,625,282
Other Financial Investments:*
Liabilities:
Futures Contracts .............................................. (485) — — (485)
Total ....................................................... $ (485) $ — $ — $ (485)
* Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
21
(Unaudited)
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended October 31, 2023 (amounts in thousands):
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of October 31, 2023.
Liabilities
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: (485,000)
500 Index Fund ..................................................................................... $ 485
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: 721,000 (2,151,000)
500 Index Fund ................................................................... $ 721 $ (2,151)
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
500 Index Fund .................................................. $ 3,505 $ — $ 3,630
A summary of the valuations as of October 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of October 31, 2023, there were no transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the six months ended October 31, 2023, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of October 31, 2023 (amounts in thousands):
Level 1 Level 2 Level 3 Total
500 Index Fund
Common Stocks ............................................... $ 9,621,652 $ — $ — $ 9,621,652
Collateral for Securities Loaned ................................... 3,630 — — 3,630
Total ....................................................... $ 9,625,282 $ — $ — $ 9,625,282
Other Financial Investments:*
Liabilities:
Futures Contracts .............................................. (485) — — (485)
Total ....................................................... $ (485) $ — $ — $ (485)
* Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
22
(Unaudited)
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the six months ended October 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended October 31, 2023, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds, including funds offered by VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’
annual and semi-annual reports may be viewed at vcm.com. As of October 31, 2023, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.10% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the six months ended October 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
October 31, 2023, the Fund had no subadvisers.
Excluding U.S. Government
Securities
Purchases Sales
500 Index Fund ........................................................................... $ 185,244 $ 376,720
Affiliated Victory Portfolios III Funds
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.0
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.7
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
23
(Unaudited)
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.06% and 0.06%, which is based on the Fund's average daily net assets of Member Shares and Reward Shares, respectively. Amounts incurred for the six months ended October 31,
2023, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Member Shares and Reward Shares based on an annual charge of $20 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA for the six months ended October 31, 2023, are reflected on the Statement of Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
October 31, 2023, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2024. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of October 31, 2023, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at October 31, 2023. For the six months ended October 31, 2023, recoupment in the amount of $6 thousand was paid to the Adviser.
As of October 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands).
In effect until August 31, 2024
Member
Shares Reward Shares
500 Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 0.15%

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
24
(Unaudited)
* Amount expires by December 31, 2023.
** Amount expires by December 31, 2024.
*** Amount expires by December 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended October 31, 2023.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Risk —The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.
Large-Capitalization Stock Risk  — The Fund invests in large-capitalization companies. Such investments may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large-capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large-capitalization companies could trail the returns on investments in stocks of small- and mid-capitalization companies.
Derivatives Risk — The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the  intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the
Fund’s market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund. In addition, proposed and current regulations may limit the Fund’s ability to invest in derivatives.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended October 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended October 31, 2023.
Expires
2023
*
Expires
2024
**
Expires
2025
***
Expires
2026
Expires
2027 Total
500 Index Fund ............................. $ 258 $ 1,849 $ 2,034 $ 931 $ 1,265 $ 6,337

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
25
(Unaudited)
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended October 31, 2023.
8. Federal Income Tax Information:
The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended April 30, 2023, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands).
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
10. Subsequent Event:
The Board approved changes to the principal investment strategy for the Fund. Effective on or about December 1, 2023, VettaFi LLC will administer, calculate, and publish the Victory US Large Cap 500 Index, the index that the Fund seeks to track.
Short-Term
Amount
Long-Term
Amount Total
500 Index Fund ....................................................... $ (15,033) $ (2,982) $ (18,015)

Supplemental Information
October 31, 2023
Victory Portfolios III
26
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including account maintenance fees; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2023, through October 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
5/1/23
Actual
Ending
Account
Value
10/31/23
Hypothetical
Ending
Account
Value
10/31/23
Actual
Expenses
Paid During
Period
5/1/23 - 10/31/23*
Hypothetical
Expenses
Paid During
Period
5/1/23 - 10/31/23*
Annualized
Expense Ratio
During Period
5/1/23 - 10/31/23
500 Index Fund
Member Shares ......................... $ 1,000.00 $ 1,017.20 $ 1,023.93 $ 1.22 $ 1.22 0.24%
Reward Shares .......................... 1,000.00 1,017.60 1,024.38 0.76 0.76 0.15%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Supplemental Information
October 31, 2023
Victory Portfolios III
27
(Unaudited)
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
October 31, 2023
Victory Portfolios III
28
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
October 31, 2023
Victory Portfolios III
29
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
28651-1223

October 31, 2023
Semi Annual Report
Victory Aggressive Growth Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Investment Objective and Portfolio Holdings 2
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
5
Statement of Operations
6
Statements of Changes in Net Assets
7
Financial Highlights
9
Notes to Financial Statements 11
Supplemental Information 17
Proxy Voting and Portfolio Holdings Information
17
Expense Examples
17
Privacy Policy
18

2
Victory Portfolios III
Victory Aggressive Growth Fund
October 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks capital appreciation.
Top 10 Holdings*:
October 31, 2023
(% of Net Assets)
Top Sectors*:
October 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Microsoft Corp.
8.1%
NVIDIA Corp.
6.6%
Alphabet, Inc., Class C
5.6%
Apple, Inc.
5.5%
Amazon.com, Inc.
5.3%
Meta Platforms, Inc., Class A
4.7%
Visa, Inc., Class A
4.7%
Tesla, Inc.
2.7%
ServiceNow, Inc.
2.7%
UnitedHealth Group, Inc.
2.5%
Information Technology
40.1%
Consumer Discretionary
16.4%
Communication Services
12.6%
Health Care
11.1%
Financials
8.0%
Industrials
5.9%
Consumer Staples
2.2%
Real Estate
1.2%
Energy
0.4%

Schedule of Portfolio Investments
October 31, 2023
Victory Portfolios III
Victory Aggressive Growth Fund
3
(Unaudited)
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Shares Value
Common Stocks (97.9%)
Communication Services (12.6%):
Alphabet, Inc., Class C(a) ................................................. 744,173 $ 93,245
Meta Platforms, Inc., Class A(a) ............................................ 263,906 79,507
Netflix, Inc.(a) ......................................................... 31,064 12,789
The Trade Desk, Inc., Class A(a) ............................................ 357,786 25,388
210,929
Communications Equipment (3.9%):
Arista Networks, Inc.(a) .................................................. 210,859 42,250
Motorola Solutions, Inc. .................................................. 83,439 23,234
65,484
Consumer Discretionary (16.4%):
Airbnb, Inc., Class A(a) .................................................. 100,772 11,920
Amazon.com, Inc.(a) .................................................... 666,906 88,759
Booking Holdings, Inc.(a) ................................................. 1,426 3,978
Chipotle Mexican Grill, Inc.(a) ............................................. 3,577 6,947
DraftKings, Inc.(a) ...................................................... 427,297 11,802
Lululemon Athletica, Inc.(a) ............................................... 57,222 22,516
Mobileye Global, Inc., Class A(a)(b) ......................................... 248,444 8,862
On Holding AG, Class A(a) ................................................ 640,516 16,442
O'Reilly Automotive, Inc.(a) ............................................... 31,452 29,264
Ross Stores, Inc. ....................................................... 74,353 8,623
Tesla, Inc.(a) .......................................................... 226,605 45,511
Tractor Supply Co. ...................................................... 80,682 15,536
Yum! Brands, Inc. ...................................................... 45,022 5,441
275,601
Consumer Staples (2.2%):
BellRing Brands, Inc.(a) .................................................. 122,297 5,348
Celsius Holdings, Inc.(a) .................................................. 44,020 6,695
Costco Wholesale Corp. .................................................. 27,509 15,197
PepsiCo, Inc. .......................................................... 61,312 10,011
37,251
Energy (0.4%):
Diamondback Energy, Inc. ................................................ 41,484 6,651
Financials (8.0%):
Blackstone, Inc. ........................................................ 116,410 10,751
MSCI, Inc. ........................................................... 58,719 27,689
The Progressive Corp. ................................................... 82,065 12,974
Toast, Inc., Class A(a) .................................................... 242,054 3,870
Visa, Inc., Class A ...................................................... 332,629 78,201
133,485
Health Care (11.1%):
Dexcom, Inc.(a) ........................................................ 335,341 29,788
Eli Lilly & Co. ......................................................... 51,529 28,544
Intuitive Surgical, Inc.(a) ................................................. 90,891 23,833
UnitedHealth Group, Inc. ................................................. 79,525 42,590
Veeva Systems, Inc., Class A(a) ............................................. 86,765 16,721
Vertex Pharmaceuticals, Inc.(a) ............................................. 71,864 26,023
Zoetis, Inc. ........................................................... 118,434 18,594
186,093
Industrials (5.9%):
HEICO Corp., Class A ................................................... 104,463 13,280
Lincoln Electric Holdings, Inc. ............................................. 46,778 8,177
Old Dominion Freight Line, Inc. ............................................ 33,984 12,801
Quanta Services, Inc. .................................................... 182,559 30,509
Uber Technologies, Inc.(a) ................................................ 655,295 28,361

Victory Portfolios III
Victory Aggressive Growth Fund
4
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Verisk Analytics, Inc. .................................................... 29,618 $ 6,734
99,862
IT Services (0.5%):
Snowflake, Inc., Class A(a) ................................................ 58,139 8,438
Real Estate (1.2%):
CoStar Group, Inc.(a) .................................................... 281,135 20,638
Semiconductors & Semiconductor Equipment (10.1%):
Applied Materials, Inc. ................................................... 41,066 5,435
Broadcom, Inc. ........................................................ 39,596 33,315
Lam Research Corp. ..................................................... 16,628 9,781
Monolithic Power Systems, Inc. ............................................ 22,384 9,888
NVIDIA Corp. ......................................................... 273,092 111,367
169,786
Software (20.1%):
Adobe, Inc.(a) ......................................................... 57,218 30,444
Cadence Design Systems, Inc.(a) ............................................ 157,721 37,829
Intuit, Inc. ............................................................ 30,748 15,219
Microsoft Corp. ........................................................ 401,095 135,614
Palo Alto Networks, Inc.(a) ................................................ 172,677 41,964
Salesforce, Inc.(a) ...................................................... 30,423 6,110
ServiceNow, Inc.(a) ..................................................... 76,704 44,630
Synopsys, Inc.(a) ....................................................... 32,253 15,141
Workday, Inc., Class A(a) ................................................. 46,759 9,899
336,850
Technology Hardware, Storage & Peripherals (5.5%):
Apple, Inc. ........................................................... 539,813 92,184
Total Common Stocks (Cost $967,413)
a
a
a
1,643,252
Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.26%(d) ........ 133,796 133
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.29%(d) ............ 133,796 134
Invesco Government & Agency Portfolio, Institutional Shares, 5.28%(d) ............... 133,796 134
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.25%(d) . 133,796 134
Total Collateral for Securities Loaned (Cost $535)
a
a
a
535
Total Investments (Cost $967,948) — 97.9% 1,643,787
Other assets in excess of liabilities — 2.1% 36,025
NET ASSETS - 100.00% $ 1,679,812
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Rate disclosed is the daily yield on October 31, 2023.

Statement of Assets and Liabilities
October 31, 2023
5
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Aggressive
Growth Fund
Assets:
Investments, at value (Cost $967,948) $ 1,643,787(a)
Cash 40,560
Receivables:
Interest and dividends 138
Capital shares issued 180
Investments sold 7,169
From Adviser 2
Prepaid expenses 17
Total Assets 1,691,853
Liabilities:
Payables:
Collateral received on loaned securities 535
Investments purchased 10,182
Capital shares redeemed 316
Accrued expenses and other payables:
Investment advisory fees 570
Administration fees 218
Custodian fees 10
Transfer agent fees 121
Compliance fees 1
Other accrued expenses 88
Total Liabilities 12,041
Commitments and contingencies (Note 4 )
Net Assets:
Capital 1,047,231
Total accumulated earnings/(loss) 632,581
Net Assets $ 1,679,812
Net Assets
Fund Shares $ 1,674,697
Institutional Shares 5,115
Total $ 1,679,812
Shares (unlimited number of shares authorized with no par value):
Fund Shares 37,111
Institutional Shares 111
Total 37,222
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 45.13
Institutional Shares 46.09
(a) Includes $545 thousand of securities on loan.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended October 31, 2023
6
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Aggressive
Growth Fund
Investment Income:
Dividends $ 3,626
Interest 418
Securities lending (net of fees) —(a)
Total Income 4,044
Expenses:
Investment advisory fees 3,429
Administration fees — Fund Shares 1,314
Administration fees — Institutional Shares 2
Sub-Administration fees 20
Custodian fees 35
Transfer agent fees — Fund Shares 707
Transfer agent fees — Institutional Shares 2
Trustees' fees 24
Compliance fees 8
Legal and audit fees 35
State registration and filing fees 30
Interfund lending fees 2
Other expenses 101
Total Expenses 5,709
Expenses waived/reimbursed by Adviser (11)
Net Expenses 5,698
Net Investment Income (Loss) (1,654)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 20,470
Net change in unrealized appreciation/depreciation on investment securities 109,098
Net realized/unrealized gains (losses) on investments 129,568
Change in net assets resulting from operations $ 127,914
(a) Rounds to less than $1 thousand.

7
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Aggressive Growth Fund
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (1,654) $ (1,345) $ (5,838)
Net realized gains (losses) 20,470 (39,296) 77,353
Net change in unrealized appreciation/depreciation 109,098 71,218 (606,328)
Change in net assets resulting from operations 127,914 30,577 (534,813)
Distributions to Shareholders:
Fund Shares — (32,252) (234,710)
Institutional Shares — (65) (2,113)
Change in net assets resulting from distributions to shareholders — (32,317) (236,823)
Change in net assets resulting from capital transactions (52,155) (45,991) 95,752
Change in net assets 75,759 (47,731) (675,884)
Net Assets:
Beginning of period 1,604,053 1,651,784 2,327,668
End of period $ 1,679,812 $ 1,604,053 $ 1,651,784
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.

8
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Aggressive Growth Fund
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 41,641 $ 53,167 $ 126,323
Distributions reinvested — 31,794 231,580
Cost of shares redeemed (95,651) (130,412) (252,897)
Total Fund Shares $ (54,010) $ (45,451) $ 105,006
Institutional Shares
Proceeds from shares issued $ 2,196 $ 736 $ 2,762
Distributions reinvested — 58 2,069
Cost of shares redeemed (341) (1,334) (14,085)
Total Institutional Shares $ 1,855 $ (540) $ (9,254)
Change in net assets resulting from capital transactions $ (52,155) $ (45,991) $ 95,752
Share Transactions:
Fund Shares
Issued 903 1,374 2,442
Reinvested — 846 4,259
Redeemed (2,073) (3,375) (4,951)
Total Fund Shares (1,170) (1,155) 1,750
Institutional Shares
Issued 45 18 47
Reinvested — 2 37
Redeemed (7) (34) (325)
Total Institutional Shares 38 (14) (241)
Change in Shares (1,132) (1,169) 1,509
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
9
See notes to financial statements.
Victory Aggressive Growth Fund
Fund Shares
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $41.82 $41.79 $61.22 $46.02 $43.91 $48.92
Investment Activities:
Net investment income (loss) (0.04)(b) (0.03)(b) (0.15)(b) (0.15)(b) (0.07)(b) 0.13
Net realized and unrealized gains (losses) 3.35 0.90 (12.92) 15.45 9.82 1.72
Total from Investment Activities 3.31 0.87 (13.07) 15.30 9.75 1.85
Distributions to Shareholders from:
Net investment income — — — — (0.04) (0.08)
Net realized gains — (0.84) (6.36) (0.10) (7.60) (6.78)
Total Distributions — (0.84) (6.36) (0.10) (7.64) (6.86)
Net Asset Value, End of Period $45.13 $41.82 $41.79 $61.22 $46.02 $43.91
Total Return(c)(d) 7.91% 2.31% (23.75)% 33.27% 26.30% 5.53%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.65% 0.68% 0.63% 0.63% 0.72% 0.72%
Net Investment Income (Loss)(e) (0.19)% (0.12)% (0.29)% (0.28)% (0.17)% 0.30%
Gross Expenses(e)(h) 0.65% 0.68% 0.63% 0.63% 0.72% 0.72%
Supplemental Data:
Net Assets at end of period (000's) $1,674,697 $1,600,944 $1,648,078 $2,307,263 $1,861,282 $1,624,319
Portfolio Turnover(c)(i) 26% 37% 65% 46% 64% 78%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
10
See notes to financial statements.
Victory Aggressive Growth Fund
Institutional Shares
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $42.69 $42.60 $62.27 $46.82 $44.54 $49.55
Investment Activities:
Net investment income (loss)(b) (0.03) 0.01 (0.18) (0.17) (0.05) 0.14
Net realized and unrealized gains (losses) 3.43 0.92 (13.13) 15.72 9.98 1.75
Total from Investment Activities 3.40 0.93 (13.31) 15.55 9.93 1.89
Distributions to Shareholders from:
Net investment income — — — — (0.05) (0.12)
Net realized gains — (0.84) (6.36) (0.10) (7.60) (6.78)
Total Distributions — (0.84) (6.36) (0.10) (7.65) (6.90)
Net Asset Value, End of Period $46.09 $42.69 $42.60 $62.27 $46.82 $44.54
Total Return(c)(d) 7.96% 2.41% (23.73)% 33.24% 26.33% 5.56%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.57% 0.53% 0.66% 0.66% 0.70% 0.70%
Net Investment Income (Loss)(e) (0.13)% 0.03% (0.33)% (0.32)% (0.13)% 0.32%
Gross Expenses(e)(h) 1.20% 1.28% 0.72% 0.73% 0.81% 0.83%
Supplemental Data:
Net Assets at end of period (000's) $5,115 $3,109 $3,706 $20,405 $12,287 $11,841
Portfolio Turnover(c)(i) 26% 37% 65% 46% 64% 78%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
October 31, 2023
Victory Portfolios III
11
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the "Fund"):
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is
an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the
Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of October 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Aggressive Growth Fund Aggressive Growth Fund Fund Shares and Institutional Shares

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
12
(Unaudited)
As of October 31, 2023, there were no transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of October 31, 2023.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
Level 1 Level 2 Level 3 Total
Aggressive Growth Fund
Common Stocks ............................................... $ 1,643,252 $ — $ — $ 1,643,252
Collateral for Securities Loaned ................................... 535 — — 535
Total ....................................................... $ 1,643,787 $ — $ — $ 1,643,787
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Aggressive Growth Fund ........................................... $ 545 $ — $ 535

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
13
(Unaudited)
For the six months ended October 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended October 31, 2023, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the first $750 million of the Fund's average daily net assets, 0.40%
of that portion of the Fund's average daily net assets over $750 million but not over $1.5 billion, and 0.33% of that portion of the Fund's average daily net assets over $1.5 billion. Amounts incurred and paid to VCM for the six months ended October 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Large-Cap Growth Funds Index. The Lipper Large-Cap Growth Funds Index tracks the total return performance of the largest funds within the Lipper Large-Cap Growth Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(a)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class’ annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Large-Cap Growth Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
Excluding U.S. Government
Securities
Purchases Sales
Aggressive Growth Fund .................................................................... $ 405,047 $ 470,339
Over/Under Performance Relative to Index Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400 +/- 4
+/- 401 to 700 +/- 5
+/- 701 and greater +/- 6

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
14
(Unaudited)
For the six months ended October 31, 2023, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
October 31, 2023, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15% and 0.10%, which is based on the Fund's average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred for the six months ended October
31, 2023, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended October 31, 2023, are reflected on the Statement of
Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
October 31, 2023, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the
Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of October 31, 2023, the expense limits (excluding voluntary waivers) were:
Aggressive Growth Fund Fund Shares
Institutional
Shares
in thousands $ (376) $ (2)
as annual % rate (0.04)% (0.13)%
In effect until August 31, 2024
Fund Shares Institutional Shares
Aggressive Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75% 0.70%

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
15
(Unaudited)
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at October 31, 2023.
As of October 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands).
* Amount expires by July 31, 2024.
** Amount expires by July 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended October 31, 2023.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Risk —The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.
Large-Capitalization Stock Risk  — The Fund invests in large-capitalization companies. Such investments may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large-capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large-capitalization companies could trail the returns on investments in stocks of small- and mid-capitalization companies.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended October 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended October 31, 2023.
Expires
2024
*
Expires
2025
**
Expires
2026
Expires
2027 Total
Aggressive Growth Fund ................................... $ 7 $ 10 $ 17 $ 11 $ 45

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
16
(Unaudited)
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended October 31, 2023, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended October 31, 2023.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended April 30, 2023, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands).
8. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Borrower or
Lender
Amount
Outstanding
at
October 31,
2023
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Aggressive Growth Fund .............................. Borrower $ — $ 1,775 5.82% $ 3,417
Short-Term
Amount
Long-Term
Amount Total
Aggressive Growth Fund ................................................ $ (44,048) $ (5,509) $ (49,557)

Supplemental Information
October 31, 2023
Victory Portfolios III
17
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2023, through October 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
5/1/23
Actual
Ending
Account
Value
10/31/23
Hypothetical
Ending
Account
Value
10/31/23
Actual
Expenses
Paid During
Period
5/1/23 - 10/31/23*
Hypothetical
Expenses
Paid During
Period
5/1/23 - 10/31/23*
Annualized
Expense Ratio
During Period
5/1/23 - 10/31/23
Aggressive Growth Fund
Fund Shares ............................ $ 1,000.00 $ 1,079.10 $ 1,021.87 $ 3.40 $ 3.30 0.65%
Institutional Shares ....................... 1,000.00 1,079.60 1,022.27 2.98 2.90 0.57%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Supplemental Information
October 31, 2023
Victory Portfolios III
18
(Unaudited)
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
October 31, 2023
Victory Portfolios III
19
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
October 31, 2023
Victory Portfolios III
20
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23418-1223

October 31, 2023
Semi Annual Report
Victory Capital Growth Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Investment Objective and Portfolio Holdings 2
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
20
Statement of Operations
21
Statements of Changes in Net Assets
22
Financial Highlights
24
Notes to Financial Statements 26
Supplemental Information
Proxy Voting and Portfolio Holdings Information
33
Expense Examples
33
Privacy Policy
34

2
Victory Portfolios III
Victory Capital Growth Fund
October 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks capital appreciation.
Top 10 Holdings*:
October 31, 2023
(% of Net Assets)
Top Sectors*:
October 31, 2023
(% of Net Assets)
Does not include futures contracts and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Microsoft Corp.
2.6%
Apple, Inc.
2.6%
Meta Platforms, Inc., Class A
2.1%
Alphabet, Inc., Class C
1.9%
Cisco Systems, Inc.
1.3%
Novo Nordisk A/S, Class B
1.2%
Eli Lilly & Co.
1.2%
Broadcom, Inc.
1.1%
JPMorgan Chase & Co.
1.0%
NVIDIA Corp.
0.9%
Information Technology
18.8%
Financials
14.2%
Health Care
13.8%
Industrials
12.7%
Consumer Discretionary
9.4%
Communication Services
7.5%
Consumer Staples
5.9%
Materials
5.5%
Energy
5.5%
Utilities
3.4%

Schedule of Portfolio Investments
October 31, 2023
Victory Portfolios III
Victory Capital Growth Fund
3
(Unaudited)
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.0%)
Australia (2.1%):
Consumer Discretionary (0.3%):
Aristocrat Leisure Ltd. ................................................... 89,787 $ 2,206
Energy (0.1%):
Santos Ltd. ........................................................... 117,759 574
Woodside Energy Group Ltd. .............................................. 24,330 530
1,104
Financials (0.5%):
Macquarie Group Ltd. ................................................... 19,134 1,966
National Australia Bank Ltd. ............................................... 61,624 1,104
QBE Insurance Group Ltd. ................................................ 47,872 475
3,545
Health Care (0.2%):
Cochlear Ltd. .......................................................... 2,994 459
CSL Ltd. ............................................................. 9,806 1,449
1,908
Industrials (0.1%):
Brambles Ltd. ......................................................... 51,924 433
Qantas Airways Ltd.(a) ................................................... 126,921 398
831
Materials (0.6%):
BHP Group Ltd. ........................................................ 116,038 3,284
Northern Star Resources Ltd. .............................................. 51,560 377
Rio Tinto Ltd. ......................................................... 10,192 761
4,422
Real Estate (0.3%):
Charter Hall Group ...................................................... 48,731 270
Goodman Group ....................................................... 32,991 436
Scentre Group ......................................................... 1,073,436 1,663
2,369
16,385
Austria (0.1%):
Industrials (0.1%):
ANDRITZ AG ......................................................... 11,260 518
Belgium (0.2%):
Information Technology (0.2%):
Melexis NV ........................................................... 19,572 1,441
Bermuda (0.4%):
Financials (0.4%):
Arch Capital Group Ltd.(a) ................................................ 31,130 2,698
Brazil (0.4%):
Consumer Discretionary (0.1%):
Cury Construtora e Incorporadora SA ........................................ 108,000 316
Vibra Energia SA ....................................................... 61,400 241
557
Consumer Staples (0.1%):
Sao Martinho SA ....................................................... 49,100 345

Victory Portfolios III
Victory Capital Growth Fund
4
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Financials (0.0%):(b)
Banco ABC Brasil SA, Preference Shares ...................................... 77,000 $ 286
Industrials (0.1%):
Santos Brasil Participacoes SA ............................................. 185,000 272
SIMPAR SA .......................................................... 137,616 189
461
Information Technology (0.0%):(b)
TOTVS SA ........................................................... 39,400 198
Materials (0.0%):(b)
Metalurgica Gerdau SA .................................................. 96,800 198
Real Estate (0.0%):(b)
Multiplan Empreendimentos Imobiliarios SA ................................... 61,400 301
Utilities (0.1%):
Neoenergia SA ......................................................... 106,600 371
2,717
Canada (2.0%):
Consumer Staples (0.4%):
Alimentation Couche-Tard, Inc. ............................................. 59,430 3,235
Energy (0.1%):
Parex Resources, Inc. .................................................... 32,595 625
Financials (0.7%):
Brookfield Asset Management Ltd., Class A .................................... 68,418 1,961
Manulife Financial Corp. ................................................. 124,574 2,169
National Bank of Canada ................................................. 16,800 1,045
The Toronto-Dominion Bank ............................................... 5,816 325
5,500
Industrials (0.2%):
Bombardier, Inc., Class B(a) ............................................... 19,768 634
Canadian Pacific Kansas City Ltd. ........................................... 11,707 832
1,466
Information Technology (0.5%):
Constellation Software, Inc. ............................................... 1,780 3,569
Materials (0.1%):
Agnico Eagle Mines Ltd. ................................................. 26,337 1,235
15,630
Chile (0.1%):
Materials (0.0%):(b)
CAP SA ............................................................. 40,764 223
Real Estate (0.1%):
Parque Arauco SA ...................................................... 266,729 365
Utilities (0.0%):(b)
Enel Chile SA ......................................................... 5,048,250 299
887
China (0.4%):
Communication Services (0.2%):
Tencent Holdings Ltd. ................................................... 32,800 1,214

Victory Portfolios III
Victory Capital Growth Fund
5
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Consumer Staples (0.0%):(b)
Chenguang Biotech Group Co. Ltd., Class A ................................... 22,600 $ 42
Health Care (0.1%):
Kangji Medical Holdings Ltd. .............................................. 202,500 166
Tong Ren Tang Technologies Co. Ltd., Class H .................................. 258,000 197
363
Industrials (0.1%):
Anhui Expressway Co. Ltd., Class H ......................................... 258,000 248
China Communications Services Corp. Ltd., Class H .............................. 672,000 275
523
Information Technology (0.0%):(b)
AsiaInfo Technologies Ltd.(c) .............................................. 236,000 244
Materials (0.0%):(b)
Fufeng Group Ltd. ...................................................... 660,000 343
2,729
Denmark (1.6%):
Consumer Discretionary (0.4%):
Pandora A/S .......................................................... 27,319 3,099
Health Care (1.2%):
Novo Nordisk A/S, Class B ................................................ 98,124 9,468
12,567
Finland (0.2%):
Industrials (0.1%):
Metso Oyj ............................................................ 49,800 439
Information Technology (0.0%):(b)
Nokia Oyj ............................................................ 107,081 357
Utilities (0.1%):
Fortum Oyj ........................................................... 32,787 389
1,185
France (3.5%):
Communication Services (0.1%):
Publicis Groupe SA ..................................................... 10,595 807
Consumer Discretionary (1.0%):
La Francaise des Jeux SAEM(c) ............................................ 50,995 1,645
LVMH Moet Hennessy Louis Vuitton SE ...................................... 8,816 6,311
7,956
Consumer Staples (0.3%):
L'Oreal SA ........................................................... 6,305 2,650
Energy (0.1%):
Gaztransport Et Technigaz SA .............................................. 8,190 1,047
Financials (0.3%):
AXA SA ............................................................. 28,756 852
BNP Paribas SA ........................................................ 12,669 729
Edenred .............................................................. 7,802 415
1,996
Health Care (0.1%):
EssilorLuxottica SA ..................................................... 2,359 427

Victory Portfolios III
Victory Capital Growth Fund
6
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Ipsen SA ............................................................. 3,963 $ 468
895
Industrials (0.7%):
Cie de Saint-Gobain SA .................................................. 13,039 710
Eiffage SA ............................................................ 5,168 469
Rexel SA ............................................................. 75,159 1,535
Safran SA ............................................................ 15,513 2,423
5,137
Information Technology (0.3%):
Capgemini SE ......................................................... 13,191 2,331
Materials (0.4%):
Arkema SA ........................................................... 35,380 3,315
Real Estate (0.1%):
Klepierre SA .......................................................... 15,454 375
Utilities (0.1%):
Engie SA ............................................................. 34,037 541
27,050
Germany (1.8%):
Communication Services (0.2%):
Deutsche Telekom AG ................................................... 62,057 1,347
Consumer Discretionary (0.3%):
HUGO BOSS AG ...................................................... 7,328 428
Mercedes-Benz Group AG ................................................ 12,511 736
Volkswagen AG, Preference Shares .......................................... 12,833 1,361
2,525
Consumer Staples (0.1%):
Henkel AG & Co. KGaA , Preference Shares .................................... 6,134 442
Financials (0.4%):
Allianz SE, Registered Shares .............................................. 10,597 2,482
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Class R ............... 1,448 581
3,063
Industrials (0.2%):
Daimler Truck Holding AG ................................................ 13,336 419
Siemens AG, Registered Shares ............................................. 5,756 764
1,183
Information Technology (0.5%):
Infineon Technologies AG ................................................. 24,242 708
SAP SE .............................................................. 25,478 3,417
4,125
Utilities (0.1%):
RWE AG ............................................................. 21,529 824
13,509
Greece (0.2%):
Energy (0.0%):(b)
Motor Oil Hellas Corinth Refineries SA ....................................... 12,748 304
Financials (0.1%):
National Bank of Greece SA(a) ............................................. 71,859 411

Victory Portfolios III
Victory Capital Growth Fund
7
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Industrials (0.1%):
Mytilineos SA ......................................................... 12,001 $ 445
1,160
Hong Kong (0.6%):
Consumer Discretionary (0.1%):
Man Wah Holdings Ltd. .................................................. 521,200 324
Tam Jai International Co. Ltd. .............................................. 1,072,000 178
502
Financials (0.1%):
AIA Group Ltd. ........................................................ 86,200 748
BOC Hong Kong Holdings Ltd. ............................................ 130,000 344
1,092
Industrials (0.1%):
China State Construction Development Holdings Ltd. ............................. 918,000 264
CK Hutchison Holdings Ltd. ............................................... 75,500 382
646
Information Technology (0.0%):(b)
BOE Varitronix Ltd. ..................................................... 318,000 270
Materials (0.0%):(b)
Shougang Fushan Resources Group Ltd. ...................................... 818,000 269
Real Estate (0.3%):
CK Asset Holdings Ltd. .................................................. 315,000 1,575
Sino Land Co. Ltd. ...................................................... 360,000 359
1,934
4,713
Hungary (0.0%):(b)
Financials (0.0%):(b)
OTP Bank Nyrt ........................................................ 6,519 243
India (1.2%):
Consumer Discretionary (0.1%):
Raymond Ltd. ......................................................... 18,090 383
Safari Industries India Ltd. ................................................ 11,037 548
931
Financials (0.2%):
Home First Finance Co. India Ltd.(c) ......................................... 43,321 470
LIC Housing Finance Ltd. ................................................. 62,517 345
Manappuram Finance Ltd. ................................................ 218,764 361
Ujjivan Small Finance Bank Ltd.(c) .......................................... 687,106 430
1,606
Health Care (0.1%):
JB Chemicals & Pharmaceuticals Ltd. ........................................ 21,748 365
Narayana Hrudayalaya Ltd. ................................................ 30,501 365
730
Industrials (0.2%):
Ashok Leyland Ltd. ..................................................... 229,038 462
Ashoka Buildcon Ltd.(a) .................................................. 173,174 271
Craftsman Automation Ltd. ................................................ 9,534 557
GMM Pfaudler Ltd. ..................................................... 19,364 404
WNS Holdings Ltd., ADR(a) .............................................. 447 24
1,718

Victory Portfolios III
Victory Capital Growth Fund
8
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Information Technology (0.1%):
Cyient Ltd. ........................................................... 26,842 $ 512
KPIT Technologies Ltd. .................................................. 21,421 314
826
Materials (0.4%):
APL Apollo Tubes Ltd. ................................................... 22,748 428
Coromandel International Ltd. .............................................. 34,196 428
JK Paper Ltd. .......................................................... 78,817 361
MOIL Ltd. ............................................................ 163,756 456
Shree Digvijay Cement Co. Ltd. ............................................ 233,943 241
Supreme Industries Ltd. .................................................. 8,530 444
Surya Roshni Ltd. ...................................................... 59,324 411
2,769
Utilities (0.1%):
CESC Ltd. ............................................................ 454,674 463
PTC India Ltd. ......................................................... 276,193 466
929
9,509
Indonesia (0.2%):
Consumer Discretionary (0.1%):
PT Mitra Adiperkasa Tbk ................................................. 3,414,200 373
Financials (0.1%):
PT Bank CIMB Niaga Tbk ................................................ 4,500,500 491
Real Estate (0.0%):(b)
PT Puradelta Lestari Tbk ................................................. 24,920,300 268
1,132
Ireland (0.9%):
Financials (0.1%):
Bank of Ireland Group PLC ............................................... 49,741 446
Health Care (0.4%):
ICON PLC(a) ......................................................... 2,716 662
Medtronic PLC ........................................................ 32,492 2,293
2,955
Industrials (0.4%):
AerCap Holdings NV(a) .................................................. 10,463 650
Trane Technologies PLC .................................................. 13,611 2,590
3,240
Materials (0.0%):(b)
James Hardie Industries PLC(a) ............................................ 16,476 411
7,052
Israel (0.1%):
Financials (0.0%):(b)
Bank Leumi Le-Israel BM ................................................ 44,259 285
Health Care (0.0%):(b)
Inmode Ltd.(a) ......................................................... 12,250 234
Information Technology (0.1%):
Nice Ltd.(a) ........................................................... 2,362 363
882
Italy (0.7%):

Victory Portfolios III
Victory Capital Growth Fund
9
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Health Care (0.1%):
Recordati Industria Chimica e Farmaceutica SpA ................................ 10,789 $ 499
Industrials (0.1%):
Leonardo SpA ......................................................... 43,700 660
Utilities (0.5%):
Enel SpA ............................................................. 312,500 1,983
Iren SpA ............................................................. 152,183 305
Snam SpA ............................................................ 338,435 1,552
3,840
4,999
Japan (6.5%):
Communication Services (0.5%):
Capcom Co. Ltd. ....................................................... 58,700 1,890
Kakaku.com, Inc. ....................................................... 48,900 472
Nippon Telegraph & Telephone Corp. ........................................ 842,500 991
3,353
Consumer Discretionary (1.0%):
Honda Motor Co. Ltd. ................................................... 68,400 701
Isuzu Motors Ltd. ....................................................... 63,400 707
Panasonic Holdings Corp. ................................................. 46,100 405
Sega Sammy Holdings, Inc. ............................................... 24,600 385
Suzuki Motor Corp. ..................................................... 13,100 508
Toyota Motor Corp. ..................................................... 240,800 4,213
ZOZO, Inc. ........................................................... 50,100 953
7,872
Consumer Staples (0.4%):
Ajinomoto Co., Inc. ..................................................... 14,700 537
Asahi Group Holdings Ltd. ................................................ 19,500 706
Toyo Suisan Kaisha Ltd. .................................................. 38,500 1,776
3,019
Financials (1.0%):
Mizuho Financial Group, Inc. .............................................. 179,820 3,054
ORIX Corp. ........................................................... 29,200 531
Sumitomo Mitsui Financial Group, Inc. ....................................... 25,000 1,205
Tokio Marine Holdings, Inc. ............................................... 133,400 2,985
7,775
Health Care (0.6%):
Hoya Corp. ........................................................... 23,000 2,214
Otsuka Holdings Co. Ltd. ................................................. 13,800 464
Shionogi & Co. Ltd. ..................................................... 44,100 2,054
4,732
Industrials (2.0%):
Central Japan Railway Co. ................................................ 23,000 518
Fuji Electric Co. Ltd. .................................................... 70,400 2,681
ITOCHU Corp.(d) ...................................................... 35,000 1,261
Komatsu Ltd. .......................................................... 29,600 680
MISUMI Group, Inc. .................................................... 41,300 625
Mitsubishi Heavy Industries Ltd. ............................................ 63,400 3,266
Mitsui & Co. Ltd. ....................................................... 31,200 1,134
Nippon Yusen KK ...................................................... 52,500 1,284
OKUMA Corp. ........................................................ 24,000 988
Sanwa Holdings Corp. ................................................... 208,900 2,819
15,256
Information Technology (0.6%):
Advantest Corp. ........................................................ 29,600 763

Victory Portfolios III
Victory Capital Growth Fund
10
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Canon, Inc. ........................................................... 19,500 $ 461
Fujitsu Ltd. ........................................................... 11,600 1,503
NEC Corp. ........................................................... 14,400 693
TDK Corp. ........................................................... 15,500 580
Ulvac , Inc. ............................................................ 21,400 736
4,736
Materials (0.2%):
Nippon Steel Corp. ...................................................... 30,600 660
Shin-Etsu Chemical Co. Ltd. ............................................... 14,900 445
Tosoh Corp. ........................................................... 36,400 446
1,551
Real Estate (0.1%):
Daiwa House Industry Co. Ltd. ............................................. 19,100 525
Utilities (0.1%):
Tokyo Gas Co. Ltd. ..................................................... 40,800 916
49,735
Luxembourg (0.1%):
Energy (0.1%):
Tenaris SA(a) .......................................................... 34,192 545
Malaysia (0.1%):
Consumer Discretionary (0.1%):
Bermaz Auto Bhd ....................................................... 688,800 361
Mexico (0.1%):
Consumer Discretionary (0.0%):(b)
Alsea SAB de CV(a) .................................................... 39,896 133
Financials (0.1%):
Regional SAB de CV .................................................... 44,999 341
Real Estate (0.0%):(b)
Corp Inmobiliaria Vesta SAB de CV ......................................... 81,090 254
728
Netherlands (1.5%):
Communication Services (0.4%):
Koninklijke KPN NV .................................................... 974,361 3,275
Consumer Discretionary (0.2%):
Stellantis NV .......................................................... 76,301 1,425
Consumer Staples (0.1%):
Koninklijke Ahold Delhaize NV ............................................ 32,491 962
Financials (0.5%):
ING Groep NV ........................................................ 256,457 3,288
NN Group NV ......................................................... 11,585 371
3,659
Information Technology (0.3%):
ASM International NV ................................................... 5,816 2,400
11,721
New Zealand (0.1%):
Health Care (0.1%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 64,719 785

Victory Portfolios III
Victory Capital Growth Fund
11
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Norway (0.4%):
Consumer Staples (0.1%):
Mowi ASA ........................................................... 33,015 $ 537
Energy (0.2%):
Aker BP ASA ......................................................... 36,188 1,043
Equinor ASA .......................................................... 17,649 592
1,635
Financials (0.1%):
SpareBank 1 SMN ...................................................... 61,656 749
2,921
Panama (0.0%):(b)
Industrials (0.0%):(b)
Copa Holdings SA, Class A ................................................ 3,154 258
Philippines (0.0%):(b)
Utilities (0.0%):(b)
Aboitiz Power Corp. ..................................................... 450,100 285
Portugal (0.1%):
Energy (0.1%):
Galp Energia SGPS SA ................................................... 36,297 546
Russian Federation (0.0%):(b)
Consumer Discretionary (0.0%):(b)
Detsky Mir PJSC(a)(c)(e)(f) ............................................... 214,920 2
Financials (0.0%):
Bank St Petersburg PJSC(a)(e)(f) ............................................ 372,110 —
Industrials (0.0%):(b)
Globaltrans Investment PLC, Registered Shares, GDR(a)(e) ........................ 54,896 2
4
Saudi Arabia (0.0%):(b)
Energy (0.0%):(b)
Aldrees Petroleum and Transport Services Co. .................................. 10,171 319
Singapore (0.2%):
Financials (0.1%):
DBS Group Holdings Ltd. ................................................. 28,000 673
Utilities (0.1%):
Sembcorp Industries Ltd. ................................................. 208,300 699
1,372
South Korea (0.6%):
Communication Services (0.1%):
JYP Entertainment Corp. ................................................. 5,520 420
Consumer Discretionary (0.0%):(b)
Myoung Shin Industrial Co. Ltd.(a) .......................................... 24,847 291
Consumer Staples (0.0%):(b)
BGF retail Co. Ltd. ..................................................... 3,004 307

Victory Portfolios III
Victory Capital Growth Fund
12
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Financials (0.1%):
DB Insurance Co. Ltd. ................................................... 4,495 $ 292
JB Financial Group Co. Ltd. ............................................... 37,633 282
KIWOOM Securities Co. Ltd. .............................................. 5,611 336
910
Health Care (0.0%):(b)
InBody Co. Ltd. ........................................................ 12,563 201
Industrials (0.1%):
Hanwha Aerospace Co. Ltd. ............................................... 4,120 310
Hyundai Rotem Co. Ltd.(a) ................................................ 17,831 308
Samsung Engineering Co. Ltd.(a) ........................................... 14,815 261
879
Information Technology (0.2%):
HAESUNG DS Co. Ltd. .................................................. 7,498 247
Hana Materials, Inc. ..................................................... 11,168 395
Innox Advanced Materials Co. Ltd. .......................................... 16,232 322
Samwha Capacitor Co. Ltd. ............................................... 10,437 252
1,216
Materials (0.1%):
OCI Holdings Co. Ltd. ................................................... 4,316 312
Poongsan Corp. ........................................................ 12,645 337
649
4,873
Spain (0.8%):
Consumer Discretionary (0.1%):
Industria de Diseno Textil SA .............................................. 24,596 849
Energy (0.1%):
Repsol SA ............................................................ 33,116 485
Financials (0.5%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 392,853 3,091
Banco Santander SA ..................................................... 201,506 741
Bankinter SA .......................................................... 66,310 419
4,251
Utilities (0.1%):
Iberdrola SA .......................................................... 54,267 603
6,188
Sweden (0.6%):
Consumer Discretionary (0.1%):
Evolution AB(c) ........................................................ 6,392 570
Financials (0.0%):(b)
Swedbank AB, Class A ................................................... 26,469 435
Industrials (0.5%):
Atlas Copco AB, Class B ................................................. 274,404 3,083
Volvo AB, Class B ...................................................... 27,900 553
3,636
4,641
Switzerland (3.4%):
Consumer Staples (0.8%):
Coca-Cola HBC AG ..................................................... 83,358 2,164

Victory Portfolios III
Victory Capital Growth Fund
13
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Nestle SA, Registered Shares .............................................. 38,769 $ 4,181
6,345
Financials (0.8%):
Julius Baer Group Ltd. ................................................... 10,656 632
Partners Group Holding AG ............................................... 1,429 1,513
Swiss Life Holding AG ................................................... 1,190 764
UBS Group AG ........................................................ 150,591 3,539
6,448
Health Care (1.4%):
Novartis AG, Registered Shares ............................................. 66,720 6,248
Roche Holding AG ...................................................... 14,068 3,626
Sandoz Group AG(a) .................................................... 22,890 595
10,469
Industrials (0.1%):
ABB Ltd., Registered Shares ............................................... 14,261 479
Information Technology (0.1%):
STMicroelectronics NV .................................................. 22,127 843
Materials (0.2%):
Glencore PLC ......................................................... 80,230 425
Holcim AG ........................................................... 16,520 1,022
1,447
26,031
Taiwan (0.9%):
Consumer Discretionary (0.2%):
Eurocharm Holdings Co. Ltd. .............................................. 53,000 282
Makalot Industrial Co. Ltd. ................................................ 32,000 358
Poya International Co. Ltd. ................................................ 20,200 311
Tong Yang Industry Co. Ltd. ............................................... 283,000 642
1,593
Health Care (0.1%):
Lotus Pharmaceutical Co. Ltd. ............................................. 38,000 296
TTY Biopharm Co. Ltd. .................................................. 129,000 334
Universal Vision Biotechnology Co. Ltd. ...................................... 27,931 257
887
Industrials (0.1%):
Chicony Power Technology Co. Ltd. ......................................... 58,000 201
Fortune Electric Co. Ltd. ................................................. 41,000 285
486
Information Technology (0.4%):
Chipbond Technology Corp. ............................................... 169,000 355
Elite Material Co. Ltd. ................................................... 28,000 312
Gold Circuit Electronics Ltd. ............................................... 86,400 473
King Yuan Electronics Co. Ltd. ............................................. 290,000 687
Sigurd Microelectronics Corp. .............................................. 206,000 378
Tripod Technology Corp. ................................................. 79,000 405
Wiwynn Corp. ......................................................... 8,000 379
Zhen Ding Technology Holding Ltd. ......................................... 77,000 233
3,222
Materials (0.1%):
Taiwan Hon Chuan Enterprise Co. Ltd. ....................................... 132,000 410
Tung Ho Steel Enterprise Corp. ............................................. 180,000 362
772
6,960

Victory Portfolios III
Victory Capital Growth Fund
14
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Thailand (0.3%):
Consumer Discretionary (0.1%):
AAPICO Hitech PCL .................................................... 363,400 $ 283
Somboon Advance Technology PCL ......................................... 461,200 227
The Erawan Group PCL-NVDR(a) .......................................... 1,922,600 279
789
Consumer Staples (0.0%):(b)
Ichitan Group PCL ...................................................... 675,800 288
Health Care (0.1%):
Mega Lifesciences PCL .................................................. 262,800 298
Materials (0.0%):(b)
TOA Paint Thailand PCL ................................................. 366,000 220
Real Estate (0.1%):
Amata Corp. PCL ....................................................... 409,800 271
AP Thailand PCL ....................................................... 464,700 140
411
2,006
Turkey (0.1%):
Financials (0.1%):
Turkiye Sigorta As ...................................................... 263,476 348
Industrials (0.0%):(b)
Pegasus Hava Tasimaciligi AS(a) ............................................ 8,378 209
557
United Kingdom (5.0%):
Communication Services (0.1%):
Informa PLC .......................................................... 62,231 539
Consumer Discretionary (0.6%):
Greggs PLC ........................................................... 43,664 1,259
JD Sports Fashion PLC ................................................... 476,707 741
Next PLC ............................................................ 21,939 1,839
Pearson PLC .......................................................... 40,201 466
4,305
Consumer Staples (0.9%):
Associated British Foods PLC .............................................. 27,280 673
Coca-Cola Europacific Partners PLC ......................................... 10,082 590
Diageo PLC ........................................................... 45,750 1,730
Imperial Brands PLC .................................................... 102,261 2,178
Marks & Spencer Group PLC(a) ............................................ 183,398 484
Reckitt Benckiser Group PLC .............................................. 10,484 701
Tesco PLC ............................................................ 226,485 743
7,099
Energy (1.1%):
BP PLC .............................................................. 530,933 3,241
Harbour Energy PLC .................................................... 86,045 266
Shell PLC ............................................................ 156,583 5,045
8,552
Financials (0.9%):
3i Group PLC ......................................................... 55,365 1,305
Barclays PLC ......................................................... 472,597 758
HSBC Holdings PLC .................................................... 373,533 2,697
Legal & General Group PLC ............................................... 390,820 1,007
Standard Chartered PLC .................................................. 116,338 892

Victory Portfolios III
Victory Capital Growth Fund
15
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Willis Towers Watson PLC ................................................ 1,473 $ 347
7,006
Health Care (0.2%):
AstraZeneca PLC ....................................................... 14,611 1,829
Industrials (0.3%):
Ashtead Group PLC ..................................................... 35,145 2,015
BAE Systems PLC ...................................................... 46,952 631
2,646
Information Technology (0.1%):
The Sage Group PLC .................................................... 45,406 536
Materials (0.6%):
Croda International PLC .................................................. 9,396 501
Pan African Resources PLC ............................................... 2,060,488 401
Rio Tinto PLC ......................................................... 56,499 3,604
4,506
Real Estate (0.0%):(b)
Safestore Holdings PLC .................................................. 38,093 317
Utilities (0.2%):
Centrica PLC .......................................................... 497,742 953
Drax Group PLC ....................................................... 51,219 263
1,216
38,551
United States (61.5%):
Communication Services (5.9%):
Alphabet, Inc., Class C(a) ................................................. 113,156 14,179
AT&T, Inc. ........................................................... 209,565 3,227
Comcast Corp., Class A .................................................. 79,465 3,281
Meta Platforms, Inc., Class A(a) ............................................ 53,215 16,032
Netflix, Inc.(a) ......................................................... 8,019 3,301
Sirius XM Holdings, Inc.(d) ............................................... 460,752 1,972
Verizon Communications, Inc. .............................................. 87,515 3,075
45,067
Consumer Discretionary (4.6%):
AutoZone, Inc.(a) ....................................................... 1,865 4,620
Best Buy Co., Inc. ...................................................... 30,122 2,013
Ford Motor Co. ........................................................ 231,772 2,260
General Motors Co. ..................................................... 81,496 2,298
Lennar Corp., Class A .................................................... 24,624 2,627
Lowe's Cos., Inc. ....................................................... 12,371 2,357
McDonald's Corp. ...................................................... 10,682 2,800
O'Reilly Automotive, Inc.(a) ............................................... 5,135 4,778
Samsonite International SA(a)(c) ............................................ 84,600 262
Starbucks Corp. ........................................................ 25,215 2,326
The Home Depot, Inc. ................................................... 24,890 7,086
Ulta Beauty, Inc.(a) ..................................................... 4,717 1,799
35,226
Consumer Staples (2.6%):
Altria Group, Inc. ....................................................... 112,525 4,520
Colgate-Palmolive Co. ................................................... 29,782 2,237
Kimberly-Clark Corp. .................................................... 16,114 1,928
PepsiCo, Inc. .......................................................... 17,512 2,859
Philip Morris International, Inc. ............................................. 28,224 2,516
The Kraft Heinz Co. ..................................................... 24,035 756
The Kroger Co. ........................................................ 32,635 1,481

Victory Portfolios III
Victory Capital Growth Fund
16
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Walmart, Inc. .......................................................... 20,963 $ 3,426
19,723
Energy (3.5%):
APA Corp. ............................................................ 61,328 2,436
Chevron Corp. ......................................................... 21,641 3,154
Devon Energy Corp. ..................................................... 43,661 2,033
EOG Resources, Inc. .................................................... 20,074 2,534
Exxon Mobil Corp. ..................................................... 37,936 4,016
Marathon Oil Corp. ..................................................... 99,901 2,728
Marathon Petroleum Corp. ................................................ 45,797 6,927
Valero Energy Corp. ..................................................... 24,053 3,055
26,883
Financials (7.1%):
Aflac, Inc. ............................................................ 35,265 2,755
Annaly Capital Management, Inc. ........................................... 4,825 75
Aon PLC, Class A ...................................................... 7,351 2,274
Apollo Global Management, Inc. ............................................ 35,863 2,777
Capital One Financial Corp. ............................................... 26,302 2,664
FactSet Research Systems, Inc. ............................................. 5,112 2,208
Fiserv, Inc.(a) .......................................................... 20,861 2,373
JPMorgan Chase & Co. .................................................. 55,089 7,661
Marsh & McLennan Cos., Inc. ............................................. 13,778 2,613
Mastercard , Inc., Class A ................................................. 18,244 6,866
Morgan Stanley ........................................................ 67,506 4,781
MSCI, Inc. ........................................................... 4,760 2,245
Regions Financial Corp. .................................................. 119,050 1,730
T. Rowe Price Group, Inc. ................................................. 18,778 1,699
The Bank of New York Mellon Corp. ......................................... 64,551 2,743
The Goldman Sachs Group, Inc. ............................................ 9,238 2,805
U.S. Bancorp .......................................................... 86,979 2,773
Visa, Inc., Class A ...................................................... 15,702 3,691
54,733
Health Care (9.1%):
AbbVie, Inc. .......................................................... 47,149 6,656
Amgen, Inc. ........................................................... 22,474 5,747
Bristol-Myers Squibb Co. ................................................. 45,210 2,330
Cencora , Inc. .......................................................... 25,814 4,779
Centene Corp.(a) ....................................................... 41,181 2,841
CVS Health Corp. ...................................................... 41,798 2,884
Elevance Health, Inc. .................................................... 6,114 2,752
Eli Lilly & Co. ......................................................... 16,528 9,155
Gilead Sciences, Inc. .................................................... 69,095 5,427
HCA Healthcare, Inc. .................................................... 8,981 2,031
IDEXX Laboratories, Inc.(a) ............................................... 4,671 1,866
McKesson Corp. ....................................................... 1,905 867
Merck & Co., Inc. ...................................................... 29,932 3,074
Mettler -Toledo International, Inc.(a) ......................................... 1,509 1,487
Pfizer, Inc. ............................................................ 87,596 2,677
The Cigna Group ....................................................... 11,313 3,498
Thermo Fisher Scientific, Inc. .............................................. 5,395 2,400
UnitedHealth Group, Inc. ................................................. 8,237 4,411
Vertex Pharmaceuticals, Inc.(a) ............................................. 7,580 2,745
Waters Corp.(a) ........................................................ 7,201 1,718
69,345
Industrials (7.3%):
3M Co. .............................................................. 27,394 2,492
Cintas Corp. .......................................................... 9,890 5,015
Copart , Inc.(a) ......................................................... 53,638 2,334
Cummins, Inc. ......................................................... 12,273 2,655
Deere & Co. .......................................................... 7,046 2,574

Victory Portfolios III
Victory Capital Growth Fund
17
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Expeditors International of Washington, Inc. .................................... 15,435 $ 1,686
Fastenal Co. ........................................................... 39,876 2,326
FedEx Corp. .......................................................... 12,178 2,924
General Dynamics Corp. .................................................. 13,177 3,180
Illinois Tool Works, Inc. .................................................. 10,345 2,319
Lockheed Martin Corp. ................................................... 11,062 5,029
Old Dominion Freight Line, Inc. ............................................ 5,775 2,175
Otis Worldwide Corp. .................................................... 27,307 2,108
PACCAR, Inc. ......................................................... 70,054 5,782
Parker-Hannifin Corp. ................................................... 7,125 2,629
United Parcel Service, Inc., Class B .......................................... 16,940 2,393
United Rentals, Inc. ..................................................... 7,631 3,100
W.W. Grainger, Inc. ..................................................... 6,748 4,925
55,646
Information Technology (15.4%):
Adobe, Inc.(a) ......................................................... 9,904 5,270
Apple, Inc. ........................................................... 116,487 19,893
Arista Networks, Inc.(a) .................................................. 16,437 3,293
Broadcom, Inc. ........................................................ 10,268 8,639
Cadence Design Systems, Inc.(a) ............................................ 11,681 2,802
Cisco Systems, Inc. ..................................................... 188,047 9,803
Cognizant Technology Solutions Corp., Class A ................................. 40,341 2,601
Fair Isaac Corp.(a) ...................................................... 2,781 2,352
Fortinet, Inc.(a) ........................................................ 67,291 3,847
Hewlett Packard Enterprise Co. ............................................. 180,783 2,780
HP, Inc. .............................................................. 86,780 2,285
Intel Corp. ............................................................ 100,610 3,672
International Business Machines Corp. ........................................ 23,531 3,404
KLA Corp. ........................................................... 5,508 2,587
Micron Technology, Inc. .................................................. 35,582 2,379
Microsoft Corp. ........................................................ 59,914 20,258
Motorola Solutions, Inc. .................................................. 8,289 2,308
NVIDIA Corp. ......................................................... 17,567 7,164
ON Semiconductor Corp.(a) ............................................... 28,043 1,757
Oracle Corp. .......................................................... 28,860 2,984
QUALCOMM, Inc. ..................................................... 29,133 3,175
Texas Instruments, Inc. ................................................... 18,731 2,660
VeriSign, Inc.(a) ........................................................ 9,523 1,901
117,814
Materials (2.8%):
CF Industries Holdings, Inc. ............................................... 3,525 281
Linde PLC ............................................................ 8,221 3,142
LyondellBasell Industries NV, Class A ........................................ 26,931 2,430
Nucor Corp. ........................................................... 34,834 5,148
PPG Industries, Inc. ..................................................... 16,800 2,062
Steel Dynamics, Inc. ..................................................... 33,426 3,560
The Mosaic Co. ........................................................ 72,098 2,342
The Sherwin-Williams Co. ................................................ 10,007 2,384
21,349
Real Estate (1.3%):
Alexandria Real Estate Equities, Inc. ......................................... 1,930 180
American Homes 4 Rent, Class A ........................................... 4,295 141
American Tower Corp. ................................................... 6,092 1,085
AvalonBay Communities, Inc. .............................................. 1,861 308
Camden Property Trust ................................................... 1,344 114
CBRE Group, Inc., Class A(a) .............................................. 4,471 310
Crown Castle, Inc. ...................................................... 5,797 539
Equinix , Inc. .......................................................... 1,196 873
Equity LifeStyle Properties, Inc. ............................................ 2,333 153
Equity Residential ...................................................... 4,745 263
Essex Property Trust, Inc. ................................................. 867 185

Victory Portfolios III
Victory Capital Growth Fund
18
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Gaming and Leisure Properties, Inc. ......................................... 3,642 $ 165
Healthpeak Properties, Inc. ................................................ 7,186 112
Invitation Homes, Inc. ................................................... 7,714 229
Iron Mountain, Inc. ..................................................... 3,875 229
Kimco Realty Corp. ..................................................... 8,470 152
Medical Properties Trust, Inc.(d) ............................................ 7,895 38
Mid-America Apartment Communities, Inc. .................................... 1,549 183
Prologis, Inc. .......................................................... 12,361 1,245
Public Storage ......................................................... 2,105 502
Realty Income Corp. .................................................... 7,353 348
Regency Centers Corp. ................................................... 2,034 123
SBA Communications Corp. ............................................... 1,470 307
Simon Property Group, Inc. ............................................... 4,380 481
Sun Communities, Inc. ................................................... 1,548 172
UDR, Inc. ............................................................ 3,947 126
Ventas, Inc. ........................................................... 5,242 223
VICI Properties, Inc. .................................................... 13,289 371
Vornado Realty Trust .................................................... 2,165 42
Welltower , Inc. ......................................................... 5,647 472
Weyerhaeuser Co. ...................................................... 10,027 288
WP Carey, Inc. ......................................................... 2,465 132
Zillow Group, Inc., Class C(a) .............................................. 3,049 110
10,201
Utilities (1.9%):
Consolidated Edison, Inc. ................................................. 24,547 2,155
DTE Energy Co. ....................................................... 19,574 1,887
Edison International ..................................................... 33,725 2,127
Entergy Corp. ......................................................... 26,002 2,485
Exelon Corp. .......................................................... 62,297 2,426
Sempra Energy ........................................................ 24,868 1,741
The AES Corp. ........................................................ 100,785 1,502
UGI Corp. ............................................................ 6,915 144
14,467
470,454
Total Common Stocks (Cost $642,284) 756,847
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc.(a)(e) ........................................... 1,780 —
Total Warrants (Cost $–) —
Exchange-Traded Funds (0.0%)(b)
United States (0.0%):(b)
iShares Core MSCI EAFE ETF ............................................. 8,326 519
Total Exchange-Traded Funds (Cost $559) 519
Collateral for Securities Loaned (0.3%)^
United States (0.3%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.26%(g) ........ 510,036 510
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.29%(g) ............ 510,036 510
Invesco Government & Agency Portfolio, Institutional Shares, 5.28%(g) ............... 510,036 510
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.25%(g) . 510,036 510
Total Collateral for Securities Loaned (Cost $2,040) 2,040
Total Investments (Cost $644,883) — 99.3% 759,406
Other assets in excess of liabilities — 0.7% 5,138
NET ASSETS - 100.00% $ 764,544

Victory Portfolios III
Victory Capital Growth Fund
19
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Name
Acquisition Date
Cost
Bank St Petersburg PJSC ......................................
12/15/2021
$ 410
Detsky Mir PJSC ............................................
09/30/2020
348
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of October 31, 2023, the fair value of these securities was
$3,623 (thousands) and amounted to 0.5% of net assets.
(d) All or a portion of this security is on loan.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of October 31, 2023. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities at October 31, 2023 (amounts in thousands):
(g) Rate disclosed is the daily yield on October 31, 2023.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
GDR
—
Global Depositary Receipt
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Statement of Assets and Liabilities
October 31, 2023
20
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Capital
Growth Fund
Assets:
Investments, at value (Cost $644,883) $ 759,406 (a)
Foreign currency, at value (Cost $423) 420
Cash 4,251
Receivables:
Interest and dividends 1,208
Capital shares issued 61
Investments sold 2,003
Reclaims 1,171
From Adviser 2
Prepaid expenses 17
Total Assets 768,539
Liabilities:
Payables:
Collateral received on loaned securities 2,040
Investments purchased 163
Capital shares redeemed 249
Accrued foreign capital gains taxes 689
Accrued expenses and other payables:
Investment advisory fees 525
Administration fees 99
Custodian fees 27
Transfer agent fees 85
Compliance fees 1
Trustees' fees — (b)
Other accrued expenses 117
Total Liabilities 3,995
Commitments and contingencies (Note 4 )
Net Assets:
Capital 651,913
Total accumulated earnings/(loss) 112,631
Net Assets $ 764,544
Net Assets
Fund Shares $ 762,672
Institutional Shares 1,872
Total $ 764,544
Shares (unlimited number of shares authorized with no par value):
Fund Shares 70,504
Institutional Shares 171
Total 70,675
Net asset value, offering and redemption price per share:(c)
Fund Shares $ 10 .82
Institutional Shares 10 .92
(a) Includes $3,238 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended October 31, 2023
21
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Capital
Growth Fund
Investment Income:
Dividends $ 10,638
Interest 64
Securities lending (net of fees) 218
Foreign tax withholding (561)
Total Income 10,359
Expenses:
Investment advisory fees 3,217
Administration fees — Fund Shares 608
Administration fees — Institutional Shares 1
Sub-Administration fees 36
Custodian fees 83
Transfer agent fees — Fund Shares 496
Transfer agent fees — Institutional Shares 1
Trustees' fees 24
Compliance fees 4
Legal and audit fees 66
State registration and filing fees 27
Other expenses 67
Total Expenses 4,630
Expenses waived/reimbursed by Adviser (8)
Net Expenses 4,622
Net Investment Income (Loss) 5,737
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions (2,196)
Foreign taxes on realized gains (100)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations (15,275)
Net change in accrued foreign taxes on unrealized gains (444)
Net realized/unrealized gains (losses) on investments (18,015)
Change in net assets resulting from operations $ (12,278)

22
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Capital Growth Fund
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 5,737 $ 8,667 $ 13,209
Net realized gains (losses) (2,296) (2,213) 65,519
Net change in unrealized appreciation/depreciation (15,719) 28,945 (137,565)
Change in net assets resulting from operations (12,278) 35,399 (58,837)
Distributions to Shareholders:
Fund Shares — (55,813) (105,732)
Institutional Shares — (172) (271)
Change in net assets resulting from distributions to shareholders — (55,985) (106,003)
Change in net assets resulting from capital transactions (27,618) 23,565 64,768
Change in net assets (39,896) 2,979 (100,072)
Net Assets:
Beginning of period 804,440 801,461 901,533
End of period $ 764,544 $ 804,440 $ 801,461
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.

23
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Capital Growth Fund
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 17,093 $ 30,464 $ 53,698
Distributions reinvested — 55,328 105,030
Cost of shares redeemed (44,474) (62,173) (94,848)
Total Fund Shares $ (27,381) $ 23,619 $ 63,880
Institutional Shares
Proceeds from shares issued $ 687 $ 893 $ 1,776
Distributions reinvested — 164 264
Cost of shares redeemed (924) (1,111) (1,152)
Total Institutional Shares $ (237) $ (54) $ 888
Change in net assets resulting from capital transactions $ (27,618) $ 23,565 $ 64,768
Share Transactions:
Fund Shares
Issued 1,525 2,822 4,272
Reinvested — 5,160 8,241
Redeemed (3,963) (5,770) (7,586)
Total Fund Shares (2,438) 2,212 4,927
Institutional Shares
Issued 60 82 144
Reinvested — 15 20
Redeemed (83) (101) (94)
Total Institutional Shares (23) (4) 70
Change in Shares (2,461) 2,208 4,997
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
24
See notes to financial statements.
Victory Capital Growth Fund
Fund Shares
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $11.00 $11.30 $13.67 $10.62 $11.36 $12.63
Investment Activities:
Net investment income (loss) 0.08(b) 0.12(b) 0.19(b) 0.13(b) 0.14(b) 0.16
Net realized and unrealized gains (losses) (0.26) 0.38 (0.95) 3.28 0.13 (0.48)
Total from Investment Activities (0.18) 0.50 (0.76) 3.41 0.27 (0.32)
Distributions to Shareholders from:
Net investment income — (0.11) (0.16) (0.12) (0.17) (0.17)
Net realized gains — (0.69) (1.45) (0.24) (0.84) (0.78)
Total Distributions — (0.80) (1.61) (0.36) (1.01) (0.95)
Net Asset Value, End of Period $10.82 $11.00 $11.30 $13.67 $10.62 $11.36
Total Return(c)(d) (1.64)% 4.63% (6.74)% 32.74% 2.14% (1.82)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.14% 1.16% 1.09% 1.07% 1.12% 1.13%
Net Investment Income (Loss)(e) 1.42% 1.49% 1.52% 1.04% 1.35% 1.43%
Gross Expenses(e)(h) 1.14% 1.16% 1.09% 1.07% 1.13% 1.13%
Supplemental Data:
Net Assets at end of period (000's) $762,672 $802,284 $799,210 $899,767 $755,102 $826,325
Portfolio Turnover(c)(i) 25% 41% 58% 67%(j) 152%(k) 54%(l)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Reflects a return to normal trading levels after a prior year transition.
(k) Reflects increased trading activity due to current year transition or asset allocation shift.
(l) Reflects overall increase in purchases and sales of securities.

25
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Capital Growth Fund
Institutional Shares
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $11.10 $11.39 $13.81 $10.66 $11.39 $12.66
Investment Activities:
Net investment income (loss)(b) 0.08 0.11 0.20 0.15 0.14 0.23
Net realized and unrealized gains (losses) (0.26) 0.37 (0.95) 3.35 0.14 (0.55)
Total from Investment Activities (0.18) 0.48 (0.75) 3.50 0.28 (0.32)
Distributions to Shareholders from:
Net investment income — (0.08) (0.22) (0.11) (0.17) (0.17)
Net realized gains — (0.69) (1.45) (0.24) (0.84) (0.78)
Total Distributions — (0.77) (1.67) (0.35) (1.01) (0.95)
Net Asset Value, End of Period $10.92 $11.10 $11.39 $13.81 $10.66 $11.39
Total Return(c)(d) (1.62)% 4.50% (6.68)% 33.45% 2.20% (1.77)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.17% 1.25% 1.06% 0.77% 1.01% 1.03%
Net Investment Income (Loss)(e) 1.37% 1.35% 1.58% 1.30% 1.31% 2.04%
Gross Expenses(e)(h) 1.94% 1.83% 1.66% 0.92% 1.01% 1.03%
Supplemental Data:
Net Assets at end of period (000's) $1,872 $2,156 $2,251 $1,766 $11,559 $110,430
Portfolio Turnover(c)(i) 25% 41% 58% 67%(j) 152%(k) 54%(l)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Reflects a return to normal trading levels after a prior year transition.
(k) Reflects increased trading activity due to current year transition or asset allocation shift.
(l) Reflects overall increase in purchases and sales of securities.

Notes to Financial Statements
October 31, 2023
Victory Portfolios III
26
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the "Fund"):
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is
an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the
Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Capital Growth Fund Capital Growth Fund Fund Shares and Institutional Shares

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
27
(Unaudited)
valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.
A summary of the valuations as of October 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of October 31, 2023, there were no transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of October
31, 2023, the Fund had no open forward foreign exchange currency contracts.
Level 1 Level 2 Level 3 Total
Capital Growth Fund
Common Stocks ............................................... $ 500,209 $ 256,634 $ 4 $ 756,847
Warrants(a) .................................................. — — —(a) —(a)
Exchange-Traded Funds ......................................... 519 — — 519
Collateral for Securities Loaned ................................... 2,040 — — 2,040
Total ....................................................... $ 502,768 $ 256,634 $ 4 $ 759,406
(a) Zero market value security.

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
28
(Unaudited)
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of October 31, 2023.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the six months ended October 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Capital Growth Fund .............................................. $ 3,238 $ 1,410 $ 2,040

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
29
(Unaudited)
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended October 31, 2023, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the six months ended October 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Global Funds Index. The Lipper Global Funds Index tracks the total return performance of the largest funds within the Lipper
Global Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(a)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class’ annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Global Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended October 31, 2023, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
October 31, 2023, the Fund had no subadvisers.
Excluding U.S. Government
Securities
Purchases Sales
Capital Growth Fund ....................................................................... $ 170,495 $ 192,316
Over/Under Performance Relative to Index Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400 +/- 4
+/- 401 to 700 +/- 5
+/- 701 and greater +/- 6
Capital Growth Fund Fund Shares
Institutional
Shares
in thousands $ 166 $ 1
as annual % rate 0.04% 0.07%

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
30
(Unaudited)
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15% and 0.10%, which is based on the Fund's average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred for the six months ended October
31, 2023, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended October 31, 2023, are reflected on the Statement of
Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
October 31, 2023, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the
Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of October 31, 2023, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at October 31, 2023.
As of October 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands).
In effect until August 31, 2024
Fund Shares Institutional Shares
Capital Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.12% 1.10%

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
31
(Unaudited)
* Amount expires by July 31, 2024.
** Amount expires by July 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended October 31, 2023.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Risk —The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile. Certain Russian securities held by the Fund had declared dividends, however there is no assurance these dividends can be collected by the Fund. As a result, all such dividend receivables related to these Russian securities are valued at zero as of the six month period end.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended October 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended October 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending
Expires
2024
*
Expires
2025
**
Expires
2026
Expires
2027 Total
Capital Growth Fund ...................................... $ 8 $ 13 $ 10 $ 8 $ 39

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
32
(Unaudited)
fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended October 31, 2023.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended April 30, 2023, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands).
8. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Short-Term
Amount
Long-Term
Amount Total
Capital Growth Fund ................................................... $ (7,923) $ — $ (7,923)

Supplemental Information
October 31, 2023
Victory Portfolios III
33
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2023, through October 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
5/1/23
Actual
Ending
Account
Value
10/31/23
Hypothetical
Ending
Account
Value
10/31/23
Actual
Expenses
Paid During
Period
5/1/23 - 10/31/23*
Hypothetical
Expenses
Paid During
Period
5/1/23 - 10/31/23*
Annualized
Expense Ratio
During Period
5/1/23 - 10/31/23
Capital Growth Fund
Fund Shares ............................ $ 1,000.00 $ 983.60 $ 1,019.41 $ 5.68 $ 5.79 1.14%
Institutional Shares ....................... 1,000.00 983.80 1,019.25 5.83 5.94 1.17%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Supplemental Information
October 31, 2023
Victory Portfolios III
34
(Unaudited)
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
October 31, 2023
Victory Portfolios III
35
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
October 31, 2023
Victory Portfolios III
36
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
36843-1223

October 31, 2023
Semi Annual Report
Victory Core Plus Intermediate Bond Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Investment Objective and Portfolio Holdings 2
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
27
Statement of Operations
28
Statements of Changes in Net Assets
29
Financial Highlights
31
Notes to Financial Statements 36
Supplemental Information
Proxy Voting and Portfolio Holdings Information
45
Expense Examples
45
Privacy Policy
46

2
Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
October 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks high current income without undue risk to principal.
Asset Allocation*:
October 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
**
Other includes the remaining sectors which are each under 2% of the net assets of the Fund.

Schedule of Portfolio Investments
October 31, 2023
Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
3
(Unaudited)
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Principal Amount Value
Asset-Backed Securities (21.8%)
ABS Auto (11.8%):
American Credit Acceptance Receivables Trust, Series 2022-4, Class E, 3.65%, 12/14/26,
Callable 3/13/24 @ 100(a) ............................................ $ 666 $ 657
American Credit Acceptance Receivables Trust, Series 2022-1, Class C, 2.12%, 3/13/28,
Callable 4/13/25 @ 100(a) ............................................ 4,000 3,931
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D, 1.21%, 12/18/26, Callable
5/18/25 @ 100 ..................................................... 2,944 2,701
ARI Fleet Lease Trust, Series 2021-A, Class A2, 0.37%, 3/15/30, Callable 5/15/24 @ 100(a) . 195 194
ARI Fleet Lease Trust, Series 2022-A, Class C, 4.17%, 1/15/31, Callable 4/15/25 @ 100(a) .. 2,200 2,061
ARI Fleet Lease Trust, Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 4/15/25 @ 100(a) . 2,476 2,387
ARI Fleet Lease Trust, Series 2022-A, Class B, 3.79%, 1/15/31, Callable 4/15/25 @ 100(a) .. 1,517 1,430
Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class C, 6.85%, 4/20/28(a) .. 7,000 6,821
Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class C, 7.05%, 2/22/28(a) .. 8,750 8,608
Avis Budget Rental Car Funding AESOP LLC, Series 2023-6A, Class C, 7.03%, 12/20/29(a) . 3,749 3,626
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class B, 2.68%, 8/20/26,
Callable 9/20/25 @ 100(a) ............................................ 4,000 3,748
Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class B, 7.09%, 4/20/27(a) .. 3,250 3,255
Avis Budget Rental Car Funding AESOP LLC, Series 2023-6A, Class B, 6.40%, 12/20/29(a) . 2,811 2,716
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class B, 3.55%, 9/22/25,
Callable 10/20/24 @ 100(a) ........................................... 1,400 1,369
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class C, 2.49%, 5/19/26, Callable
11/19/23 @ 100(a) .................................................. 2,000 1,996
Canadian Pacer Auto Receivables Trust, Series 2021-1A, Class C, 1.46%, 12/20/27, Callable
2/19/25 @ 100(a) ................................................... 2,156 1,997
CarMax Auto Owner Trust, Series 2021-3, Class D, 1.50%, 1/18/28, Callable 9/15/25 @ 100 . 3,981 3,582
CarMax Auto Owner Trust, Series 2019-4, Class D, 2.80%, 4/15/26, Callable 12/15/23 @ 100 675 672
CarMax Auto Owner Trust, Series 2023-2, Class B, 5.18%, 11/15/28, Callable 11/15/26 @ 100 3,250 3,139
CarMax Auto Owner Trust, Series 2020-2, Class B, 2.90%, 8/15/25, Callable 5/15/24 @ 100 . 1,083 1,064
CarMax Auto Owner Trust, Series 2021-4, Class D, 1.48%, 3/15/28, Callable 1/15/26 @ 100 . 2,831 2,509
CarMax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25, Callable 2/15/24 @ 100 4,230 4,164
CarMax Auto Owner Trust, Series 2020-3, Class C, 1.69%, 4/15/26, Callable 7/15/24 @ 100 . 2,500 2,415
CarMax Auto Owner Trust, Series 2019-4, Class C, 2.60%, 9/15/25, Callable 12/15/23 @ 100 5,162 5,138
CarMax Auto Owner Trust, Series 2020-4, Class C, 1.30%, 8/17/26, Callable 12/15/24 @ 100 3,450 3,253
Carvana Auto Receivables Trust, Series 2020-P1, Class C, 1.32%, 11/9/26, Callable 12/8/25 @
100 ............................................................. 551 496
Carvana Auto Receivables Trust, Series 2021-P2, Class C, 1.60%, 6/10/27, Callable 2/10/27 @
100 ............................................................. 10,000 8,650
Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28, Callable 3/10/27 @
100 ............................................................. 876 833
Carvana Auto Receivables Trust, Series 2021-N1, Class D, 1.50%, 1/10/28, Callable 3/10/26 @
100 ............................................................. 611 570
Carvana Auto Receivables Trust, Series 2021-N2, Class D, 1.27%, 3/10/28, Callable 11/10/26
@ 100 ........................................................... 1,306 1,223
Chesapeake Funding II LLC, Series 2023-2A, Class B, 5.97%, 10/15/35(a) .............. 1,858 1,830
Chesapeake Funding II LLC, Series 2023-1A, Class D, 6.69%, 5/15/35, Callable 11/15/25 @
100(a) ........................................................... 1,404 1,386
Chesapeake Funding II LLC, Series 2023-1A, Class B, 5.59%, 5/15/35, Callable 11/15/25 @
100(a) ........................................................... 826 811
Chesapeake Funding II LLC, Series 2023-2A, Class C, 6.15%, 10/15/35(a) .............. 2,874 2,822
Chesapeake Funding II LLC, Series 2023-1A, Class C, 6.07%, 5/15/35, Callable 11/15/25 @
100(a) ........................................................... 936 921
Credit Acceptance Auto Loan Trust, Series 2023-3A, Class B, 7.09%, 10/17/33, Callable
3/15/27 @ 100(a) ................................................... 2,724 2,726
Credit Acceptance Auto Loan Trust, Series 2023-3A, Class C, 7.62%, 12/15/33, Callable
3/15/27 @ 100(a) ................................................... 4,691 4,736
Credit Acceptance Auto Loan Trust, Series 2023-2A, Class C, 7.15%, 9/15/33, Callable
12/15/26 @ 100(a) .................................................. 2,811 2,806
Credit Acceptance Auto Loan Trust, Series 2023-3A, Class A, 6.39%, 8/15/33, Callable 3/15/27
@ 100(a) ......................................................... 2,875 2,861
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class B, 1.26%, 4/15/30, Callable 9/15/24
@ 100(a) ......................................................... 2,077 2,013
Credit Acceptance Auto Loan Trust, Series 2021-4, Class B, 1.74%, 12/16/30, Callable 5/15/25
@ 100(a) ......................................................... 720 673

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
4
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29, Callable 5/15/25 @ 100 $ 5,744 $ 5,394
DT Auto Owner Trust, Series 2021-3A, Class C, 0.87%, 5/17/27, Callable 9/15/25 @ 100(a) . 1,875 1,816
DT Auto Owner Trust, Series 2020-1A, Class E, 3.48%, 2/16/27, Callable 8/15/24 @ 100(a) . 5,875 5,694
DT Auto Owner Trust, Series 2020-2A, Class D, 4.73%, 3/16/26, Callable 8/15/24 @ 100(a) . 2,900 2,864
Ent Auto Receivables Trust, Series 2023-1A, Class A4, 6.26%, 11/15/29, Callable 3/15/28 @
100(a) ........................................................... 1,176 1,167
Ent Auto Receivables Trust, Series 2023-1A, Class C, 6.77%, 4/15/30, Callable 3/15/28 @
100(a) ........................................................... 770 766
Enterprise Fleet Financing LLC, Series 2023-3, Class A3, 6.41%, 6/20/30, Callable 7/20/27 @
100(a) ........................................................... 2,349 2,359
Enterprise Fleet Financing LLC, Series 2022-3, Class A3, 4.29%, 7/20/29, Callable 3/20/26 @
100(a) ........................................................... 1,125 1,076
Enterprise Fleet Financing LLC, Series 2022-4, Class A3, 5.65%, 10/22/29, Callable 5/20/26
@ 100(a) ......................................................... 2,750 2,722
Enterprise Fleet Financing LLC, Series 2023-2, Class A2, 5.56%, 4/22/30, Callable 2/20/27 @
100(a) ........................................................... 2,811 2,784
Exeter Automobile Receivables Trust, Series 2020-1A, Class E, 3.74%, 1/15/27, Callable
9/15/24 @ 100(a) ................................................... 1,000 966
Flagship Credit Auto Trust, Series 2019-2, Class D, 3.53%, 5/15/25, Callable 11/15/24 @
100(a) ........................................................... 1,735 1,716
Flagship Credit Auto Trust, Series 2020-2, Class D, 5.75%, 4/15/26, Callable 6/15/25 @ 100(a) 650 644
Flagship Credit Auto Trust, Series 2019-4, Class E, 4.11%, 3/15/27, Callable 3/15/25 @ 100(a) 2,500 2,364
Ford Credit Auto Lease Trust, Series 2023-B, Class C, 6.43%, 4/15/27, Callable 4/15/26 @ 100 2,584 2,558
Ford Credit Auto Lease Trust, Series 2023-A, Class C, 5.54%, 12/15/26, Callable 8/15/25 @
100 ............................................................. 1,080 1,055
Ford Credit Auto Owner Trust, Series 2021-1, Class D, 2.31%, 10/17/33, Callable 4/15/26 @
100(a) ........................................................... 1,650 1,447
Ford Credit Auto Owner Trust, Series 2021-1, Class C, 1.91%, 10/17/33, Callable 4/15/26 @
100(a) ........................................................... 1,708 1,521
Ford Credit Auto Owner Trust, Series 2023-1, Class B, 5.29%, 8/15/35, Callable 2/15/28 @
100(a) ........................................................... 4,111 3,914
Ford Credit Auto Owner Trust, Series 2021-2, Class D, 2.60%, 5/15/34, Callable 11/15/26 @
100(a) ........................................................... 500 431
Ford Credit Auto Owner Trust, Series 2023-1, Class C, 5.58%, 8/15/35, Callable 2/15/28 @
100(a) ........................................................... 10,250 9,811
Ford Credit Auto Owner Trust, Series 2023-1, Class D, 6.26%, 8/15/35, Callable 2/15/28 @
100(a) ........................................................... 10,940 10,459
Ford Credit Auto Owner Trust, Series 2022-1, Class C, 4.67%, 11/15/34, Callable 5/15/27 @
100(a) ........................................................... 2,000 1,870
Ford Credit Auto Owner Trust, Series 2023-2, Class B, 5.92%, 2/15/36, Callable 8/15/28 @
100(a) ........................................................... 4,925 4,784
Ford Credit Auto Owner Trust, Series 2023-2, Class C, 6.16%, 2/15/36, Callable 8/15/28 @
100(a) ........................................................... 2,950 2,862
Ford Credit Auto Owner Trust, Series 2023-2, Class D, 6.60%, 2/15/36, Callable 8/15/28 @
100(a) ........................................................... 1,881 1,819
Ford Credit Auto Owner Trust, Series 2021-2, Class C, 2.11%, 5/15/34, Callable 11/15/26 @
100(a) ........................................................... 2,250 1,961
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class C, 1.02%, 9/15/26,
Callable 7/15/24 @ 100(a) ............................................ 1,210 1,194
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class B, 5.35%, 3/15/28,
Callable 7/15/26 @ 100(a) ............................................ 4,385 4,277
GECU Auto Receivables Trust, Series 2023-1A, Class C, 6.33%, 4/15/30, Callable 1/15/29 @
100(a) ........................................................... 1,185 1,158
GLS Auto Receivables Issuer Trust, Series 2020-4A, Class C, 1.14%, 11/17/25, Callable
5/15/25 @ 100(a) ................................................... 469 466
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class C, 1.11%, 9/15/26, Callable
12/15/25 @ 100(a) .................................................. 2,167 2,094
GLS Auto Receivables Issuer Trust, Series 2019-2A, Class D, 4.52%, 2/17/26, Callable
12/15/23 @ 100(a) .................................................. 9,789 9,761
GLS Auto Receivables Issuer Trust, Series 2A, Class C, 4.57%, 4/15/26, Callable 12/15/24 @
100(a) ........................................................... 963 956
GLS Auto Receivables Issuer Trust, Series 2019-4A, Class D, 4.09%, 8/17/26, Callable 6/15/24
@ 100(a) ......................................................... 2,185 2,147

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
5
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
GM Financial Automobile Leasing Trust, Series 2023-2, Class B, 5.54%, 5/20/27, Callable
11/20/25 @ 100 .................................................... $ 1,250 $ 1,229
GM Financial Automobile Leasing Trust, Series 2022-1, Class C, 2.64%, 2/20/26, Callable
7/20/24 @ 100 ..................................................... 3,756 3,635
GM Financial Revolving Receivables Trust, Series 2021-1, Class C, 1.67%, 6/12/34, Callable
9/11/26 @ 100(a) ................................................... 1,000 867
GMF Floorplan Owner Revolving Trust, Series 2019-2, Class C, 3.30%, 4/15/26(a) ........ 1,925 1,896
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class B, 5.73%, 6/15/28(a) ........ 3,050 2,997
GTE Auto Receivables Trust, Series 2023-1, Class C, 5.88%, 11/15/29, Callable 11/15/26 @
100(a) ........................................................... 2,457 2,380
GTE Auto Receivables Trust, Series 2023-1, Class B, 5.39%, 8/15/29, Callable 11/15/26 @
100(a) ........................................................... 3,276 3,161
Hertz Vehicle Financing III LLC, Series 2023-3A, Class B, 6.53%, 2/25/28(a) ........... 1,112 1,102
Hertz Vehicle Financing III LLC, Series 2023-1A, Class C, 6.91%, 6/25/27(a) ........... 3,739 3,687
Hertz Vehicle Financing III LLC, Series 2023-3A, Class A, 5.94%, 2/25/28(a) ........... 2,875 2,841
Hertz Vehicle Financing III LLC, Series 2022-1A, Class C, 2.63%, 6/25/26, Callable 6/25/25
@ 100(a) ......................................................... 1,355 1,265
Hertz Vehicle Financing III LLC, Series 2022-1A, Class B, 2.19%, 6/25/26, Callable 6/25/25
@ 100(a) ......................................................... 1,900 1,778
Hertz Vehicle Financing III LLC, Series 2023-2A, Class B, 6.49%, 9/25/29(a) ........... 3,038 2,969
Hertz Vehicle Financing III LLC, Series 2023-2A, Class C, 7.13%, 9/25/29(a) ........... 1,075 1,048
Hertz Vehicle Financing III LP, Series 2021-2A, Class C, 2.52%, 12/27/27(a) ............ 1,833 1,589
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05%, 12/26/25(a) ............. 1,667 1,586
Hertz Vehicle Financing LLC, Series 2022-4A, Class B, 4.12%, 9/25/26, Callable 9/25/25 @
100(a) ........................................................... 5,000 4,781
Hertz Vehicle Financing LLC, Series 2022-2A, Class A, 2.33%, 6/26/28, Callable 6/25/27 @
100(a) ........................................................... 3,750 3,275
Hertz Vehicle Financing LLC, Series 2022-2A, Class B, 2.65%, 6/26/28, Callable 6/25/27 @
100(a) ........................................................... 2,480 2,160
Hertz Vehicle Financing LLC, Series 2022-2A, Class C, 2.95%, 6/26/28, Callable 6/25/27 @
100(a) ........................................................... 3,500 3,007
Hertz Vehicle Financing LLC, Series 2022-4A, Class A, 3.73%, 9/25/26, Callable 9/25/25 @
100(a) ........................................................... 3,000 2,872
JPMorgan Chase Bank NA, Series 2021-2, Class C, 0.97%, 12/26/28, Callable 6/25/25 @
100(a) ........................................................... 499 485
JPMorgan Chase Bank NA, Series 2021-1, Class D, 1.17%, 9/25/28, Callable 4/25/25 @
100(a) ........................................................... 737 721
JPMorgan Chase Bank NA, Series 2021-1, Class B, 0.88%, 9/25/28, Callable 4/25/25 @
100(a) ........................................................... 512 500
JPMorgan Chase Bank NA, Series 2021-2, Class D, 1.14%, 12/26/28, Callable 6/25/25 @
100(a) ........................................................... 224 218
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 2/26/29, Callable 4/25/25 @
100(a) ........................................................... 1,312 1,258
JPMorgan Chase Bank NA, Series 2020-2, Class C, 1.14%, 2/25/28, Callable 9/25/24 @
100(a) ........................................................... 88 87
JPMorgan Chase Bank NA, Series 2020-2, Class B, 0.84%, 2/25/28, Callable 9/25/24 @
100(a) ........................................................... 976 969
JPMorgan Chase Bank NA, Series 2021-3, Class D, 1.01%, 2/26/29, Callable 4/25/25 @
100(a) ........................................................... 898 859
LAD Auto Receivables Trust, Series 2023-3A, Class B, 6.09%, 6/15/28, Callable 9/15/27 @
100(a) ........................................................... 4,094 4,034
LAD Auto Receivables Trust, Series 2023-3A, Class D, 6.92%, 12/16/30, Callable 9/15/27 @
100(a) ........................................................... 2,616 2,588
LAD Auto Receivables Trust, Series 2023-1A, Class C, 6.18%, 12/15/27, Callable 5/15/27 @
100(a) ........................................................... 4,600 4,533
LAD Auto Receivables Trust, Series 2023-2A, Class D, 6.30%, 2/15/31, Callable 6/15/27 @
100(a) ........................................................... 1,698 1,662
LAD Auto Receivables Trust, Series 2023-2A, Class C, 5.58%, 9/15/28, Callable 6/15/27 @
100(a) ........................................................... 7,300 7,075
LAD Auto Receivables Trust, Series 2023-1A, Class B, 5.59%, 8/16/27, Callable 5/15/27 @
100(a) ........................................................... 2,760 2,706
LAD Auto Receivables Trust, Series 2023-1A, Class D, 7.30%, 6/17/30, Callable 5/15/27 @
100(a) ........................................................... 2,037 2,049

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
6
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
LAD Auto Receivables Trust, Series 2023-2A, Class B, 5.45%, 4/15/28, Callable 6/15/27 @
100(a) ........................................................... $ 4,531 $ 4,419
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94%, 11/16/26, Callable 9/15/25 @
100(a) ........................................................... 1,750 1,681
LAD Auto Receivables Trust, Series 2021-1A, Class C, 2.35%, 4/15/27, Callable 9/15/25 @
100(a) ........................................................... 2,500 2,361
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.18%,
8/25/28(a) ........................................................ 1,263 1,259
OCCU Auto Receivables Trust, Series 2023-1A, Class A4, 6.29%, 9/17/29, Callable 4/15/28 @
100(a) ........................................................... 3,145 3,119
OCCU Auto Receivables Trust, Series 2023-1A, Class D, 7.88%, 12/15/31, Callable 4/15/28 @
100(a) ........................................................... 5,171 5,156
Oscar U.S. Funding XII LLC, Series 1A, Class A4, 1.00%, 4/10/28, Callable 2/10/25 @ 100(a) 930 874
Oscar US Funding XIV LLC, Series 2022-1A, Class A4, 2.82%, 4/10/29, Callable 3/10/26 @
100(a) ........................................................... 2,000 1,853
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A4, 4.18%, 12/15/28, Callable
2/15/26 @ 100(a) ................................................... 3,000 2,915
PenFed Auto Receivables Owner Trust, Series 2022-A, Class D, 5.85%, 6/17/30, Callable
2/15/26 @ 100(a) ................................................... 1,382 1,341
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01%, 8/15/25, Callable 12/15/23
@ 100(a) ......................................................... 4,575 4,478
Prestige Auto Receivables Trust, Series 2021-1A, Class C, 1.53%, 2/15/28, Callable 9/15/25 @
100(a) ........................................................... 916 858
Santander Bank Auto Credit Linked Notes, Series 2023-A, Class C, 6.74%, 6/15/33, Callable
7/15/27 @ 100(a) ................................................... 1,200 1,197
Santander Bank Auto Credit Linked Notes, Series 2023-A, Class D, 7.08%, 6/15/33, Callable
7/15/27 @ 100(a) ................................................... 1,347 1,343
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class D, 8.20%, 12/15/32, Callable
12/15/26 @ 100(a) .................................................. 3,920 3,942
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.28%, 5/15/32, Callable
12/15/25 @ 100(a) .................................................. 1,764 1,742
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class C, 7.38%, 5/15/32, Callable
12/15/25 @ 100(a) .................................................. 1,960 1,948
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class C, 5.92%, 8/16/32, Callable
3/15/26 @ 100(a) ................................................... 1,838 1,828
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class D, 6.79%, 8/16/32, Callable
3/15/26 @ 100(a) ................................................... 2,380 2,370
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class C, 6.99%, 12/15/32, Callable
12/15/26 @ 100(a) .................................................. 1,205 1,205
Santander Bank NA, Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 8/15/25 @ 100(a) .. 863 842
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class D, 2.14%, 12/15/26,
Callable 7/15/25 @ 100(a) ............................................ 5,000 4,831
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class E, 3.28%, 3/15/27,
Callable 10/15/25 @ 100(a) ........................................... 940 871
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26,
Callable 11/15/24 @ 100(a) ........................................... 2,000 1,994
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class E, 4.13%, 1/15/27,
Callable 7/15/25 @ 100(a) ............................................ 1,000 963
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class C, 1.29%, 4/15/26,
Callable 7/15/25 @ 100(a) ............................................ 2,317 2,289
Santander Retail Auto Lease Trust, Series 2020-B, Class C, 1.18%, 12/20/24, Callable 2/20/24
@ 100(a) ......................................................... 2,750 2,725
Santander Retail Auto Lease Trust, Series 2021-C, Class C, 1.11%, 3/20/26, Callable 6/20/24
@ 100(a) ......................................................... 1,312 1,268
SFS Auto Receivables Securitization Trust, Series 2023-1A, Class C, 5.97%, 2/20/31, Callable
4/20/27 @ 100(a) ................................................... 2,541 2,482
Tesla Auto Lease Trust, Series 2023-A, Class A4, 5.94%, 7/20/27, Callable 8/20/25 @ 100(a) 2,950 2,938
Tesla Auto Lease Trust, Series 2023-A, Class B, 6.41%, 7/20/27, Callable 8/20/25 @ 100(a) . 4,323 4,297
Tesla Auto Lease Trust, Series 2023-B, Class A4, 6.22%, 3/22/27, Callable 11/20/25 @ 100(a) 1,362 1,364
Toyota Lease Owner Trust, Series 2023-A, Class A4, 5.05%, 8/20/27, Callable 9/20/25 @
100(a) ........................................................... 5,234 5,144
United Auto Credit Securitization Trust, Series 2022-1, Class C, 2.61%, 6/10/27, Callable
9/10/25 @ 100(a) ................................................... 2,244 2,226

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
7
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
United Auto Credit Securitization Trust, Series 2023-1, Class C, 6.28%, 7/10/28, Callable
3/10/26 @ 100(a) ................................................... $ 7,000 $ 6,888
Veridian Auto Receivables Trust, Series 2023-1A, Class B, 5.86%, 4/16/29, Callable 4/15/27 @
100(a) ........................................................... 1,499 1,464
Veridian Auto Receivables Trust, Series 2023-1A, Class C, 6.37%, 7/16/29, Callable 4/15/27 @
100(a) ........................................................... 3,280 3,218
Westlake Automobile Receivables Trust, Series 2023-P1, Class C, 6.44%, 6/15/27, Callable
3/15/26 @ 100(a) ................................................... 1,200 1,186
Westlake Automobile Receivables Trust, Series 2020-1A, Class E, 3.31%, 10/15/25, Callable
2/15/24 @ 100(a) ................................................... 2,183 2,159
Wheels Fleet Lease Funding 1 LLC, Series 2023-2A, Class D, 7.38%, 8/18/38(a) ......... 3,425 3,436
Wheels Fleet Lease Funding 1 LLC, Series 2023-2A, Class C, 6.94%, 8/18/38(a) ......... 3,036 3,045
Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.80%, 4/18/38(a) ......... 2,531 2,517
Wheels Fleet Lease Funding 1 LLC, Series 2023-2A, Class B, 6.75%, 8/18/38(a) ......... 2,819 2,827
World Omni Auto Receivables Trust, Series 2021-C, Class C, 1.06%, 4/17/28, Callable 9/15/25
@ 100 ........................................................... 5,000 4,537
World Omni Select Auto Trust, Series 2021-A, Class C, 1.09%, 11/15/27, Callable 7/15/25 @
100 ............................................................. 1,250 1,140
World Omni Select Auto Trust, Series 2020-A, Class C, 1.25%, 10/15/26, Callable 9/15/24 @
100 ............................................................. 3,750 3,615
403,691
ABS Card (2.7%):
CARDS II Trust, Series 2021-1A, Class C, 1.20%, 4/15/27(a) ....................... 7,750 7,540
Evergreen Credit Card Trust, Series 2021-1, Class B, 1.15%, 10/15/26(a) ............... 7,500 7,125
Evergreen Credit Card Trust, Series 2021-1, Class C, 1.42%, 10/15/26(a) ............... 6,300 5,974
Evergreen Credit Card Trust, Series 2023-CRT3, Class C, 7.31%, 2/15/27(a) ............. 2,178 2,170
Evergreen Credit Card Trust, Series 2023-CRT3, Class B, 6.58%, 2/15/27(a) ............. 3,918 3,913
Evergreen Credit Card Trust, Series 2022-CRT1, Class B, 5.61%, 7/15/26(a) ............. 3,000 2,972
Evergreen Credit Card Trust, Series 2022-CRT2, Class B, 6.56%, 11/15/26(a) ............ 2,750 2,740
Evergreen Credit Card Trust, Series 2022-CRT2, Class C, 7.44%, 11/15/26(a) ............ 6,600 6,586
Golden Credit Card Trust, Series 2021-1A, Class A, 1.14%, 8/15/28(a) ................. 5,000 4,401
Golden Credit Card Trust, Series 2021-1A, Class C, 1.74%, 8/15/28(a) ................. 2,233 1,958
Golden Credit Card Trust, Series 2021-1A, Class B, 1.44%, 8/15/28(a) ................. 4,500 3,940
Master Credit Card Trust, Series 2021-1A, Class C, 1.06%, 11/21/25(a) ................ 5,775 5,588
Master Credit Card Trust, Series 2022-2A, Class C, 2.73%, 7/21/28(a) ................. 1,719 1,500
Master Credit Card Trust II, Series 2023-2A, Class C, 6.89%, 1/21/27(a) ............... 3,476 3,457
Master Credit Card Trust II, Series 2023-2A, Class B, 6.26%, 1/21/27(a) ............... 2,051 2,043
Master Credit Card Trust II, Series 2023-4A, Class C, 7.53%, 10/21/32(a) .............. 4,190 4,206
Master Credit Card Trust II, Series 2023-4A, Class B, 6.56%, 10/21/32(a) .............. 1,646 1,653
Master Credit Card Trust II, Series 2023-1A, Class C, 5.87%, 6/21/27(a) ............... 1,800 1,756
Synchrony Card Funding LLC, Series 2023-A1, Class A, 5.54%, 7/15/29 ............... 941 935
Synchrony Card Funding LLC, Series 2022-A1, Class A, 3.37%, 4/15/28, Callable 4/15/25 @
100 ............................................................. 2,200 2,121
Trillium Credit Card Trust II, Series 2023-3A, Class C, 6.94%, 8/28/28(a) .............. 3,319 3,311
Trillium Credit Card Trust II, Series 2023-2A, Class B, 5.35%, 3/26/33(a) .............. 2,900 2,743
Trillium Credit Card Trust II, Series 2023-1A, Class C, 6.06%, 3/26/31(a) .............. 1,053 998
Trillium Credit Card Trust II, Series 2023-2A, Class C, 6.32%, 3/26/33(a) .............. 2,702 2,559
Trillium Credit Card Trust II, Series 2023-3A, Class B, 6.26%, 8/28/28(a) .............. 3,625 3,622
Trillium Credit Card Trust II, Series 2021-1A, Class C, 2.42%, 10/26/29(a) ............. 9,300 8,178
93,989
ABS Other (7.2%):
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46, Callable 8/15/24
@ 100(a) ......................................................... 1,500 1,283
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24
@ 100(a) ......................................................... 3,000 2,617
AMSR Trust, Series 2021-SFR1, Class D, 2.60%, 6/17/38(a) ........................ 1,500 1,208
AMSR Trust, Series 2021-SFR1, Class C, 2.35%, 6/17/38(a) ........................ 1,800 1,481
Amur Equipment Finance Receivables IX LLC, Series 2021-1A, Class C, 1.75%, 6/21/27,
Callable 11/20/24 @ 100(a) ........................................... 1,700 1,610
Amur Equipment Finance Receivables IX LLC, Series 2021-1A, Class B, 1.38%, 2/22/27,
Callable 11/20/24 @ 100(a) ........................................... 1,640 1,577

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
8
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28,
Callable 9/20/25 @ 100(a) ............................................ $ 1,216 $ 1,125
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, 6/21/28,
Callable 6/20/26 @ 100(a) ............................................ 394 390
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class C, 6.36%, 12/20/29,
Callable 5/20/27 @ 100(a) ............................................ 1,998 1,950
Atalaya Equipment Leasing Trust, Series 2021-1A, Class A2, 1.23%, 5/15/26, Callable
10/15/24 @ 100(a) .................................................. 256 252
CARS-DB5 LP, Series 2021-1A, Class A2, 2.28%, 8/15/51, Callable 8/15/28 @ 100(a) ..... 2,098 1,555
CARS-DB7 LP, Series 2023-1A, Class A1, 5.75%, 9/15/53, Callable 9/15/28 @ 100(a) ..... 3,278 3,213
CCG Receivables Trust, Series 2023-1, Class C, 6.28%, 9/16/30, Callable 8/14/26 @ 100(a) . 2,493 2,472
CCG Receivables Trust, Series 2020-1, Class C, 1.84%, 12/14/27, Callable 5/14/24 @ 100(a) 5,786 5,634
CCG Receivables Trust, Series 2021-2, Class C, 1.50%, 3/14/29, Callable 5/14/25 @ 100(a) . 4,488 4,120
CF Hippolyta LLC, Series 2021-1A, Class B1, 1.98%, 3/15/61, Callable 3/15/24 @ 100(a) .. 1,885 1,620
CNH Equipment Trust, Series 2020-A, Class B, 2.30%, 10/15/27, Callable 3/15/24 @ 100 ... 1,100 1,084
Conn's Receivables Funding LLC, Series 2023-A, Class A, 8.01%, 1/17/28, Callable 4/15/24
@ 100(a) ......................................................... 3,757 3,763
Conn's Receivables Funding LLC, Series 2022-A, Class B, 9.52%, 12/15/26, Callable 7/15/24
@ 100(a) ......................................................... 1,641 1,651
DB Master Finance LLC, Series 2021-1A, Class A2II, 2.49%, 11/20/51, Callable 11/20/25 @
100(a) ........................................................... 7,646 6,287
Dell Equipment Finance Trust, Series 2021-2, Class D, 1.21%, 6/22/27, Callable 4/22/24 @
100(a) ........................................................... 1,312 1,278
Dell Equipment Finance Trust, Series 2021-2, Class C, 0.94%, 12/22/26, Callable 4/22/24 @
100(a) ........................................................... 2,347 2,283
Dell Equipment Finance Trust, Series 2023-3, Class D, 6.75%, 10/22/29, Callable 6/22/26 @
100(a) ........................................................... 1,164 1,160
Dell Equipment Finance Trust, Series 2023-2, Class C, 6.06%, 1/22/29, Callable 1/22/26 @
100(a) ........................................................... 1,975 1,948
Dell Equipment Finance Trust, Series 2023-2, Class D, 6.74%, 7/23/29, Callable 1/22/26 @
100(a) ........................................................... 3,569 3,558
Dell Equipment Finance Trust, Series 2023-1, Class D, 6.80%, 3/22/29, Callable 10/22/25 @
100(a) ........................................................... 2,125 2,123
Dext ABS LLC, Series 2023-1, Class B, 6.55%, 3/15/32, Callable 4/15/27 @ 100(a) ....... 8,330 8,290
Dext ABS LLC, Series 2020-1, Class C, 3.03%, 11/15/27, Callable 10/15/24 @ 100(a) ..... 1,780 1,738
Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.48%, 4/15/49, Callable
9/20/25 @ 100(a) ................................................... 3,000 2,605
Diamond Infrastructure Funding LLC, Series 2021-1A, Class B, 2.36%, 4/15/49, Callable
9/20/25 @ 100(a) ................................................... 6,000 5,097
Diamond Issuer, Series 2021-1A, Class B, 2.70%, 11/20/51, Callable 11/20/25 @ 100(a) .... 4,418 3,606
Diamond Resorts Owner Trust, Series 2021-1A, Class B, 2.05%, 11/21/33, Callable 7/20/25 @
100(a) ........................................................... 547 504
DLLAA LLC, Series 2023-1A, Class A2, 5.93%, 7/20/26(a) ........................ 2,425 2,418
Encina Equipment Finance LLC, Series 2021-1A, Class D, 1.69%, 11/15/27, Callable 12/15/23
@ 100(a) ......................................................... 2,562 2,543
ExteNet LLC, Series 2019-1A, Class A2, 3.20%, 7/25/49, Callable 11/25/23 @ 100(a) ..... 1,875 1,809
FirstKey Homes Trust, Series 2021-SFR2, Class D, 2.06%, 9/17/38(a) ................. 4,500 3,892
FirstKey Homes Trust, Series 2021-SFR2, Class C, 1.71%, 9/17/38(a) ................. 6,512 5,636
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.14%, 12/17/38(a) ................ 2,470 2,182
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class B, 5.31%, 5/15/28(a) ...... 3,430 3,320
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class C, 5.75%, 5/15/28(a) ...... 3,886 3,793
Frontier Issuer LLC, Series 2023-1, Class B, 8.30%, 8/20/53, Callable 7/20/26 @ 100(a) .... 6,585 6,169
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 8/20/53, Callable 7/20/26 @ 100(a) ... 9,407 8,949
Frontier Issuer LLC, Series 2023-1, Class C, 11.50%, 8/20/53, Callable 7/20/26 @ 100(a) ... 2,822 2,690
FRTKL, Series 2021-SFR1, Class D, 2.17%, 9/17/38(a) ........................... 1,500 1,291
Granite Park Equipment Leasing LLC, Series 2023-1A, Class C, 6.97%, 8/22/33, Callable
8/20/30 @ 100(a) ................................................... 1,411 1,394
Granite Park Equipment Leasing LLC, Series 2023-1A, Class B, 6.62%, 4/20/33, Callable
8/20/30 @ 100(a) ................................................... 1,538 1,522
Granite Park Equipment Leasing LLC, Series 2023-1A, Class E, 7.00%, 6/20/35, Callable
8/20/30 @ 100(a) ................................................... 1,176 938
HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 7/21/31, Callable 8/20/26 @ 100(a) 2,350 2,344
HPEFS Equipment Trust, Series 2022-3A, Class C, 6.13%, 8/20/29, Callable 5/20/26 @ 100(a) 735 729
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 3/20/31, Callable 4/20/24 @ 100(a) 16,259 15,961

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
9
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
HPEFS Equipment Trust, Series 2021-2A, Class C, 0.88%, 9/20/28, Callable 8/20/24 @ 100(a) $ 1,300 $ 1,277
HPEFS Equipment Trust, Series 2021-2A, Class D, 1.29%, 3/20/29, Callable 8/20/24 @ 100(a) 4,531 4,352
Kubota Credit Owner Trust, Series 2022-1A, Class A3, 2.67%, 10/15/26, Callable 2/15/26 @
100(a) ........................................................... 2,000 1,916
M&T Equipment Notes, Series 2023-1A, Class A3, 5.74%, 7/15/30, Callable 9/15/27 @ 100(a) 1,882 1,850
MMAF Equipment Finance LLC, Series 2023-A, Class A4, 5.50%, 12/13/38(a) .......... 2,348 2,302
MVW LLC, Series 2021-1WA, Class B, 1.44%, 1/22/41, Callable 11/20/26 @ 100(a) ...... 537 484
MVW Owner Trust, Series 2018-1A, Class A, 3.45%, 1/21/36, Callable 7/20/24 @ 100(a) ... 1,158 1,131
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61,
Callable 10/20/24 @ 100(a) ........................................... 1,832 1,526
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61,
Callable 10/20/24 @ 100(a) ........................................... 6,097 5,214
NP SPE II LLC, Series 2017-1A, Class A2, 4.22%, 10/21/47, Callable 11/20/23 @ 100(a) ... 5,875 5,283
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49, Callable 11/19/23 @ 100(a) ... 2,788 2,571
NP SPE II LLC, Series 2019-2A, Class A2, 3.10%, 11/19/49, Callable 11/19/23 @ 100(a) ... 1,877 1,670
Pawnee Equipment Receivables LLC, Series 2021-1, Class B, 1.82%, 7/15/27, Callable
8/15/25 @ 100(a) ................................................... 1,637 1,528
Post Road Equipment Finance, Series 2021-1A, Class C, 1.39%, 6/15/27, Callable 12/15/23 @
100(a) ........................................................... 1,172 1,165
Progress Residential, Series 2021-SFR4, Class C, 2.04%, 5/17/38(a) .................. 2,351 2,078
Progress Residential, Series 2021-SFR4, Class D, 2.31%, 5/17/38(a) .................. 2,500 2,203
Progress Residential Trust, Series 2021-SFR7, Class B, 1.94%, 8/17/40(a) .............. 3,250 2,627
Progress Residential Trust, Series 2021-SFR6, Class D, 2.23%, 7/17/38, Callable 7/17/26 @
100(a) ........................................................... 3,000 2,608
Progress Residential Trust, Series 2021-SFR5, Class D, 2.11%, 7/17/38(a) .............. 2,000 1,749
Progress Residential Trust, Series 2021-SFR3, Class D, 2.29%, 5/17/26(a) .............. 2,000 1,752
SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.93%, 9/20/30, Callable 12/20/24 @
100(a) ........................................................... 817 726
SCF Equipment Leasing LLC, Series 2019-2A, Class C, 3.11%, 6/21/27, Callable 5/20/24 @
100(a) ........................................................... 7,500 7,289
SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.50%, 8/20/32, Callable 10/20/26 @
100(a) ........................................................... 2,356 2,280
SCF Equipment Leasing LLC, Series 2022-2A, Class D, 6.50%, 10/20/32, Callable 10/20/26
@ 100(a) ......................................................... 2,144 1,947
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 4/20/24 @
100(a) ........................................................... 3,452 3,404
SCF Equipment Leasing LLC, Series 2020-1A, Class C, 2.60%, 8/21/28, Callable 4/20/24 @
100(a) ........................................................... 3,800 3,621
SCF Equipment Leasing LLC, Series 1A, Class B, 1.37%, 8/20/29, Callable 12/20/24 @
100(a) ........................................................... 500 470
Tricon Residential Trust, Series 2022-SFR2, Class B, 5.24%, 7/17/40, Callable 7/17/28 @
100(a) ........................................................... 1,800 1,697
Trinity Rail Leasing LLC, Series 2019-1, Class A, 3.82%, 4/17/49, Callable 11/17/23 @ 100(a) 3,191 2,954
Trinity Rail Leasing LLC, Series 2021-1A, Class A, 2.26%, 7/19/51, Callable 1/19/24 @
100(a) ........................................................... 910 756
Trinity Rail Leasing LLC, Series 2022-1, Class A, 4.55%, 5/20/52, Callable 10/21/24 @ 100(a) 2,396 2,153
Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2, 3.19%, 7/15/44, Callable
11/15/23 @ 100(a) .................................................. 2,252 2,192
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.99%, 9/15/45, Callable 9/15/25 @
100(a) ........................................................... 9,000 7,440
VB-S1 Issuer LLC, Series 2022-1A, Class C2II, 3.71%, 2/15/57, Callable 2/15/30 @ 100(a) . 4,500 3,431
VB-S1 Issuer LLC, Series 2022-1A, Class F, 5.27%, 2/15/52, Callable 2/15/26 @ 100(a) .... 7,500 6,219
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52, Callable 2/15/26 @ 100(a) ... 3,263 2,835
Verdant Receivables LLC, Series 2023-1A, Class A2, 6.24%, 1/13/31, Callable 3/12/27 @
100(a) ........................................................... 1,400 1,394
Verdant Receivables LLC, Series 2023-1A, Class C, 6.73%, 1/13/31, Callable 3/12/27 @
100(a) ........................................................... 1,077 1,052
Verizon Master Trust, Series 2021-2, Class C, 1.38%, 4/20/28, Callable 10/20/24 @ 100 .... 2,000 1,900
Verizon Master Trust, Series 2023-2, Class A, 4.89%, 4/13/28, Callable 4/20/25 @ 100 ..... 1,871 1,845
247,553
Agency ABS Other (0.1%):
SLM Student Loan Trust, Series 2003-14, Class B, 6.15% (SOFR90A+81bps), 10/25/65,
Callable 4/25/28 @ 100 .............................................. 388 359

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
10
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
SLM Student Loan Trust, Series 2012-6, Class B, 6.44% (SOFR30A+111bps), 4/27/43,
Callable 4/25/30 @ 100 .............................................. $ 2,500 $ 2,257
2,616
Commercial MBS (0.0%):(b)
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class D, 7.95%
(TSFR1M+261bps), 2/15/40(a)(c) ....................................... 1,200 1,101
Total Asset-Backed Securities (Cost $783,149)
a
a
a
748,950
Collateralized Loan Obligations (5.1%)
Cash Flow CLO (5.1%):
720 East CLO Ltd., Series 2023-2A, Class D, 10.55% (TSFR3M+515bps), 10/15/36, Callable
10/15/25 @ 100(a)(c) ................................................ 2,816 2,743
720 East CLO Ltd., Series 2023-2A, Class A2, 7.55% (TSFR3M+215bps), 10/15/36, Callable
10/15/25 @ 100(a)(c) ................................................ 3,755 3,706
720 East CLO Ltd., Series 2022-1A, Class C, 9.67% (TSFR3M+425bps), 1/20/36, Callable
1/20/25 @ 100(a)(c) ................................................. 6,000 6,043
720 East CLO Ltd., Series 2022-1A, Class B, 8.67% (TSFR3M+325bps), 1/20/36, Callable
1/20/25 @ 100(a)(c) ................................................. 4,650 4,672
720 East CLO Ltd., Series 2023-IA, Class D, 11.24% (TSFR3M+585bps), 4/15/36, Callable
4/15/25 @ 100(a)(c) ................................................. 5,750 5,648
720 East CLO Ltd., Series 2023-IA, Class B, 7.89% (TSFR3M+250bps), 4/15/36, Callable
4/15/25 @ 100(a)(c) ................................................. 3,000 3,000
AIMCO CLO 17 Ltd., Series 2022-17A, Class B, 7.52% (TSFR3M+210bps), 7/20/35, Callable
7/20/24 @ 100(a)(c) ................................................. 2,000 1,991
Aimco CLO 20 Ltd., Series 2023-20A, Class C1, 8.06% (TSFR3M+270bps), 10/16/36(a)(c) . 2,822 2,821
Aimco CLO 20 Ltd., Series 2023-20A, Class B1, 7.57% (TSFR3M+220bps), 10/16/36(a)(c) . 2,822 2,821
Ballyrock CLO 15 Ltd., Series 2021-1A, Class B, 7.71% (LIBOR03M+231bps), 4/15/34,
Callable 1/15/24 @ 100(a)(c) .......................................... 5,000 4,808
Ballyrock CLO 20 Ltd., Series 2022-20A, Class A2AR, 7.59% (TSFR3M+220bps), 7/15/34,
Callable 10/15/24 @ 100(a)(c) ......................................... 3,054 3,028
Ballyrock CLO Ltd., Series 2020-14A, Class B, 7.98% (TSFR3M+256bps), 1/20/34, Callable
1/20/24 @ 100(a)(c) ................................................. 1,000 976
Barrow Hanley CLO I Ltd., Series 2023-1A, Class A1, 7.72% (TSFR3M+230bps), 4/20/35,
Callable 4/20/24 @ 100(a)(c) .......................................... 4,600 4,629
Barrow Hanley CLO I Ltd., Series 2023-1A, Class A2, 8.07% (TSFR3M+265bps), 4/20/35,
Callable 4/20/24 @ 100(a)(c) .......................................... 7,500 7,533
Barrow Hanley CLO I Ltd., Series 2023-1A, Class C, 9.42% (TSFR3M+400bps), 4/20/35,
Callable 4/20/24 @ 100(a)(c) .......................................... 1,825 1,872
Barrow Hanley CLO I Ltd., Series 2023-1A, Class D, 11.58% (TSFR3M+616bps), 4/20/35,
Callable 4/20/24 @ 100(a)(c) .......................................... 7,300 7,194
Barrow Hanley CLO II Ltd., Series 2023-2A, Class C, 8.84% (TSFR3M+350bps), 10/20/35,
Callable 10/20/24 @ 100(a)(c) ......................................... 2,816 2,780
Barrow Hanley CLO II Ltd., Series 2023-2A, Class D1, 11.09% (TSFR3M+575bps), 10/20/35,
Callable 10/20/24 @ 100(a)(c) ......................................... 4,224 4,183
Columbia Cent CLO 32 Ltd., Series 2022-32A, Class BF, 5.20%, 7/24/34, Callable 1/24/24 @
100(a) ........................................................... 3,750 3,424
Dryden 102 CLO Ltd., Series 2023-102A, Class A2, 7.37% (TSFR3M+200bps), 10/15/36,
Callable 10/15/25 @ 100(a)(c) ......................................... 1,690 1,684
Dryden 109 CLO Ltd., Series 2022-112A, Class C, 9.36% (TSFR3M+400bps), 8/15/34,
Callable 11/15/23 @ 100(a)(c) ......................................... 3,000 3,001
Flatiron CLO 18 Ltd., Series 2018-1A, Class A, 6.61% (TSFR3M+121bps), 4/17/31, Callable
1/17/24 @ 100(a)(c) ................................................. 2,986 2,965
Golub Capital Partners CLO 68B Ltd., Series 2023-68A, Class B, 8.20% (TSFR3M+280bps),
7/25/36, Callable 7/25/25 @ 100(a)(c) .................................... 2,345 2,350
Golub Capital Partners CLO Ltd., Series 2020-52A, Class A2, 7.48% (TSFR3M+206bps),
1/20/34, Callable 1/20/24 @ 100(a)(c) .................................... 5,000 4,894
LCM Ltd., Series 2032A, Class B, 7.38% (LIBOR03M+196bps), 7/20/34, Callable 1/20/24 @
100(a)(c) ......................................................... 2,500 2,422
LCM Ltd., Series 36A, Class A2, 7.06% (TSFR3M+166bps), 1/15/34, Callable 1/15/24 @
100(a)(c) ......................................................... 3,000 2,841

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
11
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Magnetite XXXV Ltd., Series 2022-35, Class AR, 7.03% (TSFR3M+165bps), 10/25/36,
Callable 10/25/25 @ 100(a)(c) ......................................... $ 4,705 $ 4,703
Mountain View CLO Ltd., Series 2013-1A, Class CRR, 7.89% (TSFR3M+246bps), 10/12/30,
Callable 1/12/24 @ 100(a)(c) .......................................... 4,000 3,784
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-29A, Class B2, 4.60%, 10/19/31,
Callable 1/19/24 @ 100(a) ............................................ 5,000 4,602
Oaktree CLO Ltd., Series 2022-3A, Class C, 9.54% (TSFR3M+415bps), 7/15/35, Callable
7/15/24 @ 100(a)(c) ................................................. 3,000 3,015
Oaktree CLO Ltd., Series 2022-2A, Class B, 8.14% (TSFR3M+275bps), 7/15/33, Callable
1/15/24 @ 100(a)(c) ................................................. 6,500 6,502
Oaktree CLO Ltd., Series 2022-3A, Class B1, 8.49% (TSFR3M+310bps), 7/15/35, Callable
7/15/24 @ 100(a)(c) ................................................. 3,000 3,006
Oaktree CLO Ltd., Series 2023-1A, Class B, 7.94% (TSFR3M+255bps), 4/15/36, Callable
4/15/25 @ 100(a)(c) ................................................. 2,250 2,224
Octagon 57 Ltd., Series 2021-1A, Class B1, 7.31% (TSFR3M+191bps), 10/15/34, Callable
1/15/24 @ 100(a)(c) ................................................. 3,000 2,933
Octagon 68 Ltd., Series 2023-1A, Class X, 6.65% (TSFR3M+130bps), 10/20/36(a)(c) ...... 4,703 4,703
Palmer Square Loan Funding Ltd., Series 2020-4A, Class B, 7.95% (TSFR3M+256bps),
11/25/28, Callable 11/25/23 @ 100(a)(c) .................................. 5,000 5,001
Palmer Square Loan Funding Ltd., Series 2023-1A, Class A2, 7.76% (TSFR3M+250bps),
7/20/31, Callable 7/20/24 @ 100(a)(c) .................................... 5,622 5,611
Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, 7.29% (TSFR3M+190bps),
10/15/30, Callable 1/15/24 @ 100(a)(c) ................................... 3,000 2,968
Sound Point CLO XVIII Ltd., Series 2017-4A, Class B, 7.48% (TSFR3M+206bps), 1/21/31,
Callable 1/20/24 @ 100(a)(c) .......................................... 1,000 944
Stratus CLO Ltd., Series 2021-3A, Class B, 7.23% (TSFR3M+181bps), 12/29/29, Callable
1/20/24 @ 100(a)(c) ................................................. 2,259 2,222
Stratus CLO Ltd., Series 2022-1A, Class B, 7.77% (TSFR3M+235bps), 7/20/30, Callable
1/20/24 @ 100(a)(c) ................................................. 5,000 5,000
TRESTLES CLO Ltd., Series 2021-4A, Class B2, 2.72%, 7/21/34, Callable 1/21/24 @ 100(a) 1,000 802
Trimaran Cavu Ltd., Series 2021-3A, Class C1, 8.13% (TSFR3M+273bps), 1/18/35, Callable
1/18/24 @ 100(a)(c) ................................................. 5,000 4,831
TSTAT Ltd., Series 2022-1A, Class A2, 8.28% (TSFR3M+295bps), 7/20/31, Callable 1/20/24
@ 100(a)(c) ....................................................... 3,000 3,003
Venture 46 CLO Ltd., Series 2022-46A, Class A2F, 5.02%, 7/20/35, Callable 7/20/24 @ 100(a) 4,500 3,988
Venture 46 CLO Ltd., Series 2022-46A, Class BN, 8.42% (TSFR3M+300bps), 7/20/35,
Callable 7/20/24 @ 100(a)(c) .......................................... 3,000 3,000
Venture 47 CLO Ltd., Series 2023-47A, Class AJ, 7.72% (TSFR3M+230bps), 4/20/36,
Callable 4/20/25 @ 100(a)(c) .......................................... 2,806 2,791
Venture 48 CLO Ltd., Series 2023-48A, Class B1, 8.17% (TSFR3M+275bps), 10/20/36,
Callable 10/20/25 @ 100(a)(c) ......................................... 3,053 3,026
Voya CLO, Series 2017-4A, Class A2, 6.91% (TSFR3M+151bps), 10/15/30, Callable 1/15/24
@ 100(a)(c) ....................................................... 2,000 1,973
174,661
Total Collateralized Loan Obligations (Cost $177,417)
a
a
a
174,661
Collateralized Mortgage Obligations (10.2%)
Commercial MBS (10.2%):
AOA Mortgage Trust, Series 2021-1177, Class B, 6.62% (TSFR1M+129bps), 10/15/38(a)(c) . 3,000 2,565
AOA Mortgage Trust, Series 2021-1177, Class D, 7.27% (TSFR1M+194bps), 10/15/38(a)(c) . 10,600 8,833
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2, Class B, 2.56%, 6/15/54,
Callable 7/15/31 @ 100(a)(d) .......................................... 3,200 2,285
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class C, 3.60%, 5/15/53,
Callable 5/15/30 @ 100(a)(d) .......................................... 1,500 1,149
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class D, 7.18% (TSFR1M+185bps),
9/15/32(a)(c) ...................................................... 3,585 3,496
Aventura Mall Trust, Series 2018-AVM, Class A, 4.11%, 7/5/40(a)(d) .................. 1,450 1,295
Aventura Mall Trust, Series 2018-AVM, Class D, 4.11%, 7/5/40(a)(d) ................. 12,860 10,419
Aventura Mall Trust, Series 2018-AVM, Class C, 4.11%, 7/5/40(a)(d) .................. 1,310 1,104
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class D, 3.60%
(LIBOR01M+105bps), 4/14/33, Callable 4/14/25 @ 100(a)(c) ................... 7,485 6,712
BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC, Class C, 3.03%, 1/15/32(a) 5,000 3,321

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
12
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
BANK, Series 2017-BNK4, Class AS, 3.78%, 5/15/50, Callable 4/15/27 @ 100 .......... $ 5,000 $ 4,462
BBCMS Mortgage Trust, Series 2022-C16, Class AS, 4.60%, 6/15/55, Callable 6/15/32 @
100(d) ........................................................... 1,622 1,382
BBCMS Mortgage Trust, Series 2020-BID, Class D, 10.08% (TSFR1M+474bps), 10/15/37(a)
(c) ............................................................. 14,600 13,307
BBCMS Mortgage Trust, Series 2020-BID, Class C, 9.09% (TSFR1M+375bps), 10/15/37(a)(c) 7,750 7,248
BBCRE Trust, Series 2015-GTP, Class A, 3.97%, 8/10/33, Callable 5/10/25 @ 100(a) ...... 5,935 5,471
Benchmark Mortgage Trust, Series 2022-B36, Class XA, 0.64%, 7/15/55, Callable 6/15/32 @
100(d)(e) ......................................................... 40,630 1,831
Benchmark Mortgage Trust, Series 2021-B25, Class 300D, 2.99%, 4/15/54, Callable 4/15/31
@ 100(a)(d) ....................................................... 2,417 1,330
Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.35%, 12/15/62, Callable 11/15/29
@ 100 ........................................................... 5,000 4,040
BPR Trust, Series 2022-STAR, Class A, 8.57% (TSFR1M+323bps), 8/15/24(a)(c) ......... 2,804 2,772
BPR Trust, Series 2021-TY, Class D, 7.80% (TSFR1M+246bps), 9/15/38(a)(c) ........... 5,688 5,255
BPR Trust, Series 2021-TY, Class B, 6.60% (TSFR1M+126bps), 9/15/38(a)(c) ........... 750 707
BPR Trust, Series 2022-OANA, Class A, 7.23% (TSFR1M+190bps), 4/15/37(a)(c) ........ 4,500 4,401
BPR Trust, Series 2022-OANA, Class D, 9.03% (TSFR1M+370bps), 4/15/37(a)(c) ........ 9,500 9,105
BX Commercial Mortgage Trust, Series 2020-VIV4, Class X, 0.70%, 11/10/42, Callable 9/9/29
@ 100(a)(d)(e) ..................................................... 144,200 5,173
BX Commercial Mortgage Trust, Series 2019-XL, Class C, 6.70% (TSFR1M+136bps),
10/15/36(a)(c) ..................................................... 3,117 3,085
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 6.90% (TSFR1M+156bps),
10/15/36(a)(c) ..................................................... 3,400 3,365
BX Commercial Mortgage Trust, Series 2022-CSMO, Class D, 9.67% (TSFR1M+434bps),
6/15/27(a)(c) ...................................................... 2,400 2,394
BX Commercial Mortgage Trust, Series 2022-CSMO, Class C, 9.22% (TSFR1M+389bps),
6/15/27(a)(c) ...................................................... 7,500 7,493
BX Commercial Mortgage Trust, Series 2019-XL, Class B, 6.53% (TSFR1M+119bps),
10/15/36(a)(c) ..................................................... 7,766 7,699
BX Mortgage Trust, Series 2021-PAC, Class B, 6.35% (TSFR1M+101bps), 10/15/36(a)(c) .. 3,250 3,149
BX Trust, Series 2022-CLS, Class C, 6.79%, 10/13/27(a) .......................... 2,500 2,174
BX Trust, Series 2022-CLS, Class B, 6.30%, 10/13/27(a) .......................... 3,000 2,713
BXP Trust, Series 2021-601L, Class C, 2.78%, 1/15/44(a)(d) ........................ 3,750 2,357
BXP Trust, Series 2021-601L, Class D, 2.78%, 1/15/44(a)(d) ........................ 5,750 3,535
BXP Trust, Series 2021-601L, Class B, 2.78%, 1/15/44(a)(d) ........................ 5,545 3,756
CAMB Commercial Mortgage Trust, Series 2021-CX2, Class A, 2.70%, 11/10/46, Callable
11/10/31 @ 100(a) .................................................. 2,000 1,501
Citigroup Commercial Mortgage Trust, Series 2020-555, Class D, 3.23%, 12/10/41(a) ...... 5,000 3,647
Citigroup Commercial Mortgage Trust, Series 2020-555, Class B, 2.83%, 12/10/41(a) ...... 4,000 3,080
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class D, 4.74%, 1/10/36(a)(d) ... 1,250 1,245
COMM Mortgage Trust, Series 2015-PC1, Class B, 4.28%, 7/10/50, Callable 6/10/25 @
100(d) ........................................................... 3,399 3,120
COMM Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46, Callable 11/10/30 @
100(a) ........................................................... 8,375 6,222
COMM Mortgage Trust, Series 2020-CBM, Class C, 3.40%, 2/10/37, Callable 2/10/25 @
100(a) ........................................................... 9,700 8,987
COMM Mortgage Trust, Series 2020-CBM, Class A2, 2.90%, 2/10/37, Callable 2/10/25 @
100(a) ........................................................... 2,660 2,513
COMM Mortgage Trust, Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @
100(a)(d) ......................................................... 11,600 10,960
COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 6/10/25 @
100(d) ........................................................... 3,000 2,875
CSMC, Series 2019-UVIL, Class A, 3.16%, 12/15/41(a) ........................... 1,950 1,567
CSMC Trust, Series 2020-WEST, Class A, 3.04%, 2/15/35, Callable 2/15/30 @ 100(a) ..... 2,500 1,755
CSMC Trust, Series 2019-UVIL, Class C, 3.28%, 12/15/41(a)(d) ..................... 5,000 3,764
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36, Callable 8/10/26 @
100(a) ........................................................... 5,000 1,991
DBJPM Mortgage Trust, Series 2016-SFC, Class B, 3.24%, 8/10/36, Callable 8/10/26 @
100(a) ........................................................... 2,500 810
Extended Stay America Trust, Series 2021-ESH, Class D, 7.70% (TSFR1M+236bps),
7/15/38(a)(c) ...................................................... 4,263 4,162
GS Mortgage Securities Corp. II, Series 2023-SHIP, Class C, 5.51%, 9/10/38(a)(d) ........ 1,882 1,793

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
13
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
GS Mortgage Securities Corp. Trust, Series 2020-UPTN, Class B, 2.95%, 2/10/37, Callable
2/10/25 @ 100(a) ................................................... $ 1,735 $ 1,586
GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.05%, 11/10/52, Callable
11/10/29 @ 100 .................................................... 4,000 3,336
GS Mortgage Securities Trust, Series 2019-GSA1, Class AS, 3.34%, 11/10/52, Callable
11/10/29 @ 100 .................................................... 5,000 4,042
Hilton USA Trust, Series 2016-HHV, Class B, 4.19%, 11/5/38(a)(d) ................... 4,650 4,305
Hilton USA Trust, Series 2016-HHV, Class C, 4.19%, 11/5/38(a)(d) ................... 824 757
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37(a) .......... 7,924 7,445
Hudson Yards Mortgage Trust, Series 2019-30HY, Class A, 3.23%, 7/10/39(a) ........... 745 619
Hudson Yards Mortgage Trust, Series 2019-55HY, Class A, 2.94%, 12/10/41(a)(d) ........ 4,960 4,007
Hudson Yards Mortgage Trust, Series 2019-30HY, Class D, 3.44%, 7/10/39(a)(d) ......... 4,947 3,762
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.84%, 8/10/38, Callable 8/10/26
@ 100(a) ......................................................... 8,135 7,323
Hudson Yards Mortgage Trust, Series 2019-55HY, Class D, 2.94%, 12/10/41(a)(d) ........ 5,672 4,113
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class C, 8.83% (TSFR1M+349bps),
10/15/39(a)(c) ..................................................... 1,900 1,868
ILPT Commercial Mortgage Trust, Series 2022-LPFX, Class A, 3.82%, 3/15/32(a)(d) ...... 2,500 1,889
Jackson Park Trust, Series 2019-LIC, Class C, 3.13%, 10/14/39(a)(d) .................. 5,000 3,874
Jackson Park Trust, Series 2019-LIC, Class A, 2.77%, 10/14/39(a) .................... 5,000 3,982
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-2NU, Class D, 2.08%,
1/5/40(a) ......................................................... 2,700 1,753
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-2NU, Class XA, 0.09%,
1/5/40(a)(d)(e) ..................................................... 226,300 801
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class D, 3.78%,
6/5/39, Callable 6/5/29 @ 100(a)(d) ...................................... 2,000 1,590
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class C, 3.75%,
6/5/39, Callable 6/5/29 @ 100(a)(d) ...................................... 2,436 1,995
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.11%,
12/15/47, Callable 1/15/25 @ 100(d) ..................................... 1,868 1,654
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A, 3.40%,
6/5/39, Callable 6/5/29 @ 100(a) ........................................ 5,000 4,198
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 7.33% (TSFR1M+200bps), 5/15/36(a)(c) 2,500 2,468
KNDL Mortgage Trust, Series 2019-KNSQ, Class B, 6.48% (TSFR1M+115bps), 5/15/36(a)(c) 2,250 2,237
Life Mortgage Trust, Series 2022-BMR2, Class C, 7.43% (TSFR1M+209bps), 5/15/39,
Callable 5/15/24 @ 100(a)(c) .......................................... 2,250 2,183
Manhattan West, Series 2020-1MW, Class D, 2.33%, 9/10/39(a)(d) ................... 4,250 3,433
Manhattan West Mortgage Trust, Series 2020-1MW, Class C, 2.33%, 9/10/39(a)(d) ........ 5,000 4,122
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13%, 9/10/39(a) .......... 6,500 5,516
MHC Commercial Mortgage Trust, Series MHC, Class D, 7.05% (LIBOR01M+172bps),
4/15/38(a)(c) ...................................................... 1,845 1,809
MHC Trust, Series 2021-MHC2, Class D, 6.95% (TSFR1M+161bps), 5/15/38(a)(c) ....... 1,520 1,474
MHP, Series 2022-MHIL, Class D, 6.95% (TSFR1M+161bps), 1/15/27(a)(c) ............ 2,279 2,195
Morgan Stanley Capital I Trust, Series 2021-PLZA, Class C, 2.81%, 11/9/43(a) .......... 2,750 1,215
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class C, 7.73% (TSFR1M+239bps),
3/15/39(a)(c) ...................................................... 3,000 2,858
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/54(a) .................. 12,912 10,123
One New York Plaza Trust, Series 2020-1NYP, Class A, 6.40% (TSFR1M+106bps), 1/15/36(a)
(c) ............................................................. 2,625 2,491
ONE PARK Mortgage Trust, Series 2021-PARK, Class D, 6.95% (LIBOR01M+161bps),
3/15/36(a)(c) ...................................................... 5,000 4,559
ORL Trust, Series 2023-GLKS, Class A, 7.68% (TSFR1M+235bps), 10/15/28(a)(c) ....... 1,880 1,874
SCOTT Trust, Series 2023-SFS, Class AS, 6.20%, 3/15/40(a) ....................... 2,357 2,207
SLG Office Trust, Series 2021-OVA, Class C, 2.85%, 7/15/41(a) ..................... 4,000 2,927
SLG Office Trust, Series 2021-OVA, Class B, 2.71%, 7/15/41(a) ..................... 4,000 2,972
SREIT Trust, Series 2021-MFP2, Class D, 7.02% (TSFR1M+168bps), 11/15/36(a)(c) ...... 1,000 970
SUMIT Mortgage Trust, Series 2022-BVUE, Class D, 2.89%, 2/12/41, Callable 2/12/29 @
100(a)(d) ......................................................... 1,636 1,034
TTAN, Series 2021-MHC, Class D, 7.20% (TSFR1M+186bps), 3/15/38(a)(c) ............ 1,544 1,498
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.50%, 9/15/57,
Callable 10/15/25 @ 100(d) ........................................... 2,000 1,845
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class AS, 3.11%, 6/15/53, Callable
4/15/30 @ 100 ..................................................... 2,000 1,561
Wells Fargo Commercial Mortgage Trust, Series 2018-AUS, Class A, 4.06%, 8/17/36(a)(d) .. 4,200 3,710

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
14
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class AS, 3.97%, 12/15/48,
Callable 11/15/25 @ 100 ............................................. $ 3,500 $ 3,245
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class B, 4.22%, 12/15/48,
Callable 11/15/25 @ 100(d) ........................................... 5,000 4,550
349,350
Private CMO FLT (0.0%):(b)
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class B1, 6.20%
(TSFR1M+86bps), 7/19/35, Callable 11/19/23 @ 100(c) ....................... 589 583
Total Collateralized Mortgage Obligations (Cost $410,005)
a
a
a
349,933
Shares
Preferred Stocks (0.5%)
Consumer Staples (0.3%):
CHS, Inc., cumulative redeemable, Series 2, 7.10%(US0003M+430bps)(c)(f) ............ 400,000 9,892
Financials (0.2%):
Citigroup Capital XIII, 12.02%(TSFR3M+663bps), 10/30/40(c) ..................... 87,500 2,509
U.S. Bancorp, non-cumulative, Series A, 6.68%(TSFR3M+128bps)(c)(f) ............... 5,000 3,699
6,208
Total Preferred Stocks (Cost $15,932)
a
a
a
16,100
Principal Amount
Senior Secured Loans (1.6%)
Consumer Discretionary (0.4%):
Academy Ltd., Refinancing Term Loans, First Lien, 9.06% (SOFR01M+375bps), 11/6/27(c) . 239 239
AI Aqua Merger Sub, Inc., 9.08% (SOFR01M+375bps), 7/30/28(c) ................... 990 970
Alterra Mountain Co., Facility 2028 Term Loan B, First Lien, 8.82% (SOFR01M+350bps),
8/17/28(c) ........................................................ 432 432
Aramark Services, Inc., 7.82% (SOFR01M+250bps), 6/22/30(c) ..................... 468 466
Carnival Corp., 8.34% (SOFR01M+300bps), 8/8/27(c) ............................ 898 881
Carnival Corp., 2021 Incremental Term B Advance, First Lien, 8.57% (SOFR01M+325bps),
10/18/28(c) ....................................................... 494 484
ClubCorp Holdings, Inc., Term B Loans, First Lien, 8.41% (LIBOR03M+275bps), 9/18/24(c) 2 2
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien, 9.17%
(SOFR03M+375bps), 10/20/27(c) ....................................... 178 182
Great Outdoors Group LLC, Term B1, First Lien, 9.14% (SOFR01M+375bps), 3/5/28(c) .... 155 154
Hilton Grand Vacations Borrower LLC, Initial Term Loan, First Lien, 8.07%
(SOFR01M+275bps), 8/2/28(c) ......................................... 74 74
Hilton Grand Vacations Borrower LLC, Initial Term Loan, First Lien, 8/2/28(g) .......... 1,876 1,874
Petco Health & Wellness Co., Inc., Initial Term Loans, First Lien, 8.64% (SOFR03M+325bps),
3/4/28(c) ......................................................... 1,390 1,357
Scientific Games International, Inc., Initial Term B Loans, First Lien, 8.33%
(SOFR01M+300bps), 4/14/29(c) ........................................ 983 979
Sotheby's, 2021 2nd Refin Term Loan, First Lien, 9.89% (SOFR03M+450bps), 1/15/27(c) ... 1,167 1,126
Topgolf Callaway Brands Corp., 8.82% (SOFR01M+350bps), 3/16/30(c) ............... 1,990 1,979
Travel+Leisure Co., 9.39% (SOFR03M+400bps), 12/14/29(c) ....................... 993 993
12,192
Consumer Staples (0.0%):(b)
Alliance Laundry Systems LLC, Initial Term B Loans, First Lien, 8.89% (SOFR01M+350bps),
10/8/27(c) ........................................................ 32 32
Alliance Laundry Systems LLC, Initial Term B Loans, First Lien, 8.89% (SOFR03M+350bps),
10/8/27 .......................................................... 1,640 679
Kronos Acquisition Holdings, Inc., Tranche B-1 Term Loans, First Lien, 9.14%
(SOFR03M+375bps), 12/22/26(c) ....................................... 4 4
715
Financials (0.6%):
Assuredpartners, Inc., 9.07% (SOFR01M+375bps), 2/13/27(c) ...................... 495 492
AssuredPartners, Inc., 2021 Term Loan, First Lien, 8.82% (SOFR01M+350bps), 2/13/27(c) .. 1,411 1,398
Blackstone CQP Holdco LP, Initial Term Loans, First Lien, 8.89% (SOFR03M+350bps),
6/4/28(c) ......................................................... 978 976

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
15
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Central Parent, Inc., 9.41% (SOFR03M+400bps), 7/6/29(c) ......................... $ 1,737 $ 1,725
Delta 2 Lux S A R L, 7.57% (SOFR01M+225bps), 1/15/30(c) ....................... 1,500 1,499
Fertitta Entertainment LLC, Initial B Term Loan, First Lien, 9.32% (SOFR01M+400bps),
1/27/29(c) ........................................................ 483 471
Gtcr W Merger Sub LLC, Term Loan B, First Lien, 9/20/30(g) ....................... 2,800 2,778
HUB International Ltd., 9.37% (SOFR03M+400bps), 11/10/29(c) .................... 372 371
Hyperion Refinance Sarl, 9.32% (SOFR01M+400bps), 4/18/30(c) .................... 498 497
IRB Holding Corp., Term Loan B, First Lien, 8.32% (SOFR01M+300bps), 12/15/27(c) ..... 738 730
Medline Borrower LP, Initial Dollar Term Loans, First Lien, 8.57% (SOFR01M+325bps),
10/21/28(c) ....................................................... 212 210
Mileage Plus Holdings LLC, Initial Term Loan, First Lien, 10.65% (SOFR03M+525bps),
6/20/27(c) ........................................................ 4,821 4,960
Oculus Acquisition Corp., Initial Term Loan, First Lien, 8.93% (SOFR03M+350bps),
11/8/27(c) ........................................................ 830 825
OEG Borrower LLC, Initial Term Loans, First Lien, 10.41% (SOFR03M+500bps), 6/16/29(c) 495 494
Polaris Newco LLC, Dollar Term Loan, First Lien, 9.32% (SOFR01M+400bps), 6/4/28(c) ... 238 224
Sophia LP, Term Loan B, First Lien, 8.82% (SOFR01M+350bps), 10/7/27(c) ............ 973 959
Sunshine Luxembourg VII Sarl, Facility B3 Commitments, First Lien, 9.14%
(SOFR03M+375bps), 10/2/26(c) ........................................ 177 177
Whatabrands LLC, Initial Term B Loans, First Lien, 8.32% (SOFR01M+300bps), 8/3/28(c) .. 179 177
Whitewater Whistler Holdings LLC, 8.15% (SOFR03M+275bps), 2/15/30(c) ............ 499 498
19,461
Health Care (0.1%):
Bausch + Lomb Corp., Initial Term Loans, First Lien, 8.66% (SOFR03M+325bps), 5/10/27(c) 3,461 3,308
Industrials (0.2%):
Berlin Packaging LLC, Tranche B-4 Term Loans, First Lien, 8.64% (SOFR03M+325bps),
3/11/28(c) ........................................................ 38 36
Berlin Packaging LLC, Tranche B-4 Term Loans, First Lien, 8.64% (SOFR01M+325bps),
3/11/28 .......................................................... 450 435
Creative Artist Agency LLC, 11/26/28(g) ...................................... 249 248
Foundation Building Materials, Initial Term Loans, First Lien, 8.88% (SOFR03M+325bps),
1/29/28(c) ........................................................ 489 481
Graham Packaging Co., Inc., New Term Loans, First Lien, 8.32% (SOFR01M+300bps),
8/4/27(c) ......................................................... 453 448
Janus International Group LLC, Amendment No. 6 Refinancing Term Loan, First Lien, 8.66%
(SOFR03M+325bps), 8/3/30(c) ......................................... 200 198
MKS Instruments, Inc., Term Loan B, First Lien, 7.82% (SOFR01M+250bps), 8/17/29(c) ... 3,750 3,715
Pactiv Evergreen Group Holdings, Inc., Tranche B-3 US Term Loans, First Lien, 8.57%
(SOFR01M+325bps), 9/24/28(c) ........................................ 980 975
TricorBraun Holdings, Inc., Closing Date Initial Term Loans, First Lien, 8.57%
(SOFR01M+325bps), 3/3/28(c) ......................................... 1,467 1,419
7,955
Information Technology (0.2%):
Open Text Corp., 8.07% (SOFR01M+275bps), 1/31/30(c) .......................... 6,489 6,481
Proofpoint, Inc., Initial Term Loans, First Lien, 8.57% (SOFR01M+325bps), 8/31/28(c) .... 476 468
UKG, Inc., Incremental Term Loans, First Lien, 8.66% (SOFR03M+325bps), 5/3/26(c) ..... 168 167
7,116
Materials (0.1%):
The Chemours Co., 8.82% (SOFR01M+350bps), 8/18/28(c) ........................ 3,292 3,193
Telecommunication Services (0.0%):(b)
Cincinnati Bell, Inc., Term B2, First Lien, 8.57% (SOFR01M+325bps), 11/23/28(c) ....... 491 480
Total Senior Secured Loans (Cost $54,311)
a
a
a
54,420
Corporate Bonds (22.8%)
Communication Services (1.2%):
AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100 ............................ 2,500 2,082
Cable One, Inc., 4.00%, 11/15/30, Callable 11/15/25 @ 102(a)(h) .................... 1,500 1,119

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
16
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 2/1/31, Callable 7/1/25 @ 102.13(a) ................................ $ 1,000 $ 778
4.25%, 1/15/34, Callable 1/15/28 @ 102.13(a) .............................. 3,919 2,829
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%, 4/1/38, Callable 10/1/37 @ 100 ................................... 2,500 1,978
4.80%, 3/1/50, Callable 9/1/49 @ 100 .................................... 1,406 927
Comcast Corp., 3.20%, 7/15/36, Callable 1/15/36 @ 100 ........................... 750 553
DISH Network Corp., 11.75%, 11/15/27, Callable 5/15/25 @ 105.88(a) ................ 4,493 4,450
Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38(a) ................ 6,340 4,068
Lamar Media Corp., 3.63%, 1/15/31, Callable 1/15/26 @ 101.81 ..................... 259 209
Nexstar Media, Inc., 4.75%, 11/1/28, Callable 11/20/23 @ 102.38(a)(h) ................ 1,156 973
Paramount Global, 4.20%, 5/19/32, Callable 2/19/32 @ 100(h) ...................... 2,817 2,174
Sprint Spectrum Co. LLC, 5.15%, 3/20/28, Callable 3/20/27 @ 100(a) ................. 348 343
T-Mobile USA, Inc., 3.50%, 4/15/31, Callable 4/15/26 @ 101.75 ..................... 6,638 5,510
Verizon Communications, Inc.
2.55%, 3/21/31, Callable 12/21/30 @ 100 ................................. 3,831 2,991
2.88%, 11/20/50, Callable 5/20/50 @ 100 .................................. 4,250 2,321
Warnermedia Holdings, Inc.
4.28%, 3/15/32, Callable 12/15/31 @ 100 ................................. 3,000 2,487
5.14%, 3/15/52, Callable 9/15/51 @ 100 .................................. 4,778 3,382
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 2/1/29, Callable 2/1/24 @
101.94(a) ......................................................... 1,250 1,032
40,206
Consumer Discretionary (2.2%):
Acushnet Co., 7.38%, 10/15/28, Callable 10/15/25 @ 103.69(a) ...................... 940 942
Advance Auto Parts, Inc., 3.50%, 3/15/32, Callable 12/15/31 @ 100 ................... 7,986 5,911
AutoNation, Inc.
2.40%, 8/1/31, Callable 5/1/31 @ 100 .................................... 2,161 1,539
3.85%, 3/1/32, Callable 12/1/31 @ 100 ................................... 584 458
Boston Medical Center Corp., 3.91%, 7/1/28 ................................... 3,000 2,660
Caesars Entertainment, Inc., 7.00%, 2/15/30, Callable 2/15/26 @ 103.5(a) .............. 4,004 3,854
Carnival Corp.
7.00%, 8/15/29, Callable 8/15/26 @ 103.5(a) ............................... 941 922
10.50%, 6/1/30, Callable 6/1/25 @ 105.25(a)(h) ............................. 6,110 6,192
Choice Hotels International, Inc., 3.70%, 1/15/31, Callable 10/15/30 @ 100 ............. 4,000 3,142
Churchill Downs, Inc., 4.75%, 1/15/28, Callable 12/8/23 @ 102.38(a) ................. 150 135
Daimler Truck Finance North America LLC, 5.50%, 9/20/33(a) ...................... 3,292 3,032
ERAC USA Finance LLC, 4.90%, 5/1/33, Callable 2/1/33 @ 100(a) ................... 2,808 2,553
General Motors Financial Co., Inc., 5.70% (H15T5Y+500bps), 12/31/99, Callable 9/30/30 @
100(c)(f)(h) ....................................................... 1,880 1,588
Genuine Parts Co., 6.88%, 11/1/33, Callable 8/1/33 @ 100 ......................... 1,566 1,560
Hilton Domestic Operating Co., Inc., 3.63%, 2/15/32, Callable 8/15/26 @ 101.81(a) ....... 30 24
Kohl's Corp., 4.63%, 5/1/31, Callable 2/1/31 @ 100 .............................. 2,500 1,710
Lithia Motors, Inc.
3.88%, 6/1/29, Callable 6/1/24 @ 101.94(a) ................................ 3,439 2,846
4.38%, 1/15/31, Callable 10/15/25 @ 102.19(a) ............................. 1,750 1,417
LKQ Corp., 6.25%, 6/15/33, Callable 3/15/33 @ 100 ............................. 2,042 1,907
Marriott International, Inc., 2.75%, 10/15/33, Callable 7/15/33 @ 100 ................. 250 183
NCL Corp Ltd., 8.13%, 1/15/29, Callable 1/15/26 @ 104.06(a) ...................... 2,822 2,759
NVR, Inc., 3.00%, 5/15/30, Callable 11/15/29 @ 100 ............................. 1,437 1,179
PulteGroup, Inc., 6.00%, 2/15/35 ............................................ 1,385 1,289
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100(a) . 5,400 3,839
Royal Caribbean Cruises Ltd., 11.63%, 8/15/27, Callable 8/15/24 @ 105.81(a) ........... 7,050 7,647
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(a) .......................... 2,400 1,863
Sotheby's, 7.38%, 10/15/27, Callable 11/20/23 @ 101.84(a) ......................... 4,125 3,684
Tapestry, Inc., 3.05%, 3/15/32, Callable 12/15/31 @ 100 ........................... 7,989 5,711
Tractor Supply Co., 1.75%, 11/1/30, Callable 8/1/30 @ 100 ......................... 1,576 1,168
Vanderbilt University Medical Center, 4.17%, 7/1/37, Callable 1/1/37 @ 100 ............ 1,445 1,136
Volkswagen Group of America Finance LLC, 3.75%, 5/13/30(a)(h) ................... 4,000 3,416
76,266

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
17
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Consumer Staples (1.2%):
7-Eleven, Inc.
1.80%, 2/10/31, Callable 11/10/30 @ 100(a) ................................ $ 1,625 $ 1,207
2.80%, 2/10/51, Callable 8/2/50 @ 100(a) ................................. 11,044 5,830
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6.50%, 2/15/28, Callable 2/15/25 @ 103.25(a) .............................. 2,348 2,305
4.88%, 2/15/30, Callable 2/15/25 @ 103.66(a) .............................. 1,150 1,027
BAT Capital Corp., 7.75%, 10/19/32, Callable 7/19/32 @ 100 ....................... 500 513
Dollar General Corp.
5.00%, 11/1/32, Callable 8/1/32 @ 100(h) ................................. 3,046 2,712
5.45%, 7/5/33, Callable 4/5/33 @ 100(h) .................................. 5,314 4,852
Dollar Tree, Inc., 2.65%, 12/1/31, Callable 9/1/31 @ 100 ........................... 2,500 1,899
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL, 6.75%, 3/15/34, Callable
12/15/33 @ 100(a) .................................................. 3,052 2,855
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.75%, 12/1/31, Callable 12/1/26 @ 101.88 ................................ 2,717 2,115
3.63%, 1/15/32, Callable 1/15/27 @ 101.81 ................................ 500 383
6.50%, 12/1/52, Callable 6/1/52 @ 100 ................................... 2,772 2,257
Kellogg Co., 5.25%, 3/1/33, Callable 12/1/32 @ 100 .............................. 2,804 2,570
Kraft Heinz Foods Co., 5.00%, 6/4/42 ........................................ 2,122 1,747
Pilgrim's Pride Corp., 6.25%, 7/1/33, Callable 4/1/33 @ 100 ........................ 2,000 1,842
Post Holdings, Inc., 4.50%, 9/15/31, Callable 9/15/26 @ 102.25(a) ................... 85 69
Smithfield Foods, Inc., 2.63%, 9/13/31, Callable 6/13/31 @ 100(a) .................... 2,635 1,871
The J.M. Smucker Co., 6.50%, 11/15/53, Callable 5/15/53 @ 100 .................... 3,293 3,106
Walgreens Boots Alliance, Inc., 4.10%, 4/15/50, Callable 10/15/49 @ 100 .............. 2,658 1,548
40,708
Energy (0.8%):
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100(a) ..................... 2,727 2,088
Cheniere Energy, Inc., 4.63%, 10/15/28, Callable 11/20/23 @ 102.31 .................. 500 457
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31, Callable 6/15/26 @ 102.75(a) 1,000 873
Gray Oak Pipeline LLC, 3.45%, 10/15/27, Callable 8/15/27 @ 100(a) ................. 3,333 2,941
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32, Callable 5/15/27 @ 103.13(a) ... 1,000 873
Magellan Midstream Partners LP, 5.15%, 10/15/43, Callable 4/15/43 @ 100 ............. 2,210 1,758
Northwest Pipeline LLC, 4.00%, 4/1/27, Callable 1/1/27 @ 100 ...................... 4,455 4,175
Venture Global Calcasieu Pass LLC, 3.88%, 11/1/33, Callable 5/1/33 @ 100(a) ........... 4,231 3,205
Venture Global LNG, Inc., 9.88%, 2/1/32, Callable 2/1/27 @ 104.94(a) ................ 3,289 3,336
Viper Energy Partners LP, 5.38%, 11/1/27, Callable 12/8/23 @ 101.79(a) ............... 5,500 5,216
Viper Energy Partners, LP, 7.38%, 11/1/31, Callable 11/1/26 @ 103.69(a) ............... 4,704 4,694
29,616
Financials (8.0%):
Aon Corp./Aon Global Holdings PLC, 5.35%, 2/28/33, Callable 11/28/32 @ 100 ......... 3,038 2,831
Aretec Escrow Issuer 2, Inc., 10.00%, 8/15/30, Callable 10/15/26 @ 105(a) ............. 2,350 2,376
Assurant, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100 ........................... 3,000 2,158
Athene Global Funding, 2.67%, 6/7/31(a) ...................................... 6,000 4,446
Bank of America Corp.
2.30% (SOFR+122bps), 7/21/32, Callable 7/21/31 @ 100(c) .................... 4,000 2,952
2.48% (H15T5Y+120bps), 9/21/36, Callable 9/21/31 @ 100(c) .................. 4,750 3,386
BankUnited, Inc., 5.13%, 6/11/30, Callable 3/11/30 @ 100 ......................... 2,000 1,582
Blackstone Holdings Finance Co. LLC, 6.20%, 4/22/33, Callable 1/22/33 @ 100(a) ....... 2,375 2,290
Blackstone Private Credit Fund, 2.63%, 12/15/26, Callable 11/15/26 @ 100 ............. 4,058 3,475
Blue Owl Credit Income Corp.
5.50%, 3/21/25 .................................................... 4,000 3,869
7.75%, 9/16/27, Callable 8/16/27 @ 100 .................................. 1,818 1,788
Blue Owl Finance LLC, 3.13%, 6/10/31, Callable 3/10/31 @ 100(a) ................... 12,100 8,869
Brookfield Capital Finance LLC, 6.09%, 6/14/33, Callable 3/14/33 @ 100 .............. 3,046 2,870
Brown & Brown, Inc., 4.20%, 3/17/32, Callable 12/17/31 @ 100 ..................... 3,888 3,257
Capital One Financial Corp., 2.36% (SOFR+134bps), 7/29/32, Callable 7/29/31 @ 100(c) ... 5,000 3,309
Citizens Bank NA
4.12% (SOFR+140bps), 5/23/25, Callable 5/23/24 @ 100(c) .................... 4,136 3,979
6.06% (SOFR+145bps), 10/24/25, Callable 10/24/24 @ 100(c) .................. 1,750 1,677
Citizens Financial Group, Inc., 2.64%, 9/30/32, Callable 7/2/32 @ 100 ................. 3,000 1,991

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
18
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Compeer Financial FLCA/Compeer Financial PCA, 3.38% (SOFR+197bps), 6/1/36, Callable
6/1/31 @ 100(a)(c) .................................................. $ 978 $ 623
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100 ................... 1,000 929
Fidelity National Information Services, Inc., 5.10%, 7/15/32, Callable 4/15/32 @ 100(h) .... 3,120 2,871
Fifth Third Bancorp
4.50% (H15T5Y+422bps), Callable 9/30/25 @ 100(c)(f) ....................... 5,088 4,311
4.34% (SOFR+166bps), 4/25/33, Callable 4/25/32 @ 100(c) .................... 6,881 5,607
First Citizens BancShares, Inc., 3.38% (TSFR3M+247bps), 3/15/30, Callable 3/15/25 @
100(c) ........................................................... 1,500 1,396
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100 ......................... 3,000 2,538
Fiserv, Inc.
5.60%, 3/2/33, Callable 12/2/32 @ 100 ................................... 3,250 3,058
4.40%, 7/1/49, Callable 1/1/49 @ 100 .................................... 3,500 2,537
Ford Motor Credit Co. LLC, 7.35%, 3/6/30, Callable 1/6/30 @ 100(h) ................. 2,000 2,011
Global Atlantic Fin Co., 7.95%, 6/15/33, Callable 3/15/33 @ 100(a) ................... 4,226 3,938
Global Payments, Inc., 4.15%, 8/15/49, Callable 2/15/49 @ 100 ...................... 2,826 1,829
Gray Escrow II, Inc., 5.38%, 11/15/31, Callable 11/15/26 @ 102.69(a) ................. 1,000 627
GTCR W-2 Merger Sub LLC, 7.50%, 1/15/31, Callable 1/15/27 @ 103.75(a) ............ 5,825 5,744
HUB International Ltd., 7.25%, 6/15/30, Callable 6/15/26 @ 103.63(a) ................ 469 459
Huntington Bancshares, Inc., 2.49% (H15T5Y+117bps), 8/15/36, Callable 8/15/31 @ 100(c) . 3,898 2,638
JPMorgan Chase & Co.
2.96% (TSFR3M+252bps), 5/13/31, Callable 5/13/30 @ 100(c) .................. 8,503 6,873
5.72% (SOFR+258bps), 9/14/33, Callable 9/14/32 @ 100(c) .................... 3,000 2,814
KeyBank NA
3.90%, 4/13/29 .................................................... 3,000 2,337
4.90%, 8/8/32 ..................................................... 4,403 3,249
KeyCorp Capital II, 6.88%, 3/17/29 .......................................... 750 668
KeyCorp.
3.88% (SOFRINDX+125bps), 5/23/25, Callable 5/23/24 @ 100, MTN(c) ........... 500 478
4.79% (SOFRINDX+206bps), 6/1/33, Callable 6/1/32 @ 100, MTN(c) ............ 4,842 3,817
Medline Borrower LP, 3.88%, 4/1/29, Callable 10/1/24 @ 101.94(a) .................. 250 211
MetLife, Inc., 9.25%, 4/8/38, Callable 4/8/33 @ 100(a) ............................ 9,816 10,652
Morgan Stanley
1.93% (SOFR+102bps), 4/28/32, Callable 4/28/31 @ 100, MTN(c) ............... 5,000 3,625
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100(c) .................... 22,175 15,721
Neptune Bidco US, Inc., 9.29%, 4/15/29, Callable 10/15/25 @ 104.65(a) ............... 2,935 2,592
New York Community Bancorp, Inc., 5.90% (TSFR3M+304bps), 11/6/28, Callable 2/6/24 @
100(c) ........................................................... 4,000 3,705
New York Life Global Funding, 1.85%, 8/1/31(a) ................................ 7,750 5,743
Northern Trust Corp., 6.13%, 11/2/32, Callable 8/2/32 @ 100 ....................... 2,750 2,649
OWL Rock Core Income Corp.
3.13%, 9/23/26, Callable 8/23/26 @ 100 .................................. 750 658
4.70%, 2/8/27, Callable 1/8/27 @ 100 .................................... 1,875 1,694
Penske Truck Leasing Co. LP/PTL Finance Corp., 6.20%, 6/15/30, Callable 4/15/30 @ 100(a) 2,811 2,739
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28, Callable 2/15/24 @ 102.38(a) ..... 940 832
Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100(a) ...................... 1,750 1,576
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100(c)(f)(h) ...... 5,036 4,616
Santander Holdings USA, Inc., 4.40%, 7/13/27, Callable 4/14/27 @ 100 ................ 3,318 3,047
The Bank of New York Mellon Corp., 4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100(c)(f)
(h) ............................................................. 8,563 8,101
The Charles Schwab Corp.
5.38% (H15T5Y+497bps), Callable 6/1/25 @ 100(c)(f) ........................ 15,861 15,132
5.85% (SOFR+250bps), 5/19/34, Callable 5/19/33 @ 100(c) .................... 4,685 4,296
The PNC Financial Services Group, Inc., 4.63% (SOFRINDX+185bps), 6/6/33, Callable
6/6/32 @ 100(c) .................................................... 7,564 6,306
Truist Financial Corp.
4.95% (H15T5Y+461bps), Callable 9/1/25 @ 100(c)(f) ........................ 8,219 7,451
7.16% (SOFR+245bps), 10/30/29, Callable 10/30/28 @ 100(c) .................. 4,699 4,726
5.10% (H15T10Y+435bps), 12/31/99, Callable 3/1/30 @ 100(c)(f) ............... 6,419 5,139
U.S. Bancorp
4.97% (SOFR+211bps), 7/22/33, Callable 7/22/32 @ 100(c) .................... 10,609 8,900
4.84% (SOFR+160bps), 2/1/34, Callable 2/1/33 @ 100(c) ...................... 3,000 2,564
Wells Fargo & Co., 5.90%, Callable 6/15/24 @ 100(f) ............................. 25,435 25,065

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
19
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Willis North America, Inc., 5.35%, 5/15/33, Callable 2/15/33 @ 100 .................. $ 8,427 $ 7,681
273,878
Health Care (1.5%):
Alcon Finance Corp., 5.75%, 12/6/52, Callable 6/6/52 @ 100(a) ..................... 2,750 2,471
Bayer U.S. Finance II LLC, 4.63%, 6/25/38, Callable 12/25/37 @ 100(a) ............... 5,000 3,958
Bio-Rad Laboratories, Inc., 3.70%, 3/15/32, Callable 12/15/31 @ 100 ................. 1,625 1,305
Bon Secours Charity Health System, Inc., 5.25%, 11/1/25 .......................... 5,000 4,840
Centene Corp., 2.50%, 3/1/31, Callable 12/1/30 @ 100 ............................ 13,086 9,910
CHS/Community Health System, Inc., 4.75%, 2/15/31, Callable 2/15/26 @ 102.38(a) ...... 1,000 673
CVS Health Corp., 5.63%, 2/21/53, Callable 8/21/52 @ 100 ........................ 3,000 2,542
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100 .................... 2,695 2,193
Eastern Maine Healthcare Systems, 3.71%, 7/1/26 ............................... 8,525 8,049
GE HealthCare Technologies, Inc., 5.91%, 11/22/32, Callable 8/22/32 @ 100 ............ 5,000 4,837
HCA, Inc.
3.50%, 9/1/30, Callable 3/1/30 @ 100 .................................... 5,485 4,540
5.90%, 6/1/53, Callable 12/1/52 @ 100 ................................... 1,635 1,382
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.13%, 4/30/31, Callable 4/30/26 @
102.56(a) ......................................................... 1,500 1,172
Prestige Brands, Inc., 3.75%, 4/1/31, Callable 4/1/26 @ 101.88(a) .................... 941 749
Tenet Healthcare Corp., 4.25%, 6/1/29, Callable 6/1/24 @ 102.13 .................... 200 171
Universal Health Services, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100 .............. 3,604 2,644
51,436
Industrials (4.3%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100 ................ 3,250 2,461
Air Lease Corp.
3.13%, 12/1/30, Callable 9/1/30 @ 100 ................................... 2,500 1,991
2.88%, 1/15/32, Callable 10/15/31 @ 100 ................................. 2,000 1,522
Alaska Airlines Pass Through Trust
8.00%, 8/15/25(a) .................................................. 2,340 2,331
4.80%, 8/15/27(a) .................................................. 4,589 4,289
American Airlines Pass Through Trust
4.95%, 2/15/25 .................................................... 1,211 1,160
4.00%, 7/15/25 .................................................... 3,905 3,617
3.70%, 10/15/25 .................................................... 4,195 3,875
3.60%, 10/15/29 .................................................... 1,405 1,171
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(a) ................ 18,258 16,469
Ashtead Capital, Inc.
2.45%, 8/12/31, Callable 5/12/31 @ 100(a) ................................ 2,833 2,084
5.50%, 8/11/32, Callable 5/11/32 @ 100(a) ................................ 2,000 1,790
Aviation Capital Group LLC, 5.50%, 12/15/24, Callable 11/15/24 @ 100(a) ............. 3,000 2,949
British Airways Pass Through Trust
4.63%, 6/20/24(a) .................................................. 3,635 3,589
3.35%, 6/15/29(a) .................................................. 1,609 1,421
CDI Escrow Issuer, Inc., 5.75%, 4/1/30, Callable 4/1/25 @ 102.88(a) .................. 1,000 895
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100(a) ...................... 8,589 6,715
Delta Air Lines Pass Through Trust, 2.50%, 6/10/28 .............................. 4,009 3,481
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a) ......................... 595 559
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100 ....................... 3,433 2,564
Hawaiian Airlines Pass Through Certificates, 3.90%, 1/15/26 ........................ 4,964 4,419
HEICO Corp., 5.35%, 8/1/33, Callable 5/1/33 @ 100 ............................. 4,695 4,310
JetBlue Pass Through Trust, 7.75%, 11/15/28(h) ................................. 3,696 3,658
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100 ......................... 2,110 1,970
Lincoln Center for the Performing Arts, Inc., 3.71%, 12/1/35, Callable 9/1/35 @ 100 ....... 1,475 1,161
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27,
Callable 12/8/23 @ 103.25(a) .......................................... 9,413 9,299
Pentair Finance Sarl, 5.90%, 7/15/32, Callable 4/15/32 @ 100 ....................... 250 238
Regal Rexnord Corp., 6.40%, 4/15/33, Callable 1/15/33 @ 100(a) .................... 2,954 2,714
Southwest Airlines Co., 2.63%, 2/10/30, Callable 11/10/29 @ 100 .................... 2,653 2,141
Spirit AeroSystems, Inc., 9.38%, 11/30/29, Callable 11/30/25 @ 104.69(a) .............. 2,819 2,896
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.00%, 9/20/25, Callable 11/20/23 @ 104(a) ................................ 4,025 2,970
8.00%, 9/20/25, Callable 11/20/23 @ 104(a) ................................ 2,822 2,089

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
20
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
The Boeing Co.
5.15%, 5/1/30, Callable 2/1/30 @ 100 .................................... $ 2,500 $ 2,342
5.81%, 5/1/50, Callable 11/1/49 @ 100 ................................... 15,243 13,135
The Timken Co., 4.13%, 4/1/32, Callable 1/1/32 @ 100 ............................ 4,556 3,801
U.S. Airways Pass Through Trust, 3.95%, 11/15/25 ............................... 4,110 3,852
United Airlines Pass Through Trust
4.15%, 4/11/24 ..................................................... 5,315 5,245
4.30%, 8/15/25 .................................................... 2,766 2,627
3.50%, 5/1/28 ..................................................... 3,275 2,898
XPO Escrow Sub LLC, 7.50%, 11/15/27, Callable 11/15/24 @ 103.75(a) ............... 3,000 2,996
XPO, Inc., 6.25%, 6/1/28, Callable 6/1/25 @ 103.13(a) ............................ 9,082 8,705
148,399
Information Technology (0.8%):
Booz Allen Hamilton, Inc., 5.95%, 8/4/33, Callable 5/4/33 @ 100 .................... 1,881 1,785
Broadcom, Inc.
2.60%, 2/15/33, Callable 11/15/32 @ 100(a) ................................ 5,000 3,625
3.42%, 4/15/33, Callable 1/15/33 @ 100(a) ................................ 3,125 2,429
Open Text Holdings, Inc., 4.13%, 12/1/31, Callable 12/1/26 @ 102.06(a) ............... 1,097 864
Oracle Corp.
3.85%, 7/15/36, Callable 1/15/36 @ 100 .................................. 3,613 2,752
3.60%, 4/1/50, Callable 10/1/49 @ 100 ................................... 1,621 992
Qorvo, Inc., 3.38%, 4/1/31, Callable 4/1/26 @ 101.69(a) ........................... 4,000 3,093
Seagate HDD Cayman
8.50%, 7/15/31, Callable 7/15/26 @ 104.25(a) .............................. 1,960 1,996
9.63%, 12/1/32, Callable 12/1/27 @ 104.81(a) .............................. 1,348 1,440
ServiceNow, Inc., 1.40%, 9/1/30, Callable 6/1/30 @ 100 ........................... 2,000 1,506
Teledyne Technologies, Inc., 2.75%, 4/1/31, Callable 1/1/31 @ 100 ................... 500 394
Trimble, Inc., 6.10%, 3/15/33, Callable 12/15/32 @ 100 ........................... 2,804 2,677
Western Digital Corp., 3.10%, 2/1/32, Callable 11/1/31 @ 100 ....................... 5,679 4,001
Workday, Inc., 3.80%, 4/1/32, Callable 1/1/32 @ 100 ............................. 1,875 1,559
29,113
Materials (0.9%):
Amcor Finance USA, Inc., 5.63%, 5/26/33, Callable 2/26/33 @ 100 ................... 4,259 3,966
Amcor Flexibles North America, Inc., 2.69%, 5/25/31, Callable 2/25/31 @ 100 ........... 3,663 2,833
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100 ........................ 5,089 4,146
Avery Dennison Corp., 2.25%, 2/15/32, Callable 11/15/31 @ 100 .................... 490 360
Eagle Materials, Inc., 2.50%, 7/1/31, Callable 4/1/31 @ 100 ........................ 3,533 2,690
LYB International Finance III LLC, 3.38%, 10/1/40, Callable 4/1/40 @ 100 ............. 4,339 2,805
Reliance Steel & Aluminum Co., 2.15%, 8/15/30, Callable 5/15/30 @ 100 .............. 1,300 995
The Dow Chemical Co., 6.90%, 5/15/53, Callable 11/15/52 @ 100 .................... 894 893
Vulcan Materials Co.
3.50%, 6/1/30, Callable 3/1/30 @ 100 .................................... 8,590 7,336
4.50%, 6/15/47, Callable 12/15/46 @ 100 ................................. 5,596 4,287
30,311
Real Estate (1.7%):
Alexandria Real Estate Equities, Inc., 1.88%, 2/1/33, Callable 11/1/32 @ 100 ............ 3,000 2,044
American Tower Trust #1, 5.49%, 3/15/28, Callable 3/15/27 @ 100(a) ................. 3,740 3,672
Boston Properties LP, 2.45%, 10/1/33, Callable 7/1/33 @ 100 ....................... 5,013 3,258
CBRE Services, Inc.
2.50%, 4/1/31, Callable 1/1/31 @ 100 .................................... 4,313 3,247
5.95%, 8/15/34, Callable 5/15/34 @ 100 .................................. 4,692 4,262
Crown Castle, Inc., 2.90%, 4/1/41, Callable 10/1/40 @ 100 ......................... 1,701 1,025
EPR Properties, 3.60%, 11/15/31, Callable 8/15/31 @ 100 .......................... 3,528 2,540
Federal Realty Investment Trust, 3.50%, 6/1/30, Callable 3/1/30 @ 100 ................ 3,000 2,512
GLP Capital LP/GLP Financing II, Inc.
4.00%, 1/15/30, Callable 10/15/29 @ 100 ................................. 3,726 3,109
3.25%, 1/15/32, Callable 10/15/31 @ 100 ................................. 2,850 2,156
Healthpeak Properties, Inc., 2.88%, 1/15/31, Callable 10/15/30 @ 100 ................. 250 197
Highwoods Realty LP, 2.60%, 2/1/31, Callable 11/1/30 @ 100 ....................... 1,878 1,316
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100 ................... 1,268 1,025

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
21
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Keenan Development Associates of Tennessee LLC (INS - XL Capital Assurance), 5.02%,
7/15/28(a) ........................................................ $ 231 $ 219
Kilroy Realty LP
2.50%, 11/15/32, Callable 8/15/32 @ 100 .................................. 2,750 1,819
2.65%, 11/15/33, Callable 8/15/33 @ 100 .................................. 1,326 866
RHP Hotel Properties LP/RHP Finance Corp.
7.25%, 7/15/28, Callable 7/15/25 @ 103.63(a) .............................. 469 457
4.50%, 2/15/29, Callable 2/15/24 @ 102.25(a) .............................. 75 64
SBA Tower Trust
2.84%, 1/15/25, Callable 1/15/24 @ 100(a) ................................ 2,337 2,232
2.33%, 1/15/28, Callable 7/15/26 @ 100(a) ................................ 3,000 2,525
6.60%, 1/15/28, Callable 1/15/27 @ 100(a) ................................ 2,947 2,941
2.59%, 10/15/31(a) .................................................. 5,000 3,727
Simon Property Group LP, 2.25%, 1/15/32, Callable 10/15/31 @ 100 .................. 250 183
The Howard Hughes Corp., 4.38%, 2/1/31, Callable 2/1/26 @ 102.19(a) ................ 500 384
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102.06(a) .... 12,472 10,284
Vornado Realty LP, 3.40%, 6/1/31, Callable 3/1/31 @ 100 .......................... 2,000 1,385
57,449
Utilities (0.2%):
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100(a) .............. 733 531
Entergy Corp., 2.40%, 6/15/31, Callable 3/5/31 @ 100 ............................ 1,625 1,235
The NHP Foundation, 6.00%, 12/1/33, Callable 6/1/33 @ 100 ....................... 2,821 2,820
Vistra Operations Co. LLC, 4.30%, 7/15/29, Callable 4/15/29 @ 100(a) ................ 2,997 2,608
7,194
Total Corporate Bonds (Cost $863,618)
a
a
a
784,576
Yankee Dollars (4.8%)
Communication Services (0.1%):
Rogers Communications, Inc.
3.80%, 3/15/32, Callable 12/15/31 @ 100 ................................. 3,500 2,838
4.55%, 3/15/52, Callable 9/15/51 @ 100 .................................. 1,750 1,211
4,049
Consumer Discretionary (0.5%):
GENM Capital Labuan Ltd., 3.88%, 4/19/31, Callable 1/19/31 @ 100(a) ............... 7,300 5,550
IHO Verwaltungs GmbH, 6.38%, 5/15/29, Callable 5/15/24 @ 103.19(a)(i) .............. 1,077 947
NCL Corp. Ltd., 7.75%, 2/15/29, Callable 11/15/28 @ 100(a) ....................... 7,191 6,275
Nissan Motor Co. Ltd., 4.81%, 9/17/30, Callable 6/17/30 @ 100(a) ................... 4,653 3,958
16,730
Consumer Staples (0.1%):
Bacardi Ltd./Bacardi-Martini BV, 5.40%, 6/15/33, Callable 3/15/33 @ 100(a) ............ 2,812 2,570
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100(a) ...................... 3,000 2,192
4,762
Energy (0.1%):
Enbridge, Inc., 5.75% (H15T5Y+531bps), 7/15/80, Callable 4/15/30 @ 100(c) ........... 3,000 2,499
Harbour Energy PLC, 5.50%, 10/15/26, Callable 12/8/23 @ 102.75(a) ................. 1,000 931
Petroleos Mexicanos, 10.00%, 2/7/33, Callable 11/7/32 @ 100(a) ..................... 1,000 888
4,318
Financials (2.6%):
1375209 BC Ltd., 9.00%, 1/30/28, Callable 11/20/23 @ 101(a) ...................... 9,868 9,573
Allianz SE, 6.35% (H15T5Y+323bps), 9/6/53, Callable 3/6/33 @ 100(a)(c) ............. 1,200 1,145
Avolon Holdings Funding Ltd., 2.75%, 2/21/28, Callable 12/21/27 @ 100(a) ............ 2,810 2,346
Banco Santander SA
2.96%, 3/25/31(h) .................................................. 3,000 2,319
6.92%, 8/8/33 ..................................................... 3,400 3,161
Bank of Montreal, 3.09% (H15T5Y+140bps), 1/10/37, Callable 1/10/32 @ 100(c) ........ 3,000 2,172
Barclays PLC, 3.56% (H15T5Y+290bps), 9/23/35, Callable 9/23/30 @ 100(c) ........... 5,000 3,771
BBVA Bancomer SA, 8.45%, 6/29/38, Callable 6/29/33 @ 100(a) .................... 1,759 1,675

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
22
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
BNP Paribas, 2.87% (TSFR3M+139bps), 4/19/32, Callable 4/19/31 @ 100(a)(c) .......... $ 1,000 $ 763
BP Capital Markets PLC
4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100(c)(f) ....................... 7,250 6,887
4.88% (H15T5Y+440bps), Callable 3/22/30 @ 100(c)(f) ....................... 3,500 3,043
Credit Suisse Group AG
2.19% (SOFR+204bps), 6/5/26, Callable 6/5/25 @ 100(a)(c) .................... 5,500 5,118
3.09% (SOFR+173bps), 5/14/32, Callable 5/14/31 @ 100(a)(c) .................. 4,000 3,080
Deutsche Bank AG, 3.74% (SOFR+226bps), 1/7/33, Callable 10/7/31 @ 100(c) .......... 10,500 7,363
HSBC Holdings PLC
8.11% (SOFR+425bps), 11/3/33, Callable 11/3/32 @ 100(c) .................... 1,200 1,243
6.80%, 6/1/38 ..................................................... 4,000 3,722
ING Groep NV, 6.11% (SOFR+209bps), 9/11/34, Callable 9/11/33 @ 100(c) ............ 2,818 2,639
JAB Holdings BV, 3.75%, 5/28/51, Callable 11/28/50 @ 100(a) ...................... 3,025 1,744
Lloyds Banking Group PLC
3.57% (US0003M+121bps), 11/7/28, Callable 11/7/27 @ 100(c) ................. 2,000 1,775
7.95% (H15T1Y+375bps), 11/15/33, Callable 8/15/32 @ 100(c) ................. 1,818 1,843
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100(a)(c) ...... 5,850 4,252
Mizuho Financial Group, Inc., 2.56%, 9/13/31 .................................. 3,000 2,207
Nationwide Building Society, 4.00%, 9/14/26(a) ................................. 2,118 1,964
Natwest Group PLC, 3.07% (H15T1Y+255bps), 5/22/28, Callable 5/22/27 @ 100(c) ....... 1,500 1,327
nVent Finance Sarl, 5.65%, 5/15/33, Callable 2/15/33 @ 100 ........................ 4,680 4,248
Santander UK Group Holdings PLC, 2.90% (SOFR+148bps), 3/15/32, Callable 3/15/31 @
100(c) ........................................................... 2,000 1,518
Societe Generale SA
6.22% (H15T1Y+320bps), 6/15/33, Callable 6/15/32 @ 100(a)(c) ................ 3,000 2,646
4.03% (H15T1Y+190bps), 1/21/43, Callable 1/21/42 @ 100(a)(c) ................ 1,250 750
Standard Chartered PLC, 4.87% (USISDA05+197bps), 3/15/33, Callable 3/15/28 @ 100(a)(c) 2,000 1,768
Westpac Banking Corp., 4.11% (H15T5Y+200bps), 7/24/34, Callable 7/24/29 @ 100(c) .... 2,000 1,701
87,763
Health Care (0.0%):(b)
STERIS Irish FinCo Unlimited Co., 2.70%, 3/15/31, Callable 12/15/30 @ 100 ........... 1,750 1,385
Industrials (0.7%):
Air Canada Pass Through Trust
4.13%, 5/15/25(a) .................................................. 9,574 9,011
3.75%, 12/15/27(a) .................................................. 3,975 3,581
Aircastle Ltd., 6.50%, 7/18/28, Callable 6/18/28 @ 100(a) .......................... 2,818 2,704
Avolon Holdings Funding Ltd.
5.50%, 1/15/26, Callable 12/15/25 @ 100(a) ............................... 3,000 2,889
3.25%, 2/15/27, Callable 12/15/26 @ 100(a) ............................... 2,550 2,252
Ferguson Finance PLC, 4.65%, 4/20/32, Callable 1/20/32 @ 100(a) ................... 250 220
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 9.50%, 6/1/28, Callable 6/1/25
@ 104.75(a) ...................................................... 2,540 1,945
22,602
Information Technology (0.2%):
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.65%, 2/15/32, Callable 11/15/31 @ 100 .... 250 188
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a) ........................ 2,179 2,172
SK Hynix, Inc., 6.50%, 1/17/33(a) ........................................... 3,036 2,894
5,254
Materials (0.1%):
ArcelorMittal SA, 6.80%, 11/29/32, Callable 8/29/32 @ 100 ........................ 1,625 1,555
Freeport Indonesia PT, 5.32%, 4/14/32, Callable 1/1/32 @ 100(a) .................... 2,000 1,774
Yara International ASA, 7.38%, 11/14/32, Callable 8/14/32 @ 100(a) .................. 450 465
3,794
Real Estate (0.4%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @
100(a) ........................................................... 17,800 13,152
Total Yankee Dollars (Cost $181,555)
a
a
a
163,809

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
23
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Municipal Bonds (1.4%)
Alabama (0.0%):(b)
City of Trussville AL, GO, Series B, 1.78%, 10/1/31, Continuously Callable @100 ........ $ 1,000 $ 757
Arizona (0.1%):
City of Phoenix Civic Improvement Corp. Revenue, 1.84%, 7/1/31, Continuously Callable
@100 ........................................................... 1,000 763
The University of Arizona Revenue, Series A, 1.82%, 6/1/30 ........................ 3,070 2,432
3,195
District of Columbia (0.1%):
District of Columbia Revenue
2.25%, 4/1/27 ..................................................... 800 718
2.68%, 4/1/31 ..................................................... 1,500 1,208
1,926
Florida (0.1%):
City of Gainesville Florida Revenue, 2.04%, 10/1/30 .............................. 2,500 1,937
County of Miami-Dade Florida Aviation Revenue, Series B, 2.61%, 10/1/32, Continuously
Callable @100 ..................................................... 1,000 768
2,705
Illinois (0.1%):
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series B, 3.10%, 12/1/30 ..... 750 638
Illinois Finance Authority Revenue, 5.45%, 8/1/38 ............................... 1,500 1,267
1,905
Indiana (0.0%):(b)
Indiana Finance Authority Revenue
Series B, 3.08%, 9/15/27 ............................................. 1,130 1,008
Series B, 3.18%, 9/15/28 ............................................. 1,000 869
1,877
Louisiana (0.1%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue, Series A, 4.48%, 8/1/39 ....................................... 2,245 1,960
Maryland (0.3%):
Maryland Economic Development Corp. Revenue
Series B, 4.05%, 6/1/27 .............................................. 2,295 2,105
Series B, 4.15%, 6/1/28 .............................................. 2,390 2,149
Series B, 4.25%, 6/1/29 .............................................. 2,490 2,195
Series B, 4.35%, 6/1/30 .............................................. 1,330 1,151
Series B, 4.40%, 6/1/31 .............................................. 1,385 1,174
8,774
Massachusetts (0.0%):(b)
Massachusetts State College Building Authority Revenue, Series A, 1.80%, 5/1/29 ........ 5 4
New Jersey (0.1%):
City of Atlantic, GO
Series A, 4.23%, 9/1/25 .............................................. 2,525 2,408
Series A, 4.29%, 9/1/26 .............................................. 2,410 2,256
South Jersey Transportation Authority Revenue, Series B, 3.12%, 11/1/26 ............... 450 417
5,081
New York (0.2%):
Metropolitan Transportation Authority Revenue, Build America Bond, Series E, 6.73%,
11/15/30 ......................................................... 5,000 5,091
New York City IDA Revenue
2.34%, 1/1/35 ..................................................... 1,000 690
2.44%, 1/1/36 ..................................................... 1,250 837
6,618
Oklahoma (0.0%):(b)
The University of Oklahoma Revenue, Series C, 2.45%, 7/1/32, Continuously Callable @100 1,200 925
Pennsylvania (0.1%):
City of Philadelphia PA Water & Wastewater Revenue, Series B, 1.73%, 11/1/28 .......... 1,000 849
City of Philadelphia, GO, Series A, 2.71%, 7/15/29 ............................... 1,000 864
Pennsylvania Economic Development Financing Authority Revenue
2.62%, 3/1/29 ..................................................... 1,855 1,593
Series B, 3.20%, 11/15/27 ............................................. 1,000 910

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
24
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Public Parking Authority of Pittsburgh Revenue, 2.23%, 12/1/28 ..................... $ 730 $ 603
4,819
Tennessee (0.1%):
Metropolitan Government Nashville & Davidson County Sports Authority Revenue
Series C, 2.45%, 8/1/32, Continuously Callable @100 ......................... 1,500 1,161
Series D, 5.27%, 7/1/35 .............................................. 1,175 1,108
2,269
Texas (0.1%):
Central Texas Regional Mobility Authority Revenue, Series C, 2.19%, 1/1/29 ............ 855 718
Harris County Cultural Education Facilities Finance Corp. Revenue, 2.79%, 11/15/29 ...... 1,385 1,151
Tarrant County Cultural Education Facilities Finance Corp. Revenue, 2.41%, 9/1/31,
Continuously Callable @100 ........................................... 1,000 780
Uptown Development Authority Tax Allocation, Series B, 2.68%, 9/1/32, Continuously
Callable @100 ..................................................... 400 304
Waco Educational Finance Corp. Revenue, 1.79%, 3/1/29 .......................... 1,500 1,236
4,189
Total Municipal Bonds (Cost $54,643)
a
a
a
47,004
U.S. Government Agency Mortgages (10.4%)
Farm Credit Bank of Texas
5.70% (H15T5Y+542bps)(a)(c)(f) ....................................... 4,704 4,398
Federal Home Loan Mortgage Corporation
5.50%, 4/1/36 - 6/1/53 ............................................... 15,575 14,927
4.50%, 11/1/42 - 10/1/52 .............................................. 12,553 11,264
5.00%, 12/1/42 - 6/1/53 .............................................. 35,677 33,018
4.00%, 1/1/43 ..................................................... 3,642 3,219
3.00%, 1/1/52 - 5/1/52 ............................................... 6,842 5,499
3.50%, 7/1/52 ..................................................... 4,981 4,150
6.00%, 8/1/53 ..................................................... 6,995 6,811
Series 5270, Class AB, 5.50%, 1/25/49 ................................... 4,176 4,013
82,901
Federal National Mortgage Association
2.50%, 7/1/27 - 10/1/50 .............................................. 9,318 7,853
5.00%, 12/1/37 - 4/1/53 .............................................. 21,433 20,153
4.00%, 4/1/38 - 9/1/52 ............................................... 31,744 27,901
3.50%, 12/1/42 - 6/1/52 .............................................. 29,665 25,143
3.00%, 12/1/51 .................................................... 3,928 3,158
4.50%, 6/1/52 - 9/1/52 ............................................... 21,071 18,827
5.50%, 6/1/52 - 10/1/52 .............................................. 8,736 8,302
6.00%, 7/1/52 - 10/1/53 .............................................. 14,963 14,576
Series 2017-M7, Class A2, 2.96%, 2/25/27(d) .............................. 2,087 1,941
Series 2022-88, Class BA, 5.50%, 7/25/47 ................................. 2,496 2,419
130,273
Government National Mortgage Association
5.00%, 8/20/38 - 9/20/53 ............................................. 19,634 18,415
3.50%, 6/20/52 .................................................... 2,988 2,520
4.50%, 9/20/52 - 9/20/53 ............................................. 16,097 14,538
5.50%, 4/20/53 - 9/20/53 ............................................. 34,918 33,426
2.50%, 6/20/53 - 7/20/53 ............................................. 12,858 10,238
6.00%, 7/20/53 - 10/20/53 ............................................. 34,676 33,986
6.50%, 9/20/53 - 11/20/53 ............................................. 19,250 19,242
Series 2023-107, Class PA, 5.50%, 1/20/46 ................................ 4,656 4,542
Series 2023-131, Class P, 5.50%, 6/20/48 ................................. 2,815 2,757
139,664
Total U.S. Government Agency Mortgages (Cost $384,659)
a
a
a
357,236
U.S. Treasury Obligations (21.2%)
U.S. Treasury Bonds
1.13%, 5/15/40 .................................................... 80,000 43,575

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
25
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
2.38%, 2/15/42 .................................................... $ 107,000 $ 70,653
3.25%, 5/15/42 .................................................... 28,000 21,319
3.88%, 5/15/43 .................................................... 10,204 8,473
2.50%, 2/15/45 .................................................... 26,000 16,770
3.38%, 11/15/48 .................................................... 10,000 7,397
1.25%, 5/15/50 .................................................... 10,000 4,395
2.88%, 5/15/52 .................................................... 40,000 26,688
3.63%, 2/15/53 .................................................... 14,987 11,678
3.63%, 5/15/53 .................................................... 8,454 6,589
4.13%, 8/15/53 .................................................... 72,417 61,950
U.S. Treasury Notes
1.88%, 2/15/32 .................................................... 143,000 113,640
2.75%, 8/15/32 .................................................... 145,000 122,661
4.13%, 11/15/32 .................................................... 7,600 7,161
3.50%, 2/15/33 .................................................... 69,132 61,895
3.38%, 5/15/33 .................................................... 123,346 109,084
3.88%, 8/15/33 .................................................... 38,000 34,978
Total U.S. Treasury Obligations (Cost $861,044)
a
a
a
728,906
Commercial Paper (0.3%)
Utilities (0.3%):
Evergy Kansas Central, 5.52%, 11/1/23(a)(j) ................................... 9,000 8,999
Total Commercial Paper (Cost $9,000)
a
a
a
8,999
Shares
Collateral for Securities Loaned (0.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.26%(k) ........ 2,907,292 2,908
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.29%(k) ............ 2,907,292 2,907
Invesco Government & Agency Portfolio, Institutional Shares, 5.28%(k) ............... 2,907,292 2,907
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.25%(k) . 2,907,292 2,907
Total Collateral for Securities Loaned (Cost $11,629)
a
a
a
11,629
Total Investments (Cost $3,806,962) — 100.4% 3,446,223
Liabilities in excess of other assets — (0.4)% (13,022)
NET ASSETS - 100.00% $ 3,433,201
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of October 31, 2023, the fair value of these securities was
$1,557,234 (thousands) and amounted to 45.4% of net assets.
(b) Amount represents less than 0.05% of net assets.
(c) Variable or Floating-Rate Security. Rate disclosed is as of October 31, 2023.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at October 31, 2023.
(e) Security is interest only.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(h) All or a portion of this security is on loan.
(i) Up to 7.13% of the coupon may be PIK.
(j) Rate represents the effective yield at October 31, 2023.
(k) Rate disclosed is the daily yield on October 31, 2023.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of October 31, 2023.

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
26
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of October 31, 2023.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of October 31, 2023.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
IDA
—
Industrial Development Authority
LIBOR
—
London Interbank Offered Rate
LIBOR01M
—
1 Month US Dollar LIBOR, rate disclosed as of October 31, 2023, based on the last reset date of the security.
LIBOR03M
—
3 Month US Dollar LIBOR, rate disclosed as of October 31, 2023, based on the last reset date of the security.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of  October 31, 2023.
SOFR01M
—
1 Month SOFR, rate disclosed as of October 31, 2023.
SOFR03M
—
3 Month SOFR, rate disclosed as of October 31, 2023.
SOFR30A
—
30 day average of SOFR, rate disclosed as of October 31, 2023.
SOFR90A
—
90 day average of SOFR, rate disclosed as of October 31, 2023.
TSFR1M
—
1 month Term SOFR, rate disclosed as of October 31, 2023.
TSFR3M
—
3 month Term SOFR, rate disclosed as of October 31, 2023.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of October 31, 2023, based on the last reset date of the security.
USISDA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of October 31, 2023.
Futures Contracts Purchased
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
10-Year U.S. Treasury Note Futures ...... 751 12/19/23 $ 83,228,744 $ 79,735,078 $ (3,493,666)
5-Year U.S. Treasury Note Futures ....... 178 12/29/23 19,004,712 18,596,828 (407,884)
U.S. Long Bond Futures .............. 919 12/19/23 110,314,377 100,573,063 (9,741,314)
$ (13,642,864)
Total unrealized appreciation $ —
Total unrealized depreciation (13,642,864)
Total net unrealized appreciation (depreciation) $ (13,642,864)

Statement of Assets and Liabilities
October 31, 2023
27
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Core Plus
Intermediate Bond
Fund
Assets:
Investments, at value (Cost $3,806,962) $ 3,446,223 (a)
Cash 2,258
Deposit with broker for futures contracts 6,905
Receivables:
Interest and dividends 27,215
Capital shares issued 9,467
Investments sold 1,847
From Adviser 81
Variation margin on open futures contracts 144
Prepaid expenses 109
Total Assets 3,494,249
Liabilities:
Payables:
Collateral received on loaned securities 11,629
Distributions 625
Investments purchased 40,362
Capital shares redeemed 6,495
Variation margin on open futures contracts 49
Accrued expenses and other payables:
Investment advisory fees 1,060
Administration fees 337
Custodian fees 40
Transfer agent fees 283
Compliance fees 3
12b-1 fees 9
Other accrued expenses 156
Total Liabilities 61,048
Commitments and contingencies (Note 5 )
Net Assets:
Capital 4,081,869
Total accumulated earnings/(loss) (648,668)
Net Assets $ 3,433,201
Net Assets
Fund Shares $ 1,360,165
Institutional Shares 1,636,292
Class A 68,755
Class C 3,569
Class R6 364,420
Total $ 3,433,201
Shares (unlimited number of shares authorized with no par value):
Fund Shares 158,156
Institutional Shares 190,217
Class A 8,004
Class C 415
Class R6 42,360
Total 399,152
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 8 .60
Institutional Shares 8 .60
Class A 8 .59
Class C(c) 8 .59
Class R6 8 .60
Maximum Sales Charge — Class A 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 8 .79
(a) Includes $11,239 thousand of securities on loan.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(c) Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Six Months Ended October 31, 2023
28
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Core Plus
Intermediate Bond
Fund
Investment Income:
Dividends $ 651
Interest 80,965
Securities lending (net of fees) 40
Total Income 81,656
Expenses:
Investment advisory fees 6,155
Administration fees — Fund Shares 1,077
Administration fees — Institutional Shares 761
Administration fees — Class A 49
Administration fees — Class C 2
Administration fees — Class R6 82
Sub-Administration fees 15
12b-1 fees — Class A 81
12b-1 fees — Class C 12
Custodian fees 119
Transfer agent fees — Fund Shares 788
Transfer agent fees — Institutional Shares 761
Transfer agent fees — Class A 33
Transfer agent fees — Class C 1
Transfer agent fees — Class R6 16
Trustees' fees 24
Compliance fees 15
Legal and audit fees 41
State registration and filing fees 89
Interfund lending fees — (a)
Line of credit fees — (a)
Other expenses 235
Recoupment of prior expenses waived/reimbursed by Adviser 1
Total Expenses 10,357
Expenses waived/reimbursed by Adviser (197)
Net Expenses 10,160
Net Investment Income (Loss) 71,496
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions (66,000)
Net realized gains (losses) from futures contracts (4,773)
Net change in unrealized appreciation/depreciation on investment securities (155,401)
Net change in unrealized appreciation/depreciation on futures contracts (21,024)
Net realized/unrealized gains (losses) on investments (247,198)
Change in net assets resulting from operations $ (175,702)
(a) Rounds to less than $1 thousand.

29
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Core Plus Intermediate Bond Fund
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 71,496 $ 86,761 $ 86,872
Net realized gains (losses) (70,773) (112,381) (78,278)
Net change in unrealized appreciation/depreciation (176,425) 17,214 (361,948)
Change in net assets resulting from operations (175,702) (8,406) (353,354)
Distributions to Shareholders:
Fund Shares (30,192) (40,721) (89,596)
Institutional Shares (32,713) (38,647) (84,811)
Class A (1,294) (1,407) (2,286)
Class C (39) (36) (90)
Class R6 (7,331) (6,195) (7,269)
Change in net assets resulting from distributions to shareholders (71,569) (87,006) (184,052)
Change in net assets resulting from capital transactions 480,182 28,833 (143,545)
Change in net assets 232,911 (66,579) (680,951)
Net Assets:
Beginning of period 3,200,290 3,266,869 3,947,820
End of period $ 3,433,201 $ 3,200,290 $ 3,266,869
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.

30
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Core Plus Intermediate Bond Fund
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 121,632 $ 130,125 $ 180,520
Distributions reinvested 29,215 39,376 87,208
Cost of shares redeemed (144,466) (215,477) (365,222)
Total Fund Shares $ 6,381 $ (45,976) $ (97,494)
Institutional Shares
Proceeds from shares issued $ 464,163 $ 281,605 $ 523,253
Distributions reinvested 30,669 37,209 82,792
Cost of shares redeemed (141,605) (376,655) (761,725)
Total Institutional Shares $ 353,227 $ (57,841) $ (155,680)
Class A
Proceeds from shares issued $ 19,223 $ 16,301 $ 21,469
Distributions reinvested 1,266 1,364 2,213
Cost of shares redeemed (6,877) (8,451) (11,138)
Total Class A $ 13,612 $ 9,214 $ 12,544
Class C
Proceeds from shares issued $ 2,197 $ 33 $ 947
Distributions reinvested 38 35 89
Cost of shares redeemed (76) (469) (1,188)
Total Class C $ 2,159 $ (401) $ (152)
Class R6
Proceeds from shares issued $ 129,845 $ 155,326 $ 135,288
Distributions reinvested 7,306 6,171 7,221
Cost of shares redeemed (32,348) (37,660) (45,272)
Total Class R6 $ 104,803 $ 123,837 $ 97,237
Change in net assets resulting from capital transactions $ 480,182 $ 28,833 $ (143,545)
Share Transactions:
Fund Shares
Issued 13,523 14,292 17,357
Reinvested 3,269 4,336 8,379
Redeemed (16,184) (23,655) (35,775)
Total Fund Shares 608 (5,027) (10,039)
Institutional Shares
Issued 51,860 30,824 49,628
Reinvested 3,435 4,097 7,963
Redeemed (15,851) (41,355) (72,261)
Total Institutional Shares 39,444 (6,434) (14,670)
Class A
Issued 2,141 1,785 2,111
Reinvested 142 150 214
Redeemed (767) (928) (1,090)
Total Class A 1,516 1,007 1,235
Class C
Issued 248 3 90
Reinvested 4 4 9
Redeemed (9) (51) (113)
Total Class C 243 (44) (14)
Class R6
Issued 14,471 16,982 13,129
Reinvested 819 678 700
Redeemed (3,615) (4,134) (4,597)
Total Class R6 11,675 13,526 9,232
Change in Shares 53,486 3,028 (14,256)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
31
See notes to financial statements.
Victory Core Plus Intermediate Bond Fund
Fund Shares
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $9.26 $9.53 $11.06 $11.21 $10.78 $10.33
Investment Activities:
Net investment income (loss) 0.19(b) 0.26(b) 0.25(b) 0.28(b) 0.36(b) 0.38
Net realized and unrealized gains (losses) (0.66) (0.27) (1.25) 0.25 0.58 0.46
Total from Investment Activities (0.47) (0.01) (1.00) 0.53 0.94 0.84
Distributions to Shareholders from:
Net investment income (0.19) (0.26) (0.25) (0.28) (0.36) (0.39)
Net realized gains — — (0.28) (0.40) (0.15) —
Total Distributions (0.19) (0.26) (0.53) (0.68) (0.51) (0.39)
Net Asset Value, End of Period $8.60 $9.26 $9.53 $11.06 $11.21 $10.78
Total Return(c)(d) (5.13)% (0.05)% (9.39)% 4.83% 8.94% 8.28%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.66% 0.66% 0.65% 0.63% 0.58% 0.64%
Net Investment Income (Loss)(e) 4.22% 3.76% 2.39% 2.50% 3.32% 3.71%
Gross Expenses(e)(h) 0.67% 0.67% 0.65% 0.63% 0.58% 0.64%
Supplemental Data:
Net Assets at end of period (000's) $1,360,165 $1,458,472 $1,549,932 $1,909,199 $1,960,334 $1,949,989
Portfolio Turnover(c)(i) 20% 42% 65% 69% 73%(j) 35%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Reflects increased trading activity due to current year transition or asset allocation shift.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
32
See notes to financial statements.
Victory Core Plus Intermediate Bond Fund
Institutional Shares
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $9.26 $9.54 $11.06 $11.22 $10.78 $10.33
Investment Activities:
Net investment income (loss) 0.19(b) 0.26(b) 0.25(b) 0.28(b) 0.37(b) 0.39
Net realized and unrealized gains (losses) (0.66) (0.28) (1.24) 0.24 0.59 0.45
Total from Investment Activities (0.47) (0.02) (0.99) 0.52 0.96 0.84
Distributions to Shareholders from:
Net investment income (0.19) (0.26) (0.25) (0.28) (0.37) (0.39)
Net realized gains — — (0.28) (0.40) (0.15) —
Total Distributions (0.19) (0.26) (0.53) (0.68) (0.52) (0.39)
Net Asset Value, End of Period $8.60 $9.26 $9.54 $11.06 $11.22 $10.78
Total Return(c)(d) (5.10)% (0.10)% (9.24)% 4.80% 9.11% 8.35%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.58% 0.59% 0.58% 0.57% 0.51% 0.58%
Net Investment Income (Loss)(e) 4.30% 3.82% 2.46% 2.56% 3.39% 3.77%
Gross Expenses(e)(h) 0.60% 0.62% 0.60% 0.59% 0.52% 0.58%
Supplemental Data:
Net Assets at end of period (000's) $1,636,292 $1,396,075 $1,499,048 $1,901,458 $1,791,887 $1,798,154
Portfolio Turnover(c)(i) 20% 42% 65% 69% 73%(j) 35%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Reflects increased trading activity due to current year transition or asset allocation shift.

33
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Core Plus Intermediate Bond Fund
Class A
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $9.25 $9.52 $11.05 $11.20 $10.77 $10.32
Investment Activities:
Net investment income (loss) 0.18(b) 0.24(b) 0.22(b) 0.25(b) 0.33(b) 0.35
Net realized and unrealized gains (losses) (0.66) (0.27) (1.25) 0.25 0.58 0.45
Total from Investment Activities (0.48) (0.03) (1.03) 0.50 0.91 0.80
Distributions to Shareholders from:
Net investment income (0.18) (0.24) (0.22) (0.25) (0.33) (0.35)
Net realized gains — — (0.28) (0.40) (0.15) —
Total Distributions (0.18) (0.24) (0.50) (0.65) (0.48) (0.35)
Net Asset Value, End of Period $8.59 $9.25 $9.52 $11.05 $11.20 $10.77
Total Return (excludes sales charge)(c)(d) (5.26)% (0.24)% (9.64)% 4.55% 8.66% 7.97%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.92% 0.92% 0.92% 0.91% 0.86% 0.93%
Net Investment Income (Loss)(e) 3.98% 3.52% 2.16% 2.22% 3.06% 3.42%
Gross Expenses(e)(h) 0.92% 0.93% 0.92% 0.92% 0.86% 0.93%
Supplemental Data:
Net Assets at end of period (000's) $68,755 $59,996 $52,190 $46,911 $45,991 $50,892
Portfolio Turnover(c)(i) 20% 42% 65% 69% 73%(j) 35%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Reflects increased trading activity due to current year transition or asset allocation shift.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
34
See notes to financial statements.
Victory Core Plus Intermediate Bond Fund
Class C
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
June 29,
2020(b)
through
July 31, 2020
Net Asset Value, Beginning of Period $9.25 $9.53 $11.05 $11.20 $10.99
Investment Activities:
Net investment income (loss)(c) 0.15 0.19 0.15 0.16 0.02
Net realized and unrealized gains (losses) (0.66) (0.27) (1.23) 0.27 0.21
Total from Investment Activities (0.51) (0.08) (1.08) 0.43 0.23
Distributions to Shareholders from:
Net investment income (0.15) (0.20) (0.16) (0.18) (0.02)
Net realized gains — — (0.28) (0.40) —
Total Distributions (0.15) (0.20) (0.44) (0.58) (0.02)
Net Asset Value, End of Period $8.59 $9.25 $9.53 $11.05 $11.20
Total Return (excludes contingent deferred sales charge)(d)(e) (5.57)% (0.82)% (10.11)% 3.90% 2.09%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 1.57% 1.56% 1.54% 1.53% 1.53%
Net Investment Income (Loss)(f) 3.36% 2.85% 1.51% 1.50% 2.06%
Gross Expenses(f)(i) 2.36% 2.82% 1.99% 2.60% 175.78%
Supplemental Data:
Net Assets at end of period (000's) $3,569 $1,594 $2,059 $2,544 $19
Portfolio Turnover(d)(j) 20% 42% 65% 69% 73%(k)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning June 29, 2020, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) Reflects increased trading activity due to current year transition or asset allocation shift.

35
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Core Plus Intermediate Bond Fund
Class R6
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $9.26 $9.54 $11.06 $11.22 $10.79 $10.33
Investment Activities:
Net investment income (loss) 0.20(b) 0.28(b) 0.27(b) 0.29(b) 0.37(b) 0.41
Net realized and unrealized gains (losses) (0.66) (0.29) (1.24) 0.25 0.59 0.46
Total from Investment Activities (0.46) (0.01) (0.97) 0.54 0.96 0.87
Distributions to Shareholders from:
Net investment income (0.20) (0.27) (0.27) (0.30) (0.38) (0.41)
Net realized gains — — (0.28) (0.40) (0.15) —
Total Distributions (0.20) (0.27) (0.55) (0.70) (0.53) (0.41)
Net Asset Value, End of Period $8.60 $9.26 $9.54 $11.06 $11.22 $10.79
Total Return(c)(d) (5.02)% 0.03% (9.08)% 4.97% 9.14% 8.66%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.42% 0.42% 0.41% 0.42% 0.39% 0.39%
Net Investment Income (Loss)(e) 4.47% 4.04% 2.70% 2.65% 3.45% 3.96%
Gross Expenses(e)(h) 0.43% 0.44% 0.43% 0.46% 0.46% 0.74%
Supplemental Data:
Net Assets at end of period (000's) $364,420 $284,153 $163,640 $87,708 $26,359 $5,513
Portfolio Turnover(c)(i) 20% 42% 65% 69% 73%(j) 35%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Reflects increased trading activity due to current year transition or asset allocation shift.

Notes to Financial Statements
October 31, 2023
Victory Portfolios III
36
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the "Fund"):
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the
Board.
Portfolio securities listed or traded on securities exchanges, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Core Plus Intermediate Bond Fund Core Plus Intermediate Bond Fund Fund Shares, Institutional Shares,
Class A, Class C, and Class R6

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
37
(Unaudited)
may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of October 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of October 31, 2023, there were no transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place.  If the Fund owns delayed-
delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting
Level 1 Level 2 Level 3 Total
Core Plus Intermediate Bond Fund
Asset-Backed Securities ......................................... $ — $ 748,950 $ — $ 748,950
Collateralized Loan Obligations ................................... — 174,661 — 174,661
Collateralized Mortgage Obligations ................................ — 349,933 — 349,933
Preferred Stocks ............................................... 16,100 — — 16,100
Senior Secured Loans ........................................... — 54,420 — 54,420
Corporate Bonds .............................................. — 784,576 — 784,576
Yankee Dollars ............................................... — 163,809 — 163,809
Municipal Bonds .............................................. — 47,004 — 47,004
U.S. Government Agency Mortgages ................................ — 357,236 — 357,236
U.S. Treasury Obligations ........................................ — 728,906 — 728,906
Commercial Paper ............................................. — 8,999 — 8,999
Collateral for Securities Loaned ................................... 11,629 — — 11,629
Total ....................................................... $ 27,729 $ 3,418,494 $ — $ 3,446,223
Other Financial Investments:*
Liabilities:
Futures Contracts .............................................. (13,643) — — (13,643)
Total ....................................................... $ (13,643) $ — $ — $ (13,643)
* Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
38
(Unaudited)
in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage
Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the
Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie
Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Leveraged Loans:
The Fund may invest in leveraged loans, a type of bank loan. Leveraged loans are adjustable-rate bank loans made to companies rated below investment grade. The interest rates on leveraged loans are reset periodically based upon the fluctuations of a base interest rate such as the
Secured Overnight Financing Rate (“SOFR”) and a “spread” above that base interest rate that represents a risk premium to the lending banks and/or other participating investors. Many bank loans bear an adjustable rate of interest; however, leveraged loans provide for a greater “spread”
over the base interest rate than other bank loans because they are considered to represent a greater credit risk. Because they are perceived to represent a greater credit risk, leveraged loans possess certain attributes that are similar to high-yield securities. However, because they are often secured by collateral of the borrower, leveraged loans possess certain attributes that are similar to other bank loans.
Below-Investment-Grade Securities:
The Fund may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the six months ended October 31, 2023, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of October 31, 2023 (amounts in thousands):
 The Fund did not hold futures contracts as of October 31, 2023. During the six-months ended October 31, 2023, the Fund held futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
39
(Unaudited)
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended October 31, 2023 (amounts in thousands):
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of
Interest income on the Statement of Operations.
The Fund may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statement of Operations.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of October 31, 2023.
Liabilities
Variation
Margin Payable
on Open Futures
Contracts*
Interest Rate Risk Exposure: (13,643,000)
Core Plus Intermediate Bond Fund ....................................................................... $ 13,643
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Interest Rate Risk Exposure: (4,773,000) (21,024,000)
Core Plus Intermediate Bond Fund ..................................................... $ (4,773) $ (21,024)

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
40
(Unaudited)
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the six months ended October 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended October 31, 2023, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds, including funds offered by VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’
annual and semi-annual reports may be viewed at vcm.com. As of October 31, 2023, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Core Plus Intermediate Bond Fund .................................... $ 11,239 $ — $ 11,629
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Core Plus Intermediate Bond Fund ................................... $ 668,015 $ 464,878 $ 507,879 $ 192,002
Affiliated Victory Portfolios III Funds
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.3
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.3
Victory Target 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.7
Victory Target 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.0
Victory Target 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6
Victory Target 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
41
(Unaudited)
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the first $50 million of the Fund's average daily net assets, 0.40%
of that portion of the Fund's average daily net assets over $50 million but not over $100 million, and 0.30% of that portion of the Fund's average daily net assets over $100 million. Amounts incurred and paid to VCM for the six months ended October 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Core Plus Bond Funds Index. The Lipper Core Plus Bond Funds Index tracks the total return performance of the largest funds within the Lipper Core Plus Bond Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class’ annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Core Plus Bond Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended October 31, 2023, performance adjustments were:
2/13
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
October 31, 2023, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, 0.15%, 0.15%, and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, Class A, Class C, and Class R6,
respectively. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Sub-
Administration fees.
Over/Under
Performance
Relative to Index
Annual Adjustment
Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
Core Plus Intermediate Bond Fund Fund Shares
Institutional
Shares Class A Class C Class R6
in thousands $ 512 $ 481 $ 15 $ —(a) $ 42
as annual % rate 0.07% 0.06% 0.05% 0.04% 0.03%
(a) Rounds to less than $1 thousand.

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
42
(Unaudited)
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares, Class A, Class C, and Class R6 are paid monthly based on a fee accrued daily at an annualized rate of 0.10%,
0.10%, 0.10%, and 0.01%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended October 31, 2023, are reflected on the Statement of Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, for Class A and Class C, at an annual rate of up to 0.25% and 1.00%, respectively, of the average daily net assets.
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A and Class C. Amounts incurred and paid to the Distributor for the six months ended October 31, 2023 are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A and Class C. For the six months ended October
31, 2023, the Distributor received $3 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
October 31, 2023, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the
Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of October 31, 2023, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at October 31, 2023. For the six months ended October 31, 2023, recoupment in the amount of $1 thousand was paid to the Adviser.
As of October 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands).
* Amount expires by July 31, 2024.
In effect until August 31, 2024
Fund Shares Institutional Shares Class A Class C Class R6
Core Plus Intermediate Bond Fund . . . . . . . . . . . . . . . . . . . 0.59% 0.52% 0.87% 1.53% 0.39%
Expires
2024
*
Expires
2025
**
Expires
2026
Expires
2027 Total
Core Plus Intermediate Bond Fund ............................ $ 225 $ 276 $ 404 $ 197 $ 1,102

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
43
(Unaudited)
** Amount expires by July 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended October 31, 2023.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Debt Securities Risk  — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.
Interest Rate Risk  — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve (also known as the “Fed”)  regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Credit Risk — The fixed-income securities in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-
income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
LIBOR Discontinuation Risk — The terms of some floating rate loans and other instruments that were previously tied to the LIBOR, which functioned as a reference rate or benchmark for these instruments but was discontinued as a floating rate benchmark have recently transitioned from, or continue to be tied to USD LIBOR synthetic rates that continue to be published until September 30, 2024. SOFR has largely been used as a new reference rate for new instruments. There is no assurance that proposed replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended October 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month SOFR plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
44
(Unaudited)
The Fund had no borrowings under the Line of Credit agreement during the six months ended October 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended October 31, 2023, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended October 31, 2023.
8. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month.  Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended April 30, 2023, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands).
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Borrower or
Lender
Amount
Outstanding
at
October 31,
2023
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Core Plus Intermediate Bond Fund ....................... Borrower $ — $ 1,200 5.59% $ 1,200
Short-Term
Amount
Long-Term
Amount Total
Core Plus Intermediate Bond Fund ......................................... $ (77,750) $ (107,362) $ (185,112)

Supplemental Information
October 31, 2023
Victory Portfolios III
45
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2023, through October 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
5/1/23
Actual
Ending
Account
Value
10/31/23
Hypothetical
Ending
Account
Value
10/31/23
Actual
Expenses
Paid During
Period
5/1/23 - 10/31/23*
Hypothetical
Expenses
Paid During
Period
5/1/23 - 10/31/23*
Annualized
Expense Ratio
During Period
5/1/23 - 10/31/23
Core Plus Intermediate Bond Fund
Fund Shares ............................ $ 1,000.00 $ 948.70 $ 1,021.82 $ 3.23 $ 3.35 0.66%
Institutional Shares ....................... 1,000.00 949.00 1,022.22 2.84 2.95 0.58%
Class A ............................... 1,000.00 947.40 1,020.51 4.50 4.67 0.92%
Class C ............................... 1,000.00 944.30 1,017.24 7.67 7.96 1.57%
Class R6 .............................. 1,000.00 949.80 1,023.03 2.06 2.14 0.42%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Supplemental Information
October 31, 2023
Victory Portfolios III
46
(Unaudited)
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
October 31, 2023
Victory Portfolios III
47
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory Capital
Transfer Agency, Inc., Victory Capital Management Inc. and its subsidiaries,
RS Investments (UK) Limited, RS Investments (Hong Kong) Limited, and RS
Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management Inc., from time to time.

Supplemental Information — continued
October 31, 2023
Victory Portfolios III
48
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
40049-1223

October 31, 2023
Semi Annual Report
Victory Extended Market Index Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Investment Objective and Portfolio Holdings 2
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
51
Statement of Operations
52
Statements of Changes in Net Assets
53
Financial Highlights
54
Notes to Financial Statements 55
Supplemental Information
Proxy Voting and Portfolio Holdings Information
62
Expense Example
62
Privacy Policy
63

2
Victory Portfolios III
Victory Extended Market Index Fund
October 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to match, before fees and expenses, the performance of all small- and mid-cap stocks as measured by the Wilshire
4500 Completion Index
SM
.
Top 10 Holdings*:
October 31, 2023
(% of Net Assets)
Top Sectors*:
October 31, 2023
(% of Net Assets)
Does not include futures contracts and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Berkshire Hathaway, Inc., Class A
3.2%
Uber Technologies, Inc.
1.4%
Snowflake, Inc., Class A
0.8%
Lululemon Athletica , Inc.
0.8%
Workday, Inc., Class A
0.7%
Marvell Technology, Inc.
0.7%
Seagen , Inc.
0.7%
Cheniere Energy, Inc.
0.7%
Crowdstrike Holdings, Inc., Class A
0.7%
KKR & Co., Inc.
0.6%
Financials
18.9%
Information Technology
17.7%
Industrials
17.0%
Health Care
11.5%
Consumer Discretionary
11.1%
Real Estate
5.5%
Energy
5.0%
Materials
4.1%
Communication Services
3.8%
Consumer Staples
2.8%

Schedule of Portfolio Investments
October 31, 2023
Victory Portfolios III
Victory Extended Market Index Fund
3
(Unaudited)
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.2%)
Communication Services (3.8%):
AdTheorent Holding Co., Inc. (a) ............................................ 2,520 $ 3
Advantage Solutions, Inc. (a) ............................................... 8,916 20
Altice USA, Inc. , Class A (a) ............................................... 22,585 65
AMC Entertainment Holdings, Inc. (a) ........................................ 17,223 184
AMC Networks, Inc. , Class A (a) ............................................ 3,343 39
Angi, Inc. , Class A (a) .................................................... 8,520 14
Anterix, Inc. (a) ........................................................ 2,051 63
Arena Group Holdings, Inc. The (a) .......................................... 2,196 9
AST SpaceMobile, Inc. (a) (b) .............................................. 8,651 29
Atlanta Braves Holdings, Inc. (a) ............................................ 5,430 189
Atn International, Inc. .................................................... 1,166 36
Bandwidth, Inc. , Class A (a) ................................................ 2,493 26
Boston Omaha Corp. , Class A (a) ............................................ 3,258 46
Bumble, Inc. , Class A (a) .................................................. 10,652 143
BuzzFeed, Inc. (a) ....................................................... 5,415 2
Cable One, Inc. ........................................................ 482 265
Cardlytics, Inc. (a) ...................................................... 4,021 50
Cargurus, Inc. (a) ....................................................... 9,215 159
Cars.com, Inc. (a) ....................................................... 6,647 101
Charge Enterprises, Inc. (a) ................................................ 12,758 4
Cinemark Holdings, Inc. (a) ................................................ 11,897 196
Clear Channel Outdoor Holdings, Inc. (a) ...................................... 48,295 53
Cogent Communications Holdings, Inc. ....................................... 4,781 311
comScore, Inc. (a) ....................................................... 7,419 5
Consolidated Communications Holdings, Inc. (a) ................................. 8,073 34
Cumulus Media, Inc. , Class A (a) ............................................ 1,456 7
CuriosityStream, Inc. (a) .................................................. 3,147 2
Daily Journal Corp. (a) ................................................... 132 38
DHI Group, Inc. (a) ...................................................... 4,318 12
DISH Network Corp. , Class A (a) ............................................ 27,251 134
EchoStar Corp. , Class A (a) ................................................ 3,696 51
Emerald Holding, Inc. (a) (b) ............................................... 1,658 8
Endeavor Group Holdings, Inc. , Class A ....................................... 21,697 494
Entravision Communications Corp. , Class A .................................... 6,482 23
Eventbrite, Inc. , Class A (a) ................................................ 8,346 69
EverQuote, Inc. , Class A (a) ................................................ 2,257 19
FingerMotion, Inc. (a) (b) .................................................. 2,971 18
Frontier Communications Parent, Inc. (a) ...................................... 24,037 431
fuboTV, Inc. (a) (b) ...................................................... 30,868 75
Gaia, Inc. (a) .......................................................... 1,420 4
Gannett Co., Inc. (a) ..................................................... 14,089 33
GCI Liberty, Inc (a) (c) .................................................... 12,260 11
Genius Brands International, Inc. (a) (b) ........................................ 3,506 3
Getty Images Holdings, Inc. (a) (b) ........................................... 21,028 89
Globalstar, Inc. (a) ...................................................... 73,192 103
Gogo, Inc. (a) .......................................................... 6,789 71
Gray Television, Inc. .................................................... 9,015 59
Grindr, Inc. (a) ......................................................... 574 3
Harte-Hanks, Inc. (a) ..................................................... 571 4
IAC, Inc. (a) ........................................................... 8,094 344
IDT Corp. , Class B (a) .................................................... 1,735 49
iHeartMedia, Inc. , Class A (a) .............................................. 12,453 29
Innovid Corp. (a) ....................................................... 9,645 10
Iridium Communications, Inc. .............................................. 12,231 453
IZEA Worldwide, Inc. (a) .................................................. 1,606 3
John Wiley & Sons, Inc. , Class A ............................................ 4,618 140
KORE Group Holdings, Inc. (a) ............................................. 3,805 2
Lee Enterprises, Inc. (a) ................................................... 561 5
Liberty Broadband Corp. , Class A (a) ......................................... 1,822 152
Liberty Broadband Corp. , Class C (a) ......................................... 12,735 1,061
Liberty Latin America, Ltd. , Class C (a) ....................................... 15,459 106
Liberty Media Corp.-Liberty Formula One (a) ................................... 22,187 1,435

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Liberty Media Corp.-Liberty Live (a) ......................................... 6,424 $ 205
Liberty Media Corp.-Liberty Live (a) ......................................... 2,614 82
Liberty Media Corp.-Liberty SiriusXM (a) ..................................... 21,629 531
Liberty Media Corp.-Liberty SiriusXM (a) ..................................... 10,460 256
Liberty TripAdvisor Holdings, Inc. , Class A (a) .................................. 7,923 1
Lions Gate Entertainment Corp. , Class A (a) .................................... 6,699 53
Lions Gate Entertainment Corp. , Class B (a) .................................... 13,797 103
LiveOne, Inc. (a) ........................................................ 9,317 9
Loop Media, Inc. (a) ..................................................... 3,456 1
Lumen Technologies, Inc. (a) ............................................... 108,559 158
Madison Square Garden Entertainment Corp. (a) ................................. 3,835 117
Madison Square Garden Sports Corp. (a) ....................................... 1,809 304
Magnite, Inc. (a) ........................................................ 13,094 87
MediaAlpha, Inc. , Class A (a) .............................................. 2,083 21
National CineMedia, Inc. (a) ............................................... 9,671 38
Nexstar Media Group, Inc. ................................................ 3,663 513
Nextdoor Holdings, Inc. (a) ................................................ 14,987 27
Ooma, Inc. (a) ......................................................... 2,475 27
Outbrain, Inc. (a) ....................................................... 3,809 16
Pinterest, Inc. , Class A (a) ................................................. 63,308 1,892
Playstudios, Inc. (a) ...................................................... 9,217 26
Playtika Holding Corp. (a) ................................................. 5,639 47
PSQ Holdings, Inc. (a) (b) ................................................. 1,716 10
PubMatic, Inc. , Class A (a) ................................................ 4,500 51
QuinStreet, Inc. (a) ...................................................... 5,459 62
Reservoir Media, Inc. (a) (b) ................................................ 3,769 21
ROBLOX Corp. , Class A (a) ............................................... 51,064 1,624
Roku, Inc. (a) .......................................................... 13,501 804
Rumble, Inc. (a) (b) ...................................................... 8,529 38
Scholastic Corp. ........................................................ 2,866 106
Shenandoah Telecommunications Co. ........................................ 5,027 119
Shutterstock, Inc. ....................................................... 2,696 110
Sinclair, Inc. .......................................................... 3,878 42
Skillz, Inc. (a) (b) ........................................................ 1,423 7
Snap, Inc. , Class A (a) .................................................... 109,797 1,099
Sphere Entertainment Co. (a) ............................................... 3,056 101
Spok Holdings, Inc. ..................................................... 1,997 30
Stagwell, Inc. (a) ........................................................ 12,286 51
SurgePays, Inc. (a) (b) .................................................... 938 4
System1, Inc. (a) ........................................................ 1,955 2
Taboola.com Ltd. (a) (b) ................................................... 14,557 53
TechTarget, Inc. (a) ...................................................... 2,721 69
TEGNA, Inc. .......................................................... 21,925 318
Telephone and Data Systems, Inc. ........................................... 10,760 196
The E.W. Scripps Co. , Class A (a) ........................................... 6,617 36
The Marcus Corp. (b) .................................................... 2,569 40
The New York Times Co. , Class A ........................................... 17,615 710
The Trade Desk, Inc. , Class A (a) ............................................ 48,542 3,445
Thryv Holdings, Inc. (a) .................................................. 3,347 58
TKO Group Holdings, Inc. ................................................ 9,045 742
Townsquare Media, Inc. , Class A ............................................ 1,182 10
Travelzoo (a) .......................................................... 802 6
TripAdvisor, Inc. (a) ..................................................... 11,281 167
TrueCar, Inc. (a) ........................................................ 7,719 14
United States Cellular Corp. (a) ............................................. 1,551 65
Urban One, Inc. (a) ...................................................... 964 5
Urban One, Inc. (a) ...................................................... 1,686 9
Vimeo, Inc. (a) ......................................................... 15,747 48
Vivid Seats, Inc. , Class A (a) ............................................... 3,919 23
Warner Music Group Corp. , Class A ......................................... 14,443 452
WideOpenWest, Inc. (a) ................................................... 5,335 38
Yelp, Inc. (a) ........................................................... 7,249 306
Zedge, Inc. , Class B (a) ................................................... 1,269 2
Ziff Davis, Inc. (a) ....................................................... 5,006 303

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
ZipRecruiter, Inc. (a) ..................................................... 6,540 $ 70
ZoomInfo Technologies, Inc. (a) ............................................. 33,089 429
24,005
Consumer Discretionary (11.1%):
1-800-Flowers.com, Inc. , Class A (a) ......................................... 3,149 24
1stdibs.com, Inc. (a) (b) ................................................... 2,557 11
2U, Inc. (a) ............................................................ 8,411 18
Abercrombie & Fitch Co. (a) ............................................... 5,337 325
Academy Sports & Outdoors, Inc. ........................................... 8,027 360
Accel Entertainment, Inc. (a) ............................................... 6,116 60
Acushnet Holdings Corp. ................................................. 3,291 168
Adient PLC (a) ......................................................... 10,190 343
ADT, Inc. ............................................................ 35,232 199
Adtalem Global Education, Inc. (a) ........................................... 4,474 232
Advance Auto Parts, Inc. ................................................. 6,470 337
Allbirds, Inc. , Class A (a) .................................................. 10,375 9
Allurion Technologies, Inc. (a) .............................................. 1,226 5
AMCON Distributing Co. ................................................. 17 3
American Axle & Manufacturing Holdings, Inc. (a) ............................... 12,221 82
American Eagle Outfitters, Inc. ............................................. 19,962 349
American Outdoor Brands, Inc. (a) ........................................... 1,391 12
American Public Education, Inc. (a) .......................................... 1,875 8
America's Car-Mart, Inc. (a) ................................................ 656 44
AMMO, Inc. (a) ........................................................ 9,593 28
Aramark ............................................................. 28,402 765
Arhaus, Inc. (a) ......................................................... 3,797 33
Ark Restaurants Corp. ................................................... 198 3
Arko Corp. ........................................................... 7,824 59
Asbury Automotive Group, Inc. (a) ........................................... 2,261 433
Aterian, Inc. (a) (b) ...................................................... 8,439 2
Autoliv, Inc. .......................................................... 9,383 860
AutoNation, Inc. (a) ..................................................... 3,146 409
Bally's Corp. (a) ........................................................ 4,312 39
BARK, Inc. (a) ......................................................... 11,597 12
Barnes & Noble Education, Inc. (a) .......................................... 3,881 4
Bassett Furniture Industries, Inc. ............................................ 894 14
Beazer Homes USA, Inc. (a) ............................................... 3,065 74
Big 5 Sporting Goods Corp. ............................................... 2,319 16
Big Lots, Inc. (b) ........................................................ 2,982 14
Biglari Holdings, Inc. , Class B (a) ........................................... 227 34
BJ's Restaurants, Inc. (a) .................................................. 2,487 64
Bloomin' Brands, Inc. (b) .................................................. 9,380 219
Bluegreen Vacations Holding Corp. .......................................... 1,014 34
Boot Barn Holdings, Inc. (a) ............................................... 3,263 227
BowFlex, Inc. (a) ....................................................... 3,490 3
Bowlero Corp. (a) (b) ..................................................... 11,763 119
Boyd Gaming Corp. ..................................................... 7,804 431
Bright Horizons Family Solutions, Inc. (a) ..................................... 6,297 466
Brilliant Earth Group, Inc. (a) .............................................. 1,283 4
Brinker International, Inc. (a) ............................................... 4,806 163
Brunswick Corp. ....................................................... 7,521 522
Build-A-Bear Workshop, Inc. .............................................. 1,437 36
Burlington Stores, Inc. (a) ................................................. 7,127 863
Caleres, Inc. .......................................................... 3,787 97
Camping World Holdings, Inc. , Class A (b) ..................................... 4,455 75
Canoo, Inc. (a) (b) ....................................................... 55,238 15
CarParts.com, Inc. (a) .................................................... 5,702 16
Carriage Services, Inc. ................................................... 1,431 31
Carrols Restaurant Group, Inc. (a) ........................................... 3,773 22
Carter's, Inc. .......................................................... 3,972 267
Carvana Co. (a) (b) ...................................................... 9,250 250
Cavco Industries, Inc. (a) .................................................. 887 221
Cenntro Electric Group Ltd. (a) (b) ........................................... 22,748 4

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Century Casinos, Inc. (a) .................................................. 2,900 $ 13
Century Communities, Inc. ................................................ 3,132 193
Chegg, Inc. (a) ......................................................... 12,167 92
Chewy, Inc. , Class A (a) .................................................. 12,831 248
Chico's FAS, Inc. (a) (b) ................................................... 13,023 97
Choice Hotels International, Inc. ............................................ 3,377 373
Churchill Downs, Inc. .................................................... 7,323 804
Chuy's Holdings, Inc. (a) .................................................. 1,963 66
Citi Trends, Inc. (a) ...................................................... 868 21
Clarus Corp. .......................................................... 3,129 18
Columbia Sportswear Co. ................................................. 3,842 284
Conn's, Inc. (a) ......................................................... 1,471 4
ContextLogic, Inc. , Class A (a) (b) ........................................... 2,195 9
Cooper-Standard Holdings, Inc. (a) ........................................... 1,833 23
Coupang, Inc. (a) ....................................................... 125,540 2,134
Coursera, Inc. (a) ....................................................... 12,008 208
Cracker Barrel Old Country Store, Inc. ........................................ 2,386 158
Crocs, Inc. (a) .......................................................... 6,504 581
Crown Crafts, Inc. ...................................................... 1,015 4
Dana, Inc. ............................................................ 15,703 180
Dave & Buster's Entertainment, Inc. (a) ....................................... 4,623 162
Deckers Outdoor Corp. (a) ................................................. 2,843 1,697
Delta Apparel, Inc. (a) .................................................... 655 5
Denny's Corp. (a) ....................................................... 5,791 50
Designer Brands, Inc. , Class A (b) ........................................... 5,552 56
Destination XL Group, Inc. (a) .............................................. 6,305 26
Dick's Sporting Goods, Inc. ................................................ 6,551 701
Dillard's, Inc. , Class A ................................................... 934 290
Dine Brands Global, Inc. ................................................. 1,589 78
DoorDash, Inc. , Class A (a) ................................................ 28,543 2,139
Dorman Products, Inc. ................................................... 2,872 179
DraftKings, Inc. (a) ...................................................... 46,910 1,296
Dream Finders Homes, Inc. , Class A (a) ....................................... 2,385 47
Duluth Holdings, Inc. , Class B (a) ........................................... 1,337 7
Duolingo, Inc. (a) ....................................................... 3,732 545
Dutch Bros, Inc. , Class A (a) (b) ............................................. 4,467 109
El Pollo Loco Holdings, Inc. (a) ............................................. 2,898 24
Envela Corp. (a) ........................................................ 828 3
Escalade, Inc. (b) ....................................................... 981 17
Ethan Allen Interiors, Inc. ................................................. 2,509 66
European Wax Center, Inc. , Class A (a) ........................................ 3,651 54
Everi Holdings, Inc. (a) ................................................... 9,380 101
EVgo, Inc. (a) (b) ........................................................ 10,680 22
Express, Inc. (a) ........................................................ 373 3
Faraday Future Intelligent Electric, Inc. (a) (b) ................................... 1,897 2
FAT Brands, Inc. ....................................................... 476 3
Figs, Inc. , Class A (a) .................................................... 16,956 93
First Watch Restaurant Group, Inc. (a) ........................................ 2,682 45
Fisker, Inc. (a) (b) ....................................................... 21,085 95
Five Below, Inc. (a) ...................................................... 5,997 1,043
Flexsteel Industries, Inc. .................................................. 403 8
Floor & Decor Holdings, Inc. , Class A (a) ...................................... 11,464 945
Foot Locker, Inc. ....................................................... 8,877 186
Fossil Group, Inc. (a) ..................................................... 5,131 8
Fox Factory Holding Corp. (a) .............................................. 4,656 379
Frontdoor, Inc. (a) ....................................................... 8,829 255
Full House Resorts, Inc. (a) ................................................ 3,572 13
Funko, Inc. , Class A (a) ................................................... 3,145 24
GameStop Corp. , Class A (a) (b) ............................................. 29,137 401
GAN Ltd. (a) .......................................................... 4,616 4
Genesco, Inc. (a) ........................................................ 1,284 35
Gentex Corp. .......................................................... 25,654 736
Gentherm, Inc. (a) ....................................................... 3,589 144
G-III Apparel Group Ltd. (a) ............................................... 4,422 113

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Global Business Travel Group I (a) (b) ......................................... 28,598 $ 141
Golden Entertainment, Inc. ................................................ 2,284 72
GoPro, Inc. , Class A (a) ................................................... 13,482 34
Graham Holdings Co. , Class B ............................................. 389 225
Grand Canyon Education, Inc. (a) ............................................ 3,261 386
Green Brick Partners, Inc. (a) ............................................... 4,638 179
Group 1 Automotive, Inc. ................................................. 1,482 374
Groupon, Inc. (a) (b) ..................................................... 1,854 24
Grove Collaborative Holdings (a) (b) .......................................... 1,836 3
GrowGeneration Corp. (a) ................................................. 6,393 13
Guess?, Inc. ........................................................... 2,945 63
H&R Block, Inc. ....................................................... 15,993 656
Hall of Fame Resort & Entertainment Co. (a) (b) ................................. 411 1
Hamilton Beach Brands Holding Co. , Class A ................................... 664 8
Hanesbrands, Inc. ....................................................... 38,067 159
Harley-Davidson, Inc. ................................................... 15,415 414
Haverty Furniture Cos., Inc. ............................................... 1,493 39
Helen of Troy Ltd. (a) .................................................... 2,622 258
Hibbett, Inc. .......................................................... 1,359 63
Hilton Grand Vacations, Inc. (a) ............................................. 8,345 300
Holley, Inc. (a) ......................................................... 5,462 23
Hooker Furniture Corp. .................................................. 1,176 20
Hovnanian Enterprises, Inc. , Class A (a) ....................................... 505 35
Hyatt Hotels Corp. , Class A ................................................ 4,895 501
Inspired Entertainment, Inc. (a) ............................................. 2,692 27
Installed Building Products, Inc. ............................................ 2,591 289
iRobot Corp. (a) ........................................................ 2,922 96
J. Jill, Inc. (a) .......................................................... 536 15
Jack in the Box, Inc. ..................................................... 2,165 137
JAKKS Pacific, Inc. (a) ................................................... 808 14
Johnson Outdoors, Inc. , Class A ............................................ 914 43
KB Home ............................................................ 8,593 380
Kirkland's, Inc. (a) (b) .................................................... 1,239 2
Kohl's Corp. .......................................................... 11,556 261
Kontoor Brands, Inc. .................................................... 6,044 281
Krispy Kreme, Inc. ...................................................... 8,317 108
Kura Sushi USA, Inc. , Class A (a) ........................................... 600 34
Lakeland Industries, Inc. .................................................. 751 11
Lands' End, Inc. (a) ...................................................... 1,298 8
Landsea Homes Corp. (a) ................................................. 1,611 12
Latham Group, Inc. (a) ................................................... 4,039 9
Laureate Education, Inc. .................................................. 13,995 198
La-Z-Boy, Inc. ......................................................... 4,684 137
Lazydays Holdings, Inc. (a) (b) .............................................. 1,376 9
LCI Industries ......................................................... 2,672 290
Lear Corp. ............................................................ 6,456 838
Legacy Housing Corp. (a) ................................................. 1,045 19
Leggett & Platt, Inc. ..................................................... 14,345 336
Leslie's, Inc. (a) ........................................................ 18,402 91
Levi Strauss & Co. , Class A ............................................... 9,636 132
LGI Homes, Inc. (a) ..................................................... 2,251 213
Life Time Group Holdings, Inc. (a) ........................................... 6,249 74
Lifetime Brands, Inc. .................................................... 1,247 7
Light & Wonder, Inc. (a) .................................................. 9,939 727
Lincoln Educational Services Corp. (a) ........................................ 2,998 26
Lindblad Expeditions Holdings, Inc. (a) ....................................... 3,927 24
Lithia Motors, Inc. ...................................................... 2,968 719
Live Ventures, Inc. (a) .................................................... 118 3
LUB Liquidating Trust (a) (c) ............................................... 2,351 2
Lucid Group, Inc. (a) (b) ................................................... 92,803 382
Lululemon Athletica, Inc. (a) ............................................... 12,143 4,778
Lulu's Fashion Lounge Holdings, Inc. (a) ...................................... 1,500 3
Lumber Liquidators Holdings, Inc. (a) (b) ...................................... 2,904 9
Luminar Technologies, Inc. (a) (b) ............................................ 27,073 86

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
M/I Homes, Inc. (a) ...................................................... 3,024 $ 248
Macy's, Inc. ........................................................... 29,771 363
Malibu Boats, Inc. , Class A (a) .............................................. 2,219 97
Marine Products Corp. ................................................... 1,174 11
MarineMax, Inc. (a) ..................................................... 2,191 60
Marriott Vacations Worldwide Corp. ......................................... 3,687 331
MasterCraft Boat Holdings, Inc. (a) .......................................... 1,834 37
Mattel, Inc. (a) ......................................................... 38,141 728
MDC Holdings, Inc. ..................................................... 6,554 249
Meritage Homes Corp. ................................................... 3,960 451
Mister Car Wash, Inc. (a) .................................................. 9,959 52
Modine Manufacturing Co. (a) .............................................. 5,573 220
Monarch Casino & Resort, Inc. ............................................. 1,473 89
Mondee Holdings, Inc. (a) (b) ............................................... 2,885 11
Monro, Inc. ........................................................... 3,349 83
Motorcar Parts of America, Inc. (a) ........................................... 2,067 15
Movado Group, Inc. ..................................................... 1,670 47
Mullen Automotive, Inc. (a) (b) .............................................. 20,024 5
Murphy USA, Inc. ...................................................... 2,145 778
Nathan's Famous, Inc. .................................................... 309 20
National Vision Holdings, Inc. (a) ............................................ 8,418 131
Nerdy, Inc. (a) .......................................................... 7,640 24
Newegg Commerce, Inc. (a) ................................................ 2,076 1
Newell Brands, Inc. ..................................................... 45,485 306
Noodles & Co. (a) ....................................................... 3,572 8
Nordstrom, Inc. ........................................................ 10,648 149
Ollie's Bargain Outlet Holdings, Inc. (a) ....................................... 6,781 524
OneWater Marine, Inc. (a) ................................................. 1,152 26
Overstock.com, Inc. (a) ................................................... 4,918 77
Oxford Industries, Inc. ................................................... 1,659 140
Papa John's International, Inc. .............................................. 3,526 229
Patrick Industries, Inc. ................................................... 2,319 174
Peloton Interactive, Inc. , Class A (a) (b) ........................................ 33,528 160
Penn Entertainment, Inc. (a) ................................................ 16,206 320
Penske Automotive Group, Inc. ............................................. 2,071 296
Perdoceo Education Corp. ................................................. 6,994 127
Petco Health & Wellness Co., Inc. (a) ......................................... 16,374 57
PetMed Express, Inc. .................................................... 2,233 15
Phinia, Inc. ........................................................... 5,063 131
Planet Fitness, Inc. , Class A (a) ............................................. 9,200 508
PlayAGS, Inc. (a) ....................................................... 4,054 29
PLBY Group, Inc. (a) .................................................... 5,927 4
Polaris, Inc. ........................................................... 5,856 506
Portillo's, Inc. , Class A (a) ................................................. 5,208 78
Potbelly Corp. (a) ....................................................... 2,449 22
Purple Innovation, Inc. (b) ................................................. 10,880 11
PVH Corp. ........................................................... 6,892 512
QuantumScape Corp. (a) (b) ................................................ 34,617 181
Qurate Retail, Inc. , Class A (a) .............................................. 38,428 17
RCI Hospitality Holdings, Inc. ............................................. 911 50
Red Robin Gourmet Burgers, Inc. (a) ......................................... 1,646 13
Red Rock Resorts, Inc. , Class A ............................................. 5,390 213
Regis Corp. (a) ......................................................... 4,407 3
Rent the Runway, Inc. , Class A (a) (b) ......................................... 3,812 2
Revolve Group, Inc. (a) ................................................... 4,448 61
RH (a) ............................................................... 2,036 444
Rivian Automotive, Inc. , Class A (a) .......................................... 72,331 1,173
Rocky Brands, Inc. ...................................................... 753 9
Rover Group, Inc. (a) .................................................... 11,392 73
RumbleON, Inc. , Class B (a) (b) ............................................. 1,209 8
Rush Street Interactive, Inc. (a) ............................................. 6,455 23
Sabre Corp. (a) ......................................................... 38,765 136
Sadot Group, Inc. (a) ..................................................... 3,191 2
Sally Beauty Holdings, Inc. (a) .............................................. 11,725 100

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
SeaWorld Entertainment, Inc. (a) ............................................ 6,890 $ 297
Service Corp. International ................................................ 16,090 876
Shake Shack, Inc. , Class A (a) .............................................. 4,120 231
Shoe Carnival, Inc. ...................................................... 1,802 41
Signet Jewelers Ltd. ..................................................... 4,686 327
Six Flags Entertainment Corp. (a) ............................................ 9,087 181
Skechers USA, Inc. , Class A (a) ............................................. 14,619 705
Skyline Champion Corp. (a) ................................................ 6,153 361
Sleep Number Corp. (a) ................................................... 2,319 38
Smith & Wesson Brands, Inc. .............................................. 4,970 73
Snap One Holdings Corp. (a) ............................................... 1,932 14
Soho House & Co., Inc. (a) (b) .............................................. 5,386 39
Solid Power, Inc. (a) (b) ................................................... 13,722 18
Solo Brands, Inc. , Class A (a) ............................................... 2,852 11
Sonder Holdings, Inc. (a) .................................................. 968 7
Sonic Automotive, Inc. , Class A ............................................ 1,415 68
Sonos, Inc. (a) ......................................................... 13,108 141
Sportsman's Warehouse Holdings, Inc. (a) ...................................... 4,018 20
Standard Motor Products, Inc. .............................................. 2,053 72
Steven Madden Ltd. ..................................................... 7,863 258
Stitch Fix, Inc. , Class A (a) ................................................ 8,739 29
Stoneridge, Inc. (a) ...................................................... 2,873 47
Strategic Education, Inc. .................................................. 2,607 215
Strattec Strategy Corp. (a) ................................................. 410 9
Stride, Inc. (a) .......................................................... 4,488 247
Sturm Ruger & Co., Inc. .................................................. 1,889 105
Superior Group of Cos., Inc. ............................................... 1,233 10
Superior Industries International, Inc. (a) ....................................... 2,315 6
Sweetgreen, Inc. , Class A (a) ............................................... 9,549 99
Target Hospitality Corp. (a) (b) .............................................. 3,684 51
Taylor Morrison Home Corp. (a) ............................................ 11,547 442
Tempur Sealy International, Inc. ............................................ 18,352 733
Texas Roadhouse, Inc. ................................................... 7,335 745
The Aaron's Co., Inc. .................................................... 3,291 24
The Beachbody Co., Inc. (a) (b) ............................................. 16,462 3
The Buckle, Inc. ........................................................ 3,382 114
The Cato Corp. , Class A .................................................. 1,862 13
The Cheesecake Factory, Inc. .............................................. 5,241 163
The Children's Place, Inc. (a) ............................................... 1,275 35
The Container Store Group, Inc. (a) .......................................... 3,671 7
The Gap, Inc. .......................................................... 24,388 312
The Goodyear Tire & Rubber Co. (a) ......................................... 30,842 367
The Lovesac Co. (a) ..................................................... 1,472 24
The ODP Corp. (a) ...................................................... 4,014 180
The ONE Group Hospitality, Inc. (a) .......................................... 2,711 12
The RealReal, Inc. (a) (b) .................................................. 8,756 12
The Wendy's Co. ....................................................... 20,930 398
Thor Industries, Inc. ..................................................... 5,565 489
ThredUp, Inc. , Class A (a) ................................................. 7,772 25
Tile Shop Holdings, Inc. (a) ................................................ 2,791 15
Tilly's, Inc. , Class A (a) ................................................... 2,406 19
Toll Brothers, Inc. ...................................................... 11,694 827
TopBuild Corp. (a) ...................................................... 3,455 790
Topgolf Callaway Brands Corp. (a) ........................................... 15,695 192
Torrid Holdings, Inc. (a) (b) ................................................ 1,141 3
Traeger, Inc. (a) ........................................................ 8,173 21
Travel + Leisure Co. ..................................................... 7,718 263
Tri Pointe Homes, Inc. (a) ................................................. 10,662 267
Tupperware Brands Corp. (a) (b) ............................................. 3,959 8
Udemy, Inc. (a) ......................................................... 6,610 59
Under Armour, Inc. , Class A (a) ............................................. 20,738 142
Under Armour, Inc. , Class C (a) ............................................. 18,069 116
Unifi, Inc. (a) .......................................................... 1,709 11
United Homes Group, Inc. (a) .............................................. 662 4

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Universal Electronics, Inc. (a) .............................................. 1,220 $ 10
Universal Technical Institute, Inc. (a) ......................................... 3,594 31
Upbound Group, Inc. .................................................... 5,414 141
Urban Outfitters, Inc. (a) .................................................. 6,418 222
Vacasa, Inc. , Class A (a) .................................................. 608 5
Vail Resorts, Inc. ....................................................... 4,195 890
Valvoline, Inc. ......................................................... 15,086 448
Vera Bradley, Inc. (a) ..................................................... 2,480 18
Victoria's Secret & Co. (a) (b) ............................................... 7,546 135
Vista Outdoor, Inc. (a) .................................................... 6,119 154
Visteon Corp. (a) ........................................................ 3,068 353
Vizio Holding Corp. , Class A (a) ............................................ 7,526 38
VOXX International Corp. (a) .............................................. 1,266 12
Vroom, Inc. (a) ......................................................... 13,353 11
Vuzix Corp. (a) (b) ....................................................... 6,402 21
W.W. International, Inc. (a) ................................................ 8,418 66
Wag! Group Co. (a) ...................................................... 1,193 2
Warby Parker, Inc. , Class A (a) .............................................. 9,205 119
Wayfair, Inc. , Class A (a) .................................................. 8,927 380
Weyco Group, Inc. ...................................................... 555 16
Williams-Sonoma, Inc. ................................................... 6,917 1,039
Wingstop, Inc. ......................................................... 3,229 590
Winmark Corp. ........................................................ 314 127
Winnebago Industries, Inc. ................................................ 3,220 187
Wolverine World Wide, Inc. ............................................... 8,476 68
Workhorse Group, Inc. (a) (b) ............................................... 22,236 9
Wyndham Hotels & Resorts, Inc. ............................................ 9,074 657
XPEL, Inc. (a) ......................................................... 2,337 108
Xponential Fitness, Inc. , Class A (a) .......................................... 2,757 39
YETI Holdings, Inc. (a) ................................................... 9,437 401
Zumiez, Inc. (a) ........................................................ 1,739 29
70,802
Consumer Staples (2.8%):
22nd Century Group, Inc. (a) ............................................... 2,270 1
Albertsons Cos., Inc. , Class A .............................................. 36,059 782
Alico, Inc. ............................................................ 577 14
B&G Foods, Inc. (b) ..................................................... 7,706 62
BellRing Brands, Inc. (a) .................................................. 14,301 625
Benson Hill, Inc. (a) ..................................................... 12,799 2
Beyond Meat, Inc. (a) (b) .................................................. 6,651 40
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 14,550 991
Blue Apron Holdings, Inc. , Class A (a) ........................................ 568 7
BRC, Inc. , Class A (a) (b) .................................................. 6,532 19
Calavo Growers, Inc. .................................................... 1,837 47
Cal-Maine Foods, Inc. ................................................... 4,467 202
Casey's General Stores, Inc. ............................................... 4,109 1,117
Celsius Holdings, Inc. (a) .................................................. 4,648 707
Central Garden & Pet Co. (a) ............................................... 1,010 44
Central Garden & Pet Co. , Class A (a) ........................................ 4,325 172
Coca-Cola Consolidated, Inc. .............................................. 515 328
Coty, Inc. , Class A (a) .................................................... 38,425 360
Darling Ingredients, Inc. (a) ................................................ 17,352 769
Dole PLC ............................................................ 6,779 77
e.l.f. Beauty, Inc. (a) ..................................................... 5,685 527
Edgewell Personal Care Co. ............................................... 5,528 193
Energizer Holdings, Inc. .................................................. 7,306 231
Farmer Brothers Co. (a) ................................................... 1,789 5
Flowers Foods, Inc. ..................................................... 21,365 469
Forafric Global PLC (a) ................................................... 472 5
Fresh Del Monte Produce, Inc. ............................................. 4,125 103
Freshpet, Inc. (a) ........................................................ 5,085 292
Grocery Outlet Holding Corp. (a) ............................................ 9,987 276
Herbalife Ltd. (a) ....................................................... 10,553 150

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Honest Co., Inc. (a) ...................................................... 6,367 $ 7
Hostess Brands, Inc. (a) ................................................... 14,309 478
Ingles Markets, Inc. , Class A ............................................... 1,593 128
Ingredion, Inc. ......................................................... 6,978 653
Inter Parfums, Inc. ...................................................... 1,968 250
Ispire Technology, Inc. (a) ................................................. 1,371 11
J & J Snack Foods Corp. .................................................. 1,653 259
John B Sanfilippo & Son, Inc. .............................................. 966 99
Lancaster Colony Corp. .................................................. 2,118 358
Lifecore Biomedical, Inc. (a) ............................................... 3,266 23
Lifevantage Corp. ...................................................... 1,131 8
Lifeway Foods, Inc. (a) ................................................... 435 5
Limoneira Co. ......................................................... 1,837 26
Mama's Creations, Inc. (a) ................................................. 3,047 10
Medifast, Inc. ......................................................... 1,173 81
MGP Ingredients, Inc. .................................................... 1,500 142
Mission Produce, Inc. (a) .................................................. 4,667 44
National Beverage Corp. (a) ................................................ 2,360 109
Natural Alternatives International, Inc. (a) ...................................... 528 3
Natural Grocers by Vitamin Cottage, Inc. ...................................... 1,049 13
Natural Health Trends Corp. ............................................... 772 4
Nature's Sunshine Products, Inc. (a) .......................................... 1,616 29
Nu Skin Enterprises, Inc. , Class A ........................................... 5,380 102
Oil-Dri Corp. of America ................................................. 533 31
Olaplex Holdings, Inc. (a) ................................................. 14,389 20
Performance Food Group Co. (a) ............................................ 16,650 962
Pilgrim's Pride Corp. (a) .................................................. 4,424 113
Planet Green Holdings Corp. (a) ............................................. 5,304 3
Post Holdings, Inc. (a) .................................................... 5,450 438
PriceSmart, Inc. ........................................................ 2,798 175
Reynolds Consumer Products, Inc. .......................................... 6,001 153
Rite Aid Corp. (a) (b) (d) ................................................... 6,044 1
Seaboard Corp. ........................................................ 28 98
Seneca Foods Corp. , Class A (a) ............................................. 569 31
Sovos Brands, Inc. (a) .................................................... 5,456 118
SpartanNash Co. ....................................................... 3,728 84
Spectrum Brands Holdings, Inc. ............................................ 3,803 286
Splash Beverage Group, Inc. (a) ............................................. 3,622 2
Sprouts Farmers Market, Inc. (a) ............................................ 11,098 466
The Andersons, Inc. ..................................................... 3,487 175
The Beauty Health Co. (a) ................................................. 9,638 39
The Boston Beer Co., Inc. , Class A (a) ........................................ 1,039 347
The Chefs' Warehouse, Inc. (a) .............................................. 3,836 73
The Duckhorn Portfolio, Inc. (a) ............................................. 5,322 56
The Hain Celestial Group, Inc. (a) ........................................... 9,735 108
The Real Good Food Co., Inc. (a) ............................................ 744 2
The Simply Good Foods Co. (a) ............................................. 9,956 371
The Vita Coco Co., Inc. (a) ................................................ 3,349 91
Tootsie Roll Industries, Inc. ................................................ 1,557 48
TreeHouse Foods, Inc. (a) ................................................. 6,134 256
Turning Point Brands, Inc. ................................................ 1,856 37
U.S. Foods Holding Corp. (a) ............................................... 26,860 1,046
United Natural Foods, Inc. (a) .............................................. 6,311 92
United-Guardian, Inc. .................................................... 323 2
Universal Corp. ........................................................ 2,626 118
Upexi, Inc. (a) ......................................................... 1,466 2
USANA Health Sciences, Inc. (a) ............................................ 1,230 56
Utz Brands, Inc. ........................................................ 7,223 88
Vector Group Ltd. ...................................................... 14,737 151
Veru, Inc. (a) .......................................................... 7,639 7
Village Super Market, Inc. , Class A .......................................... 952 23
Vintage Wine Estates, Inc. (a) ............................................... 3,261 2
Vital Farms, Inc. (a) ..................................................... 2,855 32
Waldencast PLC , Class A (a) (b) ............................................. 2,848 22

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
WD-40 Co. ........................................................... 1,476 $ 312
Weis Markets, Inc. ...................................................... 1,803 117
Westrock Coffee Co. (a) (b) ................................................ 2,984 25
Whole Earth Brands, Inc. (a) ............................................... 3,290 12
WK Kellogg Co. (a) ..................................................... 7,848 79
Zevia PBC , Class A (a) ................................................... 4,404 9
18,238
Energy (5.0%):
Adams Resources & Energy, Inc. ............................................ 270 9
Aemetis, Inc. (a) (b) ...................................................... 3,842 18
American Resources Corp. (a) .............................................. 5,759 8
Amplify Energy Corp. (a) (b) ............................................... 4,207 29
Antero Midstream Corp. .................................................. 36,900 455
Antero Resources Corp. (a) ................................................ 30,369 894
Archrock, Inc. ......................................................... 15,307 194
Ardmore Shipping Corp. .................................................. 3,858 51
Atlas Energy Solutions, Inc. ............................................... 1,945 35
Berry Corp. ........................................................... 8,149 68
BP Prudhoe Bay Royalty Trust (b) ........................................... 2,352 11
Bristow Group, Inc. (a) ................................................... 3,004 79
Cactus, Inc. , Class A ..................................................... 7,029 330
California Resources Corp. ................................................ 6,366 335
Callon Petroleum Co. (a) .................................................. 5,767 215
Camber Energy, Inc. (a) (b) ................................................. 9,229 3
Centrus Energy Corp. , Class A (a) ........................................... 1,351 72
ChampionX Corp. ...................................................... 21,388 659
Cheniere Energy, Inc. .................................................... 25,915 4,313
Chesapeake Energy Corp. ................................................. 12,073 1,039
Chord Energy Corp. ..................................................... 4,427 732
Civitas Resources, Inc. ................................................... 8,449 637
Clean Energy Fuels Corp. (a) ............................................... 18,132 63
CNX Resources Corp. (a) ................................................. 17,212 374
Comstock Resources, Inc. (b) ............................................... 10,099 127
Comstock, Inc. (a) ....................................................... 10,858 5
CONSOL Energy, Inc. ................................................... 3,410 313
Core Laboratories, Inc. ................................................... 5,075 109
Crescent Energy Co. , Class A (b) ............................................ 7,260 88
Cross Timbers Royalty Trust (a) ............................................. 659 12
CVR Energy, Inc. ....................................................... 11,048 362
Delek U.S. Holdings, Inc. ................................................. 6,910 182
Denbury, Inc. (a) ........................................................ 5,426 482
Diamond Offshore Drilling, Inc. (a) .......................................... 11,132 138
DMC Global, Inc. (a) .................................................... 2,063 39
Dorian LPG Ltd. ....................................................... 3,684 118
Dril-Quip, Inc. (a) ....................................................... 3,681 80
DT Midstream, Inc. ..................................................... 10,649 575
Earthstone Energy, Inc. , Class A ............................................ 6,893 146
Empire Petroleum Corp. (a) ................................................ 1,124 9
Encore Energy Corp. (a) .................................................. 15,549 51
Energy Services of America Corp. ........................................... 1,073 5
Epsilon Energy Ltd. ..................................................... 2,314 13
Equitrans Midstream Corp. ................................................ 47,138 418
Evolution Petroleum Corp. ................................................ 3,327 21
Excelerate Energy, Inc. , Class A ............................................ 2,828 40
Expro Group Holdings NV (a) .............................................. 11,114 175
Forum Energy Technologies, Inc. (a) ......................................... 1,048 23
Geospace Technologies Corp. (a) ............................................ 1,333 16
Gevo, Inc. (a) (b) ........................................................ 25,046 27
Granite Ridge Resources, Inc. .............................................. 4,590 28
Green Plains, Inc. (a) ..................................................... 6,280 185
Gulf Island Fabrication, Inc. (a) ............................................. 1,611 6
Gulfport Energy Corp. (a) ................................................. 1,991 246
Hallador Energy Co. (a) ................................................... 2,477 35

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Helix Energy Solutions Group, Inc. (a) ........................................ 15,580 $ 153
Helmerich & Payne, Inc. .................................................. 10,490 415
HF Sinclair Corp. ....................................................... 17,401 964
Independence Contract Drilling, Inc. (a) (b) ..................................... 1,424 4
International Seaways, Inc. ................................................ 3,654 176
Kinetik Holdings, Inc. ................................................... 1,541 55
KLX Energy Services Holdings, Inc. (a) (b) ..................................... 1,406 14
Kosmos Energy Ltd. (a) ................................................... 49,553 359
Liberty Energy, Inc. ..................................................... 17,976 354
Lightbridge Corp. (a) ..................................................... 1,188 5
Magnolia Oil & Gas Corp. , Class A .......................................... 19,410 436
Mammoth Energy Services, Inc. (a) .......................................... 5,005 20
Matador Resources Co. ................................................... 12,047 743
Murphy Oil Corp. ...................................................... 16,303 732
Nabors Industries Ltd. (a) ................................................. 986 96
NACCO Industries, Inc. , Class A ............................................ 393 14
Natural Gas Services Group, Inc. (a) .......................................... 1,039 15
New Fortress Energy, Inc. (b) ............................................... 11,489 348
Newpark Resources, Inc. (a) ............................................... 8,300 57
Nextdecade Corp. (a) ..................................................... 20,690 91
Nine Energy Service, Inc. (a) (b) ............................................. 3,147 11
North European Oil Royalty Trust ........................................... 1,000 11
Northern Oil and Gas, Inc. ................................................ 9,404 361
NOV, Inc. ............................................................ 42,842 855
Oceaneering International, Inc. (a) ........................................... 10,854 239
Oil States International, Inc. (a) ............................................. 6,812 49
OPAL Fuels, Inc. (a) (b) ................................................... 1,978 11
Overseas Shipholding Group, Inc. , Class A (a) ................................... 5,900 29
Ovintiv, Inc. .......................................................... 22,873 1,098
Par Pacific Holdings, Inc. (a) ............................................... 6,510 214
Patterson-UTI Energy, Inc. ................................................ 22,423 285
PBF Energy, Inc. , Class A ................................................. 11,953 568
Peabody Energy Corp. ................................................... 14,594 344
Permian Basin Royalty Trust (a) ............................................. 4,610 92
Permian Resources Corp. ................................................. 26,524 386
Permianville Royalty Trust (a) .............................................. 2,611 5
PermRock Royalty Trust .................................................. 775 4
PHX Minerals, Inc. ..................................................... 3,050 11
PrimeEnergy Resources Corp. (a) ............................................ 63 7
Profire Energy, Inc. (a) ................................................... 3,605 7
ProFrac Holding Corp. , Class A (a) ........................................... 721 7
ProPetro Holding Corp. (a) ................................................ 8,799 92
Range Resources Corp. ................................................... 25,728 922
Ranger Energy Services, Inc. ............................................... 1,455 17
REX American Resources Corp. (a) .......................................... 1,624 62
Riley Exploration Permian, Inc. ............................................. 288 9
Ring Energy, Inc. (a) ..................................................... 13,954 24
RPC, Inc. ............................................................ 10,702 89
Sabine Royalty Trust (b) .................................................. 1,506 87
San Juan Basin Royalty Trust (b) ............................................ 4,866 36
SandRidge Energy, Inc. .................................................. 3,941 62
SEACOR Marine Holdings, Inc. (a) .......................................... 2,477 34
Select Water Solutions, Inc. , Class A ......................................... 9,807 73
SFL Corp. Ltd. ......................................................... 11,573 126
SilverBow Resources, Inc. (a) .............................................. 1,367 47
Sitio Royalties Corp. , Class A .............................................. 8,795 217
SM Energy Co. ........................................................ 12,780 515
Smart Sand, Inc. (a) ...................................................... 3,217 7
Solaris Oilfield Infrastructure, Inc. , Class A .................................... 2,813 26
Southwestern Energy Co. (a) ............................................... 113,780 811
Talos Energy, Inc. (a) ..................................................... 12,406 192
Teekay Corp. (a) ........................................................ 6,527 46
Tellurian, Inc. (a) (b) ..................................................... 60,929 42
TETRA Technologies, Inc. (a) .............................................. 12,814 61

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Texas Pacific Land Corp. ................................................. 844 $ 1,558
Tidewater, Inc. (a) ....................................................... 5,325 364
U.S. Silica Holdings, Inc. (a) ............................................... 8,136 98
Uranium Energy Corp. (a) (b) ............................................... 40,659 242
VAALCO Energy, Inc. ................................................... 11,467 51
Valaris Ltd. (a) ......................................................... 7,475 494
Vertex Energy, Inc. (a) .................................................... 9,020 39
Vital Energy, Inc. (a) ..................................................... 1,737 87
Vitesse Energy, Inc. ..................................................... 2,436 58
Voc Energy Trust ....................................................... 1,196 10
W&T Offshore, Inc. (a) ................................................... 10,624 44
Weatherford International PLC (a) ........................................... 7,762 723
World Kinect Corp. ..................................................... 6,417 119
31,826
Financials (18.9%):
1st Source Corp. ....................................................... 1,953 89
Acacia Research Corp. (a) ................................................. 10,754 39
Acnb Corp. ........................................................... 893 31
Acres Commercial Realty Corp. (a) .......................................... 831 6
AFC Gamma, Inc. ...................................................... 1,731 18
Affiliated Managers Group, Inc. ............................................ 3,775 463
Affirm Holdings, Inc. (a) (b) ................................................ 24,232 427
AG Mortgage Investment Trust, Inc. ......................................... 1,978 10
AGNC Investment Corp. ................................................. 65,937 487
Alerus Financial Corp. ................................................... 1,926 33
Ally Financial, Inc. ...................................................... 32,815 794
AlTi Global, Inc. (a) (b) ................................................... 2,906 18
Amalgamated Financial Corp. .............................................. 1,774 32
A-Mark Precious Metals, Inc. .............................................. 1,943 53
Ambac Financial Group, Inc. (a) ............................................ 4,829 59
Amerant Bancorp, Inc. ................................................... 2,963 54
American Equity Investment Life Holding Co. .................................. 8,433 447
American Financial Group, Inc. ............................................. 8,580 938
American National Bankshares, Inc. ......................................... 1,109 42
Ameris Bancorp ........................................................ 7,142 266
AMERISAFE, Inc. ...................................................... 2,066 105
Ames National Corp. (b) .................................................. 968 16
Angel Oak Mortgage, Inc. (b) .............................................. 2,029 17
Annaly Capital Management, Inc. ........................................... 54,279 847
Apollo Commercial Real Estate Finance, Inc. ................................... 15,379 153
Apollo Global Management, Inc. ............................................ 43,610 3,377
Apptech Payments Corp. (a) ............................................... 1,709 4
Arbor Realty Trust, Inc. (b) ................................................ 18,651 235
Ares Commercial Real Estate Corp. .......................................... 5,592 51
Ares Management Corp. , Class A ........................................... 16,143 1,592
Argo Group International Holdings Ltd. ....................................... 3,868 115
Arlington Asset Investment Corp. , Class A (a) ................................... 2,928 12
ARMOUR Residential REIT, Inc. (b) ......................................... 4,967 72
Arrow Financial Corp. ................................................... 1,798 38
Artisan Partners Asset Management, Inc. , Class A ................................ 7,374 243
AssetMark Financial Holdings, Inc. (a) ........................................ 2,367 57
Associated Banc-Corp. ................................................... 16,420 266
Associated Capital Group, Inc. , Class A ....................................... 294 10
Assured Guaranty Ltd. ................................................... 6,055 378
Atlantic Union Bankshares Corp. ............................................ 8,160 235
Atlanticus Holdings Corp. (a) ............................................... 603 18
Avantax, Inc. (a) ........................................................ 3,878 100
AvidXchange Holdings, Inc. (a) ............................................. 16,439 142
Axis Capital Holdings Ltd. ................................................ 8,523 487
Axos Financial, Inc. (a) ................................................... 5,867 211
B Riley Financial, Inc. (b) ................................................. 1,780 64
Bakkt Holdings, Inc. (a) (b) ................................................ 8,031 8
Banc of California, Inc. .................................................. 5,884 66

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
BancFirst Corp. ........................................................ 2,208 $ 179
Banco Latinoamericano de Comercio Exterior SA , Class E ......................... 3,002 68
Bank First Corp. (b) ..................................................... 1,005 79
Bank of Hawaii Corp. .................................................... 4,279 211
Bank of Marin Bancorp .................................................. 1,577 26
Bank OZK ............................................................ 11,888 426
Bank7 Corp. .......................................................... 423 9
Bankfinancial Corp. ..................................................... 1,218 10
BankUnited, Inc. ....................................................... 8,096 177
Bankwell Financial Group, Inc. ............................................. 611 15
Banner Corp. .......................................................... 3,699 156
Bar Harbor Bankshares ................................................... 1,632 41
BayCom Corp. ......................................................... 1,209 24
BCB Bancorp, Inc. ...................................................... 1,605 16
Beneficient , Class A (a) (b) ................................................. 12,649 8
Berkshire Hathaway, Inc. , Class A (a) ......................................... 39 20,195
Berkshire Hills Bancorp, Inc. .............................................. 4,740 93
BGC Group, Inc. , Class A ................................................. 42,354 249
Blackstone Mortgage Trust, Inc. , Class A (b) .................................... 17,990 359
Block, Inc. (a) .......................................................... 59,174 2,382
Blue Foundry Bancorp (a) ................................................. 2,425 18
Blue Owl Capital, Inc. (b) ................................................. 48,954 604
Blue Ridge Bankshares, Inc. ............................................... 1,708 5
BOK Financial Corp. .................................................... 3,063 201
Bread Financial Holdings, Inc. ............................................. 5,409 146
Bridge Investment Group Holdings, Inc. , Class A ................................ 3,298 24
Bridgewater Bancshares, Inc. (a) ............................................ 2,183 21
Bright Health Group, Inc. (a) ............................................... 298 2
Brighthouse Financial, Inc. (a) .............................................. 7,127 323
Brightsphere Investment Group, Inc. ......................................... 4,516 71
BrightSpire Capital, Inc. .................................................. 13,999 79
Brookline Bancorp, Inc. .................................................. 9,452 77
BRP Group, Inc. , Class A (a) ............................................... 6,937 145
Burke & Herbert Financial Services Corp. (b) ................................... 693 31
Business First Bancshares, Inc. ............................................. 2,618 51
Byline Bancorp, Inc. ..................................................... 3,169 60
C&F Financial Corp. .................................................... 347 18
Cadence Bank ......................................................... 20,060 425
California Bancorp (a) .................................................... 829 17
Cambridge Bancorp , Class A ............................................... 811 44
Camden National Corp. .................................................. 1,536 45
Cannae Holdings, Inc. (a) ................................................. 7,418 121
Cantaloupe, Inc. (a) ...................................................... 7,491 49
Capital Bancorp, Inc. .................................................... 1,042 21
Capital City Bank Group, Inc. .............................................. 1,419 41
Capitol Federal Financial, Inc. .............................................. 13,919 72
Capstar Financial Holdings, Inc. ............................................ 1,945 30
Carter Bankshares, Inc. (a) ................................................. 2,513 28
Cass Information Systems, Inc. ............................................. 1,352 51
Cathay General Bancorp .................................................. 7,576 257
Central Pacific Financial Corp. ............................................. 2,883 45
Central Valley Community Bancorp .......................................... 1,077 17
Chemung Financial Corp. ................................................. 394 16
Cherry Hill Mortgage Investment Corp. (a) ..................................... 2,935 9
Chicago Atlantic Real Estate Finance, Inc. ..................................... 1,258 18
Chimera Investment Corp. ................................................ 24,421 117
ChoiceOne Financial Services, Inc. (b) ........................................ 737 14
Citizens & Northern Corp. ................................................ 1,610 29
Citizens Financial Services, Inc. ............................................ 480 24
City Holding Co. ....................................................... 1,616 147
Civista Bancshares, Inc. .................................................. 1,627 24
Claros Mortgage Trust, Inc. ................................................ 14,144 148
CNA Financial Corp. .................................................... 29,449 1,190
CNB Financial Corp. , Class A .............................................. 2,238 41

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
CNO Financial Group, Inc. ................................................ 12,045 $ 279
Coastal Financial Corp. (a) ................................................ 1,184 44
Codorus Valley Bancorp, Inc. .............................................. 1,014 20
Cohen & Steers, Inc. .................................................... 2,808 147
Coinbase Global, Inc. , Class A (a) ........................................... 19,205 1,481
Colony Bankcorp, Inc. ................................................... 1,776 18
Columbia Banking System, Inc. ............................................ 22,692 446
Columbia Financial, Inc. (a) ................................................ 3,011 48
Commerce Bancshares, Inc. ............................................... 13,293 583
Community Bank System, Inc. ............................................. 5,824 233
Community Trust Bancorp, Inc. ............................................. 1,918 72
ConnectOne Bancorp, Inc. ................................................ 3,980 65
Consumer Portfolio Services, Inc. (a) (b) ....................................... 930 9
Corebridge Financial, Inc. ................................................. 18,505 370
Crawford & Co. , Class A ................................................. 1,633 15
Credit Acceptance Corp. (a) (b) .............................................. 888 357
Crossfirst Bankshares, Inc. (a) .............................................. 4,767 50
Cullen/Frost Bankers, Inc. ................................................. 6,554 596
Curo Group Holdings Corp. (a) ............................................. 2,131 2
Customers Bancorp, Inc. (a) ................................................ 3,095 124
CVB Financial Corp. .................................................... 14,395 225
Diamond Hill Investment Group, Inc. ........................................ 307 48
Dime Community Bancshares, Inc. .......................................... 3,968 73
Donegal Group, Inc. , Class A .............................................. 1,666 24
Donnelley Financial Solutions, Inc. (a) ........................................ 3,029 165
Dynex Capital, Inc. ..................................................... 5,838 59
Eagle Bancorp, Inc. ..................................................... 3,188 62
East West Bancorp, Inc. .................................................. 15,393 825
Eastern Bankshares, Inc. .................................................. 17,445 192
eHealth, Inc. (a) ........................................................ 2,593 22
Ellington Financial, Inc. (b) ................................................ 7,101 85
Ellington Residential Mortgage REIT (b) ...................................... 1,627 9
Employers Holdings, Inc. ................................................. 2,807 107
Enact Holdings, Inc. ..................................................... 3,165 87
Encore Capital Group, Inc. (a) .............................................. 2,503 94
Enova International, Inc. (a) ................................................ 3,248 130
Enstar Group Ltd. (a) .................................................... 1,374 326
Enterprise Bancorp, Inc. .................................................. 1,009 27
Enterprise Financial Services Corp. .......................................... 3,944 137
Equitable Holdings, Inc. .................................................. 38,173 1,014
Equity Bancshares, Inc. , Class A ............................................ 1,474 36
Erie Indemnity Co. , Class A ............................................... 2,741 757
Esquire Financial Holdings, Inc. ............................................ 748 34
ESSA Bancorp, Inc. ..................................................... 948 16
Euronet Worldwide, Inc. (a) ................................................ 5,184 398
Evans Bancorp, Inc. ..................................................... 572 14
Evercore, Inc. ......................................................... 3,831 499
EZCORP, Inc. , Class A (a) ................................................. 5,554 46
F&G Annuities & Life, Inc. ................................................ 13,508 415
Farmers & Merchants Bancorp, Inc. .......................................... 1,379 24
Farmers National Banc Corp. (b) ............................................ 3,914 44
FB Financial Corp. ...................................................... 3,857 113
Federal Agricultural Mortgage Corp. , Class C ................................... 1,002 149
Federated Hermes, Inc. ................................................... 9,314 295
Fidelity D&D Bancorp, Inc. (b) ............................................. 506 23
Fidelity National Financial, Inc. ............................................ 28,415 1,111
Finance of America Cos., Inc. , Class A (a) ...................................... 3,280 3
Financial Institutions, Inc. ................................................. 1,641 26
First American Financial Corp. ............................................. 10,762 554
First Bancorp .......................................................... 19,203 256
First Bancorp, Inc. ...................................................... 1,048 25
First Bancorp/Southern Pines NC ........................................... 4,334 126
First Bank ............................................................ 2,608 29
First Busey Corp. ....................................................... 5,589 111

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
First Business Financial Services, Inc. ........................................ 850 $ 26
First Citizens BancShares, Inc. , Class A ....................................... 1,114 1,538
First Commonwealth Financial Corp. ......................................... 11,029 134
First Community Bankshares, Inc. ........................................... 1,755 57
First Community Corp. ................................................... 792 14
First Financial Bancorp ................................................... 10,245 190
First Financial Bankshares, Inc. ............................................. 15,059 362
First Financial Corp. , Class A .............................................. 1,263 43
First Foundation, Inc. .................................................... 5,645 26
First Guaranty Bancshares, Inc. (b) ........................................... 628 7
First Hawaiian, Inc. ..................................................... 13,884 249
First Horizon Corp. ..................................................... 60,170 647
First Internet Bancorp .................................................... 862 14
First Interstate BancSystem, Inc. , Class A ...................................... 9,579 221
First Merchants Corp. .................................................... 6,433 176
First Mid Bancshares, Inc. ................................................ 2,361 64
First Seacoast Bancorp, Inc. (a) ............................................. 496 3
First Western Financial, Inc. (a) ............................................. 860 11
FirstCash Holdings, Inc. .................................................. 4,065 443
Five Star Bancorp ...................................................... 1,119 22
Flushing Financial Corp. .................................................. 2,992 37
Flywire Corp. (a) ....................................................... 12,609 339
FNB Corp. ............................................................ 39,039 417
Forge Global Holdings, Inc. (a) ............................................. 10,343 26
Franklin BSP Realty Trust, Inc. ............................................. 8,944 113
Franklin Financial Services Corp. ........................................... 449 14
FS Bancorp, Inc. ....................................................... 724 21
Fulton Financial Corp. ................................................... 17,846 232
FVCBankcorp, Inc. (a) (b) ................................................. 1,546 17
GCM Grosvenor, Inc. , Class A ............................................. 4,506 36
Genworth Financial, Inc. (a) ................................................ 49,874 299
German American Bancorp, Inc. ............................................ 3,087 84
Glacier Bancorp, Inc. .................................................... 12,063 364
GoHealth, Inc. , Class A (a) ................................................ 878 12
Goosehead Insurance, Inc. , Class A (a) ........................................ 2,364 153
Granite Point Mortgage Trust, Inc. ........................................... 5,555 23
Great Ajax Corp. ....................................................... 2,415 10
Great Southern Bancorp, Inc. , Class A ........................................ 985 49
Green Dot Corp. , Class A (a) ............................................... 5,408 60
Greene County Bancorp, Inc. .............................................. 748 18
Greenhill & Co., Inc. .................................................... 1,405 21
Guaranty Bancshares, Inc. ................................................. 902 26
Hagerty, Inc. , Class A (a) (b) ................................................ 8,263 64
Hamilton Lane, Inc. , Class A ............................................... 3,732 314
Hancock Whitney Corp. .................................................. 9,370 323
Hanmi Financial Corp. ................................................... 3,282 48
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b) ....................... 11,551 198
HarborOne Bancorp, Inc. ................................................. 4,450 44
HBT Financial, Inc. ..................................................... 1,400 25
HCI Group, Inc. ........................................................ 661 39
Heartland Financial USA, Inc. .............................................. 4,312 118
Heritage Commerce Corp. ................................................ 6,445 53
Heritage Financial Corp. .................................................. 3,775 61
Heritage Global, Inc. (a) .................................................. 3,386 10
Heritage Insurance Holdings, Inc. (a) ......................................... 1,938 11
Hilltop Holdings, Inc. .................................................... 5,007 138
Hippo Holdings, Inc. (a) .................................................. 1,378 10
Home Bancorp, Inc. ..................................................... 775 27
Home BancShares, Inc. ................................................... 20,705 423
HomeStreet, Inc. ....................................................... 1,941 9
HomeTrust Bancshares, Inc. ............................................... 1,565 32
Hope Bancorp, Inc. ..................................................... 12,530 110
Horace Mann Educators Corp. .............................................. 4,444 141
Horizon Bancorp, Inc. ................................................... 4,654 44

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Houlihan Lokey, Inc. .................................................... 5,648 $ 568
I3 Verticals, Inc. , Class A (a) ............................................... 2,453 46
Independent Bank Corp. .................................................. 4,802 234
Independent Bank Corp. .................................................. 2,210 44
Independent Bank Group, Inc. .............................................. 3,947 140
Interactive Brokers Group, Inc. ............................................. 11,168 894
International Bancshares Corp. ............................................. 5,864 257
International Money Express, Inc. (a) ......................................... 3,542 57
Invesco Mortgage Capital, Inc. ............................................. 4,899 33
Investar Holding Corp. ................................................... 983 9
Investors Title Co. ...................................................... 154 22
Jackson Financial, Inc. , Class A ............................................. 8,012 294
James River Group Holdings Ltd. ........................................... 4,007 55
Jefferies Financial Group, Inc. .............................................. 19,180 617
John Marshall Bancorp, Inc. ............................................... 1,334 25
Katapult Holdings, Inc. (a) ................................................. 234 2
Kearny Financial Corp. ................................................... 6,307 44
Kemper Corp. ......................................................... 6,617 264
Kingsway Financial Services, Inc. (a) ......................................... 2,077 16
Kinsale Capital Group, Inc. ................................................ 2,418 807
KKR & Co., Inc. ....................................................... 70,693 3,916
KKR Real Estate Finance Trust, Inc. ......................................... 7,367 77
Ladder Capital Corp. .................................................... 12,415 126
Lakeland Bancorp, Inc. ................................................... 6,718 76
Lakeland Financial Corp. ................................................. 2,711 134
Lazard Ltd. , Class A ..................................................... 11,897 330
LCNB Corp. .......................................................... 1,135 16
Lemonade, Inc. (a) (b) .................................................... 5,361 59
LendingClub Corp. (a) .................................................... 11,467 60
LendingTree, Inc. (a) ..................................................... 1,169 15
Lincoln National Corp. ................................................... 18,443 401
Live Oak Bancshares, Inc. ................................................ 3,656 105
loanDepot, Inc. , Class A (a) ................................................ 6,416 8
LPL Financial Holdings, Inc. ............................................... 8,301 1,864
Luther Burbank Corp. .................................................... 2,243 18
Macatawa Bank Corp. ................................................... 2,864 26
Maiden Holdings Ltd. (a) .................................................. 8,375 14
MainStreet Bancshares, Inc. ............................................... 753 15
Markel Group, Inc. (a) .................................................... 1,429 2,101
MarketWise, Inc. ....................................................... 2,883 6
Marqeta, Inc. , Class A (a) ................................................. 41,320 214
MBIA, Inc. (a) ......................................................... 4,908 34
Medallion Financial Corp. ................................................ 1,874 14
Mercantile Bank Corp. ................................................... 1,690 56
Merchants Bancorp ..................................................... 1,711 51
Mercury General Corp. ................................................... 2,921 90
Meridian Corp. ........................................................ 1,007 10
Metrocity Bankshares, Inc. ................................................ 1,973 40
Metropolitan Bank Holding Corp. (a) ......................................... 1,058 34
MFA Financial, Inc. ..................................................... 11,088 99
MGIC Investment Corp. .................................................. 30,716 517
Mid Penn Bancorp, Inc. .................................................. 1,603 31
Middlefield Banc Corp. .................................................. 783 20
Midland States Bancorp, Inc. .............................................. 2,252 49
MidWestOne Financial Group, Inc. .......................................... 1,569 31
Moelis & Co. , Class A ................................................... 7,243 302
Moneylion, Inc. (a) ...................................................... 442 8
Morningstar, Inc. ....................................................... 2,906 736
Mr. Cooper Group, Inc. (a) ................................................. 6,759 382
MVB Financial Corp. .................................................... 1,258 25
National Bank Holdings Corp. , Class A ....................................... 4,062 127
National Bankshares, Inc. (b) ............................................... 628 15
National Western Life Group, Inc. , Class A ..................................... 219 105
Navient Corp. ......................................................... 12,696 202

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
NBT Bancorp, Inc. ...................................................... 5,071 $ 170
NCR Atleos Corp. (a) .................................................... 7,355 162
Nelnet, Inc. , Class A ..................................................... 1,347 114
NerdWallet, Inc. , Class A (a) ............................................... 4,132 45
New York Community Bancorp, Inc. ......................................... 77,807 738
New York Mortgage Trust, Inc. (b) ........................................... 9,928 77
Nexpoint Real Estate Finance, Inc. .......................................... 1,824 27
NI Holdings, Inc. (a) ..................................................... 757 10
Nicolet Bankshares, Inc. .................................................. 1,409 103
NMI Holdings, Inc. , Class A (a) ............................................. 8,862 242
Northeast Bank ........................................................ 917 44
Northeast Community Bancorp, Inc. ......................................... 1,415 22
Northfield Bancorp, Inc. .................................................. 4,351 37
Northrim Bancorp, Inc. ................................................... 596 25
Northwest Bancshares, Inc. ................................................ 13,269 138
Norwood Financial Corp. ................................................. 789 20
NU Holdings Ltd. , Class A (a) .............................................. 233,598 1,915
Oak Valley Bancorp (b) ................................................... 755 19
OceanFirst Financial Corp. ................................................ 6,334 80
Ocwen Financial Corp. (a) ................................................. 675 16
OFG Bancorp ......................................................... 5,076 150
Old National Bancorp .................................................... 31,833 436
Old Republic International Corp. ............................................ 28,779 788
Old Second Bancorp, Inc. ................................................. 4,664 63
OneMain Holdings, Inc. .................................................. 12,837 461
OP Bancorp ........................................................... 1,247 11
Open Lending Corp. , Class A (a) ............................................ 10,877 65
Oportun Financial Corp. (a) ................................................ 2,768 16
Oppenheimer Holdings, Inc. , Class A ......................................... 655 23
OppFi, Inc. (a) ......................................................... 1,475 3
Orange County Bancorp, Inc. .............................................. 515 23
Orchid Island Capital, Inc. (b) .............................................. 4,824 30
Origin Bancorp, Inc. ..................................................... 3,087 91
Orrstown Financial Services, Inc. ........................................... 1,096 23
Oscar Health, Inc. , Class A (a) .............................................. 13,693 70
P10, Inc. , Class A ....................................................... 4,769 45
Pacific Premier Bancorp, Inc. .............................................. 10,328 196
PacWest Bancorp ....................................................... 12,767 90
Pagseguro Digital Ltd. , Class A (a) ........................................... 22,399 158
Palomar Holdings, Inc. (a) ................................................. 2,637 132
Park National Corp. ..................................................... 1,722 175
Parke Bancorp, Inc. ..................................................... 1,129 19
Pathward Financial, Inc. .................................................. 2,824 128
Patria Investments Ltd. , Class A ............................................ 5,898 76
Paymentus Holdings, Inc. , Class A (a) ........................................ 1,732 25
Payoneer Global, Inc. (a) .................................................. 28,025 162
Paysign, Inc. (a) ........................................................ 3,594 7
PCB Bancorp .......................................................... 1,230 19
Peapack-Gladstone Financial Corp. .......................................... 1,730 40
Penns Woods Bancorp, Inc. ................................................ 729 15
PennyMac Financial Services, Inc. .......................................... 5,042 339
PennyMac Mortgage Investment Trust ........................................ 9,439 119
Peoples Bancorp of North Carolina, Inc. ....................................... 498 11
Peoples Bancorp, Inc. .................................................... 3,615 100
Peoples Financial Services Corp. ............................................ 748 29
Perella Weinberg Partners ................................................. 4,072 40
Pinnacle Financial Partners, Inc. ............................................ 8,267 516
Piper Sandler Cos. ...................................................... 1,873 262
PJT Partners, Inc. , Class A ................................................ 2,446 192
Plumas Bancorp ........................................................ 542 19
Ponce Financial Group, Inc. (a) ............................................. 2,106 16
Popular, Inc. .......................................................... 7,768 505
PRA Group, Inc. (a) ..................................................... 4,140 51
Preferred Bank ......................................................... 1,507 90

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Premier Financial Corp. .................................................. 3,848 $ 67
Primerica, Inc. ......................................................... 3,891 744
Primis Financial Corp. ................................................... 2,306 22
Princeton Bancorp, Inc. .................................................. 518 16
Priority Technology Holdings, Inc. (a) ........................................ 1,346 5
ProAssurance Corp. ..................................................... 5,607 95
PROG Holdings, Inc. (a) .................................................. 4,973 136
Prosperity Bancshares, Inc. ................................................ 9,785 534
Provident Bancorp, Inc. (a) ................................................ 1,672 16
Provident Financial Services, Inc. ........................................... 7,562 106
QCR Holdings, Inc. ..................................................... 1,782 85
Radian Group, Inc. ...................................................... 17,128 434
RBB Bancorp ......................................................... 1,628 19
Ready Capital Corp. ..................................................... 18,705 176
Red River Bancshares, Inc. ................................................ 520 24
Redwood Trust, Inc. ..................................................... 12,428 78
Regional Management Corp. ............................................... 984 24
Reinsurance Group of America, Inc. ......................................... 7,276 1,088
Remitly Global, Inc. (a) ................................................... 13,938 375
RenaissanceRe Holdings Ltd. .............................................. 5,512 1,210
Renasant Corp. ........................................................ 5,984 146
Repay Holdings Corp. (a) ................................................. 8,742 52
Republic Bancorp, Inc. , Class A ............................................ 898 40
Rithm Capital Corp. ..................................................... 52,583 491
RLI Corp. ............................................................ 4,410 588
Robinhood Markets, Inc. , Class A (a) ......................................... 52,565 480
Root, Inc. , Class A (a) .................................................... 637 6
Ryan Specialty Holdings, Inc. (a) ............................................ 10,622 459
Ryvyl, Inc. (a) .......................................................... 36 — (e)
S&T Bancorp, Inc. ...................................................... 4,161 107
Sachem Capital Corp. .................................................... 4,784 16
Safety Insurance Group, Inc. ............................................... 1,544 116
Sandy Spring Bancorp, Inc. ................................................ 4,782 98
Sculptor Capital Management, Inc. .......................................... 1,923 24
Seacoast Banking Corp. of Florida ........................................... 9,257 187
Security National Financial Corp. , Class A (a) ................................... 1,447 10
SEI Investments Co. ..................................................... 11,928 640
Selective Insurance Group, Inc. ............................................. 6,523 679
Selectquote, Inc. (a) ..................................................... 14,835 20
ServisFirst Bancshares, Inc. ............................................... 5,502 259
Seven Hills Realty Trust .................................................. 1,588 17
Shift4 Payments, Inc. , Class A (a) ............................................ 6,081 271
Shore Bancshares, Inc. ................................................... 3,311 34
Sierra Bancorp ......................................................... 1,465 26
Silvercrest Asset Management Group, Inc. , Class A ............................... 1,020 18
Simmons First National Corp. , Class A ....................................... 13,598 193
SiriusPoint Ltd. (a) ...................................................... 9,755 96
Skyward Specialty Insurance Group, Inc. (a) .................................... 2,027 57
SLM Corp. ........................................................... 24,349 317
SmartFinancial, Inc. ..................................................... 1,570 33
SoFi Technologies, Inc. (a) (b) .............................................. 96,052 725
South Plains Financial, Inc. ................................................ 1,320 35
Southern First Bancshares, Inc. (a) ........................................... 825 22
Southern Missouri Bancorp, Inc. ............................................ 1,034 42
Southern States Bancshares, Inc. ............................................ 757 18
Southside Bancshares, Inc. ................................................ 3,154 84
SouthState Corp. ....................................................... 8,269 547
Starwood Property Trust, Inc. .............................................. 32,311 574
Stellar Bancorp, Inc. ..................................................... 5,331 116
StepStone Group, Inc. , Class A ............................................. 5,593 158
Sterling Bancorp (a) ..................................................... 2,003 11
Stewart Information Services Corp. .......................................... 2,945 129
Stifel Financial Corp. .................................................... 11,314 645
Stock Yards Bancorp, Inc. ................................................. 2,965 116

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
StoneX Group, Inc. (a) ................................................... 1,965 $ 187
Summit Financial Group, Inc. .............................................. 1,322 28
Synovus Financial Corp. .................................................. 15,903 415
Territorial Bancorp, Inc. .................................................. 797 6
Texas Capital Bancshares, Inc. (a) ........................................... 5,170 285
TFS Financial Corp. ..................................................... 5,545 66
The Bancorp, Inc. (a) ..................................................... 5,667 202
The Bank of NT Butterfield & Son Ltd. ....................................... 5,426 137
The Carlyle Group, Inc. .................................................. 20,966 577
The First Bancshares, Inc. ................................................. 2,973 72
The First of Long Island Corp. ............................................. 2,282 25
The Hanover Insurance Group, Inc. .......................................... 3,890 456
The Hingham Institution for Savings (b) ....................................... 167 25
The Western Union Co. ................................................... 41,160 465
Third Coast Bancshares, Inc. (a) ............................................. 1,271 20
Timberland Bancorp, Inc. ................................................. 801 23
Tiptree, Inc. ........................................................... 2,383 36
Toast, Inc. , Class A (a) .................................................... 37,022 592
Tompkins Financial Corp. ................................................. 1,421 71
Towne Bank .......................................................... 7,433 178
TPG RE Finance Trust, Inc. ............................................... 6,748 37
TPG, Inc. (b) .......................................................... 6,990 193
Tradeweb Markets, Inc. , Class A ............................................ 12,473 1,123
TriCo Bancshares ....................................................... 3,363 109
Triumph Financial, Inc. (a) ................................................. 2,379 148
Trupanion, Inc. (a) (b) .................................................... 3,910 81
TrustCo Bank Corp. ..................................................... 2,028 52
Trustmark Corp. ........................................................ 6,174 124
Two Harbors Investment Corp. ............................................. 10,463 121
U.S. Global Investors, Inc. , Class A .......................................... 1,306 4
UMB Financial Corp. .................................................... 4,959 311
United Bankshares, Inc. .................................................. 14,532 413
United Community Banks, Inc. ............................................. 12,931 286
United Fire Group, Inc. ................................................... 2,332 47
United Insurance Holdings Corp. (a) (b) ........................................ 2,147 16
Unity Bancorp, Inc. ..................................................... 802 19
Universal Insurance Holdings, Inc. .......................................... 2,975 47
Univest Financial Corp. .................................................. 3,174 53
Unum Group .......................................................... 21,284 1,041
Upstart Holdings, Inc. (a) .................................................. 7,836 188
USCB Financial Holdings, Inc. (a) ........................................... 1,138 12
UWM Holdings Corp. (b) ................................................. 9,305 45
Valley National Bancorp .................................................. 46,861 365
Value Line, Inc. ........................................................ 83 3
Veritex Holdings, Inc. .................................................... 5,789 100
Victory Capital Holdings, Inc. , Class A (f) ...................................... 4,120 121
Village Bank and Trust Financial Corp. (a) ..................................... 64 3
Virginia National Bankshares Corp. .......................................... 519 16
Virtu Financial, Inc. , Class A ............................................... 9,819 182
Virtus Investment Partners, Inc. ............................................. 749 138
Voya Financial, Inc. ..................................................... 11,508 768
Walker & Dunlop, Inc. ................................................... 3,481 226
Washington Federal, Inc. ................................................. 6,971 172
Washington Trust Bancorp, Inc. ............................................. 1,833 43
Waterstone Financial, Inc. ................................................. 1,943 21
Webster Financial Corp. .................................................. 18,850 716
WesBanco, Inc. ........................................................ 6,327 154
West Bancorp, Inc. ...................................................... 1,617 27
Westamerica Bancorp .................................................... 2,870 136
Western Alliance Bancorp ................................................. 11,793 485
Western Asset Mortgage Capital Corp. ........................................ 650 5
Western New England Bancorp, Inc. ......................................... 2,136 15
WEX, Inc. (a) .......................................................... 4,673 778
White Mountains Insurance Group Ltd. ....................................... 273 391

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
William Penn Bancorp (b) ................................................. 1,197 $ 15
Wintrust Financial Corp. .................................................. 6,660 497
WisdomTree, Inc. (b) ..................................................... 12,390 77
World Acceptance Corp. (a) ................................................ 583 57
WSFS Financial Corp. ................................................... 6,643 235
120,356
Health Care (11.5%):
10X Genomics, Inc. , Class A (a) ............................................. 10,223 361
23andMe Holding Co. , Class A (a) ........................................... 32,167 27
2seventy bio, Inc. (a) ..................................................... 4,880 12
4D Molecular Therapeutics, Inc. (a) .......................................... 3,974 43
89bio, Inc. (a) .......................................................... 7,797 58
Aadi Bioscience, Inc. (a) .................................................. 1,886 8
Abeona Therapeutics, Inc. (a) ............................................... 2,557 10
Absci Corp. (a) ......................................................... 7,539 10
Acadia Healthcare Co., Inc. (a) .............................................. 9,825 722
ACADIA Pharmaceuticals, Inc. (a) ........................................... 17,813 402
Accelerate Diagnostics, Inc. (a) (b) ........................................... 821 5
Accolade, Inc. (a) ....................................................... 7,480 49
Accuray, Inc. (a) ........................................................ 9,891 26
ACELYRIN, Inc. (a) (b) ................................................... 6,831 70
Acer Therapeutics, Inc. (a) ................................................. 2,016 2
Achieve Life Sciences, Inc. (a) .............................................. 1,925 8
Aclaris Therapeutics, Inc. (a) ............................................... 6,380 32
Acrivon Therapeutics, Inc. (a) .............................................. 1,252 7
Actinium Pharmaceuticals, Inc. (a) ........................................... 2,789 16
Acumen Pharmaceuticals, Inc. (a) ............................................ 4,832 9
Acurx Pharmaceuticals, Inc. (a) ............................................. 1,158 6
AdaptHealth Corp. (a) .................................................... 9,273 68
Adaptive Biotechnologies Corp. (a) .......................................... 15,578 69
Addus HomeCare Corp. (a) ................................................ 1,746 138
Adicet Bio, Inc. (a) ...................................................... 3,313 4
ADMA Biologics, Inc. (a) ................................................. 23,727 80
Adverum Biotechnologies, Inc. (a) ........................................... 9,656 9
Aeglea BioTherapeutics, Inc. (a) (b) .......................................... 390 5
AEON Biopharma, Inc. (a) ................................................ 1,183 6
Aerovate Therapeutics, Inc. (a) (b) ........................................... 1,884 20
Agenus, Inc. (a) ........................................................ 40,875 33
Agiliti, Inc. (a) ......................................................... 3,859 22
Agilon Health, Inc. (a) (b) .................................................. 32,976 594
Agios Pharmaceuticals, Inc. (a) ............................................. 5,880 124
AIM ImmunoTech, Inc. (a) ................................................ 4,921 2
AirSculpt Technologies, Inc. (a) ............................................. 1,310 8
Akebia Therapeutics, Inc. (a) (b) ............................................. 18,418 16
Akero Therapeutics, Inc. (a) ................................................ 5,072 60
Akoya Biosciences, Inc. (a) ................................................ 2,474 9
Aldeyra Therapeutics, Inc. (a) .............................................. 6,246 11
Alector, Inc. (a) ......................................................... 6,817 35
Alignment Healthcare, Inc. (a) .............................................. 10,973 75
Aligos Therapeutics, Inc. (a) ............................................... 2,931 2
Alkermes PLC (a) ....................................................... 18,121 438
Allakos, Inc. (a) ........................................................ 7,354 14
Allogene Therapeutics, Inc. (a) (b) ........................................... 11,603 33
Allovir, Inc. (a) ......................................................... 6,255 9
Alnylam Pharmaceuticals, Inc. (a) ........................................... 13,737 2,085
Alphatec Holdings, Inc. (a) ................................................ 8,330 76
Alpine Immune Sciences, Inc. (a) ............................................ 2,920 30
Altimmune, Inc. (a) ...................................................... 5,732 14
ALX Oncology Holdings, Inc. (a) (b) ......................................... 2,035 15
Amedisys, Inc. (a) ....................................................... 3,515 322
American Well Corp. , Class A (a) ............................................ 24,619 29
Amicus Therapeutics, Inc. (a) ............................................... 30,291 332
AMN Healthcare Services, Inc. (a) ........................................... 4,175 317

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Amneal Pharmaceuticals, Inc. (a) ............................................ 11,353 $ 44
Amphastar Pharmaceuticals, Inc. (a) .......................................... 3,973 180
Amylyx Pharmaceuticals, Inc. (a) ............................................ 5,257 86
AN2 Therapeutics, Inc. (a) ................................................. 2,252 32
AnaptysBio, Inc. (a) ..................................................... 2,626 43
Anavex Life Sciences Corp. (a) (b) ........................................... 8,736 49
AngioDynamics, Inc. (a) .................................................. 4,185 26
ANI Pharmaceuticals, Inc. (a) .............................................. 1,738 107
Anika Therapeutics, Inc. (a) ................................................ 1,560 30
Annexon, Inc. (a) ....................................................... 4,329 10
Annovis Bio, Inc. (a) (b) ................................................... 693 5
Apellis Pharmaceuticals, Inc. (a) ............................................ 10,739 523
Apollo Medical Holdings, Inc. (a) ........................................... 3,822 119
Apollomics, Inc. (a) ..................................................... 869 1
Applied Therapeutics, Inc. (a) .............................................. 4,786 11
Apyx Medical Corp. (a) ................................................... 3,312 8
Aquestive Therapeutics, Inc. (a) ............................................. 6,376 10
Arbutus Biopharma Corp. (a) ............................................... 13,810 25
Arcellx, Inc. (a) ........................................................ 3,826 135
Arcturus Therapeutics Holdings, Inc. (a) ....................................... 2,660 51
Arcus Biosciences, Inc. (a) ................................................. 5,240 82
Arcutis Biotherapeutics, Inc. (a) ............................................. 4,946 11
Ardelyx, Inc. (a) ........................................................ 22,983 91
Armata Pharmaceuticals, Inc. (a) ............................................ 1,190 3
Arrowhead Pharmaceuticals, Inc. (a) .......................................... 11,073 272
ARS Pharmaceuticals, Inc. (a) (b) ............................................ 5,671 20
Artivion, Inc. (a) ........................................................ 4,285 55
Arvinas, Inc. (a) ........................................................ 5,055 81
Asensus Surgical, Inc. (a) (b) ............................................... 28,417 6
Aspira Women's Health, Inc. (a) ............................................. 706 3
Assembly Biosciences, Inc. (a) (b) ............................................ 5,435 5
Assertio Holdings, Inc. (a) ................................................. 9,618 21
Astria Therapeutics, Inc. (a) ................................................ 2,866 14
Atara Biotherapeutics, Inc. (a) .............................................. 10,555 14
Atea Pharmaceuticals, Inc. (a) .............................................. 8,065 26
Athira Pharma, Inc. (a) ................................................... 3,889 6
Atossa Therapeutics, Inc. (a) ............................................... 13,823 9
AtriCure, Inc. (a) ....................................................... 5,047 175
Atrion Corp. .......................................................... 147 50
aTyr Pharma, Inc. (a) ..................................................... 5,642 7
Augmedix, Inc. (a) ...................................................... 3,449 15
Aura Biosciences, Inc. (a) ................................................. 3,274 27
Avanos Medical, Inc. (a) .................................................. 5,048 93
Avantor, Inc. (a) ........................................................ 72,053 1,256
Aveanna Healthcare Holdings, Inc. (a) ........................................ 5,859 8
Avid Bioservices, Inc. (a) .................................................. 6,825 42
Avidity Biosciences, Inc. (a) ............................................... 7,817 40
Avita Medical, Inc. (a) .................................................... 2,772 26
Avrobio, Inc. (a) ........................................................ 4,257 7
Axogen, Inc. (a) ........................................................ 4,346 16
Axonics, Inc. (a) ........................................................ 5,490 281
Axsome Therapeutics, Inc. (a) (b) ............................................ 4,252 265
Azenta, Inc. (a) ......................................................... 6,479 294
Beam Therapeutics, Inc. (a) ................................................ 7,311 155
Beyond Air, Inc. (a) ...................................................... 2,823 7
Beyondspring, Inc. (a) (b) .................................................. 2,566 3
BioAtla, Inc. (a) ........................................................ 3,940 6
BioCryst Pharmaceuticals, Inc. (a) ........................................... 20,408 112
Biohaven Ltd. (a) ....................................................... 6,382 169
BioLife Solutions, Inc. (a) ................................................. 4,636 47
BioMarin Pharmaceutical, Inc. (a) ........................................... 20,266 1,651
Biomea Fusion, Inc. (a) (b) ................................................. 3,250 33
Bionano Genomics, Inc. (a) (b) .............................................. 3,338 5
Biora Therapeutics, Inc. (a) ................................................ 1,373 3

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
BioSig Technologies, Inc. (a) ............................................... 6,916 $ 2
Biote Corp. (a) ......................................................... 2,962 16
Bioventus, Inc. , Class A (a) (b) .............................................. 3,588 13
BioVie, Inc. (a) (b) ....................................................... 1,456 6
Bioxcel Therapeutics, Inc. (a) (b) ............................................ 2,219 9
Black Diamond Therapeutics, Inc. (a) ......................................... 3,966 7
bluebird bio, Inc. (a) ..................................................... 11,401 34
Blueprint Medicines Corp. (a) .............................................. 6,533 385
Bolt Biotherapeutics, Inc. (a) ............................................... 2,586 3
BrainStorm Cell Therapeutics, Inc. (a) (b) ...................................... 4,006 1
Bridgebio Pharma, Inc. (a) ................................................. 12,855 335
Bright Green Corp. (a) .................................................... 7,303 3
Brookdale Senior Living, Inc. (a) ............................................ 19,858 78
Bruker Corp. .......................................................... 10,813 616
Butterfly Network, Inc. (a) (b) ............................................... 16,239 14
C4 Therapeutics, Inc. (a) .................................................. 4,379 7
Cabaletta Bio, Inc. (a) .................................................... 3,631 52
Cano Health, Inc. (a) (b) ................................................... 23,530 3
Capricor Therapeutics, Inc. (a) .............................................. 2,776 8
Cara Therapeutics, Inc. (a) ................................................. 4,932 6
Cardiff Oncology, Inc. (a) ................................................. 4,419 5
CareDx, Inc. (a) ........................................................ 5,715 31
CareMax, Inc. (a) ....................................................... 9,237 18
Caribou Biosciences, Inc. (a) ............................................... 8,342 30
Carisma Therapeutics, Inc. (b) .............................................. 2,036 6
Carmell Corp. (a) ....................................................... 1,749 4
Cassava Sciences, Inc. (a) (b) ............................................... 4,336 87
Castle Biosciences, Inc. (a) ................................................ 2,828 44
Catalyst Pharmaceuticals, Inc. (a) ............................................ 11,010 137
Celcuity, Inc. (a) ........................................................ 1,190 13
Celldex Therapeutics, Inc. (a) ............................................... 5,142 121
CEL-SCI Corp. (a) (b) .................................................... 4,986 8
Celularity, Inc. (a) ....................................................... 11,121 2
Century Therapeutics, Inc. (a) .............................................. 2,627 4
Cerevel Therapeutics Holdings, Inc. (a) ........................................ 7,615 180
Certara, Inc. (a) ......................................................... 11,937 145
Cerus Corp. (a) ......................................................... 19,273 27
Champions Oncology, Inc. (a) .............................................. 592 3
Checkpoint Therapeutics, Inc. (a) (b) .......................................... 1,974 4
Chemed Corp. ......................................................... 1,607 904
Chimerix, Inc. (a) (b) ..................................................... 8,761 8
Cibus, Inc. (a) (b) ........................................................ 1,279 14
Cidara Therapeutics, Inc. (a) ............................................... 9,026 7
Citius Pharmaceuticals, Inc. (a) (b) ........................................... 16,060 12
ClearPoint Neuro, Inc. (a) ................................................. 2,383 13
Clearside Biomedical, Inc. (a) .............................................. 5,658 4
Clene, Inc. (a) .......................................................... 8,181 3
Clover Health Investments Corp. (a) .......................................... 40,134 38
Codexis, Inc. (a) ........................................................ 7,441 12
Co-Diagnostics, Inc. (a) ................................................... 3,316 4
Cogent Biosciences, Inc. (a) ................................................ 7,607 62
Cognition Therapeutics, Inc. (a) ............................................. 2,432 3
Coherus Biosciences, Inc. (a) ............................................... 11,100 37
Collegium Pharmaceutical, Inc. (a) ........................................... 3,703 81
Community Health Systems, Inc. ............................................ 13,981 30
Compass Therapeutics, Inc. (a) .............................................. 8,964 16
Computer Programs and Systems, Inc. (a) ...................................... 1,519 21
CONMED Corp. ....................................................... 3,344 326
Corbus Pharmaceuticals Holdings, Inc. (a) ..................................... 486 3
Corcept Therapeutics, Inc. (a) .............................................. 9,579 269
CorMedix, Inc. (a) (b) .................................................... 5,962 21
CorVel Corp. (a) ........................................................ 997 193
Corvus Pharmaceuticals, Inc. (a) ............................................ 4,036 5
Coya Therapeutics, Inc. (a) ................................................ 886 4

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Crinetics Pharmaceuticals, Inc. (a) ........................................... 4,748 $ 139
Cross Country Healthcare, Inc. (a) ........................................... 3,699 86
CryoPort, Inc. (a) ....................................................... 5,210 51
Cue BioPharma, Inc. (a) .................................................. 4,595 10
Cue Health, Inc. (a) ...................................................... 11,472 3
Cullinan Oncology, Inc. (a) ................................................ 2,958 28
Curis, Inc. (a) .......................................................... 646 3
Cutera, Inc. (a) ......................................................... 2,038 6
CVRx, Inc. (a) ......................................................... 1,004 13
Cymabay Therapeutics, Inc. (a) ............................................. 10,031 164
Cyteir Therapeutics, Inc. (a) ................................................ 2,294 7
Cytek Biosciences, Inc. (a) ................................................. 12,587 53
Cytokinetics, Inc. (a) ..................................................... 9,811 342
CytomX Therapeutics, Inc. (a) (b) ............................................ 7,191 8
Dare Bioscience, Inc. (a) .................................................. 9,509 4
DarioHealth Corp. (a) (b) .................................................. 2,723 3
Day One Biopharmaceuticals, Inc. (a) ......................................... 6,498 77
Deciphera Pharmaceuticals, Inc. (a) .......................................... 5,977 72
Definitive Healthcare Corp. (a) .............................................. 4,980 29
Delcath Systems, Inc. (a) .................................................. 1,376 4
Denali Therapeutics, Inc. (a) ............................................... 12,081 227
DermTech, Inc. (a) (b) .................................................... 3,294 4
Design Therapeutics, Inc. (a) ............................................... 3,569 7
DiaMedica Therapeutics, Inc. (a) ............................................ 2,585 6
Dianthus Therapeutics, Inc. (a) .............................................. 5,197 62
Disc Medicine, Inc. (a) ................................................... 1,031 47
DocGo, Inc. (a) ......................................................... 10,264 61
Doximity, Inc. , Class A (a) ................................................. 13,517 276
Durect Corp. (a) (b) ...................................................... 3,003 8
Dynavax Technologies Corp. (a) ............................................. 14,013 199
Dyne Therapeutics, Inc. (a) ................................................ 3,554 25
Eagle Pharmaceuticals, Inc. (a) .............................................. 1,242 17
Edgewise Therapeutics, Inc. (a) ............................................. 4,324 28
Editas Medicine, Inc. (a) .................................................. 8,880 59
eFFECTOR Therapeutics, Inc. (a) ............................................ 4,205 2
Eiger Biopharmaceuticals, Inc. (a) (b) ......................................... 4,284 1
Elanco Animal Health, Inc. (a) .............................................. 53,602 472
Electrocore, Inc. (a) ...................................................... 586 4
Eledon Pharmaceuticals, Inc. (a) ............................................. 2,323 4
Elicio Therapeutics, Inc. (a) ................................................ 847 6
Embecta Corp. ......................................................... 6,234 94
Emergent BioSolutions, Inc. (a) ............................................. 5,465 11
Enanta Pharmaceuticals, Inc. (a) ............................................. 2,152 19
Encompass Health Corp. .................................................. 10,795 675
Enhabit, Inc. (a) ........................................................ 5,396 40
Enliven Therapeutics, Inc. (a) (b) ............................................ 2,397 30
Enovis Corp. (a) ........................................................ 5,454 250
Entrada Therapeutics, Inc. (a) ............................................... 1,974 32
Envista Holdings Corp. (a) ................................................. 17,824 415
enVVeno Medical Corp. (a) ................................................ 1,030 5
Enzo Biochem, Inc. (a) ................................................... 4,150 6
EQRx, Inc. (a) ......................................................... 33,202 72
Erasca, Inc. (a) ......................................................... 10,125 23
Esperion Therapeutics, Inc. (a) (b) ............................................ 11,640 10
Establishment Labs Holdings, Inc. (a) ......................................... 2,493 73
Eton Pharmaceuticals, Inc. (a) .............................................. 2,453 10
Evelo Biosciences, Inc. (a) (b) ............................................... 1,014 — (e)
Evolent Health, Inc. , Class A (a) ............................................. 11,822 289
Evolus, Inc. (a) ......................................................... 4,633 35
Exact Sciences Corp. (a) .................................................. 19,656 1,211
Exelixis, Inc. (a) ........................................................ 33,940 699
Eyenovia, Inc. (a) ....................................................... 3,775 5
EyePoint Pharmaceuticals, Inc. (a) ........................................... 3,037 18
Fate Therapeutics, Inc. (a) ................................................. 10,182 18

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Fennec Pharmaceuticals, Inc. (a) (b) .......................................... 2,423 $ 17
FibroGen, Inc. (a) ....................................................... 9,929 5
Fluidigm Corp. (a) ...................................................... 8,418 17
Foghorn Therapeutics, Inc. (a) .............................................. 1,978 7
FONAR Corp. (a) ....................................................... 697 9
Fortrea Holdings, Inc. (a) .................................................. 9,759 277
Fortress Biotech, Inc. (a) .................................................. 663 1
Fulcrum Therapeutics, Inc. (a) .............................................. 6,386 23
Fulgent Genetics, Inc. (a) .................................................. 2,105 50
G1 Therapeutics, Inc. (a) .................................................. 4,720 8
Gain Therapeutics, Inc. (a) ................................................. 1,102 3
Gamida Cell Ltd. (a) (b) ................................................... 10,950 8
GeneDx Holdings Corp. (a) ................................................ 1,841 3
Genelux Corp. (a) ....................................................... 1,870 27
Generation Bio Co. (a) ................................................... 5,361 5
Genprex, Inc. (a) ........................................................ 6,333 1
Geron Corp. (a) ......................................................... 48,313 92
Glaukos Corp. (a) ....................................................... 5,132 350
Globus Medical, Inc. (a) .................................................. 8,488 388
GlycoMimetics, Inc. (a) ................................................... 6,361 8
GoodRx Holdings, Inc. , Class A (a) (b) ........................................ 8,221 41
Gossamer Bio, Inc. (a) .................................................... 20,791 10
Graphite Bio, Inc. (a) ..................................................... 2,995 7
Greenwich Lifesciences, Inc. (a) ............................................. 649 5
Gritstone bio, Inc. (a) (b) .................................................. 9,307 18
Guardant Health, Inc. (a) .................................................. 12,416 321
Haemonetics Corp. (a) .................................................... 5,517 470
Halozyme Therapeutics, Inc. (a) ............................................. 14,353 486
Harmony Biosciences Holdings, Inc. (a) ....................................... 3,758 88
Harpoon Therapeutics, Inc. (a) .............................................. 292 1
Harrow Health, Inc. (a) ................................................... 3,511 50
Harvard Bioscience, Inc. (a) ................................................ 4,363 19
Health Catalyst, Inc. (a) ................................................... 6,010 45
HealthEquity, Inc. (a) .................................................... 9,205 660
HealthStream, Inc. ...................................................... 2,664 68
HeartBeam, inc. (a) ...................................................... 2,138 3
Hepion Pharmaceuticals, Inc. (a) ............................................ 422 2
Heron Therapeutics, Inc. (a) (b) .............................................. 15,312 10
HilleVax, Inc. (a) ....................................................... 1,508 17
Hims & Hers Health, Inc. (a) ............................................... 14,919 89
Homology Medicines, Inc. (a) .............................................. 4,574 5
Hookipa Pharma, Inc. (a) .................................................. 8,153 4
Humacyte, Inc. (a) ...................................................... 7,274 15
Hyperfine, Inc. (a) ....................................................... 5,196 6
iCAD, Inc. (a) .......................................................... 2,629 4
ICON PLC (a) ......................................................... 9,004 2,197
Icosavax, Inc. (a) ....................................................... 3,575 22
ICU Medical, Inc. (a) .................................................... 2,228 218
Ideaya Biosciences, Inc. (a) ................................................ 5,630 153
IGM Biosciences, Inc. (a) (b) ............................................... 2,275 9
Ikena Oncology, Inc. (a) .................................................. 1,902 8
ImmuCell Corp. (a) ...................................................... 613 3
Immuneering Corp. , Class A (a) ............................................. 2,315 16
Immunic, Inc. (a) (b) ..................................................... 4,068 4
ImmunityBio, Inc. (a) (b) .................................................. 14,029 44
ImmunoGen, Inc. (a) ..................................................... 26,811 398
Immunome, Inc. (a) ...................................................... 925 8
Immunovant, Inc. (a) ..................................................... 5,744 190
Inari Medical, Inc. (a) .................................................... 5,357 325
Infusystem Holdings, Inc. (a) ............................................... 2,036 19
Inhibrx, Inc. (a) ......................................................... 3,647 56
Inmune Bio, Inc. (a) ..................................................... 1,067 8
Innovage Holding Corp. (a) ................................................ 1,938 11
Innoviva, Inc. (a) ....................................................... 7,083 88

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Inogen, Inc. (a) ......................................................... 2,498 $ 11
Inotiv, Inc. (a) .......................................................... 2,182 4
Inovio Pharmaceuticals, Inc. (a) ............................................. 28,871 11
Inozyme Pharma, Inc. (a) .................................................. 4,884 14
Insmed, Inc. (a) ......................................................... 15,486 388
Inspire Medical Systems, Inc. (a) ............................................ 3,159 465
Instil Bio, Inc. (a) ....................................................... 7,862 3
Integer Holdings Corp. (a) ................................................. 3,587 291
Integra LifeSciences Holdings Corp. (a) ....................................... 7,783 280
Intellia Therapeutics, Inc. (a) ............................................... 9,530 239
Intercept Pharmaceuticals, Inc. (a) (b) ......................................... 3,949 75
Intra-Cellular Therapies, Inc. (a) ............................................. 10,243 510
Invitae Corp. (a) (b) ...................................................... 28,755 17
Invivyd, Inc. (a) ........................................................ 4,342 7
Ionis Pharmaceuticals, Inc. (a) .............................................. 15,436 683
Iovance Biotherapeutics, Inc. (a) ............................................ 22,598 86
iRadimed Corp. ........................................................ 817 33
iRhythm Technologies, Inc. (a) .............................................. 3,327 261
Ironwood Pharmaceuticals, Inc. (a) ........................................... 16,804 151
iTeos Therapeutics, Inc. (a) ................................................ 3,224 32
Janux Therapeutics, Inc. (a) (b) .............................................. 3,295 21
Jasper Therapeutics, Inc. (a) ................................................ 8,645 6
Jazz Pharmaceuticals PLC (a) .............................................. 6,730 855
KALA BIO, Inc. (a) ..................................................... 226 2
KalVista Pharmaceuticals, Inc. (a) (b) ......................................... 2,975 25
Karuna Therapeutics, Inc. (a) ............................................... 3,560 593
Karyopharm Therapeutics, Inc. (a) ........................................... 11,436 10
Keros Therapeutics, Inc. (a) ................................................ 2,314 66
Kezar Life Sciences, Inc. (a) ............................................... 6,391 5
Kiniksa Pharmaceuticals Ltd. , Class A (a) ...................................... 3,679 56
Kinnate Biopharma, Inc. (a) ................................................ 2,174 2
Know Labs, Inc. (a) ...................................................... 4,085 1
Kodiak Sciences, Inc. (a) .................................................. 5,418 8
KORU Medical Systems, Inc. (a) ............................................ 4,611 10
Kronos Bio, Inc. (a) ...................................................... 4,230 4
Krystal Biotech, Inc. (a) ................................................... 2,553 298
Kura Oncology, Inc. (a) ................................................... 7,750 65
Kymera Therapeutics, Inc. (a) .............................................. 5,298 62
Lantern Pharma, Inc. (a) .................................................. 812 2
Lantheus Holdings, Inc. (a) ................................................ 7,370 476
Larimar Therapeutics, Inc. (a) .............................................. 4,612 14
Leap Therapeutics, Inc. (a) (b) .............................................. 2,584 4
Legend Biotech Corp. , ADR (a) ............................................. 17,959 1,187
LeMaitre Vascular, Inc. ................................................... 2,177 106
LENSAR, Inc. (a) ....................................................... 1,013 2
Lexicon Pharmaceuticals, Inc. (a) (b) .......................................... 26,374 33
LifeMD, Inc. (a) ........................................................ 3,009 19
LifeStance Health Group, Inc. (a) (b) .......................................... 7,893 46
Ligand Pharmaceuticals, Inc. (a) ............................................. 1,793 94
Lineage Cell Therapeutics, Inc. (a) (b) ......................................... 19,230 22
Liquidia Technologies, Inc. (a) .............................................. 5,834 38
Longboard Pharmaceuticals, Inc. (a) (b) ........................................ 2,045 11
Longeveron, Inc. , Class A (a) (b) ............................................. 3,327 7
Lyell Immunopharma, Inc. (a) .............................................. 13,242 22
Lyra Therapeutics, Inc. (a) ................................................. 4,082 12
MacroGenics, Inc. (a) .................................................... 6,400 33
Madrigal Pharmaceuticals, Inc. (a) ........................................... 1,421 187
MannKind Corp. (a) ..................................................... 28,311 121
Maravai LifeSciences Holdings, Inc. , Class A (a) ................................. 11,888 82
Marinus Pharmaceuticals, Inc. (a) ............................................ 5,228 36
Marker Therapeutics, Inc. (a) ............................................... 697 2
Masimo Corp. (a) ....................................................... 5,398 438
MaxCyte, Inc. (a) ....................................................... 10,010 30
Medpace Holdings, Inc. (a) ................................................ 2,586 628

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
MEI Pharma, Inc. (a) ..................................................... 666 $ 5
MeiraGTx Holdings PLC (a) ............................................... 5,495 25
Merit Medical Systems, Inc. (a) ............................................. 6,207 427
Merrimack Pharmaceuticals, Inc. (a) .......................................... 1,542 19
Mersana Therapeutics, Inc. (a) .............................................. 9,932 12
Mesa Laboratories, Inc. .................................................. 568 53
MiMedx Group, Inc. (a) ................................................... 12,120 79
Mind Medicine MindMed, Inc. (a) ........................................... 4,015 10
Mineralys Therapeutics, Inc. (a) ............................................. 2,065 16
Minerva Neurosciences, Inc. (a) ............................................. 530 3
Mirati Therapeutics, Inc. (a) ................................................ 7,066 392
Mirum Pharmaceuticals, Inc. (a) (b) ........................................... 2,988 82
ModivCare, Inc. (a) ...................................................... 1,543 65
Molecular Templates, Inc. (a) ............................................... 478 3
Monogram Orthopaedics, Inc. (a) ............................................ 2,024 6
Monte Rosa Therapeutics, Inc. (a) ........................................... 3,419 12
Morphic Holding, Inc. (a) ................................................. 4,055 81
Multiplan Corp. (a) (b) .................................................... 32,283 55
MyMD Pharmaceuticals, Inc. (a) (b) .......................................... 4,147 2
Myriad Genetics, Inc. (a) .................................................. 8,639 135
NanoString Technologies, Inc. (a) (b) .......................................... 5,121 7
Natera, Inc. (a) ......................................................... 11,461 452
National HealthCare Corp. ................................................ 1,347 91
National Research Corp. .................................................. 1,593 67
Nautilus Biotechnology, Inc. (a) ............................................. 7,550 19
Nektar Therapeutics (a) ................................................... 20,475 10
Neogen Corp. (a) ....................................................... 23,772 354
NeoGenomics, Inc. (a) .................................................... 13,877 195
Neoleukin Therapeutics, Inc. (a) ............................................. 763 3
Neurocrine Biosciences, Inc. (a) ............................................. 10,517 1,167
Neuronetics, Inc. (a) ..................................................... 2,856 3
Nevro Corp. (a) ......................................................... 3,850 56
New Ambrx BioPharma, Inc. (a) (b) .......................................... 6,541 68
NextCure, Inc. (a) ....................................................... 2,142 2
NextGen Healthcare, Inc. (a) ............................................... 5,966 143
NGM Biopharmaceuticals, Inc. (a) ........................................... 4,909 4
Nkarta, Inc. (a) ......................................................... 4,097 8
Novavax, Inc. (a) (b) ..................................................... 9,648 64
Nurix Therapeutics, Inc. (a) ................................................ 4,820 27
Nutex Health, Inc. (a) .................................................... 37,095 8
Nuvalent, Inc. , Class A (a) ................................................. 4,876 254
Nuvation Bio, Inc. (a) .................................................... 15,880 15
Nuvectis Pharma, Inc. (a) (b) ............................................... 682 6
Ocean Biomedical, Inc. (a) (b) .............................................. 899 1
Ocugen, Inc. (a) (b) ...................................................... 27,623 10
Ocular Therapeutix, Inc. (a) ................................................ 8,288 24
Ocuphire Pharma, Inc. (a) (b) ............................................... 2,216 6
Olema Pharmaceuticals, Inc. (a) ............................................. 3,999 53
Omega Therapeutics, Inc. (a) ............................................... 2,363 3
Omeros Corp. (a) (b) ..................................................... 6,631 8
Omniab, Inc. (a) (c) ...................................................... 698 —
Omniab, Inc. (a) (c) ...................................................... 698 —
Omniab, Inc. (a) ........................................................ 10,341 47
Omnicell, Inc. (a) ....................................................... 4,869 173
Oncocyte Corp. (a) ...................................................... 833 2
OPKO Health, Inc. (a) .................................................... 45,876 57
OptimizeRx Corp. (a) .................................................... 1,755 14
Optinose, Inc. (a) ....................................................... 9,003 10
Option Care Health, Inc. (a) ................................................ 19,568 543
Oramed Pharmaceuticals, Inc. (a) (b) .......................................... 3,895 7
OraSure Technologies, Inc. (a) .............................................. 7,665 40
Orchestra BioMed Holdings, Inc. (a) .......................................... 2,396 11
Organogenesis Holdings, Inc. (a) ............................................ 8,513 19
ORIC Pharmaceuticals, Inc. (a) (b) ........................................... 3,476 23

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Orthofix Medical, Inc. (a) ................................................. 3,836 $ 42
OrthoPediatrics Corp. (a) .................................................. 1,719 42
Outlook Therapeutics, Inc. (a) (b) ............................................ 14,014 8
Outset Medical, Inc. (a) ................................................... 5,362 19
Ovid Therapeutics, Inc. (a) ................................................. 6,435 23
Owens & Minor, Inc. (a) .................................................. 8,158 117
P3 Health Partners, Inc. (a) (b) .............................................. 5,396 8
Pacific Biosciences of California, Inc. (a) ...................................... 26,710 165
Pacira BioSciences, Inc. (a) ................................................ 4,948 140
Palatin Technologies, Inc. (a) ............................................... 1,152 2
Paragon 28, Inc. (a) ...................................................... 3,538 31
Passage Bio, Inc. (a) ..................................................... 3,794 2
Patterson Cos., Inc. ..................................................... 9,375 286
PAVmed, Inc. (a) ........................................................ 11,019 3
PDL BioPharma, Inc. (a) (c) ................................................ 17,605 3
PDS Biotechnology Corp. (a) (b) ............................................. 3,223 13
Pediatrix Medical Group, Inc. (a) ............................................ 9,040 104
Penumbra, Inc. (a) ....................................................... 4,055 775
PepGen, Inc. (a) ........................................................ 2,015 10
Perrigo Co. PLC ....................................................... 14,880 411
Personalis, Inc. (a) ...................................................... 4,319 4
PetIQ, Inc. (a) .......................................................... 2,983 56
Phathom Pharmaceuticals, Inc. (a) ........................................... 2,872 27
Phibro Animal Health Corp. , Class A ......................................... 2,213 24
Phreesia, Inc. (a) ........................................................ 5,585 76
Pieris Pharmaceuticals, Inc. (a) .............................................. 9,559 2
Pliant Therapeutics, Inc. (a) ................................................ 5,852 86
PMV Pharmaceuticals, Inc. (a) .............................................. 3,780 6
Point Biopharma Global, Inc. (a) ............................................ 9,415 119
Poseida Therapeutics, Inc. (a) ............................................... 5,827 12
Praxis Precision Medicines, Inc. (a) .......................................... 12,568 13
Precigen, Inc. (a) ........................................................ 13,196 15
Precision BioSciences, Inc. (a) .............................................. 9,990 3
Prelude Therapeutics, Inc. (a) ............................................... 2,766 5
Premier, Inc. , Class A .................................................... 12,965 249
Prestige Consumer Healthcare, Inc. (a) ........................................ 5,390 320
Prime Medicine, Inc. (a) (b) ................................................ 3,742 24
Privia Health Group, Inc. (a) ............................................... 11,092 233
PROCEPT BioRobotics Corp. (a) ............................................ 5,188 139
Progyny, Inc. (a) ........................................................ 9,016 278
ProPhase Labs, Inc. (a) (b) ................................................. 1,407 6
Protagonist Therapeutics, Inc. (a) ............................................ 5,943 86
Protalix BioTherapeutics, Inc. (a) ............................................ 7,001 12
Prothena Corp. PLC (a) ................................................... 5,589 204
PTC Therapeutics, Inc. (a) ................................................. 7,949 149
Pulmonx Corp. (a) ....................................................... 3,594 32
Pulse Biosciences, Inc. (a) (b) ............................................... 1,870 8
Puma Biotechnology, Inc. (a) ............................................... 4,073 10
Pyxis Oncology, Inc. (a) .................................................. 3,664 6
Quanterix Corp. (a) ...................................................... 3,755 82
Quantum-Si, Inc. (a) (b) ................................................... 10,840 13
QuidelOrtho Corp. (a) .................................................... 5,358 327
Quince Therapeutics, Inc. (a) (b) ............................................. 3,119 3
Quipt Home Medical Corp. (a) .............................................. 4,438 21
R1 RCM, Inc. (a) ....................................................... 21,179 250
RadNet, Inc. (a) ........................................................ 6,479 175
Rain Oncology, Inc. (a) ................................................... 2,243 2
Rallybio Corp. (a) (b) ..................................................... 1,869 8
Rani Therapeutics Holdings, Inc. (a) .......................................... 1,880 4
RAPT Therapeutics, Inc. (a) ................................................ 3,172 42
Recursion Pharmaceuticals, Inc. , Class A (a) .................................... 15,246 80
REGENXBIO, Inc. (a) ................................................... 4,396 57
Relay Therapeutics, Inc. (a) ................................................ 9,261 61
Relmada Therapeutics, Inc. (a) .............................................. 2,812 8

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Reneo Pharmaceuticals, Inc. (a) ............................................. 2,154 $ 17
Renovaro Biosciences, Inc. (a) .............................................. 3,200 9
Repligen Corp. (a) ....................................................... 5,699 767
Replimune Group, Inc. (a) ................................................. 4,797 70
Revance Therapeutics, Inc. (a) .............................................. 8,892 70
Reviva Pharmaceuticals Holdings, Inc. (a) (b) ................................... 1,941 9
REVOLUTION Medicines, Inc. (a) .......................................... 10,317 204
Rhythm Pharmaceuticals, Inc. (a) ............................................ 5,503 127
Rigel Pharmaceuticals, Inc. (a) .............................................. 18,779 15
Rocket Pharmaceuticals, Inc. (a) ............................................. 8,141 147
Rockwell Medical, Inc. (a) ................................................. 2,753 5
Royalty Pharma PLC , Class A .............................................. 41,442 1,114
RxSight, Inc. (a) ........................................................ 3,055 68
Sage Therapeutics, Inc. (a) ................................................. 5,660 106
Sana Biotechnology, Inc. (a) ............................................... 9,955 29
Sanara Medtech, Inc. (a) .................................................. 375 10
Sangamo Therapeutics, Inc. (a) ............................................. 16,738 11
Sarepta Therapeutics, Inc. (a) ............................................... 9,636 649
Savara, Inc. (a) ......................................................... 9,210 34
Scholar Rock Holding Corp. (a) ............................................. 4,758 56
Schrodinger, Inc. (a) ..................................................... 6,754 147
Scilex Holding Co. (a) (b) .................................................. 9,500 18
scPharmaceuticals, Inc. (a) (b) ............................................... 2,601 14
SCYNEXIS, Inc. (a) ..................................................... 3,963 7
Seagen, Inc. (a) ......................................................... 20,421 4,346
Seelos Therapeutics, Inc. (a) ............................................... 13,577 3
Seer, Inc. (a) ........................................................... 4,607 8
Select Medical Holdings Corp. ............................................. 11,457 260
Selecta Biosciences, Inc. (a) ................................................ 12,139 15
Sellas Life Sciences Group, Inc. (a) .......................................... 3,115 3
Semler Scientific, Inc. (a) .................................................. 588 17
Senseonics Holdings, Inc. (a) (b) ............................................. 47,125 23
Sensus Healthcare, Inc. (a) ................................................. 1,423 3
Sera Prognostics, Inc. , Class A (a) ........................................... 1,510 3
Seres Therapeutics, Inc. (a) ................................................ 10,567 16
Sharecare, Inc. (a) ....................................................... 31,397 33
Shockwave Medical, Inc. (a) ............................................... 3,958 816
SI-BONE, Inc. (a) ....................................................... 3,976 68
SIGA Technologies, Inc. .................................................. 4,453 23
Sight Sciences, Inc. (a) ................................................... 3,154 5
Silk Road Medical, Inc. (a) ................................................ 4,097 31
Simulations Plus, Inc. .................................................... 1,752 62
Singular Genomics Systems, Inc. (a) .......................................... 5,143 2
Soleno Therapeutics, Inc. (a) ............................................... 889 21
SomaLogic, Inc. (a) ...................................................... 16,741 37
Sotera Health Co. (a) ..................................................... 10,870 138
Spero Therapeutics, Inc. (a) ................................................ 4,171 4
SpringWorks Therapeutics, Inc. (a) ........................................... 5,500 126
Spruce Biosciences, Inc. (a) ................................................ 2,235 3
STAAR Surgical Co. (a) .................................................. 5,277 221
Stereotaxis, Inc. (a) ...................................................... 7,554 11
Stoke Therapeutics, Inc. (a) (b) .............................................. 3,161 12
Structure Therapeutics, Inc. , ADR (a) ......................................... 3,895 289
Summit Therapeutics, Inc. (a) (b) ............................................ 12,267 24
Supernus Pharmaceuticals, Inc. (a) ........................................... 5,760 137
Surgery Partners, Inc. (a) .................................................. 7,368 170
Surmodics, Inc. (a) ...................................................... 1,491 44
Sutro Biopharma, Inc. (a) .................................................. 6,319 17
Syndax Pharmaceuticals, Inc. (a) ............................................ 6,338 89
Synlogic, Inc. (a) ....................................................... 321 1
Syros Pharmaceuticals, Inc. (a) (b) ........................................... 1,798 4
T2 Biosystems Inc (a) .................................................... 311 2
Tabula Rasa Healthcare, Inc. (a) ............................................. 2,646 28
Tactile Systems Technology, Inc. (a) .......................................... 2,527 28

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Talkspace, Inc. (a) ....................................................... 12,444 $ 22
Tandem Diabetes Care, Inc. (a) .............................................. 7,080 122
Tango Therapeutics, Inc. (a) (b) .............................................. 4,472 38
Tarsus Pharmaceuticals, Inc. (a) (b) ........................................... 2,580 37
Taysha Gene Therapies, Inc. (a) ............................................. 850 2
Tela Bio, Inc. (a) ........................................................ 1,884 11
Teladoc Health, Inc. (a) ................................................... 17,946 297
Tenaya Therapeutics, Inc. (a) ............................................... 4,922 9
Tenet Healthcare Corp. (a) ................................................. 10,824 581
Terns Pharmaceuticals, Inc. (a) .............................................. 4,295 23
TG Therapeutics, Inc. (a) .................................................. 15,098 117
The Ensign Group, Inc. ................................................... 5,929 573
The Joint Corp. (a) ...................................................... 1,565 12
The Oncology Institute, Inc. (a) ............................................. 3,287 6
The Pennant Group, Inc. (a) ................................................ 2,985 32
TherapeuticsMD, Inc. (a) .................................................. 1,069 2
Theravance Biopharma, Inc. (a) (b) ........................................... 4,930 47
Theseus Pharmaceuticals, Inc. (a) ............................................ 1,533 4
Third Harmonic Bio, Inc. (a) ............................................... 1,642 10
Tilray, Inc. , Class 2 (a) (b) ................................................. 76,506 138
Tourmaline Bio, Inc. (b) .................................................. 235 4
TransMedics Group, Inc. (a) ................................................ 3,442 129
Travere Therapeutics, Inc. (a) ............................................... 7,831 51
Treace Medical Concepts, Inc. (a) ............................................ 4,734 47
Trevi Therapeutics, Inc. (a) ................................................ 4,490 8
TScan Therapeutics, Inc. (a) (b) ............................................. 4,210 16
Twist Bioscience Corp. (a) ................................................. 6,118 96
Tyra Biosciences, Inc. (a) .................................................. 2,080 24
U.S. Physical Therapy, Inc. ................................................ 1,548 130
UFP Technologies, Inc. (a) ................................................. 781 122
Ultragenyx Pharmaceutical, Inc. (a) .......................................... 7,306 259
United Therapeutics Corp. (a) .............................................. 5,003 1,115
UNITY Biotechnology, Inc. (a) ............................................. 1,444 3
UroGen Pharma Ltd. (a) .................................................. 2,895 32
Utah Medical Products, Inc. ............................................... 375 30
Vanda Pharmaceuticals, Inc. (a) ............................................. 6,130 27
Varex Imaging Corp. (a) .................................................. 4,395 79
Vaxart, Inc. (a) (b) ....................................................... 16,532 11
Vaxcyte, Inc. (a) ........................................................ 9,591 461
Vaxxinity, Inc. , Class A (a) (b) .............................................. 3,721 4
VBI Vaccines, Inc. (a) .................................................... 2,362 1
Veeva Systems, Inc. , Class A (a) ............................................. 15,854 3,055
Ventyx Biosciences, Inc. (a) ................................................ 4,853 70
Vera Therapeutics, Inc. (a) (b) ............................................... 3,020 31
Veracyte, Inc. (a) ........................................................ 7,915 164
Veradigm, Inc. (a) ....................................................... 11,647 154
Verastem, Inc. (a) ....................................................... 2,275 14
Vericel Corp. (a) ........................................................ 4,974 175
Verrica Pharmaceuticals, Inc. (a) (b) .......................................... 2,774 10
Verve Therapeutics, Inc. (a) ................................................ 4,691 56
Vicarious Surgical, Inc. (a) ................................................. 6,374 3
Viemed Healthcare, Inc. (a) ................................................ 3,714 23
Vigil Neuroscience, Inc. (a) ................................................ 1,616 11
Viking Therapeutics, Inc. (a) ............................................... 10,003 98
Vir Biotechnology, Inc. (a) ................................................. 9,442 75
Viracta Therapeutics, Inc. (a) ............................................... 2,968 2
Viridian Therapeutics, Inc. (a) .............................................. 4,127 52
Vistagen Therapeutics, Inc. (a) (b) ............................................ 1,018 3
VolitionRX Ltd. (a) ...................................................... 6,353 5
Vor BioPharma, Inc. (a) ................................................... 6,457 12
Voyager Therapeutics, Inc. (a) .............................................. 3,811 25
Werewolf Therapeutics, Inc. (a) ............................................. 2,429 6
X4 Pharmaceuticals, Inc. (a) ............................................... 13,731 11
XBiotech, Inc. (a) ....................................................... 2,040 9

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Xencor, Inc. (a) ......................................................... 6,528 $ 113
Xeris Biopharma Holdings, Inc. (a) .......................................... 14,111 26
XOMA Corp. (a) ........................................................ 1,248 24
Y-mAbs Therapeutics, Inc. (a) .............................................. 3,595 19
Zentalis Pharmaceuticals, Inc. (a) ............................................ 7,060 115
Zevra Therapeutics, Inc. (a) (b) .............................................. 3,357 15
Zimvie, Inc. (a) ......................................................... 2,857 20
ZIOPHARM Oncology, Inc. (a) (b) ........................................... 25,121 2
Zomedica Corp. (a) (b) .................................................... 106,616 18
Zura Bio Ltd. (a) (b) ...................................................... 2,298 11
Zymeworks, Inc. (a) ..................................................... 6,932 49
Zynex, Inc. (a) (b) ....................................................... 2,369 21
73,202
Industrials (17.0%):
374Water, Inc. (a) ....................................................... 6,847 12
3D Systems Corp. (a) .................................................... 14,228 53
AAON, Inc. ........................................................... 7,444 406
AAR Corp. (a) ......................................................... 3,653 217
ABM Industries, Inc. .................................................... 7,196 283
ACCO Brands Corp. .................................................... 10,014 51
Acme United Corp. ..................................................... 341 11
Acuity Brands, Inc. ..................................................... 3,428 555
ACV Auctions, Inc. , Class A (a) ............................................. 14,549 194
Advanced Drainage Systems, Inc. ........................................... 7,437 794
Advent Technologies Holdings, Inc. (a) (b) ..................................... 4,877 2
AECOM ............................................................. 15,246 1,167
AeroVironment, Inc. (a) ................................................... 2,860 328
AerSale Corp. (a) ....................................................... 2,595 40
AGCO Corp. .......................................................... 6,830 783
Air Lease Corp. ........................................................ 11,347 393
Air T, Inc. (a) .......................................................... 155 4
Air Transport Services Group, Inc. (a) ......................................... 6,143 120
Alamo Group, Inc. ...................................................... 1,254 201
Albany International Corp. ................................................ 3,394 277
Alight, Inc. , Class A (a) ................................................... 38,791 258
Allegiant Travel Co. ..................................................... 1,662 111
Allient, Inc. ........................................................... 1,476 41
Allison Transmission Holdings, Inc. ......................................... 9,741 491
Alta Equipment Group, Inc. ............................................... 2,561 24
Ameresco, Inc. , Class A (a) (b) .............................................. 3,495 91
American Superconductor Corp. (a) .......................................... 3,128 20
American Woodmark Corp. (a) .............................................. 1,787 120
Amprius Technologies, Inc. (a) (b) ............................................ 1,587 5
API Group Corp. (a) ..................................................... 23,321 603
Apogee Enterprises, Inc. .................................................. 2,378 102
Applied Industrial Technologies, Inc. ......................................... 4,163 639
Aqua Metals, Inc. (a) ..................................................... 9,977 8
ARC Document Solutions, Inc. ............................................. 3,991 11
ArcBest Corp. ......................................................... 2,587 282
Archer Aviation, Inc. , Class A (a) (b) .......................................... 16,502 78
Arcosa, Inc. ........................................................... 5,252 363
Argan, Inc. ........................................................... 1,385 63
Aris Water Solution, Inc. , Class A ........................................... 2,809 23
Armstrong World Industries, Inc. ............................................ 4,866 369
Array Technologies, Inc. (a) (b) .............................................. 16,104 279
ASGN, Inc. (a) ......................................................... 5,106 426
Astec Industries, Inc. .................................................... 2,449 98
Astra Space, Inc. (a) ..................................................... 1,307 1
Astronics Corp. (a) ...................................................... 2,856 44
Asure Software, Inc. (a) ................................................... 2,452 21
Atkore, Inc. (a) ......................................................... 4,112 511
Avis Budget Group, Inc. (a) ................................................ 4,130 672
AZZ, Inc. ............................................................ 2,666 126

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Babcock & Wilcox Enterprises, Inc. (a) ........................................ 9,398 $ 25
Barnes Group, Inc. ...................................................... 5,230 109
Barrett Business Services, Inc. ............................................. 717 66
Beacon Roofing Supply, Inc. (a) ............................................. 5,755 410
Beam Global (a) (b) ...................................................... 1,317 7
BlackSky Technology, Inc. (a) .............................................. 10,833 13
Blade Air Mobility, Inc. (a) ................................................ 4,968 11
Blink Charging Co. (a) (b) ................................................. 6,258 15
Bloom Energy Corp. , Class A (a) (b) .......................................... 21,402 223
Blue Bird Corp. (a) ...................................................... 2,437 44
BlueLinx Holdings, Inc. (a) ................................................ 960 68
Boise Cascade Co. ...................................................... 4,307 404
Booz Allen Hamilton Holding Corp. ......................................... 14,113 1,693
Bowman Consulting Group Ltd. (a) .......................................... 1,220 32
Brady Corp. , Class A .................................................... 4,945 254
BrightView Holdings, Inc. (a) .............................................. 4,311 29
Broadwind, Inc. (a) ...................................................... 2,013 5
Builders FirstSource, Inc. (a) ............................................... 13,466 1,461
BWX Technologies, Inc. .................................................. 10,052 747
Byrna Technologies, Inc. (a) ................................................ 1,908 8
CACI International, Inc. , Class A (a) ......................................... 2,480 805
Cadre Holdings, Inc. ..................................................... 1,983 56
Carlisle Cos., Inc. ....................................................... 5,431 1,380
Casella Waste Systems, Inc. (a) ............................................. 6,198 468
CBIZ, Inc. (a) .......................................................... 5,202 270
CECO Environmental Corp. (a) ............................................. 3,209 52
ChargePoint Holdings, Inc. (a) (b) ............................................ 29,120 74
Chart Industries, Inc. (a) .................................................. 4,650 540
Cimpress PLC (a) ....................................................... 2,405 143
Civeo Corp. ........................................................... 1,435 29
Clean Harbors, Inc. (a) ................................................... 5,534 850
Columbus McKinnon Corp. ............................................... 3,062 94
Comfort Systems USA, Inc. ............................................... 3,852 700
Commercial Vehicle Group, Inc. (a) .......................................... 3,226 22
Complete Solaria, Inc. (a) ................................................. 3,432 4
CompX International, Inc. ................................................. 162 3
Concentrix Corp. ....................................................... 4,748 362
Concrete Pumping Holdings, Inc. (a) ......................................... 2,654 19
Conduent, Inc. (a) ....................................................... 22,254 71
Construction Partners, Inc. , Class A (a) ........................................ 4,613 177
Core & Main, Inc. , Class A (a) .............................................. 9,852 296
CoreCivic, Inc. (a) ...................................................... 12,110 154
Covenant Logistics Group, Inc. ............................................. 792 31
CPI Aerostructures, Inc. (a) ................................................ 1,028 3
CRA International, Inc. ................................................... 739 72
Crane Co. ............................................................ 6,172 601
CSG Systems International, Inc. ............................................ 3,384 159
CSW Industrials, Inc. .................................................... 1,691 300
Curtiss-Wright Corp. .................................................... 4,210 837
Custom Truck One Source, Inc. (a) ........................................... 6,766 39
Daseke, Inc. (a) ......................................................... 4,182 19
Deluxe Corp. .......................................................... 4,745 81
Desktop Metal, Inc. , Class A (a) (b) ........................................... 24,485 21
Donaldson Co., Inc. ..................................................... 13,324 768
Douglas Dynamics, Inc. .................................................. 2,450 59
Dragonfly Energy Holdings Corp. (a) (b) ....................................... 2,517 2
Driven Brands Holdings, Inc. (a) ............................................ 6,812 77
Ducommun, Inc. (a) ..................................................... 1,489 71
Dun & Bradstreet Holdings, Inc. ............................................ 26,547 233
DXP Enterprises, Inc. (a) .................................................. 1,489 49
Dycom Industries, Inc. (a) ................................................. 3,095 264
Eagle Bulk Shipping, Inc. (b) ............................................... 743 30
EMCOR Group, Inc. .................................................... 5,128 1,060
Emeren Group Ltd. , ADR (a) ............................................... 6,295 15

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Encore Wire Corp. ...................................................... 1,755 $ 314
Energy Recovery, Inc. (a) ................................................. 6,013 91
Energy Vault Holdings, Inc. (a) (b) ........................................... 7,850 16
Enerpac Tool Group Corp. ................................................ 6,042 171
EnerSys .............................................................. 4,420 378
Ennis, Inc. ............................................................ 2,728 58
Enovix Corp. (a) (b) ...................................................... 14,253 127
EnPro Industries, Inc. .................................................... 2,274 253
Enviri Corp. (a) ......................................................... 8,589 49
Eos Energy Enterprises, Inc. (a) (b) ........................................... 14,135 25
Esab Corp. ............................................................ 6,225 394
ESCO Technologies, Inc. ................................................. 2,777 270
Espey Manufacturing & Electronics Corp. ..................................... 184 3
ESS Tech, Inc. (a) ....................................................... 5,813 7
EVI Industries, Inc. (b) ................................................... 567 15
Exela Technologies, Inc. (a) ................................................ 700 2
ExlService Holdings, Inc. (a) ............................................... 17,302 452
Exponent, Inc. ......................................................... 5,532 405
Federal Signal Corp. ..................................................... 6,569 381
First Advantage Corp. .................................................... 5,425 71
FiscalNote Holdings, Inc. (a) (b) ............................................. 11,112 15
Flowserve Corp. ........................................................ 14,275 524
Fluence Energy, Inc. (a) (b) ................................................. 6,642 115
Fluor Corp. (a) ......................................................... 15,598 519
Flux Power Holdings, Inc. (a) .............................................. 1,291 4
Forrester Research, Inc. (a) ................................................ 1,267 29
Fortune Brands Innovations, Inc. ............................................ 13,806 770
Forward Air Corp. ...................................................... 2,795 180
Franklin Covey Co. (a) ................................................... 1,248 49
Franklin Electric Co., Inc. ................................................. 4,372 379
FreightCar America, Inc. (a) ................................................ 1,357 4
FTAI Infrastructure, Inc. .................................................. 10,710 33
FTC Solar, Inc. (a) (b) .................................................... 5,451 6
FTI Consulting, Inc. (a) ................................................... 3,665 778
Fuel Tech, Inc. (a) ....................................................... 2,605 3
FuelCell Energy, Inc. (a) (b) ................................................ 49,466 54
Gates Industrial Corp. PLC (a) .............................................. 17,123 187
GATX Corp. .......................................................... 3,851 403
GEE Group, Inc. (a) ..................................................... 11,191 6
Genco Shipping & Trading Ltd. ............................................. 4,393 58
Gencor Industries, Inc. (a) ................................................. 1,329 19
Genpact Ltd. .......................................................... 18,332 615
Gibraltar Industries, Inc. (a) ................................................ 3,310 201
Global Industrial Co. .................................................... 710 23
GMS, Inc. (a) .......................................................... 4,416 258
Graco, Inc. ........................................................... 18,386 1,367
GrafTech International Ltd. ................................................ 21,167 73
Graham Corp. (a) ....................................................... 1,106 17
Granite Construction, Inc. ................................................. 4,778 193
Great Lakes Dredge & Dock Corp. (a) ........................................ 7,088 54
Griffon Corp. .......................................................... 5,461 218
GXO Logistics, Inc. (a) ................................................... 12,809 647
H&E Equipment Services, Inc. ............................................. 3,478 142
Hawaiian Holdings, Inc. (a) ................................................ 5,447 23
Hayward Holdings, Inc. (a) ................................................ 23,185 243
Healthcare Services Group, Inc. ............................................. 8,072 77
Heartland Express, Inc. ................................................... 4,690 55
HEICO Corp. .......................................................... 4,630 733
HEICO Corp. , Class A ................................................... 8,256 1,050
Heidrick & Struggles International, Inc. ....................................... 2,133 52
Helios Technologies, Inc. ................................................. 3,594 186
Herc Holdings, Inc. ..................................................... 3,047 325
Hertz Global Holdings, Inc. (a) ............................................. 33,180 280
Hexcel Corp. .......................................................... 9,190 569

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Hillenbrand, Inc. ....................................................... 7,607 $ 289
Hillman Solutions Corp. (a) ................................................ 21,193 139
HireQuest, Inc. ........................................................ 580 9
HireRight Holdings Corp. (a) ............................................... 1,302 12
HNI Corp. ............................................................ 5,013 174
Hub Group, Inc. , Class A (a) ............................................... 3,383 233
Hubbell, Inc. .......................................................... 5,894 1,592
Hudson Global, Inc. (a) ................................................... 264 4
Hudson Technologies, Inc. (a) .............................................. 4,290 55
Hurco Cos., Inc. ........................................................ 668 13
Huron Consulting Group, Inc. (a) ............................................ 2,049 204
Hydrofarm Holdings Group, Inc. (a) .......................................... 4,705 5
Hyliion Holdings Corp. (a) ................................................ 13,740 8
Hyster-Yale Materials Handling, Inc. ......................................... 869 35
Hyzon Motors, Inc. (a) (b) ................................................. 9,955 8
IBEX Holdings Ltd. (a) ................................................... 1,043 17
ICF International, Inc. ................................................... 2,047 259
Ideal Power, Inc. (a) ..................................................... 620 5
Ideanomics, Inc. (a) (b) ................................................... 1,265 3
IES Holdings, Inc. (a) .................................................... 2,130 133
Innodata, Inc. (a) ........................................................ 2,892 22
INNOVATE Corp. (a) (b) .................................................. 5,225 6
Insperity, Inc. .......................................................... 3,940 417
Insteel Industries, Inc. .................................................... 2,029 57
Interface, Inc. ......................................................... 6,194 55
Intuitive Machines, Inc. (a) ................................................ 1,552 5
ITT, Inc. ............................................................. 8,932 834
Janus International Group, Inc. (a) ........................................... 9,842 92
JELD-WEN Holding, Inc. (a) ............................................... 9,081 103
JetBlue Airways Corp. (a) ................................................. 36,622 138
Joby Aviation, Inc. (a) (b) .................................................. 41,167 217
John Bean Technologies Corp. .............................................. 3,464 360
Kadant, Inc. ........................................................... 1,261 277
Kaman Corp. .......................................................... 3,070 57
KAR Auction Services, Inc. (a) ............................................. 11,788 158
Karat Packaging, Inc. .................................................... 612 13
KBR, Inc. ............................................................ 14,679 854
Kelly Services, Inc. , Class A ............................................... 3,383 60
Kennametal, Inc. ....................................................... 8,322 192
Kforce, Inc. ........................................................... 2,079 127
Kirby Corp. (a) ......................................................... 6,474 484
Knightscope, Inc. , Class A (a) .............................................. 7,172 5
Knight-Swift Transportation Holdings, Inc. .................................... 16,485 806
Korn Ferry ........................................................... 5,771 263
Kratos Defense & Security Solutions, Inc. (a) ................................... 13,792 235
KULR Technology Group, Inc. (a) ........................................... 8,746 3
Landstar System, Inc. .................................................... 3,911 644
LB Foster Co. , Class A (a) ................................................. 1,121 22
Legalzoom.com, Inc. (a) .................................................. 9,906 99
Lennox International, Inc. ................................................. 3,513 1,302
Leonardo DRS, Inc. (a) ................................................... 5,182 99
Limbach Holdings, Inc. (a) ................................................ 1,004 30
Lincoln Electric Holdings, Inc. ............................................. 6,183 1,081
Lindsay Corp. ......................................................... 1,198 150
Liquidity Services, Inc. (a) ................................................. 2,462 47
LSI Industries, Inc. ...................................................... 2,681 40
Lyft, Inc. , Class A (a) .................................................... 35,275 323
ManpowerGroup, Inc. ................................................... 5,394 377
Markforged Holding Corp. (a) .............................................. 11,059 7
Marten Transport Ltd. .................................................... 6,344 112
Masonite International Corp. (a) ............................................. 2,394 189
MasTec, Inc. (a) ........................................................ 6,673 397
Mastech Digital, Inc. (a) .................................................. 357 3
Masterbrand, Inc. (a) ..................................................... 13,892 154

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Matrix Service Co. (a) .................................................... 2,794 $ 33
Matson, Inc. .......................................................... 3,801 331
Matthews International Corp. , Class A ........................................ 3,214 114
Maximus, Inc. ......................................................... 6,613 494
Mayville Engineering Co., Inc. (a) ........................................... 1,502 18
McGrath RentCorp ...................................................... 2,664 268
MDU Resources Group, Inc. ............................................... 21,484 400
Mercury Systems, Inc. (a) ................................................. 6,139 221
Mesa Air Group, Inc. (a) .................................................. 3,545 2
Microvast Holdings, Inc. (a) ................................................ 22,440 28
Miller Industries, Inc. .................................................... 1,208 44
MillerKnoll, Inc. ....................................................... 8,236 194
Mistras Group, Inc. (a) ................................................... 1,965 11
Montrose Environmental Group, Inc. (a) ....................................... 3,049 70
Moog, Inc. , Class A ..................................................... 3,093 359
MRC Global, Inc. (a) ..................................................... 8,955 94
MSA Safety, Inc. ....................................................... 4,060 641
MSC Industrial Direct Co., Inc. ............................................. 5,020 476
Mueller Industries, Inc. ................................................... 12,102 456
Mueller Water Products, Inc. , Class A ........................................ 16,853 208
MYR Group, Inc. (a) ..................................................... 1,800 208
National Presto Industries, Inc. ............................................. 560 42
Nauticus Robotics, Inc. (a) (b) ............................................... 1,696 3
Net Power, Inc. (a) (b) .................................................... 1,257 17
NEXTracker, Inc. , Class A (a) .............................................. 3,530 123
Nikola Corp. (a) (b) ...................................................... 79,037 85
Nl Industries, Inc. ....................................................... 912 5
NN, Inc. (a) ........................................................... 4,754 9
Northwest Pipe Co. (a) ................................................... 1,068 29
NOW, Inc. (a) .......................................................... 11,494 127
NuScale Power Corp. (a) (b) ................................................ 4,908 17
NV5 Global, Inc. (a) ..................................................... 1,519 143
nVent Electric PLC ...................................................... 17,672 851
Ocean Power Technologies, Inc. (a) .......................................... 6,138 2
Odyssey Marine Exploration, Inc. (a) (b) ....................................... 2,085 8
Omega Flex, Inc. ....................................................... 366 27
Orion Group Holdings, Inc. (a) .............................................. 3,205 15
Oshkosh Corp. ......................................................... 7,105 623
Owens Corning ........................................................ 9,774 1,108
PAM Transportation Services, Inc. ........................................... 630 11
Pangaea Logistics Solutions Ltd. (b) .......................................... 2,911 17
Park Aerospace Corp. .................................................... 2,070 30
Park-Ohio Holdings Corp. ................................................ 934 21
Parsons Corp. (a) ....................................................... 11,411 645
Paycor HCM, Inc. (a) .................................................... 6,997 151
Paylocity Holding Corp. (a) ................................................ 4,671 838
Performant Financial Corp. (a) .............................................. 6,940 16
Perma-Fix Environmental Services (a) ........................................ 1,148 11
Perma-Pipe International Holdings, Inc. (a) ..................................... 827 5
PGT Innovations, Inc. (a) .................................................. 6,028 180
Pioneer Power Solutions, Inc. (a) ............................................ 846 5
Pitney Bowes, Inc. ...................................................... 16,830 54
Planet Labs PBC (a) ..................................................... 17,086 37
Plug Power, Inc. (a) (b) .................................................... 58,877 347
Powell Industries, Inc. ................................................... 1,004 77
Preformed Line Products Co. .............................................. 270 37
Primoris Services Corp. .................................................. 5,802 174
Proto Labs, Inc. (a) ...................................................... 2,839 67
Quad/Graphics, Inc. (a) ................................................... 3,212 16
Quanex Building Products Corp. ............................................ 3,585 96
Quest Resource Holding Corp. (a) ........................................... 1,804 13
Radiant Logistics, Inc. (a) ................................................. 3,974 23
RB Global, Inc. ........................................................ 19,913 1,302
RBC Bearings, Inc. (a) ................................................... 3,129 688

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
RCM Technologies, Inc. (a) ................................................ 526 $ 10
Redwire Corp. (a) (b) ..................................................... 2,349 6
Regal Rexnord Corp. .................................................... 7,215 854
Resideo Technologies, Inc. (a) .............................................. 15,902 230
Resources Connection, Inc. ................................................ 3,479 47
REV Group, Inc. ....................................................... 3,335 47
Rocket Lab USA, Inc. (a) (b) ............................................... 30,274 128
Rush Enterprises, Inc. , Class A ............................................. 6,806 242
RXO, Inc. (a) .......................................................... 12,599 221
Ryder System, Inc. ...................................................... 4,853 473
Saia, Inc. (a) ........................................................... 2,916 1,045
Schneider National, Inc. , Class B ............................................ 6,192 157
Science Applications International Corp. ...................................... 5,841 638
Sensata Technologies Holding PLC .......................................... 16,583 529
SES AI Corp. (a) (b) ...................................................... 14,865 27
Shoals Technologies Group, Inc. , Class A (a) .................................... 17,929 275
Simpson Manufacturing Co., Inc. ........................................... 4,643 618
SiteOne Landscape Supply, Inc. (a) ........................................... 4,853 669
Skillsoft Corp. (a) ....................................................... 438 8
SkyWest, Inc. (a) ........................................................ 4,530 191
SKYX Platforms Corp. (a) ................................................. 5,451 9
Southland Holdings, Inc. (a) (b) ............................................. 473 3
SP Plus Corp. (a) ........................................................ 2,073 105
Spire Global, Inc. (a) ..................................................... 1,466 5
Spirit AeroSystems Holdings, Inc. , Class A (a) .................................. 11,455 259
Spirit Airlines, Inc. ...................................................... 11,876 136
SPX Technologies, Inc. (a) ................................................. 4,810 385
SS&C Technologies Holdings, Inc. .......................................... 23,720 1,192
Standex International Corp. ................................................ 1,276 183
StarTek, Inc. (a) (b) ...................................................... 842 4
Steel Connect, Inc. (a) .................................................... 405 4
Steelcase, Inc. , Class A ................................................... 9,256 101
Stem, Inc. (a) (b) ........................................................ 15,581 53
Stericycle, Inc. (a) ....................................................... 10,168 419
Sterling Check Corp. (a) .................................................. 8,999 101
Sterling Infrastructure, Inc. (a) .............................................. 3,251 237
Sun Country Airlines Holdings, Inc. (a) ........................................ 4,432 58
SunPower Corp. (a) (b) .................................................... 9,434 40
Sunrun, Inc. (a) (b) ....................................................... 23,151 223
Sunworks, Inc. (a) (b) ..................................................... 4,770 2
Symbotic, Inc. (a) (b) ..................................................... 2,665 91
TaskUS, Inc. , Class A (a) .................................................. 2,396 22
Taylor Devices, Inc. (a) ................................................... 329 7
Team, Inc. (a) .......................................................... 475 4
Techprecision Corp. (a) ................................................... 921 7
Tennant Co. ........................................................... 2,022 150
Terex Corp. ........................................................... 7,185 329
Terran Orbital Corp. (a) (b) ................................................. 12,881 10
Tetra Tech, Inc. ........................................................ 5,793 874
Textainer Group Holdings Ltd. ............................................. 4,452 219
The AZEK Co., Inc. (a) ................................................... 16,086 421
The Brink's Co. ........................................................ 4,949 331
The GEO Group, Inc. (a) .................................................. 13,165 115
The Gorman-Rupp Co. ................................................... 2,476 73
The Greenbrier Cos., Inc. ................................................. 3,258 113
The LS Starrett Co. , Class A (a) ............................................. 616 6
The Manitowoc Co., Inc. (a) ............................................... 3,774 48
The Middleby Corp. (a) ................................................... 5,832 658
The Shyft Group, Inc. .................................................... 3,458 38
The Timken Co. ........................................................ 6,948 480
The Toro Co. .......................................................... 11,419 923
Thermon Group Holdings, Inc. (a) ........................................... 3,628 97
Tigo Energy, Inc. (a) ..................................................... 2,426 6
Titan International, Inc. (a) ................................................. 5,584 63

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Titan Machinery, Inc. (a) .................................................. 2,217 $ 55
Toro Corp. (a) .......................................................... 1,045 4
TPI Composites, Inc. (a) (b) ................................................ 4,351 10
Transcat, Inc. (a) ........................................................ 841 76
TransUnion ........................................................... 21,243 932
Trex Co., Inc. (a) ........................................................ 11,812 664
TriNet Group, Inc. (a) .................................................... 6,100 627
Trinity Industries, Inc. ................................................... 8,905 185
Triumph Group, Inc. (a) ................................................... 8,261 62
TrueBlue, Inc. (a) ....................................................... 3,271 36
TTEC Holdings, Inc. .................................................... 2,084 43
TuSimple Holdings, Inc. , Class A (a) (b) ....................................... 15,494 17
Tutor Perini Corp. (a) .................................................... 4,570 33
Twin Disc, Inc. (a) ...................................................... 1,154 16
Uber Technologies, Inc. (a) ................................................ 213,345 9,234
UFP Industries, Inc. ..................................................... 6,595 628
U-Haul Holding Co. (a) ................................................... 840 41
U-Haul Holding Co. ..................................................... 11,054 522
Ultralife Corp. (a) ....................................................... 1,029 8
UniFirst Corp. ......................................................... 1,627 268
Universal Logistics Holdings, Inc. ........................................... 722 16
Upwork, Inc. (a) ........................................................ 13,044 136
V2X, Inc. (a) .......................................................... 1,268 65
Valmont Industries, Inc. .................................................. 2,263 446
Velo3D, Inc. (a) (b) ...................................................... 10,594 14
Veritiv Corp. .......................................................... 1,415 240
Verra Mobility Corp. (a) .................................................. 17,712 350
Vertiv Holdings Co. ..................................................... 37,216 1,461
Vestis Corp. (a) ......................................................... 14,201 217
Viad Corp. (a) .......................................................... 2,203 53
Vicor Corp. (a) ......................................................... 2,465 95
View, Inc. (a) .......................................................... 298 1
Virgin Galactic Holdings, Inc. (a) (b) .......................................... 36,303 54
VirTra, Inc. (a) ......................................................... 1,140 5
VSE Corp. ............................................................ 1,488 80
Wabash National Corp. ................................................... 5,062 105
Watsco, Inc. ........................................................... 3,649 1,273
Watts Water Technologies, Inc. , Class A ....................................... 2,949 510
Werner Enterprises, Inc. .................................................. 6,896 250
WESCO International, Inc. ................................................ 4,857 623
Westwater Resources, Inc. (a) .............................................. 5,749 3
Wheels Up Experience, Inc. (a) (b) ........................................... 1,841 3
Willdan Group, Inc. (a) ................................................... 1,404 25
Willis Lease Finance Corp. (a) .............................................. 224 10
WillScot Mobile Mini Holdings Corp. (a) ...................................... 21,250 837
Woodward, Inc. ........................................................ 6,175 770
Xometry, Inc. , Class A (a) ................................................. 4,231 62
XPO, Inc. (a) .......................................................... 12,490 947
Zurn Elkay Water Solutions Corp. ........................................... 15,585 412
108,194
Information Technology (17.7%):
8x8, Inc. (a) ........................................................... 12,654 30
908 Devices, Inc. (a) ..................................................... 2,558 15
A10 Networks, Inc. ..................................................... 7,574 82
ACI Worldwide, Inc. (a) .................................................. 11,815 241
ACM Research, Inc. , Class A (a) ............................................ 4,956 67
Adeia, Inc. ............................................................ 11,380 96
ADTRAN Holdings, Inc. ................................................. 7,782 51
Advanced Energy Industries, Inc. ........................................... 4,096 357
Aehr Test Systems (a) .................................................... 2,970 70
Aeva Technologies, Inc. (a) ................................................ 12,238 6
AEye, Inc. (a) (b) ........................................................ 12,185 3
Agilysys, Inc. (a) ....................................................... 2,619 225

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Airgain, Inc. (a) ........................................................ 1,054 $ 3
Akoustis Technologies, Inc. (a) .............................................. 7,479 4
Alarm.com Holdings, Inc. (a) ............................................... 5,210 266
Alkami Technology, Inc. (a) ................................................ 5,280 95
Allegro MicroSystems, Inc. (a) .............................................. 8,033 209
Alpha & Omega Semiconductor Ltd. (a) ....................................... 2,431 58
Alpine 4 Holdings, Inc. (a) ................................................. 2,527 2
Altair Engineering, Inc. , Class A (a) .......................................... 5,823 362
Alteryx, Inc. , Class A (a) .................................................. 6,594 211
Ambarella, Inc. (a) ...................................................... 4,091 184
Amdocs Ltd. .......................................................... 13,277 1,064
American Software, Inc. , Class A ........................................... 3,519 39
Amkor Technology, Inc. .................................................. 10,262 214
Amplitude, Inc. , Class A (a) ................................................ 6,611 66
Amtech Systems, Inc. (a) .................................................. 825 6
Appfolio, Inc. , Class A (a) ................................................. 2,070 388
Appian Corp. , Class A (a) ................................................. 4,482 177
Applied Digital Corp. (a) .................................................. 7,538 37
Applied Optoelectronics, Inc. (a) ............................................ 3,213 24
AppLovin Corp. , Class A (a) ............................................... 17,327 631
Arlo Technologies, Inc. (a) ................................................. 9,716 82
Arrow Electronics, Inc. (a) ................................................. 6,056 687
Arteris, Inc. (a) ......................................................... 2,260 12
Asana, Inc. , Class A (a) ................................................... 8,517 157
Aspen Technology, Inc. (a) ................................................. 7,005 1,245
Atlassian Corp. , Class A (a) ................................................ 16,525 2,985
Atomera, Inc. (a) (b) ..................................................... 2,693 17
AudioEye, Inc. (a) ....................................................... 688 3
Aurora Innovation, Inc. (a) (b) .............................................. 71,468 125
authID, Inc. (a) ......................................................... 787 5
AvePoint, Inc. (a) ....................................................... 12,632 95
Aviat Networks, Inc. (a) ................................................... 1,204 32
Avid Technology, Inc. (a) .................................................. 4,452 120
Avnet, Inc. ............................................................ 9,954 461
Axcelis Technologies, Inc. (a) .............................................. 3,534 451
AXT, Inc. (a) .......................................................... 4,462 9
Backblaze, Inc. , Class A (a) ................................................ 2,776 14
Badger Meter, Inc. ...................................................... 3,190 442
Bel Fuse, Inc. , Class A ................................................... 177 9
Bel Fuse, Inc. , Class B ................................................... 1,134 61
Belden, Inc. ........................................................... 4,555 323
Benchmark Electronics, Inc. ............................................... 3,763 91
Bentley Systems, Inc. , Class B ............................................. 22,422 1,091
BigBear.ai Holdings, Inc. (a) (b) ............................................. 5,305 7
BigCommerce Holdings, Inc. , Class 1 (a) ...................................... 6,764 60
BILL Holdings, Inc. (a) ................................................... 11,130 1,016
Bit Digital, Inc. (a) (b) .................................................... 9,344 20
BK Technologies Corp. (a) ................................................. 325 4
Blackbaud, Inc. (a) ...................................................... 4,735 310
Blackline, Inc. (a) ....................................................... 5,428 267
Blend Labs, Inc. , Class A (a) (b) ............................................. 19,179 23
Box, Inc. , Class A (a) .................................................... 15,197 378
Boxlight Corp. , Class A (a) ................................................ 947 2
Braze, Inc. , Class A (a) ................................................... 5,753 245
Brightcove, Inc. (a) ...................................................... 4,468 14
C3.ai, Inc. , Class A (a) (b) ................................................. 10,817 264
CalAmp Corp. (a) ....................................................... 3,964 1
Calix, Inc. (a) .......................................................... 6,414 212
Cambium Networks Corp. (a) .............................................. 1,305 7
Casa Systems, Inc. (a) .................................................... 3,844 2
CCC Intelligent Solutions Holdings, Inc. (a) .................................... 17,364 187
Cepton, Inc. (a) ......................................................... 521 2
Cerence, Inc. (a) ........................................................ 4,299 66
CEVA, Inc. (a) ......................................................... 2,519 43

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Ciena Corp. (a) ......................................................... 16,265 $ 686
Cipher Mining, Inc. (a) (b) ................................................. 4,688 16
Cirrus Logic, Inc. (a) ..................................................... 6,012 402
Cleanspark, Inc. (a) ...................................................... 15,933 65
Clear Secure, Inc. , Class A ................................................ 8,996 151
Clearfield, Inc. (a) ....................................................... 1,426 34
Clearwater Analytics Holdings, Inc. , Class A (a) ................................. 9,381 170
Climb Global Solutions, Inc. ............................................... 417 19
Cloudflare, Inc. , Class A (a) ................................................ 31,831 1,805
Coda Octopus Group, Inc. (a) ............................................... 586 4
Cognex Corp. ......................................................... 18,934 681
Coherent Corp. (a) ...................................................... 14,213 421
Cohu, Inc. (a) .......................................................... 5,126 154
CommScope Holding Co., Inc. (a) ........................................... 22,590 33
CommVault Systems, Inc. (a) ............................................... 4,725 309
CompoSecure, Inc. (a) .................................................... 1,737 10
Computer Task Group, Inc. (a) .............................................. 1,516 16
Comtech Telecommunications Corp. ......................................... 2,850 35
Confluent, Inc. , Class A (a) ................................................ 21,890 633
Consensus Cloud Solutions, Inc. (a) .......................................... 1,987 43
Corsair Gaming, Inc. (a) .................................................. 4,744 61
Couchbase, Inc. (a) ...................................................... 3,264 51
CPI Card Group, Inc. (a) .................................................. 440 7
Crane NXT Co. ........................................................ 5,305 276
Credo Technology Group Holding Ltd. (a) ..................................... 11,705 166
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 23,849 4,216
CS Disco, Inc. (a) ....................................................... 2,578 14
CSP, Inc. ............................................................. 369 8
CTS Corp. ............................................................ 3,377 126
CVD Equipment Corp. (a) ................................................. 629 4
CXApp, Inc. (a) ........................................................ 951 1
Daktronics, Inc. (a) ...................................................... 4,118 40
Datadog, Inc. , Class A (a) ................................................. 29,251 2,383
Dave, Inc. (a) (b) ........................................................ 644 3
DecisionPoint Systems, Inc. (a) ............................................. 620 3
Dell Technologies, Inc. , Class C ............................................ 26,735 1,789
Digi International, Inc. (a) ................................................. 3,834 97
Digimarc Corp. (a) (b) .................................................... 1,408 37
Digital Turbine, Inc. (a) ................................................... 9,942 47
DigitalOcean Holdings, Inc. (a) ............................................. 5,858 120
Diodes, Inc. (a) ......................................................... 4,897 319
DocuSign, Inc. (a) ....................................................... 22,017 856
Dolby Laboratories, Inc. , Class A ........................................... 6,480 524
Domo, Inc. , Class B (a) ................................................... 3,316 27
DoubleVerify Holdings, Inc. (a) ............................................. 13,245 369
Dropbox, Inc. , Class A (a) ................................................. 28,153 740
Duos Technologies Group, Inc. (a) ........................................... 549 2
Dynatrace, Inc. (a) ...................................................... 26,106 1,167
DZS, Inc. (a) .......................................................... 2,363 3
E2open Parent Holdings, Inc. (a) ............................................ 26,324 76
Eastman Kodak Co. (a) ................................................... 6,812 25
Ebix, Inc. (b) .......................................................... 2,649 16
eGain Corp. (a) ......................................................... 2,417 15
Elastic NV (a) .......................................................... 8,761 657
EMCORE Corp. (a) ...................................................... 7,252 3
Enfusion, Inc. , Class A (a) ................................................. 4,810 40
EngageSmart, Inc. (a) .................................................... 4,782 108
Entegris, Inc. .......................................................... 16,331 1,438
Envestnet, Inc. (a) ....................................................... 5,693 211
ePlus, Inc. (a) .......................................................... 2,901 181
Everbridge, Inc. (a) ...................................................... 4,390 90
Everspin Technologies, Inc. (a) .............................................. 1,873 18
Evolv Technologies Holdings, Inc. (a) (b) ...................................... 10,053 43
Expensify, Inc. , Class A (a) ................................................ 4,436 12

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Extreme Networks, Inc. (a) ................................................ 13,862 $ 286
Fabrinet (a) ............................................................ 3,935 610
FARO Technologies, Inc. (a) ............................................... 2,020 26
Fastly, Inc. , Class A (a) ................................................... 12,920 190
Five9, Inc. (a) .......................................................... 7,777 450
Flex Ltd. (a) ........................................................... 48,592 1,250
Focus Universal, Inc. (a) (b) ................................................ 3,063 5
FormFactor, Inc. (a) ..................................................... 8,449 286
Freshworks, Inc. , Class A (a) ............................................... 16,215 291
Gitlab, Inc. , Class A (a) ................................................... 9,004 390
GLOBALFOUNDRIES, Inc. (a) (b) .......................................... 8,427 418
GoDaddy, Inc. , Class A (a) ................................................. 15,973 1,170
Grid Dynamics Holdings, Inc. (a) ............................................ 6,044 61
GSI Technology, Inc. (a) .................................................. 1,928 4
Guidewire Software, Inc. (a) ............................................... 8,861 799
Harmonic, Inc. (a) ....................................................... 12,053 130
HashiCorp, Inc. , Class A (a) ................................................ 10,576 208
HubSpot, Inc. (a) ....................................................... 5,277 2,236
Ichor Holdings Ltd. (a) ................................................... 3,118 76
Identiv, Inc. (a) ......................................................... 2,440 15
Immersion Corp. ....................................................... 3,331 21
Impinj, Inc. (a) ......................................................... 2,834 183
indie Semiconductor, Inc. , Class A (a) ......................................... 13,458 66
Infinera Corp. (a) ....................................................... 24,439 72
Informatica, Inc. , Class A (a) ............................................... 12,600 242
Information Services Group, Inc. ............................................ 3,789 15
Inseego Corp. (a) (b) ..................................................... 10,403 5
Insight Enterprises, Inc. (a) ................................................ 3,870 555
Instructure Holdings, Inc. (a) ............................................... 1,741 43
Intapp, Inc. (a) ......................................................... 4,672 160
Intellicheck, Inc. (a) ..................................................... 1,971 4
Intelligent Systems Corp. (a) ............................................... 690 15
InterDigital, Inc. ....................................................... 2,844 214
inTEST Corp. (a) ....................................................... 1,269 16
Intevac, Inc. (a) ......................................................... 2,746 9
Inuvo, Inc. (a) .......................................................... 13,179 2
IonQ, Inc. (a) (b) ........................................................ 17,587 170
IPG Photonics Corp. ..................................................... 3,227 277
Issuer Direct Corp. (a) .................................................... 310 5
Iteris, Inc. (a) .......................................................... 4,650 21
Itron, Inc. (a) .......................................................... 4,946 283
Jabil, Inc. ............................................................ 13,808 1,696
Jamf Holding Corp. (a) ................................................... 5,375 86
JFrog Ltd. (a) .......................................................... 8,439 190
Kaltura, Inc. (a) ........................................................ 7,152 12
Kimball Electronics, Inc. (a) ............................................... 2,608 68
Knowles Corp. (a) ....................................................... 9,816 128
Kopin Corp. (a) ......................................................... 11,681 14
Kulicke & Soffa Industries, Inc. ............................................. 6,020 250
KVH Industries, Inc. (a) .................................................. 1,546 7
Kyndryl Holdings, Inc. (a) ................................................. 24,651 361
Lantronix, Inc. (a) ....................................................... 3,260 15
Lattice Semiconductor Corp. (a) ............................................. 14,996 834
Lightwave Logic, Inc. (a) (b) ............................................... 12,670 57
Limelight Networks, Inc. (a) ............................................... 14,929 12
Littelfuse, Inc. ......................................................... 2,681 581
LivePerson, Inc. (a) ...................................................... 8,053 21
LiveRamp Holdings, Inc. (a) ............................................... 7,058 195
LiveVox Holdings, Inc. (a) ................................................. 1,346 5
Lumentum Holdings, Inc. (a) ............................................... 7,110 279
Luna Innovations, Inc. (a) ................................................. 3,542 20
MACOM Technology Solutions Holdings, Inc. (a) ................................ 5,929 418
Magnachip Semiconductor Corp. (a) .......................................... 4,203 31
Manhattan Associates, Inc. (a) .............................................. 6,709 1,308

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Marathon Digital Holdings, Inc. (a) (b) ........................................ 18,577 $ 164
Marvell Technology, Inc. ................................................. 93,871 4,433
Matterport, Inc. (a) ...................................................... 27,476 56
MaxLinear, Inc. (a) ...................................................... 8,102 123
MeridianLink, Inc. (a) .................................................... 2,505 41
Meta Materials, Inc. (a) (b) ................................................. 44,057 5
Methode Electronics, Inc. ................................................. 3,760 86
Microcloud Hologram, Inc. (a) .............................................. 1,060 1
MicroStrategy, Inc. (a) (b) .................................................. 1,332 564
MicroVision, Inc. (a) (b) ................................................... 20,429 39
Mirion Technologies, Inc. (a) ............................................... 22,754 158
Mitek Systems, Inc. (a) ................................................... 4,704 50
MKS Instruments, Inc. ................................................... 6,907 454
Model N, Inc. (a) ....................................................... 4,013 97
MongoDB, Inc. (a) ...................................................... 7,446 2,566
Movella Holdings, Inc. (a) ................................................. 3,077 1
N-able, Inc. (a) ......................................................... 6,619 86
Napco Security Technologies, Inc. ........................................... 3,596 66
Navitas Semiconductor Corp. (a) ............................................ 12,790 67
nCino, Inc. (a) ......................................................... 6,701 188
NCR Corp. (a) ......................................................... 14,710 225
NETGEAR, Inc. (a) ..................................................... 3,037 38
NetScout Systems, Inc. (a) ................................................. 7,691 168
New Relic, Inc. (a) ...................................................... 7,023 609
NextNav, Inc. (a) (b) ..................................................... 1,546 7
nLight, Inc. (a) ......................................................... 4,856 40
Novanta, Inc. (a) ........................................................ 3,896 515
Nutanix, Inc. , Class A (a) .................................................. 25,650 928
NVE Corp. ........................................................... 526 36
Okta, Inc. (a) .......................................................... 16,709 1,126
Olo, Inc. , Class A (a) ..................................................... 10,837 55
ON24, Inc. ........................................................... 3,908 24
Ondas Holdings, Inc. (a) .................................................. 3,950 1
One Stop Systems, Inc. (a) ................................................. 1,827 4
OneSpan, Inc. (a) ....................................................... 3,954 31
Onto Innovation, Inc. (a) .................................................. 5,338 600
OSI Systems, Inc. (a) ..................................................... 1,717 179
Ouster, Inc. (a) (b) ....................................................... 2,257 9
PagerDuty, Inc. (a) ...................................................... 9,525 192
Palantir Technologies, Inc. , Class A (a) ........................................ 197,982 2,930
PAR Technology Corp. (a) ................................................. 2,956 86
PC Connection, Inc. ..................................................... 1,241 66
PC-Telephone, Inc. ...................................................... 1,715 12
PDF Solutions, Inc. (a) ................................................... 3,352 89
Pegasystems, Inc. ....................................................... 4,300 184
Perficient, Inc. (a) ....................................................... 3,749 218
Photronics, Inc. (a) ...................................................... 6,252 115
Phunware, Inc. (a) (b) ..................................................... 12,528 2
Pixelworks, Inc. (a) ...................................................... 5,498 7
Plexus Corp. (a) ........................................................ 2,960 291
Porch Group, Inc. (a) (b) ................................................... 8,546 5
Power Integrations, Inc. .................................................. 6,181 429
Powerfleet, Inc. (a) ...................................................... 3,663 7
PowerSchool Holdings, Inc. (a) ............................................. 5,931 118
Presto Automation, Inc. (a) ................................................ 3,543 5
Procore Technologies, Inc. (a) .............................................. 13,457 822
Progress Software Corp. .................................................. 4,670 240
PROS Holdings, Inc. (a) .................................................. 4,570 142
Pure Storage, Inc. , Class A (a) .............................................. 31,769 1,074
Q2 Holdings, Inc. (a) ..................................................... 6,166 185
Qualys, Inc. (a) ......................................................... 3,914 599
Quantum Computing, Inc. (a) (b) ............................................. 5,061 4
Quantum Corp. (a) ...................................................... 10,437 5
QuickLogic Corp. (a) .................................................... 1,476 14

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Rackspace Technology, Inc. (a) ............................................. 5,457 $ 7
Rambus, Inc. (a) ........................................................ 11,873 645
Rapid7, Inc. (a) ......................................................... 6,499 302
Red Cat Holdings, Inc. (a) ................................................. 3,725 3
Red Violet, Inc. (a) (b) .................................................... 1,024 20
Rekor Systems, Inc. (a) (b) ................................................. 6,971 19
ReposiTrak (b) ......................................................... 1,290 13
Ribbon Communications, Inc. (a) ............................................ 15,423 29
Richardson Electronics Ltd. (b) ............................................. 1,301 15
Rigetti Computing, Inc. (a) (b) .............................................. 8,915 9
Rimini Street, Inc. (a) .................................................... 5,091 11
RingCentral, Inc. , Class A (a) ............................................... 9,035 240
Riot Platforms, Inc. (a) (b) ................................................. 19,344 189
Rogers Corp. (a) ........................................................ 2,005 246
Rubicon Technologies, Inc. (a) .............................................. 2,120 4
Samsara, Inc. , Class A (a) ................................................. 16,081 371
Sanmina Corp. (a) ....................................................... 6,100 310
ScanSource, Inc. (a) ..................................................... 2,648 81
SecureWorks Corp. , Class A (a) ............................................. 1,022 6
SEMrush Holdings, Inc. , Class A (a) .......................................... 3,141 25
Semtech Corp. (a) ....................................................... 6,958 97
SentinelOne, Inc. , Class A (a) ............................................... 25,016 391
SigmaTron International, Inc. (a) ............................................ 508 2
Silicon Laboratories, Inc. (a) ............................................... 3,432 316
SiTime Corp. (a) ........................................................ 1,806 180
SkyWater Technology, Inc. (a) (b) ............................................ 1,628 8
SMART Global Holdings, Inc. (a) ........................................... 5,282 72
SmartRent, Inc. (a) ...................................................... 17,164 41
Smartsheet, Inc. , Class A (a) ............................................... 13,949 552
Smith Micro Software, Inc. (a) .............................................. 6,529 7
Snowflake, Inc. , Class A (a) ................................................ 32,970 4,785
SolarWinds Corp. (a) ..................................................... 4,526 42
SoundHound AI, Inc. , Class A (a) (b) .......................................... 21,658 34
SoundThinking, Inc. (a) ................................................... 995 15
SPI Energy Co. Ltd. (a) ................................................... 2,475 1
Splunk, Inc. (a) ......................................................... 16,771 2,468
Sprinklr, Inc. , Class A (a) .................................................. 10,563 144
Sprout Social, Inc. , Class A (a) .............................................. 5,164 224
SPS Commerce, Inc. (a) ................................................... 3,988 639
Squarespace, Inc. , Class A (a) .............................................. 4,917 140
Stratasys Ltd. (a) ........................................................ 6,533 66
Stronghold Digital Mining, Inc. , Class A (a) .................................... 715 3
Super Micro Computer, Inc. (a) ............................................. 5,058 1,211
Synaptics, Inc. (a) ....................................................... 4,204 352
TD SYNNEX Corp. ..................................................... 5,255 482
Telos Corp. (a) ......................................................... 5,353 12
Tenable Holdings, Inc. (a) ................................................. 12,454 524
Teradata Corp. (a) ....................................................... 10,759 460
Terawulf, Inc. (a) (b) ..................................................... 13,121 15
The Glimpse Group, Inc. (a) (b) ............................................. 1,080 1
The Hackett Group, Inc. .................................................. 2,662 59
Thoughtworks Holding, Inc. (a) ............................................. 10,126 34
Tingo Group, Inc. (a) (b) ................................................... 13,080 10
TransAct Technologies, Inc. (a) ............................................. 853 5
Transphorm, Inc. (a) ..................................................... 2,654 7
TTM Technologies, Inc. (a) ................................................ 11,073 127
Turtle Beach Corp. (a) .................................................... 1,598 13
Twilio, Inc. , Class A (a) ................................................... 18,909 969
Ubiquiti, Inc. .......................................................... 465 56
UiPath, Inc. , Class A (a) .................................................. 45,240 703
Ultra Clean Holdings, Inc. (a) .............................................. 4,776 114
Unisys Corp. (a) ........................................................ 7,281 20
Unity Software, Inc. (a) ................................................... 25,706 652
Universal Display Corp. .................................................. 4,787 666

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Upland Software, Inc. (a) .................................................. 3,086 $ 10
Varonis Systems, Inc. (a) .................................................. 11,688 393
Veeco Instruments, Inc. (a) ................................................. 6,006 144
Verint Systems, Inc. (a) ................................................... 6,853 129
Veritone, Inc. (a) (b) ...................................................... 3,497 9
Vertex, Inc. , Class A (a) ................................................... 4,857 118
Viant Technology, Inc. , Class A (a) ........................................... 1,585 9
Viasat, Inc. (a) ......................................................... 10,632 196
Viavi Solutions, Inc. (a) ................................................... 24,098 187
Vishay Intertechnology, Inc. ............................................... 13,812 307
Vishay Precision Group, Inc. (a) ............................................. 1,286 38
VMware, Inc. , Class A (a) ................................................. 24,120 3,437
Vontier Corp. .......................................................... 16,835 498
Weave Communications, Inc. (a) ............................................ 4,305 31
WM Technology, Inc. (a) .................................................. 8,726 10
Wolfspeed, Inc. (a) ...................................................... 13,627 461
Workday, Inc. , Class A (a) ................................................. 22,521 4,768
Workiva, Inc. (a) ........................................................ 5,201 453
Wrap Technologies, Inc. (a) (b) .............................................. 3,135 8
Xerox Holdings Corp. ................................................... 16,231 208
Xperi, Inc. (a) .......................................................... 4,615 39
Yext, Inc. (a) ........................................................... 11,040 67
ZeroFox Holdings, Inc. (a) ................................................. 7,859 5
Zeta Global Holdings Corp. , Class A (a) ....................................... 16,039 125
Zoom Video Communications, Inc. , Class A (a) .................................. 24,537 1,472
Zscaler, Inc. (a) ......................................................... 9,299 1,476
Zuora, Inc. , Class A (a) ................................................... 14,049 104
112,520
Materials (4.1%):
5E Advanced Materials, Inc. (a) (b) ........................................... 3,353 8
Advanced Emissions Solutions, Inc. (a) ....................................... 2,915 5
AdvanSix, Inc. ......................................................... 2,871 79
Alcoa Corp. ........................................................... 19,415 498
Alpha Metallurgical Resources, Inc. .......................................... 1,249 275
Alto Ingredients, Inc. (a) .................................................. 7,842 33
American Vanguard Corp. ................................................. 3,026 28
AptarGroup, Inc. ....................................................... 7,141 873
Arch Resources, Inc. .................................................... 1,873 283
Arras Minerals Corp. (a) .................................................. 4,451 — (e)
Ashland, Inc. .......................................................... 5,575 427
Aspen Aerogels, Inc. (a) .................................................. 7,484 58
ATI, Inc. (a) ........................................................... 13,990 528
Atlas Lithium Corp. (a) ................................................... 785 17
Avient Corp. .......................................................... 9,609 304
Axalta Coating Systems Ltd. (a) ............................................. 24,364 639
Balchem Corp. ......................................................... 3,508 408
Berry Global Group, Inc. ................................................. 12,979 714
Cabot Corp. ........................................................... 6,086 405
Carpenter Technology Corp. ............................................... 5,261 330
Century Aluminum Co. (a) ................................................. 8,731 58
Chase Corp. ........................................................... 825 105
Clearwater Paper Corp. (a) ................................................. 1,782 60
Cleveland-Cliffs, Inc. (a) .................................................. 54,785 919
Coeur Mining, Inc. (a) .................................................... 38,034 95
Commercial Metals Co. .................................................. 12,706 537
Compass Minerals International, Inc. ......................................... 4,477 110
Contango ORE, Inc. (a) (b) ................................................. 541 9
Core Molding Technologies, Inc. (a) .......................................... 794 20
Crown Holdings, Inc. .................................................... 13,126 1,058
Dakota Gold Corp. (a) .................................................... 6,491 19
Danimer Scientific, Inc. (a) (b) .............................................. 9,868 14
Eagle Materials, Inc. ..................................................... 3,855 593
Ecovyst, Inc. (a) ........................................................ 11,409 105

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Element Solutions, Inc. ................................................... 24,416 $ 445
Flotek Industries, Inc. (a) .................................................. 2,651 11
Friedman Industries, Inc. ................................................. 689 7
FutureFuel Corp. ....................................................... 2,838 19
Gatos Silver, Inc. (a) ..................................................... 5,168 25
Ginkgo Bioworks Holdings, Inc. (a) (b) ........................................ 138,994 190
Glatfelter Corp. (a) ...................................................... 4,752 8
Gold Resource Corp. .................................................... 9,625 4
Graphic Packaging Holding Co. ............................................ 33,424 719
Greif, Inc. , Class A ...................................................... 2,688 171
H.B. Fuller Co. ........................................................ 5,861 388
Hawkins, Inc. ......................................................... 2,110 121
Haynes International, Inc. ................................................. 1,371 59
Hecla Mining Co. ....................................................... 63,094 257
Huntsman Corp. ........................................................ 18,573 433
Hycroft Mining Holding Corp. (a) (b) ......................................... 17,311 4
Ingevity Corp. (a) ....................................................... 3,941 159
Innospec, Inc. ......................................................... 2,705 265
Intrepid Potash, Inc. (a) ................................................... 969 19
Kaiser Aluminum Corp. .................................................. 1,725 98
Knife River Corp. (a) .................................................... 5,595 282
Koppers Holdings, Inc. ................................................... 2,202 81
Kronos Worldwide, Inc. .................................................. 2,400 17
Livent Corp. (a) ........................................................ 19,553 285
Louisiana-Pacific Corp. .................................................. 7,845 402
LSB Industries, Inc. (a) ................................................... 4,984 45
Materion Corp. ........................................................ 2,223 216
Mativ Holdings, Inc. ..................................................... 5,832 76
Mercer International, Inc. ................................................. 4,167 33
Mesabi Trust (b) ........................................................ 1,442 30
Metals Acquisition Ltd. , Class A (a) (b) ........................................ 1,542 17
Minerals Technologies, Inc. ................................................ 3,505 189
MP Materials Corp. (a) ................................................... 15,814 259
Myers Industries, Inc. .................................................... 3,964 66
NewMarket Corp. ...................................................... 738 356
NioCorp Developments Ltd. (a) (b) ........................................... 3,071 14
O-I Glass, Inc. (a) ....................................................... 16,870 261
Olin Corp. ............................................................ 13,828 591
Olympic Steel, Inc. ...................................................... 1,077 55
Origin Materials, Inc. (a) .................................................. 11,987 12
Pactiv Evergreen, Inc. .................................................... 4,313 37
Piedmont Lithium, Inc. (a) ................................................. 1,962 54
PureCycle Technologies, Inc. (a) (b) .......................................... 13,876 62
Quaker Chemical Corp. .................................................. 1,523 219
Ramaco Resources, Inc. , Class A ............................................ 3,136 37
Ramaco Resources, Inc. , Class B ............................................ 550 7
Ranpak Holdings Corp. (a) ................................................ 7,957 25
Rayonier Advanced Materials, Inc. (a) ........................................ 6,894 19
Reliance Steel & Aluminum Co. ............................................ 6,371 1,621
Royal Gold, Inc. ........................................................ 7,219 753
RPM International, Inc. .................................................. 14,044 1,282
Ryerson Holding Corp. ................................................... 3,212 93
Schnitzer Steel Industries, Inc. ............................................. 2,791 63
Sensient Technologies Corp. ............................................... 4,597 259
Silgan Holdings, Inc. .................................................... 9,183 368
Sonoco Products Co. .................................................... 10,657 552
Southern Copper Corp. ................................................... 9,346 663
Stepan Co. ............................................................ 2,333 175
Summit Materials, Inc. , Class A (a) .......................................... 12,939 426
SunCoke Energy, Inc. .................................................... 9,112 87
Sylvamo Corp. ......................................................... 3,865 171
The Chemours Co. ...................................................... 16,110 388
The Scotts Miracle-Gro Co. ............................................... 4,567 203
TimkenSteel Corp. (a) .................................................... 4,107 83

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Tredegar Corp. ......................................................... 2,985 $ 13
TriMas Corp. .......................................................... 4,507 109
Trinseo PLC .......................................................... 3,790 23
Tronox Holdings PLC ................................................... 12,750 136
U.S. Gold Corp. (a) ...................................................... 919 3
United States Lime & Minerals, Inc. ......................................... 225 45
United States Steel Corp. ................................................. 24,258 822
Universal Stainless & Alloy Products, Inc. (a) ................................... 909 13
Valhi, Inc. ............................................................ 249 3
Warrior Met Coal, Inc. ................................................... 5,602 273
Westlake Corp. ........................................................ 3,508 405
Worthington Industries, Inc. ............................................... 3,405 210
26,005
Real Estate (5.5%):
Acadia Realty Trust ..................................................... 10,369 148
Agree Realty Corp. ..................................................... 10,368 580
Alexander & Baldwin, Inc. ................................................ 7,901 125
Alexander's, Inc. ....................................................... 236 44
Alpine Income Property Trust, Inc. .......................................... 1,405 22
American Assets Trust, Inc. ................................................ 5,205 92
American Homes 4 Rent , Class A ........................................... 36,534 1,196
American Realty Investors, Inc. (a) ........................................... 160 2
Americold Realty Trust, Inc. ............................................... 29,700 779
AMREP Corp. (a) ....................................................... 313 5
Anywhere Real Estate, Inc. (a) .............................................. 11,778 55
Apartment Income REIT Corp. ............................................. 16,399 479
Apartment Investment and Management Co. (a) .................................. 14,784 87
Apple Hospitality REIT, Inc. ............................................... 23,384 367
Armada Hoffler Properties, Inc. ............................................. 7,318 73
Ashford Hospitality Trust, Inc. (a) ........................................... 3,753 8
Bluerock Homes Trust, Inc. (a) .............................................. 357 5
Braemar Hotels & Resorts, Inc. ............................................. 5,802 15
Brandywine Realty Trust ................................................. 18,535 69
Brixmor Property Group, Inc. .............................................. 32,704 680
Broadstone Net Lease, Inc. ................................................ 19,346 274
BRT Apartments Corp. ................................................... 1,244 20
CareTrust REIT, Inc. .................................................... 10,713 231
CBL & Associates Properties, Inc. ........................................... 2,783 58
Centerspace ........................................................... 1,626 79
Chatham Lodging Trust .................................................. 5,208 48
Clipper Realty, Inc. ..................................................... 1,465 7
Community Healthcare Trust, Inc. ........................................... 2,685 77
Compass, Inc. , Class A (a) ................................................. 36,875 73
COPT Defense Properties ................................................. 12,367 282
Cousins Properties, Inc. .................................................. 16,513 295
CTO Realty Growth, Inc. ................................................. 2,220 36
CubeSmart ........................................................... 24,459 834
DiamondRock Hospitality Co. .............................................. 22,577 175
DigitalBridge Group, Inc. ................................................. 17,498 277
Diversified Healthcare Trust ............................................... 23,717 49
Doma Holdings, Inc. (a) .................................................. 723 3
Douglas Elliman, Inc. .................................................... 7,890 14
Douglas Emmett, Inc. .................................................... 17,591 197
Easterly Government Properties, Inc. ......................................... 9,958 107
EastGroup Properties, Inc. ................................................ 4,939 806
Elme Communities ...................................................... 9,555 122
Empire State Realty Trust, Inc. ............................................. 14,253 115
EPR Properties ........................................................ 8,112 346
Equity Commonwealth ................................................... 11,697 222
Equity LifeStyle Properties, Inc. ............................................ 19,448 1,280
Essential Properties Realty Trust, Inc. ........................................ 16,972 373
eXp World Holdings, Inc. (b) ............................................... 8,439 112
Farmland Partners, Inc. (b) ................................................. 4,884 51

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Fathom Holdings, Inc. (a) ................................................. 1,035 $ 3
First Industrial Realty Trust, Inc. ............................................ 14,534 615
Forestar Group, Inc. (a) ................................................... 1,974 47
Four Corners Property Trust, Inc. ............................................ 9,853 210
Franklin Street Properties Corp. ............................................. 8,866 15
FRP Holdings, Inc. (a) .................................................... 657 35
Gaming and Leisure Properties, Inc. ......................................... 27,709 1,258
Getty Realty Corp. ...................................................... 5,050 134
Gladstone Commercial Corp. .............................................. 4,299 51
Gladstone Land Corp. .................................................... 3,663 50
Global Medical REIT, Inc. ................................................ 6,773 59
Global Net Lease, Inc. ................................................... 24,995 198
Healthcare Realty Trust, Inc. ............................................... 41,437 595
Hersha Hospitality Trust .................................................. 3,658 36
Highwoods Properties, Inc. ................................................ 11,497 206
Howard Hughes Holdings, Inc. (a) ........................................... 5,451 362
Hudson Pacific Properties, Inc. ............................................. 15,024 67
Independence Realty Trust, Inc. ............................................. 24,448 303
Industrial Logistics Properties Trust .......................................... 6,354 16
Innovative Industrial Properties, Inc. ......................................... 3,051 219
InvenTrust Properties Corp. ............................................... 7,347 184
JBG SMITH Properties ................................................... 11,254 145
Jones Lang LaSalle, Inc. (a) ................................................ 5,188 664
Kennedy-Wilson Holdings, Inc. ............................................. 13,021 168
Kilroy Realty Corp. ..................................................... 12,749 364
Kite Realty Group Trust .................................................. 23,867 509
Lamar Advertising Co. , Class A ............................................. 9,524 784
LTC Properties, Inc. ..................................................... 4,460 141
Luxurban Hotels, Inc. (a) (b) ................................................ 1,106 4
LXP Industrial Trust ..................................................... 31,513 249
Marcus & Millichap, Inc. ................................................. 2,621 75
Maui Land & Pineapple Co., Inc. (a) .......................................... 754 11
Medical Properties Trust, Inc. (b) ............................................ 64,447 308
National Health Investors, Inc. ............................................. 4,532 227
National Storage Affiliates Trust ............................................ 9,120 260
NETSTREIT Corp. ..................................................... 7,362 105
Newmark Group, Inc. , Class A ............................................. 15,407 87
NexPoint Diversified Real Estate Trust ........................................ 3,390 27
NexPoint Residential Trust, Inc. ............................................ 2,511 68
NNN REIT, Inc. ........................................................ 19,846 721
Offerpad Solutions, Inc. (a) (b) .............................................. 1,166 9
Office Properties Income Trust ............................................. 5,233 23
Omega Healthcare Investors, Inc. (b) ......................................... 26,910 891
One Liberty Properties, Inc. ............................................... 1,756 32
Opendoor Technologies, Inc. (a) (b) ........................................... 57,951 110
Orion Office REIT, Inc. ................................................... 5,981 29
Outfront Media, Inc. ..................................................... 15,598 152
Paramount Group, Inc. ................................................... 19,583 84
Park Hotels & Resorts, Inc. ................................................ 23,234 268
Peakstone Realty Trust ................................................... 3,911 51
Pebblebrook Hotel Trust .................................................. 12,978 155
Phillips Edison & Co., Inc. ................................................ 12,773 451
Physicians Realty Trust ................................................... 25,943 282
Piedmont Office Realty Trust, Inc. , Class A .................................... 13,458 70
Plymouth Industrial REIT, Inc. ............................................. 4,815 96
Postal Realty Trust, Inc. , Class A ............................................ 2,130 28
PotlatchDeltic Corp. ..................................................... 8,606 369
Rafael Holdings, Inc. , Class B (a) ............................................ 1,550 3
Rayonier, Inc. ......................................................... 16,131 407
RE/MAX Holdings, Inc. .................................................. 1,853 20
Redfin Corp. (a) ........................................................ 11,899 55
Retail Opportunity Investments Corp. ........................................ 13,432 158
Rexford Industrial Realty, Inc. .............................................. 22,687 981
RLJ Lodging Trust ...................................................... 16,787 158

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
RPT Realty ........................................................... 9,230 $ 100
Ryman Hospitality Properties, Inc. ........................................... 6,364 545
Sabra Health Care REIT, Inc. .............................................. 25,156 343
Safehold, Inc. ......................................................... 5,388 88
Saul Centers, Inc. ....................................................... 1,421 49
Seritage Growth Properties , Class A (a) (b) ..................................... 4,075 29
Service Properties Trust .................................................. 17,820 129
SITE Centers Corp. ..................................................... 20,699 241
SL Green Realty Corp. (b) ................................................. 7,076 207
Sotherly Hotels, Inc. (a) ................................................... 1,783 3
Spirit Realty Capital, Inc. ................................................. 15,377 553
STAG Industrial, Inc. .................................................... 19,745 656
Star Holdings (a) ........................................................ 1,332 15
Stratus Properties, Inc. (a) ................................................. 721 18
Summit Hotel Properties, Inc. .............................................. 11,468 65
Sun Communities, Inc. ................................................... 13,400 1,491
Sunstone Hotel Investors, Inc. .............................................. 22,541 210
Tanger Factory Outlet Centers, Inc. .......................................... 11,212 253
Tejon Ranch Co. (a) ..................................................... 2,820 44
Terreno Realty Corp. .................................................... 9,037 481
The Macerich Co. ...................................................... 23,419 228
The RMR Group, Inc. , Class A ............................................. 1,664 37
The St. Joe Co. ........................................................ 6,222 290
Transcontinental Realty Investors, Inc. (a) ...................................... 133 4
UMH Properties, Inc. .................................................... 6,670 92
Uniti Group, Inc. ....................................................... 25,444 117
Universal Health Realty Income Trust ........................................ 1,489 57
Urban Edge Properties ................................................... 12,540 199
Veris Residential, Inc. .................................................... 9,409 126
Vornado Realty Trust .................................................... 18,218 350
WeWork, Inc. , Class A (a) (b) ............................................... 53,300 122
Whitestone REIT ....................................................... 5,061 50
WP Carey, Inc. ......................................................... 23,274 1,249
Xenia Hotels & Resorts, Inc. ............................................... 11,643 135
Zillow Group, Inc. , Class A (a) .............................................. 5,980 212
Zillow Group, Inc. , Class C (a) .............................................. 16,620 602
35,246
Utilities (1.8%):
ALLETE, Inc. ......................................................... 6,308 338
Altus Power, Inc. (a) ..................................................... 8,561 45
American States Water Co. ................................................ 4,023 314
Artesian Resources Corp. , Class A ........................................... 991 39
Avista Corp. .......................................................... 8,326 264
Black Hills Corp. ....................................................... 7,301 353
Brookfield Infrastructure Corp. , Class A ....................................... 4,264 110
Cadiz, Inc. (a) .......................................................... 4,391 13
California Water Service Group ............................................. 6,278 306
Chesapeake Utilities Corp. ................................................ 1,897 168
Clearway Energy, Inc. , Class A ............................................. 3,576 73
Clearway Energy, Inc. , Class C ............................................. 8,873 193
Essential Utilities, Inc. ................................................... 29,068 973
Genie Energy Ltd. , Class B ................................................ 2,276 45
Global Water Resources, Inc. .............................................. 1,248 13
Hawaiian Electric Industries, Inc. ........................................... 12,046 156
IDACORP, Inc. ........................................................ 5,562 527
MGE Energy, Inc. ...................................................... 3,974 285
Middlesex Water Co. .................................................... 1,911 121
Montauk Renewables, Inc. (a) .............................................. 5,052 51
National Fuel Gas Co. ................................................... 9,687 493
New Jersey Resources Corp. ............................................... 10,722 435
Northwest Natural Holding Co. ............................................. 3,924 144
Northwestern Energy Group, Inc. ........................................... 6,532 314
OGE Energy Corp. ...................................................... 22,011 753

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
ONE Gas, Inc. ......................................................... 6,033 $ 364
Ormat Technologies, Inc. ................................................. 6,622 407
Otter Tail Corp. ........................................................ 4,492 346
PNM Resources, Inc. .................................................... 9,339 395
Portland General Electric Co. .............................................. 10,998 440
Pure Cycle Corp. (a) ..................................................... 2,538 24
RGC Resources, Inc. .................................................... 879 14
SJW Group ........................................................... 3,177 198
Southwest Gas Holdings, Inc. .............................................. 7,776 456
Spire, Inc. ............................................................ 5,607 312
Spruce Power Holding Corp. (a) ............................................. 1,496 6
Sunnova Energy International, Inc. (a) (b) ...................................... 11,616 106
The York Water Co. ..................................................... 1,557 56
UGI Corp. ............................................................ 22,791 474
Unitil Corp. ........................................................... 1,733 79
Via Renewables, Inc. .................................................... 270 1
Vistra Corp. ........................................................... 38,779 1,269
11,473
Total Common Stocks (Cost $456,031)
a
a
a
631,867
Preferred Stocks (0.0%)(g)
Communication Services (0.0%):(g)
SRAX, Inc. (a) (c) ....................................................... 3,374 — (e)
Total Preferred Stocks (Cost $—(e))
a
a
a
— (e)
Rights (0.0%)(g)
Consumer Discretionary (0.0%):(g)
Lazydays Holdings, Inc. (a) ................................................ 1,376 2
Consumer Staples (0.0%):(g)
Spectrum Pharmaceuticals, Inc. (a) (c) ......................................... 20,024 — (e)
Health Care (0.0%):(g)
Achillion Pharmaceuticals (a) (c) ............................................. 22,837 5
Akouos, Inc. (a) (c) ...................................................... 2,413 2
Albireo Pharma, Inc. (a) (c) ................................................ 2,070 5
Applied Genetics (a) (c) ................................................... 7,439 — (e)
Carisma Therapeutics, Inc. (a) (c) ............................................ 22,411 —
Chinook Therapeutics, Inc. (a) (c) ............................................ 5,192 2
Cincor Pharma, Inc. (a) (c) ................................................. 1,987 6
Coherus Biosciences, Inc. (a) (c) ............................................. 5,561 1
Concert Pharmaceuticals (a) (c) .............................................. 5,168 2
Epizyme, Inc. (a) (c) ..................................................... 15,309 — (e)
Flexion Therapeutics, Inc. (a) (b) (c) ........................................... 6,526 — (e)
F-Star Therapeutics (a) (c) ................................................. 1,298 — (e)
Gemini Therapeutics (a) (c) ................................................ 2,307 —
Imara, Inc. (a) (c) ........................................................ 1,789 1
Jounce Therapeutics, Inc. (a) (c) ............................................. 4,884 — (e)
Magenta Therapeutics, Inc. (a) (c) ............................................ 4,843 — (e)
Medipacific, Inc. (a) (c) ................................................... 5,536 — (e)
Miragen Therapeutics, Inc. (a) (c) ............................................ 7,890 — (e)
Ocuphire Pharma (a) (c) ................................................... 168 — (e)
Opiant Pharma, Inc. (a) (c) ................................................. 533 — (e)
Palisade Bio, Inc. (a) (c) ................................................... 2,758 1
Paratek Pharmaceuticals Inc. (a) (b) (c) ......................................... 5,165 1
Prevail Therapeutics, Inc. (a) (c) ............................................. 4,938 2
Satsuma Pharma (a) (c) ................................................... 3,019 1
Tetraphase Pharmaceutical (a) (c) ............................................ 1,178 — (e)
Xeris Biopharma Holdings, Inc. (a) (c) ......................................... 8,140 1
Zynerba Pharmaceuticals, Inc. (a) (b) (c) ........................................ 5,691 1
31

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Industrials (0.0%):(g)
Communications Systems Inc. (a) (c) .......................................... 259 $ — (e)
Total Rights (Cost $7)
a
a
a
33
Warrants (0.0%)(g)
Health Care (0.0%):(g)
Galectin Therapeutics, Inc. , Class B (a) (c) ...................................... 7,552 — (e)
Salarius Pharmaceuticals, Inc. (a) ............................................ 2,486 —
—
Industrials (0.0%):
Imperalis Holding Corp. (a) ................................................ 7,260 —
Total Warrants (Cost $—)
a
a
a
— (e)
Collateral for Securities Loaned (2.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .26% (h) ........ 4,149,591 4,149
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .29% (h) ............ 4,149,591 4,149
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (h) ............... 4,149,591 4,150
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .25% (h) . 4,149,591 4,150
Total Collateral for Securities Loaned (Cost $16,598)
a
a
a
16,598
Total Investments (Cost $472,636) — 101.8% 648,498
Liabilities in excess of other assets — (1.8)% (11,597)
NET ASSETS - 100.00% $ 636,901
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of October 31, 2023. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(d) Issuer filed for bankruptcy.
(e) Rounds to less than $1 thousand.
(f) Affiliated security. (See Note 8 in the Notes to Financial Statements)
(g) Amount represents less than 0.05% of net assets.
(h) Rate disclosed is the daily yield on October 31, 2023.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
Futures Contracts Purchased
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 65 12/15/23 $ 5,862,672 $ 5,422,300 $ (440,372)
Total unrealized appreciation $ —
Total unrealized depreciation (440,372)
Total net unrealized appreciation (depreciation) $ (440,372)

Statement of Assets and Liabilities
October 31, 2023

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Extended
Market Index Fund
Assets:
Affiliated investments, at value (Cost $106) $ 121 (a)
Unaffiliated investments, at value (Cost $472,530) 648,377
Cash 4,518
Deposit with broker for futures contracts 848
Receivables:
Interest and dividends 261
Capital shares issued 77
Variation margin on open futures contracts 48
Prepaid expenses 16
Total Assets 654,266
Liabilities:
Payables:
Collateral received on loaned securities 16,598
Capital shares redeemed 519
Accrued expenses and other payables:
Investment advisory fees 56
Administration fees 84
Custodian fees 3
Transfer agent fees 42
Compliance fees 1
Other accrued expenses 62
Total Liabilities 17,365
Commitments and contingencies (Note 4 )
Net Assets:
Capital 439,220
Total accumulated earnings/(loss) 197,681
Net Assets $ 636,901
Shares (unlimited number of shares authorized with no par value): 35,967
Net asset value, offering and redemption price per share:(b) $ 17 .71
(a) Includes $15,426 thousand of securities on loan.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended October 31, 2023

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Extended
Market Index
Fund
Investment Income:
Dividends from affiliated investments $ 2
Dividends from unaffiliated investments 4,556
Interest from unaffiliated investments 89
Securities lending (net of fees) 487
Foreign tax withholding (2)
Total Income 5,132
Expenses:
Investment advisory fees 353
Administration fees 529
Sub-Administration fees 15
Custodian fees 16
Transfer agent fees 236
Trustees' fees 24
Compliance fees 3
Legal and audit fees 35
State registration and filing fees 16
Other expenses 56
Total Expenses 1,283
Net Investment Income (Loss) 3,849
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities — (a)
Net realized gains (losses) from unaffiliated investment securities 20,956
Net realized gains (losses) from futures contracts 80
Net change in unrealized appreciation/depreciation on affiliated investment securities (6)
Net change in unrealized appreciation/depreciation on
unaffiliated
investment securities (31,350)
Net change in unrealized appreciation/depreciation on futures contracts (459)
Net realized/unrealized gains (losses) on investments (10,779)
Change in net assets resulting from operations $ (6,930)
(a) Rounds to less than $1 thousand.

(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Extended Market Index Fund
Six Months
Ended
October
31, 2023
(Unaudited)
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 3,849 $ 2,801 $ 9,214
Net realized gains (losses) 21,036 3,561 31,496
Net change in unrealized appreciation/depreciation (31,815) 18,195 (268,896)
Change in net assets resulting from operations (6,930) 24,557 (228,186)
Change in net assets resulting from distributions to shareholders — — (55,787)
Change in net assets resulting from capital transactions (32,342) (20,310) (14,006)
Change in net assets (39,272) 4,247 (297,979)
Net Assets:
Beginning of period 676,173 671,926 969,905
End of period $ 636,901 $ 676,173 $ 671,926
Capital Transactions:
Proceeds from shares issued $ 12,953 $ 11,078 $ 33,788
Distributions reinvested — — 54,118
Cost of shares redeemed (45,295) (31,388) (101,912)
Change in net assets resulting from capital transactions $ (32,342) $ (20,310) $ (14,006)
Share Transactions:
Issued 681 599 1,626
Reinvested — — 2,987
Redeemed (2,383) (1,710) (5,027)
Change in Shares (1,702) (1,111) (414)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
54
See notes to financial statements.
Victory Extended Market Index Fund
Six Months
Ended
October
31, 2023
(Unaudited)
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of
Period $17.95 $17.33 $24.75 $25.40 $20.01 $16.14 $18.98
Investment Activities:
Net investment income (loss) 0.10(b) 0.07(b) 0.24(b) 0.22(b) 0.18(b) 0.20(b) 0.17
Net realized and unrealized
gains (losses) (0.34) 0.55 (6.14) 3.58 6.05 4.31 (1.96)
Total from Investment
Activities (0.24) 0.62 (5.90) 3.80 6.23 4.51 (1.79)
Distributions to Shareholders
from:
Net investment income — — (0.25) (0.23) (0.21) (0.26) (0.17)
Net realized gains — — (1.27) (4.22) (0.63) (0.38) (0.88)
Total Distributions — — (1.52) (4.45) (0.84) (0.64) (1.05)
Net Asset Value, End of Period $17.71 $17.95 $17.33 $24.75 $25.40 $20.01 $16.14
Total Return(c)(d) (1.34)% 3.58% (24.03)% 15.61% 31.20% 27.94% (9.70)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.36% 0.38% 0.36% 0.34% 0.38% 0.41% 0.43%(h)
Net Investment Income
(Loss)(e) 1.09% 1.21% 1.20% 0.77% 0.91% 1.06% 0.90%(h)
Gross Expenses(e)(f) 0.36% 0.38% 0.36% 0.34% 0.38% 0.41% 0.43%(h)
Supplemental Data:
Net Assets at end of period
(000's) $636,901 $676,173 $671,926 $969,905 $906,111 $788,664 $656,406
Portfolio Turnover(c) 7% 5% 21% 24% 31% 24% 12%(i)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(h) Prior to February 24, 2018, the Fund was a feeder fund in a master-feeder structure investing in Master Extended Market Index Series (“the Series”) before converting to a stand-alone fund. Expenses include expenses allocated to the Fund by the Series prior to the conversion.
(i) Reflects the period of February 24, 2018 to December 31, 2018, after the Fund converted to a stand-alone fund.

Notes to Financial Statements
October 31, 2023
Victory Portfolios III
55
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the "Fund"):
The Fund is classified as diversified under the 1940 Act.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory
Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the
Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), American Depositary Receipts, and
Rights, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official
Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of October 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
Fund (Legal Name) Fund (Short Name)
Victory Extended Market Index Fund Extended Market Index Fund

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
56
(Unaudited)
As of October 31, 2023, there were no transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the six months ended October 31, 2023, the Fund entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of October 31, 2023 (amounts in thousands):
Level 1 Level 2 Level 3 Total
Extended Market Index Fund
Common Stocks ............................................... $ 631,851 $ — $ 16 $ 631,867
Preferred Stocks ............................................... — — —(a) —(a)
Rights ...................................................... — 2 31 33
Warrants .................................................... — —(b) —(a) —(a)
Collateral for Securities Loaned ................................... 16,598 — — 16,598
Total ....................................................... $ 648,449 $ 2 $ 47 $ 648,498
Other Financial Investments:*
Liabilities:
Futures Contracts .............................................. (440) — — (440)
Total ....................................................... $ (440) $ — $ — $ (440)
* Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.
(a) Rounds to less than $1 thousand.
(b) Zero market value security.

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
57
(Unaudited)
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended October 31, 2023 (amounts in thousands):
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of October 31, 2023.
Liabilities
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: (440,000)
Extended Market Index Fund ........................................................................... $ 440
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: 80,000 (459,000)
Extended Market Index Fund ......................................................... $ 80 $ (459)
As of October 31, 2023, there were no transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the six months ended October 31, 2023, the Fund entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of October 31, 2023 (amounts in thousands):
Level 1 Level 2 Level 3 Total
Extended Market Index Fund
Common Stocks ............................................... $ 631,851 $ — $ 16 $ 631,867
Preferred Stocks ............................................... — — —(a) —(a)
Rights ...................................................... — 2 31 33
Warrants .................................................... — —(b) —(a) —(a)
Collateral for Securities Loaned ................................... 16,598 — — 16,598
Total ....................................................... $ 648,449 $ 2 $ 47 $ 648,498
Other Financial Investments:*
Liabilities:
Futures Contracts .............................................. (440) — — (440)
Total ....................................................... $ (440) $ — $ — $ (440)
* Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.
(a) Rounds to less than $1 thousand.
(b) Zero market value security.

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
58
(Unaudited)
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the six months ended October 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended October 31, 2023, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.10% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the six months ended October 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
October 31, 2023, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, which is based on the
Fund's average daily net assets of the Fund Shares. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Extended Market Index Fund ........................................ $ 15,426 $ — $ 16,598
Excluding U.S. Government
Securities
Purchases Sales
Extended Market Index Fund ................................................................. $ 46,613 $ 77,571

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
59
(Unaudited)
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA for the six months ended October 31, 2023, are reflected on the Statement of Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
October 31, 2023, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limits for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of October 31, 2023, the expense limit (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at October 31, 2023.
Additionally, as of October 31, 2023, the Fund had no amounts available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended October 31, 2023.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies
In effect until August 31, 2024
Extended Market Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.43%

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
60
(Unaudited)
and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Risk —The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.
Small-Capitalization and Mid-Capitalization Stock Risk — The Fund invests in small- and mid-capitalization companies, which may be more vulnerable than larger companies to adverse business or economic conditions. Securities of small- and mid-capitalization companies may be less liquid and more volatile than securities of larger companies or the market in general and, therefore, may involve greater risk than investing in securities of larger companies.
Derivatives Risk — The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the  intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the
Fund’s market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund. In addition, proposed and current regulations may limit the Fund’s ability to invest in derivatives.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended October 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended October 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended October 31, 2023.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
61
(Unaudited)
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
8. Affiliated Securities:
An affiliated security is a security in which the Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with the Fund or VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund’s Schedule of Portfolio Investments. The
financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form N-CSR and are available for download from both the SEC’s as well as each respective underlying fund’s website. Transactions in affiliated securities during the ended October 31, 2023, were as follows (amounts in thousands):
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
10. Subsequent Event:
The Board approved changes to the investment objective and principal investment strategy for the Fund. Effective on or about December 1,
2023 (the “Effective Date”), VettaFi LLC will administer, calculate, and publish the Victory Extended Market Index, the new index that the
Fund seeks to track.
Accordingly, on the Effective Date, the Fund’s objective is to seek to match, before fees and expenses, the performance of all small- and mid-cap stocks as measured by the Victory Extended Market Index.
Fair Value
4/30/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
10/31/2023
Dividend
Income
Extended Market Index Fund
Victory Capital Holdings, Inc., Class
A ........................ $ 104 $ 25 $ (2) $ —* $ — $ (6) $ 121 $ 2
* Rounds to less than $1 thousand.

Supplemental Information
October 31, 2023
Victory Portfolios III
62
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2023, through October 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
5/1/23
Actual
Ending
Account
Value
10/31/23
Hypothetical
Ending
Account
Value
10/31/23
Actual
Expenses
Paid During
Period
5/1/23 - 10/31/23*
Hypothetical
Expenses
Paid During
Period
5/1/23 - 10/31/23*
Annualized
Expense Ratio
During Period
5/1/23 - 10/31/23
Extended Market Index Fund ............... $ 1,000.00 $ 986.60 $ 1,023.33 $ 1.80 $ 1.83 0.36%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Supplemental Information
October 31, 2023
Victory Portfolios III
63
(Unaudited)
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
October 31, 2023
Victory Portfolios III
64
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
October 31, 2023
Victory Portfolios III
65
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
37757-1223

October 31, 2023
Semi Annual Report
Victory Global Managed Volatility Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Investment Objective and Portfolio Holdings 2
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
16
Statement of Operations
17
Statements of Changes in Net Assets
18
Financial Highlights
20
Notes to Financial Statements 22
Supplemental Information
Proxy Voting and Portfolio Holdings Information
29
Expense Examples
29
Privacy Policy
30

2
Victory Portfolios III
Victory Global Managed Volatility Fund
October 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to attain long-term capital appreciation while attempting to reduce volatility during unfavorable market conditions.
Top 10 Holdings*:
October 31, 2023
(% of Net Assets)
Top Sectors*:
October 31, 2023
(% of Net Assets)
Does not include futures contracts and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Apple, Inc.
4.8%
Microsoft Corp.
4.3%
Alphabet, Inc., Class C
2.7%
Johnson & Johnson
1.6%
Meta Platforms, Inc., Class A
1.5%
Eli Lilly & Co.
1.5%
UnitedHealth Group, Inc.
1.5%
Lockheed Martin Corp.
1.4%
Philip Morris International, Inc.
1.2%
The Procter & Gamble Co.
1.2%
Information Technology
24.4%
Health Care
14.5%
Industrials
13.3%
Consumer Staples
11.6%
Consumer Discretionary
10.8%
Financials
9.8%
Communication Services
6.8%
Energy
4.3%
Materials
3.3%
Real Estate
0.7%

Schedule of Portfolio Investments
October 31, 2023
Victory Portfolios III
Victory Global Managed Volatility Fund
3
(Unaudited)
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.7%)
Argentina (0.1%):
Consumer Discretionary (0.1%):
MercadoLibre, Inc.(a) .................................................... 419 $ 520
Australia (2.9%):
Consumer Discretionary (0.1%):
The Lottery Corp Ltd. .................................................... 242,623 700
Consumer Staples (0.6%):
Coles Group Ltd. ....................................................... 108,537 1,053
Woolworths Group Ltd. .................................................. 83,361 1,866
2,919
Financials (0.5%):
Medibank Pvt. Ltd. ...................................................... 1,050,571 2,292
Information Technology (0.2%):
Atlassian Corp., Class A(a) ................................................ 3,975 718
Materials (1.5%):
BHP Group Ltd. ........................................................ 132,877 3,760
Fortescue Metals Group Ltd. ............................................... 81,622 1,161
Rio Tinto Ltd. ......................................................... 27,475 2,052
6,973
13,602
Belgium (0.0%):(b)
Financials (0.0%):(b)
KBC Group NV ........................................................ 2,566 141
Brazil (0.8%):
Energy (0.4%):
Petroleo Brasileiro SA, Preference Shares ..................................... 295,400 2,037
Financials (0.4%):
BB Seguridade Participacoes SA ............................................ 264,800 1,616
Itau Unibanco Holding SA, Preference Shares .................................. 35,445 189
1,805
Materials (0.0%):(b)
Vale SA .............................................................. 10,097 138
3,980
Canada (3.2%):
Consumer Discretionary (0.9%):
Dollarama, Inc. ........................................................ 42,960 2,934
Lululemon Athletica, Inc.(a) ............................................... 3,407 1,341
Magna International, Inc. ................................................. 1,253 60
4,335
Consumer Staples (0.6%):
Alimentation Couche-Tard, Inc. ............................................. 47,858 2,606
Loblaw Cos. Ltd. ....................................................... 2,363 193
2,799
Energy (0.1%):
ARC Resources Ltd.(c) ................................................... 12,057 194
Financials (0.6%):
iA Financial Corp., Inc. ................................................... 4,632 269

Victory Portfolios III
Victory Global Managed Volatility Fund
4
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Sun Life Financial, Inc. .................................................. 6,758 $ 309
The Toronto-Dominion Bank ............................................... 43,564 2,434
3,012
Industrials (0.1%):
TFI International, Inc. .................................................... 4,557 504
Information Technology (0.9%):
CGI, Inc.(a) ........................................................... 16,304 1,574
Constellation Software, Inc. ............................................... 1,403 2,813
4,387
15,231
China (1.5%):
Communication Services (0.0%):(b)
NetEase, Inc. .......................................................... 5,900 126
Consumer Discretionary (0.5%):
Alibaba Group Holding Ltd.(a) ............................................. 13,100 135
ANTA Sports Products Ltd. ................................................ 89,800 1,015
BYD Co. Ltd., Class H ................................................... 2,500 76
Topsports International Holdings Ltd.(d) ...................................... 1,124,000 945
Vipshop Holdings Ltd., ADR(a) ............................................ 6,570 94
2,265
Consumer Staples (0.4%):
Nongfu Spring Co., Ltd., Class H(d) ......................................... 229,400 1,307
Tingyi Cayman Islands Holding Corp. ........................................ 212,000 281
1,588
Energy (0.1%):
China Shenhua Energy Co. Ltd., Class H ...................................... 64,500 198
PetroChina Co. Ltd., Class H .............................................. 172,000 112
310
Financials (0.3%):
Bank of China Ltd., Class H ............................................... 636,000 222
China Merchants Bank Co. Ltd., Class H ...................................... 23,261 88
Industrial & Commercial Bank of China Ltd., Class H ............................. 349,000 168
The People's Insurance Co. Group of China Ltd., Class H .......................... 3,224,000 1,064
1,542
Health Care (0.1%):
CSPC Pharmaceutical Group Ltd. ........................................... 658,000 575
Industrials (0.1%):
COSCO SHIPPING Holdings Co. Ltd., Class H ................................. 600,500 611
Utilities (0.0%):(b)
ENN Energy Holdings Ltd. ................................................ 7,801 59
7,076
Denmark (1.8%):
Consumer Discretionary (0.5%):
Pandora A/S .......................................................... 21,920 2,487
Consumer Staples (0.0%):(b)
Carlsberg A/S, Class B ................................................... 927 110
Health Care (1.3%):
Coloplast A/S, Class B ................................................... 9,117 951

Victory Portfolios III
Victory Global Managed Volatility Fund
5
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Novo Nordisk A/S, Class B ................................................ 53,038 $ 5,117
6,068
8,665
Finland (1.1%):
Communication Services (0.2%):
Elisa Oyj ............................................................. 22,600 959
Health Care (0.4%):
Orion Oyj, Class B ...................................................... 48,974 1,948
Industrials (0.5%):
Kone Oyj, Class B ...................................................... 53,377 2,311
5,218
France (2.0%):
Communication Services (0.0%):(b)
Publicis Groupe SA ..................................................... 1,724 131
Consumer Discretionary (0.8%):
Hermes International SCA ................................................ 852 1,590
La Francaise des Jeux SAEM(d) ............................................ 32,254 1,040
LVMH Moet Hennessy Louis Vuitton SE ...................................... 1,839 1,316
3,946
Consumer Staples (0.7%):
Carrefour SA .......................................................... 5,735 100
L'Oreal SA ........................................................... 7,301 3,069
3,169
Energy (0.1%):
TotalEnergies SE ....................................................... 3,665 245
Financials (0.0%):(b)
Wendel Se(a) .......................................................... 2,283 171
Health Care (0.2%):
Ipsen SA ............................................................. 6,939 820
Industrials (0.1%):
Cie de Saint-Gobain SA .................................................. 3,641 198
Schneider Electric SE .................................................... 1,048 161
Thales SA ............................................................ 1,058 156
515
Information Technology (0.0%):(b)
Capgemini SE ......................................................... 1,130 200
Utilities (0.1%):
Engie SA ............................................................. 7,552 120
Veolia Environnement SA ................................................. 4,542 125
245
9,442
Germany (0.6%):
Consumer Discretionary (0.1%):
Mercedes-Benz Group AG ................................................ 3,290 194
Financials (0.0%):(b)
Commerzbank AG ...................................................... 8,404 91

Victory Portfolios III
Victory Global Managed Volatility Fund
6
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Industrials (0.5%):
Deutsche Post AG ...................................................... 61,250 $ 2,391
Materials (0.0%):(b)
Heidelberg Materials AG ................................................. 1,426 103
Utilities (0.0%):(b)
RWE AG ............................................................. 2,122 81
2,860
Hong Kong (0.8%):
Consumer Discretionary (0.3%):
Bosideng International Holdings Ltd. ......................................... 524,000 207
Chow Tai Fook Jewellery Group Ltd. ......................................... 677,000 956
1,163
Consumer Staples (0.0%):(b)
WH Group Ltd.(d) ...................................................... 278,000 166
Industrials (0.1%):
Orient Overseas International Ltd. ........................................... 34,500 435
Information Technology (0.4%):
Kingboard Laminates Holdings Ltd. ......................................... 231,500 217
Lenovo Group Ltd. ...................................................... 1,462,000 1,702
1,919
3,683
India (1.2%):
Consumer Staples (0.0%):(b)
ITC Ltd. ............................................................. 28,333 146
Financials (0.5%):
ICICI Bank Ltd. ........................................................ 210,282 2,314
Industrials (0.0%):(b)
Bharat Electronics Ltd. ................................................... 55,034 88
Information Technology (0.7%):
HCL Technologies Ltd. ................................................... 16,887 259
Infosys Ltd. ........................................................... 93,989 1,546
Tata Consultancy Services Ltd. ............................................. 29,055 1,176
2,981
Materials (0.0%):(b)
Vedanta Ltd. .......................................................... 51,767 135
5,664
Indonesia (1.0%):
Communication Services (0.2%):
PT Telkom Indonesia Persero Tbk ........................................... 5,072,200 1,112
Consumer Staples (0.1%):
PT Unilever Indonesia Tbk ................................................ 1,222,900 279
Energy (0.2%):
PT Adaro Energy Indonesia Tbk ............................................ 4,932,600 796
Financials (0.5%):
PT Bank Central Asia Tbk ................................................. 4,205,500 2,318
4,505
Ireland (0.6%):

Victory Portfolios III
Victory Global Managed Volatility Fund
7
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Information Technology (0.6%):
Accenture PLC, Class A .................................................. 9,539 $ 2,834
Israel (0.6%):
Information Technology (0.6%):
Check Point Software Technologies Ltd.(a) .................................... 21,371 2,869
Italy (0.0%):(b)
Industrials (0.0%):(b)
Prysmian SpA ......................................................... 4,183 157
Japan (3.7%):
Communication Services (0.6%):
CyberAgent, Inc. ....................................................... 145,500 764
KDDI Corp. ........................................................... 12,100 362
Nintendo Co. Ltd. ...................................................... 41,700 1,723
Nippon Telegraph & Telephone Corp. ........................................ 202,500 238
3,087
Consumer Discretionary (0.7%):
Honda Motor Co. Ltd. ................................................... 34,200 351
Mazda Motor Corp. ..................................................... 17,300 167
Yamaha Motor Co. Ltd. .................................................. 8,300 203
ZOZO, Inc. ........................................................... 134,700 2,561
3,282
Financials (0.1%):
Tokio Marine Holdings, Inc. ............................................... 11,900 266
Health Care (0.4%):
Astellas Pharma, Inc. .................................................... 38,727 490
Hoya Corp. ........................................................... 14,500 1,396
1,886
Industrials (1.0%):
BayCurrent Consulting, Inc. ............................................... 16,400 412
Hitachi Ltd. ........................................................... 4,573 290
ITOCHU Corp.(c) ...................................................... 12,622 454
Mitsubishi Corp. ....................................................... 2,600 121
Persol Holdings Co. Ltd. .................................................. 299,000 448
Recruit Holdings Co. Ltd. ................................................. 81,000 2,323
SG Holdings Co. Ltd. .................................................... 31,800 451
Taisei Corp. ........................................................... 9,400 319
4,818
Information Technology (0.7%):
Nomura Research Institute Ltd. ............................................. 47,300 1,242
Oracle Corp. .......................................................... 27,200 1,930
3,172
Materials (0.2%):
Nissan Chemical Corp. ................................................... 22,300 910
17,421
Mexico (1.1%):
Communication Services (0.5%):
America Movil SAB de CV, Class B ......................................... 2,719,797 2,250
Consumer Staples (0.3%):
Fomento Economico Mexicano SAB de CV .................................... 16,875 191

Victory Portfolios III
Victory Global Managed Volatility Fund
8
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Wal-Mart de Mexico SAB de CV ........................................... 371,618 $ 1,331
1,522
Financials (0.3%):
Grupo Financiero Banorte SAB de CV, Class O ................................. 161,322 1,307
5,079
Netherlands (1.8%):
Communication Services (0.2%):
Koninklijke KPN NV .................................................... 239,868 806
Consumer Staples (0.5%):
Koninklijke Ahold Delhaize NV ............................................ 77,696 2,300
Financials (0.0%):(b)
ABN AMRO Bank NV(d) ................................................. 5,392 73
ING Groep NV ........................................................ 6,863 88
161
Industrials (0.7%):
Wolters Kluwer NV ..................................................... 23,663 3,036
Information Technology (0.4%):
ASML Holding NV ..................................................... 3,219 1,935
8,238
New Zealand (0.1%):
Communication Services (0.1%):
Spark New Zealand Ltd. .................................................. 97,104 282
Norway (0.7%):
Energy (0.7%):
Equinor ASA .......................................................... 95,013 3,187
Materials (0.0%):(b)
Norsk Hydro ASA ...................................................... 21,113 120
3,307
Russian Federation (0.0%):(b)
Communication Services (0.0%):(b)
Mobile TeleSystems PJSC(a)(e)(f) ........................................... 480,728 12
Consumer Staples (0.0%):(b)
X5 Retail Group NV, GDR(a)(e)(f) .......................................... 18,705 2
Energy (0.0%):(b)
LUKOIL PJSC(a)(e)(f) ................................................... 34,009 4
Tatneft PJSC(a)(e)(f) .................................................... 90,761 4
8
Financials (0.0%):
Sberbank of Russia PJSC(a)(e)(f) ........................................... 409,312 —
Materials (0.0%):(b)
MMC Norilsk Nickel PJSC(a)(e)(f) .......................................... 5,249 11
33
Singapore (0.4%):
Financials (0.4%):
Singapore Exchange Ltd. ................................................. 248,900 1,724

Victory Portfolios III
Victory Global Managed Volatility Fund
9
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
South Africa (1.0%):
Communication Services (0.3%):
MTN Group Ltd. ....................................................... 98,821 $ 483
MultiChoice Group(a) ................................................... 211,232 791
1,274
Consumer Staples (0.1%):
Clicks Group Ltd. ...................................................... 25,227 372
Financials (0.5%):
Capitec Bank Holdings Ltd. ............................................... 18,418 1,637
FirstRand Ltd. ......................................................... 48,643 160
OUTsurance Group Ltd. .................................................. 114,859 249
Standard Bank Group Ltd. ................................................ 17,591 173
2,219
Materials (0.1%):
Kumba Iron Ore Ltd. .................................................... 23,425 620
4,485
South Korea (0.4%):
Consumer Discretionary (0.3%):
F&F Co. Ltd. .......................................................... 15,327 1,063
Kia Corp. ............................................................ 2,268 129
1,192
Financials (0.0%):(b)
KB Financial Group, Inc. ................................................. 2,140 82
Shinhan Financial Group Co. Ltd. ........................................... 5,096 131
213
Information Technology (0.1%):
LG Innotek Co. Ltd. ..................................................... 361 60
Samsung Electronics Co. Ltd. .............................................. 7,438 370
430
1,835
Spain (1.3%):
Communication Services (0.0%):(b)
Telefonica SA ......................................................... 45,392 175
Consumer Discretionary (0.6%):
Industria de Diseno Textil SA .............................................. 78,615 2,714
Financials (0.7%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 403,495 3,174
6,063
Sweden (0.1%):
Consumer Discretionary (0.0%):(b)
H & M Hennes & Mauritz AB, Class B(c) ..................................... 5,593 75
Industrials (0.1%):
Atlas Copco AB, Class A ................................................. 17,077 221
Volvo AB, Class B ...................................................... 9,051 180

Switzerland (4.0%):

Victory Portfolios III
Victory Global Managed Volatility Fund
10
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Communication Services (0.1%):
Swisscom AG, Registered Shares ........................................... 486 $ 291
Consumer Staples (0.8%):
Nestle SA, Registered Shares .............................................. 34,066 3,674
Financials (0.0%):(b)
Partners Group Holding AG ............................................... 156 165
Health Care (1.9%):
Novartis AG, Registered Shares ............................................. 50,031 4,685
Roche Holding AG ...................................................... 15,323 3,973
Sandoz Group AG(a) .................................................... 10,005 260
8,918
Industrials (1.2%):
Geberit AG, Registered Shares ............................................. 4,594 2,140
Kuehne + Nagel International AG, Class R ..................................... 4,124 1,112
SGS SA, Registered Shares ................................................ 26,925 2,199
5,451
Information Technology (0.0%):(b)
STMicroelectronics NV .................................................. 5,348 204
18,703
Taiwan (3.0%):
Consumer Discretionary (0.3%):
Eclat Textile Co. Ltd. .................................................... 20,000 318
Feng TAY Enterprise Co. Ltd. .............................................. 89,600 495
momo.com, Inc. ........................................................ 17,600 290
Nien Made Enterprise Co. Ltd. ............................................. 51,000 451
1,554
Consumer Staples (0.2%):
Uni-President Enterprises Corp. ............................................ 337,730 708
Financials (0.0%):(b)
CTBC Financial Holding Co. Ltd. ........................................... 263,000 198
Industrials (0.3%):
Evergreen Marine Corp. Ltd. ............................................... 50,000 167
Voltronic Power Technology Corp. .......................................... 12,000 481
Yang Ming Marine Transport Corp. .......................................... 491,000 640
1,288
Information Technology (2.2%):
Accton Technology Corp. ................................................. 32,000 496
Advantech Co. Ltd. ..................................................... 96,295 989
eMemory Technology, Inc. ................................................ 17,000 1,065
Micro-Star International Co. Ltd. ............................................ 215,000 1,101
Novatek Microelectronics Corp. ............................................ 72,000 1,014
Realtek Semiconductor Corp. .............................................. 131,000 1,633
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 17,000 277
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ............................. 45,252 3,906
10,481
14,229
United Kingdom (3.1%):
Consumer Discretionary (0.5%):
Burberry Group PLC .................................................... 73,293 1,510
JD Sports Fashion PLC ................................................... 65,499 102
Next PLC ............................................................ 11,665 978
2,590

Victory Portfolios III
Victory Global Managed Volatility Fund
11
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Consumer Staples (0.7%):
Imperial Brands PLC .................................................... 79,108 $ 1,685
Unilever PLC ......................................................... 38,783 1,836
3,521
Energy (0.1%):
Shell PLC ............................................................ 12,349 398
Health Care (0.5%):
GSK PLC ............................................................ 134,043 2,389
Industrials (0.9%):
Bunzl PLC ........................................................... 4,307 154
Ferguson PLC ......................................................... 706 106
Intertek Group PLC ..................................................... 11,935 556
RELX PLC ........................................................... 91,967 3,211
4,027
Materials (0.4%):
Anglo American PLC .................................................... 3,649 93
Rio Tinto PLC ......................................................... 26,529 1,692
1,785
14,710
United States (60.8%):
Communication Services (4.6%):
Alphabet, Inc., Class C(a) ................................................. 103,380 12,953
AT&T, Inc. ........................................................... 11,499 177
Comcast Corp., Class A .................................................. 7,896 326
Electronic Arts, Inc. ..................................................... 1,202 149
Meta Platforms, Inc., Class A(a) ............................................ 23,735 7,151
Omnicom Group, Inc. .................................................... 3,268 245
The Interpublic Group of Cos., Inc. .......................................... 8,415 239
Verizon Communications, Inc. .............................................. 5,945 209
21,449
Consumer Discretionary (5.1%):
AutoZone, Inc.(a) ....................................................... 489 1,211
Bath & Body Works, Inc. ................................................. 2,695 80
Best Buy Co., Inc. ...................................................... 15,058 1,006
Booking Holdings, Inc.(a) ................................................. 557 1,554
Chipotle Mexican Grill, Inc.(a) ............................................. 472 917
D.R. Horton, Inc. ....................................................... 914 95
Deckers Outdoor Corp.(a) ................................................. 1,401 837
Dick's Sporting Goods, Inc. ................................................ 441 47
Domino's Pizza, Inc. ..................................................... 3,696 1,253
eBay, Inc. ............................................................ 22,997 902
Lennar Corp., Class A .................................................... 1,673 179
Lowe's Cos., Inc. ....................................................... 7,999 1,524
NVR, Inc.(a) .......................................................... 47 254
O'Reilly Automotive, Inc.(a) ............................................... 1,818 1,692
PulteGroup, Inc. ........................................................ 1,249 92
Starbucks Corp. ........................................................ 14,209 1,311
Tesla, Inc.(a) .......................................................... 19,843 3,985
The Home Depot, Inc. ................................................... 5,827 1,659
Tractor Supply Co. ...................................................... 635 122
Ulta Beauty, Inc.(a) ..................................................... 4,404 1,679
Yum! Brands, Inc. ...................................................... 29,237 3,534
23,933
Consumer Staples (6.6%):
Altria Group, Inc. ....................................................... 116,323 4,673
Colgate-Palmolive Co. ................................................... 66,941 5,028
Costco Wholesale Corp. .................................................. 3,097 1,711

Victory Portfolios III
Victory Global Managed Volatility Fund
12
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
General Mills, Inc. ...................................................... 3,401 $ 222
Kimberly-Clark Corp. .................................................... 13,131 1,571
Philip Morris International, Inc. ............................................. 65,680 5,856
Target Corp. .......................................................... 13,455 1,491
The Hershey Co. ....................................................... 12,386 2,320
The Kroger Co. ........................................................ 32,619 1,480
The Procter & Gamble Co. ................................................ 36,980 5,548
Walmart, Inc. .......................................................... 8,818 1,441
31,341
Energy (2.6%):
APA Corp. ............................................................ 28,426 1,129
ConocoPhillips ........................................................ 17,951 2,133
Devon Energy Corp. ..................................................... 45,481 2,118
EOG Resources, Inc. .................................................... 37,261 4,704
Exxon Mobil Corp. ..................................................... 9,712 1,028
Marathon Petroleum Corp. ................................................ 4,419 668
Valero Energy Corp. ..................................................... 5,333 677
12,457
Financials (5.0%):
Aflac, Inc. ............................................................ 4,033 315
American Express Co. ................................................... 820 120
Ameriprise Financial, Inc. ................................................. 1,065 335
Aon PLC, Class A ...................................................... 5,585 1,728
Discover Financial Services ............................................... 27,076 2,222
FactSet Research Systems, Inc. ............................................. 2,164 935
First Citizens BancShares, Inc., Class A ....................................... 46 63
FleetCor Technologies, Inc.(a) .............................................. 879 198
Jack Henry & Associates, Inc. .............................................. 8,042 1,134
JPMorgan Chase & Co. .................................................. 3,831 533
LPL Financial Holdings, Inc. ............................................... 1,036 232
MarketAxess Holdings, Inc. ............................................... 3,274 700
Mastercard, Inc., Class A ................................................. 13,664 5,142
MSCI, Inc. ........................................................... 4,025 1,898
Regions Financial Corp. .................................................. 8,604 125
SEI Investments Co. ..................................................... 11,912 639
Synchrony Financial ..................................................... 6,579 184
T. Rowe Price Group, Inc. ................................................. 23,434 2,121
The Progressive Corp. ................................................... 759 120
Visa, Inc., Class A ...................................................... 16,064 3,777
W.R. Berkley Corp. ..................................................... 14,250 961
Wells Fargo & Co. ...................................................... 3,820 152
23,634
Health Care (9.7%):
AbbVie, Inc. .......................................................... 19,480 2,750
Amgen, Inc. ........................................................... 9,920 2,537
Cardinal Health, Inc. .................................................... 6,883 626
Cencora, Inc. .......................................................... 1,568 290
CVS Health Corp. ...................................................... 2,769 191
DaVita, Inc.(a) ......................................................... 1,238 96
Edwards Lifesciences Corp.(a) ............................................. 7,047 449
Elevance Health, Inc. .................................................... 2,998 1,349
Eli Lilly & Co. ......................................................... 12,621 6,991
Gilead Sciences, Inc. .................................................... 16,028 1,259
HCA Healthcare, Inc. .................................................... 3,440 778
Hologic, Inc.(a) ........................................................ 16,086 1,064
Humana, Inc. .......................................................... 1,612 844
IDEXX Laboratories, Inc.(a) ............................................... 3,339 1,334
Johnson & Johnson ..................................................... 50,251 7,454
McKesson Corp. ....................................................... 5,291 2,409
Merck & Co., Inc. ...................................................... 41,910 4,304
Mettler-Toledo International, Inc.(a) ......................................... 1,040 1,025

Victory Portfolios III
Victory Global Managed Volatility Fund
13
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Molina Healthcare, Inc.(a) ................................................ 4,256 $ 1,417
Pfizer, Inc. ............................................................ 4,585 140
Quest Diagnostics, Inc. ................................................... 1,335 174
Regeneron Pharmaceuticals, Inc.(a) .......................................... 158 123
The Cigna Group ....................................................... 862 267
UnitedHealth Group, Inc. ................................................. 12,840 6,877
Vertex Pharmaceuticals, Inc.(a) ............................................. 472 171
Zoetis, Inc. ........................................................... 5,895 926
45,845
Industrials (7.7%):
3M Co. .............................................................. 31,557 2,870
A.O. Smith Corp. ....................................................... 1,680 117
Automatic Data Processing, Inc. ............................................ 824 180
Booz Allen Hamilton Holding Corp. ......................................... 1,252 150
Builders FirstSource, Inc.(a) ............................................... 631 68
Caterpillar, Inc. ........................................................ 809 183
Cintas Corp. .......................................................... 5,789 2,936
Cummins, Inc. ......................................................... 525 113
Deere & Co. .......................................................... 440 161
Dover Corp. ........................................................... 928 121
Expeditors International of Washington, Inc. .................................... 14,464 1,580
Fastenal Co. ........................................................... 46,882 2,735
Hubbell, Inc. .......................................................... 262 71
Illinois Tool Works, Inc. .................................................. 13,625 3,054
Leidos Holdings, Inc. .................................................... 952 94
Lockheed Martin Corp. ................................................... 14,162 6,439
Masco Corp. .......................................................... 2,534 132
Old Dominion Freight Line, Inc. ............................................ 9,592 3,613
Otis Worldwide Corp. .................................................... 34,727 2,681
Owens Corning ........................................................ 1,353 153
Paychex, Inc. .......................................................... 14,077 1,563
Rockwell Automation, Inc. ................................................ 4,793 1,260
Union Pacific Corp. ..................................................... 7,195 1,494
United Parcel Service, Inc., Class B .......................................... 12,020 1,698
United Rentals, Inc. ..................................................... 450 183
Verisk Analytics, Inc. .................................................... 4,562 1,037
W.W. Grainger, Inc. ..................................................... 2,118 1,546
36,232
Information Technology (17.6%):
Adobe, Inc.(a) ......................................................... 9,006 4,792
Apple, Inc. ........................................................... 133,627 22,820
Applied Materials, Inc. ................................................... 9,828 1,301
Autodesk, Inc.(a) ....................................................... 9,047 1,788
Broadcom, Inc. ........................................................ 2,700 2,272
Cadence Design Systems, Inc.(a) ............................................ 16,849 4,041
CDW Corp. ........................................................... 3,279 657
Cisco Systems, Inc. ..................................................... 62,422 3,254
Fair Isaac Corp.(a) ...................................................... 2,342 1,981
Fortinet, Inc.(a) ........................................................ 33,112 1,893
Gartner, Inc.(a) ........................................................ 562 187
HP, Inc. .............................................................. 28,235 743
International Business Machines Corp. ........................................ 1,077 156
Keysight Technologies, Inc.(a) ............................................. 861 105
KLA Corp. ........................................................... 3,577 1,680
Lam Research Corp. ..................................................... 1,221 718
Microchip Technology, Inc. ................................................ 1,703 121
Microsoft Corp. ........................................................ 60,435 20,434
Motorola Solutions, Inc. .................................................. 978 272
NetApp, Inc. .......................................................... 11,087 807
NVIDIA Corp. ......................................................... 6,133 2,501
ON Semiconductor Corp.(a) ............................................... 1,722 108
Parade Technologies Ltd. ................................................. 22,000 721

Victory Portfolios III
Victory Global Managed Volatility Fund
14
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
QUALCOMM, Inc. ..................................................... 15,995 $ 1,743
Synopsys, Inc.(a) ....................................................... 3,132 1,470
TE Connectivity Ltd. .................................................... 1,052 124
Teradyne, Inc. ......................................................... 11,498 958
Texas Instruments, Inc. ................................................... 23,092 3,279
VeriSign, Inc.(a) ........................................................ 9,970 1,991
82,917
Materials (1.1%):
CF Industries Holdings, Inc. ............................................... 8,269 660
Dow, Inc. ............................................................ 10,219 494
LyondellBasell Industries NV, Class A ........................................ 2,151 194
Nucor Corp. ........................................................... 6,186 914
Steel Dynamics, Inc. ..................................................... 1,155 123
The Sherwin-Williams Co. ................................................ 11,212 2,671
5,056
Real Estate (0.7%):
Alexandria Real Estate Equities, Inc. ......................................... 5,972 556
American Tower Corp. ................................................... 2,695 480
Camden Property Trust ................................................... 5,205 442
Equinix, Inc. .......................................................... 317 231
Kimco Realty Corp. ..................................................... 44,851 805
Prologis, Inc. .......................................................... 4,193 422
WP Carey, Inc. ......................................................... 8,229 442
3,378
Utilities (0.1%):
Edison International ..................................................... 1,136 72
Evergy, Inc. ........................................................... 2,544 125
FirstEnergy Corp. ....................................................... 2,931 104
The AES Corp. ........................................................ 8,187 122
Vistra Corp. ........................................................... 2,518 83
506
286,748
Total Common Stocks (Cost $438,177) 469,780
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc.(a)(e) ........................................... 1,403 —
Total Warrants (Cost $–) —
Collateral for Securities Loaned (0.0%)^(b)
United States (0.0%):(b)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.26%(g) ........ 68,814 68
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.29%(g) ............ 68,814 69
Invesco Government & Agency Portfolio, Institutional Shares, 5.28%(g) ............... 68,814 69
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.25%(g) . 68,814 69
Total Collateral for Securities Loaned (Cost $275) 275
Total Investments (Cost $438,452) — 99.7% 470,055
Other assets in excess of liabilities — 0.3% 1,348
NET ASSETS - 100.00% $ 471,403
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
(c) All or a portion of this security is on loan.
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of October 31, 2023, the fair value of these securities was
$3,531 (thousands) and amounted to 0.7% of net assets.

Victory Portfolios III
Victory Global Managed Volatility Fund
15
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Name
Acquisition Date
Cost
LUKOIL PJSC ..............................................
04/22/2020
$ 2,312
MMC Norilsk Nickel PJSC .....................................
09/30/2019
1,604
Mobile TeleSystems PJSC .....................................
11/11/2021
2,034
Sberbank of Russia PJSC ......................................
04/22/2020
1,393
Tatneft PJSC ...............................................
12/21/2020
608
X5 Retail Group NV, GDR .....................................
11/11/2021
637
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of October 31, 2023. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at October 31, 2023 (amounts in thousands):
(g) Rate disclosed is the daily yield on October 31, 2023.
ADR
—
American Depositary Receipt
GDR
—
Global Depositary Receipt
PLC
—
Public Limited Company

Statement of Assets and Liabilities
October 31, 2023
16
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Global
Managed Volatility
Fund
Assets:
Investments, at value (Cost $438,452) $ 470,055 (a)
Foreign currency, at value (Cost $32) 32
Cash 747
Deposit with broker for futures contracts 5
Receivables:
Interest and dividends 506
From Adviser 70
Reclaims 648
Prepaid expenses 19
Total Assets 472,082
Liabilities:
Payables:
Collateral received on loaned securities 275
Accrued foreign capital gains taxes 54
Accrued expenses and other payables:
Investment advisory fees 244
Administration fees 21
Custodian fees 12
Transfer agent fees 21
Compliance fees — (b)
Other accrued expenses 52
Total Liabilities 679
Commitments and contingencies (Note 5 )
Net Assets:
Capital 449,050
Total accumulated earnings/(loss) 22,353
Net Assets $ 471,403
Net Assets
Fund Shares $ 8,866
Institutional Shares 462,537
Total $ 471,403
Shares (unlimited number of shares authorized with no par value):
Fund Shares 996
Institutional Shares 50,909
Total 51,905
Net asset value, offering and redemption price per share:(c)
Fund Shares $ 8 .90
Institutional Shares 9 .09
(a) Includes $717 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended October 31, 2023
17
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Global
Managed Volatility
Fund
Investment Income:
Dividends $ 6,631
Interest 19
Securities lending (net of fees) 36
Foreign tax withholding (523)
Total Income 6,163
Expenses:
Investment advisory fees 1,511
Administration fees — Fund Shares 7
Administration fees — Institutional Shares 124
Sub-Administration fees 28
Custodian fees 43
Transfer agent fees — Fund Shares 6
Transfer agent fees — Institutional Shares 124
Trustees' fees 24
Compliance fees 2
Legal and audit fees 43
State registration and filing fees 21
Other expenses 36
Total Expenses 1,969
Expenses waived/reimbursed by Adviser (201)
Net Expenses 1,768
Net Investment Income (Loss) 4,395
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions (8,046)
Foreign taxes on realized gains (1)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations (4,674)
Net change in accrued foreign taxes on unrealized gains (33)
Net realized/unrealized gains (losses) on investments (12,754)
Change in net assets resulting from operations $ (8,359)

18
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Global Managed Volatility Fund
Six Months
Ended
October
31, 2023
(Unaudited)
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 4,395 $ 3,206 $ 9,961
Net realized gains (losses) (8,047) 1,321 (2,762)
Net change in unrealized appreciation/depreciation (4,707) 35,418 (100,806)
Change in net assets resulting from operations (8,359) 39,945 (93,607)
Distributions to Shareholders:
Fund Shares — — (732)
Institutional Shares — — (38,065)
Change in net assets resulting from distributions to shareholders — — (38,797)
Change in net assets resulting from capital transactions (21,497) (19,319) 6,690
Change in net assets (29,856) 20,626 (125,714)
Net Assets:
Beginning of period 501,259 480,633 606,347
End of period $ 471,403 $ 501,259 $ 480,633
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.

19
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Global Managed Volatility Fund
Six Months
Ended
October
31, 2023
(Unaudited)
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 479 $ 176 $ 1,403
Distributions reinvested — — 727
Cost of shares redeemed (1,011) (412) (2,582)
Total Fund Shares $ (532) $ (236) $ (452)
Institutional Shares
Distributions reinvested — — 38,066
Cost of shares redeemed (20,965) (19,083) (30,924)
Total Institutional Shares $ (20,965) $ (19,083) $ 7,142
Change in net assets resulting from capital transactions $ (21,497) $ (19,319) $ 6,690
Share Transactions:
Fund Shares
Issued 51 20 146
Reinvested — — 83
Redeemed (110) (47) (277)
Total Fund Shares (59) (27) (48)
Institutional Shares
Reinvested — — 4,278
Redeemed (2,201) (2,110) (3,170)
Total Institutional Shares (2,201) (2,110) 1,108
Change in Shares (2,260) (2,137) 1,060
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
20
See notes to financial statements.
Victory Global Managed Volatility Fund
Fund Shares
Six Months
Ended
October
31, 2023
(Unaudited)
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of
Period $9.07 $8.38 $10.78 $11.20 $10.97 $9.39 $10.73
Investment Activities:
Net investment income (loss) 0.07(b) 0.05(b) 0.17(b) 0.15(b) 0.12(b) 0.19(b) 0.25
Net realized and unrealized
gains (losses) (0.24) 0.64 (1.85) 2.15 0.56 1.85 (1.18)
Total from Investment
Activities (0.17) 0.69 (1.68) 2.30 0.68 2.04 (0.93)
Distributions to Shareholders
from:
Net investment income — — (0.20) (0.11) (0.15) (0.22) (0.15)
Net realized gains — — (0.52) (2.61) (0.30) (0.24) (0.26)
Total Distributions — — (0.72) (2.72) (0.45) (0.46) (0.41)
Net Asset Value, End of Period $8.90 $9.07 $8.38 $10.78 $11.20 $10.97 $9.39
Total Return(c)(d) (1.87)% 8.23% (15.78)% 21.00% 6.25% 21.69% (8.78)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.90% 0.90% 0.90% 0.90% 0.90% 0.90% 0.90%
Net Investment Income
(Loss)(e) 1.56% 1.78% 1.77% 1.26% 1.14% 1.81% 1.57%
Gross Expenses(e)(g) 1.19% 1.39% 1.13% 1.05% 1.15% 1.09% 1.18%
Supplemental Data:
Net Assets at end of period
(000's) $8,866 $9,574 $9,065 $12,183 $10,414 $11,921 $10,229
Portfolio Turnover(c)(h) 15% 7% 26% 40% 86% 53% 35%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

21
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Global Managed Volatility Fund
Institutional Shares
Six Months
Ended
October
31, 2023
(Unaudited)
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of
Period $9.26 $8.54 $10.98 $11.35 $11.11 $9.49 $10.84
Investment Activities:
Net investment income (loss) 0.08(b) 0.06(b) 0.19(b) 0.18(b) 0.14(b) 0.21(b) 0.16
Net realized and unrealized
gains (losses) (0.25) 0.66 (1.90) 2.19 0.57 1.88 (1.08)
Total from Investment
Activities (0.17) 0.72 (1.71) 2.37 0.71 2.09 (0.92)
Distributions to Shareholders
from:
Net investment income — — (0.21) (0.13) (0.17) (0.23) (0.17)
Net realized gains — — (0.52) (2.61) (0.30) (0.24) (0.26)
Total Distributions — — (0.73) (2.74) (0.47) (0.47) (0.43)
Net Asset Value, End of Period $9.09 $9.26 $8.54 $10.98 $11.35 $11.11 $9.49
Total Return(c)(d) (1.84)% 8.43% (15.70)% 21.34% 6.44% 21.97% (8.61)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.70% 0.70% 0.70% 0.70% 0.70% 0.70% 0.70%
Net Investment Income
(Loss)(e) 1.75% 1.98% 1.96% 1.45% 1.34% 1.97% 1.87%
Gross Expenses(e)(g) 0.78% 0.80% 0.78% 0.77% 0.74% 0.75% 0.74%
Supplemental Data:
Net Assets at end of period
(000's) $462,537 $491,685 $471,568 $594,164 $725,204 $1,005,270 $922,210
Portfolio Turnover(c)(h) 15% 7% 26% 40% 86% 53% 35%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
October 31, 2023
Victory Portfolios III
22
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the "Fund"):
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is
an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the
Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Global Managed Volatility Fund Global Managed Volatility Fund Fund Shares and Institutional Shares

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
23
(Unaudited)
valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.
A summary of the valuations as of October 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of October 31, 2023, there were no transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of October
31, 2023, the Fund had no open forward foreign exchange currency contracts.
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation
Level 1 Level 2 Level 3 Total
Global Managed Volatility Fund
Common Stocks ............................................... $ 321,622 $ 148,125 $ 33 $ 469,780
Warrants(a) .................................................. — — —(a) —(a)
Collateral for Securities Loaned ................................... 275 — — 275
Total ....................................................... $ 321,897 $ 148,125 $ 33 $ 470,055
(a) Zero market value security.

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
24
(Unaudited)
or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts.
The Fund did not hold futures contracts as of October 31, 2023.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of October 31, 2023.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Global Managed Volatility Fund ...................................... $ 717 $ 475 $ 275

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
25
(Unaudited)
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the six months ended October 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended October 31, 2023, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds, including funds offered by VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’
annual and semi-annual reports may be viewed at vcm.com. As of October 31, 2023, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.60% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the six months ended October 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
October 31, 2023, the Fund had no subadvisers.
Excluding U.S. Government
Securities
Purchases Sales
Global Managed Volatility Fund ............................................................... $ 68,632 $ 86,248
Affiliated Victory Portfolios III Funds
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7.8
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 22.7
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 37.8
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 26.0
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.9

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
26
(Unaudited)
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15% and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred for the six months ended October
31, 2023, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended October 31, 2023, are reflected on the Statement of
Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
October 31, 2023, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2024. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of October 31, 2023, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at October 31, 2023.
As of October 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands).
In effect until August 31, 2024
Fund Shares Institutional Shares
Global Managed Volatility Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.90% 0.70%

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
27
(Unaudited)
* Amount expires by December 31, 2023.
** Amount expires by December 31, 2024.
*** Amount expires by December 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended October 31, 2023.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Risk —The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile. Certain Russian securities held by the Fund had declared dividends, however there is no assurance these dividends can be collected by the Fund. As a result, all such dividend receivables related to these Russian securities are valued at zero as of the six month period end.
Emerging Markets Risk — Foreign securities risk can be particularly heightened because investments in emerging market countries generally are more volatile than investments in developed markets. Emerging market countries are less economically diverse and mature than more developed countries and tend to be politically less stable.
Derivatives Risk — The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the  intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the
Fund’s market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund. In addition, proposed and current regulations may limit the Fund’s ability to invest in derivatives.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended October 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023,
Expires
2023
*
Expires
2024
**
Expires
2025
***
Expires
2026
Expires
2027 Total
Global Managed Volatility Fund ................. $ 60 $ 424 $ 405 $ 175 $ 201 $ 1,265

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
28
(Unaudited)
the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended October 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended October 31, 2023.
8. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended April 30, 2023, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands).
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Short-Term
Amount
Long-Term
Amount Total
Global Managed Volatility Fund ........................................... $ (1,902) $ (6,019) $ (7,921)

Supplemental Information
October 31, 2023
Victory Portfolios III
29
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2023, through October 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
5/1/23
Actual
Ending
Account
Value
10/31/23
Hypothetical
Ending
Account
Value
10/31/23
Actual
Expenses
Paid During
Period
5/1/23 - 10/31/23*
Hypothetical
Expenses
Paid During
Period
5/1/23 - 10/31/23*
Annualized
Expense Ratio
During Period
5/1/23 - 10/31/23
Global Managed Volatility Fund
Fund Shares ............................ $ 1,000.00 $ 981.30 $ 1,020.61 $ 4.48 $ 4.57 0.90%
Institutional Shares ....................... 1,000.00 981.60 1,021.62 3.49 3.56 0.70%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Supplemental Information
October 31, 2023
Victory Portfolios III
30
(Unaudited)
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
October 31, 2023
Victory Portfolios III
31
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
October 31, 2023
Victory Portfolios III
32
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
88395-1223

October 31, 2023
Semi Annual Report
Victory Growth & Income Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Investment Objective and Portfolio Holdings 2
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
7
Statement of Operations
8
Statements of Changes in Net Assets
9
Financial Highlights
11
Notes to Financial Statements 14
Supplemental Information
Proxy Voting and Portfolio Holdings Information
20
Expense Examples
20
Privacy Policy
21

2
Victory Portfolios III
Victory Growth & Income Fund
October 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks capital growth with a secondary investment objective of current income.
Top 10 Holdings*:
October 31, 2023
(% of Net Assets)
Top Sectors*:
October 31, 2023
(% of Net Assets)
Does not include futures contracts and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Microsoft Corp.
7.1%
Apple, Inc.
6.6%
NVIDIA Corp.
3.4%
Alphabet, Inc., Class C
2.8%
Visa, Inc., Class A
2.6%
Amazon.com, Inc.
2.4%
Meta Platforms, Inc., Class A
2.4%
Eli Lilly & Co.
2.4%
Tesla, Inc.
1.7%
UnitedHealth Group, Inc.
1.7%
Information Technology
28.3%
Health Care
12.5%
Financials
11.2%
Consumer Discretionary
10.5%
Industrials
10.1%
Communication Services
9.3%
Consumer Staples
6.1%
Energy
4.5%
Real Estate
2.4%
Materials
2.2%

Schedule of Portfolio Investments
October 31, 2023
Victory Portfolios III
Victory Growth & Income Fund
3
(Unaudited)
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.3%)
Communication Services (9.3%):
Alphabet, Inc. , Class C (a) ................................................. 356,752 $ 44,701
AT&T, Inc. ........................................................... 253,781 3,908
Comcast Corp. , Class A .................................................. 553,780 22,866
Fox Corp. , Class A ...................................................... 71,471 2,172
Meta Platforms, Inc. , Class A (a) ............................................ 128,385 38,679
Netflix, Inc. (a) ......................................................... 30,975 12,752
Omnicom Group, Inc. .................................................... 103,357 7,742
The Interpublic Group of Cos., Inc. .......................................... 265,905 7,552
The Trade Desk, Inc. , Class A (a) ............................................ 121,831 8,645
149,017
Communications Equipment (1.7%):
Arista Networks, Inc. (a) .................................................. 36,400 7,293
Cisco Systems, Inc. ..................................................... 306,538 15,980
Motorola Solutions, Inc. .................................................. 12,292 3,423
26,696
Consumer Discretionary (10.5%):
Amazon.com, Inc. (a) .................................................... 293,816 39,104
Best Buy Co., Inc. ...................................................... 144,300 9,642
Booking Holdings, Inc. (a) ................................................. 1,418 3,956
Chipotle Mexican Grill, Inc. (a) ............................................. 3,551 6,897
DraftKings, Inc. (a) ...................................................... 425,938 11,764
Genuine Parts Co. ...................................................... 20,419 2,631
H&R Block, Inc. ....................................................... 86,790 3,563
Lennar Corp. , Class A .................................................... 30,020 3,203
Lowe's Cos., Inc. ....................................................... 43,427 8,276
Mobileye Global, Inc. , Class A (a) (b) ......................................... 246,718 8,800
PulteGroup, Inc. ........................................................ 53,704 3,952
Ross Stores, Inc. ....................................................... 73,855 8,565
Starbucks Corp. ........................................................ 24,870 2,294
Tesla, Inc. (a) .......................................................... 133,480 26,808
The Home Depot, Inc. ................................................... 22,189 6,317
Toll Brothers, Inc. ...................................................... 34,407 2,433
Williams-Sonoma, Inc. ................................................... 46,010 6,913
Yum! Brands, Inc. ...................................................... 98,952 11,959
167,077
Consumer Staples (6.1%):
Altria Group, Inc. ....................................................... 302,145 12,137
BellRing Brands, Inc. (a) .................................................. 121,883 5,330
Celsius Holdings, Inc. (a) .................................................. 43,892 6,675
Colgate-Palmolive Co. ................................................... 66,798 5,018
Costco Wholesale Corp. .................................................. 27,421 15,148
General Mills, Inc. ...................................................... 23,156 1,511
Kimberly-Clark Corp. .................................................... 37,176 4,448
PepsiCo, Inc. .......................................................... 90,284 14,742
Philip Morris International, Inc. ............................................. 142,280 12,686
Target Corp. .......................................................... 36,538 4,048
The Procter & Gamble Co. ................................................ 83,976 12,599
Walmart, Inc. .......................................................... 22,918 3,745
98,087
Energy (4.5%):
Chevron Corp. ......................................................... 18,514 2,698
ConocoPhillips ........................................................ 106,909 12,701
Devon Energy Corp. ..................................................... 191,039 8,897
Diamondback Energy, Inc. ................................................ 73,389 11,766
EOG Resources, Inc. .................................................... 71,802 9,065
Exxon Mobil Corp. ..................................................... 98,811 10,459
Marathon Petroleum Corp. ................................................ 47,011 7,110
Phillips 66 ............................................................ 23,480 2,678

Victory Portfolios III
Victory Growth & Income Fund
4
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Valero Energy Corp. ..................................................... 46,823 $ 5,947
71,321
Financials (11.2%):
American Express Co. ................................................... 25,668 3,748
American Financial Group, Inc. ............................................. 19,362 2,117
Ameriprise Financial, Inc. ................................................. 29,165 9,174
Chubb Ltd. ........................................................... 16,822 3,610
Discover Financial Services ............................................... 32,834 2,695
Everest Group Ltd. ...................................................... 8,279 3,275
FactSet Research Systems, Inc. ............................................. 5,000 2,159
Fidelity National Financial, Inc. ............................................ 225,827 8,828
Huntington Bancshares, Inc. ............................................... 275,037 2,654
Jefferies Financial Group, Inc. .............................................. 186,551 6,003
JPMorgan Chase & Co. .................................................. 184,047 25,594
Mastercard, Inc. , Class A ................................................. 16,927 6,371
Morgan Stanley ........................................................ 41,180 2,916
MSCI, Inc. ........................................................... 24,568 11,585
Popular, Inc. .......................................................... 48,479 3,153
Regions Financial Corp. .................................................. 413,169 6,003
State Street Corp. ....................................................... 31,671 2,047
Synchrony Financial ..................................................... 222,626 6,245
The Goldman Sachs Group, Inc. ............................................ 11,958 3,631
The Hanover Insurance Group, Inc. .......................................... 16,187 1,897
The Hartford Financial Services Group, Inc. .................................... 62,872 4,618
The Progressive Corp. ................................................... 81,830 12,937
The Travelers Cos., Inc. .................................................. 17,452 2,922
Toast, Inc. , Class A (a) .................................................... 241,257 3,858
Visa, Inc. , Class A ...................................................... 174,848 41,107
179,147
Health Care (12.5%):
AbbVie, Inc. .......................................................... 34,613 4,887
Amgen, Inc. ........................................................... 40,712 10,410
Bristol-Myers Squibb Co. ................................................. 85,272 4,394
Cardinal Health, Inc. .................................................... 98,966 9,006
Cencora, Inc. .......................................................... 22,276 4,125
Chemed Corp. ......................................................... 6,047 3,402
CVS Health Corp. ...................................................... 101,680 7,017
Dexcom, Inc. (a) ........................................................ 86,346 7,670
Elevance Health, Inc. .................................................... 8,963 4,034
Eli Lilly & Co. ......................................................... 68,357 37,865
Gilead Sciences, Inc. .................................................... 182,700 14,349
Intuitive Surgical, Inc. (a) ................................................. 33,965 8,906
Johnson & Johnson ..................................................... 30,736 4,559
McKesson Corp. ....................................................... 12,204 5,557
Merck & Co., Inc. ...................................................... 27,986 2,874
Pfizer, Inc. ............................................................ 109,758 3,354
Quest Diagnostics, Inc. ................................................... 29,956 3,897
The Cigna Group ....................................................... 22,634 6,999
Thermo Fisher Scientific, Inc. .............................................. 7,258 3,228
UnitedHealth Group, Inc. ................................................. 49,733 26,635
Vertex Pharmaceuticals, Inc. (a) ............................................. 71,634 25,940
199,108
Industrials (10.1%):
3M Co. .............................................................. 95,017 8,642
Automatic Data Processing, Inc. ............................................ 13,069 2,852
Cintas Corp. .......................................................... 13,594 6,894
CSX Corp. ............................................................ 85,631 2,556
Cummins, Inc. ......................................................... 11,834 2,560
Expeditors International of Washington, Inc. .................................... 19,718 2,154
Fastenal Co. ........................................................... 166,380 9,707
Ferguson PLC ......................................................... 15,617 2,346

Victory Portfolios III
Victory Growth & Income Fund
5
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
General Dynamics Corp. .................................................. 15,597 $ 3,764
HEICO Corp. , Class A ................................................... 104,108 13,235
Illinois Tool Works, Inc. .................................................. 37,470 8,398
Lennox International, Inc. ................................................. 11,103 4,114
Lincoln Electric Holdings, Inc. ............................................. 46,648 8,154
Lockheed Martin Corp. ................................................... 16,911 7,688
ManpowerGroup, Inc. ................................................... 33,559 2,348
Masco Corp. .......................................................... 112,780 5,875
Old Dominion Freight Line, Inc. ............................................ 39,498 14,877
Owens Corning ........................................................ 32,979 3,739
PACCAR, Inc. ......................................................... 49,247 4,064
Parker-Hannifin Corp. ................................................... 13,503 4,981
Paychex, Inc. .......................................................... 33,402 3,709
Quanta Services, Inc. .................................................... 59,575 9,956
Snap-on, Inc. .......................................................... 18,787 4,846
Union Pacific Corp. ..................................................... 32,556 6,759
United Parcel Service, Inc. , Class B .......................................... 64,285 9,080
Verisk Analytics, Inc. .................................................... 29,419 6,689
W.W. Grainger, Inc. ..................................................... 2,579 1,882
161,869
IT Services (1.4%):
Accenture PLC , Class A .................................................. 30,259 8,990
International Business Machines Corp. ........................................ 30,230 4,372
Snowflake, Inc. , Class A (a) ................................................ 57,863 8,398
21,760
Materials (2.2%):
Avery Dennison Corp. ................................................... 9,145 1,592
CF Industries Holdings, Inc. ............................................... 30,550 2,437
Dow, Inc. ............................................................ 77,972 3,769
Linde PLC ............................................................ 4,593 1,755
LyondellBasell Industries NV , Class A ........................................ 118,415 10,686
Nucor Corp. ........................................................... 30,721 4,540
Packaging Corp. of America ............................................... 27,243 4,170
The Mosaic Co. ........................................................ 54,228 1,761
The Sherwin-Williams Co. ................................................ 10,700 2,549
Westlake Corp. ........................................................ 20,561 2,372
35,631
Real Estate (2.4%):
Alexandria Real Estate Equities, Inc. ......................................... 30,804 2,869
AvalonBay Communities, Inc. .............................................. 19,916 3,301
Crown Castle, Inc. ...................................................... 52,388 4,871
Equinix, Inc. .......................................................... 4,199 3,064
Healthpeak Properties, Inc. ................................................ 69,591 1,082
NNN REIT, Inc. ........................................................ 40,542 1,473
Prologis, Inc. .......................................................... 67,109 6,761
Realty Income Corp. .................................................... 70,930 3,361
SBA Communications Corp. ............................................... 13,984 2,917
Simon Property Group, Inc. ............................................... 20,079 2,206
VICI Properties, Inc. .................................................... 212,566 5,931
37,836
Semiconductors & Semiconductor Equipment (6.5%):
Applied Materials, Inc. ................................................... 40,683 5,384
Broadcom, Inc. ........................................................ 11,155 9,385
KLA Corp. ........................................................... 9,928 4,663
Lam Research Corp. ..................................................... 18,362 10,801
Monolithic Power Systems, Inc. ............................................ 22,175 9,796
NVIDIA Corp. ......................................................... 134,385 54,802
QUALCOMM, Inc. ..................................................... 28,597 3,117
Skyworks Solutions, Inc. ................................................. 32,356 2,807

Victory Portfolios III
Victory Growth & Income Fund
6
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Texas Instruments, Inc. ................................................... 24,336 $ 3,456
104,211
Software (11.3%):
Intuit, Inc. ............................................................ 30,651 15,171
Microsoft Corp. ........................................................ 337,025 113,951
Palo Alto Networks, Inc. (a) ................................................ 42,479 10,323
Salesforce, Inc. (a) ...................................................... 30,350 6,095
ServiceNow, Inc. (a) ..................................................... 18,759 10,915
Synopsys, Inc. (a) ....................................................... 32,033 15,038
Workday, Inc. , Class A (a) ................................................. 46,596 9,865
181,358
Technology Hardware, Storage & Peripherals (7.4%):
Apple, Inc. ........................................................... 620,220 105,915
Hewlett Packard Enterprise Co. ............................................. 172,668 2,656
HP, Inc. .............................................................. 261,098 6,875
NetApp, Inc. .......................................................... 32,513 2,366
117,812
Utilities (2.2%):
American Electric Power Co., Inc. ........................................... 86,481 6,533
Consolidated Edison, Inc. ................................................. 27,476 2,412
DTE Energy Co. ....................................................... 47,392 4,568
Duke Energy Corp. ...................................................... 54,349 4,831
Evergy, Inc. ........................................................... 96,950 4,764
Exelon Corp. .......................................................... 32,146 1,252
Sempra Energy ........................................................ 20,410 1,429
The Southern Co. ....................................................... 137,756 9,271
35,060
Total Common Stocks (Cost $1,203,083)
a
a
a
1,585,990
Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .26% (d) ........ 167,773 168
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .29% (d) ............ 167,773 168
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (d) ............... 167,773 167
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .25% (d) . 167,773 168
Total Collateral for Securities Loaned (Cost $671)
a
a
a
671
Total Investments (Cost $1,203,754) — 99.3% 1,586,661
Other assets in excess of liabilities — 0.7% 11,246
NET ASSETS - 100.00% $ 1,597,907
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Rate disclosed is the daily yield on October 31, 2023.
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Statement of Assets and Liabilities
October 31, 2023
7
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Growth &
Income Fund
Assets:
Investments, at value (Cost $1,203,754) $ 1,586,661 (a)
Cash 16,459
Receivables:
Interest and dividends 797
Capital shares issued 567
Investments sold 6,537
From Adviser 5
Prepaid expenses 20
Total Assets 1,611,046
Liabilities:
Payables:
Collateral received on loaned securities 671
Investments purchased 10,421
Capital shares redeemed 801
Accrued expenses and other payables:
Investment advisory fees 830
Administration fees 207
Custodian fees 11
Transfer agent fees 102
Compliance fees 1
Other accrued expenses 95
Total Liabilities 13,139
Commitments and contingencies (Note 4 )
Net Assets:
Capital 1,242,679
Total accumulated earnings/(loss) 355,228
Net Assets $ 1,597,907
Net Assets
Fund Shares $ 1,594,698
Institutional Shares 3,105
Class A 104
Total $ 1,597,907
Shares (unlimited number of shares authorized with no par value):
Fund Shares 78,150
Institutional Shares 152
Class A 5
Total 78,307
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 20 .41
Institutional Shares 20 .45
Class A 20 .32
Maximum Sales Charge — Class A 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 21 .56
(a) Includes $684 thousand of securities on loan.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended October 31, 2023
8
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Growth &
Income Fund
Investment Income:
Dividends $ 14,261
Interest 171
Securities lending (net of fees) 47
Foreign tax withholding (6)
Total Income 14,473
Expenses:
Investment advisory fees 4,833
Administration fees — Fund Shares 1,264
Administration fees — Institutional Shares 2
Administration fees — Class A — (a)
Sub-Administration fees 20
12b-1 fees — Class A — (a)
Custodian fees 36
Transfer agent fees — Fund Shares 591
Transfer agent fees — Institutional Shares 2
Transfer agent fees — Class A — (a)
Trustees' fees 24
Compliance fees 8
Legal and audit fees 42
State registration and filing fees 35
Other expenses 98
Total Expenses 6,955
Expenses waived/reimbursed by Adviser (19)
Net Expenses 6,936
Net Investment Income (Loss) 7,537
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 7,463
Net change in unrealized appreciation/depreciation on investment securities 23,784
Net realized/unrealized gains (losses) on investments 31,247
Change in net assets resulting from operations $ 38,784
(a) Rounds to less than $1 thousand.

9
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Growth & Income Fund
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 7,537 $ 15,112 $ 15,736
Net realized gains (losses) 7,463 11,803 193,593
Net change in unrealized appreciation/depreciation 23,784 (321) (335,138)
Change in net assets resulting from operations 38,784 26,594 (125,809)
Distributions to Shareholders:
Fund Shares (8,140) (172,605) (218,056)
Institutional Shares (18) (521) (1,013)
Class A (2) (90) (96)
Change in net assets resulting from distributions to shareholders (8,160) (173,216) (219,165)
Change in net assets resulting from capital transactions (53,973) 89,294 (124,503)
Change in net assets (23,349) (57,328) (469,477)
Net Assets:
Beginning of period 1,621,256 1,678,584 2,148,061
End of period $ 1,597,907 $ 1,621,256 $ 1,678,584
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.

10
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Growth & Income Fund
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 37,665 $ 47,510 $ 81,304
Distributions reinvested 7,994 169,739 214,656
Cost of shares redeemed (97,980) (127,317) (203,002)
Total Fund Shares $ (52,321) $ 89,932 $ 92,958
Institutional Shares
Proceeds from shares issued $ 1,767 $ 1,988 $ 4,436
Distributions reinvested 17 518 1,011
Cost of shares redeemed (2,740) (3,256) (223,014)
Total Institutional Shares $ (956) $ (750) $ (217,567)
Class A
Proceeds from shares issued $ 4 $ 143 $ 157
Distributions reinvested 2 86 81
Cost of shares redeemed (702) (117) (132)
Total Class A $ (696) $ 112 $ 106
Change in net assets resulting from capital transactions $ (53,973) $ 89,294 $ (124,503)
Share Transactions:
Fund Shares
Issued 1,785 2,366 3,313
Reinvested 376 8,745 8,617
Redeemed (4,640) (6,349) (8,279)
Total Fund Shares (2,479) 4,762 3,651
Institutional Shares
Issued 81 96 177
Reinvested 1 27 40
Redeemed (127) (161) (7,945)
Total Institutional Shares (45) (38) (7,728)
Class A
Issued — (b) 8 7
Reinvested — (b) 4 3
Redeemed (34) (6) (6)
Total Class A (34) 6 4
Change in Shares (2,558) 4,730 (4,073)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Rounds to less than 1 thousand shares.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
11
See notes to financial statements.
Victory Growth & Income Fund
Fund Shares
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $20.05 $22.05 $26.78 $20.41 $23.70 $26.19
Investment Activities:
Net investment income (loss) 0.09(b) 0.19(b) 0.21(b) 0.15(b) 0.22(b) 0.25
Net realized and unrealized gains (losses) 0.37 0.12 (1.86) 6.40 1.45 (0.24)
Total from Investment Activities 0.46 0.31 (1.65) 6.55 1.67 0.01
Distributions to Shareholders from:
Net investment income (0.10) (0.16) (0.22) (0.18) (0.23) (0.24)
Net realized gains — (2.15) (2.86) — (4.73) (2.26)
Total Distributions (0.10) (2.31) (3.08) (0.18) (4.96) (2.50)
Net Asset Value, End of Period $20.41 $20.05 $22.05 $26.78 $20.41 $23.70
Total Return(c)(d) 2.29% 1.84% (7.41)% 32.24% 7.81% 0.89%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.82% 0.82% 0.81% 0.81% 0.87% 0.88%
Net Investment Income (Loss)(e) 0.90% 1.27% 0.84% 0.63% 1.05% 1.04%
Gross Expenses(e)(h) 0.82% 0.82% 0.81% 0.81% 0.87% 0.88%
Supplemental Data:
Net Assets at end of period (000's) $1,594,698 $1,616,531 $1,672,669 $1,934,246 $1,605,020 $1,673,033
Portfolio Turnover(c)(i) 25% 43% 71% 62% 74% 93%(j)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Reflects increased trading activity due to current year transition or asset allocation shift.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
12
See notes to financial statements.
Victory Growth & Income Fund
Institutional Shares
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $20.10 $22.12 $26.75 $20.38 $23.68 $26.17
Investment Activities:
Net investment income (loss) 0.09(b) 0.31(b) 0.16(b) 0.15(b) 0.23(b) 0.26
Net realized and unrealized gains (losses) 0.37 0.12 (1.67) 6.40 1.44 (0.24)
Total from Investment Activities 0.46 0.43 (1.51) 6.55 1.67 0.02
Distributions to Shareholders from:
Net investment income (0.11) (0.30) (0.26) (0.18) (0.24) (0.25)
Net realized gains — (2.15) (2.86) — (4.73) (2.26)
Total Distributions (0.11) (2.45) (3.12) (0.18) (4.97) (2.51)
Net Asset Value, End of Period $20.45 $20.10 $22.12 $26.75 $20.38 $23.68
Total Return(c)(d) 2.26% 2.47% (6.77)% 32.32% 7.86% 0.94%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.84% 0.04% 0.72% 0.79% 0.83% 0.83%(i)
Net Investment Income (Loss)(e) 0.88% 2.07% 0.59% 0.65% 1.09% 1.09%
Gross Expenses(e)(h) 1.36% 0.44% 0.74% 0.79% 0.83% 0.83%
Supplemental Data:
Net Assets at end of period (000's) $3,105 $3,958 $5,193 $213,041 $172,787 $165,137
Portfolio Turnover(c)(j) 25% 43% 71% 62% 74% 93%(k)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Prior to December 1, 2018, USAA Asset Management Company (previous Investment Adviser) voluntarily agreed to limit the annual expenses of
Institutional Shares to 0.85% of the Institutional Shares’ average daily net assets.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) Reflects increased trading activity due to current year transition or asset allocation shift.

13
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Growth & Income Fund
Class A
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $19.95 $21.96 $26.69 $20.31 $23.61 $26.10
Investment Activities:
Net investment income (loss) 0.12(b) 0.18(b) 0.21(b) 0.08(b) 0.16(b) 0.19
Net realized and unrealized gains (losses) 0.36 0.11 (1.85) 6.40 1.45 (0.25)
Total from Investment Activities 0.48 0.29 (1.64) 6.48 1.61 (0.06)
Distributions to Shareholders from:
Net investment income (0.11) (0.15) (0.23) (0.10) (0.18) (0.17)
Net realized gains — (2.15) (2.86) — (4.73) (2.26)
Total Distributions (0.11) (2.30) (3.09) (0.10) (4.91) (2.43)
Net Asset Value, End of Period $20.32 $19.95 $21.96 $26.69 $20.31 $23.61
Total Return (excludes sales charge)(c)(d) 2.36% 1.75% (7.38)% 32.04% 7.52% 0.62%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.83% 0.92% 0.78% 1.09% 1.14% 1.15%
Net Investment Income (Loss)(e) 1.20% 1.17% 0.87% 0.35% 0.79% 0.77%
Gross Expenses(e)(h) 7.35% 3.51% 3.01% 1.49% 1.14% 1.23%
Supplemental Data:
Net Assets at end of period (000's) $104 $767 $722 $774 $8,514 $9,912
Portfolio Turnover(c)(i) 25% 43% 71% 62% 74% 93%(j)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Reflects increased trading activity due to current year transition or asset allocation shift.

Notes to Financial Statements
October 31, 2023
Victory Portfolios III
14
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the "Fund"):
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the
Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of October 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Growth & Income Fund Growth & Income Fund Fund Shares, Institutional Shares,
and Class A

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
15
(Unaudited)
As of October 31, 2023, there were no transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of October 31, 2023.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized
Level 1 Level 2 Level 3 Total
Growth & Income Fund
Common Stocks ............................................... $ 1,585,990 $ — $ — $ 1,585,990
Collateral for Securities Loaned ................................... 671 — — 671
Total ....................................................... $ 1,586,661 $ — $ — $ 1,586,661
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Growth & Income Fund ............................................ $ 684 $ — $ 671

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
16
(Unaudited)
gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the six months ended October 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended October 31, 2023, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.60% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the six months ended October 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Multi-Cap Core Funds Index. The Lipper Multi-Cap Core Funds Index tracks the total return performance of the largest funds within the Lipper Multi-Cap Core Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(a)
Based on the difference between the average annual performance of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class’ annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Multi-Cap Core Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
Excluding U.S. Government
Securities
Purchases Sales
Growth & Income Fund ..................................................................... $ 387,195 $ 436,043
Over/Under Performance Relative to Index Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400 +/- 4
+/- 401 to 700 +/- 5
+/- 701 and greater +/- 6

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
17
(Unaudited)
For the six months ended October 31, 2023, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
October 31, 2023, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended October
31, 2023, are reflected on the Statement of Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended October 31, 2023, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended October 31, 2023, the Distributor did not receive any commissions.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
October 31, 2023, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the
Growth & Income Fund Fund Shares
Institutional
Shares Class A
in thousands $ (233) $ — $ — (a)
as annual % rate (0.03)% — % (0.32)%
(a) Rounds to less than $(1) thousand.

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
18
(Unaudited)
Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of October 31, 2023, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at October 31, 2023.
As of October 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands).
* Amount expires by July 31, 2024.
** Amount expires by July 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended October 31, 2023.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Risk —The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or
In effect until August 31, 2024
Fund Shares Institutional Shares Class A
Growth & Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.88% 0.84% 1.15%
Expires
2024
*
Expires
2025
**
Expires
2026
Expires
2027 Total
Growth & Income Fund .................................... $ 23 $ 31 $ 29 $ 19 $ 102

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
19
(Unaudited)
emergency cash needs. For the six months ended October 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended October 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended October 31, 2023.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended April 30, 2023, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands).
8. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Short-Term
Amount
Long-Term
Amount Total
Growth & Income Fund ................................................. $ (30,472) $ — $ (30,472)

Supplemental Information
October 31, 2023
Victory Portfolios III
20
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2023, through October 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
5/1/23
Actual
Ending
Account
Value
10/31/23
Hypothetical
Ending
Account
Value
10/31/23
Actual
Expenses
Paid During
Period
5/1/23 - 10/31/23*
Hypothetical
Expenses
Paid During
Period
5/1/23 - 10/31/23*
Annualized
Expense Ratio
During Period
5/1/23 - 10/31/23
Growth & Income Fund
Fund Shares ............................ $ 1,000.00 $ 1,022.90 $ 1,021.01 $ 4.17 $ 4.17 0.82%
Institutional Shares ....................... 1,000.00 1,022.60 1,020.91 4.27 4.27 0.84%
Class A ............................... 1,000.00 1,023.60 1,020.96 4.22 4.22 0.83%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Supplemental Information
October 31, 2023
Victory Portfolios III
21
(Unaudited)
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
October 31, 2023
Victory Portfolios III
22
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
October 31, 2023
Victory Portfolios III
23
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23432-1223

October 31, 2023
Semi Annual Report
Victory Growth Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Investment Objective and Portfolio Holdings 2
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
5
Statement of Operations
6
Statements of Changes in Net Assets
7
Financial Highlights
9
Notes to Financial Statements 11
Supplemental Information
Proxy Voting and Portfolio Holdings Information
18
Expense Examples
18
Privacy Policy
19

2
Victory Portfolios III
Victory Growth Fund
October 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks long-term growth of capital.
Top 10 Holdings*:
October 31, 2023
(% of Net Assets)
Top Sectors*:
October 31, 2023
(% of Net Assets)
Does not include futures contracts and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Microsoft Corp.
8.9%
NVIDIA Corp.
6.5%
Apple, Inc.
5.6%
Meta Platforms, Inc., Class A
5.4%
Amazon.com, Inc.
5.1%
Visa, Inc., Class A
5.0%
Tesla, Inc.
4.1%
Alphabet, Inc., Class C
3.9%
Vertex Pharmaceuticals, Inc.
3.0%
Netflix, Inc.
2.9%
Information Technology
35.2%
Communication Services
16.2%
Consumer Discretionary
14.4%
Health Care
12.9%
Financials
8.8%
Industrials
6.6%
Consumer Staples
3.9%
Energy
0.4%

Schedule of Portfolio Investments
October 31, 2023
Victory Portfolios III
Victory Growth Fund
3
(Unaudited)
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Shares Value
Common Stocks (98.4%)
Communication Services (16.2%):
Alphabet, Inc. , Class A (a) ................................................. 320,380 $ 39,753
Alphabet, Inc. , Class C (a) ................................................. 636,838 79,796
Meta Platforms, Inc. , Class A (a) ............................................ 362,921 109,337
Netflix, Inc. (a) ......................................................... 144,860 59,637
The Trade Desk, Inc. , Class A (a) ............................................ 149,167 10,585
The Walt Disney Co. (a) .................................................. 362,882 29,608
328,716
Communications Equipment (0.5%):
Arista Networks, Inc. (a) .................................................. 47,527 9,523
Consumer Discretionary (14.4%):
Alibaba Group Holding Ltd. , ADR (a) ........................................ 124,185 10,250
Amazon.com, Inc. (a) .................................................... 768,294 102,252
Booking Holdings, Inc. (a) ................................................. 1,761 4,912
Chipotle Mexican Grill, Inc. (a) ............................................. 4,753 9,231
DraftKings, Inc. (a) ...................................................... 527,799 14,578
Mobileye Global, Inc. , Class A (a) (b) ......................................... 307,586 10,972
Ross Stores, Inc. ....................................................... 90,633 10,511
Starbucks Corp. ........................................................ 211,652 19,523
Tesla, Inc. (a) .......................................................... 412,326 82,812
Yum China Holdings, Inc. ................................................. 121,410 6,381
Yum! Brands, Inc. ...................................................... 159,451 19,271
290,693
Consumer Staples (3.9%):
BellRing Brands, Inc. (a) .................................................. 151,061 6,606
Celsius Holdings, Inc. (a) .................................................. 54,375 8,270
Costco Wholesale Corp. .................................................. 33,979 18,771
Monster Beverage Corp. (a) ................................................ 625,029 31,939
PepsiCo, Inc. .......................................................... 79,274 12,944
78,530
Energy (0.4%):
Diamondback Energy, Inc. ................................................ 50,444 8,087
Financials (8.8%):
Block, Inc. (a) .......................................................... 190,603 7,672
FactSet Research Systems, Inc. ............................................. 39,505 17,062
MSCI, Inc. ........................................................... 23,587 11,122
PayPal Holdings, Inc. (a) .................................................. 172,860 8,954
SEI Investments Co. ..................................................... 225,037 12,076
The Progressive Corp. ................................................... 101,393 16,029
Toast, Inc. , Class A (a) (b) ................................................. 299,401 4,787
Visa, Inc. , Class A ...................................................... 426,762 100,332
178,034
Health Care (12.9%):
Dexcom, Inc. (a) ........................................................ 130,984 11,635
Eli Lilly & Co. ......................................................... 79,977 44,302
Illumina, Inc. (a) ........................................................ 111,099 12,156
Intuitive Surgical, Inc. (a) ................................................. 91,362 23,957
Novartis AG , ADR ...................................................... 149,943 14,032
Novo Nordisk A/S , ADR .................................................. 225,400 21,767
Regeneron Pharmaceuticals, Inc. (a) .......................................... 29,581 23,070
Roche Holding AG , ADR (b) ............................................... 341,090 11,027
Sandoz Group AG , ADR (a) ................................................ 30,258 781
Thermo Fisher Scientific, Inc. .............................................. 30,737 13,671
UnitedHealth Group, Inc. ................................................. 43,559 23,329
Vertex Pharmaceuticals, Inc. (a) ............................................. 168,380 60,972
260,699

Victory Portfolios III
Victory Growth Fund
4
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Industrials (6.6%):
Deere & Co. .......................................................... 18,489 $ 6,755
Expeditors International of Washington, Inc. .................................... 149,932 16,380
HEICO Corp. , Class A ................................................... 129,032 16,404
Lincoln Electric Holdings, Inc. ............................................. 57,833 10,109
Old Dominion Freight Line, Inc. ............................................ 41,353 15,576
Quanta Services, Inc. .................................................... 73,855 12,343
The Boeing Co. (a) ...................................................... 259,646 48,507
Verisk Analytics, Inc. .................................................... 36,103 8,208
134,282
IT Services (1.3%):
Shopify, Inc. , Class A (a) .................................................. 315,997 14,912
Snowflake, Inc. , Class A (a) ................................................ 76,953 11,168
26,080
Semiconductors & Semiconductor Equipment (8.8%):
Applied Materials, Inc. ................................................... 50,997 6,749
Lam Research Corp. ..................................................... 21,048 12,381
Monolithic Power Systems, Inc. ............................................ 27,796 12,279
NVIDIA Corp. ......................................................... 320,888 130,858
QUALCOMM, Inc. ..................................................... 145,139 15,819
178,086
Software (19.0%):
Autodesk, Inc. (a) ....................................................... 151,206 29,883
Intuit, Inc. ............................................................ 38,041 18,828
Microsoft Corp. ........................................................ 533,801 180,483
Oracle Corp. .......................................................... 454,400 46,985
Palo Alto Networks, Inc. (a) ................................................ 52,635 12,791
Salesforce, Inc. (a) ...................................................... 190,278 38,214
ServiceNow, Inc. (a) ..................................................... 22,968 13,364
Synopsys, Inc. (a) ....................................................... 39,219 18,411
Workday, Inc. , Class A (a) ................................................. 115,682 24,491
383,450
Technology Hardware, Storage & Peripherals (5.6%):
Apple, Inc. ........................................................... 664,642 113,501
Total Common Stocks (Cost $1,014,909)
a
a
a
1,989,681
Collateral for Securities Loaned (0.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .26% (c) ........ 1,296,970 1,297
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .29% (c) ............ 1,296,970 1,297
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (c) ............... 1,296,970 1,297
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .25% (c) . 1,296,970 1,297
Total Collateral for Securities Loaned (Cost $5,188)
a
a
a
5,188
Total Investments (Cost $1,020,097) — 98.7% 1,994,869
Other assets in excess of liabilities — 1.3% 26,592
NET ASSETS - 100.00% $ 2,021,461
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on October 31, 2023.
ADR
—
American Depositary Receipt

Statement of Assets and Liabilities
October 31, 2023
5
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Growth
Fund
Assets:
Investments, at value (Cost $1,020,097) $ 1,994,869 (a)
Cash 37,315
Receivables:
Interest and dividends 26
Capital shares issued 396
Investments sold 9,036
From Adviser 5
Reclaims 58
Prepaid expenses 19
Total Assets 2,041,724
Liabilities:
Payables:
Collateral received on loaned securities 5,188
Investments purchased 12,282
Capital shares redeemed 1,134
Accrued expenses and other payables:
Investment advisory fees 1,149
Administration fees 248
Custodian fees 12
Transfer agent fees 133
Compliance fees 2
Other accrued expenses 115
Total Liabilities 20,263
Commitments and contingencies (Note 5 )
Net Assets:
Capital 937,360
Total accumulated earnings/(loss) 1,084,101
Net Assets $ 2,021,461
Net Assets
Fund Shares $ 1,638,116
Institutional Shares 383,345
Total $ 2,021,461
Shares (unlimited number of shares authorized with no par value):
Fund Shares 55,975
Institutional Shares 13,129
Total 69,104
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 29 .27
Institutional Shares 29 .20
(a) Includes $5,105 thousand of securities on loan.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended October 31, 2023
6
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Growth
Fund
Investment Income:
Dividends $ 4,346
Interest 381
Securities lending (net of fees) 7
Foreign tax withholding (16)
Total Income 4,718
Expenses:
Investment advisory fees 7,110
Administration fees — Fund Shares 1,305
Administration fees — Institutional Shares 224
Sub-Administration fees 18
Custodian fees 48
Transfer agent fees — Fund Shares 568
Transfer agent fees — Institutional Shares 224
Trustees' fees 24
Compliance fees 10
Legal and audit fees 37
State registration and filing fees 34
Interfund lending fees — (a)
Other expenses 133
Recoupment of prior expenses waived/reimbursed by Adviser — (a)
Total Expenses 9,735
Expenses waived/reimbursed by Adviser (18)
Net Expenses 9,717
Net Investment Income (Loss) (4,999)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 112,707
Net change in unrealized appreciation/depreciation on investment securities 25,896
Net realized/unrealized gains (losses) on investments 138,603
Change in net assets resulting from operations $ 133,604
(a) Rounds to less than $1 thousand.

7
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Growth Fund
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (4,999) $ (4,778) $ (13,472)
Net realized gains (losses) 112,707 96,014 148,621
Net change in unrealized appreciation/depreciation 25,896 (319) (932,308)
Change in net assets resulting from operations 133,604 90,917 (797,159)
Distributions to Shareholders:
Fund Shares — (90,169) (207,204)
Institutional Shares — (31,795) (139,551)
Change in net assets resulting from distributions to shareholders — (121,964) (346,755)
Change in net assets resulting from capital transactions (149,602) (737,723) 387,328
Change in net assets (15,998) (768,770) (756,586)
Net Assets:
Beginning of period 2,037,459 2,806,229 3,562,815
End of period $ 2,021,461 $ 2,037,459 $ 2,806,229
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.

8
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Growth Fund
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 49,374 $ 44,091 $ 91,044
Distributions reinvested — 88,787 204,327
Cost of shares redeemed (106,519) (141,936) (234,982)
Total Fund Shares $ (57,145) $ (9,058) $ 60,389
Institutional Shares
Proceeds from shares issued $ 16,689 $ 39,731 $ 509,954
Distributions reinvested — 31,707 139,296
Cost of shares redeemed (109,146) (800,103) (322,311)
Total Institutional Shares $ (92,457) $ (728,665) $ 326,939
Change in net assets resulting from capital transactions $ (149,602) $ (737,723) $ 387,328
Share Transactions:
Fund Shares
Issued 1,627 1,718 2,757
Reinvested — 3,642 5,764
Redeemed (3,522) (5,561) (7,091)
Total Fund Shares (1,895) (201) 1,430
Institutional Shares
Issued 561 1,666 14,873
Reinvested — 1,304 3,940
Redeemed (3,543) (30,353) (9,492)
Total Institutional Shares (2,982) (27,383) 9,321
Change in Shares (4,877) (27,584) 10,751
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
9
See notes to financial statements.
Victory Growth Fund
Fund Shares
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $27.55 $27.66 $39.27 $30.85 $31.54 $32.15
Investment Activities:
Net investment income (loss) (0.07)(b) (0.06)(b) (0.14)(b) (0.13)(b) (0.05)(b) 0.12
Net realized and unrealized gains (losses) 1.79 1.55 (7.72) 10.03 6.18 2.80
Total from Investment Activities 1.72 1.49 (7.86) 9.90 6.13 2.92
Distributions to Shareholders from:
Net investment income — — — — (0.08) (0.09)
Net realized gains — (1.60) (3.75) (1.48) (6.74) (3.44)
Total Distributions — (1.60) (3.75) (1.48) (6.82) (3.53)
Net Asset Value, End of Period $29.27 $27.55 $27.66 $39.27 $30.85 $31.54
Total Return(c)(d) 6.20% 6.19% (22.11)% 32.87% 23.71% 10.90%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.89% 0.88% 0.84% 0.84% 0.91% 0.90%( i )
Net Investment Income (Loss)(e) (0.46)% (0.33)% (0.43)% (0.38)% (0.16)% 0.41%
Gross Expenses(e)(h) 0.89% 0.88% 0.84% 0.84% 0.91% 0.90%( i )
Supplemental Data:
Net Assets at end of period (000's) $1,638,116 $1,594,565 $1,606,239 $2,224,130 $1,841,547 $1,676,470
Portfolio Turnover(c)(j) 21% 33% 62% 40% 59% 70%(k)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
( i ) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The share's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) Reflects increased trading activity due to current year transition or asset allocation shift.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
10
See notes to financial statements.
Victory Growth Fund
Institutional Shares
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $27.49 $27.59 $39.17 $30.77 $31.47 $32.08
Investment Activities:
Net investment income (loss) (0.07)(b) (0.05)(b) (0.13)(b) (0.13)(b) (0.04)(b) 0.15
Net realized and unrealized gains (losses) 1.78 1.55 (7.70) 10.01 6.16 2.78
Total from Investment Activities 1.71 1.50 (7.83) 9.88 6.12 2.93
Distributions to Shareholders from:
Net investment income — — — — (0.08) (0.10)
Net realized gains — (1.60) (3.75) (1.48) (6.74) (3.44)
Total Distributions — (1.60) (3.75) (1.48) (6.82) (3.54)
Net Asset Value, End of Period $29.20 $27.49 $27.59 $39.17 $30.77 $31.47
Total Return(c)(d) 6.22% 6.21% (22.09)% 32.89% 23.75% 10.94%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.88% 0.82% 0.83% 0.83% 0.87% 0.85%( i )
Net Investment Income (Loss)(e) (0.45)% (0.25)% (0.41)% (0.36)% (0.13)% 0.47%
Gross Expenses(e)(h) 0.89% 0.83% 0.83% 0.83% 0.87% 0.85%( i )
Supplemental Data:
Net Assets at end of period (000's) $383,345 $442,894 $1,199,990 $1,338,685 $1,175,311 $1,083,799
Portfolio Turnover(c)(j) 21% 33% 62% 40% 59% 70%(k)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
( i ) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The share's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) Reflects increased trading activity due to current year transition or asset allocation shift.

Notes to Financial Statements
October 31, 2023
Victory Portfolios III
11
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the "Fund"):
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is
an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the
Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of October 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Growth Fund Growth Fund Fund Shares and Institutional Shares

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
12
(Unaudited)
As of October 31, 2023, there were no transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of October 31, 2023.
Level 1 Level 2 Level 3 Total
Growth Fund
Common Stocks ............................................... $ 1,989,681 $ — $ — $ 1,989,681
Collateral for Securities Loaned ................................... 5,188 — — 5,188
Total ....................................................... $ 1,994,869 $ — $ — $ 1,994,869
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Growth Fund .................................................... $ 5,105 $ — $ 5,188

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
13
(Unaudited)
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the six months ended October 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended October 31, 2023, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds, including funds offered by VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’
annual and semi-annual reports may be viewed at vcm.com. As of October 31, 2023, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.65% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the six months ended October 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.
Excluding U.S. Government
Securities
Purchases Sales
Growth Fund ............................................................................. $ 410,379 $ 574,899
Affiliated Victory Portfolios III Funds
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.7
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.4
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
14
(Unaudited)
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Large-Cap Growth Funds Index. The Lipper Large-Cap Growth Funds Index tracks the total return performance of the largest funds within the Lipper Large-Cap Growth Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(a)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class’ annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Large-Cap Growth Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended October 31, 2023, there were no performance adjustments.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets.
VCM entered into a Subadvisory Agreement with Loomis, Sayles & Company, L.P. (“Loomis Sayles”) under which Loomis Sayles directs the investment and reinvestment of a portion of the Fund’s assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM (not the Fund) to the subadviser.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15% and 0.10%, which is based on the Fund's average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred for the six months ended October
31, 2023, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended October 31, 2023, are reflected on the Statement of
Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Over/Under Performance Relative to Index Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400 +/- 4
+/- 401 to 700 +/- 5
+/- 701 and greater +/- 6

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
15
(Unaudited)
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
October 31, 2023, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the
Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of October 31, 2023, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at October 31, 2023. For the six months ended October 31, 2023, recoupment in the amount of less than a thousand was paid to the Adviser.
As of October 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands).
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended October 31, 2023.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Risk —The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies
In effect until August 31, 2024
Fund Shares Institutional Shares
Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.92% 0.88%
Expires
2026
Expires
2027 Total
Growth Fund .................................................................... $ 56 $ 18 $ 74

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
16
(Unaudited)
or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended October 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended October 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended October 31, 2023, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended October 31, 2023.
8. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
At the tax year ended April 30, 2023, the Fund had no capital loss carryforwards for federal income tax purposes.
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request,
Borrower or
Lender
Amount
Outstanding
at
October 31,
2023
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Growth Fund ....................................... Borrower $ — $ 1,066 5.83% $ 1,066

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
17
(Unaudited)
and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

Supplemental Information
October 31, 2023
Victory Portfolios III
18
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2023, through October 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
5/1/23
Actual
Ending
Account
Value
10/31/23
Hypothetical
Ending
Account
Value
10/31/23
Actual
Expenses
Paid During
Period
5/1/23 - 10/31/23*
Hypothetical
Expenses
Paid During
Period
5/1/23 - 10/31/23*
Annualized
Expense Ratio
During Period
5/1/23 - 10/31/23
Growth Fund
Fund Shares ............................ $ 1,000.00 $ 1,062.00 $ 1,020.66 $ 4.61 $ 4.52 0.89%
Institutional Shares ....................... 1,000.00 1,062.20 1,020.71 4.56 4.47 0.88%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Supplemental Information
October 31, 2023
Victory Portfolios III
19
(Unaudited)
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
October 31, 2023
Victory Portfolios III
20
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
October 31, 2023
Victory Portfolios III
21
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23420-1223

October 31, 2023
Semi Annual Report
Victory High Income Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Investment Objective and Portfolio Holdings 2
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
15
Statement of Operations
16
Statements of Changes in Net Assets
17
Financial Highlights
19
Notes to Financial Statements 23
Supplemental Information
Proxy Voting and Portfolio Holdings Information
31
Expense Examples
31
Privacy Policy
32

2
Victory Portfolios III
Victory High Income Fund
October 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide an attractive total return primarily through high current income and secondarily through capital appreciation.
Top Sectors*:
October 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Communication Services
16.4%
Consumer Discretionary
15.7%
Financials
13.5%
Industrials
13.5%
Energy
4.5%
Materials
4.3%
Health Care
4.2%
Information Technology
4.0%
Consumer Staples
3.3%
Cash Flow CLO
3.1%

Schedule of Portfolio Investments
October 31, 2023
Victory Portfolios III
Victory High Income Fund
3
(Unaudited)
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Principal Amount Value
Asset-Backed Securities (3.8%)
ABS Auto (1.5%):
Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class C, 6.85%, 4/20/28(a) .. $ 2,000 $ 1,949
Chesapeake Funding II LLC, Series 2023-1A, Class D, 6.69%, 5/15/35, Callable 11/15/25 @
100(a) ........................................................... 375 370
Ford Credit Auto Owner Trust, Series 2023-1, Class D, 6.26%, 8/15/35, Callable 2/15/28 @
100(a) ........................................................... 1,966 1,880
Hertz Vehicle Financing III LLC, Series 2023-3A, Class D, 9.43%, 2/25/28(a) ........... 3,000 2,959
Hertz Vehicle Financing LLC, Series 2022-4A, Class B, 4.12%, 9/25/26, Callable 9/25/25 @
100(a) ........................................................... 1,070 1,023
LAD Auto Receivables Trust, Series 2023-1A, Class D, 7.30%, 6/17/30, Callable 5/15/27 @
100(a) ........................................................... 2,263 2,276
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class E, 8.68%, 8/16/32, Callable
3/15/26 @ 100(a) ................................................... 1,298 1,293
United Auto Credit Securitization Trust, Series 2023-1, Class C, 6.28%, 7/10/28, Callable
3/10/26 @ 100(a) ................................................... 2,500 2,460
14,210
ABS Card (0.6%):
Evergreen Credit Card Trust, Series 2022-CRT1, Class C, 6.19%, 7/15/26(a) ............. 3,000 2,969
Evergreen Credit Card Trust, Series 2022-CRT2, Class C, 7.44%, 11/15/26(a) ............ 3,000 2,993
5,962
ABS Other (1.7%):
Conn's Receivables Funding LLC, Series 2023-A, Class B, 10.00%, 1/17/28, Callable 12/15/24
@ 100(a) ......................................................... 3,380 3,384
Frontier Issuer LLC, Series 2023-1, Class C, 11.50%, 8/20/53, Callable 7/20/26 @ 100(a) ... 9,000 8,579
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49, Callable 11/19/23 @ 100(a) ... 1,872 1,726
SCF Equipment Leasing LLC, Series 2022-2A, Class D, 6.50%, 10/20/32, Callable 10/20/26
@ 100(a) ......................................................... 989 898
VB-S1 Issuer LLC, Series 2022-1A, Class F, 5.27%, 2/15/52, Callable 2/15/26 @ 100(a) .... 3,000 2,488
17,075
Total Asset-Backed Securities (Cost $37,936)
a
a
a
37,247
Collateralized Loan Obligations (3.1%)
Cash Flow CLO (3.1%):
720 East CLO I Ltd., Series 2022-1A, Class D, 11.57% (TSFR3M+615bps), 1/20/36, Callable
1/20/25 @ 100(a)(b) ................................................. 9,500 9,134
720 East CLO I Ltd., Series 2023-1A, Class E, 14.04% (TSFR3M+865bps), 4/15/36, Callable
4/15/25 @ 100(a)(b) ................................................. 12,750 12,301
720 East CLO II Ltd., Series 2023-2A, Class E, 13.97% (TSFR3M+857bps), 10/15/36,
Callable 10/15/25 @ 100(a)(b) ......................................... 1,500 1,447
Barrow Hanley CLO I Ltd., Series 2023-1A, Class D, 11.58% (TSFR3M+616bps), 4/20/35,
Callable 4/20/24 @ 100(a)(b) .......................................... 3,700 3,646
Barrow Hanley CLO II Ltd., Series 2023-2A, Class E, 13.71% (TSFR3M+837bps), 10/20/35,
Callable 10/20/24 @ 100(a)(b) ......................................... 3,000 2,913
Oaktree CLO Ltd., Series 2023-2A, Class E, 14.03% (TSFR3M+865bps), 7/20/36, Callable
7/20/25 @ 100(a)(b) ................................................. 1,500 1,459
30,900
Total Collateralized Loan Obligations (Cost $31,412)
a
a
a
30,900
Collateralized Mortgage Obligations (0.6%)
Commercial MBS (0.6%):
Aventura Mall Trust, Series 2018-AVM, Class C, 4.11%, 7/5/40(a)(c) .................. 3,000 2,529
BPR Trust, Series 2022-STAR, Class A, 8.57% (TSFR1M+323bps), 8/15/24(a)(b) ........ 2,536 2,508
BXP Trust, Series 2021-601L, Class D, 2.78%, 1/15/44(a)(c) ........................ 2,000 1,229
6,266

Victory Portfolios III
Victory High Income Fund
4
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Private CMO FLT (0.0%):(d)
CHL Mortgage Pass-Through Trust, Series 2004-25, Class 1A6, 6.40% (TSFR1M+107bps),
2/25/35, Callable 11/25/23 @ 100(b) ..................................... $ 439 $ 153
Total Collateralized Mortgage Obligations (Cost $6,775)
a
a
a
6,419
Shares
Common Stocks (0.3%)
Communication Services (0.1%):
AT&T, Inc. ........................................................... 39,101 602
Energy (0.2%):
BP PLC, ADR ......................................................... 9,808 359
GenOn Energy, Inc.(e)(f) ................................................. 16,168 1,778
Sabine Oil & Gas Holdings, Inc.(e)(f) ........................................ 2,824 —(g)
Shell PLC, ADR ....................................................... 1,159 76
2,213
Real Estate (0.0%):(d)
Crown Castle, Inc. ...................................................... 6,253 582
Total Common Stocks (Cost $5,472)
a
a
a
3,397
Preferred Stocks (1.5%)
Communication Services (0.2%):
Qwest Corp., 6.50%, 9/1/56 ............................................... 135,286 1,636
Consumer Staples (0.4%):
CHS, Inc., cumulative redeemable, Series 1, 7.88%(h) ............................ 87,180 2,230
CHS, Inc., cumulative redeemable, Series 2, 7.10%(US0003M+430bps)(b)(h) ........... 76,204 1,884
4,114
Energy (0.6%):
NuStar Logistics LP, 12.39%(TSFR3M+700bps), 1/15/43(b) ........................ 237,747 6,177
Real Estate (0.3%):
Equity Residential, cumulative redeemable, Series K, 8.29%(h) ...................... 45,314 2,350
Prologis, Inc., cumulative redeemable, Series Q, 8.54%(h) .......................... 5,310 289
2,639
Total Preferred Stocks (Cost $16,656)
a
a
a
14,566
Principal Amount
Senior Secured Loans (6.0%)
Communication Services (0.4%):
Recess Holdings, Inc., 9.38% (SOFR03M+400bps), 3/17/27(b) ...................... $ 1,500 1,491
Windstream Services LLC, 11.57% (SOFR01M+625bps), 9/21/27(b) .................. 2,233 2,059
3,550
Consumer Discretionary (1.8%):
Alterra Mountain Co., 9.07% (SOFR01M+375bps), 5/31/30(b) ...................... 495 495
Fertitta Entertainment LLC, Initial B Term Loan, First Lien, 9.32% (SOFR01M+400bps),
1/27/29(b) ........................................................ 1,466 1,432
Great Outdoors Group LLC, Term B1, First Lien, 9.14% (SOFR01M+375bps), 3/5/28(b) ... 480 475
Latam Airlines Group S.A. Initial Term Loan, First Lien, 14.93% (SOFR03M+950bps),
11/3/27(b) ........................................................ 2,978 3,037
Life Time, Inc., 2021 Refinancing Term Loan, First Lien, 10.61% (SOFR06M+475bps),
1/15/26(b) ........................................................ 5,000 4,996
Ontario Gaming Gta, 9.64% (SOFR03M+425bps), 7/20/30(b) ....................... 1,000 998
Petco Health & Wellness Co., Inc., Initial Term Loans, First Lien, 8.64% (SOFR03M+325bps),
3/4/28(b) ......................................................... 474 463
Polaris Newco LLC, Dollar Term Loan, First Lien, 9.32% (SOFR01M+400bps), 6/4/28(b) .. 1,225 1,155
Staples, Inc., 2019 Refinancing New Term B-1 Loans, First Lien, 10.63%
(SOFR03M+500bps), 4/12/26(b) ........................................ 1,990 1,707
The Michaels Cos., Inc., Term B Loans, First Lien, 9.90% (SOFR01M+425bps), 4/15/28(b) . 1,985 1,653

Victory Portfolios III
Victory High Income Fund
5
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
VT Topco, Inc., 9.66% (SOFR03M+425bps), 8/10/30(b) ........................... $ 1,000 $ 997
17,408
Energy (0.0%):(d)
Quicksilver Resources, Inc., Loans, Second Lien, 6/21/19(f)(i) ....................... 3,914 6
Financials (1.9%):
Acrisure LLC, 10/20/30(i) ................................................ 1,500 1,483
Arsenal AIC Parent LLC, Term B Loan, First Lien, 9.88% (SOFR03M+450bps), 7/27/30(b) . 500 498
Clydesdale Acquisition Holdings, Inc., Term B Loans, First Lien, 9.49% (SOFR01M+418bps),
4/13/29(b) ........................................................ 987 954
Hub International Ltd., 9.66% (SOFR03M+425bps), 6/20/30(b) ...................... 2,200 2,199
Indicor LLCInitial Dollar, Term Loan, First Lien, 9.89% (SOFR03M+450bps), 11/22/29(b) .. 2,980 2,973
Iris Holding, Inc., 10.22% (SOFR03M+475bps), 6/28/28(b) ........................ 1,997 1,737
Lealand Finance Co. BV, Make Whole Term Loan, First Lien, 8.32% (SOFR01M+300bps),
6/30/24(b) ........................................................ 39 27
Lealand Finance Co. BV, Take-Back Term Loan, First Lien (3.00% PIK), 6.32%
(SOFR01M+100bps), 6/30/25(b) ........................................ 355 187
MoneyGram International, Inc., 10.91% (SOFR03M+550bps), 6/1/30(b) ............... 1,000 932
Neptune Bidco US, Inc., Dollar Term B Loan, First Lien, 10.16% (SOFR03M+475bps),
10/11/28(b) ....................................................... 4,975 4,297
Nouryon USA LLC, 9.33% (SOFR01M+400bps), 4/3/28(b) ........................ 998 974
Rand Parent LLC, 9.64% (SOFR03M+425bps), 3/17/30(b) ......................... 498 478
Sunshine Luxembourg VII Sarl, Facility B3 Commitments, First Lien, 9.14%
(SOFR03M+375bps), 10/2/26(b) ........................................ 176 176
Windsor Holdings III LLC, 9.81% (SOFR01M+450bps), 6/22/30(b) .................. 2,000 1,990
18,905
Health Care (0.3%):
Bausch + Lomb Corp., Initial Term Loans, First Lien, 8.66% (SOFR03M+325bps), 5/10/27(b) 1,980 1,892
Bausch Health Americas, Inc., Second Amendment Term Loan, First Lien, 10.59%
(SOFR01M+525bps), 2/1/27(b) ......................................... 1 1
Bausch Lomb Corp., 9.32% (SOFR01M+400bps), 9/14/28(b) ....................... 1,500 1,440
3,333
Industrials (0.8%):
AAdvantage Loyalty IP Ltd., Initial Term Loan, First Lien, 10.17% (SOFR03M+475bps),
4/20/28(b) ........................................................ 675 683
CNT Holdings I Corp., Second Lien Initial Term Loans, Second Lien, 12.18%
(SOFR03M+675bps), 11/6/28(b) ........................................ 2,500 2,491
Directv Financing LLC, Closing Date Term Loans, First Lien, 10.32% (SOFR01M+500bps),
8/2/27(b) ......................................................... 651 633
Indy US Bidco LLC, Fifth Amendment Incremental Term Loans, First Lien, 11.57%
(SOFR01M+625bps), 3/5/28(b) ......................................... 1,625 1,558
Indy US Bidco LLC, Term Loan B, First Lien, 11.57% (SOFR01M+625bps), 3/5/28(b) ..... 1,368 1,311
Mauser Packaging Solutions Holding Co., Initial Term Loan, First Lien, 9.32%
(SOFR01M+400bps), 8/10/26(b) ........................................ 995 963
Trident TPI Holdings, Inc., Term Loans, First Lien, 9.89% (SOFR03M+450bps), 9/2/28(b) .. 499 496
8,135
Information Technology (0.7%):
Central Parent, Inc., Initial Term Loan, First Lien, 9.41% (SOFR03M+400bps), 7/6/29(b) ... 1,985 1,972
Marcel Bidco LLC, 10/26/30(i) ............................................. 1,000 986
Neptune Bidco U.S., Inc., Dollar Term B Loan, First Lien, 10.41% (SOFR03M+500bps),
4/11/29(b) ........................................................ 2,985 2,603
TIBCO Software, Inc., Term A Loan, First Lien, 9.89% (SOFR03M+450bps), 9/30/28(b) ... 1,473 1,396
UKG Inc., 2021 Incremental Term Loan, Second Lien, 10.66% (SOFR03M+525bps), 5/3/27(b) 250 249
7,206
Real Estate (0.1%):
Cushman & Wakefield US Borrower LLC, 9.32% (SOFR01M+400bps), 1/31/30(b) ....... 1,000 957
Total Senior Secured Loans (Cost $63,369)
a
a
a
59,500

Victory Portfolios III
Victory High Income Fund
6
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Corporate Bonds (59.3%)
Communication Services (13.0%):
AMC Networks, Inc., 4.25%, 2/15/29, Callable 2/15/24 @ 102.13 .................... $ 5,000 $ 3,133
Cable One, Inc., 4.00%, 11/15/30, Callable 11/15/25 @ 102(a)(j) ..................... 6,081 4,535
Cablevision Lightpath LLC, 5.63%, 9/15/28, Callable 11/20/23 @ 102.81(a) ............. 2,797 2,098
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 3/1/30, Callable 9/1/24 @ 102.38(a) ................................ 3,500 2,888
4.50%, 8/15/30, Callable 2/15/25 @ 102.25(a) .............................. 2,500 2,007
4.50%, 6/1/33, Callable 6/1/27 @ 102.25(a) ................................ 5,000 3,730
4.25%, 1/15/34, Callable 1/15/28 @ 102.13(a) .............................. 8,000 5,777
Clear Channel Outdoor Holdings, Inc.
9.00%, 9/15/28, Callable 9/15/25 @ 104.5(a)(j) ............................. 2,500 2,435
7.50%, 6/1/29, Callable 6/1/24 @ 103.75(a) ................................ 1,000 729
CSC Holdings LLC
7.50%, 4/1/28, Callable 11/20/23 @ 103.75(a)(j) ............................ 3,000 1,932
11.25%, 5/15/28, Callable 5/15/25 @ 105.63(a) ............................. 3,500 3,339
6.50%, 2/1/29, Callable 2/1/24 @ 103.25(a) ................................ 2,000 1,579
5.75%, 1/15/30, Callable 1/15/25 @ 102.88(a) .............................. 5,500 2,887
4.13%, 12/1/30, Callable 12/1/25 @ 102.06(a) .............................. 3,000 2,010
5.00%, 11/15/31, Callable 11/15/26 @ 102.5(a)(j) ............................ 2,500 1,283
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26, Callable 12/8/23 @ 101.69(a)(j) ...... 6,475 4,700
Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.88%, 8/15/27, Callable 12/8/23
@ 104.41(a) ...................................................... 1,000 876
DISH DBS Corp.
7.75%, 7/1/26 ..................................................... 3,000 2,008
5.25%, 12/1/26, Callable 6/1/26 @ 100(a) ................................. 2,500 2,020
DISH Network Corp., 11.75%, 11/15/27, Callable 5/15/25 @ 105.88(a) ................ 13,500 13,371
Frontier Communications Holdings LLC
5.00%, 5/1/28, Callable 5/1/24 @ 102.5(a) ................................. 2,000 1,733
6.75%, 5/1/29, Callable 5/1/24 @ 103.38(a) ................................ 4,000 3,167
8.63%, 3/15/31, Callable 3/15/26 @ 104.31(a) .............................. 5,000 4,703
Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38(a) ................ 5,500 3,529
iHeartCommunications, Inc.
6.38%, 5/1/26, Callable 11/24/23 @ 101.59 ................................ 2,000 1,630
8.38%, 5/1/27, Callable 11/24/23 @ 102.09(j) .............................. 5,000 3,063
Lumen Technologies, Inc., 4.00%, 2/15/27, Callable 12/8/23 @ 102(a)(j) ............... 1,000 681
Match Group Holdings II LLC, 4.63%, 6/1/28, Callable 12/8/23 @ 102.31(a) ............ 2,000 1,795
News Corp., 5.13%, 2/15/32, Callable 2/15/27 @ 102.56(a) ......................... 1,000 864
Nexstar Media, Inc.
5.63%, 7/15/27, Callable 11/20/23 @ 102.81(a) ............................. 3,000 2,699
4.75%, 11/1/28, Callable 11/20/23 @ 102.38(a)(j) ............................ 2,769 2,330
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 9/15/26, Callable 12/8/23 @ 102.25(a) .. 2,000 1,533
Scripps Escrow II, Inc.
3.88%, 1/15/29, Callable 1/15/24 @ 101.94(a) .............................. 3,000 2,276
5.38%, 1/15/31, Callable 1/15/26 @ 102.69(a)(j) ............................ 10,473 6,493
Scripps Escrow, Inc., 5.88%, 7/15/27, Callable 12/8/23 @ 102.94(a) .................. 10,000 7,478
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75(a)(j) .......... 2,601 1,411
Sirius XM Radio, Inc.
4.13%, 7/1/30, Callable 7/1/25 @ 102.06(a) ................................ 2,500 1,985
3.88%, 9/1/31, Callable 9/1/26 @ 101.94(a) ................................ 2,000 1,505
TEGNA, Inc., 5.00%, 9/15/29, Callable 9/15/24 @ 102.5 .......................... 2,500 2,099
Townsquare Media, Inc., 6.88%, 2/1/26, Callable 12/8/23 @ 103.44(a) ................. 3,300 3,071
Univision Communications, Inc., 7.38%, 6/30/30, Callable 6/30/25 @ 103.69(a) .......... 1,000 882
Urban One, Inc., 7.38%, 2/1/28, Callable 2/1/24 @ 103.69(a) ....................... 3,616 3,005
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28, Callable
12/8/23 @ 103.88(a) ................................................ 3,000 2,377
Zayo Group Holdings, Inc.
4.00%, 3/1/27, Callable 12/8/23 @ 100(a)(j) ................................ 2,500 1,882
6.13%, 3/1/28, Callable 12/8/23 @ 103.06(a) ............................... 500 330
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 2/1/29, Callable 2/1/24 @
101.94(a) ......................................................... 2,000 1,651
127,509

Victory Portfolios III
Victory High Income Fund
7
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Consumer Discretionary (11.6%):
Advance Auto Parts, Inc., 3.50%, 3/15/32, Callable 12/15/31 @ 100 ................... $ 3,500 $ 2,590
APX Group, Inc., 5.75%, 7/15/29, Callable 7/15/24 @ 102.88(a) ..................... 3,000 2,506
Asbury Automotive Group, Inc.
4.75%, 3/1/30, Callable 3/1/25 @ 102.38 .................................. 1,500 1,270
5.00%, 2/15/32, Callable 11/15/26 @ 102.5(a) .............................. 3,000 2,437
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 4/1/30, Callable 4/1/25 @
102.31(a) ......................................................... 3,000 2,342
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 3/1/29, Callable 3/1/24 @
102.69(a)(j) ....................................................... 2,000 1,714
Bath & Body Works, Inc., 6.88%, 11/1/35 ..................................... 500 441
Beazer Homes USA, Inc., 7.25%, 10/15/29, Callable 10/15/24 @ 103.63 ............... 1,250 1,141
Boyd Gaming Corp., 4.75%, 6/15/31, Callable 6/15/26 @ 102.38(a) ................... 1,000 831
Boyne USA, Inc., 4.75%, 5/15/29, Callable 5/15/24 @ 102.38(a) ..................... 2,015 1,757
Caesars Entertainment, Inc.
8.13%, 7/1/27, Callable 12/8/23 @ 104.06(a) ............................... 500 495
7.00%, 2/15/30, Callable 2/15/26 @ 103.5(a) ............................... 3,750 3,609
Carnival Corp.
5.75%, 3/1/27, Callable 12/1/26 @ 100(a) ................................. 5,000 4,463
6.00%, 5/1/29, Callable 11/1/24 @ 103(a) ................................. 3,500 2,956
10.50%, 6/1/30, Callable 6/1/25 @ 105.25(a)(j) ............................. 5,500 5,573
Churchill Downs, Inc., 6.75%, 5/1/31, Callable 5/1/26 @ 103.38(a) ................... 2,500 2,335
Evergreen Acqco 1 LP/TVI, Inc., 9.75%, 4/26/28, Callable 2/15/25 @ 104.88(a) .......... 900 908
Everi Holdings, Inc., 5.00%, 7/15/29, Callable 7/15/24 @ 102.5(a) .................... 1,000 840
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30, Callable
1/15/25 @ 103.38(a) ................................................ 2,500 1,987
Ford Motor Co., 4.75%, 1/15/43 ............................................ 2,000 1,387
Graham Packaging Co., Inc., 7.13%, 8/15/28, Callable 12/8/23 @ 103.56(a) ............. 1,500 1,164
Group 1 Automotive, Inc., 4.00%, 8/15/28, Callable 12/8/23 @ 102(a) ................. 1,000 862
Hanesbrands, Inc., 9.00%, 2/15/31, Callable 2/15/26 @ 104.5(a)(j) .................... 1,500 1,395
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31, Callable 5/1/26 @ 102(a) ........... 2,000 1,652
Kohl's Corp., 4.63%, 5/1/31, Callable 2/1/31 @ 100 .............................. 1,500 1,026
Lindblad Expeditions Holdings, Inc., 9.00%, 5/15/28, Callable 5/15/25 @ 104.5(a)(j) ...... 3,000 2,933
Lindblad Expeditions LLC, 6.75%, 2/15/27, Callable 2/15/24 @ 103.38(a)(j) ............ 1,000 908
Lithia Motors, Inc.
3.88%, 6/1/29, Callable 6/1/24 @ 101.94(a) ................................ 10,000 8,274
4.38%, 1/15/31, Callable 10/15/25 @ 102.19(a) ............................. 2,000 1,620
M/I Homes, Inc., 4.95%, 2/1/28, Callable 11/24/23 @ 103.71 ....................... 3,000 2,691
Macy's Retail Holdings LLC, 5.88%, 3/15/30, Callable 3/15/25 @ 102.94(a)(j) ........... 2,000 1,701
Marriott Ownership Resorts, Inc., 4.50%, 6/15/29, Callable 6/15/24 @ 102.25(a) ......... 1,000 820
MGM Resorts International, 4.75%, 10/15/28, Callable 7/15/28 @ 100 ................. 500 436
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88(a) ................. 2,000 1,611
NCL Corp. Ltd.
5.88%, 3/15/26, Callable 12/15/25 @ 100(a) ............................... 9,500 8,542
5.88%, 2/15/27, Callable 2/15/24 @ 102.94(a) .............................. 2,000 1,841
Newell Brands, Inc., 6.38%, 4/1/36, Callable 10/1/35 @ 100 ........................ 3,000 2,355
Nordstrom, Inc., 4.38%, 4/1/30, Callable 1/1/30 @ 100 ............................ 2,000 1,553
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 6.00%, 2/15/28, Callable 2/15/24 @
103(a)(j) ......................................................... 3,000 2,487
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29, Callable 2/15/24 @ 103.88(a) ..... 1,000 921
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100(a) . 4,200 2,986
Royal Caribbean Cruises Ltd., 11.63%, 8/15/27, Callable 8/15/24 @ 105.81(a) ........... 3,000 3,254
Scientific Games Holdings LP/Scientific Games US FinCo., Inc., 6.63%, 3/1/30, Callable
3/1/25 @ 103.31(a) ................................................. 2,000 1,720
Scientific Games International, Inc., 7.25%, 11/15/29, Callable 11/15/24 @ 103.63(a) ...... 2,000 1,940
Sotheby's, 7.38%, 10/15/27, Callable 11/20/23 @ 101.84(a) ......................... 9,500 8,485
Staples, Inc., 7.50%, 4/15/26, Callable 12/8/23 @ 101.88(a) ........................ 2,250 1,833
Taylor Morrison Communities, Inc., 5.75%, 1/15/28, Callable 10/15/27 @ 100(a) ......... 1,000 910
The Gap, Inc., 3.63%, 10/1/29, Callable 10/1/24 @ 101.81(a) ....................... 2,000 1,530
The Michaels Cos., Inc., 5.25%, 5/1/28, Callable 11/20/23 @ 102.63(a) ................ 1,500 1,080
VT Topco, Inc., 8.50%, 8/15/30, Callable 8/15/26 @ 104.25(a) ...................... 1,500 1,462
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 9/15/28, Callable 12/8/23 @ 102.44(a) 2,085 1,791

Victory Portfolios III
Victory High Income Fund
8
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
ZF North America Capital, Inc., 7.13%, 4/14/30, Callable 2/14/30 @ 100(a) ............. $ 1,000 $ 971
114,336
Consumer Staples (2.9%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6.50%, 2/15/28, Callable 2/15/25 @ 103.25(a) .............................. 3,500 3,436
4.88%, 2/15/30, Callable 2/15/25 @ 103.66(a) .............................. 7,500 6,697
Edgewell Personal Care Co., 4.13%, 4/1/29, Callable 4/1/24 @ 102.06(a) ............... 2,500 2,098
H-Food Holdings LLC/Hearthside Finance Co., Inc., 8.50%, 6/1/26, Callable 11/20/23 @
100(a) ........................................................... 2,000 444
NBM US Holdings, Inc., 6.63%, 8/6/29, Callable 8/6/24 @ 103.31(a) .................. 3,000 2,689
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 4/1/26, Callable 12/8/23 @
103.56(a) ......................................................... 2,500 2,338
Performance Food Group, Inc., 4.25%, 8/1/29, Callable 8/1/24 @ 102.13(a) ............. 2,500 2,119
Post Holdings, Inc.
5.50%, 12/15/29, Callable 12/15/24 @ 102.75(a) ............................ 2,500 2,218
4.63%, 4/15/30, Callable 4/15/25 @ 102.31(a) .............................. 3,000 2,517
Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable 4/1/24 @ 103.13(a) ............... 2,000 1,641
U.S. Foods, Inc., 4.75%, 2/15/29, Callable 2/15/24 @ 102.38(a) ...................... 3,000 2,643
28,840
Energy (2.4%):
Callon Petroleum Co., 7.50%, 6/15/30, Callable 6/15/25 @ 103.75(a)(j) ................ 500 484
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31, Callable 6/15/26 @ 102.75(a) 2,500 2,182
Encino Acquisition Partners Holdings LLC, 8.50%, 5/1/28, Callable 5/1/24 @ 104.25(a) .... 2,000 1,951
Energy Transfer LP, 7.12% (H15T5Y+531bps), Callable 5/15/30 @ 100(b)(h) ........... 1,000 841
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 11/1/28, Callable 12/8/23 @ 103.13(a) .............................. 3,000 2,805
6.25%, 4/15/32, Callable 5/15/27 @ 103.13(a) .............................. 1,000 873
Petroleos Mexicanos, 6.63%, 6/15/35 ......................................... 2,000 1,316
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30, Callable 4/30/25 @ 102.25 ........... 2,000 1,715
Tallgrass Energy Partners LP/Tallgras Energy Finance Corp., 6.00%, 3/1/27, Callable 12/8/23
@ 103(a) ......................................................... 3,000 2,753
Talos Production, Inc., 12.00%, 1/15/26, Callable 11/24/23 @ 106 .................... 1,000 1,039
Venture Global LNG, Inc.
8.38%, 6/1/31, Callable 6/1/26 @ 104.19(a) ................................ 4,000 3,818
9.88%, 2/1/32, Callable 2/1/27 @ 104.94(a) ................................ 3,000 3,043
Vital Energy, Inc.
10.13%, 1/15/28, Callable 12/8/23 @ 107.59 ............................... 125 125
7.75%, 7/31/29, Callable 7/31/24 @ 103.88(a) .............................. 500 451
23,396
Financials (7.5%):
Aretec Escrow Issuer 2, Inc., 10.00%, 8/15/30, Callable 10/15/26 @ 105(a) ............. 3,500 3,539
AssuredPartners, Inc., 5.63%, 1/15/29, Callable 12/15/23 @ 102.81(a) ................. 3,500 2,975
Blackstone Private Credit Fund
2.63%, 12/15/26, Callable 11/15/26 @ 100 ................................. 2,000 1,713
3.25%, 3/15/27, Callable 2/15/27 @ 100 .................................. 3,000 2,585
Capstone Borrower, Inc., 8.00%, 6/15/30, Callable 6/15/26 @ 104(a) .................. 2,500 2,432
CEC Entertainment LLC, 6.75%, 5/1/26, Callable 12/8/23 @ 103.38(a) ................ 866 810
Citizens Bank NA, 4.12% (SOFR+140bps), 5/23/25, Callable 5/23/24 @ 100(b) .......... 794 764
Emerald Debt Merger Sub LLC, 6.63%, 12/15/30, Callable 6/15/26 @ 103.31(a) .......... 3,000 2,856
Ford Motor Credit Co. LLC
4.13%, 8/17/27, Callable 6/17/27 @ 100 .................................. 4,750 4,316
5.11%, 5/3/29, Callable 2/3/29 @ 100 .................................... 5,500 4,987
Gray Escrow II, Inc., 5.38%, 11/15/31, Callable 11/15/26 @ 102.69(a) ................. 14,500 9,093
HUB International Ltd., 5.63%, 12/1/29, Callable 12/1/24 @ 102.81(a) ................ 290 250
Hunt Cos., Inc., 5.25%, 4/15/29, Callable 4/15/24 @ 102.63(a) ...................... 2,928 2,309
LABL, Inc.
6.75%, 7/15/26, Callable 11/20/23 @ 101.69(a) ............................. 1,000 921
10.50%, 7/15/27, Callable 11/20/23 @ 102.63(a) ............................ 3,000 2,608
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29,
Callable 6/15/24 @ 102.38(a) .......................................... 1,000 806
Lehman Brothers Holdings, 5.75%, 4/25/11, MTN ............................... 1,000 1

Victory Portfolios III
Victory High Income Fund
9
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Lehman Brothers Treasury Co. BV, MTN(h)(k) ................................. $ 1,447 $ 3
Level 3 Financing, Inc., 4.25%, 7/1/28, Callable 12/8/23 @ 102.13(a) ................. 3,500 1,977
Lions Gate Capital Holdings LLC, 5.50%, 4/15/29, Callable 4/15/24 @ 102.75(a)(j) ....... 800 525
Medline Borrower LP, 3.88%, 4/1/29, Callable 10/1/24 @ 101.94(a) .................. 4,500 3,798
MetLife, Inc., 10.75%, 8/1/39, Callable 8/1/34 @ 100 ............................. 1,000 1,263
Mobius Merger Sub, Inc., 9.00%, 6/1/30, Callable 6/1/26 @ 104.5(a) .................. 3,500 3,131
NCR Atleos Escrow Corp., 9.50%, 4/1/29, Callable 10/1/26 @ 104.75(a) ............... 3,000 2,940
Neptune Bidco US, Inc., 9.29%, 4/15/29, Callable 10/15/25 @ 104.65(a) ............... 3,500 3,092
NFP Corp.
6.88%, 8/15/28, Callable 12/8/23 @ 103.44(a) .............................. 1,886 1,612
7.50%, 10/1/30, Callable 10/1/25 @ 103.75(a) .............................. 2,500 2,371
OneMain Finance Corp., 7.13%, 3/15/26 ...................................... 2,000 1,944
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%,
5/15/29, Callable 5/15/24 @ 102.44(a) .................................... 2,500 2,097
PRA Group, Inc., 8.38%, 2/1/28, Callable 2/1/25 @ 104.19(a) ....................... 4,083 3,360
Starwood Property Trust, Inc., 4.38%, 1/15/27, Callable 7/15/26 @ 100(a) .............. 1,000 862
Summer BC Bidco B LLC, 5.50%, 10/31/26, Callable 12/8/23 @ 102.75(a) ............. 2,000 1,741
73,681
Health Care (3.6%):
AthenaHealth Group, Inc., 6.50%, 2/15/30, Callable 2/15/25 @ 103.25(a) ............... 2,500 2,038
Bausch & Lomb Escrow Corp., 8.38%, 10/1/28, Callable 10/1/25 @ 104.19(a) ........... 3,000 2,982
Centene Corp., 4.63%, 12/15/29, Callable 12/15/24 @ 102.31 ....................... 4,000 3,574
CHS/Community Health Systems, Inc.
8.00%, 3/15/26, Callable 12/8/23 @ 102(a) ................................ 3,324 3,041
5.25%, 5/15/30, Callable 5/15/25 @ 102.63(a) .............................. 3,000 2,135
DaVita, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88(a) ......................... 1,000 719
Eastern Maine Healthcare Systems, 5.02%, 7/1/36 ............................... 3,000 2,638
Embecta Corp., 6.75%, 2/15/30, Callable 2/15/27 @ 101.69(a) ...................... 1,000 829
Encompass Health Corp., 4.63%, 4/1/31, Callable 4/1/26 @ 102.31 ................... 500 416
Global Medical Response, Inc., 6.50%, 10/1/25, Callable 12/8/23 @ 100(a) ............. 1,000 637
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.13%, 4/30/31, Callable 4/30/26 @
102.56(a) ......................................................... 5,500 4,298
Pediatrix Medical Group, Inc., 5.38%, 2/15/30, Callable 2/15/25 @ 102.69(a)(j) .......... 500 432
Prestige Brands, Inc., 3.75%, 4/1/31, Callable 4/1/26 @ 101.88(a) .................... 3,500 2,784
Select Medical Corp., 6.25%, 8/15/26, Callable 12/8/23 @ 102.08(a) .................. 2,500 2,432
Tenet Healthcare Corp.
6.13%, 10/1/28, Callable 12/8/23 @ 103.06 ................................ 2,000 1,850
6.88%, 11/15/31 .................................................... 500 461
US Acute Care Solutions LLC, 6.38%, 3/1/26, Callable 12/8/23 @ 103.19(a) ............ 5,000 4,272
35,538
Industrials (9.8%):
Allegiant Travel Co., 7.25%, 8/15/27, Callable 8/15/24 @ 103.63(a) ................... 2,500 2,273
American Airlines Pass Through Trust, 3.70%, 10/15/25 ........................... 1,264 1,167
American Airlines, Inc., 7.25%, 2/15/28, Callable 2/15/25 @ 103.63(a) ................ 500 466
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(a) ................ 14,650 13,214
BlueLinx Holdings, Inc., 6.00%, 11/15/29, Callable 11/15/24 @ 103(a) ................ 1,000 844
Builders FirstSource, Inc., 4.25%, 2/1/32, Callable 8/1/26 @ 102.13(a) ................. 1,100 876
BWX Technologies, Inc., 4.13%, 4/15/29, Callable 4/15/24 @ 102.06(a) ............... 1,000 864
CDI Escrow Issuer, Inc., 5.75%, 4/1/30, Callable 4/1/25 @ 102.88(a) .................. 3,000 2,685
Gates Global LLC/Gates Corp., 6.25%, 1/15/26, Callable 12/8/23 @ 101.56(a)(j) ......... 2,300 2,248
Griffon Corp., 5.75%, 3/1/28, Callable 12/8/23 @ 102.88 .......................... 1,500 1,355
H&E Equipment Services, Inc., 3.88%, 12/15/28, Callable 12/15/23 @ 101.94(a) ......... 2,000 1,695
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26,
Callable 1/20/24 @ 102.88(a) .......................................... 3,500 2,585
Howmet Aerospace, Inc., 5.95%, 2/1/37 ....................................... 1,000 915
JB Poindexter & Co., Inc., 7.13%, 4/15/26, Callable 12/8/23 @ 101.78(a) ............... 7,000 6,671
NES Fircroft Bondco A/S, 11.75%, 9/29/26, Callable 9/29/24 @ 105.88(a) .............. 5,000 5,154
Rand Parent LLC, 8.50%, 2/15/30, Callable 2/15/26 @ 104.25(a)(j) ................... 5,000 4,556
Regal Rexnord Corp., 6.40%, 4/15/33, Callable 1/15/33 @ 100(a) .................... 2,686 2,468
Ritchie Bros Holdings, Inc., 7.75%, 3/15/31, Callable 3/15/26 @ 103.88(a) .............. 2,000 2,010
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29, Callable 10/15/24 @ 102.19(a) ...... 1,000 849

Victory Portfolios III
Victory High Income Fund
10
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Spirit AeroSystems, Inc.
7.50%, 4/15/25, Callable 12/8/23 @ 101.88(a) .............................. $ 5,000 $ 4,987
9.38%, 11/30/29, Callable 11/30/25 @ 104.69(a) ............................ 1,500 1,541
Spirit Airlines Pass Through Trust, 4.10%, 4/1/28 ................................ 1,690 1,504
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.00%, 9/20/25, Callable 11/20/23 @ 104(a) ................................ 2,206 1,628
8.00%, 9/20/25, Callable 11/20/23 @ 104(a) ................................ 2,500 1,851
Standard Industries, Inc.
4.38%, 7/15/30, Callable 7/15/25 @ 102.19(a) .............................. 3,000 2,454
3.38%, 1/15/31, Callable 7/15/25 @ 101.69(a) .............................. 5,000 3,782
The ADT Security Corp.
4.13%, 8/1/29, Callable 8/1/28 @ 100(a) .................................. 2,000 1,716
4.88%, 7/15/32(a) .................................................. 2,000 1,672
The Hertz Corp., 5.00%, 12/1/29, Callable 12/1/24 @ 102.5(a) ...................... 3,500 2,516
TransDigm, Inc.
5.50%, 11/15/27, Callable 12/8/23 @ 101.38 ............................... 2,000 1,864
6.75%, 8/15/28, Callable 2/15/25 @ 103.38(a) .............................. 1,000 972
4.88%, 5/1/29, Callable 5/1/24 @ 102.44 .................................. 1,500 1,302
TriNet Group, Inc., 7.13%, 8/15/31, Callable 8/15/26 @ 103.56(a) .................... 1,000 969
U.S. Airways Pass Through Trust, 3.95%, 11/15/25 ............................... 1,757 1,647
United Airlines Pass Through Trust, 4.88%, 1/15/26 .............................. 17 16
United Rentals North America, Inc., 4.00%, 7/15/30, Callable 7/15/25 @ 102 ............ 1,500 1,261
Waste Pro USA, Inc., 5.50%, 2/15/26, Callable 12/8/23 @ 101.38(a) .................. 2,000 1,842
Werner FinCo, LP/Werner FinCo, Inc., 11.50%, 6/15/28, Callable 6/15/25 @ 108.63(a)(j) ... 3,000 3,028
WESCO Distribution, Inc., 7.25%, 6/15/28, Callable 12/8/23 @ 103.63(a) .............. 1,000 995
XPO Escrow Sub LLC, 7.50%, 11/15/27, Callable 11/15/24 @ 103.75(a) ............... 1,250 1,248
XPO, Inc., 7.13%, 6/1/31, Callable 6/1/26 @ 103.56(a) ............................ 5,000 4,871
96,561
Information Technology (3.3%):
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 6/15/29, Callable
6/15/25 @ 104(a) ................................................... 1,000 992
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29, Callable 6/15/25 @ 103.63(a) ...... 4,000 3,839
Cloud Software Group, Inc.
6.50%, 3/31/29, Callable 9/30/25 @ 103.25(a) .............................. 1,000 878
9.00%, 9/30/29, Callable 9/30/25 @ 104.5(a) ............................... 1,250 1,066
CommScope Technologies LLC, 6.00%, 6/15/25, Callable 11/20/23 @ 100(a) ............ 1,000 603
EquipmentShare.com, Inc., 9.00%, 5/15/28, Callable 5/15/25 @ 106.75(a) .............. 7,000 6,623
Gen Digital, Inc., 7.13%, 9/30/30, Callable 9/30/25 @ 103.56(a)(j) ................... 2,000 1,947
NCR Corp., 5.13%, 4/15/29, Callable 4/15/24 @ 102.56(a) ......................... 1,500 1,290
Open Text Holdings, Inc., 4.13%, 12/1/31, Callable 12/1/26 @ 102.06(a) ............... 3,500 2,756
Rocket Software, Inc., 6.50%, 2/15/29, Callable 2/15/24 @ 103.25(a) .................. 1,000 814
Sabre GLBL, Inc., 11.25%, 12/15/27, Callable 6/15/25 @ 105.63(a)(j) ................. 2,000 1,780
Seagate HDD Cayman
8.50%, 7/15/31, Callable 7/15/26 @ 104.25(a) .............................. 2,000 2,037
9.63%, 12/1/32, Callable 12/1/27 @ 104.81(a) .............................. 4,590 4,906
Western Digital Corp., 3.10%, 2/1/32, Callable 11/1/31 @ 100 ....................... 3,500 2,466
31,997
Materials (2.4%):
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%,
9/1/29, Callable 5/15/24 @ 102(a) ....................................... 1,000 750
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27, Callable 12/8/23
@ 101.31(a) ...................................................... 1,750 1,273
Axalta Coating Systems LLC, 3.38%, 2/15/29, Callable 2/15/24 @ 101.69(a) ............ 2,000 1,648
Knife River Holding Co., 7.75%, 5/1/31, Callable 5/1/26 @ 103.88(a) ................. 4,000 3,986
LABL, Inc., 9.50%, 11/1/28, Callable 11/1/25 @ 104.75(a) ......................... 750 730
Louisiana-Pacific Corp., 3.63%, 3/15/29, Callable 3/15/24 @ 101.81(a) ................ 1,000 830
Mauser Packaging Solutions Holding Co., 7.88%, 8/15/26, Callable 8/15/24 @ 103.94(a) ... 500 468
Novelis Corp., 4.75%, 1/30/30, Callable 1/30/25 @ 102.38(a) ....................... 1,500 1,277
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/28,
Callable 10/15/24 @ 102.19(a) ......................................... 2,000 1,709
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27,
Callable 12/8/23 @ 102(a) ............................................ 1,000 880

Victory Portfolios III
Victory High Income Fund
11
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Sasol Financing USA LLC, 8.75%, 5/3/29, Callable 3/3/29 @ 100(a) .................. $ 1,500 $ 1,426
SCIH Salt Holdings, Inc., 4.88%, 5/1/28, Callable 5/1/24 @ 102.44(a) ................. 2,000 1,740
The Chemours Co.
5.75%, 11/15/28, Callable 11/20/23 @ 102.88(a) ............................ 2,000 1,692
4.63%, 11/15/29, Callable 11/15/24 @ 102.31(a) ............................ 3,000 2,320
Tronox, Inc., 4.63%, 3/15/29, Callable 3/15/24 @ 102.31(a) ........................ 1,100 864
United States Steel Corp., 6.88%, 3/1/29, Callable 3/1/24 @ 103.44(j) ................. 903 880
Windsor Holdings III LLC, 8.50%, 6/15/30, Callable 6/15/26 @ 104.25(a) .............. 1,000 980
23,453
Real Estate (2.0%):
Cushman & Wakefield US Borrower LLC, 8.88%, 9/1/31, Callable 9/1/26 @ 104.44(a) ..... 2,000 1,897
Kilroy Realty LP, 2.65%, 11/15/33, Callable 8/15/33 @ 100 ........................ 625 408
LCM Investments Holdings II LLC, 8.25%, 8/1/31, Callable 8/1/26 @ 104.13(a) ......... 1,000 956
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.63%, 3/15/30, Callable 3/15/25
@ 102.31(a)(j) ..................................................... 2,500 2,017
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 2/15/29, Callable 2/15/24 @ 102.25(a) 4,000 3,406
SBA Tower Trust, 6.60%, 1/15/28, Callable 1/15/27 @ 100(a) ....................... 1,053 1,051
Service Properties Trust, 4.38%, 2/15/30, Callable 8/15/29 @ 100 .................... 4,000 2,755
The Howard Hughes Corp., 4.38%, 2/1/31, Callable 2/1/26 @ 102.19(a) ................ 4,261 3,274
TK Elevator US Newco, Inc., 5.25%, 7/15/27, Callable 12/8/23 @ 102.63(a) ............ 2,000 1,821
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102.06(a) .... 2,676 2,206
19,791
Utilities (0.8%):
Alliant Holdings Intermediate LLC/Alliant Holdings Co., 6.75%, 4/15/28, Callable 4/15/25 @
103.38(a) ......................................................... 1,000 951
Calpine Corp., 4.63%, 2/1/29, Callable 2/1/24 @ 102.31(a) ......................... 7,000 5,903
NRG Energy, Inc., 3.63%, 2/15/31, Callable 2/15/26 @ 101.81(a) .................... 500 377
Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable 11/20/23 @ 101.25(a) ............. 500 459
7,690
Total Corporate Bonds (Cost $639,059)
a
a
a
582,792
Yankee Dollars (15.9%)
Communication Services (2.7%):
Altice France Holding SA, 6.00%, 2/15/28, Callable 12/8/23 @ 103(a) ................. 11,000 4,819
Altice France SA
8.13%, 2/1/27, Callable 11/20/23 @ 102.03(a) .............................. 3,000 2,535
5.50%, 10/15/29, Callable 10/15/24 @ 102.75(a) ............................ 11,500 7,936
LCPR Senior Secured Financing DAC, 5.13%, 7/15/29, Callable 7/15/24 @ 102.56(a) ..... 2,000 1,571
Telecom Italia Capital SA, 7.20%, 7/18/36 ..................................... 3,000 2,608
Videotron Ltd., 3.63%, 6/15/29, Callable 6/15/24 @ 101.81(a)(j) ..................... 2,500 2,109
Virgin Media Finance PLC, 5.00%, 7/15/30, Callable 7/15/25 @ 102.5(a) ............... 7,000 5,504
27,082
Consumer Discretionary (2.3%):
IHO Verwaltungs GmbH, 6.38%, 5/15/29, Callable 5/15/24 @ 103.19(a)(l) .............. 3,024 2,657
International Game Technology PLC, 6.25%, 1/15/27, Callable 7/15/26 @ 100(a) ......... 2,000 1,949
Mattamy Group Corp., 4.63%, 3/1/30, Callable 3/1/25 @ 102.31(a) ................... 500 409
Melco Resorts Finance Ltd., 5.38%, 12/4/29, Callable 12/4/24 @ 102.69(a) ............. 3,000 2,384
NCL Corp. Ltd., 7.75%, 2/15/29, Callable 11/15/28 @ 100(a) ....................... 11,000 9,599
Viking Cruises Ltd., 9.13%, 7/15/31, Callable 7/15/26 @ 104.56(a) ................... 6,000 5,894
22,892
Energy (1.3%):
Baytex Energy Corp., 8.50%, 4/30/30, Callable 4/30/26 @ 104.25(a) .................. 500 496
Harbour Energy PLC, 5.50%, 10/15/26, Callable 12/8/23 @ 102.75(a) ................. 2,000 1,862
Ithaca Energy North Sea PLC, 9.00%, 7/15/26, Callable 12/8/23 @ 104.5(a) ............. 2,000 1,923
Northriver Midstream Finance LP, 5.63%, 2/15/26, Callable 12/8/23 @ 101.41(a) ......... 2,000 1,898
Petrobras Global Finance BV, 5.50%, 6/10/51, Callable 12/10/50 @ 100 ................ 2,000 1,492
Petroleos Mexicanos, 6.84%, 1/23/30, Callable 10/23/29 @ 100 ...................... 3,000 2,326
Tullow Oil PLC, 10.25%, 5/15/26, Callable 11/17/23 @ 105.13 ...................... 1,800 1,548

Victory Portfolios III
Victory High Income Fund
12
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Var Energi ASA, 8.00%, 11/15/32, Callable 8/15/32 @ 100(a) ....................... $ 1,000 $ 1,029
12,574
Financials (4.1%):
1375209 BC Ltd., 9.00%, 1/30/28, Callable 11/20/23 @ 101(a) ...................... 11,000 10,672
Altice Financing SA
5.00%, 1/15/28, Callable 12/8/23 @ 102.5(a) ............................... 4,000 3,260
5.75%, 8/15/29, Callable 8/15/24 @ 102.88(a) .............................. 7,000 5,406
Deutsche Bank AG
4.87% (USISDA05+255bps), 12/1/32, Callable 12/1/27 @ 100(b) ................ 3,000 2,522
3.74% (SOFR+226bps), 1/7/33, Callable 10/7/31 @ 100(b) ..................... 4,850 3,401
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/30, Callable 3/15/26 @ 104.25(a) .............................. 2,750 2,707
10.50%, 12/15/30, Callable 12/15/25 @ 105.25(a) ........................... 3,000 3,000
Macquarie Airfinance Holdings Ltd., 8.13%, 3/30/29, Callable 9/30/25 @ 104.06(a) ....... 500 493
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100(a)(b) ...... 2,000 1,454
UniCredit SpA, 5.86% (USISDA05+370bps), 6/19/32, Callable 6/19/27 @ 100(a)(b) ...... 5,000 4,510
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28, Callable 12/8/23 @ 102.5(a) 2,000 1,701
Vmed O2 UK Financing I PLC, 4.25%, 1/31/31, Callable 1/31/26 @ 102.13(a) ........... 2,000 1,577
40,703
Health Care (0.3%):
Bausch Health Cos., Inc., 4.88%, 6/1/28, Callable 6/1/24 @ 102.44(a) ................. 5,000 2,483
Teva Pharmaceutical Finance Netherlands III BV, 8.13%, 9/15/31, Callable 6/15/31 @ 100 .. 400 396
2,879
Industrials (2.9%):
Air Canada Pass Through Trust, 4.13%, 5/15/25(a) ............................... 4,348 4,092
ATS Corp., 4.13%, 12/15/28, Callable 12/15/23 @ 102.06(a) ........................ 1,000 858
Bombardier, Inc., 7.50%, 2/1/29, Callable 2/1/26 @ 103.75(a)(j) ..................... 5,500 5,094
Cimpress PLC, 7.00%, 6/15/26, Callable 11/23/23 @ 101.75 ........................ 1,000 925
Latam Airlines Group SA
13.38%, 10/15/27, Callable 10/15/24 @ 110.03(a) ........................... 3,000 3,205
13.38%, 10/15/29, Callable 10/15/25 @ 110.03(a) ........................... 2,000 2,145
Rolls-Royce PLC, 5.75%, 10/15/27, Callable 7/15/27 @ 100(a) ...................... 1,967 1,865
Seaspan Corp., 5.50%, 8/1/29, Callable 8/1/24 @ 102.75(a) ......................... 1,500 1,155
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 9.50%, 6/1/28, Callable 6/1/25
@ 104.75(a) ...................................................... 11,800 9,036
28,375
Materials (1.9%):
Alcoa Nederland Holding BV, 6.13%, 5/15/28, Callable 12/8/23 @ 103.06(a) ............ 1,300 1,246
ARD Finance SA, 6.50%, 6/30/27, Callable 12/8/23 @ 101.63(a)(m) .................. 2,000 1,166
Eldorado Gold Corp., 6.25%, 9/1/29, Callable 9/1/24 @ 103.13(a) .................... 2,000 1,716
Endeavour Mining PLC, 5.00%, 10/14/26, Callable 12/8/23 @ 102.5(a) ................ 5,320 4,674
First Quantum Minerals Ltd., 8.63%, 6/1/31, Callable 6/1/26 @ 104.31(a) .............. 1,000 845
Infrabuild Australia Pty Ltd., 12.00%, 10/1/24, Callable 11/15/23 @ 100(a) ............. 2,000 1,971
Methanex Corp., 5.25%, 12/15/29, Callable 9/15/29 @ 100(j) ....................... 3,931 3,482
Mineral Resources Ltd., 9.25%, 10/1/28, Callable 10/1/25 @ 104.63(a) ................ 2,000 1,997
NOVA Chemicals Corp., 4.25%, 5/15/29, Callable 5/15/24 @ 102.13(a) ................ 500 371
Trivium Packaging Finance BV, 8.50%, 8/15/27, Callable 11/20/23 @ 102.13(a) .......... 1,000 835
18,303
Real Estate (0.1%):
TK Elevator Holdco GmbH, 7.63%, 7/15/28, Callable 12/8/23 @ 103.81(a)(j) ............ 1,000 910
Sovereign Bond (0.1%):
Bahamas Government International Bond, 6.00%, 11/21/28, Callable 8/21/28 @ 100(a) ..... 1,500 1,234
Utilities (0.2%):
Empresa Electrica Cochrane SpA, 5.50%, 5/14/27(a) ............................. 1,802 1,671
Total Yankee Dollars (Cost $171,954)
a
a
a
156,623

Victory Portfolios III
Victory High Income Fund
13
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Commercial Paper (8.4%)
Consumer Discretionary (1.0%):
AutoNation, Inc.
5.91%, 11/2/23(a)(n) ................................................ $ 7,000 $ 6,999
5.96%, 11/14/23(a)(n) ................................................ 2,500 2,494
9,493
Energy (2.6%):
Marathon Oil Corp., 5.43%, 11/6/23(a)(n) ..................................... 9,000 8,992
Ovintiv, Inc.
6.12%, 11/17/23(n) .................................................. 500 499
6.15%, 11/20/23(n) .................................................. 7,000 6,977
Plains All Amer Pipeline, 5.42%, 11/2/23(a)(n) .................................. 800 800
Targa Resources Corp.
5.19%, 11/13/23(a)(n) ................................................ 1,700 1,697
5.21%, 11/17/23(a)(n) ................................................ 2,700 2,693
5.23%, 11/20/23(a)(n) ................................................ 3,000 2,991
5.27%, 11/27/23(a)(n) ................................................ 850 847
25,496
Financials (0.7%):
Syngenta Wilmington, 5.86%, 11/7/23(a)(n) .................................... 7,000 6,992
Industrials (1.9%):
Global Payments, Inc.
5.91%, 11/1/23(n) .................................................. 6,000 5,999
5.91%, 11/6/23(n) .................................................. 3,600 3,596
Quanta Services, Inc., 5.76%, 11/8/23(a)(n) .................................... 9,000 8,989
18,584
Information Technology (1.0%):
Jabil, Inc., 6.08%, 11/1/23(a)(n) ............................................. 9,600 9,598
Materials (1.0%):
Albemarle Corp.
5.71%, 11/1/23(a)(n) ................................................ 5,000 4,999
5.72%, 11/3/23(a)(n) ................................................ 4,600 4,598
9,597
Real Estate (0.2%):
Crown Castle, Inc.
5.71%, 11/2/23(a)(n) ................................................ 1,161 1,161
5.91%, 11/7/23(a)(n) ................................................ 1,250 1,248
2,409
Total Commercial Paper (Cost $82,175)
a
a
a
82,169
Shares
Exchange-Traded Funds (0.5%)
iShares BB Rated Corporate Bond ETF ....................................... 10,000 434
iShares iBoxx High Yield Corporate Bond ETF(j) ................................ 599 44
SPDR Bloomberg High Yield Bond ETF(j) .................................... 40,315 3,585
SPDR Portfolio High Yield Bond ETF ........................................ 20,000 441
Total Exchange-Traded Funds (Cost $4,654)
a
a
a
4,504

Victory Portfolios III
Victory High Income Fund
14
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Collateral for Securities Loaned (3.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.26%(o) ........ 7,807,019 $ 7,807
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.29%(o) ............ 7,807,019 7,807
Invesco Government & Agency Portfolio, Institutional Shares, 5.28%(o) ............... 7,807,019 7,807
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.25%(o) . 7,807,019 7,807
Total Collateral for Securities Loaned (Cost $31,228)
a
a
a
31,228
Total Investments (Cost $1,090,690) — 102.6% 1,009,345
Liabilities in excess of other assets — (2.6)% (26,038)
NET ASSETS - 100.00% $ 983,307
At October 31, 2023, the Fund's investments in foreign securities were 21.2% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of October 31, 2023, the fair value of these securities was
$784,312 (thousands) and amounted to 79.8% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of October 31, 2023.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at October 31, 2023.
(d) Amount represents less than 0.05% of net assets.
(e) Non-income producing security.
(f) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.2% of net assets as of October 31, 2023. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(g) Rounds to less than $1 thousand.
(h) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(i) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(j) All or a portion of this security is on loan.
(k) Zero-coupon bond.
(l) Up to 7.13% of the coupon may be PIK.
(m) Up to 7.25% of the coupon may be PIK.
(n) Rate represents the effective yield at October 31, 2023.
(o) Rate disclosed is the daily yield on October 31, 2023.
ABS
—
Asset-Backed Securities
ADR
—
American Depositary Receipt
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
ETF
—
Exchange-Traded Fund
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of October 31, 2023.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of October 31, 2023.
SOFR03M
—
3 Month SOFR, rate disclosed as of October 31, 2023.
SOFR06M
—
6 Month SOFR, rate disclosed as of October 31, 2023.
TSFR1M
—
1 month Term SOFR, rate disclosed as of October 31, 2023.
TSFR3M
—
3 month Term SOFR, rate disclosed as of October 31, 2023.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of October 31, 2023, based on the last reset date of the security.
USISDA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of October 31, 2023.

Statement of Assets and Liabilities
October 31, 2023
15
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory High
Income Fund
Assets:
Investments, at value (Cost $1,090,690) $ 1,009,345(a)
Cash 1,792
Deposit with broker for futures contracts 95
Receivables:
Interest and dividends 16,389
Capital shares issued 117
Investments sold 10,793
From Adviser 24
Prepaid expenses 17
Total Assets 1,038,572
Liabilities:
Payables:
Collateral received on loaned securities 31,228
Investments purchased 22,975
Capital shares redeemed 320
Accrued expenses and other payables:
Investment advisory fees 421
Administration fees 115
Custodian fees 22
Transfer agent fees 108
Compliance fees 1
Trustees' fees —(b)
12b-1 fees —(b)
Other accrued expenses 75
Total Liabilities 55,265
Commitments and contingencies (Note 5 )
Net Assets:
Capital 1,305,742
Total accumulated earnings/(loss) (322,435)
Net Assets $ 983,307
Net Assets
Fund Shares $ 718,086
Institutional Shares 262,257
Class A 1,982
Class R6 982
Total $ 983,307
Shares (unlimited number of shares authorized with no par value):
Fund Shares 110,523
Institutional Shares 40,422
Class A 304
Class R6 151
Total 151,400
Net asset value, offering and redemption price per share:(c)
Fund Shares $ 6.50
Institutional Shares 6.49
Class A 6.52
Class R6 6.50
Maximum Sales Charge — Class A 2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 6.67
(a) Includes $30,030 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended October 31, 2023
16
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory High
Income Fund
Investment Income:
Dividends $ 1,250
Interest 40,684
Securities lending (net of fees) 313
Total Income 42,247
Expenses:
Investment advisory fees 2,432
Administration fees — Fund Shares 558
Administration fees — Institutional Shares 134
Administration fees — Class A 2
Administration fees — Class R6 —(a)
Sub-Administration fees 12
12b-1 fees — Class A 3
Custodian fees 76
Transfer agent fees — Fund Shares 479
Transfer agent fees — Institutional Shares 134
Transfer agent fees — Class A 1
Transfer agent fees — Class R6 —(a)
Trustees' fees 24
Compliance fees 5
Legal and audit fees 41
State registration and filing fees 39
Interfund lending fees —(a)
Other expenses 78
Recoupment of prior expenses waived/reimbursed by Adviser 3
Total Expenses 4,021
Expenses waived/reimbursed by Adviser (60)
Net Expenses 3,961
Net Investment Income (Loss) 38,286
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions (18,823)
Net change in unrealized appreciation/depreciation on investment securities (14,479)
Net realized/unrealized gains (losses) on investments (33,302)
Change in net assets resulting from operations $ 4,984
(a) Rounds to less than $1 thousand.

17
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory High Income Fund
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 38,286 $ 49,923 $ 63,520
Net realized gains (losses) (18,823) (43,918) 34,234
Net change in unrealized appreciation/depreciation (14,479) 12,407 (198,527)
Change in net assets resulting from operations 4,984 18,412 (100,773)
Distributions to Shareholders:
Fund Shares (26,859) (36,709) (44,394)
Institutional Shares (9,818) (13,212) (20,502)
Class A (76) (103) (118)
Class R6 (32) (38) (26)
Change in net assets resulting from distributions to shareholders (36,785) (50,062) (65,040)
Change in net assets resulting from capital transactions (237) (56,164) (498,274)
Change in net assets (32,038) (87,814) (664,087)
Net Assets:
Beginning of period 1,015,345 1,103,159 1,767,246
End of period $ 983,307 $ 1,015,345 $ 1,103,159
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.

18
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory High Income Fund
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 26,362 $ 45,867 $ 64,024
Distributions reinvested 24,609 33,764 41,155
Cost of shares redeemed (57,372) (91,030) (168,670)
Total Fund Shares $ (6,401) $ (11,399) $ (63,491)
Institutional Shares
Proceeds from shares issued $ 1,947 $ 3,736 $ 22,776
Distributions reinvested 9,807 13,193 20,474
Cost of shares redeemed (5,728) (61,707) (478,339)
Total Institutional Shares $ 6,026 $ (44,778) $ (435,089)
Class A
Proceeds from shares issued $ 170 $ 10 $ 122
Distributions reinvested 70 92 101
Cost of shares redeemed (341) (114) (264)
Total Class A $ (101) $ (12) $ (41)
Class R6
Proceeds from shares issued $ 501 $ 269 $ 850
Distributions reinvested 32 38 26
Cost of shares redeemed (294) (282) (529)
Total Class R6 $ 239 $ 25 $ 347
Change in net assets resulting from capital transactions $ (237) $ (56,164) $ (498,274)
Share Transactions:
Fund Shares
Issued 3,950 6,880 8,498
Reinvested 3,703 5,072 5,550
Redeemed (8,601) (13,647) (22,457)
Total Fund Shares (948) (1,695) (8,409)
Institutional Shares
Issued 291 559 3,067
Reinvested 1,478 1,983 2,747
Redeemed (860) (9,081) (61,041)
Total Institutional Shares 909 (6,539) (55,227)
Class A
Issued 24 1 16
Reinvested 11 14 14
Redeemed (51) (16) (35)
Total Class A (16) (1) (5)
Class R6
Issued 75 40 122
Reinvested 5 6 4
Redeemed (44) (41) (74)
Total Class R6 36 5 52
Change in Shares (19) (8,230) (63,589)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
19
See notes to financial statements.
Victory High Income Fund
Fund Shares
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $6.71 $6.91 $7.92 $7.44 $7.91 $8.01
Investment Activities:
Net investment income (loss) 0.25(b) 0.33(b) 0.37(b) 0.39(b) 0.44(b) 0.47
Net realized and unrealized gains (losses) (0.22) (0.20) (1.00) 0.47 (0.47) (0.10)
Total from Investment Activities 0.03 0.13 (0.63) 0.86 (0.03) 0.37
Distributions to Shareholders from:
Net investment income (0.24) (0.33) (0.38) (0.38) (0.44) (0.47)
Total Distributions (0.24) (0.33) (0.38) (0.38) (0.44) (0.47)
Redemption Fees Added to Beneficial Interests — — — — — —(c)
Net Asset Value, End of Period $6.50 $6.71 $6.91 $7.92 $7.44 $7.91
Total Return(d)(e) 0.48% 2.00% (8.17)% 11.84% (0.27)% 4.85%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.81% 0.78% 0.75% 0.75% 0.81% 0.85%
Net Investment Income (Loss)(f) 7.53% 6.53% 4.93% 5.01% 5.82% 5.93%
Gross Expenses(f)(i) 0.81% 0.79% 0.75% 0.75% 0.81% 0.85%
Supplemental Data:
Net Assets at end of period (000's) $718,086 $747,751 $782,254 $962,971 $1,027,510 $1,212,711
Portfolio Turnover(d)(j) 32% 60% 35% 30% 48% 31%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
20
See notes to financial statements.
Victory High Income Fund
Institutional Shares
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $6.70 $6.90 $7.91 $7.43 $7.90 $8.00
Investment Activities:
Net investment income (loss) 0.26(b) 0.33(b) 0.38(b) 0.39(b) 0.44(b) 0.47
Net realized and unrealized gains (losses) (0.22) (0.19) (1.00) 0.48 (0.47) (0.09)
Total from Investment Activities 0.04 0.14 (0.62) 0.87 (0.03) 0.38
Distributions to Shareholders from:
Net investment income (0.25) (0.34) (0.39) (0.39) (0.44) (0.48)
Total Distributions (0.25) (0.34) (0.39) (0.39) (0.44) (0.48)
Redemption Fees Added to Beneficial Interests — — — — — —(c)
Net Asset Value, End of Period $6.49 $6.70 $6.90 $7.91 $7.43 $7.90
Total Return(d)(e) 0.52% 2.11% (8.08)% 11.93% (0.19)% 4.94%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.72% 0.64% 0.64% 0.67% 0.72% 0.78%
Net Investment Income (Loss)(f) 7.62% 6.65% 5.00% 5.08% 5.91% 6.00%
Gross Expenses(f)(i) 0.74% 0.66% 0.65% 0.68% 0.73% 0.78%
Supplemental Data:
Net Assets at end of period (000's) $262,257 $264,669 $317,913 $801,226 $798,688 $913,599
Portfolio Turnover(d)(j) 32% 60% 35% 30% 48% 31%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

21
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory High Income Fund
Class A
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $6.73 $6.93 $7.94 $7.46 $7.93 $8.03
Investment Activities:
Net investment income (loss) 0.25(b) 0.32(b) 0.36(b) 0.38(b) 0.43(b) 0.46
Net realized and unrealized gains (losses) (0.22) (0.20) (1.00) 0.47 (0.48) (0.10)
Total from Investment Activities 0.03 0.12 (0.64) 0.85 (0.05) 0.36
Distributions to Shareholders from:
Net investment income (0.24) (0.32) (0.37) (0.37) (0.42) (0.46)
Total Distributions (0.24) (0.32) (0.37) (0.37) (0.42) (0.46)
Redemption Fees Added to Beneficial Interests — — — — — —(c)
Net Asset Value, End of Period $6.52 $6.73 $6.93 $7.94 $7.46 $7.93
Total Return (excludes sales charge)(d)(e) 0.40% 1.91% (8.22)% 11.58% (0.44)% 4.69%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.95% 0.90% 0.83% 0.92% 0.98% 1.00%
Net Investment Income (Loss)(f) 7.38% 6.41% 4.85% 4.89% 5.63% 5.78%
Gross Expenses(f)(i) 1.90% 1.81% 1.58% 1.37% 1.09% 1.21%
Supplemental Data:
Net Assets at end of period (000's) $1,982 $2,151 $2,229 $2,586 $7,184 $10,021
Portfolio Turnover(d)(j) 32% 60% 35% 30% 48% 31%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
22
See notes to financial statements.
Victory High Income Fund
Class R6
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $6.71 $6.91 $7.92 $7.43 $7.90 $8.01
Investment Activities:
Net investment income (loss) 0.26(b) 0.34(b) 0.41(b) 0.40(b) 0.45(b) 0.48
Net realized and unrealized gains (losses) (0.22) (0.20) (1.00) 0.49 (0.47) (0.10)
Total from Investment Activities 0.04 0.14 (0.59) 0.89 (0.02) 0.38
Distributions to Shareholders from:
Net investment income (0.25) (0.34) (0.42) (0.40) (0.45) (0.49)
Total Distributions (0.25) (0.34) (0.42) (0.40) (0.45) (0.49)
Net Asset Value, End of Period $6.50 $6.71 $6.91 $7.92 $7.43 $7.90
Total Return(c)(d) 0.53% 2.19% (7.65)% 12.25% (0.12)% 4.95%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.69% 0.56% 0.22% 0.58% 0.64% 0.65%
Net Investment Income (Loss)(e) 7.67% 6.75% 5.51% 5.25% 5.98% 6.13%
Gross Expenses(e)(h) 3.11% 3.06% 4.07% 0.92% 0.82% 0.96%
Supplemental Data:
Net Assets at end of period (000's) $982 $774 $763 $463 $5,323 $5,214
Portfolio Turnover(c)(i) 32% 60% 35% 30% 48% 31%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
October 31, 2023
Victory Portfolios III
23
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the "Fund"):
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the
Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory High Income Fund High Income Fund Fund Shares, Institutional Shares,
Class A, and Class R6

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
24
(Unaudited)
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of October 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of October 31, 2023, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage
Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the
Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie
Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Leveraged Loans:
The Fund may invest in leveraged loans, a type of bank loan. Leveraged loans are adjustable-rate bank loans made to companies rated below investment grade. The interest rates on leveraged loans are reset periodically based upon the fluctuations of a base interest rate such as the
Level 1 Level 2 Level 3 Total
High Income Fund
Asset-Backed Securities ......................................... $ — $ 37,247 $ — $ 37,247
Collateralized Loan Obligations ................................... — 30,900 — 30,900
Collateralized Mortgage Obligations ................................ — 6,419 — 6,419
Common Stocks ............................................... 1,619 — 1,778 3,397
Preferred Stocks ............................................... 14,566 — — 14,566
Senior Secured Loans ........................................... — 59,494 6 59,500
Corporate Bonds .............................................. — 582,792 — 582,792
Yankee Dollars ............................................... — 156,623 — 156,623
Commercial Paper ............................................. — 82,169 — 82,169
Exchange-Traded Funds ......................................... 4,504 — — 4,504
Collateral for Securities Loaned ................................... 31,228 — — 31,228
Total ....................................................... $ 51,917 $ 955,644 $ 1,784 $ 1,009,345

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
25
(Unaudited)
Secured Overnight Financing Rate (“SOFR”) and a “spread” above that base interest rate that represents a risk premium to the lending banks and/or other participating investors. Many bank loans bear an adjustable rate of interest; however, leveraged loans provide for a greater “spread”
over the base interest rate than other bank loans because they are considered to represent a greater credit risk. Because they are perceived to represent a greater credit risk, leveraged loans possess certain attributes that are similar to high-yield securities. However, because they are often secured by collateral of the borrower, leveraged loans possess certain attributes that are similar to other bank loans.
Below-Investment-Grade Securities:
The Fund invests in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts.
The Fund did not hold futures contracts as of October 31, 2023.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.
The Fund may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statement of Operations.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
26
(Unaudited)
lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of October 31, 2023.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the six months ended October 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended October 31, 2023, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds, including funds offered by VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’
annual and semi-annual reports may be viewed at vcm.com. As of October 31, 2023, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
High Income Fund ................................................ $ 30,030 $ — $ 31,228
Excluding U.S. Government
Securities
Purchases Sales
High Income Fund ......................................................................... $ 290,751 $ 320,593

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
27
(Unaudited)
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the six months ended October 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper High Yield Bond Funds Index. The Lipper High Yield Bond Funds Index tracks the total return performance of the largest funds within the Lipper High Yield Bond Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class’ annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper High Yield Bond Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended October 31, 2023, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
October 31, 2023, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, 0.15%, and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, Class A, and Class R6, respectively. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Administration fees.
Affiliated Victory Portfolios III Funds
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.0
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.8
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.7
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.0
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.0
Over/Under
Performance
Relative to Index
Annual Adjustment
Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
High Income Fund Fund Shares
Institutional
Shares Class A Class R6
in thousands $ (88) $ (17) $ — (a) $ —(b )
as annual % rate (0.02)% (0.01)% (0.05)% 0.04%
(a) Rounds to less than $(1) thousand.
(b) Rounds to less than $1 thousand.

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
28
(Unaudited)
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares, Class A, and Class R6 are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, 0.10%, and 0.01%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended
October 31, 2023, are reflected on the Statement of Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended October 31, 2023, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended October 31, 2023, the Distributor did not receive any commissions.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
October 31, 2023, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the
Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of October 31, 2023, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at October 31, 2023. For the six months ended October 31, 2023, recoupment in the amount of $3 thousand was paid to the Adviser.
As of October 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands).
In effect until August 31, 2024
Fund Shares Institutional Shares Class A Class R6
High Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.83% 0.73% 1.00% 0.65%

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
29
(Unaudited)
* Amount expires by July 31, 2024.
** Amount expires by July 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended October 31, 2023.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Debt Securities Risk  — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.
Credit Risk — The fixed-income securities in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-
income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
High-Yield/Junk Bond Risk - Fixed-income securities rated below investment grade, also known as “junk” or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns, financial setbacks, or liquidity events. High-yield securities also can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time.
LIBOR Discontinuation Risk — The terms of some floating rate loans and other instruments that were previously tied to the London Interbank
Offered Rate ("LIBOR"), which functioned as a reference rate or benchmark for these instruments but was discontinued as a floating rate benchmark have recently transitioned from, or continue to be tied to USD LIBOR synthetic rates that continue to be published until September
30, 2024. SOFR has largely been used as a new reference rate for new instruments. There is no assurance that proposed replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect.
Equity Risk —The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended October 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023,
Expires
2024
*
Expires
2025
**
Expires
2026
Expires
2027 Total
High Income Fund ........................................ $ 93 $ 95 $ 120 $ 60 $ 368

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
30
(Unaudited)
the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended October 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended October 31, 2023, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended October 31, 2023.
8. Federal Income Tax Information:
The Fund intends to distribute any net investment income monthly. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended April 30, 2023, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands).
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Borrower or
Lender
Amount
Outstanding
at
October 31,
2023
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
High Income Fund ................................... Borrower $ — $ 801 5.60% $ 860
Short-Term
Amount
Long-Term
Amount Total
High Income Fund ..................................................... $ (36,746) $ (186,743) $ (223,489)

Supplemental Information
October 31, 2023
Victory Portfolios III
31
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2023, through October 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
5/1/23
Actual
Ending
Account
Value
10/31/23
Hypothetical
Ending
Account
Value
10/31/23
Actual
Expenses
Paid During
Period
5/1/23 - 10/31/23*
Hypothetical
Expenses
Paid During
Period
5/1/23 - 10/31/23*
Annualized
Expense Ratio
During Period
5/1/23 - 10/31/23
High Income Fund
Fund Shares ............................ $ 1,000.00 $ 1,004.80 $ 1,021.06 $ 4.08 $ 4.12 0.81%
Institutional Shares ....................... 1,000.00 1,005.20 1,021.52 3.63 3.66 0.72%
Class A ............................... 1,000.00 1,004.00 1,020.36 4.79 4.82 0.95%
Class R6 .............................. 1,000.00 1,005.30 1,021.67 3.48 3.51 0.69%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Supplemental Information
October 31, 2023
Victory Portfolios III
32
(Unaudited)
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
October 31, 2023
Victory Portfolios III
33
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
October 31, 2023
Victory Portfolios III
34
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
40051-1223

October 31, 2023
Semi Annual Report
Victory Income Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Investment Objective and Portfolio Holdings 2
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
26
Statement of Operations
27
Statements of Changes in Net Assets
28
Financial Highlights
30
Notes to Financial Statements 34
Supplemental Information
Proxy Voting and Portfolio Holdings Information
42
Expense Examples
42
Privacy Policy
43

2
Victory Portfolios III
Victory Income Fund
October 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks maximum current income without undue risk to principal.
Asset Allocation*:
October 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
** Other includes investments which are under 2% of the net assets of the Fund.

Schedule of Portfolio Investments
October 31, 2023
Victory Portfolios III
Victory Income Fund
3
(Unaudited)
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Principal Amount Value
Asset-Backed Securities (9.8%)
ABS Auto (4.5%):
American Credit Acceptance Receivables Trust, Series 2022-1, Class C, 2.12%, 3/13/28,
Callable 4/13/25 @ 100(a) ............................................ $ 3,500 $ 3,440
American Credit Acceptance Receivables Trust, Series 2022-1, Class B, 1.68%, 9/14/26,
Callable 4/13/25 @ 100(a) ............................................ 174 174
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D, 1.21%, 12/18/26, Callable
5/18/25 @ 100 ..................................................... 2,000 1,835
ARI Fleet Lease Trust, Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 4/15/25 @ 100(a) . 2,286 2,204
ARI Fleet Lease Trust, Series 2022-A, Class B, 3.79%, 1/15/31, Callable 4/15/25 @ 100(a) .. 1,400 1,319
Avis Budget Rental Car Funding AESOP LLC, Series 2023-6A, Class C, 7.03%, 12/20/29(a) . 4,000 3,869
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class B, 4.27%, 3/20/25,
Callable 4/20/24 @ 100(a) ............................................ 4,375 4,353
Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class B, 7.09%, 4/20/27(a) .. 3,500 3,506
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class B, 3.55%, 9/22/25,
Callable 10/20/24 @ 100(a) ........................................... 7,500 7,334
CarMax Auto Owner Trust, Series 2023-2, Class B, 5.18%, 11/15/28, Callable 11/15/26 @ 100 5,000 4,829
CarMax Auto Owner Trust, Series 2020-2, Class B, 2.90%, 8/15/25, Callable 5/15/24 @ 100 . 3,611 3,547
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80%, 9/11/28, Callable 3/10/27
@ 100 ........................................................... 2,750 2,554
Chase Auto Owner Trust, Series 2023-AA, Class C, 6.24%, 9/25/29, Callable 11/25/27 @
100(a) ........................................................... 2,750 2,701
Chesapeake Funding II LLC, Series 2023-1A, Class C, 6.07%, 5/15/35, Callable 11/15/25 @
100(a) ........................................................... 1,000 984
Citizens Auto Receivables Trust, Series 2023-1, Class A3, 5.84%, 1/18/28, Callable 5/15/27 @
100(a) ........................................................... 3,000 2,993
Citizens Auto Receivables Trust, Series 2023-1, Class A4, 5.78%, 10/15/30, Callable 5/15/27
@ 100(a) ......................................................... 2,000 1,991
CPS Auto Receivables Trust, Series 2022-D, Class B, 6.84%, 1/16/29, Callable 12/15/26 @
100(a) ........................................................... 2,360 2,364
Credit Acceptance Auto Loan Trust, Series 2023-2A, Class B, 6.61%, 7/15/33, Callable
12/15/26 @ 100(a) .................................................. 2,000 1,977
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class B, 1.26%, 4/15/30, Callable 9/15/24
@ 100(a) ......................................................... 5,885 5,704
Credit Acceptance Auto Loan Trust, Series 2022-3A, Class B, 7.52%, 12/15/32, Callable
10/15/26 @ 100(a) .................................................. 3,500 3,520
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00%, 5/15/30, Callable
11/15/24 @ 100(a) .................................................. 1,366 1,342
Credit Acceptance Auto Loan Trust, Series 2023-3A, Class B, 7.09%, 10/17/33, Callable
3/15/27 @ 100(a) ................................................... 2,842 2,844
Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29, Callable 5/15/25 @ 100 2,225 2,089
Ent Auto Receivables Trust, Series 2023-1A, Class A4, 6.26%, 11/15/29, Callable 3/15/28 @
100(a) ........................................................... 1,750 1,737
Enterprise Fleet Financing LLC, Series 2023-1, Class A3, 5.42%, 10/22/29, Callable 12/20/26
@ 100(a) ......................................................... 2,222 2,187
Enterprise Fleet Financing LLC, Series 2022-4, Class A3, 5.65%, 10/22/29, Callable 5/20/26
@ 100(a) ......................................................... 4,000 3,959
Enterprise Fleet Financing LLC, Series 2023-2, Class A2, 5.56%, 4/22/30, Callable 2/20/27 @
100(a) ........................................................... 4,000 3,962
Exeter Automobile Receivables Trust, Series 2020-2A, Class E, 7.19%, 9/15/27, Callable
11/15/24 @ 100(a) .................................................. 4,000 3,977
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71%, 3/17/25, Callable
1/15/24 @ 100(a) ................................................... 2,080 2,067
Flagship Credit Auto Trust, Series 2020-2, Class D, 5.75%, 4/15/26, Callable 6/15/25 @ 100(a) 3,898 3,863
Flagship Credit Auto Trust, Series 2018-3, Class D, 4.15%, 12/16/24, Callable 3/15/24 @
100(a) ........................................................... 138 138
Ford Credit Auto Owner Trust, Series 2023-1, Class B, 5.29%, 8/15/35, Callable 2/15/28 @
100(a) ........................................................... 2,467 2,349
Ford Credit Auto Owner Trust, Series 2023-2, Class B, 5.92%, 2/15/36, Callable 8/15/28 @
100(a) ........................................................... 5,000 4,857
Ford Credit Auto Owner Trust, Series 2020-1, Class C, 2.54%, 8/15/31, Callable 2/15/25 @
100(a) ........................................................... 4,200 3,975
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04%, 8/15/31, Callable 2/15/25 @
100(a) ........................................................... 5,333 5,066

Victory Portfolios III
Victory Income Fund
4
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
GECU Auto Receivables Trust, Series 2023-1A, Class B, 5.87%, 1/15/30, Callable 1/15/29 @
100(a) ........................................................... $ 1,660 $ 1,615
GECU Auto Receivables Trust, Series 2023-1A, Class C, 6.33%, 4/15/30, Callable 1/15/29 @
100(a) ........................................................... 998 975
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class B, 0.78%, 11/17/25(a) ......... 1,237 1,231
GLS Auto Receivables Issuer Trust, Series 2019-2A, Class D, 4.52%, 2/17/26, Callable
12/15/23 @ 100(a) .................................................. 2,349 2,343
GLS Auto Select Receivables Trust, Series 2023-2A, Class B, 6.67%, 12/17/29, Callable
8/15/28 @ 100(a) ................................................... 3,000 2,985
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class B, 2.54%,
8/18/25, Callable 1/16/24 @ 100 ........................................ 1,500 1,489
GTE Auto Receivables Trust, Series 2023-1, Class A4, 5.12%, 4/16/29, Callable 11/15/26 @
100(a) ........................................................... 7,000 6,756
Hertz Vehicle Financing III LLC, Series 2023-1A, Class B, 6.22%, 6/25/27(a) ........... 1,000 985
Hertz Vehicle Financing III LLC, Series 2023-3A, Class C, 7.26%, 2/25/28(a) ........... 2,000 1,981
Hertz Vehicle Financing III LP, Series 2021-2A, Class C, 2.52%, 12/27/27(a) ............ 3,667 3,178
Hertz Vehicle Financing LLC, Series 2022-2A, Class C, 2.95%, 6/26/28, Callable 6/25/27 @
100(a) ........................................................... 3,500 3,006
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05%, 12/26/25(a) ............. 2,000 1,902
Hertz Vehicle Financing LLC, Series 2022-4A, Class B, 4.12%, 9/25/26, Callable 9/25/25 @
100(a) ........................................................... 2,000 1,912
JPMorgan Chase Bank NA, Series 2021-1, Class B, 0.88%, 9/25/28, Callable 4/25/25 @
100(a) ........................................................... 1,327 1,298
JPMorgan Chase Bank NA, Series 2021-3, Class C, 0.86%, 2/26/29, Callable 4/25/25 @
100(a) ........................................................... 1,460 1,399
LAD Auto Receivables Trust, Series 2021-1A, Class C, 2.35%, 4/15/27, Callable 9/15/25 @
100(a) ........................................................... 1,500 1,417
LAD Auto Receivables Trust, Series 2023-1A, Class B, 5.59%, 8/16/27, Callable 5/15/27 @
100(a) ........................................................... 2,400 2,353
LAD Auto Receivables Trust, Series 2023-2A, Class A3, 5.42%, 2/15/28, Callable 6/15/27 @
100(a) ........................................................... 3,000 2,948
LAD Auto Receivables Trust, Series 2023-2A, Class B, 5.45%, 4/15/28, Callable 6/15/27 @
100(a) ........................................................... 2,719 2,652
LAD Auto Receivables Trust, Series 2023-3A, Class B, 6.09%, 6/15/28, Callable 9/15/27 @
100(a) ........................................................... 2,307 2,273
OCCU Auto Receivables Trust, Series 2023-1A, Class B, 6.51%, 9/17/29, Callable 4/15/28 @
100(a) ........................................................... 1,500 1,495
Prestige Auto Receivables Trust, Series 2023-1A, Class B, 5.55%, 4/15/27, Callable 3/15/27 @
100(a) ........................................................... 5,000 4,932
Prestige Auto Receivables Trust, Series 2023-2A, Class B, 6.64%, 12/15/27 ............. 5,000 5,000
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.28%, 5/15/32, Callable
12/15/25 @ 100(a) .................................................. 1,960 1,936
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class C, 5.92%, 8/16/32, Callable
3/15/26 @ 100(a) ................................................... 1,199 1,192
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26,
Callable 11/15/24 @ 100(a) ........................................... 1,500 1,496
Santander Drive Auto Receivables Trust, Series 2022-3, Class B, 4.13%, 8/16/27, Callable
12/15/25 @ 100 .................................................... 3,188 3,106
Santander Retail Auto Lease Trust, Series 2021-C, Class B, 0.83%, 3/20/26, Callable 6/20/24
@ 100(a) ......................................................... 3,500 3,407
SFS Auto Receivables Securitization Trust, Series 2023-1A, Class B, 5.71%, 1/22/30, Callable
4/20/27 @ 100(a) ................................................... 1,500 1,462
Tesla Auto Lease Trust, Series 2023-B, Class A4, 6.22%, 3/22/27, Callable 11/20/25 @ 100(a) 1,337 1,339
Toyota Auto Loan Extended Note Trust, Series 2021-1A, Class A, 1.07%, 2/27/34, Callable
2/25/26 @ 100(a) ................................................... 5,500 4,923
Toyota Lease Owner Trust, Series 2023-A, Class A4, 5.05%, 8/20/27, Callable 9/20/25 @
100(a) ........................................................... 3,333 3,276
Veridian Auto Receivables Trust, Series 2023-1A, Class A4, 5.59%, 12/15/28, Callable 4/15/27
@ 100(a) ......................................................... 3,000 2,927
Veridian Auto Receivables Trust, Series 2023-1A, Class B, 5.86%, 4/16/29, Callable 4/15/27 @
100(a) ........................................................... 1,600 1,563
Veridian Auto Receivables Trust, Series 2023-1A, Class C, 6.37%, 7/16/29, Callable 4/15/27 @
100(a) ........................................................... 3,500 3,434

Victory Portfolios III
Victory Income Fund
5
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Westlake Automobile Receivables Trust, Series 2021-2A, Class B, 0.62%, 7/15/26, Callable
5/15/25 @ 100(a) ................................................... $ 2,241 $ 2,230
Westlake Automobile Receivables Trust, Series 2020-1A, Class E, 3.31%, 10/15/25, Callable
2/15/24 @ 100(a) ................................................... 1,340 1,325
Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.80%, 4/18/38(a) ......... 3,150 3,132
198,483
ABS Card (0.8%):
Evergreen Credit Card Trust, Series 2022-CRT1, Class C, 6.19%, 7/15/26(a) ............. 4,500 4,453
Evergreen Credit Card Trust, Series 2022-CRT2, Class C, 7.44%, 11/15/26(a) ............ 3,750 3,742
Evergreen Credit Card Trust, Series 2023-CRT3, Class C, 7.31%, 2/15/27(a) ............. 2,118 2,110
Golden Credit Card Trust, Series 2021-1A, Class C, 1.74%, 8/15/28(a) ................. 4,467 3,916
Golden Credit Card Trust, Series 2021-1A, Class B, 1.44%, 8/15/28(a) ................. 9,000 7,880
Master Credit Card Trust, Series 2021-1A, Class B, 0.79%, 11/21/25(a) ................ 1,615 1,565
Master Credit Card Trust, Series 2022-2A, Class C, 2.73%, 7/21/28(a) ................. 2,344 2,046
Master Credit Card Trust, Series 2021-1A, Class C, 1.06%, 11/21/25(a) ................ 4,500 4,354
Master Credit Card Trust II, Series 2023-4A, Class C, 7.53%, 10/21/32(a) .............. 1,273 1,278
Master Credit Card Trust II, Series 2022-1A, Class C, 2.27%, 7/21/26(a) ............... 3,000 2,830
Trillium Credit Card Trust II, Series 2023-2A, Class C, 6.32%, 3/26/33(a) .............. 3,603 3,412
37,586
ABS Other (3.5%):
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24
@ 100(a) ......................................................... 8,500 7,416
Amur Equipment Finance Receivables IX LLC, Series 2021-1A, Class B, 1.38%, 2/22/27,
Callable 11/20/24 @ 100(a) ........................................... 1,750 1,683
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28,
Callable 9/20/25 @ 100(a) ............................................ 3,500 3,237
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class B, 6.03%, 12/20/29,
Callable 5/20/27 @ 100(a) ............................................ 1,875 1,818
Atalaya Equipment Leasing Trust, Series 2021-1A, Class B, 2.08%, 2/15/27, Callable 10/15/24
@ 100(a) ......................................................... 5,000 4,753
CCG Receivables Trust, Series 2020-1, Class C, 1.84%, 12/14/27, Callable 5/14/24 @ 100(a) 2,000 1,948
CCG Receivables Trust, Series 2023-1, Class A2, 5.82%, 9/16/30, Callable 8/14/26 @ 100(a) 2,750 2,742
CF Hippolyta Issuer LLC, Series 2021-1A, Class A1, 1.53%, 3/15/61, Callable 3/15/24 @
100(a) ........................................................... 2,827 2,475
CNH Equipment Trust, Series 2020-A, Class B, 2.30%, 10/15/27, Callable 3/15/24 @ 100 ... 1,100 1,084
Conn's Receivables Funding LLC, Series 2022-A, Class B, 9.52%, 12/15/26, Callable 7/15/24
@ 100(a) ......................................................... 3,282 3,301
Conn's Receivables Funding LLC, Series 2023-A, Class A, 8.01%, 1/17/28, Callable 4/15/24
@ 100(a) ......................................................... 2,130 2,133
Conn's Receivables Funding LLC, Series 2023-A, Class B, 10.00%, 1/17/28, Callable 12/15/24
@ 100(a) ......................................................... 1,803 1,805
Dell Equipment Finance Trust, Series 2023-1, Class A3, 5.65%, 9/22/28, Callable 10/22/25 @
100(a) ........................................................... 2,000 1,985
Dell Equipment Finance Trust, Series 2021-2, Class C, 0.94%, 12/22/26, Callable 4/22/24 @
100(a) ........................................................... 3,000 2,918
Dell Equipment Finance Trust, Series 2023-3, Class A3, 5.93%, 4/23/29, Callable 6/22/26 @
100(a) ........................................................... 1,312 1,309
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/49, Callable
9/20/25 @ 100(a) ................................................... 5,667 4,826
Diamond Issuer, Series 2021-1A, Class A, 2.31%, 11/20/51, Callable 11/20/25 @ 100(a) .... 4,875 4,139
DLLAA LLC, Series 2023-1A, Class A4, 5.35%, 3/20/31, Callable 3/20/27 @ 100(a) ...... 2,286 2,248
DLLAA LLC, Series 2023-1A, Class A3, 5.34%, 3/22/27, Callable 3/20/27 @ 100(a) ...... 1,000 988
ExteNet LLC, Series 2019-1A, Class A2, 3.20%, 7/25/49, Callable 11/25/23 @ 100(a) ..... 5,625 5,428
FirstKey Homes Trust, Series 2021-SFR2, Class B, 1.61%, 9/17/38(a) ................. 6,538 5,648
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class C, 5.75%, 5/15/28(a) ...... 1,597 1,559
Frontier Issuer LLC, Series 2023-1, Class B, 8.30%, 8/20/53, Callable 7/20/26 @ 100(a) .... 4,667 4,372
HPEFS Equipment Trust, Series 2022-1A, Class C, 1.96%, 5/21/29, Callable 6/20/25 @ 100(a) 1,000 954
HPEFS Equipment Trust, Series 2021-2A, Class C, 0.88%, 9/20/28, Callable 8/20/24 @ 100(a) 8,986 8,830
HPEFS Equipment Trust, Series 2023-2A, Class C, 6.48%, 1/21/31, Callable 8/20/26 @ 100(a) 2,550 2,541
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 3/20/31, Callable 4/20/24 @ 100(a) 3,500 3,436
MMAF Equipment Finance LLC, Series 2022-A, Class A4, 3.32%, 6/13/44(a) ........... 1,500 1,413
MMAF Equipment Finance LLC, Series 2023-A, Class A4, 5.50%, 12/13/38(a) .......... 1,750 1,716

Victory Portfolios III
Victory Income Fund
6
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41, Callable 11/20/26 @ 100(a) ...... $ 763 $ 691
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49, Callable 11/19/23 @ 100(a) ... 5,286 4,874
NP SPE II LLC, Series 2017-1A, Class A2, 4.22%, 10/21/47, Callable 11/20/23 @ 100(a) ... 15,625 14,051
Pawneee Equipment Receivables LLC, Series 2022-1, Class B, 5.40%, 7/17/28, Callable
6/15/26 @ 100(a) ................................................... 1,000 962
Progress Residential Trust, Series 2021-SFR6, Class A, 1.52%, 7/17/38, Callable 7/17/26 @
100(a) ........................................................... 4,381 3,858
Progress Residential Trust, Series 2021-SFR6, Class B, 1.75%, 7/17/38, Callable 7/17/26 @
100(a) ........................................................... 3,938 3,455
PSNH Funding LLC, Series 2018-1, Class A3, 3.81%, 2/1/35 ....................... 18,545 16,632
SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.93%, 9/20/30, Callable 12/20/24 @
100(a) ........................................................... 867 771
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 4/20/24 @
100(a) ........................................................... 2,973 2,932
SCF Equipment Leasing LLC, Series 2022-2A, Class B, 6.50%, 2/20/32, Callable 10/20/26 @
100(a) ........................................................... 1,071 1,064
Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2, 3.19%, 7/15/44, Callable
11/15/23 @ 100(a) .................................................. 1,715 1,670
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52, Callable 2/15/26 @ 100(a) ... 2,438 2,118
VB-S1 Issuer LLC - VBTEL, Series 2022-1A, Class C2I, 3.16%, 2/15/52, Callable 2/15/26 @
100(a) ........................................................... 4,000 3,474
Verdant Receivables LLC, Series 2023-1A, Class A2, 6.24%, 1/13/31, Callable 3/12/27 @
100(a) ........................................................... 1,207 1,201
WEPCO Environmental Trust Finance I LLC, Series 2021-1, Class A, 1.58%, 12/15/35 ..... 7,689 6,294
152,752
Agency ABS Other (1.0%):
CIT Education Loan Trust, Series 2007-1, Class B, 5.81% (SOFR90A+56bps), 6/25/42,
Callable 3/25/30 @ 100(a) ............................................ 2,475 2,168
Navient Student Loan Trust, Series 2018-2A, Class B, 6.59% (SOFR30A+126bps), 3/25/67,
Callable 3/25/36 @ 100(a) ............................................ 3,500 3,169
Navient Student Loan Trust, Series 2015-2, Class B, 6.94% (SOFR30A+161bps), 8/25/50,
Callable 11/25/32 @ 100 ............................................. 3,000 2,850
Nelnet Student Loan Trust, Series 2005-4, Class B, 5.78% (SOFR90A+54bps), 9/22/35,
Callable 3/22/25 @ 100 .............................................. 873 782
SLM Student Loan Trust, Series 2005-9, Class B, 5.90% (SOFR90A+56bps), 1/25/41, Callable
1/25/31 @ 100 ..................................................... 1,078 979
SLM Student Loan Trust, Series 2006-9, Class B, 5.83% (SOFR90A+49bps), 1/25/41, Callable
7/25/33 @ 100 ..................................................... 3,279 2,896
SLM Student Loan Trust, Series 2007-7, Class B, 6.35% (SOFR90A+101bps), 10/27/70,
Callable 10/25/24 @ 100 ............................................. 5,740 4,693
SLM Student Loan Trust, Series 2012-6, Class B, 6.44% (SOFR30A+111bps), 4/27/43,
Callable 4/25/30 @ 100 .............................................. 20,862 18,832
SLM Student Loan Trust, Series 2006-10, Class B, 5.82% (SOFR90A+48bps), 3/25/44,
Callable 4/25/32 @ 100 .............................................. 1,201 1,100
SLM Student Loan Trust, Series 2007-1, Class B, 5.82% (SOFR90A+48bps), 1/27/42, Callable
10/25/29 @ 100 .................................................... 4,227 3,810
SLM Student Loan Trust, Series 2003-14, Class B, 6.15% (SOFR90A+81bps), 10/25/65,
Callable 4/25/28 @ 100 .............................................. 971 897
42,176
Total Asset-Backed Securities (Cost $453,438)
a
a
a
430,997
Collateralized Mortgage Obligations (4.8%)
Commercial MBS (4.8%):
Aventura Mall Trust, Series 2018-AVM, Class A, 4.11%, 7/5/40(a)(b) .................. 5,000 4,464
Aventura Mall Trust, Series 2018-AVM, Class D, 4.11%, 7/5/40(a)(b) ................. 4,000 3,241
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33,
Callable 4/14/25 @ 100(a) ............................................ 9,027 8,321
BANK, Series 2019-BN24, Class ASB, 2.93%, 11/15/62, Callable 12/15/29 @ 100 ........ 7,123 6,475
BANK, Series 2017-BNK4, Class B, 4.00%, 5/15/50, Callable 4/15/27 @ 100 ........... 5,600 4,878
BBCMS Mortgage Trust, Series 2022-C16, Class AS, 4.60%, 6/15/55, Callable 6/15/32 @
100(b) ........................................................... 2,703 2,303

Victory Portfolios III
Victory Income Fund
7
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
BPR Trust, Series 2022-OANA, Class B, 7.78% (TSFR1M+245bps), 4/15/37(a)(c) ........ $ 6,000 $ 5,862
BPR Trust, Series 2022-OANA, Class D, 9.03% (TSFR1M+370bps), 4/15/37(a)(c) ........ 5,000 4,792
BPR Trust, Series 2022-STAR, Class A, 8.57% (TSFR1M+323bps), 8/15/24(a)(c) ......... 7,726 7,639
BPR Trust, Series 2021-TY, Class C, 7.15% (TSFR1M+181bps), 9/15/38(a)(c) ........... 1,538 1,430
BPR Trust, Series 2021-TY, Class A, 6.50% (TSFR1M+116bps), 9/15/38(a)(c) ........... 4,904 4,714
BX Commercial Mortgage Trust, Series 2019-XL, Class B, 6.53% (TSFR1M+119bps),
10/15/36(a)(c) ..................................................... 5,246 5,201
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 6.90% (TSFR1M+156bps),
10/15/36(a)(c) ..................................................... 1,275 1,262
BX Commercial Mortgage Trust, Series 2020-VIV4, Class A, 2.84%, 3/9/44, Callable 3/9/30
@ 100(a) ......................................................... 1,875 1,491
BX Commercial Mortgage Trust, Series 2022-CSMO, Class B, 8.48% (TSFR1M+314bps),
6/15/27(a)(c) ...................................................... 5,000 4,994
BX Trust, Series 2022-CLS, Class B, 6.30%, 10/13/27(a) .......................... 4,000 3,617
BX Trust, Series 2019-OC11, Class A, 3.20%, 12/9/41, Callable 12/9/29 @ 100(a) ........ 9,231 7,621
BXP Trust, Series 2021-601L, Class C, 2.78%, 1/15/44(a)(b) ........................ 6,500 4,086
BXP Trust, Series 2021-601L, Class D, 2.78%, 1/15/44(a)(b) ........................ 3,500 2,152
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class ASB, 2.94%, 1/15/53,
Callable 12/15/29 @ 100 ............................................. 6,000 5,430
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3, 3.36%, 7/10/47, Callable
7/10/24 @ 100 ..................................................... 5,463 5,383
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class AS, 3.86%, 7/10/47, Callable
7/10/24 @ 100 ..................................................... 4,000 3,862
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class C, 4.68%, 1/10/36(a) ..... 8,100 8,067
Citigroup Commercial Mortgage Trust, Series 2020-555, Class A, 2.65%, 12/10/41(a) ...... 10,000 7,724
COMM Mortgage Trust, Series 2015-PC1, Class B, 4.28%, 7/10/50, Callable 6/10/25 @
100(b) ........................................................... 2,500 2,295
COMM Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46, Callable 11/10/30 @
100(a) ........................................................... 3,500 2,600
COMM Mortgage Trust, Series 2012-CR4, Class XA, 1.14%, 10/15/45, Callable 11/15/23 @
100(b)(d) ......................................................... 10,719 —(e)
COMM Mortgage Trust, Series 2015-LC23, Class AM, 4.16%, 10/10/48, Callable 11/10/25 @
100(b) ........................................................... 6,300 5,879
COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 6/10/25 @
100(b) ........................................................... 3,500 3,354
COMM Mortgage Trust, Series 2012-CR3, Class AM, 3.42%, 10/15/45, Callable 11/15/23 @
100(a) ........................................................... 274 253
COMM Mortgage Trust, Series 2012-CR4, Class AM, 3.25%, 10/15/45, Callable 9/15/24 @
100 ............................................................. 8,600 7,341
COMM Mortgage Trust, Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @
100(a)(b) ......................................................... 11,500 10,866
CSMC Trust, Series 2020-WEST, Class A, 3.04%, 2/15/35, Callable 2/15/30 @ 100(a) ..... 2,500 1,755
DBJPM Mortgage Trust, Series 2016-SFC, Class B, 3.24%, 8/10/36, Callable 8/10/26 @
100(a) ........................................................... 2,500 810
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36, Callable 8/10/26 @
100(a) ........................................................... 6,250 2,489
Extended Stay America Trust, Series 2021-ESH, Class B, 6.83% (TSFR1M+149bps),
7/15/38(a)(c) ...................................................... 4,789 4,697
GS Mortgage Securities Corp. II, Series 2023-SHIP, Class B, 4.94%, 9/10/38(a)(b) ........ 1,920 1,823
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class X1, 0.39%, 5/3/32(a)(b)(d) .... 190,667 640
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34(a) ....... 2,000 1,393
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.91%, 2/13/53, Callable 1/13/30
@ 100 ........................................................... 4,231 3,471
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37(a) .......... 2,730 2,565
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.84%, 8/10/38, Callable 8/10/26
@ 100(a) ......................................................... 1,650 1,485
Hudson Yards Mortgage Trust, Series 2019-55HY, Class A, 2.94%, 12/10/41(a)(b) ........ 2,000 1,616
ILPT Commercial Mortgage Trust, Series 2022-LPFX, Class A, 3.38%, 3/15/32(a) ........ 6,000 4,657
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2021-2NU, Class B, 2.08%,
1/5/40(a)(b) ....................................................... 2,500 1,798
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class AS, 4.44%, 2/15/47,
Callable 1/15/29 @ 100(b) ............................................ 9,000 8,876
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13%, 9/10/39(a) .......... 8,000 6,789
Manhattan West Mortgage Trust, Series 2020-1MW, Class C, 2.33%, 9/10/39(a)(b) ........ 1,000 824

Victory Portfolios III
Victory Income Fund
8
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Morgan Stanley Capital Trust, Series 2015-MS1, Class AS, 4.02%, 5/15/48, Callable 7/15/25
@ 100(b) ......................................................... $ 7,000 $ 6,596
SCOTT Trust, Series 2023-SFS, Class A, 5.91%, 3/15/40(a) ........................ 4,000 3,833
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 7/15/41(a) ..................... 5,200 3,934
SMRT, Series 2022-MINI, Class B, 6.69% (TSFR1M+135bps), 1/15/39(a)(c) ............ 6,500 6,289
213,937
Total Collateralized Mortgage Obligations (Cost $245,621)
a
a
a
213,937
Shares
Preferred Stocks (1.0%)
Communication Services (0.1%):
Qwest Corp., 6.50%, 9/1/56 ............................................... 360,000 4,352
Consumer Staples (0.1%):
CHS, Inc., cumulative redeemable, Series 1, 7.88%(f) ............................. 190,818 4,881
Financials (0.0%):(g)
Citigroup Capital XIII, 12.02%(TSFR3M+663bps), 10/30/40(c) ..................... 40,000 1,147
Real Estate (0.8%):
Equity Residential, cumulative redeemable, Series K, 8.29%(f) ...................... 111,611 5,788
Mid-America Apartment Communities, Inc., cumulative redeemable, Series I, 8.50%(f) ..... 219,731 11,975
Prologis, Inc., cumulative redeemable, Series Q, 8.54%(f) .......................... 283,503 15,423
33,186
Total Preferred Stocks (Cost $43,327)
a
a
a
43,566
Principal Amount
Senior Secured Loans (0.1%)
Industrials (0.0%):(g)
MasTec, Inc., Three-Year Term Loan, First Lien, 6.71% (SOFR01M+138bps), 9/2/25(c) .... 2,000 2,000
Telecommunication Services (0.1%):
CSC Holdings LLC, 2017 Term Loan, First Lien, 7.58% (SOFR01M+225bps), 7/17/25(c) ... 2,302 2,233
Total Senior Secured Loans (Cost $4,238)
a
a
a
4,233
Corporate Bonds (43.5%)
Communication Services (2.1%):
AT&T, Inc.
4.50%, 5/15/35, Callable 11/15/34 @ 100 .................................. 3,000 2,499
3.10%, 2/1/43, Callable 8/1/42 @ 100 .................................... 8,000 5,048
CCO Holdings LLC/CCO Holdings Capital Corp., 7.38%, 3/1/31, Callable 3/1/26 @ 103.69(a)
(h) ............................................................. 3,125 2,953
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 2/1/32, Callable 11/1/31 @ 100 ................................... 2,500 1,787
6.38%, 10/23/35, Callable 4/23/35 @ 100 ................................. 5,000 4,522
3.50%, 6/1/41, Callable 12/1/40 @ 100 ................................... 10,000 6,024
Comcast Corp.
3.90%, 3/1/38, Callable 9/1/37 @ 100 .................................... 3,000 2,326
2.89%, 11/1/51, Callable 5/1/51 @ 100 ................................... 3,500 1,930
CSC Holdings LLC, 5.50%, 4/15/27, Callable 12/8/23 @ 101.83(a) ................... 3,000 2,505
Discovery Communications LLC, 3.95%, 3/20/28, Callable 12/20/27 @ 100 ............. 10,000 9,024
Paramount Global
3.38%, 2/15/28, Callable 11/15/27 @ 100 .................................. 3,111 2,662
4.20%, 6/1/29, Callable 3/1/29 @ 100 .................................... 8,000 6,784
T-Mobile USA, Inc.
4.75%, 2/1/28, Callable 11/20/23 @ 102.38 ................................ 2,857 2,720
3.88%, 4/15/30, Callable 1/15/30 @ 100 .................................. 15,000 13,056
2.55%, 2/15/31, Callable 11/15/30 @ 100 .................................. 10,000 7,789

Victory Portfolios III
Victory Income Fund
9
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Verizon Communications, Inc.
4.40%, 11/1/34, Callable 5/1/34 @ 100 ................................... $ 3,500 $ 2,959
3.40%, 3/22/41, Callable 9/22/40 @ 100 .................................. 8,000 5,391
4.13%, 8/15/46 .................................................... 5,000 3,589
2.88%, 11/20/50, Callable 5/20/50 @ 100 .................................. 3,000 1,638
Warnermedia Holdings, Inc.
3.76%, 3/15/27, Callable 2/15/27 @ 100 .................................. 5,000 4,604
5.05%, 3/15/42, Callable 9/15/41 @ 100 .................................. 3,759 2,780
92,590
Consumer Discretionary (2.3%):
Advance Auto Parts, Inc., 3.50%, 3/15/32, Callable 12/15/31 @ 100 ................... 7,750 5,736
AutoNation, Inc.
2.40%, 8/1/31, Callable 5/1/31 @ 100 .................................... 3,750 2,671
3.85%, 3/1/32, Callable 12/1/31 @ 100 ................................... 4,500 3,528
Brunswick Corp., 2.40%, 8/18/31, Callable 5/18/31 @ 100 ......................... 6,500 4,582
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100(a) .. 2,000 1,789
Genuine Parts Co.
2.75%, 2/1/32, Callable 11/1/31 @ 100 ................................... 3,833 2,882
6.88%, 11/1/33, Callable 8/1/33 @ 100 ................................... 2,333 2,324
Hasbro, Inc.
3.55%, 11/19/26, Callable 9/19/26 @ 100 .................................. 4,500 4,139
3.90%, 11/19/29, Callable 8/19/29 @ 100 .................................. 7,500 6,433
Kohl's Corp., 4.63%, 5/1/31, Callable 2/1/31 @ 100 .............................. 6,250 4,274
LKQ Corp., 6.25%, 6/15/33, Callable 3/15/33 @ 100 ............................. 3,818 3,565
Marriott International, Inc.
4.63%, 6/15/30, Callable 3/15/30 @ 100 .................................. 2,333 2,103
3.50%, 10/15/32, Callable 7/15/32 @ 100 ................................. 2,750 2,182
Mattel, Inc.
3.38%, 4/1/26, Callable 11/20/23 @ 101.69(a) .............................. 500 463
3.75%, 4/1/29, Callable 4/1/24 @ 101.88(a) ................................ 3,000 2,567
Murphy Oil USA, Inc.
4.75%, 9/15/29, Callable 9/15/24 @ 102.38 ................................ 2,000 1,776
3.75%, 2/15/31, Callable 2/15/26 @ 101.88(a) .............................. 1,332 1,073
Nordstrom, Inc.
4.38%, 4/1/30, Callable 1/1/30 @ 100 .................................... 2,000 1,553
4.25%, 8/1/31, Callable 5/1/31 @ 100(h) .................................. 4,250 3,112
Novant Health, Inc., 2.64%, 11/1/36, Callable 8/1/36 @ 100 ........................ 13,000 9,030
O'Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100 ..................... 5,000 4,476
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100(a) . 5,367 3,815
Smithsonian Institution, 2.65%, 9/1/39 ........................................ 2,000 1,338
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(a) .......................... 10,750 8,347
Toll Brothers Finance Corp., 3.80%, 11/1/29, Callable 8/1/29 @ 100 .................. 2,863 2,468
Tractor Supply Co., 5.25%, 5/15/33, Callable 2/15/33 @ 100(h) ...................... 4,000 3,659
University of Notre Dame du Lac, 3.44%, 2/15/45 ............................... 5,000 3,522
Vanderbilt University Medical Center, 4.17%, 7/1/37, Callable 1/1/37 @ 100 ............ 1,000 786
Volkswagen Group of America Finance LLC, 4.60%, 6/8/29, Callable 4/8/29 @ 100(a) ..... 6,000 5,523
99,716
Consumer Staples (2.7%):
7-Eleven, Inc.
1.80%, 2/10/31, Callable 11/10/30 @ 100(a) ................................ 6,500 4,829
2.80%, 2/10/51, Callable 8/2/50 @ 100(a) ................................. 2,000 1,056
Altria Group, Inc., 2.45%, 2/4/32, Callable 11/4/31 @ 100 .......................... 6,500 4,742
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable
8/1/35 @ 100 ...................................................... 6,000 5,277
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 4/15/38, Callable 10/15/37 @ 100 ................................. 6,500 5,371
3.75%, 7/15/42 .................................................... 5,000 3,709
BAT Capital Corp.
7.75%, 10/19/32, Callable 7/19/32 @ 100 ................................. 2,000 2,052
4.39%, 8/15/37, Callable 2/15/37 @ 100 .................................. 15,000 10,897
Bunge Ltd. Finance Corp., 2.75%, 5/14/31, Callable 2/14/31 @ 100 ................... 12,000 9,502

Victory Portfolios III
Victory Income Fund
10
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Cargill, Inc.
2.13%, 11/10/31, Callable 8/10/31 @ 100(a) ................................ $ 6,000 $ 4,554
5.13%, 10/11/32, Callable 7/11/32 @ 100(a) ................................ 3,500 3,299
Church & Dwight Co., Inc., 2.30%, 12/15/31, Callable 9/15/31 @ 100 ................. 3,750 2,916
Constellation Brands, Inc., 2.25%, 8/1/31, Callable 5/1/31 @ 100 ..................... 5,645 4,289
Dollar General Corp., 5.45%, 7/5/33, Callable 4/5/33 @ 100(h) ...................... 4,583 4,185
General Mills, Inc., 4.55%, 4/17/38, Callable 10/17/37 @ 100 ....................... 4,667 3,746
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL, 6.75%, 3/15/34, Callable
12/15/33 @ 100(a) .................................................. 3,000 2,807
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
2.50%, 1/15/27, Callable 12/15/26 @ 100 ................................. 6,500 5,703
3.00%, 2/2/29, Callable 12/2/28 @ 100 ................................... 3,250 2,672
5.75%, 4/1/33, Callable 1/1/33 @ 100 .................................... 3,000 2,638
Keurig Dr Pepper, Inc., 4.50%, 4/15/52, Callable 10/15/51 @ 100 .................... 10,000 7,395
Kraft Heinz Foods Co., 5.00%, 6/4/42 ........................................ 6,000 4,939
McCormick & Co., Inc.
2.50%, 4/15/30, Callable 1/15/30 @ 100 .................................. 2,000 1,602
1.85%, 2/15/31, Callable 11/15/30 @ 100 .................................. 2,000 1,483
Philip Morris International, Inc., 5.38%, 2/15/33, Callable 11/15/32 @ 100 .............. 8,000 7,390
SC Johnson & Son, Inc., 4.35%, 9/30/44, Callable 3/30/44 @ 100(a) .................. 7,000 5,255
Smithfield Foods, Inc., 4.25%, 2/1/27, Callable 11/1/26 @ 100(a) .................... 5,000 4,593
Sysco Corp., 2.45%, 12/14/31, Callable 9/14/31 @ 100 ............................ 5,000 3,818
120,719
Energy (3.3%):
Apache Corp., 4.25%, 1/15/44, Callable 7/15/43 @ 100 ............................ 5,404 3,374
Boardwalk Pipelines LP, 4.45%, 7/15/27, Callable 4/15/27 @ 100 .................... 8,000 7,497
Buckeye Partners LP, 5.60%, 10/15/44, Callable 4/15/44 @ 100 ...................... 10,000 6,715
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100(a) ..................... 6,364 4,873
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33, Callable 8/15/33 @ 100(a) ...... 3,500 3,324
ConocoPhillips Co.
4.15%, 11/15/34, Callable 5/15/34 @ 100 .................................. 4,500 3,820
5.55%, 3/15/54, Callable 9/15/53 @ 100 .................................. 3,485 3,120
Energy Transfer LP
4.15%, 9/15/29, Callable 6/15/29 @ 100 .................................. 6,000 5,335
8.66% (TSFR3M+328bps), 11/1/66, Callable 12/8/23 @ 100(c) .................. 8,510 6,940
Enterprise TE Partners LP, 8.45% (US0003M+278bps), 6/1/67, Callable 12/8/23 @ 100(c) .. 3,000 2,280
EQM Midstream Partners LP
4.00%, 8/1/24, Callable 5/1/24 @ 100 .................................... 1,286 1,253
4.13%, 12/1/26, Callable 9/1/26 @ 100 ................................... 8,000 7,431
EQT Corp., 7.00%, 2/1/30, Callable 11/1/29 @ 100 .............................. 2,594 2,624
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100(a) ............ 6,500 5,122
Gray Oak Pipeline LLC, 3.45%, 10/15/27, Callable 8/15/27 @ 100(a) ................. 5,333 4,707
HF Sinclair Corp., 4.50%, 10/1/30, Callable 7/1/30 @ 100 .......................... 8,000 6,828
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 11/1/28, Callable 12/8/23 @ 103.13(a) .............................. 4,000 3,740
6.00%, 2/1/31, Callable 2/1/26 @ 103(a) .................................. 3,000 2,629
Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100 .................. 5,000 3,787
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100(a) ........... 5,000 4,510
Northwest Pipeline LLC, 4.00%, 4/1/27, Callable 1/1/27 @ 100 ...................... 5,067 4,749
Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100 ................. 10,235 6,622
Patterson-UTI Energy, Inc., 7.15%, 10/1/33, Callable 7/1/33 @ 100 ................... 4,000 3,901
Phillips 66, 4.65%, 11/15/34, Callable 5/15/34 @ 100 ............................. 1,000 870
Phillips 66 Co., 4.90%, 10/1/46, Callable 4/1/46 @ 100 ............................ 750 589
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29, Callable 9/15/29 @
100 ............................................................. 13,750 11,679
Rockies Express Pipeline LLC
4.95%, 7/15/29, Callable 4/15/29 @ 100(a) ................................ 6,500 5,745
4.80%, 5/15/30, Callable 2/15/30 @ 100(a) ................................ 3,000 2,513
Sabal Trail Transmission LLC, 4.68%, 5/1/38, Callable 11/1/37 @ 100(a) ............... 5,000 4,173
Southwestern Energy Co., 5.70%, 1/23/25, Callable 10/23/24 @ 100 .................. 2,000 1,977
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable
3/1/25 @ 102.75 ................................................... 3,500 3,231
TransCanada PipeLines Ltd., 7.84% (US0003M+221bps), 5/15/67, Callable 12/8/23 @ 100(c) 10,124 8,115

Victory Portfolios III
Victory Income Fund
11
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Western Midstream Operating LP
4.05%, 2/1/30, Callable 11/1/29 @ 100 ................................... $ 1,000 $ 866
5.25%, 2/1/50, Callable 8/1/49 @ 100 .................................... 500 368
145,307
Financials (12.3%):
Alexander Funding Trust, 1.84%, 11/15/23(a) ................................... 6,000 5,988
Ally Financial, Inc.
7.10%, 11/15/27, Callable 10/15/27 @ 100(h) ............................... 2,222 2,182
6.99% (SOFR+326bps), 6/13/29, Callable 6/13/28 @ 100(c) .................... 6,000 5,733
American Express Co., 4.99% (SOFR+226bps), 5/26/33, Callable 2/26/32 @ 100(c) ....... 6,000 5,337
American International Group, Inc., 3.88%, 1/15/35, Callable 7/15/34 @ 100 ............ 7,000 5,627
Assurant, Inc.
6.10%, 2/27/26, Callable 1/27/26 @ 100(h) ................................ 4,412 4,344
4.90%, 3/27/28, Callable 12/27/27 @ 100 ................................. 5,000 4,738
Bank of America Corp.
6.10% (TSFR3M+416bps), Callable 3/17/25 @ 100(c)(f) ...................... 3,000 2,895
4.38% (H15T5Y+276bps), Callable 1/27/27 @ 100(c)(f) ....................... 3,500 2,835
4.20%, 8/26/24, MTN ................................................ 5,000 4,920
2.57% (SOFR+121bps), 10/20/32, Callable 10/20/31 @ 100(c) .................. 2,500 1,874
2.48% (H15T5Y+120bps), 9/21/36, Callable 9/21/31 @ 100(c) .................. 2,500 1,782
BankUnited, Inc., 4.88%, 11/17/25, Callable 8/17/25 @ 100 ........................ 5,000 4,674
Blackstone Private Credit Fund, 2.63%, 12/15/26, Callable 11/15/26 @ 100 ............. 10,248 8,775
Blue Owl Credit Income Corp.
5.50%, 3/21/25 .................................................... 1,500 1,451
7.75%, 9/16/27, Callable 8/16/27 @ 100 .................................. 1,818 1,788
BMW U.S. Capital LLC, 4.15%, 4/9/30, Callable 1/9/30 @ 100(a) .................... 4,000 3,630
Brown & Brown, Inc., 4.20%, 3/17/32, Callable 12/17/31 @ 100 ..................... 5,000 4,189
Cadence Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100(c) ....... 3,000 2,741
Capital One Financial Corp.
3.75%, 3/9/27, Callable 2/9/27 @ 100 .................................... 7,500 6,776
5.82% (SOFR+260bps), 2/1/34, Callable 2/1/33 @ 100(c) ...................... 3,500 3,055
Citizens Bank NA
4.12% (SOFR+140bps), 5/23/25, Callable 5/23/24 @ 100(c) .................... 3,402 3,273
6.06% (SOFR+145bps), 10/24/25, Callable 10/24/24 @ 100(c) .................. 2,250 2,156
Citizens Financial Group, Inc.
2.64%, 9/30/32, Callable 7/2/32 @ 100 ................................... 5,500 3,650
5.64% (H15T5Y+275bps), 5/21/37, Callable 5/21/32 @ 100(c) .................. 5,000 4,013
Compeer Financial FLCA/Compeer Financial PCA, 3.38% (SOFR+197bps), 6/1/36, Callable
6/1/31 @ 100(a)(c) .................................................. 4,000 2,550
Credit Acceptance Corp., 6.63%, 3/15/26, Callable 11/20/23 @ 101.66(h) ............... 4,875 4,640
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100 ................... 3,000 2,786
Cullen/Frost Capital Trust II, 7.22% (US0003M+155bps), 3/1/34, Callable 12/8/23 @ 100(c) . 10,000 8,339
Equitable Holdings, Inc., 4.35%, 4/20/28, Callable 1/20/28 @ 100 .................... 2,000 1,832
F&G Global Funding, 2.00%, 9/20/28(a) ...................................... 7,250 5,805
Fells Point Funding Trust, 3.05%, 1/31/27, Callable 12/31/26 @ 100(a) ................ 6,500 5,863
Fifth Third Bancorp
4.50% (H15T5Y+422bps), Callable 9/30/25 @ 100(c)(f) ....................... 1,750 1,483
4.34% (SOFR+166bps), 4/25/33, Callable 4/25/32 @ 100(c) .................... 6,957 5,669
Fifth Third Bank NA, 3.85%, 3/15/26, Callable 2/15/26 @ 100 ...................... 5,000 4,600
First American Financial Corp., 2.40%, 8/15/31, Callable 5/15/31 @ 100 ............... 9,225 6,661
First Citizens BancShares, Inc., 3.38% (TSFR3M+247bps), 3/15/30, Callable 3/15/25 @
100(c) ........................................................... 12,097 11,261
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100(h) ....................... 8,000 6,769
First-Citizens Bank & Trust Co., 4.13% (H15T5Y+237bps), 11/13/29, Callable 11/13/24 @
100(c) ........................................................... 14,000 13,292
Fiserv, Inc.
5.60%, 3/2/33, Callable 12/2/32 @ 100 ................................... 5,000 4,704
5.63%, 8/21/33, Callable 5/21/33 @ 100 .................................. 1,550 1,453
Ford Motor Credit Co. LLC
4.06%, 11/1/24, Callable 10/1/24 @ 100 .................................. 5,000 4,871
6.95%, 6/10/26, Callable 5/10/26 @ 100 .................................. 2,000 2,004
4.54%, 8/1/26, Callable 6/1/26 @ 100 .................................... 3,400 3,197
Fulton Financial Corp., 3.25% (TSFR3M+230bps), 3/15/30, Callable 3/15/25 @ 100(c) ..... 2,932 2,455

Victory Portfolios III
Victory Income Fund
12
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Glencore Funding LLC
1.63%, 4/27/26, Callable 3/27/26 @ 100(a) ................................ $ 1,500 $ 1,350
2.50%, 9/1/30, Callable 6/1/30 @ 100(a)(h) ................................ 6,500 5,049
Global Payments, Inc.
2.90%, 11/15/31, Callable 8/15/31 @ 100 .................................. 6,500 4,969
5.40%, 8/15/32, Callable 5/15/32 @ 100 .................................. 1,750 1,586
Huntington Bancshares, Inc.
4.44% (SOFR+197bps), 8/4/28, Callable 8/4/27 @ 100(c) ...................... 2,750 2,511
2.49% (H15T5Y+117bps), 8/15/36, Callable 8/15/31 @ 100(c) .................. 15,676 10,608
Huntington Capital Trust I, 6.34% (TSFR3M+96bps), 2/1/27, Callable 12/8/23 @ 100(c) .... 2,300 2,041
ILFC E-Capital Trust I, 7.21% (TSFR3M+181bps), 12/21/65, Callable 12/8/23 @ 100(a)(c) .. 10,000 7,321
JPMorgan Chase & Co.
4.60% (TSFR3M+313bps), Callable 2/1/25 @ 100(c)(f) ....................... 5,000 4,673
6.14% (TSFR3M+76bps), 2/1/27, Callable 12/8/23 @ 100(c) ................... 4,000 3,814
2.95% (SOFR+117bps), 2/24/28, Callable 2/24/27 @ 100(c) .................... 5,000 4,500
1.95% (SOFR+107bps), 2/4/32, Callable 2/4/31 @ 100(c) ...................... 10,000 7,428
KeyBank NA
3.40%, 5/20/26, MTN ................................................ 2,500 2,202
3.90%, 4/13/29 .................................................... 3,000 2,337
4.90%, 8/8/32 ..................................................... 1,000 738
KeyCorp.
3.88% (SOFRINDX+125bps), 5/23/25, Callable 5/23/24 @ 100, MTN(c) ........... 2,500 2,389
2.25%, 4/6/27, MTN ................................................ 2,000 1,658
4.79% (SOFRINDX+206bps), 6/1/33, Callable 6/1/32 @ 100, MTN(c) ............ 3,784 2,983
Level 3 Financing, Inc., 3.75%, 7/15/29, Callable 1/15/24 @ 101.88(a)(h) .............. 4,750 2,413
Lincoln National Corp., 8.00% (US0003M+236bps), 5/17/66, Callable 8/11/26 @ 100(c) ... 7,500 4,863
Loews Corp., 3.20%, 5/15/30, Callable 2/15/30 @ 100 ............................ 5,000 4,241
Manufacturers & Traders Trust Co.
4.65%, 1/27/26, Callable 12/27/25 @ 100 ................................. 5,625 5,309
3.40%, 8/17/27 .................................................... 4,380 3,705
Mercury General Corp., 4.40%, 3/15/27, Callable 12/15/26 @ 100 .................... 5,000 4,596
MetLife, Inc., 4.13%, 8/13/42 .............................................. 10,000 7,466
Morgan Stanley
2.51% (SOFR+120bps), 10/20/32, Callable 10/20/31 @ 100, MTN(c) ............. 7,000 5,236
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100(c) .................... 8,000 5,672
National Rural Utilities Cooperative Finance Corp., 8.56% (TSFR3M+317bps), 4/30/43,
Callable 12/8/23 @ 100(c) ............................................ 7,125 7,012
Nationwide Mutual Insurance Co., 7.96% (US0003M+229bps), 12/15/24, Callable 12/8/23 @
100(a)(c) ......................................................... 20,000 19,984
New York Community Bancorp, Inc., 5.90% (TSFR3M+304bps), 11/6/28, Callable 2/6/24 @
100(c)(h) ......................................................... 7,000 6,484
Northern Trust Corp., 6.13%, 11/2/32, Callable 8/2/32 @ 100 ....................... 3,500 3,371
OWL Rock Core Income Corp.
3.13%, 9/23/26, Callable 8/23/26 @ 100 .................................. 500 438
4.70%, 2/8/27, Callable 1/8/27 @ 100 .................................... 4,500 4,065
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.00%, 7/15/25, Callable 6/15/25 @ 100(a) ................................ 5,000 4,812
6.20%, 6/15/30, Callable 4/15/30 @ 100(a) ................................ 4,000 3,898
Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100(a) ...................... 10,000 9,006
PNC Bank NA, 2.70%, 10/22/29 ............................................ 6,000 4,754
PPL Capital Funding, Inc., 8.32% (TSFR3M+293bps), 3/30/67, Callable 12/8/23 @ 100(c) .. 6,130 5,539
Primerica, Inc., 2.80%, 11/19/31, Callable 8/19/31 @ 100 .......................... 4,000 3,080
Prudential Financial, Inc.
3.94%, 12/7/49, Callable 6/7/49 @ 100 ................................... 2,500 1,694
6.00% (H15T5Y+323bps), 9/1/52, Callable 6/1/32 @ 100(c)(h) .................. 6,000 5,365
Raymond James Financial, Inc., 4.95%, 7/15/46 ................................. 4,000 3,163
Regions Bank, 6.45%, 6/26/37 ............................................. 6,909 6,074
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100(c)(f) ........ 5,989 5,490
Santander Holdings USA, Inc.
4.40%, 7/13/27, Callable 4/14/27 @ 100 .................................. 5,818 5,343
6.57% (SOFR+270bps), 6/12/29, Callable 6/12/28 @ 100(c) .................... 2,500 2,412
Signature Bank, 4.13% (LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100(c)(i) ...... 6,000 109
State Street Corp., 5.16% (SOFR+189bps), 5/18/34, Callable 5/18/33 @ 100(c) .......... 4,250 3,846
Stellantis Finance U.S., Inc., 2.69%, 9/15/31, Callable 6/15/31 @ 100(a) ............... 13,800 10,436

Victory Portfolios III
Victory Income Fund
13
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100 ........... $ 8,500 $ 6,050
Synchrony Bank, 5.63%, 8/23/27, Callable 7/23/27 @ 100 ......................... 4,500 4,120
Synovus Bank, 4.00% (H15T5Y+363bps), 10/29/30, Callable 10/29/25 @ 100(c) ......... 4,500 3,679
Synovus Financial Corp., 5.90% (USSW5+338bps), 2/7/29, Callable 2/7/24 @ 100(c) ...... 10,000 8,998
The Allstate Corp., 8.56% (TSFR3M+320bps), 8/15/53, Callable 12/8/23 @ 100(c) ........ 5,000 4,926
The Bank of New York Mellon Corp.
3.75% (H15T5Y+263bps), Callable 12/20/26 @ 100(c)(f) ...................... 7,000 5,407
4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100(c)(f) ....................... 3,250 3,075
The Charles Schwab Corp.
5.38% (H15T5Y+497bps), Callable 6/1/25 @ 100(c)(f) ........................ 9,250 8,825
6.14% (SOFR+201bps), 8/24/34, Callable 8/24/33 @ 100(c) .................... 1,385 1,297
The Hartford Financial Services Group, Inc., 7.75% (TSFR3M+239bps), 2/12/47, Callable
12/8/23 @ 100(a)(c) ................................................. 14,000 11,993
The PNC Financial Services Group, Inc., 4.63% (SOFRINDX+185bps), 6/6/33, Callable
6/6/32 @ 100(c) .................................................... 2,500 2,084
TIAA FSB Holdings, Inc., 5.75%, 7/2/25, Callable 6/2/25 @ 100 ..................... 10,000 9,325
Truist Bank, 2.25%, 3/11/30, Callable 12/11/29 @ 100 ............................ 2,450 1,808
Truist Financial Corp., 1.89% (SOFR+86bps), 6/7/29, MTN, Callable 6/7/28 @ 100(c) ..... 5,000 4,000
UL Solutions, Inc., 6.50%, 10/20/28, Callable 9/20/28 @ 100(a) ..................... 8,000 7,928
US BanCorp, 5.84% (SOFR+226bps), 6/12/34, Callable 6/10/33 @ 100(c) .............. 4,000 3,689
W R Berkley Corp., 3.55%, 3/30/52, Callable 9/30/51 @ 100 ........................ 5,588 3,385
Webster Financial Corp.
4.38%, 2/15/24, Callable 1/16/24 @ 100 .................................. 6,285 6,236
4.00% (TSFR3M+253bps), 12/30/29, Callable 12/30/24 @ 100(c) ................ 4,750 4,348
Wells Fargo & Co., 5.90%, Callable 6/15/24 @ 100(f) ............................. 15,492 15,267
543,133
Health Care (2.9%):
AbbVie, Inc., 4.25%, 11/21/49, Callable 5/21/49 @ 100 ........................... 2,500 1,875
Amgen, Inc.
5.25%, 3/2/33, Callable 12/2/32 @ 100 ................................... 4,000 3,731
3.00%, 1/15/52, Callable 7/15/51 @ 100 .................................. 4,500 2,552
4.20%, 2/22/52, Callable 8/22/51 @ 100 .................................. 3,500 2,458
Baxter International, Inc., 3.13%, 12/1/51, Callable 6/1/51 @ 100 .................... 10,000 5,502
Bio-Rad Laboratories, Inc., 3.30%, 3/15/27, Callable 2/15/27 @ 100 .................. 3,500 3,193
Bon Secours Charity Health System, Inc., 5.25%, 11/1/25 .......................... 3,000 2,904
Bristol-Myers Squibb Co., 5.90%, 11/15/33, Callable 8/15/33 @ 100 .................. 4,100 4,079
Centene Corp., 2.50%, 3/1/31, Callable 12/1/30 @ 100 ............................ 4,000 3,029
Cigna Corp., 3.40%, 3/1/27, Callable 12/1/26 @ 100 .............................. 5,000 4,635
CVS Health Corp.
1.75%, 8/21/30, Callable 5/21/30 @ 100 .................................. 3,000 2,266
5.63%, 2/21/53, Callable 8/21/52 @ 100 .................................. 4,500 3,812
CVS Pass-Through Trust, 6.04%, 12/10/28 ..................................... 3,578 3,532
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100 .................... 15,750 12,817
Eastern Maine Healthcare Systems, 5.02%, 7/1/36 ............................... 17,000 14,951
Fresenius Medical Care U.S. Finance III, Inc., 2.38%, 2/16/31, Callable 11/16/30 @ 100(a) .. 13,000 8,843
HCA, Inc.
4.38%, 3/15/42, Callable 9/15/41 @ 100 .................................. 2,156 1,553
5.50%, 6/15/47, Callable 12/15/46 @ 100 ................................. 2,000 1,609
5.90%, 6/1/53, Callable 12/1/52 @ 100 ................................... 3,500 2,959
Illumina, Inc., 2.55%, 3/23/31, Callable 12/23/30 @ 100 ........................... 15,000 11,421
Northwell Healthcare, Inc., 3.39%, 11/1/27, Callable 8/1/27 @ 100 ................... 3,900 3,495
Orlando Health Obligated Group, 2.89%, 10/1/35 ................................ 1,660 1,251
PerkinElmer, Inc.
2.55%, 3/15/31, Callable 12/15/30 @ 100 ................................. 8,500 6,546
2.25%, 9/15/31, Callable 6/15/31 @ 100 .................................. 4,500 3,347
Southern Illinois Healthcare Enterprises, Inc., 3.97%, 5/15/50, Callable 11/15/49 @ 100 .... 9,000 5,587
Tent Healthcare Corp., 6.13%, 6/15/30, Callable 6/15/25 @ 103.06 ................... 1,500 1,391
Trinity Health Corp., 2.63%, 12/1/40, Callable 6/1/40 @ 100 ........................ 3,000 1,866
Universal Health Services, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100 .............. 9,827 7,209
128,413
Industrials (6.8%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100 ................ 10,000 7,571

Victory Portfolios III
Victory Income Fund
14
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Air Lease Corp., 2.88%, 1/15/32, Callable 10/15/31 @ 100 ......................... $ 4,750 $ 3,614
American Airlines Pass Through Trust
3.70%, 10/1/26 .................................................... 5,281 4,720
4.00%, 9/22/27 .................................................... 6,447 5,669
4.00%, 2/15/29 .................................................... 3,431 2,945
3.60%, 10/15/29 .................................................... 7,023 5,853
Ashtead Capital, Inc.
4.00%, 5/1/28, Callable 11/20/23 @ 102(a) ................................ 2,500 2,234
4.25%, 11/1/29, Callable 11/1/24 @ 102.13(a) .............................. 3,937 3,433
2.45%, 8/12/31, Callable 5/12/31 @ 100(a) ................................ 6,000 4,414
5.50%, 8/11/32, Callable 5/11/32 @ 100(a) ................................ 3,750 3,356
5.95%, 10/15/33, Callable 7/15/33 @ 100(a) ............................... 4,000 3,645
BNSF Funding Trust I, 6.61% (US0003M+235bps), 12/15/55, Callable 1/15/26 @ 100(c) ... 8,325 8,023
British Airways Pass Through Trust
3.35%, 6/15/29(a) .................................................. 4,506 3,979
3.80%, 9/20/31(a) .................................................. 2,713 2,416
Builders FirstSource, Inc., 6.38%, 6/15/32, Callable 6/15/27 @ 103.19(a) ............... 2,500 2,291
Burlington Northern Santa Fe LLC, 3.90%, 8/1/46, Callable 2/1/46 @ 100 .............. 5,000 3,539
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100 ......................... 7,927 6,409
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100 ....................... 9,500 6,399
Continental Airlines Pass Through Trust, 4.00%, 10/29/24 .......................... 2,514 2,428
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100(a) ...................... 10,354 8,095
Daimler Truck Finance North America LLC, 2.38%, 12/14/28(a) ..................... 5,600 4,697
Delta Air Lines Pass Through Trust, 3.88%, 7/30/27 .............................. 5,863 5,273
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a) ......................... 2,000 1,879
FedEx Corp., 4.05%, 2/15/48, Callable 8/15/47 @ 100 ............................ 6,500 4,517
Fluor Corp., 4.25%, 9/15/28, Callable 6/15/28 @ 100(h) ........................... 8,000 7,262
Fortune Brands Innovations, Inc., 4.00%, 3/25/32, Callable 12/25/31 @ 100 ............. 5,500 4,556
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100 ....................... 13,000 9,711
Hawaiian Airlines Pass Through Certificates, 3.90%, 1/15/26 ........................ 8,695 7,740
Hillenbrand, Inc.
5.00%, 9/15/26, Callable 7/15/26 @ 100 .................................. 10,000 9,634
3.75%, 3/1/31, Callable 3/1/26 @ 101.88 .................................. 3,150 2,478
Howmet Aerospace, Inc., 3.00%, 1/15/29, Callable 11/15/28 @ 100 ................... 8,500 7,166
Hubbell, Inc.
3.50%, 2/15/28, Callable 11/15/27 @ 100 .................................. 1,500 1,377
2.30%, 3/15/31, Callable 12/15/30 @ 100 ................................. 8,500 6,584
JetBlue Pass Through Trust, 2.95%, 5/15/28 .................................... 8,210 6,856
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100 ......................... 5,295 4,945
Leidos, Inc., 2.30%, 2/15/31, Callable 11/15/30 @ 100 ............................ 15,000 11,278
Lincoln Center for the Performing Arts, Inc., 3.71%, 12/1/35, Callable 9/1/35 @ 100 ....... 3,935 3,098
Molex Electronic Technologies LLC, 3.90%, 4/15/25, Callable 1/15/25 @ 100(a) ......... 10,000 9,533
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100 ...................... 7,000 4,764
Pentair Finance Sarl, 5.90%, 7/15/32, Callable 4/15/32 @ 100 ....................... 7,500 7,132
Quanta Services, Inc., 2.35%, 1/15/32, Callable 10/15/31 @ 100 ..................... 5,250 3,777
Raytheon Technologies Corp., 4.20%, 12/15/44, Callable 6/15/44 @ 100 ............... 10,000 6,945
Regal Rexnord Corp., 6.40%, 4/15/33, Callable 1/15/33 @ 100(a) .................... 1,465 1,346
Ryder System, Inc., 5.25%, 6/1/28, MTN, Callable 5/1/28 @ 100 ..................... 5,000 4,811
Spirit Airlines Pass Through Trust
4.45%, 4/1/24 ..................................................... 1,487 1,452
4.10%, 4/1/28 ..................................................... 8,449 7,521
3.38%, 2/15/30 .................................................... 6,970 5,887
The Boeing Co.
3.25%, 2/1/28, Callable 12/1/27 @ 100 ................................... 4,000 3,570
3.63%, 2/1/31, Callable 11/1/30 @ 100 ................................... 4,000 3,372
5.71%, 5/1/40, Callable 11/1/39 @ 100 ................................... 15,000 13,260
5.81%, 5/1/50, Callable 11/1/49 @ 100 ................................... 4,500 3,878
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100 ...... 7,000 5,930
The Timken Co., 4.13%, 4/1/32, Callable 1/1/32 @ 100 ............................ 6,400 5,340
TOTE Maritime Alaska LLC (NBGA - United States Government), 6.37%, 4/15/28 ....... 4,355 4,358
U.S. Airways Pass Through Trust, 3.95%, 11/15/25 ............................... 4,110 3,852
Union Pacific Corp.
3.38%, 2/1/35, Callable 8/1/34 @ 100 .................................... 2,000 1,564
4.25%, 4/15/43, Callable 10/15/42 @ 100 ................................. 5,000 3,692

Victory Portfolios III
Victory Income Fund
15
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
United Airlines Pass Through Trust
4.30%, 8/15/25 .................................................... $ 2,766 $ 2,628
2.90%, 5/1/28 ..................................................... 4,266 3,505
298,201
Information Technology (2.3%):
Amphenol Corp., 2.20%, 9/15/31, Callable 6/15/31 @ 100 ......................... 8,875 6,772
Broadcom, Inc.
2.45%, 2/15/31, Callable 11/15/30 @ 100(a) ................................ 8,500 6,521
2.60%, 2/15/33, Callable 11/15/32 @ 100(a) ................................ 10,000 7,251
3.47%, 4/15/34, Callable 1/15/34 @ 100(a) ................................ 2,000 1,522
Dell International LLC/EMC Corp.
5.75%, 2/1/33, Callable 11/1/32 @ 100(h) ................................. 700 661
3.38%, 12/15/41, Callable 6/15/41 @ 100 ................................. 9,500 6,115
HP, Inc., 5.50%, 1/15/33, Callable 10/15/32 @ 100 ............................... 3,000 2,752
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100 .............................. 4,776 3,781
Marvell Technology, Inc., 2.45%, 4/15/28, Callable 2/15/28 @ 100 ................... 5,950 5,081
Micron Technology, Inc., 5.88%, 2/9/33, Callable 11/9/32 @ 100 ..................... 4,000 3,718
Microsoft Corp., 2.53%, 6/1/50, Callable 12/1/49 @ 100 ........................... 4,250 2,427
Motorola Solutions, Inc.
2.75%, 5/24/31, Callable 2/24/31 @ 100 .................................. 10,000 7,752
5.60%, 6/1/32, Callable 3/1/32 @ 100 .................................... 4,000 3,735
Oracle Corp.
2.95%, 4/1/30, Callable 1/1/30 @ 100 .................................... 7,000 5,801
3.85%, 7/15/36, Callable 1/15/36 @ 100 .................................. 9,250 7,045
3.60%, 4/1/50, Callable 10/1/49 @ 100 ................................... 4,750 2,907
Qorvo, Inc., 3.38%, 4/1/31, Callable 4/1/26 @ 101.69(a) ........................... 15,985 12,360
Skyworks Solutions, Inc., 3.00%, 6/1/31, Callable 3/1/31 @ 100 ..................... 8,800 6,744
TSMC Arizona Corp., 2.50%, 10/25/31, Callable 7/25/31 @ 100 ..................... 9,000 7,116
Workday, Inc., 3.70%, 4/1/29, Callable 2/1/29 @ 100 ............................. 3,000 2,677
102,738
Materials (2.6%):
Albemarle Corp., 4.65%, 6/1/27, Callable 5/1/27 @ 100 ........................... 6,000 5,665
Amcor Finance USA, Inc., 5.63%, 5/26/33, Callable 2/26/33 @ 100 ................... 3,864 3,598
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100 ........................ 7,071 5,760
Avery Dennison Corp., 2.25%, 2/15/32, Callable 11/15/31 @ 100 .................... 11,500 8,445
Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @ 100 .............................. 8,500 6,572
Bayport Polymers LLC, 4.74%, 4/14/27, Callable 3/14/27 @ 100(a) ................... 6,000 5,536
Celanese U.S. Holdings LLC, 6.33%, 7/15/29, Callable 5/15/29 @ 100 ................ 2,564 2,469
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100(a) ................. 4,000 3,371
Commercial Metals Co., 3.88%, 2/15/31, Callable 2/15/26 @ 101.94 .................. 4,500 3,647
Eagle Materials, Inc., 2.50%, 7/1/31, Callable 4/1/31 @ 100 ........................ 11,601 8,833
Ecolab, Inc.
2.13%, 8/15/50, Callable 2/15/50 @ 100 .................................. 5,000 2,459
2.70%, 12/15/51, Callable 6/15/51 @ 100 ................................. 500 275
Freeport-McMoRan, Inc.
4.38%, 8/1/28, Callable 12/8/23 @ 102.19 ................................. 3,500 3,175
4.63%, 8/1/30, Callable 8/1/25 @ 102.31 .................................. 2,000 1,766
LYB International Finance III LLC
5.63%, 5/15/33, Callable 2/15/33 @ 100 .................................. 3,000 2,812
3.38%, 10/1/40, Callable 4/1/40 @ 100 ................................... 1,500 970
4.20%, 5/1/50, Callable 11/1/49 @ 100 ................................... 2,500 1,658
Martin Marietta Materials, Inc., 2.40%, 7/15/31, Callable 4/15/31 @ 100 ............... 5,000 3,832
Monsanto Co.
3.38%, 7/15/24, Callable 4/15/24 @ 100 .................................. 5,000 4,878
3.95%, 4/15/45, Callable 10/15/44 @ 100 ................................. 5,000 2,879
NewMarket Corp., 2.70%, 3/18/31, Callable 12/18/30 @ 100 ........................ 7,500 5,748
Packaging Corp. of America, 3.05%, 10/1/51, Callable 4/1/51 @ 100 .................. 10,875 6,135
Reliance Steel & Aluminum Co., 2.15%, 8/15/30, Callable 5/15/30 @ 100 .............. 9,937 7,610
The Dow Chemical Co.
6.30%, 3/15/33, Callable 12/15/32 @ 100(h) ............................... 4,000 4,015
4.25%, 10/1/34, Callable 4/1/34 @ 100 ................................... 4,750 4,004
Vulcan Materials Co., 3.50%, 6/1/30, Callable 3/1/30 @ 100 ........................ 5,000 4,270

Victory Portfolios III
Victory Income Fund
16
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Worthington Industries, Inc., 4.30%, 8/1/32, Callable 5/1/32 @ 100 ................... $ 5,890 $ 4,488
114,870
Real Estate (2.0%):
Alexandria Real Estate Equities, Inc.
1.88%, 2/1/33, Callable 11/1/32 @ 100 ................................... 4,000 2,725
3.55%, 3/15/52, Callable 9/15/51 @ 100 .................................. 2,000 1,193
AvalonBay Communities, Inc.
3.20%, 1/15/28, Callable 10/15/27 @ 100, MTN ............................. 2,679 2,426
2.45%, 1/15/31, Callable 10/17/30 @ 100, MTN ............................. 2,000 1,579
Boston Properties LP
2.55%, 4/1/32, Callable 1/1/32 @ 100 .................................... 4,000 2,771
2.45%, 10/1/33, Callable 7/1/33 @ 100 ................................... 7,878 5,120
CBRE Services, Inc., 5.95%, 8/15/34, Callable 5/15/34 @ 100 ....................... 8,000 7,267
Crown Castle, Inc.
2.25%, 1/15/31, Callable 10/15/30 @ 100 ................................. 1,250 942
2.90%, 4/1/41, Callable 10/1/40 @ 100 ................................... 5,000 3,013
ERP Operating LP, 2.85%, 11/1/26, Callable 8/1/26 @ 100 ......................... 9,000 8,271
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100 ....................... 5,000 3,781
GLP Capital LP/GLP Financing II, Inc.
4.00%, 1/15/31, Callable 10/15/30 @ 100 ................................. 4,000 3,249
3.25%, 1/15/32, Callable 10/15/31 @ 100 ................................. 3,617 2,736
Highwoods Realty LP, 2.60%, 2/1/31, Callable 11/1/30 @ 100 ....................... 3,502 2,455
Host Hotels & Resorts LP
3.38%, 12/15/29, Callable 9/15/29 @ 100 ................................. 3,500 2,880
3.50%, 9/15/30, Callable 6/15/30 @ 100 .................................. 4,150 3,354
Hudson Pacific Properties LP
3.95%, 11/1/27, Callable 8/1/27 @ 100 ................................... 5,000 3,859
4.65%, 4/1/29, Callable 1/1/29 @ 100 .................................... 1,979 1,416
3.25%, 1/15/30, Callable 10/15/29 @ 100 ................................. 9,629 6,185
Kilroy Realty LP, 2.65%, 11/15/33, Callable 8/15/33 @ 100 ........................ 11,850 7,740
Physicians Realty LP, 4.30%, 3/15/27, Callable 12/15/26 @ 100 ..................... 5,000 4,647
SBA Tower Trust
2.84%, 1/15/25, Callable 1/15/24 @ 100(a) ................................ 2,000 1,910
6.60%, 1/15/28, Callable 1/15/27 @ 100(a) ................................ 1,158 1,155
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102.06(a) .... 8,000 6,597
87,271
Utilities (4.2%):
AEP Texas, Inc., 4.70%, 5/15/32, Callable 2/15/32 @ 100 .......................... 6,000 5,337
Alabama Power Co., 3.85%, 12/1/42 ......................................... 3,000 2,157
Ameren Corp.
1.75%, 3/15/28, Callable 1/15/28 @ 100 .................................. 4,000 3,349
3.50%, 1/15/31, Callable 10/15/30 @ 100 ................................. 4,250 3,560
Atmos Energy Corp., 4.13%, 10/15/44, Callable 4/15/44 @ 100 ...................... 8,000 5,974
Berkshire Hathaway Energy Co., 4.50%, 2/1/45, Callable 8/1/44 @ 100 ................ 12,000 9,197
Black Hills Corp., 3.88%, 10/15/49, Callable 4/15/49 @ 100 ........................ 10,000 6,348
CenterPoint Energy, Inc., 2.65%, 6/1/31, Callable 3/1/31 @ 100 ...................... 8,500 6,629
Delmarva Power & Light Co., 4.15%, 5/15/45, Callable 11/15/44 @ 100 ............... 5,000 3,604
Dominion Energy South Carolina, Inc., 4.10%, 6/15/46, Callable 12/15/45 @ 100 ......... 5,000 3,464
Duke Energy Carolinas LLC, 3.88%, 3/15/46, Callable 9/15/45 @ 100 ................. 5,000 3,439
Duke Energy Progress LLC, 4.15%, 12/1/44, Callable 6/1/44 @ 100 .................. 7,000 5,111
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100(a) .............. 3,967 2,872
Entergy Louisiana LLC, 4.95%, 1/15/45, Callable 1/15/25 @ 100 .................... 7,000 5,592
Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100 .................... 5,000 4,470
Entergy Texas, Inc.
3.45%, 12/1/27, Callable 9/1/27 @ 100 ................................... 9,420 8,504
3.55%, 9/30/49, Callable 3/30/49 @ 100 .................................. 5,000 3,162
Florida Power & Light Co.
3.15%, 10/1/49, Callable 4/1/49 @ 100 ................................... 8,750 5,328
2.88%, 12/4/51, Callable 6/4/51 @ 100 ................................... 4,500 2,553
IPALCO Enterprises, Inc., 4.25%, 5/1/30, Callable 2/1/30 @ 100 ..................... 5,475 4,726

Victory Portfolios III
Victory Income Fund
17
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
ITC Holdings Corp.
4.95%, 9/22/27, Callable 8/22/27 @ 100(a) ................................ $ 4,000 $ 3,861
3.35%, 11/15/27, Callable 8/15/27 @ 100 .................................. 2,000 1,815
MidAmerican Energy Co.
3.15%, 4/15/50, Callable 10/15/49 @ 100 ................................. 7,000 4,199
2.70%, 8/1/52, Callable 2/1/52 @ 100 .................................... 2,500 1,339
Mississippi Power Co., 4.25%, 3/15/42 ....................................... 3,168 2,325
NRG Energy, Inc.
4.45%, 6/15/29, Callable 3/15/29 @ 100(a) ................................ 2,907 2,511
7.00%, 3/15/33, Callable 12/15/32 @ 100(a) ............................... 6,000 5,658
Oglethorpe Power Corp., 4.50%, 4/1/47, Callable 10/1/46 @ 100 ..................... 3,750 2,689
Oncor Electric Delivery Co. LLC, 3.75%, 4/1/45, Callable 10/1/44 @ 100 .............. 5,000 3,520
PECO Energy Co., 3.00%, 9/15/49, Callable 3/15/49 @ 100 ........................ 7,000 4,083
Potomac Electric Power Co., 4.15%, 3/15/43, Callable 9/15/42 @ 100 ................. 5,000 3,789
Public Service Co. of Colorado, 2.70%, 1/15/51, Callable 7/15/50 @ 100 ............... 7,000 3,669
Public Service Electric & Gas Co., 3.80%, 3/1/46, MTN, Callable 9/1/45 @ 100 .......... 8,000 5,648
Rayburn Country Securitization LLC, 2.31%, 12/1/30(a) ........................... 5,404 4,756
South Jersey Industries, Inc., 5.02%, 4/15/31 ................................... 9,000 6,850
Southwestern Public Service Co., 3.15%, 5/1/50, Callable 11/1/49 @ 100 ............... 10,000 5,778
The AES Corp., 2.45%, 1/15/31, Callable 10/15/30 @ 100 .......................... 9,000 6,764
Tri-State Generation & Transmission Association, Inc.
4.70%, 11/1/44, Callable 5/1/44 @ 100 ................................... 5,000 3,436
4.25%, 6/1/46, Callable 12/1/45 @ 100 ................................... 10,000 6,612
WEC Energy Group, Inc., 7.74% (TSFR3M+237bps), 5/15/67, Callable 12/8/23 @ 100(c) ... 13,000 11,277
185,955
Total Corporate Bonds (Cost $2,322,897)
a
a
a
1,918,913
Yankee Dollars (11.9%)
Communication Services (0.3%):
Rogers Communications, Inc.
3.20%, 3/15/27, Callable 2/15/27 @ 100 .................................. 5,000 4,541
4.50%, 3/15/42, Callable 9/15/41 @ 100 .................................. 9,500 7,024
11,565
Consumer Discretionary (0.4%):
GENM Capital Labuan Ltd., 3.88%, 4/19/31, Callable 1/19/31 @ 100(a) ............... 8,500 6,462
International Game Technology PLC, 5.25%, 1/15/29, Callable 1/15/24 @ 102.63(a) ....... 5,500 5,006
Nemak SAB de CV, 3.63%, 6/28/31, Callable 3/28/31 @ 100(a) ..................... 7,192 5,310
16,778
Consumer Staples (0.6%):
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100(a) ............ 9,333 7,718
Bacardi Ltd., 4.70%, 5/15/28, Callable 2/15/28 @ 100(a) ........................... 12,000 11,264
Imperial Brands Finance PLC
4.25%, 7/21/25, Callable 4/21/25 @ 100(a) ................................ 5,000 4,830
3.88%, 7/26/29, Callable 4/26/29 @ 100(a) ................................ 5,000 4,360
28,172
Energy (0.6%):
Aker BP ASA, 4.00%, 1/15/31, Callable 10/15/30 @ 100(a) ........................ 9,250 7,803
Korea National Oil Corp., 2.63%, 4/18/32(a) ................................... 6,000 4,678
Petroleos Mexicanos
5.95%, 1/28/31, Callable 10/28/30 @ 100 ................................. 6,667 4,725
6.70%, 2/16/32, Callable 11/16/31 @ 100 .................................. 1,500 1,102
Shell International Finance BV, 3.63%, 8/21/42 ................................. 7,000 5,064
Var Energi ASA, 8.00%, 11/15/32, Callable 8/15/32 @ 100(a) ....................... 3,750 3,858
27,230
Financials (6.8%):
ABN AMRO Bank NV
4.75%, 7/28/25(a) .................................................. 6,000 5,784
4.80%, 4/18/26(a) .................................................. 8,000 7,618

Victory Portfolios III
Victory Income Fund
18
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Allianz SE, 6.35% (H15T5Y+323bps), 9/6/53, Callable 3/6/33 @ 100(a)(c) ............. $ 2,000 $ 1,909
ANZ Bank New Zealand Ltd., 5.55%, 8/11/32, Callable 8/11/27 @ 100(a) .............. 4,167 4,019
Ascot Group Ltd., 4.25%, 12/15/30, Callable 12/15/25 @ 100(a) ..................... 7,802 6,087
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 7.53%
(H15T5Y+300bps), 10/1/28(a)(c) ....................................... 1,000 997
Banco Santander SA, 6.92%, 8/8/33 ......................................... 4,000 3,719
Bank of Montreal, 3.09% (H15T5Y+140bps), 1/10/37, Callable 1/10/32 @ 100(c) ........ 6,500 4,706
Barclays PLC
7.38% (H15T1Y+330bps), 11/2/28, Callable 11/2/27 @ 100(c) .................. 5,000 5,054
2.89% (H15T1Y+130bps), 11/24/32, Callable 11/24/31 @ 100(c) ................ 5,000 3,651
6.22% (SOFR+298bps), 5/9/34, Callable 5/9/33 @ 100(c) ...................... 3,000 2,748
BBVA Bancomer SA, 8.45%, 6/29/38, Callable 6/29/33 @ 100(a) .................... 3,125 2,975
BNP Paribas SA
4.38%, 5/12/26(a) .................................................. 5,500 5,220
4.63%, 3/13/27(a) .................................................. 4,500 4,215
BP Capital Markets PLC
4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100(c)(f) ....................... 9,500 9,024
4.88% (H15T5Y+440bps), Callable 3/22/30 @ 100(c)(f) ....................... 4,000 3,478
BPCE SA
3.50%, 10/23/27(a) .................................................. 5,000 4,464
3.25%, 1/11/28(a) ................................................... 6,000 5,305
Brookfield Finance, Inc., 4.85%, 3/29/29, Callable 12/29/28 @ 100 ................... 7,000 6,509
Canadian Imperial Bank of Commerce
7.26%, 4/10/32(a) .................................................. 5,464 5,639
6.09%, 10/3/33, Callable 7/3/33 @ 100 ................................... 1,500 1,445
Commonwealth Bank of Australia
2.69%, 3/11/31(a) ................................................... 9,000 6,676
3.78%, 3/14/32(a) .................................................. 3,000 2,350
Cooperatieve Rabobank UA, 4.00% (USSW5+189bps), 4/10/29, MTN, Callable 4/10/24 @
100(c) ........................................................... 5,000 4,916
Credit Agricole SA, 4.13%, 1/10/27(a) ........................................ 15,000 13,976
Credit Suisse Group AG
3.87% (US0003M+141bps), 1/12/29, Callable 1/12/28 @ 100(a)(c) ............... 4,445 3,980
9.02% (SOFR+502bps), 11/15/33, Callable 11/15/32 @ 100(a)(c) ................ 750 840
Deutsche Bank AG
4.87% (USISDA05+255bps), 12/1/32, Callable 12/1/27 @ 100(c) ................ 10,000 8,407
3.74% (SOFR+226bps), 1/7/33, Callable 10/7/31 @ 100(c) ..................... 5,000 3,506
HSBC Holdings PLC, 2.21% (SOFR+129bps), 8/17/29, Callable 8/17/28 @ 100(c) ........ 8,500 6,907
ING Groep NV, 3.95%, 3/29/27 ............................................. 5,000 4,628
Lloyds Banking Group PLC
3.75%, 1/11/27 ..................................................... 9,000 8,275
3.57% (US0003M+121bps), 11/7/28, Callable 11/7/27 @ 100(c) ................. 5,000 4,438
7.95% (H15T1Y+375bps), 11/15/33, Callable 8/15/32 @ 100(c) ................. 2,121 2,150
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100(a)(c) ...... 8,750 6,360
Macquarie Group Ltd., 4.10% (SOFR+213bps), 6/21/28, Callable 6/21/27 @ 100(a)(c) ..... 5,000 4,605
Mitsubishi UFJ Financial Group, Inc., 5.02% (H15T1Y+195bps), 7/20/28, Callable 7/20/27 @
100(c) ........................................................... 5,000 4,791
Mizuho Financial Group, Inc.
3.17%, 9/11/27 ..................................................... 5,000 4,488
2.56%, 9/13/31 .................................................... 5,000 3,678
2.17% (H15T1Y+87bps), 5/22/32, Callable 5/22/31 @ 100(c) ................... 5,000 3,667
Nationwide Building Society, 4.00%, 9/14/26(a) ................................. 7,058 6,546
NatWest Group PLC
4.80%, 4/5/26 ..................................................... 5,000 4,816
5.08% (US0003M+191bps), 1/27/30, Callable 1/27/29 @ 100(c) ................. 6,000 5,507
Nomura Holdings, Inc., 5.61%, 7/6/29 ........................................ 5,000 4,760
nVent Finance Sarl, 5.65%, 5/15/33, Callable 2/15/33 @ 100 ........................ 5,500 4,992
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31, Callable 8/24/31 @ 100(a)
(h) ............................................................. 6,000 4,965
Santander UK Group Holdings PLC, 2.90% (SOFR+148bps), 3/15/32, Callable 3/15/31 @
100(c) ........................................................... 3,000 2,276
Societe Generale SA
1.49% (H15T1Y+110bps), 12/14/26, Callable 12/14/25 @ 100(a)(c) .............. 8,500 7,579
6.22% (H15T1Y+320bps), 6/15/33, Callable 6/15/32 @ 100(a)(c) ................ 9,000 7,937

Victory Portfolios III
Victory Income Fund
19
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Standard Chartered PLC
7.77% (H15T1Y+345bps), 11/16/28, Callable 11/16/27 @ 100(a)(c) .............. $ 2,500 $ 2,581
4.87% (USISDA05+197bps), 3/15/33, Callable 3/15/28 @ 100(a)(c) .............. 7,500 6,630
Sumitomo Mitsui Financial Group, Inc., 2.22%, 9/17/31 ........................... 8,500 6,297
The Bank of Nova Scotia, 1.30%, 9/15/26 ..................................... 7,000 6,139
The Toronto-Dominion Bank
2.00%, 9/10/31 .................................................... 8,500 6,280
3.63% (USSW5+221bps), 9/15/31, Callable 9/15/26 @ 100(c) ................... 10,000 9,187
UBS Group AG
4.55%, 4/17/26 .................................................... 5,000 4,778
4.28%, 1/9/28, Callable 1/9/27 @ 100(a) .................................. 3,250 2,964
Washington Aircraft 1 Co. DAC, Title XI (NBGA - United States Government), 2.64%,
9/15/26 .......................................................... 1,877 1,766
Westpac Banking Corp.
4.32% (USISOA05+224bps), 11/23/31, Callable 11/23/26 @ 100(c) ............... 5,000 4,617
2.67% (H15T5Y+175bps), 11/15/35, Callable 11/15/30 @ 100(c) ................ 4,000 2,911
3.02% (H15T5Y+153bps), 11/18/36, Callable 11/18/31 @ 100(c) ................ 2,000 1,445
298,177
Health Care (0.9%):
Olympus Corp., 2.14%, 12/8/26, Callable 11/8/26 @ 100(a) ........................ 3,939 3,510
Royalty Pharma PLC
2.15%, 9/2/31, Callable 6/2/31 @ 100 .................................... 8,500 6,239
3.30%, 9/2/40, Callable 3/2/40 @ 100 .................................... 10,167 6,423
3.55%, 9/2/50, Callable 3/2/50 @ 100(h) .................................. 2,500 1,457
Smith & Nephew PLC, 2.03%, 10/14/30, Callable 7/14/30 @ 100 .................... 10,240 7,704
STERIS Irish FinCo Unlimited Co.
2.70%, 3/15/31, Callable 12/15/30 @ 100 ................................. 3,000 2,374
3.75%, 3/15/51, Callable 9/15/50 @ 100 .................................. 8,000 5,285
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26 .................... 5,000 4,391
37,383
Industrials (1.1%):
Air Canada Pass Through Trust
4.13%, 5/15/25(a) .................................................. 13,954 13,134
3.60%, 3/15/27(a) .................................................. 6,225 5,706
3.75%, 12/15/27(a) .................................................. 3,975 3,581
Aircastle Ltd., 6.50%, 7/18/28, Callable 6/18/28 @ 100(a) .......................... 3,000 2,879
BAE Systems PLC, 3.40%, 4/15/30, Callable 1/15/30 @ 100(a) ...................... 3,500 2,994
Ferguson Finance PLC
3.25%, 6/2/30, Callable 3/2/30 @ 100(a) .................................. 6,000 4,994
4.65%, 4/20/32, Callable 1/20/32 @ 100(a) ................................ 3,000 2,639
Rolls-Royce PLC, 3.63%, 10/14/25, Callable 7/14/25 @ 100(a) ...................... 5,000 4,703
Trane Technologies Financing Ltd., 5.25%, 3/3/33, Callable 12/3/32 @ 100 ............. 4,000 3,747
Turkish Airlines Pass Through Trust, 4.20%, 3/15/27(a) ............................ 4,444 4,010
48,387
Information Technology (0.2%):
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.65%, 2/15/32, Callable 11/15/31 @ 100 .... 7,000 5,280
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a) ........................ 1,765 1,759
SK Hynix, Inc., 2.38%, 1/19/31(a) ........................................... 5,000 3,694
10,733
Materials (0.7%):
ArcelorMittal SA
6.80%, 11/29/32, Callable 8/29/32 @ 100 .................................. 3,250 3,111
7.00%, 10/15/39 .................................................... 4,000 3,798
Braskem Netherlands Finance BV
4.50%, 1/31/30, Callable 10/31/29 @ 100(a) ............................... 13,000 9,996
7.25%, 2/13/33, Callable 11/13/32 @ 100(a) ................................ 1,600 1,378
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100(a) ....................... 7,235 5,898
Endeavour Mining PLC, 5.00%, 10/14/26, Callable 12/8/23 @ 102.5(a)(h) .............. 3,500 3,075
Teck Resources Ltd., 6.13%, 10/1/35 ......................................... 5,000 4,642
31,898

Victory Portfolios III
Victory Income Fund
20
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @
100(a) ........................................................... $ 5,500 $ 4,064
Utilities (0.2%):
Enel Chile SA, 4.88%, 6/12/28, Callable 3/12/28 @ 100 ........................... 5,000 4,655
Enel Finance International NV, 2.25%, 7/12/31, Callable 4/12/31 @ 100(a) .............. 5,000 3,676
8,331
Total Yankee Dollars (Cost $603,076)
a
a
a
522,718
Municipal Bonds (4.8%)
Arizona (0.1%):
City of Phoenix Civic Improvement Corp. Revenue
1.16%, 7/1/26 ..................................................... 910 816
1.59%, 7/1/29 ..................................................... 1,000 810
1.84%, 7/1/31, Continuously Callable @100 ............................... 2,000 1,525
3,151
California (0.5%):
City of El Cajon Revenue
Series A, 2.09%, 4/1/29 .............................................. 425 355
Series A, 2.19%, 4/1/30 .............................................. 425 344
Series A, 2.29%, 4/1/31, Continuously Callable @100 ......................... 550 434
City of Riverside Revenue
Series A, 2.49%, 6/1/26 .............................................. 1,800 1,672
Series A, 2.64%, 6/1/27 .............................................. 1,400 1,270
San Jose Financing Authority Revenue, 1.71%, 6/1/28 ............................. 2,000 1,682
San Jose Redevelopment Agency Successor Agency Tax Allocation, Series A-T, 3.13%, 8/1/28,
Continuously Callable @100 ........................................... 10,000 9,025
San Marcos Redevelopment Agency Successor Agency Tax Allocation, Series B, 4.47%,
10/1/29 .......................................................... 6,500 6,113
Vista Redevelopment Agency Successor Agency Tax Allocation (INS - Assured Guaranty
Municipal Corp.), Series A, 4.13%, 9/1/30, Continuously Callable @100 ........... 2,590 2,314
23,209
Connecticut (0.1%):
State of Connecticut, GO, Series A, 3.43%, 4/15/28 .............................. 1,500 1,383
Town of Hamden, GO, 4.93%, 8/15/30, Continuously Callable @100 .................. 3,845 3,554
4,937
Florida (0.5%):
Florida Development Finance Corp. Revenue, Series B, 3.22%, 2/1/32, Continuously Callable
@100 ........................................................... 4,080 3,232
Hillsborough County IDA Revenue, 3.58%, 8/1/35, Continuously Callable @100 ......... 13,500 10,237
Hillsborough County School Board Certificate of Participation, Series B, 1.92%, 7/1/25 .... 4,250 3,992
St. Johns County IDA Revenue (INS - Assured Guaranty Municipal Corp.), Series B, 2.54%,
10/1/30, Continuously Callable @100 .................................... 2,500 2,005
19,466
Georgia (0.1%):
Atlanta & Fulton County Recreation Authority Revenue, 4.00%, 12/15/46 .............. 1,500 1,111
Savannah Hospital Authority Revenue, Series B, 3.99%, 7/1/38 ...................... 5,000 3,840
4,951
Hawaii (0.2%):
State of Hawaii Department of Business Economic Development & Tourism Revenue, Series
A-2, 3.24%, 1/1/31 .................................................. 9,908 9,297
Idaho (0.1%):
Idaho State Building Authority Revenue
Series A, 3.78%, 9/1/30, Continuously Callable @100 ......................... 2,500 2,240
Series A, 3.93%, 9/1/31, Continuously Callable @100 ......................... 2,120 1,886
Series A, 3.98%, 9/1/32, Continuously Callable @100 ......................... 2,000 1,758
5,884
Illinois (0.3%):
City of Chicago Wastewater Transmission Revenue, 5.84%, 1/1/35 ................... 6,500 6,413

Victory Portfolios III
Victory Income Fund
21
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
State of Illinois Sales Tax Revenue
Series B, 2.51%, 6/15/32, Continuously Callable @100 ........................ $ 2,000 $ 1,483
Series B, 2.66%, 6/15/33, Continuously Callable @100 ........................ 1,500 1,094
Winnebago & Boone Counties School District No. 205 Rockford, GO, 3.80%, 12/1/26,
Continuously Callable @100 ........................................... 4,500 4,301
13,291
Indiana (0.2%):
Indiana Finance Authority Revenue
Series A, 3.62%, 7/1/36 .............................................. 1,500 1,252
Series C, 4.36%, 7/15/29 ............................................. 4,955 4,651
Series C, 4.53%, 7/15/31 ............................................. 4,260 3,939
9,842
Kansas (0.1%):
Wyandotte County-Kansas City Unified Government Utility System Revenue, Series B, 1.66%,
9/1/27 ........................................................... 2,000 1,741
Louisiana (0.1%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
1.55%, 2/1/27 ..................................................... 2,005 1,769
Series A, 4.48%, 8/1/39 .............................................. 3,775 3,295
5,064
Maryland (0.2%):
Maryland Economic Development Corp. Revenue
Series B, 4.05%, 6/1/27 .............................................. 2,290 2,100
Series B, 4.15%, 6/1/28 .............................................. 2,390 2,149
Series B, 4.25%, 6/1/29 .............................................. 2,495 2,200
Series B, 4.35%, 6/1/30 .............................................. 1,325 1,146
Series B, 4.40%, 6/1/31 .............................................. 1,385 1,175
8,770
New Jersey (0.2%):
City of Atlantic, GO
Series A, 4.23%, 9/1/25 .............................................. 2,525 2,408
Series A, 4.29%, 9/1/26 .............................................. 2,415 2,261
New Jersey Educational Facilities Authority Revenue, Series E, 4.02%, 7/1/39 ........... 3,000 2,234
South Jersey Transportation Authority Revenue, Series B, 2.38%, 11/1/27 ............... 1,030 902
7,805
New York (0.3%):
Long Island Power Authority Revenue
Series B, 3.98%, 9/1/25 .............................................. 2,500 2,432
Series B, 4.13%, 9/1/26 .............................................. 2,500 2,410
New York State Dormitory Authority Revenue, Series A, 2.51%, 7/1/33 ................ 5,000 3,773
New York State Urban Development Corp. Revenue
1.88%, 3/15/30 .................................................... 2,600 2,078
2.03%, 3/15/31, Continuously Callable @100 ............................... 3,500 2,728
13,421
Ohio (0.1%):
Cleveland Department of Public Utilities Division of Public Power Revenue, 5.50%, 11/15/38,
Pre-refunded 11/15/24 @ 100 .......................................... 5,000 4,996
Oklahoma (0.2%):
Oklahoma Development Finance Authority Revenue, Series C, 5.45%, 8/15/28 ........... 9,750 8,355
The University of Oklahoma Revenue
Series C, 2.15%, 7/1/30 .............................................. 750 603
Series C, 2.30%, 7/1/31, Continuously Callable @100 ......................... 1,000 785
9,743
Pennsylvania (0.7%):
Commonwealth Financing Authority Revenue, Series A, 3.86%, 6/1/38 ................ 5,045 4,175
Pennsylvania Economic Development Financing Authority Revenue, Series B, 3.20%,
11/15/27 ......................................................... 1,375 1,252
Pennsylvania Higher Educational Facilities Authority Revenue, 3.73%, 7/15/43 .......... 3,000 2,043
Pennsylvania IDA Revenue, 3.56%, 7/1/24(a) ................................... 2,106 2,074
Public Parking Authority of Pittsburgh Revenue
2.33%, 12/1/29 .................................................... 895 715

Victory Portfolios III
Victory Income Fund
22
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
2.58%, 12/1/31, Continuously Callable @100 ............................... $ 825 $ 625
Scranton School District, GO
Series A, 3.15%, 6/15/34, (Put Date 6/15/24)(j) .............................. 2,800 2,754
Series B, 3.15%, 6/15/34, (Put Date 6/15/24)(j) .............................. 1,405 1,382
Scranton School District, GO (INS - Build America Mutual Assurance Co.)
3.05%, 4/1/29 ..................................................... 800 705
3.10%, 4/1/30 ..................................................... 950 817
3.15%, 4/1/31 ..................................................... 250 210
State Public School Building Authority Revenue
3.05%, 4/1/28 ..................................................... 2,000 1,802
3.15%, 4/1/30 ..................................................... 4,460 3,844
State Public School Building Authority Revenue (INS - Build America Mutual Assurance Co.),
Series B-1, 4.08%, 12/1/23 ............................................ 1,300 1,298
The School District of Philadelphia, GO, 5.06%, 9/1/42 ............................ 10,000 8,232
31,928
Tennessee (0.1%):
Jackson Energy Authority Revenue, Series E, 3.20%, 4/1/24, Continuously Callable @100 .. 3,915 3,874
Texas (0.6%):
Central Texas Regional Mobility Authority Revenue
Series C, 1.74%, 1/1/26 .............................................. 1,000 922
Series C, 1.84%, 1/1/27 .............................................. 1,000 891
Series C, 2.09%, 1/1/28 .............................................. 1,000 866
County of Bexar Revenue, 2.53%, 8/15/34, Continuously Callable @100 ............... 2,800 2,011
Dallas Fort Worth International Airport Revenue
Series C, 1.95%, 11/1/28 .............................................. 1,000 850
Series C, 2.05%, 11/1/29 .............................................. 1,250 1,041
Series C, 2.10%, 11/1/30 .............................................. 1,000 801
Harris County Cultural Education Facilities Finance Corp. Revenue
3.34%, 11/15/37 .................................................... 2,000 1,495
Series B, 2.57%, 5/15/26 ............................................. 1,000 925
Series D, 2.28%, 7/1/34 .............................................. 6,785 4,775
McLennan County Public Facility Corp. Revenue, 3.90%, 6/1/29, Continuously Callable @100 2,000 1,825
Port of Corpus Christi Authority of Nueces County Revenue, 3.49%, 12/1/25 ............ 1,000 952
San Antonio Education Facilities Corp. Revenue
2.38%, 4/1/28 ..................................................... 1,500 1,258
2.65%, 4/1/30 ..................................................... 1,150 904
2.73%, 4/1/31 ..................................................... 750 571
Tarrant County Cultural Education Facilities Finance Corp. Revenue
2.08%, 9/1/28 ..................................................... 600 509
2.57%, 9/1/32, Continuously Callable @100 ............................... 1,000 765
2.69%, 9/1/33, Continuously Callable @100 ............................... 1,000 750
Waco Educational Finance Corp. Revenue
1.53%, 3/1/27 ..................................................... 1,340 1,177
1.69%, 3/1/28 ..................................................... 1,500 1,277
2.06%, 3/1/31, Continuously Callable @100 ............................... 1,500 1,169
25,734
Washington (0.0%):(g)
Washington State University Revenue, Series A, 2.24%, 10/1/28 ..................... 1,800 1,553
Wisconsin (0.1%):
Public Finance Authority Revenue, Series WI, 3.63%, 6/1/51 ........................ 6,575 3,774
Total Municipal Bonds (Cost $248,675)
a
a
a
212,431
U.S. Government Agency Mortgages (7.0%)
Farm Credit Bank of Texas
5.70% (H15T5Y+542bps)(a)(c)(f) ....................................... 5,000 4,675
Federal Home Loan Mortgage Corporation
5.50%, 12/1/35 - 5/1/53 .............................................. 16,610 16,034
5.00%, 3/1/38 - 6/1/53 ............................................... 32,832 30,418
3.50%, 5/1/42 - 7/1/52 ............................................... 11,330 9,640

Victory Portfolios III
Victory Income Fund
23
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
4.50%, 11/1/42 - 10/1/52 .............................................. $ 9,694 $ 8,709
4.00%, 1/1/43 ..................................................... 4,860 4,295
3.00%, 1/1/52 - 5/1/52 ............................................... 9,114 7,323
6.00%, 8/1/53 ..................................................... 3,972 3,867
Series 5270, Class AB, 5.50%, 1/25/49 ................................... 2,000 1,922
Series K068, Class A2, 3.24%, 8/25/27 ................................... 4,533 4,204
Series K095, Class A2, 2.79%, 6/25/29 ................................... 8,750 7,627
Series K096, Class A2, 2.52%, 7/25/29 ................................... 9,000 7,708
Series K097, Class A2, 2.51%, 7/25/29 ................................... 8,000 6,835
Series K100, Class A2, 2.67%, 9/25/29 ................................... 5,455 4,682
Series KG02, Class A2, 2.41%, 8/25/29 .................................. 9,091 7,736
Series KIR1, Class A2, 2.85%, 3/25/26 ................................... 12,000 11,297
Series S8FX, Class A1, 3.02%, 3/25/27 ................................... 10,297 9,857
142,154
Federal National Mortgage Association
2.50%, 2/1/28 - 10/1/50 .............................................. 8,790 7,319
6.50%, 4/1/31 - 3/1/32 ............................................... 201 207
5.00%, 6/1/33 - 4/1/53 ............................................... 8,960 8,490
5.50%, 9/1/35 - 5/1/38 ............................................... 2,484 2,472
6.00%, 5/1/36 - 9/1/53 ............................................... 3,921 3,861
4.00%, 4/1/38 - 2/1/50 ............................................... 13,853 12,377
3.50%, 12/1/42 - 6/1/52 .............................................. 17,508 14,826
3.00%, 2/1/50 - 12/1/51 .............................................. 8,755 7,073
Series 2017-M15, Class AV2, 2.54%, 11/25/24(b) ........................... 2,434 2,374
Series 2017-M2, Class A2, 2.82%, 2/25/27(b) .............................. 2,110 1,961
Series 2017-M7, Class A2, 2.96%, 2/25/27(b) .............................. 2,087 1,941
Series 2018-M4, Class A2, 3.06%, 3/25/28(b) .............................. 5,407 4,950
67,851
Government National Mortgage Association
6.50%, 12/15/23 - 10/20/53 ............................................ 12,771 12,769
7.00%, 1/15/26 - 7/15/32 ............................................. 251 256
7.50%, 6/15/26 - 8/15/29 ............................................. 122 124
6.00%, 9/15/28 - 9/20/53 ............................................. 17,768 17,441
5.50%, 4/20/33 - 9/20/53 ............................................. 28,918 27,694
5.00%, 8/15/33 - 9/20/53 ............................................. 11,590 10,961
4.50%, 9/20/52 - 9/20/53 ............................................. 18,622 16,819
2.50%, 6/20/53 - 7/20/53 ............................................. 12,537 9,982
96,046
Total U.S. Government Agency Mortgages (Cost $337,341)
a
a
a
310,726
U.S. Treasury Obligations (16.0%)
U.S. Treasury Bonds
1.13%, 5/15/40 .................................................... 10,000 5,447
3.88%, 8/15/40 .................................................... 10,000 8,494
1.38%, 11/15/40 .................................................... 30,000 16,903
1.88%, 2/15/41 .................................................... 9,000 5,548
2.25%, 5/15/41 .................................................... 57,000 37,362
1.75%, 8/15/41 .................................................... 25,000 14,840
2.75%, 8/15/42 .................................................... 55,000 38,483
2.75%, 11/15/42 .................................................... 10,000 6,967
3.13%, 2/15/43 .................................................... 45,000 33,272
2.88%, 5/15/43 .................................................... 10,000 7,072
4.38%, 8/15/43 .................................................... 25,000 22,289
3.38%, 5/15/44 .................................................... 5,000 3,803
3.00%, 11/15/44 .................................................... 25,000 17,746
2.50%, 2/15/45 .................................................... 55,000 35,475
3.00%, 11/15/45 .................................................... 12,000 8,434
2.50%, 2/15/46 .................................................... 15,000 9,537
2.25%, 8/15/46 .................................................... 42,950 25,723
2.88%, 11/15/46 .................................................... 10,000 6,798
3.00%, 2/15/47 .................................................... 23,000 15,974
2.75%, 11/15/47 .................................................... 12,000 7,892

Victory Portfolios III
Victory Income Fund
24
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
3.13%, 5/15/48 .................................................... $ 30,000 $ 21,187
3.38%, 11/15/48 .................................................... 10,000 7,397
3.00%, 2/15/49 .................................................... 10,000 6,877
1.25%, 5/15/50 .................................................... 30,000 13,186
1.63%, 11/15/50 .................................................... 35,000 17,128
2.88%, 5/15/52 .................................................... 10,000 6,672
4.00%, 11/15/52 .................................................... 10,000 8,358
4.13%, 8/15/53 .................................................... 17,000 14,543
U.S. Treasury Inflation Indexed Bonds
2.38%, 1/15/25 .................................................... 65,143 64,357
0.88%, 1/15/29 .................................................... 12,158 11,194
U.S. Treasury Notes
3.00%, 7/31/24 .................................................... 15,000 14,726
2.00%, 2/15/25 .................................................... 10,000 9,588
2.75%, 5/15/25 .................................................... 10,000 9,636
0.38%, 1/31/26 .................................................... 10,000 9,023
0.75%, 8/31/26 .................................................... 5,000 4,455
2.38%, 5/15/27 .................................................... 10,000 9,191
0.50%, 10/31/27 .................................................... 11,000 9,270
4.13%, 10/31/27 .................................................... 10,000 9,730
1.25%, 3/31/28 .................................................... 7,000 6,005
3.50%, 4/30/28 .................................................... 5,000 4,731
2.88%, 8/15/28 .................................................... 6,000 5,492
4.38%, 8/31/28 .................................................... 15,000 14,713
1.25%, 9/30/28 .................................................... 9,000 7,587
2.63%, 2/15/29 .................................................... 13,000 11,640
2.38%, 3/31/29 .................................................... 20,000 17,612
3.88%, 9/30/29 .................................................... 10,000 9,466
4.13%, 8/31/30 .................................................... 10,000 9,539
4.13%, 11/15/32 .................................................... 5,000 4,711
3.88%, 8/15/33 .................................................... 42,000 38,660
Total U.S. Treasury Obligations (Cost $886,407)
a
a
a
704,733
Commercial Paper (0.3%)
Industrials (0.0%):
Ryder System, Inc., 5.43%, 11/3/23(a)(k) ...................................... 2,000 1,999
Utilities (0.3%):
Evergy Kansas Central, 5.52%, 11/1/23(a)(k) ................................... 11,200 11,198
Total Commercial Paper (Cost $13,199)
a
a
a
13,197
Shares
Collateral for Securities Loaned (0.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.26%(l) ........ 7,882,229 7,882
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.29%(l) ............ 7,882,229 7,882
Invesco Government & Agency Portfolio, Institutional Shares, 5.28%(l) ................ 7,882,229 7,882
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.25%(l) . 7,882,229 7,883
Total Collateral for Securities Loaned (Cost $31,529)
a
a
a
31,529
Total Investments (Cost $5,189,748) — 99.9% 4,406,980
Other assets in excess of liabilities — 0.1% 2,511
NET ASSETS - 100.00% $ 4,409,491
At October 31, 2023, the Fund's investments in foreign securities were 12.4% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of October 31, 2023, the fair value of these securities was
$1,119,471 (thousands) and amounted to 25.4% of net assets.

Victory Portfolios III
Victory Income Fund
25
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at October 31, 2023.
(c) Variable or Floating-Rate Security. Rate disclosed is as of October 31, 2023.
(d) Security is interest only.
(e) Rounds to less than $1 thousand.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) Amount represents less than 0.05% of net assets.
(h) All or a portion of this security is on loan.
(i) Currently the issuer is in default with respect to interest and/or principal payments.
(j) Put Bond.
(k) Rate represents the effective yield at October 31, 2023.
(l) Rate disclosed is the daily yield on October 31, 2023.
ABS
—
Asset-Backed Securities
bps
—
Basis points
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of October 31, 2023.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of October 31, 2023.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
IDA
—
Industrial Development Authority
LIBOR
—
London Interbank Offered Rate
LIBOR03M
—
3 Month US Dollar LIBOR, rate disclosed as of October 31, 2023, based on the last reset date of the security.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of  October 31, 2023.
SOFR01M
—
1 Month SOFR, rate disclosed as of October 31, 2023.
SOFR30A
—
30 day average of SOFR, rate disclosed as of October 31, 2023.
SOFR90A
—
90 day average of SOFR, rate disclosed as of October 31, 2023.
TSFR1M
—
1 month Term SOFR, rate disclosed as of October 31, 2023.
TSFR3M
—
3 month Term SOFR, rate disclosed as of October 31, 2023.
USISOA05
—
1 Month US Dollar LIBOR, rate disclosed as of October 31, 2023, based on the last reset date of the security.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of October 31, 2023, based on the last reset date of the security.
USISDA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of October 31, 2023.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of October 31, 2023.
Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Statement of Assets and Liabilities
October 31, 2023
26
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Income
Fund
Assets:
Investments, at value (Cost $5,189,748) $ 4,406,980 (a)
Cash 891
Deposit with broker for futures contracts 2,298
Receivables:
Interest and dividends 42,057
Capital shares issued 538
Investments sold 6,487
From Adviser 70
Prepaid expenses 29
Total Assets 4,459,350
Liabilities:
Payables:
Collateral received on loaned securities 31,529
Investments purchased 11,412
Capital shares redeemed 4,565
Accrued expenses and other payables:
Investment advisory fees 1,230
Administration fees 469
Custodian fees 34
Transfer agent fees 417
Compliance fees 4
12b-1 fees 5
Other accrued expenses 194
Total Liabilities 49,859
Commitments and contingencies (Note 5 )
Net Assets:
Capital 5,310,166
Total accumulated earnings/(loss) (900,675)
Net Assets $ 4,409,491
Net Assets
Fund Shares $ 2,017,974
Institutional Shares 2,338,775
Class A 45,070
Class R6 7,672
Total $ 4,409,491
Shares (unlimited number of shares authorized with no par value):
Fund Shares 189,508
Institutional Shares 219,791
Class A 4,248
Class R6 720
Total 414,267
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 10 .65
Institutional Shares 10 .64
Class A 10 .61
Class R6 10 .65
Maximum Sales Charge — Class A 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 10 .85
(a) Includes $30,321 thousand of securities on loan.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended October 31, 2023
27
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Income
Fund
Investment Income:
Dividends $ 1,845
Interest 102,576
Securities lending (net of fees) 299
Total Income 104,720
Expenses:
Investment advisory fees 7,635
Administration fees — Fund Shares 1,631
Administration fees — Institutional Shares 1,252
Administration fees — Class A 37
Administration fees — Class R6 2
Sub-Administration fees 15
12b-1 fees — Class A 61
Custodian fees 102
Transfer agent fees — Fund Shares 1,215
Transfer agent fees — Institutional Shares 1,252
Transfer agent fees — Class A 25
Transfer agent fees — Class R6 — (a)
Trustees' fees 24
Compliance fees 22
Legal and audit fees 39
State registration and filing fees 78
Other expenses 298
Recoupment of prior expenses waived/reimbursed by Adviser — (a)
Total Expenses 13,688
Expenses waived/reimbursed by Adviser (154)
Net Expenses 13,534
Net Investment Income (Loss) 91,186
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (70,048)
Net change in unrealized appreciation/depreciation on investment securities (260,127)
Net realized/unrealized gains (losses) on investments (330,175)
Change in net assets resulting from operations $ (238,989)
(a) Rounds to less than $1 thousand.

28
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Income Fund
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 91,186 $ 126,520 $ 183,503
Net realized gains (losses) (70,048) (53,978) 86,461
Net change in unrealized appreciation/depreciation (260,127) (121,120) (967,789)
Change in net assets resulting from operations (238,989) (48,578) (697,825)
Distributions to Shareholders:
Fund Shares (41,286) (57,735) (138,655)
Institutional Shares (48,262) (66,246) (177,468)
Class A (875) (1,248) (3,221)
Class C — — (1) (b)
Class R6 (158) (161) (386)
Change in net assets resulting from distributions to shareholders (90,581) (125,390) (319,731)
Change in net assets resulting from capital transactions (145,914) (393,679) (1,603,627)
Change in net assets (475,484) (567,647) (2,621,183)
Net Assets:
Beginning of period 4,884,975 5,452,622 8,073,805
End of period $ 4,409,491 $ 4,884,975 $ 5,452,622
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Class C activity is for the period August 1, 2021 to February 28, 2022 (date of termination).

29
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Income Fund
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 61,001 $ 105,554 $ 207,181
Distributions reinvested 39,573 55,399 133,855
Cost of shares redeemed (192,316) (294,031) (513,299)
Total Fund Shares $ (91,742) $ (133,078) $ (172,263)
Institutional Shares
Proceeds from shares issued $ 183,345 $ 326,497 $ 865,124
Distributions reinvested 48,169 66,122 177,229
Cost of shares redeemed (282,755) (649,886) (2,465,421)
Total Institutional Shares $ (51,241) $ (257,267) $ (1,423,068)
Class A
Proceeds from shares issued $ 256 $ 445 $ 1,188
Distributions reinvested 853 1,218 3,151
Cost of shares redeemed (4,443) (6,032) (12,697)
Total Class A $ (3,334) $ (4,369) $ (8,358)
Class C
Distributions reinvested — — 1 (b)
Cost of shares redeemed — — (18) (b)
Total Class C $ — $ — $ (17)
Class R6
Proceeds from shares issued $ 2,224 $ 3,274 $ 3,186
Distributions reinvested 157 160 383
Cost of shares redeemed (1,981) (2,399) (3,490)
Total Class R6 $ 400 $ 1,035 $ 79
Change in net assets resulting from capital transactions $ (145,917) $ (393,679) $ (1,603,627)
Share Transactions:
Fund Shares
Issued 5,487 9,326 16,135
Reinvested 3,586 4,940 10,327
Redeemed (17,368) (26,038) (40,248)
Total Fund Shares (8,295) (11,772) (13,786)
Institutional Shares
Issued 16,465 28,892 65,642
Reinvested 4,369 5,898 13,649
Redeemed (25,586) (57,422) (186,510)
Total Institutional Shares (4,752) (22,632) (107,219)
Class A
Issued 23 39 90
Reinvested 78 109 244
Redeemed (402) (536) (996)
Total Class A (301) (388) (662)
Class C
Reinvested — — — (b) (c)
Redeemed — — (1) (b)
Total Class C — — (1)
Class R6
Issued 201 290 254
Reinvested 14 14 30
Redeemed (179) (211) (278)
Total Class R6 36 93 6
Change in Shares (13,312) (34,699) (121,662)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Class C activity is for the period August 1, 2021 to February 28, 2022 (date of termination).
(c) Rounds to less than 1 thousand shares.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
30
See notes to financial statements.
Victory Income Fund
Fund Shares
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $11.43 $11.80 $13.83 $13.95 $13.28 $12.68
Investment Activities:
Net investment income (loss) 0.21(b) 0.29(b) 0.36(b) 0.40(b) 0.43(b) 0.45
Net realized and unrealized gains (losses) (0.78) (0.37) (1.76) 0.11 0.69 0.60
Total from Investment Activities (0.57) (0.08) (1.40) 0.51 1.12 1.05
Distributions to Shareholders from:
Net investment income (0.21) (0.29) (0.36) (0.40) (0.41) (0.45)
Net realized gains — — (0.27) (0.23) (0.04) —(c)
Total Distributions (0.21) (0.29) (0.63) (0.63) (0.45) (0.45)
Net Asset Value, End of Period $10.65 $11.43 $11.80 $13.83 $13.95 $13.28
Total Return(d)(e) (5.01)% (0.64)% (10.41)% 3.75% 8.64% 8.50%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.60% 0.58% 0.46% 0.44% 0.50% 0.55%
Net Investment Income (Loss)(f) 3.84% 3.40% 2.78% 2.90% 3.22% 3.49%
Gross Expenses(f)(i) 0.60% 0.59% 0.46% 0.44% 0.50% 0.55%
Supplemental Data:
Net Assets at end of period (000's) $2,017,974 $2,260,747 $2,472,982 $3,089,682 $3,292,322 $3,214,507
Portfolio Turnover(d)(j) 14% 13% 29% 20% 25% 13%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

31
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Income Fund
Institutional Shares
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $11.42 $11.79 $13.82 $13.94 $13.27 $12.67
Investment Activities:
Net investment income (loss) 0.22(b) 0.29(b) 0.36(b) 0.41(b) 0.44(b) 0.45
Net realized and unrealized gains (losses) (0.78) (0.37) (1.75) 0.11 0.69 0.61
Total from Investment Activities (0.56) (0.08) (1.39) 0.52 1.13 1.06
Distributions to Shareholders from:
Net investment income (0.22) (0.29) (0.37) (0.41) (0.42) (0.46)
Net realized gains — — (0.27) (0.23) (0.04) —(c)
Total Distributions (0.22) (0.29) (0.64) (0.64) (0.46) (0.46)
Net Asset Value, End of Period $10.64 $11.42 $11.79 $13.82 $13.94 $13.27
Total Return(d)(e) (4.99)% (0.62)% (10.37)% 3.80% 8.78% 8.58%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.55% 0.54% 0.41% 0.40% 0.45% 0.48%
Net Investment Income (Loss)(f) 3.89% 3.44% 2.81% 2.95% 3.28% 3.56%
Gross Expenses(f)(i) 0.55% 0.55% 0.41% 0.40% 0.45% 0.48%
Supplemental Data:
Net Assets at end of period (000's) $2,338,775 $2,564,595 $2,914,607 $4,898,801 $4,978,740 $5,048,203
Portfolio Turnover(d)(j) 14% 13% 29% 20% 25% 13%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
32
See notes to financial statements.
Victory Income Fund
Class A
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $11.39 $11.76 $13.79 $13.91 $13.24 $12.65
Investment Activities:
Net investment income (loss) 0.20(b) 0.27(b) 0.32(b) 0.36(b) 0.40(b) 0.42
Net realized and unrealized gains (losses) (0.78) (0.38) (1.75) 0.11 0.69 0.59
Total from Investment Activities (0.58) (0.11) (1.43) 0.47 1.09 1.01
Distributions to Shareholders from:
Net investment income (0.20) (0.26) (0.33) (0.36) (0.38) (0.42)
Net realized gains — — (0.27) (0.23) (0.04) —(c)
Total Distributions (0.20) (0.26) (0.60) (0.59) (0.42) (0.42)
Net Asset Value, End of Period $10.61 $11.39 $11.76 $13.79 $13.91 $13.24
Total Return (excludes sales charge)(d)(e) (5.14)% (0.83)% (10.65)% 3.50% 8.40% 8.20%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.85% 0.83% 0.71% 0.70% 0.77% 0.77%
Net Investment Income (Loss)(f) 3.58% 3.15% 2.53% 2.64% 2.96% 3.28%
Gross Expenses(f)(i) 0.89% 0.87% 0.72% 0.71% 0.77% 0.77%
Supplemental Data:
Net Assets at end of period (000's) $45,070 $51,813 $58,054 $77,209 $87,216 $95,026
Portfolio Turnover(d)(j) 14% 13% 29% 20% 25% 13%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

33
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Income Fund
Class R6
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $11.43 $11.80 $13.83 $13.95 $13.27 $12.67
Investment Activities:
Net investment income (loss) 0.22(b) 0.30(b) 0.38(b) 0.42(b) 0.45(b) 0.47
Net realized and unrealized gains (losses) (0.78) (0.38) (1.76) 0.11 0.70 0.60
Total from Investment Activities (0.56) (0.08) (1.38) 0.53 1.15 1.07
Distributions to Shareholders from:
Net investment income (0.22) (0.29) (0.38) (0.42) (0.43) (0.47)
Net realized gains — — (0.27) (0.23) (0.04) —(c)
Total Distributions (0.22) (0.29) (0.65) (0.65) (0.47) (0.47)
Net Asset Value, End of Period $10.65 $11.43 $11.80 $13.83 $13.95 $13.27
Total Return(d)(e) (4.94)% (0.58)% (10.28)% 3.90% 8.86% 8.68%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.46% 0.49% 0.32% 0.30% 0.37% 0.39%
Net Investment Income (Loss)(f) 3.98% 3.50% 2.93% 3.07% 3.35% 3.65%
Gross Expenses(f)(i) 0.67% 0.74% 0.45% 0.35% 0.37% 0.43%
Supplemental Data:
Net Assets at end of period (000's) $7,672 $7,820 $6,979 $8,094 $21,794 $20,840
Portfolio Turnover(d)(j) 14% 13% 29% 20% 25% 13%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
October 31, 2023
Victory Portfolios III
34
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the "Fund"):
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the
Board.
Portfolio securities listed or traded on securities exchanges, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Income Fund Income Fund Fund Shares, Institutional Shares,
Class A, and Class R6

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
35
(Unaudited)
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of October 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of October 31, 2023, there were no transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage
Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the
Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie
Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Leveraged Loans:
The Fund may invest in leveraged loans, a type of bank loan. Leveraged loans are adjustable-rate bank loans made to companies rated below investment grade. The interest rates on leveraged loans are reset periodically based upon the fluctuations of a base interest rate such as the
Secured Overnight Financing Rate (“SOFR”) and a “spread” above that base interest rate that represents a risk premium to the lending banks and/or other participating investors. Many bank loans bear an adjustable rate of interest; however, leveraged loans provide for a greater “spread”
Level 1 Level 2 Level 3 Total
Income Fund
Asset-Backed Securities ......................................... $ — $ 430,997 $ — $ 430,997
Collateralized Mortgage Obligations ................................ — 213,937 — 213,937
Preferred Stocks ............................................... 43,566 — — 43,566
Senior Secured Loans ........................................... — 4,233 — 4,233
Corporate Bonds .............................................. — 1,918,913 — 1,918,913
Yankee Dollars ............................................... — 522,718 — 522,718
Municipal Bonds .............................................. — 212,431 — 212,431
U.S. Government Agency Mortgages ................................ — 310,726 — 310,726
U.S. Treasury Obligations ........................................ — 704,733 — 704,733
Commercial Paper ............................................. — 13,197 — 13,197
Collateral for Securities Loaned ................................... 31,529 — — 31,529
Total ....................................................... $ 75,095 $ 4,331,885 $ — $ 4,406,980

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
36
(Unaudited)
over the base interest rate than other bank loans because they are considered to represent a greater credit risk. Because they are perceived to represent a greater credit risk, leveraged loans possess certain attributes that are similar to high-yield securities. However, because they are often secured by collateral of the borrower, leveraged loans possess certain attributes that are similar to other bank loans.
Below-Investment-Grade Securities:
The Fund may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts.
The Fund did not hold futures contracts as of October 31, 2023.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.
The Fund may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statement of Operations.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
37
(Unaudited)
mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of October 31, 2023.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the six months ended October 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended October 31, 2023, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds, including funds offered by VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’
annual and semi-annual reports may be viewed at vcm.com. As of October 31, 2023, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Income Fund .................................................... $ 30,321 $ — $ 31,529
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Income Fund ................................................... $ 308,956 $ 525,440 $ 350,395 $ 264,347
Affiliated Victory Portfolios III Funds
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
38
(Unaudited)
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.24% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the six months ended October 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper A Rated Bond Funds Index. The Lipper A Rated Bond Funds Index tracks the total return performance of the largest funds within the Lipper A Rated Bond Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class’ annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper A Rated Bond Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended October 31, 2023, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
October 31, 2023, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, 0.15%, and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, Class A, and Class R6, respectively. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Compliance fees.
Over/Under
Performance
Relative to Index
Annual Adjustment
Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
Income Fund Fund Shares
Institutional
Shares Class A Class R6
in thousands $ 823 $ 1,106 $ 19 $ 3
as annual % rate 0.08% 0.09% 0.08% 0.07%

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
39
(Unaudited)
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares, Class A, and Class R6 are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, 0.10%, and 0.01%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended
October 31, 2023, are reflected on the Statement of Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended October 31, 2023, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended October 31, 2023, the Distributor did not receive any commissions.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
October 31, 2023, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the
Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of October 31, 2023, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at October 31, 2023. For the six months ended October 31, 2023, recoupment in the amount of less than a thousand was paid to the Adviser.
As of October 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands).
* Amount expires by July 31, 2024.
** Amount expires by July 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended October 31, 2023.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
In effect until August 31, 2024
Fund Shares Institutional Shares Class A Class R6
Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.52% 0.46% 0.77% 0.39%
Expires
2024
*
Expires
2025
**
Expires
2026
Expires
2027 Total
Income Fund ............................................ $ 13 $ 19 $ 279 $ 154 $ 465

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
40
(Unaudited)
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Debt Securities Risk  — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.
Interest Rate Risk  — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve (also known as the “Fed”)  regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
LIBOR Discontinuation Risk — The terms of some floating rate loans and other instruments that were previously tied to the London Interbank
Offered Rate ("LIBOR"), which functioned as a reference rate or benchmark for these instruments but was discontinued as a floating rate benchmark have recently transitioned from, or continue to be tied to USD LIBOR synthetic rates that continue to be published until September
30, 2024. SOFR has largely been used as a new reference rate for new instruments. There is no assurance that proposed replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended October 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended October 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended October 31, 2023.

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
41
(Unaudited)
8. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month.  Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended April 30, 2023, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands).
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Short-Term
Amount
Long-Term
Amount Total
Income Fund ......................................................... $ — $ (54,555) $ (54,555)

Supplemental Information
October 31, 2023
Victory Portfolios III
42
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2023, through October 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
5/1/23
Actual
Ending
Account
Value
10/31/23
Hypothetical
Ending
Account
Value
10/31/23
Actual
Expenses
Paid During
Period
5/1/23 - 10/31/23*
Hypothetical
Expenses
Paid During
Period
5/1/23 - 10/31/23*
Annualized
Expense Ratio
During Period
5/1/23 - 10/31/23
Income Fund
Fund Shares ............................ $ 1,000.00 $ 949.90 $ 1,022.12 $ 2.94 $ 3.05 0.60%
Institutional Shares ....................... 1,000.00 950.10 1,022.37 2.70 2.80 0.55%
Class A ............................... 1,000.00 948.60 1,020.86 4.16 4.32 0.85%
Class R6 .............................. 1,000.00 950.60 1,022.82 2.26 2.34 0.46%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Supplemental Information
October 31, 2023
Victory Portfolios III
43
(Unaudited)
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
October 31, 2023
Victory Portfolios III
44
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
October 31, 2023
Victory Portfolios III
45
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23432-1223

October 31, 2023
Semi Annual Report
Victory Income Stock Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Investment Objective and Portfolio Holdings 2
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
6
Statement of Operations
7
Statements of Changes in Net Assets
8
Financial Highlights
10
Notes to Financial Statements 12
Supplemental Information
Proxy Voting and Portfolio Holdings Information
18
Expense Examples
18
Privacy Policy
19

2
Victory Portfolios III
Victory Income Stock Fund
October 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks current income with the prospect of increasing dividend income and the potential for capital appreciation.
Top 10 Holdings*:
October 31, 2023
(% of Net Assets)
Top Sectors*:
October 31, 2023
(% of Net Assets)
Does not include futures contracts and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
JPMorgan Chase & Co.
3.3%
Comcast Corp., Class A
3.0%
Cisco Systems, Inc.
2.1%
Gilead Sciences, Inc.
1.9%
ConocoPhillips
1.7%
Philip Morris International, Inc.
1.7%
The Procter & Gamble Co.
1.6%
Altria Group, Inc.
1.6%
LyondellBasell Industries NV, Class A
1.4%
Exxon Mobil Corp.
1.4%
Financials
15.1%
Industrials
14.5%
Health Care
14.2%
Information Technology
12.2%
Energy
8.4%
Consumer Staples
8.2%
Consumer Discretionary
7.3%
Communication Services
5.8%
Real Estate
5.0%
Materials
4.6%

Schedule of Portfolio Investments
October 31, 2023
Victory Portfolios III
Victory Income Stock Fund
3
(Unaudited)
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.7%)
Communication Services (5.8%):
AT&T, Inc. ........................................................... 755,907 $ 11,641
Comcast Corp. , Class A .................................................. 1,681,977 69,449
Fox Corp. , Class A ...................................................... 214,091 6,506
Omnicom Group, Inc. .................................................... 306,785 22,981
The Interpublic Group of Cos., Inc. .......................................... 791,117 22,468
133,045
Consumer Discretionary (7.3%):
Best Buy Co., Inc. ...................................................... 427,361 28,556
Genuine Parts Co. ...................................................... 60,820 7,837
H&R Block, Inc. ....................................................... 258,512 10,612
Lennar Corp. , Class A .................................................... 89,418 9,539
Lowe's Cos., Inc. ....................................................... 130,086 24,791
PulteGroup, Inc. ........................................................ 159,781 11,758
Starbucks Corp. ........................................................ 74,078 6,833
The Home Depot, Inc. ................................................... 65,966 18,780
Toll Brothers, Inc. ...................................................... 101,299 7,163
Williams-Sonoma, Inc. ................................................... 136,890 20,567
Yum! Brands, Inc. ...................................................... 162,247 19,609
166,045
Consumer Staples (8.2%):
Altria Group, Inc. ....................................................... 895,856 35,987
Colgate-Palmolive Co. ................................................... 198,964 14,946
Conagra Brands, Inc. .................................................... 193,605 5,297
General Mills, Inc. ...................................................... 68,894 4,495
Kimberly-Clark Corp. .................................................... 109,649 13,118
PepsiCo, Inc. .......................................................... 86,176 14,071
Philip Morris International, Inc. ............................................. 421,860 37,613
Target Corp. .......................................................... 108,707 12,044
The Procter & Gamble Co. ................................................ 248,987 37,355
Walmart, Inc. .......................................................... 68,264 11,155
186,081
Energy (8.4%):
Chevron Corp. ......................................................... 55,147 8,036
ConocoPhillips ........................................................ 316,985 37,658
Devon Energy Corp. ..................................................... 558,962 26,031
Diamondback Energy, Inc. ................................................ 95,857 15,368
EOG Resources, Inc. .................................................... 213,742 26,985
Exxon Mobil Corp. ..................................................... 292,640 30,976
Marathon Petroleum Corp. ................................................ 140,062 21,184
Phillips 66 ............................................................ 69,992 7,984
Valero Energy Corp. ..................................................... 139,307 17,692
191,914
Financials (15.1%):
American Express Co. ................................................... 76,456 11,165
American Financial Group, Inc. ............................................. 57,674 6,307
Ameriprise Financial, Inc. ................................................. 86,225 27,124
Chubb Ltd. ........................................................... 50,049 10,742
Discover Financial Services ............................................... 97,801 8,028
Everest Group Ltd. ...................................................... 24,661 9,756
FactSet Research Systems, Inc. ............................................. 14,741 6,366
Fidelity National Financial, Inc. ............................................ 670,583 26,213
Huntington Bancshares, Inc. ............................................... 818,286 7,896
Jefferies Financial Group, Inc. .............................................. 565,699 18,204
JPMorgan Chase & Co. .................................................. 548,797 76,316
Mastercard, Inc. , Class A ................................................. 50,419 18,975
Morgan Stanley ........................................................ 108,206 7,663
MSCI, Inc. ........................................................... 21,293 10,041
Popular, Inc. .......................................................... 139,367 9,064

Victory Portfolios III
Victory Income Stock Fund
4
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Regions Financial Corp. .................................................. 1,230,733 $ 17,883
State Street Corp. ....................................................... 92,036 5,948
Synchrony Financial ..................................................... 663,128 18,601
The Goldman Sachs Group, Inc. ............................................ 35,618 10,814
The Hanover Insurance Group, Inc. .......................................... 48,215 5,651
The Hartford Financial Services Group, Inc. .................................... 187,271 13,755
The Travelers Cos., Inc. .................................................. 24,604 4,120
Visa, Inc. , Class A ...................................................... 54,388 12,787
343,419
Health Care (14.2%):
AbbVie, Inc. .......................................................... 115,776 16,345
Amgen, Inc. ........................................................... 115,846 29,622
Bristol-Myers Squibb Co. ................................................. 267,646 13,792
Cardinal Health, Inc. .................................................... 296,453 26,977
Cencora, Inc. .......................................................... 66,352 12,285
Chemed Corp. ......................................................... 18,013 10,135
CVS Health Corp. ...................................................... 302,518 20,877
Elevance Health, Inc. .................................................... 26,700 12,017
Eli Lilly & Co. ......................................................... 34,709 19,226
Gilead Sciences, Inc. .................................................... 541,704 42,546
Johnson & Johnson ..................................................... 94,613 14,035
McKesson Corp. ....................................................... 36,353 16,554
Merck & Co., Inc. ...................................................... 83,264 8,551
Pfizer, Inc. ............................................................ 326,551 9,979
Quest Diagnostics, Inc. ................................................... 89,228 11,609
The Cigna Group ....................................................... 67,419 20,846
Thermo Fisher Scientific, Inc. .............................................. 21,620 9,616
UnitedHealth Group, Inc. ................................................. 51,410 27,533
322,545
Industrials (14.5%):
3M Co. .............................................................. 283,016 25,740
Automatic Data Processing, Inc. ............................................ 38,153 8,326
Cintas Corp. .......................................................... 40,446 20,511
CSX Corp. ............................................................ 255,061 7,614
Cummins, Inc. ......................................................... 35,249 7,624
Expeditors International of Washington, Inc. .................................... 58,732 6,416
Fastenal Co. ........................................................... 498,392 29,076
Ferguson PLC ......................................................... 46,530 6,989
General Dynamics Corp. .................................................. 46,458 11,211
Illinois Tool Works, Inc. .................................................. 111,483 24,986
Lennox International, Inc. ................................................. 33,072 12,254
Lockheed Martin Corp. ................................................... 50,196 22,821
ManpowerGroup, Inc. ................................................... 100,528 7,034
Masco Corp. .......................................................... 335,924 17,498
Old Dominion Freight Line, Inc. ............................................ 17,095 6,439
Owens Corning ........................................................ 98,233 11,137
PACCAR, Inc. ......................................................... 146,521 12,092
Parker-Hannifin Corp. ................................................... 40,176 14,821
Paychex, Inc. .......................................................... 99,492 11,049
Snap-on, Inc. .......................................................... 55,961 14,435
Union Pacific Corp. ..................................................... 96,973 20,133
United Parcel Service, Inc. , Class B .......................................... 190,388 26,892
W.W. Grainger, Inc. ..................................................... 7,727 5,639
330,737
Information Technology (12.2%):
Accenture PLC , Class A .................................................. 90,028 26,746
Apple, Inc. ........................................................... 158,697 27,101
Broadcom, Inc. ........................................................ 33,319 28,034
Cisco Systems, Inc. ..................................................... 914,040 47,649
Hewlett Packard Enterprise Co. ............................................. 517,225 7,955
HP, Inc. .............................................................. 776,814 20,454

Victory Portfolios III
Victory Income Stock Fund
5
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
International Business Machines Corp. ........................................ 89,940 $ 13,009
KLA Corp. ........................................................... 30,788 14,461
Lam Research Corp. ..................................................... 7,181 4,224
Microsoft Corp. ........................................................ 76,662 25,920
Motorola Solutions, Inc. .................................................. 36,615 10,196
NetApp, Inc. .......................................................... 96,843 7,048
NVIDIA Corp. ......................................................... 41,090 16,756
QUALCOMM, Inc. ..................................................... 85,202 9,286
Skyworks Solutions, Inc. ................................................. 96,642 8,383
Texas Instruments, Inc. ................................................... 72,405 10,282
277,504
Materials (4.6%):
Avery Dennison Corp. ................................................... 26,059 4,536
CF Industries Holdings, Inc. ............................................... 91,018 7,261
Dow, Inc. ............................................................ 232,246 11,227
Linde PLC ............................................................ 13,666 5,223
LyondellBasell Industries NV , Class A ........................................ 350,699 31,647
Nucor Corp. ........................................................... 91,401 13,508
Packaging Corp. of America ............................................... 81,146 12,419
The Mosaic Co. ........................................................ 165,011 5,360
The Sherwin-Williams Co. ................................................ 31,879 7,594
Westlake Corp. ........................................................ 61,245 7,065
105,840
Real Estate (5.0%):
Alexandria Real Estate Equities, Inc. ......................................... 91,777 8,547
AvalonBay Communities, Inc. .............................................. 59,254 9,821
Crown Castle, Inc. ...................................................... 156,082 14,512
Equinix, Inc. .......................................................... 12,509 9,127
Healthpeak Properties, Inc. ................................................ 207,336 3,224
NNN REIT, Inc. ........................................................ 120,758 4,387
Prologis, Inc. .......................................................... 199,940 20,144
Realty Income Corp. .................................................... 211,273 10,010
SBA Communications Corp. ............................................... 41,665 8,693
Simon Property Group, Inc. ............................................... 59,738 6,565
VICI Properties, Inc. .................................................... 633,147 17,665
112,695
Utilities (4.4%):
American Electric Power Co., Inc. ........................................... 257,591 19,458
Consolidated Edison, Inc. ................................................. 80,455 7,063
DTE Energy Co. ....................................................... 141,965 13,683
Duke Energy Corp. ...................................................... 161,698 14,373
Evergy, Inc. ........................................................... 300,159 14,750
Sempra Energy ........................................................ 60,796 4,258
The Southern Co. ....................................................... 409,849 27,583
101,168
Total Common Stocks (Cost $2,021,044)
a
a
a
2,270,993
Total Investments (Cost $2,021,044) — 99.7% 2,270,993
Other assets in excess of liabilities — 0.3% 7,201
NET ASSETS - 100.00% $ 2,278,194
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Statement of Assets and Liabilities
October 31, 2023
6
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Income
Stock Fund
Assets:
Investments, at value (Cost $2,021,044) $ 2,270,993
Cash 6,167
Receivables:
Interest and dividends 2,387
Capital shares issued 454
From Adviser 13
Reclaims 338
Prepaid expenses 17
Total Assets 2,280,369
Liabilities:
Payables:
Capital shares redeemed 639
Accrued expenses and other payables:
Investment advisory fees 984
Administration fees 262
Custodian fees 17
Transfer agent fees 147
Compliance fees 2
Other accrued expenses 124
Total Liabilities 2,175
Commitments and contingencies (Note 5 )
Net Assets:
Capital 1,935,228
Total accumulated earnings/(loss) 342,966
Net Assets $ 2,278,194
Net Assets
Fund Shares $ 1,507,803
Institutional Shares 770,391
Total $ 2,278,194
Shares (unlimited number of shares authorized with no par value):
Fund Shares 89,433
Institutional Shares 45,775
Total 135,208
Net asset value, offering and redemption price per share:(a)
Fund Shares $ 16 .86
Institutional Shares 16 .83
(a) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended October 31, 2023
7
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Income
Stock Fund
Investment Income:
Dividends $ 36,760
Interest 110
Securities lending (net of fees) 160
Foreign tax withholding (15)
Total Income 37,015
Expenses:
Investment advisory fees 6,047
Administration fees — Fund Shares 1,202
Administration fees — Institutional Shares 408
Sub-Administration fees 12
Custodian fees 51
Transfer agent fees — Fund Shares 462
Transfer agent fees — Institutional Shares 408
Trustees' fees 24
Compliance fees 11
Legal and audit fees 44
State registration and filing fees 33
Interfund lending fees — (a)
Other expenses 141
Total Expenses 8,843
Expenses waived/reimbursed by Adviser (41)
Net Expenses 8,802
Net Investment Income (Loss) 28,213
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (2,008)
Net change in unrealized appreciation/depreciation on investment securities (74,326)
Net realized/unrealized gains (losses) on investments (76,334)
Change in net assets resulting from operations $ (48,121)
(a) Rounds to less than $1 thousand.

8
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Income Stock Fund
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 28,213 $ 47,643 $ 57,445
Net realized gains (losses) (2,008) 89,030 255,926
Net change in unrealized appreciation/depreciation (74,326) (95,215) (234,853)
Change in net assets resulting from operations (48,121) 41,458 78,518
Distributions to Shareholders:
Fund Shares (19,661) (146,869) (173,892)
Institutional Shares (10,095) (77,394) (115,113)
Class R6 — — (3) (b)
Change in net assets resulting from distributions to shareholders (29,756) (224,263) (289,008)
Change in net assets resulting from capital transactions (52,369) (33,037) 15,459
Change in net assets (130,246) (215,842) (195,031)
Net Assets:
Beginning of period 2,408,440 2,624,282 2,819,313
End of period $ 2,278,194 $ 2,408,440 $ 2,624,282
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Class R6 activity is for the period August 1, 2021 to February 28, 2022 (date of termination).

9
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Income Stock Fund
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 25,844 $ 49,181 $ 83,412
Distributions reinvested 18,848 142,138 168,003
Cost of shares redeemed (89,604) (139,476) (196,041)
Total Fund Shares $ (44,912) $ 51,843 $ 55,374
Institutional Shares
Proceeds from shares issued $ 28,655 $ 132,125 $ 238,151
Distributions reinvested 10,079 77,277 115,011
Cost of shares redeemed (46,191) (294,282) (393,052)
Total Institutional Shares $ (7,457) $ (84,880) $ (39,890)
Class R6
Proceeds from shares issued $ — $ — $ 3 (b)
Distributions reinvested — — 3 (b)
Cost of shares redeemed — — (31) (b)
Total Class R6 $ — $ — $ (25)
Change in net assets resulting from capital transactions $ (52,369) $ (33,037) $ 15,459
Share Transactions:
Fund Shares
Issued 1,473 2,742 4,240
Reinvested 1,072 7,968 8,564
Redeemed (5,117) (7,800) (9,964)
Total Fund Shares (2,572) 2,910 2,840
Institutional Shares
Issued 1,629 7,239 11,749
Reinvested 574 4,338 5,867
Redeemed (2,620) (16,307) (20,215)
Total Institutional Shares (417) (4,730) (2,599)
Class R6
Issued — — — (b) (c)
Reinvested — — — (b) (c)
Redeemed — — (1) (b)
Total Class R6 — — (1)
Change in Shares (2,989) (1,820) 240
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Class R6 activity is for the period August 1, 2021 to February 28, 2022 (date of termination).
(c) Rounds to less than 1 thousand shares.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
10
See notes to financial statements.
Victory Income Stock Fund
Fund Shares
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $17.44 $18.75 $20.18 $15.73 $19.78 $20.24
Investment Activities:
Net investment income (loss) 0.21(b) 0.34(b) 0.40(b) 0.34(b) 0.40(b) 0.43
Net realized and unrealized gains (losses) (0.57) 0.01(c) 0.21 4.45 (0.87) 0.70
Total from Investment Activities (0.36) 0.35 0.61 4.79 (0.47) 1.13
Distributions to Shareholders from:
Net investment income (0.22) (0.29) (0.43) (0.33) (0.36) (0.44)
Net realized gains — (1.37) (1.61) (0.01) (3.22) (1.15)
Total Distributions (0.22) (1.66) (2.04) (0.34) (3.58) (1.59)
Net Asset Value, End of Period $16.86 $17.44 $18.75 $20.18 $15.73 $19.78
Total Return(d)(e) (2.13)% 1.82% 2.75% 30.75% (3.84)% 6.26%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.74% 0.74% 0.70% 0.70% 0.74% 0.75%
Net Investment Income (Loss)(f) 2.34% 2.55% 2.04% 1.90% 2.31% 2.44%
Gross Expenses(f)(g) 0.74% 0.74% 0.70% 0.70% 0.74% 0.75%
Supplemental Data:
Net Assets at end of period (000's) $1,507,803 $1,604,350 $1,670,838 $1,740,731 $1,482,959 $1,707,034
Portfolio Turnover(d)(j) 13% 32% 50% 53% 64% 86%(k)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) The amount shown reflects a net realized and unrealized gain per share, whereas the Statement of Operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
( i ) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) Reflects increased trading activity due to current year transition or asset allocation shift.

11
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Income Stock Fund
Institutional Shares
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $17.41 $18.72 $20.15 $15.71 $19.76 $20.22
Investment Activities:
Net investment income (loss) 0.21(b) 0.34(b) 0.40(b) 0.34(b) 0.40(b) 0.43
Net realized and unrealized gains (losses) (0.57) 0.02(c) 0.21 4.44 (0.86) 0.70
Total from Investment Activities (0.36) 0.36 0.61 4.78 (0.46) 1.13
Distributions to Shareholders from:
Net investment income (0.22) (0.30) (0.43) (0.33) (0.37) (0.44)
Net realized gains — (1.37) (1.61) (0.01) (3.22) (1.15)
Total Distributions (0.22) (1.67) (2.04) (0.34) (3.59) (1.59)
Net Asset Value, End of Period $16.83 $17.41 $18.72 $20.15 $15.71 $19.76
Total Return(d)(e) (2.12)% 1.83% 2.77% 30.75% (3.81)% 6.30%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)( i ) 0.72% 0.72% 0.68% 0.68% 0.72% 0.73%
Net Investment Income (Loss)(f) 2.35% 2.57% 2.05% 1.91% 2.34% 2.47%
Gross Expenses(f)(g) 0.73% 0.73% 0.69% 0.69% 0.72% 0.73%
Supplemental Data:
Net Assets at end of period (000's) $770,391 $804,090 $953,444 $1,078,555 $1,028,803 $1,088,446
Portfolio Turnover(d)(j) 13% 32% 50% 53% 64% 86%(k)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) The amount shown reflects a net realized and unrealized gain per share, whereas the Statement of Operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
( i ) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k ) Reflects increased trading activity due to current year transition or asset allocation shift.

Notes to Financial Statements
October 31, 2023
Victory Portfolios III
12
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the "Fund"):
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is
an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the
Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of October 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Income Stock Fund Income Stock Fund Fund Shares and Institutional Shares

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
13
(Unaudited)
As of October 31, 2023, there were no transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of October 31, 2023, the Fund did not have any securities on loan.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized
Level 1 Level 2 Level 3 Total
Income Stock Fund
Common Stocks ............................................... $ 2,270,993 $ — $ — $ 2,270,993
Total ....................................................... $ 2,270,993 $ — $ — $ 2,270,993

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
14
(Unaudited)
gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the six months ended October 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended October 31, 2023, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds, including funds offered by VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’
annual and semi-annual reports may be viewed at vcm.com. As of October 31, 2023, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the six months ended October 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Equity Income Funds Index. The Lipper Equity Income Funds Index tracks the total return performance of the largest funds within the Lipper Equity Income Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
Excluding U.S. Government
Securities
Purchases Sales
Income Stock Fund ........................................................................ $ 315,582 $ 363,280
Affiliated Victory Portfolios III Funds
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.0
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.7
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
15
(Unaudited)
(a)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class’ annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Equity Income Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended October 31, 2023, there were no performance adjustments.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
October 31, 2023, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15% and 0.10%, which is based on the Fund's average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred for the six months ended October
31, 2023, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended October 31, 2023, are reflected on the Statement of
Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
October 31, 2023, are reflected on the Statement of Operations as Custodian fees.
Over/Under Performance Relative to Index Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400 +/- 4
+/- 401 to 700 +/- 5
+/- 701 and greater +/- 6

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
16
(Unaudited)
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the
Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of October 31, 2023, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at October 31, 2023.
As of October 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands).
* Amount expires by July 31, 2024.
** Amount expires by July 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended October 31, 2023.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Risk —The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.
Financials Sectors Risk — The Fund's investments in companies within the financials sector means that market or economic factors impacting that sector could have a significant effect on the value of the Fund's investments and could make the Fund's performance more volatile. Financial companies, such as retail and commercial banks, insurance companies, and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans), and competition from new entrants in their fields of business.
In effect until August 31, 2024
Fund Shares Institutional Shares
Income Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.76% 0.72%
Expires
2024
*
Expires
2025
**
Expires
2026
Expires
2027 Total
Income Stock Fund ....................................... $ 38 $ 33 $ 73 $ 41 $ 185

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
17
(Unaudited)
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended October 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended October 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended October 31, 2023, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended October 31, 2023.
8. Federal Income Tax Information:
The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
At the tax year ended April 30, 2023, the Fund had no capital loss carryforwards for federal income tax purposes.
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Borrower or
Lender
Amount
Outstanding
at
October 31,
2023
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Income Stock Fund .................................. Borrower $ — $ 2,467 5.83% $ 2,467

Supplemental Information
October 31, 2023
Victory Portfolios III
18
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2023, through October 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
5/1/23
Actual
Ending
Account
Value
10/31/23
Hypothetical
Ending
Account
Value
10/31/23
Actual
Expenses
Paid During
Period
5/1/23 - 10/31/23*
Hypothetical
Expenses
Paid During
Period
5/1/23 - 10/31/23*
Annualized
Expense Ratio
During Period
5/1/23 - 10/31/23
Income Stock Fund
Fund Shares ............................ $ 1,000.00 $ 978.70 $ 1,021.42 $ 3.68 $ 3.76 0.74%
Institutional Shares ....................... 1,000.00 978.80 1,021.52 3.58 3.66 0.72%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Supplemental Information
October 31, 2023
Victory Portfolios III
19
(Unaudited)
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
October 31, 2023
Victory Portfolios III
20
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
October 31, 2023
Victory Portfolios III
21
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23424-1223

October 31, 2023
Semi Annual Report
Victory Money Market Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Investment Objective and Portfolio Holdings 2
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
6
Statement of Operations
7
Statements of Changes in Net Assets
8
Financial Highlights
9
Notes to Financial Statements 10
Supplemental Information
Proxy Voting and Portfolio Holdings Information
15
Expense Example
15
Privacy Policy
16

2
Victory Portfolios III
Victory Money Market Fund
October 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks the highest income consistent with preservation of capital and the maintenance of liquidity.
Asset Allocation:
October 31, 2023
(% of Net Assets)
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.

Schedule of Portfolio Investments
October 31, 2023
Victory Portfolios III
Victory Money Market Fund
3
(Unaudited)
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Principal Amount Value
Corporate Bonds (2.2%)
Financials (2.2%):
Bass Pro Rossford Development Co. LLC (LOC - Fifth Third Bank), 5.42%, 11/1/27(a) .... $ 15,580 $ 15,580
NLS 2015 Irrevocable Trust (LOC - Bank of Oklahoma, N.A.), 5.60%, 12/1/39, Callable
12/8/23 @ 100(a) ................................................... 11,260 11,260
Opler Irrevocable Trust (LOC - Bank of Oklahoma, N.A.), 5.60%, 11/1/39, Callable 12/8/23 @
100(a) ........................................................... 9,280 9,280
Stobro Co. LP (LOC - Federal Home Loan Bank of Pittsburgh), 5.38%, 1/1/32, Callable
12/8/23 @ 100(a) ................................................... 8,330 8,330
44,450
Total Corporate Bonds (Cost $44,450)
a
a
a
44,450
Municipal Bonds (1.0%)
Arizona (1.0%):
The Yavapai County IDA Revenue (LOC - Bank of Nova Scotia), 5.40%, 9/1/35, Continuously
Callable @100(a) ................................................... 20,000 20,000
Total Municipal Bonds (Cost $20,000)
a
a
a
20,000
U.S. Treasury Obligations (5.4%)
U.S. Treasury Bills, 5.39%, 12/19/23(b) ....................................... 100,000 99,294
U.S. Treasury Notes, 2.25%, 3/31/24 ......................................... 10,000 9,888
Total U.S. Treasury Obligations (Cost $109,182)
a
a
a
109,182
Commercial Paper (63.3%)
Banks (4.4%):
Landesbank Baden-Wuerttemberg, 5.31%, 11/1/23(b) ............................. 90,000 90,000
Communication Services (2.0%):
Verizon Communications, Inc.
5.49%, 11/20/23(b)(c) ................................................ 20,000 19,942
5.53%, 12/1/23(b)(c) ................................................ 20,000 19,909
39,851
Consumer Discretionary (1.8%):
Vw Credit, Inc.
5.58%, 11/1/23(b)(c) ................................................ 20,000 20,000
5.65%, 11/8/23(b)(c) ................................................ 17,500 17,481
37,481
Consumer Staples (1.0%):
Ingredion, Inc.
5.48%, 11/1/23(b)(c) ................................................ 10,000 10,000
5.48%, 11/2/23(b)(c) ................................................ 10,000 9,998
19,998
Energy (3.0%):
Enbridge Gas Distribution, 5.57%, 11/13/23(b)(c) ................................ 40,000 39,926
Ovintiv, Inc., 6.15%, 11/20/23(b) ............................................ 20,000 19,935
59,861
Financials (26.4%):
American Honda Finance, 5.65%, 11/21/23(b) .................................. 20,000 19,938

Victory Portfolios III
Victory Money Market Fund
4
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Corporate Asset Funding Co. LLC, 5.62%, 11/13/23(b)(c) .......................... $ 20,000 $ 19,963
Fairway Finance Corp.
5.71%, 1/3/24(b)(c) ................................................. 20,000 19,806
5.77%, 2/1/24(b)(c) ................................................. 20,000 19,714
5.77%, 3/1/24(b)(c) ................................................. 20,000 19,624
Gotham Funding Corp., 5.66%, 12/18/23(b)(c) .................................. 20,000 19,857
Hannover Funding Co. LLC
5.54%, 11/1/23(b)(c) ................................................ 40,000 40,000
5.78%, 11/6/23(b)(c) ................................................ 20,000 19,984
5.86%, 12/6/23(b)(c) ................................................ 20,000 19,888
Hyundai Capital America, 5.47%, 11/1/23(b)(c) ................................. 40,000 40,000
Liberty Street Funding LLC
5.42%, 11/10/23(b)(c) ................................................ 40,000 39,947
5.67%, 12/5/23(b)(c) ................................................ 20,000 19,896
5.66%, 1/9/24(b)(c) ................................................. 20,000 19,787
LMA-Americas LLC
5.45%, 11/14/23(b)(c) ................................................ 20,000 19,962
5.74%, 1/16/24(b)(c) ................................................ 20,000 19,765
Manhattan Asset Funding Co., 5.66%, 1/9/24(b)(c) ............................... 20,000 19,790
Nutrien Financial US LLC
5.66%, 11/16/23(b)(c) ................................................ 20,000 19,953
5.74%, 12/1/23(b)(c) ................................................ 20,800 20,701
Old Line Funding LLC
5.74%, 2/8/24(b)(c) ................................................. 20,000 19,694
5.74%, 3/26/24(b)(c) ................................................ 20,000 19,548
Ridgefield Funding Co. LLC
5.40%, 11/17/23(b)(c) ................................................ 20,000 19,953
5.81%, 4/5/24(b)(c) ................................................. 20,000 19,510
Sheffield Receivables
5.43%, 11/21/23(b)(c) ................................................ 20,000 19,941
5.83%, 4/23/24(b)(c) ................................................ 20,000 19,453
536,674
Industrials (4.7%):
Aviation Capital Group LLC, 5.80%, 11/1/23(b)(c) ............................... 55,000 55,000
Johnson Controls, Inc., 5.46%, 11/3/23(b)(c) ................................... 40,000 39,988
94,988
Information Technology (4.4%):
Amphenol Corp., 5.31%, 11/1/23(b)(c) ....................................... 90,000 90,000
Utilities (15.6%):
Ameren Corp., 5.62%, 11/20/23(b) .......................................... 25,000 24,926
CenterPoint Energy, 5.38%, 11/1/23(b)(c) ..................................... 26,000 26,000
CenterPoint Energy Resources, 5.38%, 11/1/23(b)(c) .............................. 64,000 64,000
Commonwealth Edison Co., 5.32%, 11/1/23(b)(c) ................................ 70,000 70,000
Duke Energy Corp.
5.35%, 11/1/23(b)(c) ................................................ 20,000 20,000
5.51%, 11/3/23(b)(c) ................................................ 20,000 19,994
5.47%, 11/9/23(b)(c) ................................................ 20,000 19,976
Evergy Kansas Central, 5.52%, 11/1/23(b)(c) ................................... 71,000 71,000
315,896
Total Commercial Paper (Cost $1,284,749)
a
a
a
1,284,749
Certificates of Deposit (16.7%)
Bank of America NA, 5.91%, 5/8/24 ......................................... 20,000,000 20,000
Bank of America NA, 5.79%, 2/23/24 ........................................ 20,000,000 20,000
Bank of America NA, 5.72%, 1/16/24 ........................................ 20,000,000 20,000
Bank of America NA, 5.62%, 11/13/23 ....................................... 20,000,000 20,000

Victory Portfolios III
Victory Money Market Fund
5
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Bank of Nova Scotia, 5.66%, 11/2/23 (SOFR+35bps)(d) ........................... $ 20,000,000 $ 20,000
Citibank NA, 5.83%, 4/18/24 .............................................. 40,000,000 40,000
Royal Bank of Canada, 5.86%, 6/27/24 ....................................... 20,000,000 20,000
Royal Bank of Canada, 5.95%, 7/15/24 (FEDL01+62bps)(d) ........................ 20,000,000 20,000
Standard Chartered Bank NY, 5.65%, 12/1/23 ................................... 20,000,000 20,000
State Street Bank TR, 5.77%, 2/13/24 (SOFR+45bps)(d) ........................... 20,000,000 20,000
State Street Bank TR, 5.65%, 11/20/23 (SOFR+33bps)(d) .......................... 20,000,000 20,000
Toronto Dominion Bank, 5.91%, 5/8/24 (SOFRRATE+60bps)(d) ..................... 20,000,000 20,000
Toronto Dominion Bank, 6.01%, 3/26/24 ...................................... 20,000,000 20,000
Wells Fargo Bank, 5.87%, 1/5/24 (SOFR+55bps)(d) .............................. 20,000,000 20,000
Wells Fargo Bank, 5.92%, 5/10/24 (SOFR+60bps)(d) ............................. 20,000,000 20,000
Wells Fargo Bank NA, 5.70%, 3/22/24 (SOFR+38bps)(d) .......................... 20,000,000 20,000
Total Certificates of Deposit (Cost $340,000)
a
a
a
340,000
Repurchase Agreements (11.2%)
Fixed Income Clearing Corporation-State Street Bank & Trust Co., 5.28%, purchased on
10/31/23, with a maturity date of 11/1/23, with a value of $228,000 (collateralized by U.S.
Treasury Bond, 2.38% - 4.00%, due 5/15/51 - 11/15/52, with a value of $232,560) ........ 228,000 228,000
Total Repurchase Agreements (Cost $228,000)
a
a
a
228,000
Total Investments (Cost $2,026,381) — 99.8% 2,026,381
Other assets in excess of liabilities — 0.2% 4,274
NET ASSETS - 100.00% $ 2,030,655
(a) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(b) Rate represents the effective yield at October 31, 2023.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of October 31, 2023, the fair value of these securities was
$1,129,950 (thousands) and amounted to 55.6% of net assets.
(d) Variable or Floating-Rate Security. Rate disclosed is as of October 31, 2023.
bps
—
Basis points
FEDL01
—
Effective Federal Fund Rate
IDA
—
Industrial Development Authority
LLC
—
Limited Liability Company
LP
—
Limited Partnership
SOFR
—
Secured Overnight Financing Rate
Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
LOC—Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

Statement of Assets and Liabilities
October 31, 2023
6
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Money
Market Fund
Assets:
Investments, at value (Cost $1,798,381) $ 1,798,381
Repurchase agreements, at value (Cost $228,000) 228,000
Cash 2,062
Receivables:
Interest 3,426
Capital shares issued 1,513
Prepaid expenses 9
Total Assets 2,033,391
Liabilities:
Payables:
Distributions 89
Capital shares redeemed 1,524
Accrued expenses and other payables:
Investment advisory fees 413
Administration fees 172
Custodian fees 15
Transfer agent fees 429
Compliance fees 2
Other accrued expenses 92
Total Liabilities 2,736
Commitments and contingencies (Note 3 )
Net Assets:
Capital 2,030,597
Total accumulated earnings 58
Net Assets $ 2,030,655
Shares (unlimited number of shares authorized with no par value): 2,031,120
Net asset value, offering and redemption price per share:(a) $ 1.00
(a) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended October 31, 2023
7
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Money
Market Fund
Investment Income:
Interest $ 56,763
Total Income 56,763
Expenses:
Investment advisory fees 2,440
Administration fees 1,017
Sub-Administration fees 16
Custodian fees 37
Transfer agent fees 2,541
Trustees' fees 24
Compliance fees 9
Legal and audit fees 31
State registration and filing fees 48
Other expenses 129
Recoupment of prior expenses waived/reimbursed by Adviser 2
Total Expenses 6,294
Expenses waived/reimbursed by Adviser (9)
Net Expenses 6,285
Net Investment Income 50,478
Realized Gains from Investments:
Net realized gains from investment securities 55
Net realized gains on investments 55
Change in net assets resulting from operations $ 50,533

8
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Money Market Fund
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
From Investment Activities:
Operations:
Net Investment Income $ 50,478 $ 52,502 $ 4,566
Net realized gains 55 — 2
Change in net assets resulting from operations 50,533 52,502 4,568
Change in net assets resulting from distributions to shareholders (50,478) (52,501) (4,563)
Change in net assets resulting from capital transactions 9,219 142,341 (71,735)
Change in net assets 9,274 142,342 (71,730)
Net Assets:
Beginning of period 2,021,381 1,879,039 1,950,769
End of period $ 2,030,655 $ 2,021,381 $ 1,879,039
Capital Transactions:
Proceeds from shares issued $ 282,197 $ 537,374 $ 587,931
Distributions reinvested 49,981 52,053 4,525
Cost of shares redeemed (322,959) (447,086) (664,191)
Change in net assets resulting from capital transactions $ 9,219 $ 142,341 $ (71,735)
Share Transactions:
Issued 282,198 537,375 587,933
Reinvested 49,984 52,049 4,525
Redeemed (322,959) (447,086) (664,191)
Change in Shares 9,223 142,338 (71,733)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
9
See notes to financial statements.
Victory Money Market Fund
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Investment Activities:
Net investment income 0.03(b) 0.03(b) —(b)(c) —(b)(c) 0.01(b) 0.02
Net realized and unrealized gains —(c) — —(c) — —(c) —(c)
Total from Investment Activities 0.03 0.03 —(c) —(c) 0.01 0.02
Distributions to Shareholders from:
Net investment income (0.03) (0.03) —(c) —(c) (0.01) (0.02)
Net realized gains — — —(c) —(c) — —
Total Distributions (0.03) (0.03) —(c) —(c) (0.01) (0.02)
Net Asset Value, End of Period $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total Return(d)(e) 2.53% 2.71% 0.24% 0.01% 1.04% 1.97%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.62% 0.62% 0.35% 0.23% 0.58% 0.62%
Net Investment Income(f) 4.98% 3.61% 0.24% 0.01% 1.15% 1.95%
Gross Expenses(f) 0.62% 0.62% 0.62% 0.61% 0.61% 0.62%
Supplemental Data:
Net Assets at end of period (000's) $2,030,655 $2,021,381 $1,879,039 $1,950,769 $2,344,619 $4,878,643
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.

Notes to Financial Statements
October 31, 2023
Victory Portfolios III
10
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the "Fund"):
The Fund is classified as diversified under the 1940 Act.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory
Capital Operating, LLC.
The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.
The Fund may impose discretionary liquidity fees on redemptions from the Fund subject to the Fund's Board of Trustees (the “Board”)
determination that such liquidity fees are in the best interest of the Fund. Upon such determination, the Fund may impose a liquidity fee of up to 2% of the value of the shares redeemed. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the
Board.
Repurchase agreements are valued at cost.
All securities held in the Fund are short-term debt securities, which are valued pursuant to Rule 2a-7 under the 1940 Act and the Money Market
Funds Procedures to Stabilize Net Asset Value ("the Procedures"). This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith, at fair value, using methods determined by the
Committee, under the Procedures to stabilize net assets and valuation procedures approved by the Board.
Fund (Legal Name) Fund (Short Name)
Victory Money Market Fund Money Market Fund

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
11
(Unaudited)
Repurchase Agreements:
The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master
Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to at least 102% of principal including accrued interest and are held by the Fund, either through its regular custodian or through a special
“tri-party” custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master
Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the
Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund’s Adviser monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.
Investments in repurchase agreements as presented on the Schedule of Portfolio Investments are not net settlement amounts but gross. At
October 31, 2023, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Schedule of Portfolio Investments.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the six months ended October 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Custodian fees.
3. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
The Fund’s Investment Adviser fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund’s average daily net assets.
Amounts incurred and paid to VCM for the six months ended October 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
October 31, 2023, the Fund had no subadvisers.

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
12
(Unaudited)
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.10%, which is based on the
Fund's average daily net assets of the Fund Shares. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  Transfer agent fees for the Fund are paid monthly based on a fee accrued daily at an annualized rate of 0.25% of average daily net assets, plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA for the six months ended October 31, 2023, are reflected on the Statement of Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
October 31, 2023, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of October 31, 2023, the expense limit (excluding voluntary waivers) was 0.62%.
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
In addition, the Adviser agreed to further reimburse fees in excess of the Fund’s expense limit of 0.62% through at least August 31, 2024. These voluntary reductions, to the extent necessary, are to maintain a certain minimum net yield of the Fund. Under this agreement to reimburse additional fees, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years after the fiscal year in which the waiver or reimbursement took place, to the extent any repayments would not cause the Fund’s net yield to fall below the Fund’s minimum yield at the time of: (a) the original waiver or expense reimbursement; or (b) the expense limit in effect at the time of the extra waiver.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at October 31, 2023. For the six months ended October 31, 2023, recoupment in the amount of $2 thousand was paid to the Adviser.
As of October 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands).

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
13
(Unaudited)
* Amount expires by July 31, 2024.
** Amount expires by July 31, 2025.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
4. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Stable Net Asset Value Risk — You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Discretionary Liquidity Fees Risk  — The Fund may impose liquidity fees on redemptions subject to the Board’s determination that such a liquidity fees are in the best interests of the Fund. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund.
Credit Risk — Credit risk is expected to be low for the Fund because it invests primarily in securities that are considered to be of high quality. However, there is the possibility that an issuer will fail to make timely interest and principal payments on its securities or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
5. Borrowing:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended October 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended October 31, 2023.
6. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month.  Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
Expires
2024
*
Expires
2025
**
Expires
2026
Expires
2027 Total
Money Market Fund ....................................... $ 6,339 $ 5,162 $ 56 $ 9 $ 11,566

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
14
(Unaudited)
At the tax year ended April 30, 2023, the Fund had no capital loss carryforwards for federal income tax purposes.
7. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
On July 12, 2023, the SEC adopted amendments to rules that govern money market funds ("MMFs"). Among other things, the amendments eliminate the ability of all money market funds to impose redemption gates effective October 2, 2023. The amendments generally will continue to permit the Fund to opt-in to the discretionary liquidity fee framework under which the Board may authorize the Fund to impose a liquidity fee of up to 2%, if it is in the best interest of the Fund. Subject to Board approval, the amendments also provide options for the Fund to address negative interest rate environments by either converting to a floating net asset value or by instituting a reverse distribution mechanism to reduce the number of shares outstanding and thereby maintain a stable NAV, if the Board determines that it is in the best interests of the Fund.

Supplemental Information
October 31, 2023
Victory Portfolios III
15
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Fund makes available on VCM.com a complete list of portfolio holdings no sooner than 5 business days after the end of each month. Form
N-MFP is available on the SEC’s website at sec.gov.
Expense Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2023, through October 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
5/1/23
Actual
Ending
Account
Value
10/31/23
Hypothetical
Ending
Account
Value
10/31/23
Actual
Expenses
Paid During
Period
5/1/23 - 10/31/23*
Hypothetical
Expenses
Paid During
Period
5/1/23 - 10/31/23*
Annualized
Expense Ratio
During Period
5/1/23 - 10/31/23
Money Market Fund ...................... $ 1,000.00 $ 1,025.30 $ 1,022.02 $ 3.16 $ 3.15 0.62%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Supplemental Information
October 31, 2023
Victory Portfolios III
16
(Unaudited)
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
October 31, 2023
Victory Portfolios III
17
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
October 31, 2023
Victory Portfolios III
18
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23428-1223

October 31, 2023
Semi Annual Report
Victory Nasdaq-100 Index Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Investment Objective and Portfolio Holdings 2
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
6
Statement of Operations
7
Statements of Changes in Net Assets
8
Financial Highlights
10
Notes to Financial Statements 15
Supplemental Information
Proxy Voting and Portfolio Holdings Information
22
Expense Examples
22
Privacy Policy
23

2
Victory Portfolios III
Victory Nasdaq-100 Index Fund
October 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index. The
Nasdaq-100 Index (the “Index”) represents 100 of the largest nonfinancial stocks traded on The Nasdaq Stock Market
®
.
Top 10 Holdings*:
October 31, 2023
(% of Net Assets)
Top Sectors*:
October 31, 2023
(% of Net Assets)
Does not include futures contracts and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Apple, Inc.
11.0%
Microsoft Corp.
10.3%
Amazon.com, Inc.
5.6%
NVIDIA Corp.
4.1%
Meta Platforms, Inc., Class A
3.9%
Broadcom, Inc.
3.1%
Alphabet, Inc., Class A
3.0%
Alphabet, Inc., Class C
3.0%
Tesla, Inc.
2.6%
Costco Wholesale Corp.
2.1%
Information Technology
49.0%
Communication Services
15.9%
Consumer Discretionary
13.7%
Health Care
6.8%
Consumer Staples
6.5%
Industrials
4.9%
Utilities
1.3%
Energy
0.5%
Financials
0.5%
Real Estate
0.3%

Schedule of Portfolio Investments
October 31, 2023
Victory Portfolios III
Victory Nasdaq-100 Index Fund
3
(Unaudited)
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.4%)
Communication Services (15.9%):
Alphabet, Inc. , Class A (a) ................................................. 1,187,164 $ 147,303
Alphabet, Inc. , Class C (a) ................................................. 1,160,751 145,442
Charter Communications, Inc. , Class A (a) ..................................... 64,228 25,871
Comcast Corp. , Class A .................................................. 1,766,153 72,925
Electronic Arts, Inc. ..................................................... 116,256 14,391
Meta Platforms, Inc. , Class A (a) ............................................ 623,380 187,806
Netflix, Inc. (a) ......................................................... 190,166 78,289
Sirius XM Holdings, Inc. (b) ............................................... 1,648,879 7,057
The Trade Desk, Inc. , Class A (a) ............................................ 191,460 13,586
T-Mobile U.S., Inc. (a) .................................................... 504,850 72,628
Warner Bros Discovery, Inc. (a) ............................................. 1,045,948 10,397
775,695
Communications Equipment (1.9%):
Cisco Systems, Inc. ..................................................... 1,748,718 91,161
Consumer Discretionary (13.7%):
Airbnb, Inc. , Class A (a) .................................................. 182,962 21,643
Amazon.com, Inc. (a) .................................................... 2,064,530 274,768
Booking Holdings, Inc. (a) ................................................. 15,316 42,725
eBay, Inc. ............................................................ 228,363 8,959
JD.com, Inc. , ADR ...................................................... 194,627 4,947
Lucid Group, Inc. (a) (b) ................................................... 975,244 4,018
Lululemon Athletica, Inc. (a) ............................................... 52,107 20,503
Marriott International, Inc. , Class A .......................................... 127,983 24,133
MercadoLibre, Inc. (a) .................................................... 21,496 26,671
O'Reilly Automotive, Inc. (a) ............................................... 25,858 24,059
PDD Holdings, Inc. , ADR (a) ............................................... 279,583 28,355
Ross Stores, Inc. ....................................................... 146,185 16,953
Starbucks Corp. ........................................................ 491,522 45,338
Tesla, Inc. (a) .......................................................... 635,100 127,554
670,626
Consumer Staples (6.5%):
Costco Wholesale Corp. .................................................. 190,311 105,136
Dollar Tree, Inc. (a) ...................................................... 94,410 10,488
Keurig Dr Pepper, Inc. ................................................... 599,602 18,186
Mondelez International, Inc. , Class A ......................................... 583,792 38,653
Monster Beverage Corp. (a) ................................................ 449,518 22,970
PepsiCo, Inc. .......................................................... 590,728 96,454
The Kraft Heinz Co. ..................................................... 527,094 16,582
Walgreens Boots Alliance, Inc. ............................................. 370,449 7,809
316,278
Energy (0.5%):
Baker Hughes Co. ...................................................... 433,270 14,913
Diamondback Energy, Inc. ................................................ 76,736 12,302
27,215
Financials (0.5%):
PayPal Holdings, Inc. (a) .................................................. 471,198 24,408
Health Care (6.8%):
Align Technology, Inc. (a) ................................................. 32,843 6,063
Amgen, Inc. ........................................................... 229,541 58,694
AstraZeneca PLC , ADR .................................................. 249,991 15,807
Biogen, Inc. (a) ......................................................... 62,148 14,763
Dexcom, Inc. (a) ........................................................ 166,446 14,785
GE HealthCare Technologies, Inc. ........................................... 195,183 12,993
Gilead Sciences, Inc. .................................................... 534,698 41,995
IDEXX Laboratories, Inc. (a) ............................................... 35,623 14,230
Illumina, Inc. (a) ........................................................ 67,931 7,433
Intuitive Surgical, Inc. (a) ................................................. 150,776 39,536

Victory Portfolios III
Victory Nasdaq-100 Index Fund
4
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Moderna, Inc. (a) ....................................................... 163,323 $ 12,406
Regeneron Pharmaceuticals, Inc. (a) .......................................... 45,805 35,723
Seagen, Inc. (a) ......................................................... 80,546 17,141
Vertex Pharmaceuticals, Inc. (a) ............................................. 110,755 40,106
331,675
Industrials (4.9%):
Automatic Data Processing, Inc. ............................................ 176,795 38,580
Cintas Corp. .......................................................... 43,660 22,141
Copart, Inc. (a) ......................................................... 409,765 17,833
CSX Corp. ............................................................ 860,971 25,700
Fastenal Co. ........................................................... 245,174 14,303
Honeywell International, Inc. .............................................. 284,924 52,215
Old Dominion Freight Line, Inc. ............................................ 46,890 17,661
PACCAR, Inc. ......................................................... 224,350 18,516
Paychex, Inc. .......................................................... 154,720 17,182
Verisk Analytics, Inc. .................................................... 62,235 14,150
238,281
IT Services (0.3%):
Cognizant Technology Solutions Corp. , Class A ................................. 216,727 13,972
Real Estate (0.3%):
CoStar Group, Inc. (a) .................................................... 175,228 12,864
Semiconductors & Semiconductor Equipment (17.8%):
Advanced Micro Devices, Inc. (a) ............................................ 693,328 68,293
Analog Devices, Inc. .................................................... 213,840 33,643
Applied Materials, Inc. ................................................... 358,979 47,511
ASML Holding NV , NYS ................................................. 37,212 22,283
Broadcom, Inc. ........................................................ 177,094 149,002
Enphase Energy, Inc. (a) .................................................. 58,514 4,657
GLOBALFOUNDRIES, Inc. (a) (b) .......................................... 235,056 11,663
Intel Corp. ............................................................ 1,797,184 65,597
KLA Corp. ........................................................... 58,670 27,557
Lam Research Corp. ..................................................... 56,864 33,448
Marvell Technology, Inc. ................................................. 370,251 17,483
Microchip Technology, Inc. ................................................ 233,589 16,653
Micron Technology, Inc. .................................................. 470,024 31,430
NVIDIA Corp. ......................................................... 494,235 201,549
NXP Semiconductors NV ................................................. 110,630 19,076
ON Semiconductor Corp. (a) ............................................... 185,181 11,600
QUALCOMM, Inc. ..................................................... 478,906 52,196
Texas Instruments, Inc. ................................................... 389,633 55,332
868,973
Software (18.0%):
Adobe, Inc. (a) ......................................................... 195,596 104,069
ANSYS, Inc. (a) ........................................................ 37,244 10,363
Atlassian Corp. , Class A (a) ................................................ 65,783 11,883
Autodesk, Inc. (a) ....................................................... 91,732 18,129
Cadence Design Systems, Inc. (a) ............................................ 116,632 27,974
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 97,007 17,148
Datadog, Inc. , Class A (a) ................................................. 128,338 10,456
Fortinet, Inc. (a) ........................................................ 337,009 19,267
Intuit, Inc. ............................................................ 120,181 59,484
Microsoft Corp. ........................................................ 1,486,659 502,654
Palo Alto Networks, Inc. (a) ................................................ 131,251 31,897
Synopsys, Inc. (a) ....................................................... 65,263 30,637
Workday, Inc. , Class A (a) ................................................. 88,829 18,806
Zoom Video Communications, Inc. , Class A (a) .................................. 109,124 6,545
Zscaler, Inc. (a) ......................................................... 62,606 9,935
879,247

Victory Portfolios III
Victory Nasdaq-100 Index Fund
5
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Technology Hardware, Storage & Peripherals (11.0%):
Apple, Inc. ........................................................... 3,128,332 $ 534,225
Utilities (1.3%):
American Electric Power Co., Inc. ........................................... 221,076 16,700
Constellation Energy Corp. ................................................ 138,004 15,584
Exelon Corp. .......................................................... 427,075 16,630
Xcel Energy, Inc. ....................................................... 236,678 14,028
62,942
Total Common Stocks (Cost $2,267,089)
a
a
a
4,847,562
Collateral for Securities Loaned (0.5%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .26% (c) ........ 5,748,803 5,749
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .29% (c) ............ 5,748,803 5,749
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (c) ............... 5,748,803 5,748
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .25% (c) . 5,748,803 5,749
Total Collateral for Securities Loaned (Cost $22,995)
a
a
a
22,995
Total Investments (Cost $2,290,084) — 99.9% 4,870,557
Other assets in excess of liabilities — 0.1% 3,880
NET ASSETS - 100.00% $ 4,874,437
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on October 31, 2023.
ADR
—
American Depositary Receipt
NYS
—
New York Registered Shares
PLC
—
Public Limited Company
Futures Contracts Purchased
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
NASDAQ 100 E-Mini Futures ......... 85 12/15/23 $ 25,449,889 $ 24,633,425 $ (816,464)
Total unrealized appreciation $ —
Total unrealized depreciation (816,464)
Total net unrealized appreciation (depreciation) $ (816,464)

Statement of Assets and Liabilities
October 31, 2023
6
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Nasdaq-100
Index Fund
Assets:
Investments, at value (Cost $2,290,084) $ 4,870,557 (a)
Cash 19,904
Deposit with broker for futures contracts 4,816
Receivables:
Interest and dividends 739
Capital shares issued 5,165
From Adviser 9
Variation margin on open futures contracts 125
Prepaid expenses 86
Total Assets 4,901,401
Liabilities:
Payables:
Collateral received on loaned securities 22,995
Capital shares redeemed 2,166
Accrued expenses and other payables:
Investment advisory fees 847
Administration fees 588
Custodian fees 26
Transfer agent fees 273
Compliance fees 2
12b-1 fees 9
Other accrued expenses 58
Total Liabilities 26,964
Commitments and contingencies (Note 5 )
Net Assets:
Capital 2,195,153
Total accumulated earnings/(loss) 2,679,284
Net Assets $ 4,874,437
Net Assets
Fund Shares $ 3,939,167
Institutional Shares 675,944
Class A 41,755
Class C 9,032
Class R6 208,539
Total $ 4,874,437
Shares (unlimited number of shares authorized with no par value):
Fund Shares 106,608
Institutional Shares 18,275
Class A 1,135
Class C 251
Class R6 5,637
Total 131,906
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 36 .95
Institutional Shares 36 .99
Class A 36 .79
Class C(c) 35 .99
Class R6 36 .99
Maximum Sales Charge — Class A 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 37 .64
(a) Includes $22,409 thousand of securities on loan.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(c) Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Six Months Ended October 31, 2023
7
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory
Nasdaq-100 Index
Fund
Investment Income:
Dividends $ 20,058
Interest 426
Securities lending (net of fees) 703
Foreign tax withholding (30)
Total Income 21,157
Expenses:
Investment advisory fees 4,982
Administration fees — Fund Shares 3,030
Administration fees — Institutional Shares 350
Administration fees — Class A 29
Administration fees — Class C 7
Administration fees — Class R6 49
Sub-Administration fees 12
12b-1 fees — Class A 48
12b-1 fees — Class C 48
Custodian fees 98
Transfer agent fees — Fund Shares 1,014
Transfer agent fees — Institutional Shares 350
Transfer agent fees — Class A 19
Transfer agent fees — Class C 5
Transfer agent fees — Class R6 10
Trustees' fees 25
Compliance fees 21
Legal and audit fees 34
State registration and filing fees 75
Other expenses 297
Total Expenses 10,503
Expenses waived/reimbursed by Adviser (23)
Net Expenses 10,480
Net Investment Income (Loss) 10,677
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 189,758
Net realized gains (losses) from futures contracts 3,802
Net change in unrealized appreciation/depreciation on investment securities 185,080
Net change in unrealized appreciation/depreciation on futures contracts (2,420)
Net realized/unrealized gains (losses) on investments 376,220
Change in net assets resulting from operations $ 386,897

8
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Nasdaq-100 Index Fund
Six Months
Ended
October
31, 2023
(Unaudited)
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 10,677 $ 5,227 $ 18,030
Net realized gains (losses) 193,560 (8,974) (96,526)
Net change in unrealized appreciation/depreciation 182,660 766,306 (1,511,387)
Change in net assets resulting from operations 386,897 762,559 (1,589,883)
Distributions to Shareholders:
Fund Shares — — (116,585)
Institutional Shares — — (23,561)
Class A — — (684)
Class C — — (108)
Class R6 — — (2,539)
Change in net assets resulting from distributions to shareholders — — (143,477)
Change in net assets resulting from capital transactions 114,615 34,533 730,324
Change in net assets 501,512 797,092 (1,003,036)
Net Assets:
Beginning of period 4,372,925 3,575,833 4,578,869
End of period $ 4,874,437 $ 4,372,925 $ 3,575,833
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.

9
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Nasdaq-100 Index Fund
Six Months
Ended
October
31, 2023
(Unaudited)
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 384,262 $ 160,510 $ 550,521
Distributions reinvested — — 112,885
Cost of shares redeemed (276,520) (158,952) (626,996)
Total Fund Shares $ 107,742 $ 1,558 $ 36,410
Institutional Shares
Proceeds from shares issued $ 69,823 $ 20,534 $ 633,831
Distributions reinvested — — 23,526
Cost of shares redeemed (117,820) (58,808) (24,292)
Total Institutional Shares $ (47,997) $ (38,274) $ 633,065
Class A
Proceeds from shares issued $ 23,883 $ 4,116 $ 16,708
Distributions reinvested — — 684
Cost of shares redeemed (7,848) (1,640) (6,666)
Total Class A $ 16,035 $ 2,476 $ 10,726
Class C
Proceeds from shares issued $ 5,014 $ 1,548 $ 2,120
Distributions reinvested — — 108
Cost of shares redeemed (1,835) (52) (981)
Total Class C $ 3,179 $ 1,496 $ 1,247
Class R6
Proceeds from shares issued $ 48,401 $ 73,053 $ 56,485
Distributions reinvested — — 2,524
Cost of shares redeemed (12,745) (5,776) (10,133)
Total Class R6 $ 35,656 $ 67,277 $ 48,876
Change in net assets resulting from capital transactions $ 114,615 $ 34,533 $ 730,324
Share Transactions:
Fund Shares
Issued 10,087 5,058 15,752
Reinvested — — 3,763
Redeemed (7,326) (5,074) (18,436)
Total Fund Shares 2,761 (16) 1,079
Institutional Shares
Issued 1,834 687 18,719
Reinvested — — 784
Redeemed (3,108) (1,824) (732)
Total Institutional Shares (1,274) (1,137) 18,771
Class A
Issued 633 128 479
Reinvested — — 23
Redeemed (207) (52) (195)
Total Class A 426 76 307
Class C
Issued 138 50 65
Reinvested — — 4
Redeemed (49) (2) (30)
Total Class C 89 48 39
Class R6
Issued 1,275 2,334 1,785
Reinvested — — 84
Redeemed (336) (183) (304)
Total Class R6 939 2,151 1,565
Change in Shares 2,941 1,122 21,761
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
10
See notes to financial statements.
Victory Nasdaq-100 Index Fund
Fund Shares
Six Months
Ended
October
31, 2023
(Unaudited)
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of
Period $33.90 $27.97 $43.16 $35.56 $24.35 $17.69 $17.89
Investment Activities:
Net investment income (loss) 0.08(b) 0.04(b) 0.16(b) 0.11(b) 0.13(b) 0.13(b) 0.11
Net realized and unrealized
gains (losses) 2.97 5.89 (14.19) 9.43 11.62 6.74 (0.18)
Total from Investment
Activities 3.05 5.93 (14.03) 9.54 11.75 6.87 (0.07)
Distributions to Shareholders
from:
Net investment income — — (0.08) (0.11) (0.13) (0.13) (0.12)
Net realized gains — — (1.08) (1.83) (0.41) (0.08) (0.01)
Total Distributions — — (1.16) (1.94) (0.54) (0.21) (0.13)
Net Asset Value, End of Period $36.95 $33.90 $27.97 $43.16 $35.56 $24.35 $17.69
Total Return(c)(d) 9.00% 21.20% (32.69)% 26.96% 48.30% 38.86% (0.44)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.42% 0.45% 0.44% 0.42% 0.44% 0.48% 0.48%
Net Investment Income
(Loss)(e) 0.43% 0.39% 0.48% 0.27% 0.46% 0.63% 0.64%
Gross Expenses(e)(f) 0.42% 0.45% 0.44% 0.42% 0.44% 0.48% 0.48%
Supplemental Data:
Net Assets at end of period
(000's) $3,939,167 $3,520,754 $2,904,735 $4,436,357 $3,583,838 $2,442,662 $1,750,674
Portfolio Turnover(c)(h) 15% 2% 12% 10% 17% 9% 5%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

11
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Nasdaq-100 Index Fund
Institutional Shares
Six Months
Ended
October
31, 2023
(Unaudited)
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
June 29,
2020(b)
through
December 31,
2020
Net Asset Value, Beginning of Period $33.94 $27.99 $43.26 $35.64 $27.86
Investment Activities:
Net investment income (loss)(c) 0.08 0.04 0.16 0.10 0.07
Net realized and unrealized gains (losses) 2.97 5.91 (14.23) 9.45 8.17
Total from Investment Activities 3.05 5.95 (14.07) 9.55 8.24
Distributions to Shareholders from:
Net investment income — — (0.12) (0.10) (0.05)
Net realized gains — — (1.08) (1.83) (0.41)
Total Distributions — — (1.20) (1.93) (0.46)
Net Asset Value, End of Period $36.99 $33.94 $27.99 $43.26 $35.64
Total Return(d)(e) 8.99% 21.26% (32.70)% 26.93% 29.60%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 0.42% 0.43% 0.43% 0.44% 0.44%
Net Investment Income (Loss)(f) 0.44% 0.41% 0.52% 0.25% 0.42%
Gross Expenses(f)(g) 0.42% 0.43% 0.43% 0.44% 0.47%
Supplemental Data:
Net Assets at end of period (000's) $675,944 $663,439 $579,072 $82,846 $57,240
Portfolio Turnover(d)(i) 15% 2% 12% 10% 17%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning June 29, 2020, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
12
See notes to financial statements.
Victory Nasdaq-100 Index Fund
Class A
Six Months
Ended
October
31, 2023
(Unaudited)
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
June 29,
2020(b)
through
December 31,
2020
Net Asset Value, Beginning of Period $33.81 $27.91 $43.11 $35.64 $27.86
Investment Activities:
Net investment income (loss)(c) 0.02 0.01 0.08 (0.01) 0.02
Net realized and unrealized gains (losses) 2.96 5.89 (14.18) 9.44 8.18
Total from Investment Activities 2.98 5.90 (14.10) 9.43 8.20
Distributions to Shareholders from:
Net investment income — — (0.02) (0.13) (0.01)
Net realized gains — — (1.08) (1.83) (0.41)
Total Distributions — — (1.10) (1.96) (0.42)
Net Asset Value, End of Period $36.79 $33.81 $27.91 $43.11 $35.64
Total Return (excludes sales charge)(d)(e) 8.81% 21.14% (32.87)% 26.60% 29.46%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 0.70% 0.70% 0.70% 0.70% 0.70%
Net Investment Income (Loss)(f) 0.13% 0.13% 0.23% (0.02)% 0.11%
Gross Expenses(f)(g) 0.78% 0.82% 0.82% 1.03% 46.74%
Supplemental Data:
Net Assets at end of period (000's) $41,755 $23,980 $17,660 $14,070 $167
Portfolio Turnover(d)(i) 15% 2% 12% 10% 17%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning June 29, 2020, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

13
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Nasdaq-100 Index Fund
Class C
Six Months
Ended
October
31, 2023
(Unaudited)
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
June 29,
2020(b)
through
December 31,
2020
Net Asset Value, Beginning of Period $33.19 $27.47 $42.74 $35.51 $27.86
Investment Activities:
Net investment income (loss)(c) (0.12) (0.07) (0.17) (0.33) (0.10)
Net realized and unrealized gains (losses) 2.92 5.79 (14.02) 9.39 8.16
Total from Investment Activities 2.80 5.72 (14.19) 9.06 8.06
Distributions to Shareholders from:
Net investment income — — —(d) — —
Net realized gains — — (1.08) (1.83) (0.41)
Total Distributions — — (1.08) (1.83) (0.41)
Net Asset Value, End of Period $35.99 $33.19 $27.47 $42.74 $35.51
Total Return (excludes contingent deferred sales charge)(e)(f) 8.40% 20.86% (33.37)% 25.67% 28.95%
Ratios to Average Net Assets:
Net Expenses(g)(h)(i) 1.45% 1.45% 1.45% 1.45% 1.45%
Net Investment Income (Loss)(g) (0.63)% (0.64)% (0.53)% (0.79)% (0.61)%
Gross Expenses(g)(h) 1.62% 1.83% 1.86% 2.29% 19.93%
Supplemental Data:
Net Assets at end of period (000's) $9,032 $5,385 $3,134 $3,205 $194
Portfolio Turnover(e)(j) 15% 2% 12% 10% 17%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Amount is less than $0.005 per share.
(e) Not annualized for periods less than one year.
(f) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(g) Annualized for periods less than one year.
(h) Does not include acquired fund fees and expenses, if any.
(i) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning June 29, 2020, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
14
See notes to financial statements.
Victory Nasdaq-100 Index Fund
Class R6
Six Months
Ended
October
31, 2023
(Unaudited)
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of
Period $33.92 $27.97 $43.19 $35.57 $24.35 $17.68 $17.89
Investment Activities:
Net investment income (loss) 0.11(b) 0.06(b) 0.20(b) 0.15(b) 0.17(b) 0.15(b) 0.12
Net realized and unrealized
gains (losses) 2.96 5.89 (14.21) 9.45 11.63 6.74 (0.18)
Total from Investment
Activities 3.07 5.95 (14.01) 9.60 11.80 6.89 (0.06)
Distributions to Shareholders
from:
Net investment income — — (0.13) (0.15) (0.17) (0.14) (0.14)
Net realized gains — — (1.08) (1.83) (0.41) (0.08) (0.01)
Total Distributions — — (1.21) (1.98) (0.58) (0.22) (0.15)
Net Asset Value, End of Period $36.99 $33.92 $27.97 $43.19 $35.57 $24.35 $17.68
Total Return(c)(d) 9.05% 21.27% (32.62)% 27.14% 48.51% 38.99% (0.38)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.29% 0.30% 0.32% 0.30% 0.31% 0.39% 0.40%
Net Investment Income
(Loss)(e) 0.55% 0.53% 0.61% 0.38% 0.59% 0.71% 0.72%
Gross Expenses(e)(f) 0.29% 0.30% 0.32% 0.30% 0.31% 0.42% 0.45%
Supplemental Data:
Net Assets at end of period
(000's) $208,539 $159,367 $71,232 $42,391 $35,511 $18,877 $12,667
Portfolio Turnover(c)(h) 15% 2% 12% 10% 17% 9% 5%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
October 31, 2023
Victory Portfolios III
15
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the "Fund"):
The Fund is classified as non-diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM”
or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the
Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Nasdaq-100 Index Fund Nasdaq-100 Index Fund Fund Shares, Institutional Shares,
Class A, Class C, and Class R6

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
16
(Unaudited)
A summary of the valuations as of October 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of October 31, 2023, there were no transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the six months ended October 31, 2023, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Level 1 Level 2 Level 3 Total
Nasdaq-100 Index Fund
Common Stocks ............................................... $ 4,847,562 $ — $ — $ 4,847,562
Collateral for Securities Loaned ................................... 22,995 — — 22,995
Total ....................................................... $ 4,870,557 $ — $ — $ 4,870,557
Other Financial Investments:*
Liabilities:
Futures Contracts .............................................. (816) — — (816)
Total ....................................................... $ (816) $ — $ — $ (816)
* Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
17
(Unaudited)
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of October 31, 2023 (amounts in thousands):
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended October 31, 2023 (amounts in thousands):
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of October 31, 2023.
Liabilities
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: (816,000)
Nasdaq-100 Index Fund ............................................................................... $ 816
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: 3,802,000 (2,420,000)
Nasdaq-100 Index Fund ............................................................. $ 3,802 $ (2,420)
A summary of the valuations as of October 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of October 31, 2023, there were no transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the six months ended October 31, 2023, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Level 1 Level 2 Level 3 Total
Nasdaq-100 Index Fund
Common Stocks ............................................... $ 4,847,562 $ — $ — $ 4,847,562
Collateral for Securities Loaned ................................... 22,995 — — 22,995
Total ....................................................... $ 4,870,557 $ — $ — $ 4,870,557
Other Financial Investments:*
Liabilities:
Futures Contracts .............................................. (816) — — (816)
Total ....................................................... $ (816) $ — $ — $ (816)
* Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
18
(Unaudited)
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the six months ended October 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended October 31, 2023, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds, including funds offered by VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’
annual and semi-annual reports may be viewed at vcm.com. As of October 31, 2023, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Nasdaq-100 Index Fund ............................................ $ 22,409 $ — $ 22,995
Excluding U.S. Government
Securities
Purchases Sales
Nasdaq-100 Index Fund ..................................................................... $ 834,569 $ 717,943
Affiliated Victory Portfolios III Funds
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.0(a)
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.7
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
(a) Less than 0.05%

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
19
(Unaudited)
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.20% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the six months ended October 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
October 31, 2023, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, 0.15%, 0.15%, and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, Class A, Class C, and Class R6,
respectively. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares, Class A, Class C, and Class R6 are paid monthly based on a fee accrued daily at an annualized rate of 0.10%,
0.10%, 0.10%, and 0.01%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended October 31, 2023, are reflected on the Statement of Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, for Class A and Class C, at an annual rate of up to 0.25% and 1.00%, respectively, of the average daily net assets.
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A and Class C. Amounts incurred and paid to the Distributor for the six months ended October 31, 2023 are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended October 31, 2023, the Distributor received $1 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
October 31, 2023, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
20
(Unaudited)
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2024. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of October 31, 2023, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at October 31, 2023.
As of October 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands).
* Amount expires by December 31, 2023.
** Amount expires by December 31, 2024.
*** Amount expires by December 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended October 31, 2023.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Risk —The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
Derivatives Risk — The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the  intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the
In effect until August 31, 2024
Fund Shares Institutional Shares Class A Class C Class R6
Nasdaq-100 Index Fund . . . . . . . . . . . . . . . . . . . . . . . . 0.48% 0.44% 0.70% 1.45% 0.40%
Expires
2023
*
Expires
2024
**
Expires
2025
***
Expires
2026
Expires
2027 Total
Nasdaq-100 Index Fund ....................... $ 6 $ 22 $ 32 $ 14 $ 23 $ 97

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
21
(Unaudited)
Fund’s market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund. In addition, proposed and current regulations may limit the Fund’s ability to invest in derivatives.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended October 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended October 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended October 31, 2023.
8. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended April 30, 2023, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands).
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Short-Term
Amount
Long-Term
Amount Total
Nasdaq-100 Index Fund ................................................. $ (37,646) $ (31,810) $ (69,456)

Supplemental Information
October 31, 2023
Victory Portfolios III
22
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2023, through October 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
5/1/23
Actual
Ending
Account
Value
10/31/23
Hypothetical
Ending
Account
Value
10/31/23
Actual
Expenses
Paid During
Period
5/1/23 - 10/31/23*
Hypothetical
Expenses
Paid During
Period
5/1/23 - 10/31/23*
Annualized
Expense Ratio
During Period
5/1/23 - 10/31/23
Nasdaq-100 Index Fund
Fund Shares ............................ $ 1,000.00 $ 1,090.00 $ 1,023.03 $ 2.21 $ 2.14 0.42%
Institutional Shares ....................... 1,000.00 1,089.90 1,023.03 2.21 2.14 0.42%
Class A ............................... 1,000.00 1,088.10 1,021.62 3.67 3.56 0.70%
Class C ............................... 1,000.00 1,084.00 1,017.85 7.60 7.35 1.45%
Class R6 .............................. 1,000.00 1,090.50 1,023.68 1.52 1.48 0.29%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Supplemental Information
October 31, 2023
Victory Portfolios III
23
(Unaudited)
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
October 31, 2023
Victory Portfolios III
24
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
October 31, 2023
Victory Portfolios III
25
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
37758-1223

October 31, 2023
Semi Annual Report
Victory Science & Technology Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Investment Objective and Portfolio Holdings 2
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
9
Statement of Operations
10
Statements of Changes in Net Assets
11
Financial Highlights
13
Notes to Financial Statements 15
Supplemental Information
Proxy Voting and Portfolio Holdings Information
22
Expense Examples
22
Privacy Policy
23

2
Victory Portfolios III
Victory Science & Technology Fund
October 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks long-term capital appreciation.
Top 10 Holdings*:
October 31, 2023
(% of Net Assets)
Top Sectors*:
October 31, 2023
(% of Net Assets)
Does not include futures contracts and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Microsoft Corp.
9.1%
Amazon.com, Inc.
4.4%
Meta Platforms, Inc., Class A
4.0%
Vertex Pharmaceuticals, Inc.
3.9%
NVIDIA Corp.
3.4%
Eli Lilly & Co.
3.3%
ServiceNow, Inc.
2.7%
Alphabet, Inc., Class A
2.7%
Varonis Systems, Inc.
2.5%
Visa, Inc., Class A
2.5%
Information Technology
50.6%
Health Care
26.2%
Communication Services
9.7%
Consumer Discretionary
5.3%
Financials
4.1%
Industrials
2.5%
Real Estate
0.3%

Schedule of Portfolio Investments
October 31, 2023
Victory Portfolios III
Victory Science & Technology Fund
3
(Unaudited)
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Shares Value
Common Stocks (98.7%)
Argentina (0.3%):
Consumer Discretionary (0.3%):
MercadoLibre, Inc. (a) .................................................... 1,897 $ 2,354
Australia (0.1%):
Health Care (0.1%):
Opthea Ltd. , ADR (a) .................................................... 305,881 502
Belgium (0.0%):(b)
Health Care (0.0%):(b)
UCB SA ............................................................. 1,412 103
Brazil (0.0%):(b)
Health Care (0.0%):(b)
Hapvida Participacoes E Investimentos SA (a) (c) ................................. 53,198 39
Canada (0.1%):
Health Care (0.1%):
Xenon Pharmaceuticals, Inc. (a) ............................................. 22,926 711
China (0.2%):
Consumer Discretionary (0.2%):
Trip.com Group Ltd. (a) ................................................... 48,500 1,653
Health Care (0.0%):(b)
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. (a) ............................ 4,000 43
Zai Lab Ltd. , ADR (a) (d) .................................................. 1,528 38
81
1,734
Denmark (0.0%):(b)
Health Care (0.0%):(b)
Ascendis Pharma A/S , ADR (a) ............................................. 1,007 90
Genmab A/S (a) ........................................................ 260 73
163
Finland (0.2%):
Information Technology (0.2%):
Nokia Oyj , ADR ....................................................... 673,886 2,231
Germany (0.2%):
Information Technology (0.2%):
AIXTRON SE ......................................................... 55,252 1,552
Ireland (0.0%):(b)
Health Care (0.0%):(b)
Alkermes PLC (a) ....................................................... 3,294 80
ICON PLC (a) ......................................................... 1,059 258
Prothena Corp. PLC (a) ................................................... 610 22
360
Israel (1.4%):
Information Technology (1.4%):
Monday.com Ltd. (a) ..................................................... 60,696 7,890

Victory Portfolios III
Victory Science & Technology Fund
4
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Wix.com Ltd. (a) ........................................................ 60,961 $ 4,871
12,761
Italy (0.0%):(b)
Health Care (0.0%):(b)
DiaSorin SpA ......................................................... 828 74
Japan (0.5%):
Health Care (0.3%):
Chugai Pharmaceutical Co. Ltd. ............................................ 5,600 166
Daiichi Sankyo Co. Ltd. .................................................. 9,150 236
Eisai Co. Ltd. .......................................................... 3,165 168
Hoya Corp. ........................................................... 27,030 2,602
Otsuka Holdings Co. Ltd. ................................................. 1,300 44
3,216
Information Technology (0.2%):
Hamamatsu Photonics KK ................................................ 45,400 1,686
4,902
Netherlands (0.0%):(b)
Health Care (0.0%):(b)
Argenx SE , ADR (a) ..................................................... 292 137
Merus NV (a) .......................................................... 1,994 40
177
Switzerland (0.5%):
Health Care (0.5%):
MoonLake Immunotherapeutics (a) (d) ........................................ 86,551 4,484
Novartis AG , Registered Shares ............................................. 1,502 141
Sandoz Group AG (a) .................................................... 301 8
Tecan Group AG , Class R ................................................. 199 57
4,690
Taiwan (0.7%):
Information Technology (0.7%):
Accton Technology Corp. ................................................. 190,000 2,944
ASPEED Technology, Inc. ................................................ 16,800 1,343
E Ink Holdings, Inc. ..................................................... 440,000 2,289
6,576
United Kingdom (0.3%):
Consumer Discretionary (0.2%):
Trainline PLC (a) (c) ..................................................... 707,396 2,236
Health Care (0.1%):
Abcam PLC, ADR (a) .................................................... 4,225 97
AstraZeneca PLC , ADR .................................................. 5,663 358
Genus PLC ........................................................... 2,086 54
GSK PLC ............................................................ 6,716 120
Immunocore Holdings PLC , ADR (a) ......................................... 1,268 56
Smith & Nephew PLC ................................................... 1,185 13
Verona Pharma PLC, ADR (a) .............................................. 3,722 52
750
2,986
United States (94.2%):
Communication Services (9.7%):
Alphabet, Inc. , Class A (a) ................................................. 200,206 24,842

Victory Portfolios III
Victory Science & Technology Fund
5
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Bandwidth, Inc. , Class A (a) ................................................ 139,567 $ 1,481
Meta Platforms, Inc. , Class A (a) ............................................ 123,099 37,086
Netflix, Inc. (a) ......................................................... 27,434 11,294
Take-Two Interactive Software, Inc. (a) ........................................ 81,248 10,867
ZoomInfo Technologies, Inc. (a) ............................................. 265,842 3,445
89,015
Consumer Discretionary (4.6%):
Airbnb, Inc. , Class A (a) .................................................. 14,888 1,761
Amazon.com, Inc. (a) .................................................... 306,204 40,753
42,514
Financials (4.1%):
Block, Inc. (a) .......................................................... 82,826 3,334
Global Payments, Inc. .................................................... 30,745 3,266
Shift4 Payments, Inc. , Class A (a) ............................................ 104,752 4,664
Visa, Inc. , Class A ...................................................... 97,436 22,907
WEX, Inc. (a) .......................................................... 23,080 3,842
38,013
Health Care (25.1%):
Abbott Laboratories ..................................................... 3,263 309
Acadia Healthcare Co., Inc. (a) .............................................. 2,200 162
Aclaris Therapeutics, Inc. (a) ............................................... 3,489 17
Addus HomeCare Corp. (a) ................................................ 1,168 92
Agilent Technologies, Inc. ................................................. 2,328 241
Agilon Health, Inc. (a) .................................................... 6,393 115
Alnylam Pharmaceuticals, Inc. (a) ........................................... 614 93
Amicus Therapeutics, Inc. (a) ............................................... 743,201 8,153
AN2 Therapeutics, Inc. (a) (d) ............................................... 201,200 2,901
AnaptysBio, Inc. (a) ..................................................... 137,641 2,245
Apellis Pharmaceuticals, Inc. (a) ............................................ 237,545 11,559
Apogee Therapeutics, Inc. (a) ............................................... 51,384 883
Arcellx, Inc. (a) ........................................................ 93,827 3,307
Avantor, Inc. (a) ........................................................ 3,560 62
Becton Dickinson & Co. .................................................. 702 177
Biogen, Inc. (a) ......................................................... 821 195
Bio-Techne Corp. ....................................................... 975 53
Blueprint Medicines Corp. (a) .............................................. 25,958 1,528
Boston Scientific Corp. (a) ................................................. 9,227 472
Bridgebio Pharma, Inc. (a) ................................................. 236,862 6,168
Bristol-Myers Squibb Co. ................................................. 2,744 141
Cabaletta Bio, Inc. (a) (d) .................................................. 210,210 2,998
Celldex Therapeutics, Inc. (a) ............................................... 1,803 42
Cencora, Inc. .......................................................... 1,810 335
Centene Corp. (a) ....................................................... 6,525 450
Crinetics Pharmaceuticals, Inc. (a) ........................................... 144,779 4,241
Cymabay Therapeutics, Inc. (a) ............................................. 503,744 8,251
Cytokinetics, Inc. (a) ..................................................... 2,022 71
Danaher Corp. ......................................................... 3,372 648
Dexcom, Inc. (a) ........................................................ 2,791 248
Disc Medicine, Inc. (a) ................................................... 62,150 2,847
Dynavax Technologies Corp. (a) ............................................. 107,238 1,524
Edwards Lifesciences Corp. (a) ............................................. 4,489 286
Elanco Animal Health, Inc. (a) .............................................. 8,471 75
Eli Lilly & Co. ......................................................... 54,244 30,047
Encompass Health Corp. .................................................. 2,625 164
Exact Sciences Corp. (a) .................................................. 154,723 9,529
Exelixis, Inc. (a) ........................................................ 102,394 2,108
EyePoint Pharmaceuticals, Inc. (a) (d) ......................................... 94,561 569
Gilead Sciences, Inc. .................................................... 1,144 90
Guardant Health, Inc. (a) .................................................. 1,088 28
HCA Healthcare, Inc. .................................................... 1,783 403
Hologic, Inc. (a) ........................................................ 2,197 145

Victory Portfolios III
Victory Science & Technology Fund
6
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Humana, Inc. .......................................................... 1,076 $ 564
Ideaya Biosciences, Inc. (a) ................................................ 45,810 1,245
Illumina, Inc. (a) ........................................................ 1,356 148
ImmunoGen, Inc. (a) ..................................................... 286,211 4,253
Immunovant, Inc. (a) ..................................................... 168,739 5,577
Inari Medical, Inc. (a) .................................................... 1,389 84
Inspire Medical Systems, Inc. (a) ............................................ 180 27
Insulet Corp. (a) ........................................................ 912 121
Ionis Pharmaceuticals, Inc. (a) .............................................. 32,149 1,423
Karuna Therapeutics, Inc. (a) ............................................... 343 57
Krystal Biotech, Inc. (a) ................................................... 69,523 8,125
Laboratory Corp. of America Holdings ........................................ 938 187
Marinus Pharmaceuticals, Inc. (a) ............................................ 300,265 2,084
Merck & Co., Inc. ...................................................... 10,262 1,054
Moderna, Inc. (a) ....................................................... 602 46
Molina Healthcare, Inc. (a) ................................................ 1,068 356
Morphic Holding, Inc. (a) ................................................. 1,021 20
Natera, Inc. (a) ......................................................... 55,202 2,179
Nuvalent, Inc. , Class A (a) ................................................. 77,080 4,015
Olema Pharmaceuticals, Inc. (a) ............................................. 246,680 3,278
Option Care Health, Inc. (a) ................................................ 3,240 90
ORIC Pharmaceuticals, Inc. (a) (d) ........................................... 455,425 3,051
Pfizer, Inc. ............................................................ 23,221 710
Privia Health Group, Inc. (a) ............................................... 4,073 86
PTC Therapeutics, Inc. (a) ................................................. 1,452 27
QuidelOrtho Corp. (a) .................................................... 648 40
Regeneron Pharmaceuticals, Inc. (a) .......................................... 260 203
Regulus Therapeutics, Inc. (a) .............................................. 657,877 803
Repligen Corp. (a) ....................................................... 749 101
REVOLUTION Medicines, Inc. (a) .......................................... 283,568 5,615
Rhythm Pharmaceuticals, Inc. (a) ............................................ 107,970 2,495
Rocket Pharmaceuticals, Inc. (a) ............................................. 123,655 2,238
Roivant Sciences Ltd. (a) .................................................. 3,636 31
Sage Therapeutics, Inc. (a) ................................................. 1,846 35
Sagimet Biosciences, Inc. , Class A (a) (d) ...................................... 57,040 209
Sarepta Therapeutics, Inc. (a) ............................................... 66,439 4,472
Seagen, Inc. (a) ......................................................... 284 60
Shockwave Medical, Inc. (a) ............................................... 536 111
SpringWorks Therapeutics, Inc. (a) ........................................... 129,900 2,975
Structure Therapeutics, Inc. , ADR (a) ......................................... 69,200 5,142
Stryker Corp. .......................................................... 1,771 479
Surgery Partners, Inc. (a) .................................................. 3,576 83
Syndax Pharmaceuticals, Inc. (a) ............................................ 2,248 32
Tango Therapeutics, Inc. (a) (d) .............................................. 280,760 2,358
Teleflex, Inc. .......................................................... 461 85
Thermo Fisher Scientific, Inc. .............................................. 910 405
Tyra Biosciences, Inc. (a) (d) ............................................... 163,046 1,891
Ultragenyx Pharmaceutical, Inc. (a) .......................................... 1,030 36
United Therapeutics Corp. (a) .............................................. 621 138
UnitedHealth Group, Inc. ................................................. 2,934 1,571
Vaxcyte, Inc. (a) ........................................................ 202,618 9,746
Veeva Systems, Inc. , Class A (a) ............................................. 42,133 8,119
Ventyx Biosciences, Inc. (a) ................................................ 137,168 1,978
Veracyte, Inc. (a) ........................................................ 2,804 58
Vertex Pharmaceuticals, Inc. (a) ............................................. 99,144 35,901
Waters Corp. (a) ........................................................ 444 106
Zoetis, Inc. ........................................................... 2,874 451
230,746
Industrials (2.5%):
Ceridian HCM Holding, Inc. (a) ............................................. 49,981 3,199
Lyft, Inc. , Class A (a) .................................................... 698,261 6,403
Paycom Software, Inc. ................................................... 47,346 11,598
Uber Technologies, Inc. (a) ................................................ 46,936 2,032

Victory Portfolios III
Victory Science & Technology Fund
7
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Veralto Corp. (a) ........................................................ 1,135 $ 78
23,310
Information Technology (47.9%):
Advanced Micro Devices, Inc. (a) ............................................ 93,819 9,241
Aehr Test Systems (a) .................................................... 187,718 4,423
Ambarella, Inc. (a) ...................................................... 149,036 6,705
Amplitude, Inc. , Class A (a) ................................................ 489,084 4,871
Applied Materials, Inc. ................................................... 74,865 9,908
AppLovin Corp. , Class A (a) ............................................... 231,516 8,436
Arista Networks, Inc. (a) .................................................. 26,130 5,236
Backblaze, Inc. , Class A (a) ................................................ 141,344 736
Confluent, Inc. , Class A (a) ................................................ 272,295 7,872
Dynatrace, Inc. (a) ...................................................... 168,022 7,512
Fair Isaac Corp. (a) ...................................................... 16,996 14,376
Five9, Inc. (a) .......................................................... 17,327 1,003
Flex Ltd. (a) ........................................................... 250,948 6,454
Gitlab, Inc. , Class A (a) ................................................... 97,693 4,228
Harmonic, Inc. (a) ....................................................... 124,962 1,348
HashiCorp, Inc. , Class A (a) ................................................ 58,236 1,147
HubSpot, Inc. (a) ....................................................... 8,228 3,487
Impinj, Inc. (a) ......................................................... 105,912 6,843
KLA Corp. ........................................................... 12,038 5,654
Lam Research Corp. ..................................................... 15,786 9,286
Lattice Semiconductor Corp. (a) ............................................. 218,460 12,149
MACOM Technology Solutions Holdings, Inc. (a) ................................ 244,021 17,213
Marvell Technology, Inc. ................................................. 87,714 4,142
MaxLinear, Inc. (a) ...................................................... 303,730 4,617
Micron Technology, Inc. .................................................. 97,715 6,534
Microsoft Corp. ........................................................ 248,346 83,968
MongoDB, Inc. (a) ...................................................... 18,073 6,228
Monolithic Power Systems, Inc. ............................................ 36,963 16,328
NVIDIA Corp. ......................................................... 76,964 31,386
Okta, Inc. (a) .......................................................... 18,597 1,254
ON Semiconductor Corp. (a) ............................................... 61,839 3,874
Palo Alto Networks, Inc. (a) ................................................ 12,596 3,061
RingCentral, Inc. , Class A (a) ............................................... 116,736 3,103
Salesforce, Inc. (a) ...................................................... 80,330 16,133
Samsara, Inc. , Class A (a) ................................................. 199,063 4,592
Semtech Corp. (a) ....................................................... 360,819 5,037
ServiceNow, Inc. (a) ..................................................... 43,286 25,187
SiTime Corp. (a) ........................................................ 53,390 5,328
SMART Global Holdings, Inc. (a) ........................................... 264,675 3,626
Snowflake, Inc. , Class A (a) ................................................ 66,785 9,693
Sprout Social, Inc. , Class A (a) .............................................. 128,666 5,569
Squarespace, Inc. , Class A (a) .............................................. 71,522 2,032
Synopsys, Inc. (a) ....................................................... 4,290 2,014
Texas Instruments, Inc. ................................................... 62,344 8,853
Trimble, Inc. (a) ........................................................ 72,224 3,404
Twilio, Inc. , Class A (a) ................................................... 82,575 4,233
Unity Software, Inc. (a) ................................................... 130,704 3,316
Varonis Systems, Inc. (a) .................................................. 693,646 23,335
Workday, Inc. , Class A (a) ................................................. 26,947 5,705
440,680
Real Estate (0.3%):
Opendoor Technologies, Inc. (a) ............................................. 1,527,219 2,902
867,180
Total Common Stocks (Cost $659,415) 909,095
Rights (0.0%)(b)
United States (0.0%):(b)

Victory Portfolios III
Victory Science & Technology Fund
8
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Name
Acquisition Date
Cost
Regulus Therapeutics, Inc. .....................................
12/01/2020
$ 588
Security Description Shares Value
Health Care (0.0%):(b)
ABIOMED, Inc. CVR (a) (e) ............................................... 145 $ — (f)
Total Rights (Cost $–) — (f)
Warrants (0.0%)(b)
United States (0.0%):(b)
Health Care (0.0%):(b)
Athenex, Inc. (a) (e) (g) .................................................... 5,153,482 — (f)
Nuvation Bio, Inc. (a) .................................................... 163,388 6
Regulus Therapeutics, Inc. (a) (h) (i) .......................................... 470,257 — (f)
6
Total Warrants (Cost $639) 6
Collateral for Securities Loaned (1.1%)^
United States (1.1%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .26% (j) ........ 2,495,624 2,495
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .29% (j) ............ 2,495,624 2,495
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (j) ................ 2,495,624 2,496
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .25% (j) . 2,495,624 2,496
Total Collateral for Securities Loaned (Cost $9,982) 9,982
Total Investments (Cost $670,036) — 99.8% 919,083
Other assets in excess of liabilities — 0.2% 1,965
NET ASSETS - 100.00% $ 921,048
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of October 31, 2023, the fair value of these securities was
$2,275 (thousands) and amounted to 0.2% of net assets.
(d) All or a portion of this security is on loan.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of October 31, 2023. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(f) Rounds to less than $1 thousand.
(g) Issuer filed for bankruptcy.
(h) Restricted security that is not registered under the Securities Act of 1933.
(i) The following table details the earliest acquisition date and cost of the Fund's restricted securities at October 31, 2023 (amounts in thousands):
(j) Rate disclosed is the daily yield on October 31, 2023.
ADR
—
American Depositary Receipt
CVR
—
Contingent Value Right
PLC
—
Public Limited Company

Statement of Assets and Liabilities
October 31, 2023
9
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Science &
Technology Fund
Assets:
Investments, at value (Cost $670,036) $ 919,083 (a)
Foreign currency, at value (Cost $56) 56
Cash 8,765
Receivables:
Dividends 151
Capital shares issued 251
Investments sold 15,399
Reclaims 9
Prepaid expenses 19
Total Assets 943,733
Liabilities:
Payables:
Collateral received on loaned securities 9,982
Investments purchased 11,115
Capital shares redeemed 714
Accrued expenses and other payables:
Investment advisory fees 541
Administration fees 123
Custodian fees 18
Transfer agent fees 95
Compliance fees 1
Trustees' fees — (b)
12b-1 fees 5
Other accrued expenses 91
Total Liabilities 22,685
Commitments and contingencies (Note 4 )
Net Assets:
Capital 866,966
Total accumulated earnings/(loss) 54,082
Net Assets $ 921,048
Net Assets
Fund Shares $ 878,325
Class A 42,723
Total $ 921,048
Shares (unlimited number of shares authorized with no par value):
Fund Shares 46,720
Class A 2,421
Total 49,141
Net asset value, offering and redemption price per share:(c)
Fund Shares $ 18 .80
Class A 17 .65
Maximum Sales Charge — Class A 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 18 .73
(a) Includes $9,929 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended October 31, 2023
10
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Science &
Technology Fund
Investment Income:
Dividends $ 1,319
Securities lending (net of fees) 104
Foreign tax withholding (30)
Total Income 1,393
Expenses:
Investment advisory fees 3,481
Administration fees — Fund Shares 750
Administration fees — Class A 37
Sub-Administration fees 20
12b-1 fees — Class A 61
Custodian fees 42
Transfer agent fees — Fund Shares 510
Transfer agent fees — Class A 25
Trustees' fees 24
Compliance fees 5
Legal and audit fees 41
State registration and filing fees 26
Line of credit fees — (a)
Interest fees 131
Other expenses 73
Recoupment of prior expenses waived/reimbursed by Adviser 26
Total Expenses 5,252
Expenses waived/reimbursed by Adviser (1)
Net Expenses 5,251
Net Investment Income (Loss) (3,858)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions (24,579)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 22,158
Net realized/unrealized gains (losses) on investments (2,421)
Change in net assets resulting from operations $ (6,279)
(a) Rounds to less than $1 thousand.

11
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Science & Technology Fund
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (3,858) $ (4,840) $ (10,212)
Net realized gains (losses) (24,579) (53,449) (89,350)
Net change in unrealized appreciation/depreciation 22,158 6,800 (608,567)
Change in net assets resulting from operations (6,279) (51,489) (708,129)
Distributions to Shareholders:
Fund Shares — — (232,742)
Class A — — (13,315)
Change in net assets resulting from distributions to shareholders — — (246,057)
Change in net assets resulting from capital transactions (54,742) (89,808) 44,830
Change in net assets (61,021) (141,297) (909,356)
Net Assets:
Beginning of period 982,069 1,123,366 2,032,722
End of period $ 921,048 $ 982,069 $ 1,123,366
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.

12
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Science & Technology Fund
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 19,082 $ 31,417 $ 82,344
Distributions reinvested — — 228,857
Cost of shares redeemed (70,619) (113,850) (263,314)
Total Fund Shares $ (51,537) $ (82,433) $ 47,887
Class A
Proceeds from shares issued $ 707 $ 600 $ 2,968
Distributions reinvested — — 12,974
Cost of shares redeemed (3,912) (7,975) (18,999)
Total Class A $ (3,205) $ (7,375) $ (3,057)
Change in net assets resulting from capital transactions $ (54,742) $ (89,808) $ 44,830
Share Transactions:
Fund Shares
Issued 922 1,688 3,009
Reinvested — — 7,988
Redeemed (3,416) (6,162) (9,756)
Total Fund Shares (2,494) (4,474) 1,241
Class A
Issued 36 34 113
Reinvested — — 480
Redeemed (200) (459) (710)
Total Class A (164) (425) (117)
Change in Shares (2,658) (4,899) 1,124
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
13
See notes to financial statements.
Victory Science & Technology Fund
Fund Shares
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $19.02 $19.87 $36.68 $28.93 $28.39 $29.19
Investment Activities:
Net investment income (loss) (0.08)(b) (0.09)(b) (0.17)(b) (0.26)(b) (0.17)(b) 0.01
Net realized and unrealized gains (losses) (0.14) (0.76) (12.03) 9.92 7.26 2.83
Total from Investment Activities (0.22) (0.85) (12.20) 9.66 7.09 2.84
Distributions to Shareholders from:
Net realized gains — — (4.61) (1.91) (6.55) (3.64)
Total Distributions — — (4.61) (1.91) (6.55) (3.64)
Net Asset Value, End of Period $18.80 $19.02 $19.87 $36.68 $28.93 $28.39
Total Return(c)(d) (1.16)% (4.33)% (37.07)% 33.71% 30.85% 12.79%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.99%(h) 0.97% 0.95% 0.99% 1.04% 1.02%(i)
Net Investment Income (Loss)(e) (0.72)% (0.63)% (0.64)% (0.76)% (0.66)% (0.39)%
Gross Expenses(e) 0.99% 0.97% 0.95% 0.99% 1.04% 1.02%(i)
Supplemental Data:
Net Assets at end of period (000's) $878,325 $935,858 $1,067,016 $1,923,477 $1,559,222 $1,383,956
Portfolio Turnover(c)(j) 27% 56% 46% 43% 44% 109%(k)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Includes impact of interest fees. Without these interest fees, the net expense ratio would have been at the contractual expense cap.
(i) Reflects total annual operating expenses for reductions of expenses paid indirectly. Expenses paid indirectly decreased the expense ratios by less than
0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) Reflects increased trading activity due to current year transition or asset allocation shift.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
14
See notes to financial statements.
Victory Science & Technology Fund
Class A
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $17.88 $18.72 $34.93 $27.71 $27.53 $28.49
Investment Activities:
Net investment income (loss) (0.10)(b) (0.12)(b) (0.24)(b) (0.35)(b) (0.23)(b) (0.07)
Net realized and unrealized gains (losses) (0.13) (0.72) (11.36) 9.48 6.96 2.75
Total from Investment Activities (0.23) (0.84) (11.60) 9.13 6.73 2.68
Distributions to Shareholders from:
Net realized gains — — (4.61) (1.91) (6.55) (3.64)
Total Distributions — — (4.61) (1.91) (6.55) (3.64)
Net Asset Value, End of Period $17.65 $17.88 $18.72 $34.93 $27.71 $27.53
Total Return (excludes sales charge)(c)(d) (1.29)% (4.49)% (37.26)% 33.27% 30.47% 12.52%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 1.27%(h) 1.24% 1.24% 1.30% 1.33% 1.29%(i)(j)
Net Investment Income (Loss)(e) (1.00)% (0.90)% (0.93)% (1.07)% (0.94)% (0.65)%
Gross Expenses(e) 1.27% 1.25% 1.24% 1.30% 1.33% 1.29%(i)
Supplemental Data:
Net Assets at end of period (000's) $42,723 $46,211 $56,350 $109,245 $93,813 $104,773
Portfolio Turnover(c)(k) 27% 56% 46% 43% 44% 109%(l)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Includes impact of interest fees. Without these interest fees, the net expense ratio would have been at the contractual expense cap.
(i) Reflects total annual operating expenses for reductions of expenses paid indirectly. Expenses paid indirectly decreased the expense ratios by less than
0.01%.
(j) Prior to December 1, 2018, USAA Asset Management Company (previous Investment Adviser) voluntarily agreed to limit the annual expenses of Class A shares to 1.35% of the Class A average daily net assets.
(k) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(l) Reflects increased trading activity due to current year transition or asset allocation shift.

Notes to Financial Statements
October 31, 2023
Victory Portfolios III
15
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the "Fund"):
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the
Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), American Depositary Receipts, and
Rights, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official
Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Science & Technology Fund Science & Technology Fund Fund Shares and Class A

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
16
(Unaudited)
valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.
A summary of the valuations as of October 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of October 31, 2023, there were no significant transfers into/out of Level 3.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of October
31, 2023, the Fund had no open forward foreign exchange currency contracts.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
Level 1 Level 2 Level 3 Total
Science & Technology Fund
Common Stocks ............................................... $ 891,497 $ 17,598 $ — $ 909,095
Rights ...................................................... — — —(a) —(a)
Warrants .................................................... 6 —(a) —(a) 6
Collateral for Securities Loaned ................................... 9,982 — — 9,982
Total ....................................................... $ 901,485 $ 17,598 $ —(a) $ 919,083
(a) Rounds to less than $1 thousand.

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
17
(Unaudited)
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of October 31, 2023.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the six months ended October 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended October 31, 2023, were as follows (amounts in thousands):
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Science & Technology Fund ......................................... $ 9,929 $ — $ 9,982

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
18
(Unaudited)
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the six months ended October 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Science & Technology Funds Index. The Lipper Science & Technology Funds Index tracks the total return performance of the largest funds within the Lipper Science & Technology Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(a)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class’ annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Science & Technology Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended October 31, 2023, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets.
VCM entered into a Subadvisory Agreement with Wellington Management Company LLP (“Wellington Management”), under which Wellington directs the investment and reinvestment of a portion of the Fund’s assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM (not the Fund) to the subadviser.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15% and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares and Class A, respectively. Amounts incurred for the six months ended October 31,
2023, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically
Excluding U.S. Government
Securities
Purchases Sales
Science & Technology Fund .................................................................. $ 246,642 $ 335,230
Over/Under Performance Relative to Index Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400 +/- 4
+/- 401 to 700 +/- 5
+/- 701 and greater +/- 6
Science & Technology Fund Fund Shares Class A
in thousands $ (429) $ (24)
as annual % rate (0.09)% (0.10)%

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
19
(Unaudited)
allocated to the Fund. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-
pocket expenses. Amounts incurred and paid to VCTA for the six months ended October 31, 2023, are reflected on the Statement of Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended October 31, 2023, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended October 31, 2023, the Distributor did not receive any commissions.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
October 31, 2023, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the
Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of October 31, 2023, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at October 31, 2023. For the six months ended October 31, 2023, recoupment in the amount of $26 thousand was paid to the Adviser.
As of October 31, 2023, the following amounts are available to be repaid to the Adviser(amounts in thousands).
In effect until August 31, 2024
Fund Shares Class A
Science & Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.06% 1.34%
Expires
2026
Expires
2027 Total
Science & Technology Fund ......................................................... $ 4 $ 1 $ 5

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
20
(Unaudited)
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended October 31, 2023.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Sector Risk —  A mutual fund portfolio consisting of investments related to the fields of science and technology is likely to be more volatile than a portfolio that is more widely diversified in other economic sectors. There is a possibility that the Fund's investments in companies whose values are highly dependent on scientific and technological developments may be more volatile because of the short life cycles and competitive pressures of many of the products or services of these companies. Because of the competitiveness and rapid changes in the fields of science and technology, many of the companies in the Fund's portfolio are subject to distinctive risks. The products and services of these companies may not be economically successful or may quickly become outdated. Additionally, many of these companies must comply with significant governmental regulations and may need governmental approval of their products and services.
Equity Risk —The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended October 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for each Fund during the six months ended October 31, 2023, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the period ended October 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as
Amount
Outstanding at
October 31, 2023
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Science & Technology Fund ................................. $ — $ 943 6.13% $ 945

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
21
(Unaudited)
defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended October 31, 2023.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended April 30, 2023, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands).
8. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Short-Term
Amount
Long-Term
Amount Total
Science & Technology Fund .............................................. $ (155,943) $ — $ (155,943)

Supplemental Information
October 31, 2023
Victory Portfolios III
22
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2023, through October 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
5/1/23
Actual
Ending
Account
Value
10/31/23
Hypothetical
Ending
Account
Value
10/31/23
Actual
Expenses
Paid During
Period
5/1/23 - 10/31/23*
Hypothetical
Expenses
Paid During
Period
5/1/23 - 10/31/23*
Annualized
Expense Ratio
During Period
5/1/23 - 10/31/23
Science & Technology Fund
Fund Shares ............................ $ 1,000.00 $ 988.40 $ 1,020.16 $ 4.95 $ 5.03 0.99%
Class A ............................... 1,000.00 987.10 1,018.75 6.34 6.44 1.27%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Supplemental Information
October 31, 2023
Victory Portfolios III
23
(Unaudited)
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
October 31, 2023
Victory Portfolios III
24
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
October 31, 2023
Victory Portfolios III
25
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
31704-1223

October 31, 2023
Semi Annual Report
Victory Short-Term Bond Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Investment Objective and Portfolio Holdings 2
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
26
Statement of Operations
27
Statements of Changes in Net Assets
28
Financial Highlights
30
Notes to Financial Statements 34
Supplemental Information
Proxy Voting and Portfolio Holdings Information
42
Expense Examples
42
Privacy Policy
43

2
Victory Portfolios III
Victory Short-Term Bond Fund
October 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks high current income consistent with preservation of principal.
Asset Allocation*:
October 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
**
Other includes the remaining sectors which are each under 2% of the net assets of the Fund.

Schedule of Portfolio Investments
October 31, 2023
Victory Portfolios III
Victory Short-Term Bond Fund
3
(Unaudited)
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Principal Amount Value
Asset-Backed Securities (34.1%)
ABS Auto (22.0%):
Ally Auto Receivables Trust, Series 2023-A, Class C, 6.08%, 1/17/34(a) ............... $ 2,000 $ 1,974
Ally Auto Receivables Trust, Series 2023-A, Class D, 7.33%, 1/17/34(a) ............... 1,333 1,336
American Credit Acceptance Receivables Trust, Series 2023-2, Class C, 5.96%, 8/13/29,
Callable 2/12/26 @ 100(a) ............................................ 1,000 984
American Credit Acceptance Receivables Trust, Series 2022-4, Class E, 3.65%, 12/14/26,
Callable 3/13/24 @ 100(a) ............................................ 666 657
American Credit Acceptance Receivables Trust, Series 2022-1, Class C, 2.12%, 3/13/28,
Callable 4/13/25 @ 100(a) ............................................ 4,000 3,931
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D, 1.21%, 12/18/26, Callable
5/18/25 @ 100 ..................................................... 2,135 1,958
ARI Fleet Lease Trust, Series 2021-A, Class B, 1.13%, 3/15/30, Callable 5/15/24 @ 100(a) .. 2,650 2,559
ARI Fleet Lease Trust, Series 2021-A, Class A3, 0.68%, 3/15/30, Callable 5/15/24 @ 100(a) . 2,550 2,483
ARI Fleet Lease Trust, Series 2021-A, Class A2, 0.37%, 3/15/30, Callable 5/15/24 @ 100(a) . 208 207
ARI Fleet Lease Trust, Series 2022-A, Class A2, 3.12%, 1/15/31, Callable 4/15/25 @ 100(a) . 943 933
ARI Fleet Lease Trust, Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 4/15/25 @ 100(a) . 1,524 1,469
Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class B, 7.09%, 4/20/27(a) .. 2,500 2,504
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class B, 2.68%, 8/20/26,
Callable 9/20/25 @ 100(a) ............................................ 4,000 3,748
Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class C, 2.35%, 2/20/28,
Callable 2/20/27 @ 100(a) ............................................ 800 682
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.35%, 9/22/25,
Callable 10/20/24 @ 100(a) ........................................... 3,300 3,233
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.36%, 3/20/26,
Callable 4/20/25 @ 100(a) ............................................ 5,000 4,769
Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class B, 6.12%, 4/20/28(a) .. 2,000 1,951
Canadian Pacer Auto Receivables Trust, Series 2021-1A, Class C, 1.46%, 12/20/27, Callable
2/19/25 @ 100(a) ................................................... 5,594 5,181
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class B, 2.00%, 7/21/25, Callable
11/19/23 @ 100(a) .................................................. 2,000 1,996
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class C, 2.49%, 5/19/26, Callable
11/19/23 @ 100(a) .................................................. 5,905 5,894
CarMax Auto Owner Trust, Series 2022-A3, Class A3, 3.49%, 2/16/27, Callable 4/15/26 @
100 ............................................................. 2,000 1,950
CarMax Auto Owner Trust, Series 2019-4, Class D, 2.80%, 4/15/26, Callable 12/15/23 @ 100 675 672
CarMax Auto Owner Trust, Series 2020-1, Class B, 2.21%, 9/15/25, Callable 2/15/24 @ 100 . 3,188 3,140
CarMax Auto Owner Trust, Series 2019-4, Class C, 2.60%, 9/15/25, Callable 12/15/23 @ 100 5,163 5,139
CarMax Auto Owner Trust, Series 2021-4, Class D, 1.48%, 3/15/28, Callable 1/15/26 @ 100 . 4,719 4,182
CarMax Auto Owner Trust, Series 2023-2, Class C, 5.57%, 11/15/28, Callable 11/15/26 @ 100 1,000 974
CarMax Auto Owner Trust, Series 2023-4, Class D, 7.16%, 4/15/30, Callable 9/15/27 @ 100 . 1,000 996
CarMax Auto Owner Trust, Series 2020-2, Class B, 2.90%, 8/15/25, Callable 5/15/24 @ 100 . 1,806 1,774
CarMax Auto Owner Trust, Series 2021-3, Class D, 1.50%, 1/18/28, Callable 9/15/25 @ 100 . 800 720
CarMax Auto Owner Trust, Series 2023-3, Class D, 6.44%, 12/16/30, Callable 1/15/27 @ 100 1,000 969
CarMax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25, Callable 2/15/24 @ 100 3,270 3,219
CarMax Auto Owner Trust, Series 2020-2, Class D, 5.75%, 5/17/27, Callable 5/15/24 @ 100 . 3,127 3,112
CarNow Auto Receivables Trust, Series 2023-1A, Class A, 6.62%, 12/16/24(a) ........... 127 127
Carvana Auto Receivables Trust, Series 2021-N3, Class C, 1.02%, 6/12/28, Callable 1/10/27 @
100 ............................................................. 421 388
Carvana Auto Receivables Trust, Series 2021-N3, Class B, 0.66%, 6/12/28, Callable 1/10/27 @
100 ............................................................. 831 758
Carvana Auto Receivables Trust, Series 2021-N3, Class A2, 1.11%, 6/12/28, Callable 1/10/27
@ 100 ........................................................... 3,500 3,238
Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.30%, 1/10/28, Callable 3/10/26 @
100 ............................................................. 525 490
Carvana Auto Receivables Trust, Series 2020-P1, Class D, 1.82%, 9/8/27, Callable 12/8/25 @
100 ............................................................. 1,318 1,192
Carvana Auto Receivables Trust, Series 2021-N2, Class D, 1.27%, 3/10/28, Callable 11/10/26
@ 100 ........................................................... 1,228 1,150
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 3/10/28, Callable 11/10/26
@ 100 ........................................................... 467 427
Carvana Auto Receivables Trust, Series 2021-N2, Class A2, 0.97%, 3/10/28, Callable 11/10/26
@ 100 ........................................................... 1,180 1,108
Carvana Auto Receivables Trust, Series 2019-3A, Class D, 3.04%, 4/15/25(a) ............ 100 100

Victory Portfolios III
Victory Short-Term Bond Fund
4
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Carvana Auto Receivables Trust, Series 2021-N1, Class A, 0.70%, 1/10/28, Callable 3/10/26 @
100 ............................................................. $ 559 $ 529
Carvana Auto Receivables Trust, Series 2021-N1, Class D, 1.50%, 1/10/28, Callable 3/10/26 @
100 ............................................................. 611 570
Carvana Auto Receivables Trust, Series 2021-N1, Class B, 1.09%, 1/10/28, Callable 3/10/26 @
100 ............................................................. 688 641
Carvana Auto Receivables Trust, Series 2021-N2, Class C, 1.07%, 3/10/28, Callable 11/10/26
@ 100 ........................................................... 458 420
Chase Auto Owner Trust, Series 2023-AA, Class D, 6.85%, 6/25/31, Callable 11/25/27 @
100(a) ........................................................... 5,000 4,829
Chesapeake Funding II LLC, Series 2023-1A, Class B, 5.59%, 5/15/35, Callable 11/15/25 @
100(a) ........................................................... 177 174
Chesapeake Funding II LLC, Series 2023-1A, Class C, 6.07%, 5/15/35, Callable 11/15/25 @
100(a) ........................................................... 800 787
Chesapeake Funding II LLC, Series 2023-2A, Class B, 5.97%, 10/15/35(a) .............. 1,582 1,558
Chesapeake Funding II LLC, Series 2023-1A, Class D, 6.69%, 5/15/35, Callable 11/15/25 @
100(a) ........................................................... 1,500 1,481
Chesapeake Funding II LLC, Series 2023-2A, Class C, 6.15%, 10/15/35(a) .............. 2,294 2,252
Chesapeake Funding II LLC, Series 1A, Class A1, 0.47%, 4/15/33, Callable 4/15/24 @ 100(a) 935 910
Citizens Auto Receivables Trust, Series 2023-1, Class A4, 5.78%, 10/15/30, Callable 5/15/27
@ 100(a) ......................................................... 3,000 2,987
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74%, 10/15/30, Callable 2/15/27
@ 100(a) ......................................................... 3,000 2,985
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88%, 8/15/28, Callable 6/15/26 @
100(a) ........................................................... 2,000 1,963
CPS Auto Receivables Trust, Series 2022-D, Class B, 6.84%, 1/16/29, Callable 12/15/26 @
100(a) ........................................................... 2,000 2,003
Credit Acceptance Auto Loan Trust, Series 2022-3A, Class C, 8.45%, 2/15/33, Callable
10/15/26 @ 100(a) .................................................. 1,000 1,026
Credit Acceptance Auto Loan Trust, Series 2020-3A, Class B, 1.77%, 12/17/29, Callable
3/15/24 @ 100(a) ................................................... 714 708
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class A, 0.96%, 2/15/30, Callable 9/15/24
@ 100(a) ......................................................... 541 535
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00%, 5/15/30, Callable
11/15/24 @ 100(a) .................................................. 854 839
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.63%, 9/16/30, Callable
11/15/24 @ 100(a) .................................................. 3,000 2,826
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class B, 1.38%, 7/15/30, Callable
11/15/24 @ 100(a) .................................................. 1,750 1,668
Credit Acceptance Auto Loan Trust, Series 2021-4, Class C, 1.94%, 2/18/31, Callable 5/15/25
@ 100(a) ......................................................... 1,000 923
Credit Acceptance Auto Loan Trust, Series 2021-4, Class B, 1.74%, 12/16/30, Callable 5/15/25
@ 100(a) ......................................................... 640 598
Credit Acceptance Auto Loan Trust, Series 2021-4, Class A, 1.26%, 10/15/30, Callable 5/15/25
@ 100(a) ......................................................... 667 648
Credit Acceptance Auto Loan Trust, Series 2023-1A, Class B, 7.02%, 5/16/33, Callable
11/15/26 @ 100(a) .................................................. 2,000 1,996
Credit Acceptance Auto Loan Trust, Series 2023-2A, Class C, 7.15%, 9/15/33, Callable
12/15/26 @ 100(a) .................................................. 4,000 3,994
Credit Acceptance Auto Loan Trust, Series 2023-3A, Class B, 7.09%, 10/17/33, Callable
3/15/27 @ 100(a) ................................................... 1,895 1,896
Credit Acceptance Auto Loan Trust, Series 2023-3A, Class C, 7.62%, 12/15/33, Callable
3/15/27 @ 100(a) ................................................... 4,886 4,933
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class B, 4.95%, 8/16/32, Callable 4/15/26
@ 100(a) ......................................................... 1,000 961
Donlen Fleet Lease Funding 2 LLC, Series 2, Class C, 1.20%, 12/11/34(a) .............. 5,000 4,798
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class B, 0.98%, 12/11/34(a) .......... 4,423 4,244
Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29, Callable 5/15/25 @ 100 3,000 2,817
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02%, 6/15/27, Callable 2/15/25 @ 100 1,031 1,020
DT Auto Owner Trust, Series 2021-3A, Class B, 0.58%, 11/17/25, Callable 9/15/25 @ 100(a) 1,227 1,222
DT Auto Owner Trust, Series 2020-2A, Class D, 4.73%, 3/16/26, Callable 8/15/24 @ 100(a) . 1,900 1,876
DT Auto Owner Trust, Series 2020-1A, Class E, 3.48%, 2/16/27, Callable 8/15/24 @ 100(a) . 2,000 1,938
DT Auto Owner Trust, Series 2021-3A, Class C, 0.87%, 5/17/27, Callable 9/15/25 @ 100(a) . 3,125 3,027
DT Auto Owner Trust, Series 2019-4A, Class E, 3.93%, 10/15/26, Callable 3/15/24 @ 100(a) 2,000 1,975

Victory Portfolios III
Victory Short-Term Bond Fund
5
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
DT Auto Owner Trust, Series 2022-2A, Class D, 5.46%, 3/15/28, Callable 10/15/25 @ 100(a) $ 2,000 $ 1,927
DT Auto Owner Trust, Series 2022-2A, Class B, 4.22%, 1/15/27, Callable 10/15/25 @ 100(a) 2,000 1,969
Ent Auto Receivables Trust, Series 2023-1A, Class A4, 6.26%, 11/15/29, Callable 3/15/28 @
100(a) ........................................................... 1,500 1,489
Ent Auto Receivables Trust, Series 2023-1A, Class B, 6.45%, 1/15/30, Callable 3/15/28 @
100(a) ........................................................... 1,600 1,592
Ent Auto Receivables Trust, Series 2023-1A, Class C, 6.77%, 4/15/30, Callable 3/15/28 @
100(a) ........................................................... 1,310 1,302
Enterprise Fleet Financing LLC, Series 2023-1, Class A3, 5.42%, 10/22/29, Callable 12/20/26
@ 100(a) ......................................................... 1,778 1,750
Enterprise Fleet Financing LLC, Series 2023-2, Class A2, 5.56%, 4/22/30, Callable 2/20/27 @
100(a) ........................................................... 1,000 990
Enterprise Fleet Financing LLC, Series 2023-3, Class A3, 6.41%, 6/20/30, Callable 7/20/27 @
100(a) ........................................................... 4,000 4,017
Enterprise Fleet Financing LLC, Series 2022-4, Class A3, 5.65%, 10/22/29, Callable 5/20/26
@ 100(a) ......................................................... 2,000 1,979
Enterprise Fleet Financing LLC, Series 2021-1, Class A2, 0.44%, 12/21/26, Callable 6/20/24
@ 100(a) ......................................................... 531 524
Enterprise Fleet Financing LLC, Series 2022-2, Class A2, 4.65%, 5/21/29, Callable 1/20/26 @
100(a) ........................................................... 1,615 1,591
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65%, 10/15/26, Callable
7/15/26 @ 100 ..................................................... 2,000 1,985
Exeter Automobile Receivables Trust, Series 2022-5A, Class C, 6.51%, 12/15/27, Callable
7/15/26 @ 100 ..................................................... 1,000 995
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11%, 8/15/25, Callable
4/15/24 @ 100(a) ................................................... 1,174 1,161
Exeter Automobile Receivables Trust, Series 2020-3A, Class F, 5.56%, 6/15/27, Callable
3/15/25 @ 100(a) ................................................... 1,440 1,404
Exeter Automobile Receivables Trust, Series 2020-1A, Class E, 3.74%, 1/15/27, Callable
9/15/24 @ 100(a) ................................................... 1,000 966
Exeter Automobile Receivables Trust, Series 2019-3A, Class E, 4.00%, 8/17/26, Callable
4/15/24 @ 100(a) ................................................... 1,133 1,116
Exeter Automobile Receivables Trust, Series 2021-2A, Class C, 0.98%, 6/15/26, Callable
9/15/25 @ 100 ..................................................... 1,574 1,547
Exeter Automobile Receivables Trust, Series 2020-2A, Class E, 7.19%, 9/15/27, Callable
11/15/24 @ 100(a) .................................................. 4,500 4,474
First Investors Auto Owner Trust, Series 2023-1A, Class C, 6.81%, 12/17/29, Callable 9/15/27
@ 100(a) ......................................................... 3,000 2,983
Flagship Credit Auto Trust, Series 2022-2, Class B, 4.76%, 5/17/27, Callable 10/15/26 @
100(a) ........................................................... 2,000 1,950
Flagship Credit Auto Trust, Series 2021-1, Class C, 0.91%, 3/15/27, Callable 3/15/26 @ 100(a) 2,700 2,596
Flagship Credit Auto Trust, Series 2021-1, Class B, 0.68%, 2/16/27, Callable 3/15/26 @ 100(a) 565 563
Flagship Credit Auto Trust, Series 2021-3, Class B, 0.95%, 7/15/27, Callable 6/15/26 @ 100(a) 3,300 3,130
Flagship Credit Auto Trust, Series 2019-4, Class E, 4.11%, 3/15/27, Callable 3/15/25 @ 100(a) 2,765 2,615
Flagship Credit Auto Trust, Series 2019-2, Class D, 3.53%, 5/15/25, Callable 11/15/24 @
100(a) ........................................................... 1,768 1,749
Flagship Credit Auto Trust, Series 2020-2, Class D, 5.75%, 4/15/26, Callable 6/15/25 @ 100(a) 5,650 5,599
Ford Credit Auto Lease Trust, Series 2023-A, Class C, 5.54%, 12/15/26, Callable 8/15/25 @
100 ............................................................. 720 703
Ford Credit Auto Lease Trust, Series 2023-B, Class C, 6.43%, 4/15/27, Callable 4/15/26 @ 100 1,571 1,555
Ford Credit Auto Lease Trust, Series 2022-A, Class B, 3.81%, 8/15/25, Callable 11/15/24 @
100 ............................................................. 1,286 1,259
Ford Credit Auto Owner Trust, Series 2023-1, Class B, 5.29%, 8/15/35, Callable 2/15/28 @
100(a) ........................................................... 822 783
Ford Credit Auto Owner Trust, Series 2023-1, Class C, 5.58%, 8/15/35, Callable 2/15/28 @
100(a) ........................................................... 3,000 2,872
Ford Credit Auto Owner Trust, Series 2023-1, Class D, 6.26%, 8/15/35, Callable 2/15/28 @
100(a) ........................................................... 7,400 7,075
Ford Credit Auto Owner Trust, Series 2021-2, Class D, 2.60%, 5/15/34, Callable 11/15/26 @
100(a) ........................................................... 500 431
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29%, 8/15/31, Callable 2/15/25 @
100(a) ........................................................... 5,000 4,736
Ford Credit Auto Owner Trust, Series 2020-1, Class C, 2.54%, 8/15/31, Callable 2/15/25 @
100(a) ........................................................... 5,000 4,733

Victory Portfolios III
Victory Short-Term Bond Fund
6
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04%, 8/15/31, Callable 2/15/25 @
100(a) ........................................................... $ 2,667 $ 2,533
Foursight Capital Automobile Receivables Trust, Series 2022-2, Class B, 5.19%, 10/15/27,
Callable 11/15/25 @ 100(a) ........................................... 2,500 2,457
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class B, 5.35%, 3/15/28,
Callable 7/15/26 @ 100(a) ............................................ 1,253 1,222
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class C, 5.72%, 8/15/28,
Callable 7/15/26 @ 100(a) ............................................ 2,000 1,948
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class C, 1.02%, 9/15/26,
Callable 7/15/24 @ 100(a) ............................................ 1,210 1,194
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class B, 1.31%, 7/15/27,
Callable 12/15/24 @ 100(a) ........................................... 5,749 5,583
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class A3, 0.81%, 5/15/26,
Callable 12/15/24 @ 100(a) ........................................... 852 847
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class B, 2.15%, 5/17/27,
Callable 4/15/25 @ 100(a) ............................................ 2,000 1,911
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class A3, 1.83%, 12/15/26,
Callable 4/15/25 @ 100(a) ............................................ 1,166 1,144
GECU Auto Receivables Trust, Series 2023-1A, Class C, 6.33%, 4/15/30, Callable 1/15/29 @
100(a) ........................................................... 998 975
GECU Auto Receivables Trust, Series 2023-1A, Class B, 5.87%, 1/15/30, Callable 1/15/29 @
100(a) ........................................................... 1,660 1,615
GECU Auto Receivables Trust, Series 2023-1A, Class A4, 5.79%, 10/15/29, Callable 1/15/29
@ 100(a) ......................................................... 3,000 2,934
GLS Auto Receivables Issuer Trust, Series 2020-2A, Class D, 7.48%, 4/15/27, Callable
12/15/24 @ 100(a) .................................................. 1,560 1,559
GLS Auto Receivables Issuer Trust, Series 2019-3A, Class D, 3.84%, 5/15/26, Callable 4/15/24
@ 100(a) ......................................................... 1,000 988
GLS Auto Receivables Issuer Trust, Series 2A, Class C, 4.57%, 4/15/26, Callable 12/15/24 @
100(a) ........................................................... 963 956
GLS Auto Receivables Issuer Trust, Series 4A, Class B, 1.53%, 4/15/26(a) .............. 840 828
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class C, 1.11%, 9/15/26, Callable
12/15/25 @ 100(a) .................................................. 3,611 3,490
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class B, 0.78%, 11/17/25(a) ......... 618 615
GLS Auto Receivables Issuer Trust, Series 2022-2A, Class B, 4.70%, 9/15/26(a) .......... 2,000 1,972
GLS Auto Receivables Issuer Trust, Series 2019-2A, Class D, 4.52%, 2/17/26, Callable
12/15/23 @ 100(a) .................................................. 4,160 4,148
GLS Auto Receivables Issuer Trust, Series 2020-4A, Class C, 1.14%, 11/17/25, Callable
5/15/25 @ 100(a) ................................................... 281 280
GLS Auto Receivables Trust, Series 2022-1A, Class B, 2.84%, 5/15/26(a) .............. 1,000 986
GLS Auto Receivables Trust, Series 2021-2A, Class C, 1.08%, 6/15/26, Callable 10/15/25 @
100(a) ........................................................... 2,370 2,322
GM Financial Automobile Leasing Trust, Series 2022-2, Class B, 4.02%, 5/20/26, Callable
9/20/24 @ 100 ..................................................... 1,250 1,222
GM Financial Automobile Leasing Trust, Series 2023-2, Class B, 5.54%, 5/20/27, Callable
11/20/25 @ 100 .................................................... 833 819
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class B, 2.54%,
8/18/25, Callable 1/16/24 @ 100 ........................................ 1,500 1,489
GMF Floorplan Owner Revolving Trust, Series 2019-2, Class C, 3.30%, 4/15/26(a) ........ 2,000 1,970
GTE Auto Receivables Trust, Series 2023-1, Class C, 5.88%, 11/15/29, Callable 11/15/26 @
100(a) ........................................................... 2,625 2,543
GTE Auto Receivables Trust, Series 2023-1, Class B, 5.39%, 8/15/29, Callable 11/15/26 @
100(a) ........................................................... 3,000 2,895
GTE Auto Receivables Trust, Series 2023-1, Class A3, 5.18%, 3/15/28, Callable 11/15/26 @
100(a) ........................................................... 1,000 978
GTE Auto Receivables Trust, Series 2023-1, Class A4, 5.12%, 4/16/29, Callable 11/15/26 @
100(a) ........................................................... 4,000 3,861
Hertz Vehicle Financing III LLC, Series 2023-1A, Class C, 6.91%, 6/25/27(a) ........... 4,000 3,945
Hertz Vehicle Financing III LLC, Series 2022-1A, Class A, 1.99%, 6/25/26, Callable 6/25/25
@ 100(a) ......................................................... 1,000 940
Hertz Vehicle Financing III LLC, Series 2022-3A, Class A, 3.37%, 3/25/25, Callable 3/25/24
@ 100(a) ......................................................... 1,667 1,656
Hertz Vehicle Financing III LLC, Series 2023-1A, Class B, 6.22%, 6/25/27(a) ........... 1,000 985

Victory Portfolios III
Victory Short-Term Bond Fund
7
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Hertz Vehicle Financing III LLC, Series 2022-1A, Class C, 2.63%, 6/25/26, Callable 6/25/25
@ 100(a) ......................................................... $ 4,175 $ 3,898
Hertz Vehicle Financing III LLC, Series 2022-1A, Class B, 2.19%, 6/25/26, Callable 6/25/25
@ 100(a) ......................................................... 4,250 3,978
Hertz Vehicle Financing LLC, Series 2022-4A, Class A, 3.73%, 9/25/26, Callable 9/25/25 @
100(a) ........................................................... 4,000 3,829
JPMorgan Chase Bank NA, Series 2020-2, Class C, 1.14%, 2/25/28, Callable 9/25/24 @
100(a) ........................................................... 74 74
JPMorgan Chase Bank NA, Series 2020-2, Class B, 0.84%, 2/25/28, Callable 9/25/24 @
100(a) ........................................................... 867 860
JPMorgan Chase Bank NA, Series 2021-1, Class D, 1.17%, 9/25/28, Callable 4/25/25 @
100(a) ........................................................... 587 573
JPMorgan Chase Bank NA, Series 2021-1, Class B, 0.88%, 9/25/28, Callable 4/25/25 @
100(a) ........................................................... 1,179 1,153
JPMorgan Chase Bank NA, Series 2021-2, Class D, 1.14%, 12/26/28, Callable 6/25/25 @
100(a) ........................................................... 224 218
JPMorgan Chase Bank NA, Series 2021-3, Class D, 1.01%, 2/26/29, Callable 4/25/25 @
100(a) ........................................................... 1,261 1,207
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 2/26/29, Callable 4/25/25 @
100(a) ........................................................... 838 804
JPMorgan Chase Bank NA, Series 2021-1, Class C, 1.02%, 9/25/28, Callable 4/25/25 @
100(a) ........................................................... 442 432
JPMorgan Chase Bank NA, Series 2021-2, Class B, 0.89%, 12/26/28, Callable 6/25/25 @
100(a) ........................................................... 439 427
JPMorgan Chase Bank NA, Series 2020-2, Class D, 1.49%, 2/25/28, Callable 9/25/24 @
100(a) ........................................................... 261 259
LAD Auto Receivables Trust, Series 2023-3A, Class D, 6.92%, 12/16/30, Callable 9/15/27 @
100(a) ........................................................... 1,820 1,801
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94%, 11/16/26, Callable 9/15/25 @
100(a) ........................................................... 5,600 5,378
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30%, 8/17/26, Callable 9/15/25 @
100(a) ........................................................... 496 487
LAD Auto Receivables Trust, Series 2022-1A, Class C, 6.85%, 4/15/30, Callable 5/15/26 @
100(a) ........................................................... 2,000 1,993
LAD Auto Receivables Trust, Series 2022-1A, Class B, 5.87%, 9/15/27, Callable 5/15/26 @
100(a) ........................................................... 1,600 1,570
LAD Auto Receivables Trust, Series 2022-1A, Class A, 5.21%, 6/15/27, Callable 5/15/26 @
100(a) ........................................................... 967 955
LAD Auto Receivables Trust, Series 2023-1A, Class B, 5.59%, 8/16/27, Callable 5/15/27 @
100(a) ........................................................... 1,200 1,176
LAD Auto Receivables Trust, Series 2023-1A, Class D, 7.30%, 6/17/30, Callable 5/15/27 @
100(a) ........................................................... 1,811 1,821
LAD Auto Receivables Trust, Series 2023-1A, Class C, 6.18%, 12/15/27, Callable 5/15/27 @
100(a) ........................................................... 2,000 1,971
LAD Auto Receivables Trust, Series 2023-2A, Class D, 6.30%, 2/15/31, Callable 6/15/27 @
100(a) ........................................................... 1,400 1,371
LAD Auto Receivables Trust, Series 2021-1A, Class C, 2.35%, 4/15/27, Callable 9/15/25 @
100(a) ........................................................... 5,000 4,722
Lobel Automobile Receivables Trust, Series 2023-1, Class A, 6.97%, 7/15/26, Callable
11/15/25 @ 100(a) .................................................. 3,369 3,356
Lobel Automobile Receivables Trust, Series 2023-2, Class A, 7.59%, 4/16/29, Callable 5/15/27
@ 100(a) ......................................................... 2,000 2,000
Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.21%, 5/20/36(a) ............. 4,000 4,005
Merchants Fleet Funding LLC, Series 2023-1A, Class B, 7.25%, 5/20/36, Callable 6/20/26 @
100(a) ........................................................... 4,000 4,015
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.18%,
8/25/28(a) ........................................................ 828 825
OCCU Auto Receivables Trust, Series 2023-1A, Class A4, 6.29%, 9/17/29, Callable 4/15/28 @
100(a) ........................................................... 2,775 2,752
OCCU Auto Receivables Trust, Series 2023-1A, Class B, 6.51%, 9/17/29, Callable 4/15/28 @
100(a) ........................................................... 2,000 1,993
OCCU Auto Receivables Trust, Series 2023-1A, Class C, 6.82%, 9/17/29, Callable 4/15/28 @
100(a) ........................................................... 2,250 2,240

Victory Portfolios III
Victory Short-Term Bond Fund
8
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
OCCU Auto Receivables Trust, Series 2023-1A, Class D, 7.88%, 12/15/31, Callable 4/15/28 @
100(a) ........................................................... $ 4,500 $ 4,487
Oscar U.S. Funding XII LLC, Series 1A, Class A3, 0.70%, 4/10/25, Callable 2/10/25 @ 100(a) 1,033 1,022
Oscar U.S. Funding XII LLC, Series 1A, Class A4, 1.00%, 4/10/28, Callable 2/10/25 @ 100(a) 7,500 7,051
Oscar U.S. Funding XIII LLC, Series 2021-2A, Class A4, 1.27%, 9/11/28, Callable 6/10/25 @
100(a) ........................................................... 8,100 7,481
Oscar U.S. Funding XIII LLC, Series 2021-2A, Class A3, 0.86%, 9/10/25, Callable 6/10/25 @
100(a) ........................................................... 3,960 3,883
Oscar U.S. Funding XIV LLC, Series 2022-1A, Class A3, 2.30%, 4/10/26, Callable 3/10/26 @
100(a) ........................................................... 2,340 2,266
Oscar US Funding XIV LLC, Series 2022-1A, Class A4, 2.82%, 4/10/29, Callable 3/10/26 @
100(a) ........................................................... 900 834
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A4, 4.18%, 12/15/28, Callable
2/15/26 @ 100(a) ................................................... 1,000 972
PenFed Auto Receivables Owner Trust, Series 2022-A, Class B, 4.60%, 12/15/28, Callable
2/15/26 @ 100(a) ................................................... 2,299 2,222
PenFed Auto Receivables Owner Trust, Series 2022-A, Class C, 4.83%, 12/15/28, Callable
2/15/26 @ 100(a) ................................................... 1,833 1,767
PenFed Auto Receivables Owner Trust, Series 2022-A, Class D, 5.85%, 6/17/30, Callable
2/15/26 @ 100(a) ................................................... 1,412 1,371
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01%, 8/15/25, Callable 12/15/23
@ 100(a) ......................................................... 3,978 3,894
Prestige Auto Receivables Trust, Series 2023-1A, Class C, 5.65%, 2/15/28, Callable 3/15/27 @
100(a) ........................................................... 2,000 1,955
Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.31%, 11/16/26, Callable 9/15/24
@ 100(a) ......................................................... 247 246
Prestige Auto Receivables Trust, Series 2023-2A, Class C, 7.12%, 8/15/29(a) ............ 2,000 2,000
Santander Bank Auto Credit Linked Notes, Series 2023-A, Class C, 6.74%, 6/15/33, Callable
7/15/27 @ 100(a) ................................................... 171 170
Santander Bank Auto Credit Linked Notes, Series 2023-A, Class D, 7.08%, 6/15/33, Callable
7/15/27 @ 100(a) ................................................... 3,025 3,017
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.28%, 5/15/32, Callable
12/15/25 @ 100(a) .................................................. 1,568 1,549
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class C, 7.38%, 5/15/32, Callable
12/15/25 @ 100(a) .................................................. 1,960 1,948
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class C, 5.92%, 8/16/32, Callable
3/15/26 @ 100(a) ................................................... 799 795
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class E, 8.68%, 8/16/32, Callable
3/15/26 @ 100(a) ................................................... 800 798
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class D, 6.79%, 8/16/32, Callable
3/15/26 @ 100(a) ................................................... 865 862
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class C, 6.99%, 12/15/32, Callable
12/15/26 @ 100(a) .................................................. 3,012 3,012
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class B, 6.45%, 12/15/32, Callable
12/15/26 @ 100(a) .................................................. 602 601
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class D, 8.20%, 12/15/32, Callable
12/15/26 @ 100(a) .................................................. 3,770 3,791
Santander Bank NA, Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 8/15/25 @ 100(a) .. 1,059 1,033
Santander Bank NA, Series 2021-1A, Class C, 3.27%, 12/15/31, Callable 8/15/25 @ 100(a) .. 194 190
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class C, 1.29%, 4/15/26,
Callable 7/15/25 @ 100(a) ............................................ 6,858 6,777
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class E, 4.13%, 1/15/27,
Callable 7/15/25 @ 100(a) ............................................ 1,000 963
Santander Retail Auto Lease Trust, Series 2021-C, Class C, 1.11%, 3/20/26, Callable 6/20/24
@ 100(a) ......................................................... 3,438 3,323
Santander Retail Auto Lease Trust, Series 2021-C, Class B, 0.83%, 3/20/26, Callable 6/20/24
@ 100(a) ......................................................... 1,750 1,703
Santander Retail Auto Lease Trust, Series 2020-B, Class C, 1.18%, 12/20/24, Callable 2/20/24
@ 100(a) ......................................................... 4,000 3,964
Santander Retail Auto Lease Trust, Series 2021-B, Class B, 0.84%, 6/20/25, Callable 5/20/24
@ 100(a) ......................................................... 5,000 4,897
SFS Auto Receivables Securitization Trust, Series 2023-1A, Class C, 5.97%, 2/20/31, Callable
4/20/27 @ 100(a) ................................................... 2,709 2,647
Tesla Auto Lease Trust, Series 2023-B, Class B, 6.57%, 8/20/27, Callable 11/20/25 @ 100(a) . 2,025 2,020

Victory Portfolios III
Victory Short-Term Bond Fund
9
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Tesla Auto Lease Trust, Series 2023-A, Class B, 6.41%, 7/20/27, Callable 8/20/25 @ 100(a) . $ 3,450 $ 3,429
Toyota Lease Owner Trust, Series 2023-A, Class A4, 5.05%, 8/20/27, Callable 9/20/25 @
100(a) ........................................................... 3,000 2,948
Unify Auto Receivables Trust, Series 2021-1A, Class B, 1.29%, 11/16/26, Callable 2/15/25 @
100(a) ........................................................... 3,000 2,858
Unify Auto Receivables Trust, Series 2021-1A, Class A4, 0.98%, 7/15/26, Callable 2/15/25 @
100(a) ........................................................... 2,581 2,529
United Auto Credit Securitization Trust, Series 2023-1, Class C, 6.28%, 7/10/28, Callable
3/10/26 @ 100(a) ................................................... 4,000 3,936
Veridian Auto Receivables Trust, Series 2023-1A, Class A3, 5.56%, 3/15/28, Callable 4/15/27
@ 100(a) ......................................................... 1,000 984
Veridian Auto Receivables Trust, Series 2023-1A, Class A4, 5.59%, 12/15/28, Callable 4/15/27
@ 100(a) ......................................................... 2,000 1,952
Veridian Auto Receivables Trust, Series 2023-1A, Class B, 5.86%, 4/16/29, Callable 4/15/27 @
100(a) ........................................................... 2,133 2,084
Veridian Auto Receivables Trust, Series 2023-1A, Class C, 6.37%, 7/16/29, Callable 4/15/27 @
100(a) ........................................................... 2,500 2,453
VStrong Auto Receivables Trust, Series 2023-A, Class B, 7.11%, 2/15/30, Callable 6/15/28 @
100(a) ........................................................... 3,000 2,997
VStrong Auto Receivables Trust, Series 2023-A, Class A3, 6.87%, 11/15/27(a) ........... 500 500
Westlake Automobile Receivables Trust, Series 2022-3A, Class C, 6.44%, 12/15/27, Callable
2/15/26 @ 100(a) ................................................... 2,000 1,984
Westlake Automobile Receivables Trust, Series 2021-3A, Class D, 2.12%, 1/15/27, Callable
7/15/25 @ 100(a) ................................................... 1,000 932
Westlake Automobile Receivables Trust, Series 2022-2A, Class B, 4.31%, 9/15/27, Callable
2/15/26 @ 100(a) ................................................... 800 784
Westlake Automobile Receivables Trust, Series 2022-2A, Class C, 4.85%, 9/15/27, Callable
2/15/26 @ 100(a) ................................................... 1,429 1,391
Westlake Automobile Receivables Trust, Series 2020-1A, Class E, 3.31%, 10/15/25, Callable
2/15/24 @ 100(a) ................................................... 3,830 3,788
Westlake Automobile Receivables Trust, Series 2023-P1, Class C, 6.44%, 6/15/27, Callable
3/15/26 @ 100(a) ................................................... 1,200 1,186
Westlake Automobile Receivables Trust, Series 2023-1A, Class B, 5.41%, 1/18/28, Callable
6/15/26 @ 100(a) ................................................... 1,000 982
Wheels Fleet Lease Funding 1 LLC, Series 2022-1A, Class A, 2.47%, 10/18/36, Callable
9/18/24 @ 100(a) ................................................... 1,047 1,027
Wheels Fleet Lease Funding 1 LLC, Series 2023-2A, Class D, 7.38%, 8/18/38(a) ......... 3,644 3,656
Wheels Fleet Lease Funding 1 LLC, Series 2023-2A, Class C, 6.94%, 8/18/38(a) ......... 2,769 2,777
Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.80%, 4/18/38(a) ......... 1,100 1,094
Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class B, 5.80%, 4/18/38(a) ......... 1,345 1,317
Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class C, 6.18%, 4/18/38(a) ......... 3,333 3,276
Wheels SPV 2 LLC, Series 2020-1A, Class A3, 0.62%, 8/20/29, Callable 2/20/24 @ 100(a) .. 2,002 1,971
World Omni Automobile Lease Securitization Trust, Series 2022-A, Class A4, 3.34%, 6/15/27 1,500 1,472
World Omni Select Auto Trust, Series 2023-A, Class C, 6.00%, 1/16/29, Callable 5/15/26 @
100 ............................................................. 2,000 1,956
World Omni Select Auto Trust, Series 2021-A, Class D, 1.44%, 11/15/27, Callable 7/15/25 @
100 ............................................................. 2,750 2,495
World Omni Select Auto Trust, Series 2020-A, Class B, 0.84%, 6/15/26, Callable 9/15/24 @
100 ............................................................. 2,974 2,939
508,102
ABS Card (2.0%):
CARDS II Trust, Series 2021-1A, Class A, 0.60%, 4/15/27(a) ....................... 9,200 8,971
Evergreen Credit Card Trust, Series 2021-1A, Class A, 0.90%, 10/15/26(a) .............. 3,500 3,331
Evergreen Credit Card Trust, Series 2022-CRT1, Class B, 5.61%, 7/15/26(a) ............. 2,000 1,981
Evergreen Credit Card Trust, Series 2022-CRT2, Class C, 7.44%, 11/15/26(a) ............ 3,750 3,742
Evergreen Credit Card Trust, Series 2023-CRT3, Class C, 7.31%, 2/15/27(a) ............. 2,118 2,110
Evergreen Credit Card Trust, Series 2023-CRT3, Class B, 6.58%, 2/15/27(a) ............. 2,285 2,282
Evergreen Credit Card Trust, Series 2022-CRT1, Class C, 6.19%, 7/15/26(a) ............. 3,000 2,969
Golden Credit Card Trust, Series 2021-1A, Class A, 1.14%, 8/15/28(a) ................. 5,000 4,401
Master Credit Card Trust, Series 2021-1A, Class B, 0.79%, 11/21/25(a) ................ 1,346 1,304
Master Credit Card Trust, Series 2021-1A, Class C, 1.06%, 11/21/25(a) ................ 4,151 4,016
Master Credit Card Trust II, Series 2023-2A, Class C, 6.89%, 1/21/27(a) ............... 953 948
Master Credit Card Trust II, Series 2023-2A, Class B, 6.26%, 1/21/27(a) ............... 821 818

Victory Portfolios III
Victory Short-Term Bond Fund
10
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Master Credit Card Trust II, Series 2023-3A, Class C, 7.08%, 10/21/30(a) .............. $ 1,500 $ 1,505
Master Credit Card Trust II, Series 2023-1A, Class C, 5.87%, 6/21/27(a) ............... 1,200 1,171
Synchrony Card Funding LLC, Series 2022-A1, Class A, 3.37%, 4/15/28, Callable 4/15/25 @
100 ............................................................. 880 848
Trillium Credit Card Trust II, Series 2023-1A, Class B, 5.23%, 3/26/31(a) .............. 1,000 947
Trillium Credit Card Trust II, Series 2023-1A, Class C, 6.06%, 3/26/31(a) .............. 1,500 1,422
Trillium Credit Card Trust II, Series 2023-3A, Class C, 6.94%, 8/28/28(a) .............. 3,033 3,026
45,792
ABS Other (10.0%):
AFG ABS I LLC, Series 2023-1, Class B, 7.51%, 9/16/30, Callable 12/15/26 @ 100(a) ..... 1,667 1,647
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24
@ 100(a) ......................................................... 5,500 4,798
AMSR Trust, Series 2021-SFR1, Class C, 2.35%, 6/17/38(a) ........................ 1,200 987
AMSR Trust, Series 2021-SFR1, Class B, 2.15%, 6/17/38(a) ........................ 2,000 1,643
AMSR Trust, Series 2021-SFR1, Class A, 1.95%, 6/17/38(a) ........................ 2,000 1,648
Amur Equipment Finance Receivables IX LLC, Series 2021-1A, Class C, 1.75%, 6/21/27,
Callable 11/20/24 @ 100(a) ........................................... 1,000 947
Amur Equipment Finance Receivables IX LLC, Series 2021-1A, Class B, 1.38%, 2/22/27,
Callable 11/20/24 @ 100(a) ........................................... 1,240 1,193
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28,
Callable 9/20/25 @ 100(a) ............................................ 4,162 3,849
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class A2, 1.64%, 10/20/27,
Callable 9/20/25 @ 100(a) ............................................ 1,165 1,123
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class B, 5.65%, 10/20/28,
Callable 6/20/26 @ 100(a) ............................................ 2,000 1,939
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, 6/21/28,
Callable 6/20/26 @ 100(a) ............................................ 1,104 1,092
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class B, 6.03%, 12/20/29,
Callable 5/20/27 @ 100(a) ............................................ 750 727
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class C, 6.36%, 12/20/29,
Callable 5/20/27 @ 100(a) ............................................ 1,966 1,918
Atalaya Equipment Leasing Trust, Series 2021-1A, Class A2, 1.23%, 5/15/26, Callable
10/15/24 @ 100(a) .................................................. 256 253
Atalaya Equipment Leasing Trust, Series 2021-1A, Class B, 2.08%, 2/15/27, Callable 10/15/24
@ 100(a) ......................................................... 2,467 2,345
CARS LP, Series 2020-1A, Class A1, 2.69%, 2/15/50, Callable 11/15/23 @ 100(a) ........ 3,866 3,669
CARS-DB5 LP, Series 2021-1A, Class A1, 1.44%, 8/15/51, Callable 8/15/24 @ 100(a) ..... 1,865 1,628
CARS-DB7 LP, Series 2023-1A, Class A1, 5.75%, 9/15/53, Callable 9/15/28 @ 100(a) ..... 2,990 2,930
CCG Receivables Trust, Series 2023-1, Class B, 5.99%, 9/16/30, Callable 8/14/26 @ 100(a) . 2,010 1,991
CCG Receivables Trust, Series 2023-1, Class C, 6.28%, 9/16/30, Callable 8/14/26 @ 100(a) . 3,556 3,525
CCG Receivables Trust, Series 2021-2, Class C, 1.50%, 3/14/29, Callable 5/14/25 @ 100(a) . 1,487 1,365
CF Hippolyta Issuer LLC, Series 2021-1A, Class A1, 1.53%, 3/15/61, Callable 3/15/24 @
100(a) ........................................................... 2,827 2,475
CNH Equipment Trust, Series 2022-A, Class A3, 2.94%, 7/15/27, Callable 5/15/26 @ 100 ... 1,000 960
Conn's Receivables Funding LLC, Series 2022-A, Class B, 9.52%, 12/15/26, Callable 7/15/24
@ 100(a) ......................................................... 3,282 3,301
Conn's Receivables Funding LLC, Series 2023-A, Class A, 8.01%, 1/17/28, Callable 4/15/24
@ 100(a) ......................................................... 3,195 3,200
Conn's Receivables Funding LLC, Series 2023-A, Class B, 10.00%, 1/17/28, Callable 12/15/24
@ 100(a) ......................................................... 2,253 2,256
CP EF Asset Securitization I LLC, Series 2022-1A, Class A, 5.96%, 4/15/30, Callable 11/15/25
@ 100(a) ......................................................... 2,171 2,138
Dell Equipment Finance Trust, Series 2021-2, Class D, 1.21%, 6/22/27, Callable 4/22/24 @
100(a) ........................................................... 2,188 2,131
Dell Equipment Finance Trust, Series 2023-1, Class D, 6.80%, 3/22/29, Callable 10/22/25 @
100(a) ........................................................... 1,818 1,817
Dell Equipment Finance Trust, Series 2023-3, Class D, 6.75%, 10/22/29, Callable 6/22/26 @
100(a) ........................................................... 1,060 1,056
Dell Equipment Finance Trust, Series 2022-1, Class B, 2.72%, 8/23/27, Callable 8/22/24 @
100(a) ........................................................... 1,550 1,505
Dell Equipment Finance Trust, Series 2023-2, Class C, 6.06%, 1/22/29, Callable 1/22/26 @
100(a) ........................................................... 1,100 1,085

Victory Portfolios III
Victory Short-Term Bond Fund
11
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Dell Equipment Finance Trust, Series 2023-2, Class D, 6.74%, 7/23/29, Callable 1/22/26 @
100(a) ........................................................... $ 2,283 $ 2,276
Dell Equipment Finance Trust, Series 2021-2, Class C, 0.94%, 12/22/26, Callable 4/22/24 @
100(a) ........................................................... 2,500 2,431
Dext ABS LLC, Series 2023-1, Class A2, 5.99%, 3/15/32, Callable 4/15/27 @ 100(a) ...... 1,000 993
Dext ABS LLC, Series 2023-1, Class B, 6.55%, 3/15/32, Callable 4/15/27 @ 100(a) ....... 5,430 5,404
Dext ABS LLC, Series 2021-1, Class C, 2.29%, 9/15/28, Callable 4/15/26 @ 100(a) ....... 5,000 4,570
Dext ABS LLC, Series 2020-1, Class C, 3.03%, 11/15/27, Callable 10/15/24 @ 100(a) ..... 1,600 1,562
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/49, Callable
9/20/25 @ 100(a) ................................................... 3,333 2,838
Diamond Infrastructure Funding LLC, Series 2021-1A, Class B, 2.36%, 4/15/49, Callable
9/20/25 @ 100(a) ................................................... 3,000 2,549
Diamond Issuer, Series 2021-1A, Class B, 2.70%, 11/20/51, Callable 11/20/25 @ 100(a) .... 3,273 2,672
Diamond Resorts Owner Trust, Series 2021-1A, Class B, 2.05%, 11/21/33, Callable 7/20/25 @
100(a) ........................................................... 547 504
Diamond Resorts Owner Trust, Series 2021-1A, Class A, 1.51%, 11/21/33, Callable 7/20/25 @
100(a) ........................................................... 948 871
DLLAA LLC, Series 2023-1A, Class A4, 5.35%, 3/20/31, Callable 3/20/27 @ 100(a) ...... 1,143 1,124
DLLAA LLC, Series 2023-1A, Class A3, 5.34%, 3/22/27, Callable 3/20/27 @ 100(a) ...... 2,000 1,977
DLLAA LLC, Series 2023-1A, Class A3, 5.64%, 2/22/28, Callable 1/20/28 @ 100(a) ...... 2,000 1,981
DLLST LLC, Series 2022-1A, Class A4, 3.69%, 9/20/28, Callable 7/20/25 @ 100(a) ....... 3,000 2,923
Encina Equipment Finance LLC, Series 2022-1A, Class B, 5.15%, 1/16/29, Callable 5/15/26 @
100(a) ........................................................... 1,000 974
Encina Equipment Finance LLC, Series 2021-1A, Class D, 1.69%, 11/15/27, Callable 12/15/23
@ 100(a) ......................................................... 1,538 1,527
FirstKey Homes Trust, Series 2021-SFR2, Class B, 1.61%, 9/17/38(a) ................. 2,308 1,993
FirstKey Homes Trust, Series 2021-SFR3, Class C, 2.54%, 12/17/38(a) ................ 1,750 1,534
FirstKey Homes Trust, Series 2021-SFR3, Class B, 2.44%, 12/17/38(a) ................ 1,000 888
FirstKey Homes Trust, Series 2021-SFR1, Class C, 1.89%, 8/17/38(a) ................. 3,000 2,613
FirstKey Homes Trust, Series 2021-SFR1, Class B, 1.79%, 8/17/38(a) ................. 3,000 2,630
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100(a) .. 5,000 4,328
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class C, 5.75%, 5/15/28(a) ...... 1,597 1,559
Frontier Issuer LLC, Series 2023-1, Class B, 8.30%, 8/20/53, Callable 7/20/26 @ 100(a) .... 1,867 1,749
FRTKL, Series 2021-SFR1, Class B, 1.72%, 9/17/38(a) ............................ 1,500 1,296
Granite Park Equipment Leasing LLC, Series 2023-1A, Class D, 7.00%, 8/22/33, Callable
8/20/30 @ 100(a) ................................................... 800 743
Granite Park Equipment Leasing LLC, Series 2023-1A, Class C, 6.97%, 8/22/33, Callable
8/20/30 @ 100(a) ................................................... 1,200 1,185
Granite Park Equipment Leasing LLC, Series 2023-1A, Class B, 6.62%, 4/20/33, Callable
8/20/30 @ 100(a) ................................................... 654 647
GreatAmerica Leasing Receivables, Series 2023-1, Class B, 5.21%, 3/15/30, Callable 7/15/27
@ 100(a) ......................................................... 1,500 1,445
GreatAmerica Leasing Receivables Funding LLC, Series 2020-1, Class B, 2.00%, 2/16/26,
Callable 12/15/23 @ 100(a) ........................................... 1,090 1,084
HPEFS Equipment Trust, Series 2022-3A, Class C, 6.13%, 8/20/29, Callable 5/20/26 @ 100(a) 735 729
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 3/20/31, Callable 4/20/24 @ 100(a) 8,866 8,704
HPEFS Equipment Trust, Series 2021-1A, Class C, 0.75%, 3/20/31, Callable 4/20/24 @ 100(a) 983 980
HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 7/21/31, Callable 8/20/26 @ 100(a) 1,500 1,496
HPEFS Equipment Trust, Series 2021-2A, Class C, 0.88%, 9/20/28, Callable 8/20/24 @ 100(a) 4,843 4,759
HPEFS Equipment Trust, Series 2021-2A, Class D, 1.29%, 3/20/29, Callable 8/20/24 @ 100(a) 2,719 2,612
HPEFS Equipment Trust, Series 2022-2A, Class D, 4.94%, 3/20/30, Callable 11/20/25 @
100(a) ........................................................... 1,200 1,157
Kubota Credit Owner Trust, Series 2022-1A, Class A3, 2.67%, 10/15/26, Callable 2/15/26 @
100(a) ........................................................... 2,000 1,916
Kubota Credit Owner Trust, Series 2022-2A, Class A, 5.23%, 6/15/28, Callable 4/15/27 @
100(a) ........................................................... 1,500 1,463
M&T Equipment LEAF1 Notes, Series 2023-1A, Class A4, 5.75%, 7/15/30, Callable 9/15/27
@ 100(a) ......................................................... 2,596 2,526
MMAF Equipment Finance LLC, Series 2023-A, Class A4, 5.50%, 12/13/38(a) .......... 1,500 1,471
MMAF Equipment Finance LLC, Series 2022-A, Class A3, 3.20%, 1/13/28(a) ........... 2,000 1,923
MMAF Equipment Finance LLC, Series 2023-A, Class A3, 5.54%, 12/13/29(a) .......... 1,000 988
MMAF Equipment Finance LLC, Series 2020-BA, Class A5, 0.85%, 4/14/42, Callable 4/14/25
@ 100(a) ......................................................... 5,000 4,669
MVW LLC, Series 2021-1WA, Class B, 1.44%, 1/22/41, Callable 11/20/26 @ 100(a) ...... 860 775

Victory Portfolios III
Victory Short-Term Bond Fund
12
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41, Callable 11/20/26 @ 100(a) ...... $ 822 $ 745
MVW Owner Trust, Series 2018-1A, Class A, 3.45%, 1/21/36, Callable 7/20/24 @ 100(a) ... 2,460 2,403
MVW Owner Trust, Series 2017-1A, Class A, 2.42%, 12/20/34, Callable 11/20/23 @ 100(a) . 225 213
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61,
Callable 10/20/24 @ 100(a) ........................................... 1,466 1,222
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61,
Callable 10/20/24 @ 100(a) ........................................... 4,516 3,862
NMEF Funding LLC, Series 2022-B, Class B, 7.12%, 6/15/29, Callable 10/15/26 @ 100(a) .. 1,000 995
NMEF Funding LLC, Series 2022-B, Class A2, 6.07%, 6/15/29, Callable 10/15/26 @ 100(a) . 832 828
NMEF Funding LLC, Series 2021-A, Class B, 1.85%, 12/15/27, Callable 10/15/24 @ 100(a) . 2,963 2,916
NMEF Funding LLC, Series 2023-A, Class B, 6.83%, 6/17/30, Callable 9/15/27 @ 100(a) ... 1,500 1,472
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49, Callable 11/19/23 @ 100(a) ... 2,788 2,571
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 11/20/23 @ 100(a) ... 1,313 1,231
Pawnee Equipment Receivables LLC, Series 2021-1, Class B, 1.82%, 7/15/27, Callable
8/15/25 @ 100(a) ................................................... 1,637 1,528
Pawnee Equipment Receivables LLC, Series 2020-1, Class B, 1.84%, 1/15/26, Callable
2/15/24 @ 100(a) ................................................... 297 296
Pawneee Equipment Receivables LLC, Series 2022-1, Class A3, 5.17%, 2/15/28, Callable
6/15/26 @ 100(a) ................................................... 1,000 988
Pawneee Equipment Receivables LLC, Series 2021-1, Class A2, 1.10%, 7/15/27, Callable
8/15/25 @ 100(a) ................................................... 830 806
Pawneee Equipment Receivables LLC, Series 2022-1, Class B, 5.40%, 7/17/28, Callable
6/15/26 @ 100(a) ................................................... 2,375 2,286
Post Road Equipment Finance, Series 2021-1A, Class C, 1.39%, 6/15/27, Callable 12/15/23 @
100(a) ........................................................... 703 700
Progress Residential Trust, Series 2021-SFR5, Class C, 1.81%, 7/17/38(a) .............. 1,500 1,306
Progress Residential Trust, Series 2021-SFR4, Class B, 1.81%, 5/17/38(a) .............. 4,500 3,980
Progress Residential Trust, Series 2021-SFR2, Class B, 1.80%, 4/19/38, Callable 4/17/24 @
100(a) ........................................................... 6,850 6,121
Progress Residential Trust, Series 2021-SFR6, Class B, 1.75%, 7/17/38, Callable 7/17/26 @
100(a) ........................................................... 2,813 2,468
Progress Residential Trust, Series 2021-SFR5, Class B, 1.66%, 7/17/38(a) .............. 2,400 2,101
SCF Equipment Leasing LLC, Series 2019-2, Class B, 2.76%, 8/20/26, Callable 5/20/24 @
100(a) ........................................................... 1,037 1,027
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 4/20/24 @
100(a) ........................................................... 3,413 3,366
SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.93%, 9/20/30, Callable 12/20/24 @
100(a) ........................................................... 616 548
SCF Equipment Leasing LLC, Series 2022-2A, Class B, 6.50%, 2/20/32, Callable 10/20/26 @
100(a) ........................................................... 429 426
SCF Equipment Leasing LLC, Series 2020-1A, Class C, 2.60%, 8/21/28, Callable 4/20/24 @
100(a) ........................................................... 2,900 2,763
SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.50%, 8/20/32, Callable 10/20/26 @
100(a) ........................................................... 785 760
SCF Equipment Leasing LLC, Series 2022-2A, Class D, 6.50%, 10/20/32, Callable 10/20/26
@ 100(a) ......................................................... 1,319 1,198
Sierra Timeshare Receivables Funding LLC, Series 1A, Class A, 3.20%, 1/20/36, Callable
3/20/24 @ 100(a) ................................................... 824 808
Sierra Timeshare Receivables Funding LLC, Series 3A, Class A, 2.34%, 8/20/36, Callable
9/20/24 @ 100(a) ................................................... 1,707 1,653
Tricon Residential Trust, Series 2022-SFR1, Class B, 4.20%, 4/17/39(a) ................ 1,000 923
Trinity Rail Leasing LLC, Series 2019-2A, Class A1, 2.39%, 10/18/49, Callable 11/17/23 @
100(a) ........................................................... 1,084 1,008
Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2, 3.19%, 7/15/44, Callable
11/15/23 @ 100(a) .................................................. 1,437 1,400
Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45, Callable 11/15/23 @
100(a) ........................................................... 6,500 5,887
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52, Callable 2/15/26 @ 100(a) ... 1,000 869
Verdant Receivables LLC, Series 2023-1A, Class A2, 6.24%, 1/13/31, Callable 3/12/27 @
100(a) ........................................................... 1,931 1,922
Verdant Receivables LLC, Series 2023-1A, Class B, 6.05%, 1/13/31, Callable 3/12/27 @
100(a) ........................................................... 2,000 1,957
Verdant Receivables LLC, Series 2023-1A, Class C, 6.73%, 1/13/31, Callable 3/12/27 @
100(a) ........................................................... 749 732

Victory Portfolios III
Victory Short-Term Bond Fund
13
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Volvo Financial Equipment LLC, Series 2020-1A, Class A4, 0.60%, 3/15/28, Callable 7/15/24
@ 100(a) ......................................................... $ 1,750 $ 1,712
VSE VOI Mortgage LLC, Series 2017-A, Class B, 2.63%, 3/20/35, Callable 2/20/24 @ 100(a) 1,466 1,440
231,616
Agency ABS Other (0.1%):
College Loan Corp. Trust, Series 2005-2, Class B, 6.05% (SOFR90A+75bps), 1/15/37,
Callable 1/15/28 @ 100(b) ............................................ 693 634
Nelnet Student Loan Trust, Series 2005-3, Class B, 5.78% (SOFR90A+54bps), 9/22/37,
Callable 12/22/23 @ 100(b) ........................................... 1,048 993
1,627
Total Asset-Backed Securities (Cost $813,397)
a
a
a
787,137
Collateralized Loan Obligations (0.8%)
Cash Flow CLO (0.8%):
Annisa CLO Ltd., Series 2016-2, Class AR, 6.78% (TSFR3M+136bps), 7/20/31, Callable
1/20/24 @ 100(a)(b) ................................................. 2,967 2,956
Barrow Hanley CLO I Ltd., Series 2023-1A, Class A1, 7.72% (TSFR3M+230bps), 4/20/35,
Callable 4/20/24 @ 100(a)(b) .......................................... 2,000 2,013
Columbia Cent CLO 32 Ltd., Series 2022-32A, Class BF, 5.20%, 7/24/34, Callable 1/24/24 @
100(a) ........................................................... 1,000 913
Palmer Square Loan Funding Ltd., Series 2021-1A, Class A1, 6.58% (TSFR3M+116bps),
4/20/29, Callable 1/20/24 @ 100(a)(b) .................................... 505 503
Palmer Square Loan Funding Ltd., Series 2023-1A, Class A1, 6.96% (TSFR3M+170bps),
7/20/31, Callable 7/20/24 @ 100(a)(b) .................................... 3,000 2,997
Palmer Square Loan Funding Ltd., Series 2023-1A, Class A2, 7.76% (TSFR3M+250bps),
7/20/31, Callable 7/20/24 @ 100(a)(b) .................................... 1,000 998
Race Point CLO Ltd., Series 2016-10A, Class A1R, 6.74% (TSFR3M+136bps), 7/25/31,
Callable 1/25/24 @ 100(a)(b) .......................................... 3,966 3,943
Stratus CLO Ltd., Series 2021-3A, Class B, 7.23% (TSFR3M+181bps), 12/29/29, Callable
1/20/24 @ 100(a)(b) ................................................. 1,643 1,616
Stratus CLO Ltd., Series 2021-3A, Class A, 6.63% (TSFR3M+121bps), 12/29/29, Callable
1/20/24 @ 100(a)(b) ................................................. 1,379 1,372
17,311
Total Collateralized Loan Obligations (Cost $17,453)
a
a
a
17,311
Collateralized Mortgage Obligations (5.7%)
Commercial MBS (5.7%):
Aventura Mall Trust, Series 2018-AVM, Class C, 4.11%, 7/5/40(a)(c) .................. 2,000 1,686
BBCMS Mortgage Trust, Series 2020-BID, Class C, 9.09% (TSFR1M+375bps), 10/15/37(a)
(b) ............................................................. 3,000 2,806
BPR Trust, Series 2021-TY, Class A, 6.50% (TSFR1M+116bps), 9/15/38(a)(b) ........... 3,731 3,586
BPR Trust, Series 2021-TY, Class D, 7.80% (TSFR1M+246bps), 9/15/38(a)(b) ........... 1,313 1,213
BPR Trust, Series 2021-TY, Class B, 6.60% (TSFR1M+126bps), 9/15/38(a)(b) ........... 750 706
BPR Trust, Series 2021-TY, Class C, 7.15% (TSFR1M+181bps), 9/15/38(a)(b) ........... 2,712 2,520
BPR Trust, Series 2022-OANA, Class B, 7.78% (TSFR1M+245bps), 4/15/37(a)(b) ........ 3,000 2,931
BPR Trust, Series 2022-STAR, Class A, 8.57% (TSFR1M+323bps), 8/15/24(a)(b) ........ 4,000 3,955
BX Commercial Mortgage Trust, Series 2019-XL, Class C, 6.70% (TSFR1M+136bps),
10/15/36(a)(b) ..................................................... 566 560
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 6.90% (TSFR1M+156bps),
10/15/36(a)(b) ..................................................... 2,601 2,574
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 6.40% (TSFR1M+106bps),
9/15/36(a)(b) ...................................................... 2,500 2,423
BX Trust, Series 2022-CLS, Class B, 6.30%, 10/13/27(a) .......................... 2,750 2,487
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class B, 4.38%, 1/10/36(a) ..... 7,600 7,569
COMM Mortgage Trust, Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @
100(a)(c) ......................................................... 14,610 13,804
COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 6/10/25 @
100(c) ........................................................... 6,550 6,277

Victory Portfolios III
Victory Short-Term Bond Fund
14
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
COMM Mortgage Trust, Series 2015-PC1, Class B, 4.28%, 7/10/50, Callable 6/10/25 @
100(c) ........................................................... $ 3,366 $ 3,090
COMM Mortgage Trust, Series 2012-CR4, Class XA, 1.14%, 10/15/45, Callable 11/15/23 @
100(c)(d) ......................................................... 10,719 —(e)
COMM Mortgage Trust, Series 2020-CBM, Class C, 3.40%, 2/10/37, Callable 2/10/25 @
100(a) ........................................................... 6,875 6,370
COMM Mortgage Trust, Series 2020-CBM, Class B, 3.10%, 2/10/37, Callable 2/10/25 @
100(a) ........................................................... 5,000 4,684
COMM Mortgage Trust, Series 2020-CBM, Class A2, 2.90%, 2/10/37, Callable 2/10/25 @
100(a) ........................................................... 5,620 5,310
Credit Suisse Mortgage Capital Certificates, Series 2021-980M, Class A, 2.39%, 7/15/31(a) .. 2,500 2,182
Extended Stay America Trust, Series 2021-ESH, Class C, 7.15% (TSFR1M+181bps),
7/15/38(a)(b) ...................................................... 2,368 2,315
Extended Stay America Trust, Series 2021-ESH, Class B, 6.83% (TSFR1M+149bps),
7/15/38(a)(b) ...................................................... 737 723
Extended Stay America Trust, Series 2021-ESH, Class A, 6.53% (TSFR1M+119bps),
7/15/38(a)(b) ...................................................... 1,895 1,870
FREMF Mortgage Trust, Series 2017-K724, Class B, 3.48%, 12/25/49, Callable 12/25/23 @
100(a)(c) ......................................................... 4,935 4,902
GS Mortgage Securities Corp. II, Series 2023-SHIP, Class B, 4.94%, 9/10/38(a)(c) ........ 2,400 2,279
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34(a) ....... 13,530 9,420
GS Mortgage Securities Corp. Trust, Series 2020-UPTN, Class A, 2.75%, 2/10/37, Callable
2/10/25 @ 100(a) ................................................... 2,000 1,865
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37(a) .......... 11,824 11,109
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.84%, 8/10/38, Callable 8/10/26
@ 100(a) ......................................................... 3,000 2,701
KNDL Mortgage Trust, Series 2019-KNSQ, Class B, 6.48% (TSFR1M+115bps), 5/15/36(a)(b) 2,000 1,989
Life Mortgage Trust, Series 2021-BMR, Class B, 6.33% (LIBOR01M+99bps), 3/15/38(a)(b) . 2,949 2,865
Morgan Stanley Capital I Trust, Series 2019-NUGS, Class B, 6.75% (TSFR1M+141bps),
12/15/36(a)(b) ..................................................... 3,846 1,940
SCOTT Trust, Series 2023-SFS, Class AS, 6.20%, 3/15/40(a) ....................... 2,357 2,207
SREIT Trust, Series 2021-MFP2, Class C, 6.82% (TSFR1M+149bps), 11/15/36(a)(b) ...... 2,000 1,940
TTAN, Series 2021-MHC, Class D, 7.20% (TSFR1M+186bps), 3/15/38(a)(b) ............ 1,030 999
TTAN, Series 2021-MHC, Class C, 6.80% (TSFR1M+146bps), 3/15/38(a)(b) ............ 2,574 2,495
TTAN, Series 2021-MHC, Class B, 6.55% (TSFR1M+121bps), 3/15/38(a)(b) ............ 1,912 1,863
130,215
Private CMO Other (0.0%):(f)
Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.00%, 5/25/43, Callable 6/25/24 @ 100(a)
(c) ............................................................. 554 468
Total Collateralized Mortgage Obligations (Cost $143,709)
a
a
a
130,683
Shares
Preferred Stocks (0.2%)
Financials (0.2%):
Citigroup Capital XIII, 12.02%(TSFR3M+663bps), 10/30/40(b) ..................... 200,000 5,734
Total Preferred Stocks (Cost $5,470)
a
a
a
5,734
Principal Amount
Senior Secured Loans (0.1%)
Consumer Discretionary (0.0%):(f)
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien, 9.17%
(SOFR03M+375bps), 10/20/27(b) ....................................... 1,200 1,228
Industrials (0.1%):
MasTec, Inc., Three-Year Term Loan, First Lien, 6.71% (SOFR01M+138bps), 9/2/25(b) .... 2,000 2,000
Total Senior Secured Loans (Cost $3,168)
a
a
a
3,228

Victory Portfolios III
Victory Short-Term Bond Fund
15
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Corporate Bonds (37.5%)
Communication Services (0.5%):
Paramount Global, 2.90%, 1/15/27, Callable 10/15/26 @ 100 ....................... $ 1,750 $ 1,537
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%,
3/20/25, Callable 3/20/24 @ 100(a)(g) .................................... 3,881 3,834
T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 11/20/23 @ 102.38 ..................... 2,641 2,514
Warnermedia Holdings, Inc., 3.76%, 3/15/27, Callable 2/15/27 @ 100 ................. 4,000 3,683
11,568
Consumer Discretionary (2.3%):
Advance Auto Parts, Inc.
1.75%, 10/1/27, Callable 8/1/27 @ 100 ................................... 2,000 1,621
5.95%, 3/9/28, Callable 2/9/28 @ 100 .................................... 2,500 2,338
3.90%, 4/15/30, Callable 1/15/30 @ 100(g) ................................ 3,145 2,551
Association of American Medical Colleges
2.27%, 10/1/25 .................................................... 4,145 3,808
2.39%, 10/1/26 .................................................... 4,275 3,791
Duke University Health System, Inc., 2.26%, 6/1/26 .............................. 700 636
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100(a) .. 2,300 2,058
Genuine Parts Co., 6.50%, 11/1/28, Callable 10/1/28 @ 100 ........................ 2,000 1,998
Howard University, 2.42%, 10/1/24 .......................................... 1,350 1,307
Lithia Motors, Inc., 4.63%, 12/15/27, Callable 12/8/23 @ 103.47(a) ................... 5,718 5,163
LKQ Corp., 5.75%, 6/15/28, Callable 5/15/28 @ 100 ............................. 3,000 2,907
Mattel, Inc., 3.75%, 4/1/29, Callable 4/1/24 @ 101.88(a) ........................... 2,500 2,139
Nissan Motor Acceptance Co. LLC
2.00%, 3/9/26, Callable 2/9/26 @ 100(a) .................................. 4,216 3,764
1.85%, 9/16/26, Callable 8/16/26 @ 100(a) ................................ 3,296 2,857
Nordstrom, Inc., 2.30%, 4/8/24, Callable 11/24/23 @ 100 .......................... 6,500 6,382
QVC, Inc., 4.45%, 2/15/25, Callable 11/15/24 @ 100(g) ........................... 9,450 8,141
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(a) .......................... 3,000 2,329
Toll Brothers Finance Corp., 4.88%, 3/15/27, Callable 12/15/26 @ 100 ................ 250 238
54,028
Consumer Staples (1.0%):
7-Eleven, Inc., 0.80%, 2/10/24, Callable 12/8/23 @ 100(a) ......................... 5,000 4,926
Dollar General Corp., 5.20%, 7/5/28, Callable 6/5/28 @ 100(g) ...................... 3,000 2,882
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
6.50%, 4/15/29, Callable 4/15/24 @ 103.25 ................................ 1,643 1,526
5.50%, 1/15/30, Callable 1/15/25 @ 102.75 ................................ 2,669 2,440
3.75%, 12/1/31, Callable 12/1/26 @ 101.88 ................................ 1,419 1,105
Philip Morris International, Inc.
4.88%, 2/15/28, Callable 1/15/28 @ 100 .................................. 5,000 4,804
5.25%, 9/7/28, Callable 8/7/28 @ 100 .................................... 3,000 2,918
The J.M. Smucker Co., 5.90%, 11/15/28, Callable 10/15/28 @ 100 ................... 2,000 1,985
22,586
Energy (3.5%):
Antero Resources Corp., 7.63%, 2/1/29, Callable 2/1/24 @ 103.81(a) .................. 1,500 1,520
Buckeye Partners LP, 4.35%, 10/15/24, Callable 7/15/24 @ 100 ...................... 1,000 962
Continental Resources, Inc., 3.80%, 6/1/24, Callable 3/1/24 @ 100 ................... 9,171 9,032
DCP Midstream Operating LP, 5.38%, 7/15/25, Callable 4/15/25 @ 100 ................ 3,000 2,965
Devon Energy Corp., 5.25%, 10/15/27, Callable 11/20/23 @ 101.75 ................... 13,330 12,890
Energy Transfer LP
6.75% (H15T5Y+513bps), Callable 5/15/25 @ 100(b)(h) ...................... 333 302
7.12% (H15T5Y+531bps), Callable 5/15/30 @ 100(b)(h) ...................... 2,300 1,934
6.50% (H15T5Y+569bps), Callable 11/15/26 @ 100(b)(h) ..................... 2,567 2,327
4.90%, 2/1/24, Callable 12/8/23 @ 100 ................................... 5,326 5,302
Gray Oak Pipeline LLC, 2.60%, 10/15/25, Callable 9/15/25 @ 100(a) ................. 1,171 1,084
Midwest Connector Capital Co. LLC, 3.90%, 4/1/24, Callable 3/1/24 @ 100(a) ........... 12,200 12,055
Murphy Oil Corp., 5.88%, 12/1/27, Callable 11/24/23 @ 102.94 ..................... 5,000 4,812
Ovintiv, Inc., 5.65%, 5/15/28, Callable 4/15/28 @ 100 ............................ 2,000 1,942
Parsley Energy LLC/Parsley Finance Corp., 4.13%, 2/15/28, Callable 12/8/23 @ 102.06(a) .. 8,699 7,972
Talos Production, Inc., 12.00%, 1/15/26, Callable 11/24/23 @ 106 .................... 2,000 2,077

Victory Portfolios III
Victory Short-Term Bond Fund
16
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.50%, 7/15/27,
Callable 12/8/23 @ 103.25 ............................................ $ 7,772 $ 7,682
Viper Energy Partners LP, 5.38%, 11/1/27, Callable 12/8/23 @ 101.79(a) ............... 6,350 6,022
80,880
Financials (18.3%):
Alexander Funding Trust, 1.84%, 11/15/23(a) ................................... 12,635 12,609
Ally Financial, Inc.
5.75%, 11/20/25, Callable 10/21/25 @ 100 ................................. 3,750 3,584
6.99% (SOFR+326bps), 6/13/29, Callable 6/13/28 @ 100(b) .................... 4,611 4,405
Antares Holdings LP, 8.50%, 5/18/25, Callable 4/18/25 @ 100(a) ..................... 2,515 2,532
Ares Capital Corp., 3.25%, 7/15/25, Callable 6/15/25 @ 100 ........................ 5,000 4,689
Assurant, Inc., 6.10%, 2/27/26, Callable 1/27/26 @ 100 ........................... 7,059 6,951
Bank of America Corp.
6.50% (TSFR3M+444bps), Callable 10/23/24 @ 100(b)(g)(h) ................... 1,265 1,252
6.10% (TSFR3M+416bps), Callable 3/17/25 @ 100(b)(h) ...................... 2,000 1,930
Blackstone Private Credit Fund
1.75%, 9/15/24(g) .................................................. 3,500 3,346
2.35%, 11/22/24 .................................................... 5,000 4,754
4.70%, 3/24/25(g) .................................................. 2,000 1,934
7.05%, 9/29/25 .................................................... 2,500 2,491
2.63%, 12/15/26, Callable 11/15/26 @ 100 ................................. 3,808 3,261
Blue Owl Credit Income Corp.
5.50%, 3/21/25 .................................................... 5,000 4,836
7.75%, 9/16/27, Callable 8/16/27 @ 100 .................................. 2,677 2,634
Cadence Bank
7.25% (LIBOR03M+454bps), 6/28/29, Callable 6/28/24 @ 100(a)(b) .............. 1,000 958
4.75% (LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100(b) ................ 10,000 9,462
4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100(b) .............. 11,196 10,230
Capital One Financial Corp.
4.17% (SOFR+137bps), 5/9/25, Callable 5/9/24 @ 100(b) ...................... 2,000 1,960
5.47% (SOFR+208bps), 2/1/29, Callable 2/1/28 @ 100(b) ...................... 2,000 1,860
6.31% (SOFR+264bps), 6/8/29, Callable 6/8/28 @ 100(b) ...................... 2,000 1,914
Citizens Bank NA
4.12% (SOFR+140bps), 5/23/25, Callable 5/23/24 @ 100(b) .................... 1,640 1,578
6.06% (SOFR+145bps), 10/24/25, Callable 10/24/24 @ 100(b) .................. 6,640 6,361
4.58% (SOFR+200bps), 8/9/28, Callable 8/9/27 @ 100(b) ...................... 1,000 887
DAE Funding LLC, 1.55%, 8/1/24, Callable 7/1/24 @ 100(a) ....................... 1,250 1,197
Enact Holdings, Inc., 6.50%, 8/15/25, Callable 2/15/25 @ 100(a) ..................... 5,707 5,607
Entergy Texas Restoration Funding II LLC, 3.05%, 12/15/27 ........................ 1,052 996
F&G Global Funding, 5.15%, 7/7/25(a) ....................................... 2,000 1,942
Fifth Third Bancorp, 4.50% (H15T5Y+422bps), Callable 9/30/25 @ 100(b)(h) ........... 7,793 6,603
First American Financial Corp., 4.60%, 11/15/24 ................................ 6,000 5,901
First Citizens BancShares, Inc., 3.38% (TSFR3M+247bps), 3/15/30, Callable 3/15/25 @
100(b) ........................................................... 10,871 10,120
First Financial Bancorp, 5.13%, 8/25/25 ....................................... 9,000 8,135
First Horizon Corp., 4.00%, 5/26/25, Callable 4/26/25 @ 100 ....................... 5,855 5,446
First-Citizens Bank & Trust Co., 4.13% (H15T5Y+237bps), 11/13/29, Callable 11/13/24 @
100(b) ........................................................... 1,000 949
Ford Motor Credit Co. LLC
3.38%, 11/13/25, Callable 10/13/25 @ 100 ................................. 3,000 2,799
4.95%, 5/28/27, Callable 4/28/27 @ 100 .................................. 3,000 2,812
FS KKR Capital Corp.
4.63%, 7/15/24, Callable 6/15/24 @ 100 .................................. 2,250 2,211
1.65%, 10/12/24(g) ................................................. 2,119 2,021
4.25%, 2/14/25, Callable 1/14/25 @ 100(a) ................................ 5,600 5,365
3.40%, 1/15/26, Callable 12/15/25 @ 100 ................................. 4,000 3,658
Fulton Financial Corp., 3.25% (TSFR3M+230bps), 3/15/30, Callable 3/15/25 @ 100(b) .... 9,318 7,803
GA Global Funding Trust, 1.63%, 1/15/26(a) ................................... 2,500 2,235
Glencore Funding LLC, 1.63%, 4/27/26, Callable 3/27/26 @ 100(a) ................... 5,000 4,500
Global Payments, Inc., 1.50%, 11/15/24, Callable 10/15/24 @ 100 .................... 3,000 2,851
Hilltop Holdings, Inc.
5.00%, 4/15/25, Callable 1/15/25 @ 100 .................................. 5,000 4,720
5.75% (TSFR3M+568bps), 5/15/30, Callable 5/15/25 @ 100(b) .................. 5,000 4,759

Victory Portfolios III
Victory Short-Term Bond Fund
17
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Horace Mann Educators Corp., 7.25%, 9/15/28, Callable 8/15/28 @ 100 ................ $ 5,000 $ 4,989
HSB Group, Inc., 6.57% (TSFR3M+117bps), 7/15/27, Callable 12/8/23 @ 100(b) ......... 2,750 2,545
Huntington Bancshares, Inc., 4.45% (H15T7Y+405bps), Callable 10/15/27 @ 100(b)(h) .... 750 561
Hyundai Capital America, 5.68%, 6/26/28, Callable 5/26/28 @ 100(a) ................. 2,000 1,935
KeyCorp., 3.88% (SOFRINDX+125bps), 5/23/25, MTN, Callable 5/23/24 @ 100(b) ....... 6,715 6,416
Luther Burbank Corp., 6.50%, 9/30/24, Callable 8/31/24 @ 100(a) .................... 2,500 2,416
M&T Bank Corp., 3.50% (H15T5Y+268bps), Callable 9/1/26 @ 100(b)(h) .............. 800 534
Main Street Capital Corp.
5.20%, 5/1/24 ..................................................... 11,700 11,586
3.00%, 7/14/26, Callable 6/14/26 @ 100 .................................. 3,500 3,097
Manufacturers & Traders Trust Co., 4.65%, 1/27/26, Callable 12/27/25 @ 100 ........... 4,500 4,247
Metropolitan Life Insurance Co., 7.88%, 2/15/24(a) .............................. 2,045 2,053
Metropolitan Tower Life Insurance Co., 7.63%, 1/15/24(a) ......................... 3,500 3,498
Mobr-04 LLC (LOC - Compass Bank), 6.43%, 9/1/24(i) ........................... 2,750 2,750
National General Holdings Corp., 6.75%, 5/15/24(a) .............................. 4,000 4,008
New York Community Bancorp, Inc., 5.90% (TSFR3M+304bps), 11/6/28, Callable 2/6/24 @
100(b) ........................................................... 8,242 7,635
Penske Truck Leasing Co. LP/PTL Finance Corp., 5.75%, 5/24/26, Callable 4/24/26 @ 100(a) 3,000 2,951
PRA Group, Inc., 8.38%, 2/1/28, Callable 2/1/25 @ 104.19(a)(g) ..................... 3,898 3,208
ProAssurance Corp., 5.30%, 11/15/23 ........................................ 14,000 14,003
Radian Group, Inc.
4.50%, 10/1/24, Callable 7/1/24 @ 100 ................................... 6,349 6,187
6.63%, 3/15/25, Callable 9/15/24 @ 100 .................................. 3,204 3,172
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100(b)(g)(h) ...... 8,786 8,054
SCE Recovery Funding LLC, 0.86%, 11/15/31 .................................. 8,181 6,743
Signature Bank, 4.13% (LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100(b)(j) ...... 11,650 211
SLM Corp., 4.20%, 10/29/25, Callable 9/29/25 @ 100 ............................ 3,000 2,800
Starwood Property Trust, Inc., 3.63%, 7/15/26, Callable 1/15/26 @ 100(a) .............. 1,622 1,431
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100 ........... 6,430 4,577
Synchrony Bank, 5.40%, 8/22/25, Callable 7/22/25 @ 100 ......................... 3,000 2,863
Synchrony Financial
4.88%, 6/13/25, Callable 5/13/25 @ 100 .................................. 2,000 1,896
3.95%, 12/1/27, Callable 9/1/27 @ 100 ................................... 2,816 2,414
Synovus Bank, 5.63%, 2/15/28, Callable 1/15/28 @ 100 ........................... 4,000 3,544
Synovus Financial Corp., 5.90% (USSW5+338bps), 2/7/29, Callable 2/7/24 @ 100(b) ...... 6,188 5,568
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100(b) . 6,000 4,905
Texas Capital Bank NA, 5.25%, 1/31/26 ...................................... 1,530 1,414
The Bank of New York Mellon Corp.
4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100(b)(h) ...................... 6,500 6,149
3.75% (H15T5Y+263bps), Callable 12/20/26 @ 100(b)(h) ..................... 1,415 1,093
The Charles Schwab Corp., 5.38% (H15T5Y+497bps), Callable 6/1/25 @ 100(b)(h) ....... 8,500 8,109
The Huntington National Bank, 5.50% (TSFR3M+535bps), 5/6/30, Callable 5/6/25 @ 100(b) 13,590 12,925
TIAA FSB Holdings, Inc., 10.38% (TSFR3M+497bps), 3/15/26, Callable 12/8/23 @ 100(b) . 5,718 5,620
Toyota Motor Credit Corp., 5.25%, 9/11/28 .................................... 2,000 1,969
Truist Financial Corp.
4.95% (H15T5Y+461bps), Callable 9/1/25 @ 100(b)(h) ....................... 8,000 7,252
4.25%, 9/30/24 .................................................... 1,955 1,912
7.16% (SOFR+245bps), 10/30/29, Callable 10/30/28 @ 100(b) .................. 2,000 2,012
UL Solutions, Inc., 6.50%, 10/20/28, Callable 9/20/28 @ 100(a) ..................... 3,000 2,973
United Financial Bancorp, Inc., 5.75%, 10/1/24 ................................. 8,120 7,590
US Bancorp
3.10%, 4/27/26, Callable 3/27/26 @ 100, MTN ............................. 4,250 3,914
5.78% (SOFR+202bps), 6/12/29, Callable 6/12/28 @ 100(b) .................... 3,000 2,885
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 9/17/24, Callable 6/17/24 @
100(a) ........................................................... 4,808 4,622
Webster Financial Corp.
4.38%, 2/15/24, Callable 1/16/24 @ 100 .................................. 5,500 5,457
4.00% (TSFR3M+253bps), 12/30/29, Callable 12/30/24 @ 100(b) ................ 8,750 8,009
Wells Fargo & Co.
5.90%, Callable 6/15/24 @ 100(h) ....................................... 14,391 14,182
3.90% (H15T5Y+345bps), Callable 3/15/26 @ 100(b)(h) ...................... 2,000 1,736
421,668

Victory Portfolios III
Victory Short-Term Bond Fund
18
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Health Care (0.5%):
Health Care Service Corp. A Mutual Legal Reserve Co., 2.20%, 6/1/30, Callable 3/1/30 @
100(a) ........................................................... $ 2,504 $ 1,979
Hikma Finance USA LLC, 3.25%, 7/9/25 ...................................... 10,000 9,372
11,351
Industrials (3.9%):
American Airlines Pass Through Trust
4.38%, 6/15/24(a) .................................................. 3,528 3,430
4.00%, 9/22/27 .................................................... 1,451 1,276
Ashtead Capital, Inc., 4.38%, 8/15/27, Callable 11/24/23 @ 101.46(a) ................. 11,245 10,410
Aviation Capital Group LLC, 5.50%, 12/15/24, Callable 11/15/24 @ 100(a) ............. 7,495 7,367
British Airways Pass Through Trust, 4.63%, 6/20/24(a) ............................ 1,405 1,387
Concentrix Corp.
6.65%, 8/2/26, Callable 7/2/26 @ 100 .................................... 2,000 1,987
6.60%, 8/2/28, Callable 7/2/28 @ 100 .................................... 4,000 3,833
Continental Airlines Pass Through Trust, 4.00%, 10/29/24 .......................... 7,986 7,714
Daimler Trucks Finance North America LLC, 3.50%, 4/7/25(a) ...................... 3,000 2,899
Delta Air Lines Pass Through Trust, 2.00%, 6/10/28 .............................. 4,103 3,540
HEICO Corp., 5.25%, 8/1/28, Callable 7/1/28 @ 100 ............................. 3,300 3,184
Hexcel Corp., 4.95%, 8/15/25, Callable 5/15/25 @ 100 ............................ 3,000 2,922
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27,
Callable 12/8/23 @ 103.25(a) .......................................... 7,500 7,409
Otis Worldwide Corp., 5.25%, 8/16/28, Callable 7/16/28 @ 100 ...................... 3,000 2,919
Quanta Services, Inc., 2.90%, 10/1/30, Callable 7/1/30 @ 100 ....................... 2,000 1,574
Regal Rexnord Corp., 6.05%, 4/15/28, Callable 3/15/28 @ 100(a) .................... 2,000 1,914
Ryder System, Inc., 5.25%, 6/1/28, MTN, Callable 5/1/28 @ 100 ..................... 3,000 2,886
Spirit Airlines Pass Through Trust, 4.45%, 4/1/24 ................................ 8,347 8,150
Stanley Black & Decker, Inc., 6.27%, 3/6/26, Callable 3/6/24 @ 100 .................. 2,000 2,001
U.S. Airways Pass Through Trust, 3.95%, 11/15/25 ............................... 6,011 5,634
United Airlines Pass Through Trust
4.15%, 4/11/24 ..................................................... 4,105 4,051
4.88%, 1/15/26 .................................................... 626 591
XPO Escrow Sub LLC, 7.50%, 11/15/27, Callable 11/15/24 @ 103.75(a) ............... 2,100 2,097
XPO, Inc., 6.25%, 6/1/28, Callable 6/1/25 @ 103.13(a) ............................ 2,289 2,194
91,369
Information Technology (0.4%):
Arrow Electronics, Inc., 6.13%, 3/1/26, Callable 3/1/24 @ 100 ...................... 3,000 2,977
CDW LLC/CDW Finance Corp., 2.67%, 12/1/26, Callable 11/1/26 @ 100 .............. 1,000 896
Skyworks Solutions, Inc., 1.80%, 6/1/26, Callable 5/1/26 @ 100 ..................... 5,000 4,464
8,337
Materials (1.4%):
Bayport Polymers LLC, 4.74%, 4/14/27, Callable 3/14/27 @ 100(a) ................... 5,000 4,613
Berry Global, Inc., 4.88%, 7/15/26, Callable 12/8/23 @ 101.22(a) .................... 6,934 6,610
Celanese US Holdings LLC
1.40%, 8/5/26, Callable 7/5/26 @ 100 .................................... 2,000 1,742
6.17%, 7/15/27, Callable 6/15/27 @ 100 .................................. 2,000 1,952
FMC Corp., 5.15%, 5/18/26, Callable 4/18/26 @ 100 ............................. 2,000 1,930
Freeport-McMoRan, Inc., 4.38%, 8/1/28, Callable 12/8/23 @ 102.19 .................. 14,000 12,702
Nucor Corp., 3.95%, 5/23/25 ............................................... 2,000 1,942
Steel Dynamics, Inc., 5.00%, 12/15/26, Callable 12/8/23 @ 101.67 ................... 1,000 970
32,461
Real Estate (4.4%):
Boston Properties LP, 6.75%, 12/1/27, Callable 11/1/27 @ 100 ...................... 3,500 3,442
CBRE Services, Inc., 4.88%, 3/1/26, Callable 12/1/25 @ 100 ........................ 2,000 1,934
Federal Realty OP LP, 5.38%, 5/1/28, Callable 4/1/28 @ 100 ........................ 2,000 1,926
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/1/25, Callable 3/1/25 @ 100 ........... 857 836
Highwoods Realty LP
4.13%, 3/15/28, Callable 12/15/27 @ 100 ................................. 1,850 1,593
4.20%, 4/15/29, Callable 1/15/29 @ 100 .................................. 7,534 6,324

Victory Portfolios III
Victory Short-Term Bond Fund
19
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Kilroy Realty LP
4.38%, 10/1/25, Callable 7/1/25 @ 100 ................................... $ 3,533 $ 3,373
4.75%, 12/15/28, Callable 9/15/28 @ 100 ................................. 503 442
Kimco Realty OP LLC, 3.80%, 4/1/27, Callable 1/1/27 @ 100 ....................... 2,699 2,481
Kite Realty Group LP, 4.00%, 10/1/26, Callable 7/1/26 @ 100 ....................... 2,825 2,573
Kite Realty Group Trust, 4.00%, 3/15/25, Callable 12/15/24 @ 100 ................... 5,000 4,779
LXP Industrial Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100 ....................... 4,000 3,921
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27, Callable 12/8/23 @
101.67 ........................................................... 18,901 14,642
Nationwide Health Properties, Inc., 6.90%, 10/1/37, (Put Date 10/1/27), MTN(k) ......... 2,950 2,862
Newmark Group, Inc., 6.13%, 11/15/23 ....................................... 14,000 13,970
Physicians Realty LP
4.30%, 3/15/27, Callable 12/15/26 @ 100 ................................. 1,700 1,580
3.95%, 1/15/28, Callable 10/15/27 @ 100 ................................. 2,531 2,272
2.63%, 11/1/31, Callable 8/1/31 @ 100 ................................... 1,306 961
Realty Income Corp., 5.05%, 1/13/26, Callable 1/13/24 @ 100 ...................... 2,000 1,963
Retail Opportunity Investments Partnership LP
5.00%, 12/15/23, Callable 12/8/23 @ 100 ................................. 2,200 2,196
4.00%, 12/15/24, Callable 9/15/24 @ 100 ................................. 2,500 2,423
6.75%, 10/15/28, Callable 9/15/28 @ 100 ................................. 3,000 2,913
SBA Tower Trust
2.84%, 1/15/25, Callable 1/15/24 @ 100(a) ................................ 9,423 8,997
1.88%, 1/15/26, Callable 1/15/25 @ 100(a) ................................ 3,500 3,173
6.60%, 1/15/28, Callable 1/15/27 @ 100(a) ................................ 842 840
SITE Centers Corp., 3.63%, 2/1/25, Callable 11/1/24 @ 100 ........................ 2,250 2,164
UDR, Inc.
2.95%, 9/1/26, Callable 6/1/26 @ 100, MTN ............................... 1,580 1,459
3.50%, 7/1/27, Callable 4/1/27 @ 100, MTN ............................... 3,000 2,749
VICI Properties LP/VICI Note Co., Inc., 3.50%, 2/15/25, Callable 12/8/23 @ 100.88(a) .... 4,136 3,956
102,744
Utilities (1.3%):
Black Hills Corp., 5.95%, 3/15/28, Callable 2/15/28 @ 100 ......................... 3,000 2,968
DTE Energy Co., 4.88%, 6/1/28, Callable 5/1/28 @ 100 ........................... 2,000 1,904
Florida Power & Light Co.
5.05%, 4/1/28, Callable 3/1/28 @ 100 .................................... 3,000 2,936
4.40%, 5/15/28, Callable 3/15/28 @ 100 .................................. 2,800 2,665
National Fuel Gas Co.
5.50%, 1/15/26, Callable 12/15/25 @ 100 ................................. 5,000 4,902
5.50%, 10/1/26 .................................................... 2,750 2,692
The NHP Foundation, 5.85%, 12/1/28, Callable 6/1/28 @ 100 ....................... 3,000 3,042
Vistra Operations Co. LLC, 3.55%, 7/15/24, Callable 6/15/24 @ 100(a) ................ 8,675 8,460
29,569
Total Corporate Bonds (Cost $920,435)
a
a
a
866,561
Yankee Dollars (6.6%)
Consumer Discretionary (0.1%):
Borgwarner Jersey Ltd., 5.00%, 10/1/25(a) ..................................... 2,087 2,021
Consumer Staples (0.0%):(f)
Imperial Brands Finance PLC, 4.25%, 7/21/25, Callable 4/21/25 @ 100(a) .............. 1,075 1,038
Energy (1.0%):
Enbridge, Inc., 5.75% (H15T5Y+531bps), 7/15/80, Callable 4/15/30 @ 100(b) ........... 4,400 3,665
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/27(a) ............................. 1,617 1,484
Harbour Energy PLC, 5.50%, 10/15/26, Callable 12/8/23 @ 102.75(a) ................. 5,396 5,024
Petroleos Mexicanos, 8.63%, 12/1/23 ......................................... 1,500 1,496
TransCanada PipeLines Ltd., 6.20%, 3/9/26, Callable 3/9/24 @ 100 ................... 2,000 1,996

Victory Portfolios III
Victory Short-Term Bond Fund
20
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Var Energi ASA
5.00%, 5/18/27, Callable 4/18/27 @ 100(a) ................................ $ 3,000 $ 2,821
7.50%, 1/15/28, Callable 12/15/27 @ 100(a) ............................... 7,333 7,474
23,960
Financials (3.1%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.15%, 2/15/24, Callable 1/15/24
@ 100 ........................................................... 5,000 4,947
Avolon Holdings Funding Ltd., 2.88%, 2/15/25, Callable 1/15/25 @ 100(a) ............. 10,000 9,455
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 7.53%
(H15T5Y+300bps), 10/1/28(a)(b)(g) ..................................... 7,630 7,606
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander,
7.53% (H15T5Y+300bps), 10/1/28(b) .................................... 4,199 4,186
Barclays PLC
7.33% (H15T1Y+305bps), 11/2/26, Callable 11/2/25 @ 100(b) .................. 2,000 2,023
6.49% (SOFR+222bps), 9/13/29, Callable 9/13/28 @ 100(b) .................... 3,000 2,926
BAT International Finance PLC
1.67%, 3/25/26, Callable 2/25/26 @ 100 .................................. 2,000 1,801
4.45%, 3/16/28, Callable 2/16/28 @ 100 .................................. 4,000 3,684
5.93%, 2/2/29, Callable 1/2/29 @ 100 .................................... 2,000 1,945
Beazley Insurance DAC
5.88%, 11/4/26 ..................................................... 900 860
5.50%, 9/10/29 .................................................... 2,849 2,493
BP Capital Markets PLC, 4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100(b)(h) ........ 7,000 6,649
Element Fleet Management Corp., 1.60%, 4/6/24, Callable 3/6/24 @ 100(a) ............. 3,750 3,672
Lloyds Banking Group PLC
4.58%, 12/10/25 .................................................... 1,000 951
5.99% (H15T1Y+148bps), 8/7/27, Callable 8/7/26 @ 100(b) .................... 2,000 1,970
Nationwide Building Society, 4.00%, 9/14/26(a) ................................. 2,000 1,855
NatWest Group PLC
5.13%, 5/28/24 .................................................... 1,091 1,080
7.47% (H15T1Y+285bps), 11/10/26, Callable 11/10/25 @ 100(b) ................ 1,500 1,526
Phoenix Group Holdings PLC, 4.75% (H15T5Y+428bps), 9/4/31, Callable 6/4/26 @ 100(b) . 4,000 3,631
Santander UK Group Holdings PLC, 6.53% (SOFR+260bps), 1/10/29, Callable 1/10/28 @
100(b) ........................................................... 4,000 3,913
Standard Chartered PLC
6.19% (H15T1Y+185bps), 7/6/27, Callable 7/6/26 @ 100(a)(b) .................. 2,000 1,975
6.30% (H15T1Y+245bps), 1/9/29, Callable 1/9/28 @ 100(a)(b) .................. 2,000 1,958
71,106
Industrials (1.0%):
Air Canada Pass Through Trust
5.00%, 12/15/23(a) .................................................. 693 689
4.13%, 5/15/25(a) .................................................. 13,097 12,327
Avolon Holdings Funding Ltd., 3.95%, 7/1/24, Callable 6/1/24 @ 100(a) ............... 5,000 4,902
The Weir Group PLC, 2.20%, 5/13/26, Callable 4/13/26 @ 100(a) .................... 5,000 4,491
22,409
Information Technology (0.2%):
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a) ........................ 3,677 3,664
Materials (1.0%):
Alcoa Nederland Holding BV, 5.50%, 12/15/27, Callable 12/8/23 @ 102.75(a) ........... 4,333 4,110
Braskem Netherlands Finance BV, 4.50%, 1/10/28, Callable 10/10/27 @ 100(a) .......... 5,000 4,221
Endeavour Mining PLC, 5.00%, 10/14/26, Callable 12/8/23 @ 102.5(a) ................ 1,500 1,318
OCI NV, 4.63%, 10/15/25, Callable 12/8/23 @ 101.16(a) .......................... 6,540 6,223
Syngenta Finance NV, 4.89%, 4/24/25, Callable 2/24/25 @ 100(a) .................... 5,839 5,700
West Fraser Timber Co. Ltd., 4.35%, 10/15/24, Callable 7/15/24 @ 100(a) .............. 2,000 1,952
23,524

Victory Portfolios III
Victory Short-Term Bond Fund
21
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Real Estate (0.2%):
Ontario Teachers' Cadillac Fairview Properties Trust, 3.88%, 3/20/27, Callable 12/20/26 @
100(a) ........................................................... $ 4,390 $ 4,018
Total Yankee Dollars (Cost $156,187)
a
a
a
151,740
Municipal Bonds (4.1%)
Alabama (0.2%):
Black Belt Energy Gas District Revenue, Series D-2, 6.00%, 2/1/29, Continuously Callable
@100 ........................................................... 2,000 1,940
The Water Works Board of the City of Birmingham Revenue
2.20%, 1/1/24 ..................................................... 1,000 994
2.36%, 1/1/25 ..................................................... 2,000 1,928
4,862
Arizona (0.2%):
Arizona Board of Regents Certificate of Participation, 0.77%, 6/1/24 .................. 1,500 1,457
City of Tempe AZ Certificate of Participation, 0.62%, 7/1/24 ........................ 2,500 2,416
3,873
California (0.3%):
California Statewide Communities Development Authority Revenue
1.03%, 4/1/24 ..................................................... 1,250 1,222
1.31%, 4/1/25 ..................................................... 915 851
2.15%, 11/15/30, Continuously Callable @100 .............................. 4,295 3,410
California Statewide Communities Development Authority Revenue (NBGA - California
Health Insurance Construction Loan Insurance Program), 2.05%, 8/1/30 ............ 2,215 1,927
7,410
Colorado (0.2%):
City of Loveland Electric & Communications Enterprise Revenue, 2.97%, 12/1/24 ........ 2,280 2,211
Colorado Health Facilities Authority Revenue
Series B, 2.40%, 11/1/23 .............................................. 1,250 1,250
Series B, 2.50%, 11/1/24 .............................................. 1,250 1,209
Series B, 2.80%, 12/1/26 ............................................. 590 545
5,215
Florida (0.3%):
Hillsborough County IDA Revenue
2.01%, 8/1/24 ..................................................... 5,000 4,842
2.16%, 8/1/25 ..................................................... 2,910 2,717
7,559
Georgia (0.2%):
Athens Housing Authority Revenue
2.13%, 12/1/24 .................................................... 1,850 1,782
2.32%, 12/1/25 .................................................... 3,215 3,018
4,800
Illinois (0.3%):
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series B, 1.84%, 12/1/23 ..... 1,500 1,495
State of Illinois Sales Tax Revenue
Series B, 0.94%, 6/15/24 ............................................. 3,500 3,391
Series B, 1.25%, 6/15/25 ............................................. 2,500 2,320
7,206
Indiana (0.2%):
Indiana Finance Authority Revenue
2.66%, 3/1/25 ..................................................... 1,675 1,606
2.76%, 3/1/26 ..................................................... 1,850 1,729
Series B, 1.99%, 11/15/24 ............................................. 350 335
Series B, 2.45%, 11/15/25 ............................................. 360 335
Lake Central Multi-District School Building Corp. Revenue, 0.85%, 1/15/24 ............ 1,275 1,263
5,268
Maryland (0.5%):
Maryland Health & Higher Educational Facilities Authority Revenue
1.23%, 1/1/24 ..................................................... 5,185 5,137
1.81%, 1/1/25 ..................................................... 2,780 2,626
1.89%, 1/1/26 ..................................................... 4,135 3,743
11,506

Victory Portfolios III
Victory Short-Term Bond Fund
22
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Michigan (0.2%):
Michigan Finance Authority Revenue
2.21%, 12/1/23 .................................................... $ 1,565 $ 1,560
2.31%, 12/1/24 .................................................... 895 861
Series A-1, 2.33%, 6/1/30 ............................................. 1,256 1,227
3,648
New Jersey (0.5%):
City of Orange Township, GO, Series B, 5.50%, 3/22/24 ........................... 3,555 3,547
Franklin Township Board of Education/Somerset County, GO, 0.65%, 2/1/24 ............ 655 647
North Hudson Sewerage Authority Revenue
2.43%, 6/1/24 ..................................................... 1,200 1,176
2.59%, 6/1/25 ..................................................... 1,000 951
South Jersey Transportation Authority Revenue
Series B, 2.10%, 11/1/24 .............................................. 1,750 1,684
Series B, 2.20%, 11/1/25 .............................................. 3,515 3,279
11,284
New York (0.1%):
Buffalo & Erie County Industrial Land Development Corp. Revenue, Series B, 3.35%, 11/1/25 940 899
New York State Thruway Authority Revenue, Series M, 2.26%, 1/1/25 ................. 1,000 963
1,862
Oregon (0.1%):
Medford Hospital Facilities Authority Revenue, Series B, 1.83%, 8/15/24 ............... 1,700 1,644
Pennsylvania (0.5%):
County of Bucks PA, GO, 0.98%, 6/1/24 ...................................... 2,025 1,969
Montgomery County IDA Revenue
Series D, 2.45%, 11/15/23 ............................................. 1,250 1,248
Series D, 2.60%, 11/15/24 ............................................. 4,050 3,919
Scranton School District, GO
Series A, 3.15%, 6/15/34, (Put Date 6/15/24)(k) ............................. 2,805 2,759
Series B, 3.15%, 6/15/34, (Put Date 6/15/24)(k) ............................. 1,415 1,392
11,287
South Dakota (0.0%):(f)
South Dakota Health & Educational Facilities Authority Revenue, Series B, 2.38%, 7/1/24 .. 1,350 1,317
Texas (0.2%):
Central Texas Regional Mobility Authority Revenue
Series C, 1.45%, 1/1/25 .............................................. 400 381
Series D, 1.65%, 1/1/24 .............................................. 500 496
Series D, 1.80%, 1/1/25 .............................................. 750 717
Dallas/Fort Worth International Airport Revenue
Series C, 1.04%, 11/1/23 .............................................. 500 500
Series C, 1.23%, 11/1/24 .............................................. 750 718
San Antonio Education Facilities Corp. Revenue
1.74%, 4/1/25 ..................................................... 505 471
1.99%, 4/1/26 ..................................................... 860 772
2.19%, 4/1/27 ..................................................... 525 455
4,510
Wisconsin (0.1%):
Public Finance Authority Revenue
Series S, 1.14%, 2/1/24 ............................................... 1,445 1,415
Series S, 1.48%, 2/1/25 ............................................... 820 744
2,159
Total Municipal Bonds (Cost $100,103)
a
a
a
95,410
U.S. Government Agency Mortgages (0.9%)
Federal Home Loan Mortgage Corporation
4.19% (RFUCCT1Y+163bps), 4/1/35(b) .................................. 95 93
5.50%, 10/1/38 .................................................... 2,000 1,962
Series 5270, Class AB, 5.50%, 1/25/49 ................................... 2,934 2,819
4,874
Federal National Mortgage Association
4.50%, 2/1/24 ..................................................... —(e) –(e)

Victory Portfolios III
Victory Short-Term Bond Fund
23
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
5.00%, 2/1/24 ..................................................... $ 1 $ 1
5.50%, 6/1/24 ..................................................... 1 1
2.50%, 4/1/27 - 8/1/27 ............................................... 4,146 3,954
Series 2012-104, Class HC, 1.25%, 9/25/27 ................................ 449 425
Series 2022-88, Class BA, 5.50%, 7/25/47 ................................. 1,771 1,716
6,097
Farm Credit Bank of Texas
5.70% (H15T5Y+542bps)(a)(b)(h) ...................................... 4,000 3,740
Government National Mortgage Association
Series 2023-107, Class PA, 5.50%, 1/20/46 ................................ 1,982 1,933
Series 2023-128, Class KA, 6.00%, 6/20/47 ................................ 1,981 1,972
Series 2023-131, Class P, 5.50%, 6/20/48 ................................. 1,997 1,956
5,861
Total U.S. Government Agency Mortgages (Cost $21,024)
a
a
a
20,572
U.S. Treasury Obligations (7.4%)
U.S. Treasury Notes
0.50%, 11/30/23 .................................................... 1,000 996
2.50%, 5/31/24 .................................................... 3,000 2,949
0.38%, 7/15/24 .................................................... 5,000 4,825
3.00%, 7/31/24 .................................................... 10,000 9,818
0.38%, 8/15/24 .................................................... 15,000 14,412
4.50%, 11/30/24 .................................................... 8,000 7,920
3.00%, 7/15/25 .................................................... 5,000 4,824
4.25%, 10/15/25 .................................................... 6,000 5,906
3.88%, 1/15/26 .................................................... 7,000 6,834
4.63%, 9/15/26 .................................................... 7,000 6,948
0.50%, 8/31/27 .................................................... 35,000 29,703
4.00%, 6/30/28 .................................................... 26,000 25,098
1.63%, 8/15/29 .................................................... 33,000 27,671
4.13%, 8/31/30 .................................................... 24,000 22,894
Total U.S. Treasury Obligations (Cost $173,332)
a
a
a
170,798
Commercial Paper (2.2%)
Consumer Discretionary (0.6%):
AutoNation, Inc.
5.91%, 11/2/23(a)(l) ................................................. 10,000 9,997
5.96%, 11/14/23(a)(l) ................................................ 2,500 2,494
12,491
Energy (0.3%):
Ovintiv, Inc., 6.15%, 11/20/23(l) ............................................ 2,000 1,993
Plains All American Pipeline LP, 5.66%, 11/3/23(a)(l) ............................. 5,800 5,798
7,791
Industrials (0.4%):
Global Payments, Inc.
5.91%, 11/1/23(l) ................................................... 3,000 3,000
5.91%, 11/6/23(l) ................................................... 7,000 6,993
9,993
Information Technology (0.7%):
Jabil, Inc.
6.08%, 11/1/23(a)(l) ................................................. 8,900 8,898

Victory Portfolios III
Victory Short-Term Bond Fund
24
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
6.08%, 11/2/23(a)(l) ................................................. $ 6,000 $ 5,998
14,896
Real Estate (0.2%):
Crown Castle, Inc., 5.91%, 11/7/23(a)(l) ...................................... 5,000 4,995
Total Commercial Paper (Cost $50,173)
a
a
a
50,166
Shares
Collateral for Securities Loaned (0.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.26%(m) ....... 5,015,039 5,015
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.29%(m) ........... 5,015,039 5,015
Invesco Government & Agency Portfolio, Institutional Shares, 5.28%(m) ............... 5,015,039 5,015
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.25%(m) 5,015,039 5,015
Total Collateral for Securities Loaned (Cost $20,060)
a
a
a
20,060
Total Investments (Cost $2,424,511) — 100.5% 2,319,400
Liabilities in excess of other assets — (0.5)% (11,411)
NET ASSETS - 100.00% $ 2,307,989
At October 31, 2023, the Fund's investments in foreign securities were 8.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of October 31, 2023, the fair value of these securities was
$1,199,756 (thousands) and amounted to 52.0% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of October 31, 2023.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at October 31, 2023.
(d) Security is interest only.
(e) Rounds to less than $1 thousand.
(f) Amount represents less than 0.05% of net assets.
(g) All or a portion of this security is on loan.
(h) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(i) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(j) Currently the issuer is in default with respect to interest and/or principal payments.
(k) Put Bond.
(l) Rate represents the effective yield at October 31, 2023.
(m) Rate disclosed is the daily yield on October 31, 2023.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of October 31, 2023.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of October 31, 2023.
H15T7Y
—
7 Year Treasury Constant Maturity Rate, rate disclosed as of October 31, 2023.
IDA
—
Industrial Development Authority
LIBOR
—
London Interbank Offered Rate
LIBOR01M
—
1 Month US Dollar LIBOR, rate disclosed as of October 31, 2023, based on the last reset date of the security.
LIBOR03M
—
3 Month US Dollar LIBOR, rate disclosed as of October 31, 2023, based on the last reset date of the security.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of  October 31, 2023.

Victory Portfolios III
Victory Short-Term Bond Fund
25
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
SOFR01M
—
1 Month SOFR, rate disclosed as of October 31, 2023.
SOFR03M
—
3 Month SOFR, rate disclosed as of October 31, 2023.
SOFR90A
—
90 day average of SOFR, rate disclosed as of October 31, 2023.
TSFR1M
—
1 month Term SOFR, rate disclosed as of October 31, 2023.
TSFR3M
—
3 month Term SOFR, rate disclosed as of October 31, 2023.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of October 31, 2023.
Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
LOC—Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Statement of Assets and Liabilities
October 31, 2023
26
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Short-Term
Bond Fund
Assets:
Investments, at value (Cost $2,424,511) $ 2,319,400 (a)
Cash 5,663
Deposit with broker for futures contracts 1,816
Receivables:
Interest and dividends 16,928
Capital shares issued 1,536
From Adviser 17
Prepaid expenses 33
Total Assets 2,345,393
Liabilities:
Payables:
Collateral received on loaned securities 20,060
Distributions 198
Investments purchased 12,296
Capital shares redeemed 3,752
Accrued expenses and other payables:
Investment advisory fees 510
Administration fees 225
Custodian fees 21
Transfer agent fees 230
Compliance fees 2
Trustees' fees — (b)
12b-1 fees 2
Other accrued expenses 108
Total Liabilities 37,404
Commitments and contingencies (Note 5 )
Net Assets:
Capital 2,441,201
Total accumulated earnings/(loss) (133,212)
Net Assets $ 2,307,989
Net Assets
Fund Shares $ 782,358
Institutional Shares 1,336,314
Class A 14,104
Class R6 175,213
Total $ 2,307,989
Shares (unlimited number of shares authorized with no par value):
Fund Shares 89,848
Institutional Shares 153,569
Class A 1,620
Class R6 20,111
Total 265,148
Net asset value, offering and redemption price per share:(c)
Fund Shares $ 8 .71
Institutional Shares 8 .70
Class A 8 .71
Class R6 8 .71
Maximum Sales Charge — Class A 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 8 .91
(a) Includes $19,452 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended October 31, 2023
27
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Short-
Term Bond Fund
Investment Income:
Dividends $ 394
Interest 51,543
Securities lending (net of fees) 44
Total Income 51,981
Expenses:
Investment advisory fees 3,126
Administration fees — Fund Shares 628
Administration fees — Institutional Shares 687
Administration fees — Class A 11
Administration fees — Class R6 45
Sub-Administration fees 15
12b-1 fees — Class A 18
Custodian fees 63
Transfer agent fees — Fund Shares 595
Transfer agent fees — Institutional Shares 687
Transfer agent fees — Class A 7
Transfer agent fees — Class R6 9
Trustees' fees 24
Compliance fees 11
Legal and audit fees 44
State registration and filing fees 112
Other expenses 167
Total Expenses 6,249
Expenses waived/reimbursed by Adviser (43)
Net Expenses 6,206
Net Investment Income (Loss) 45,775
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions (7,184)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations (10,523)
Net realized/unrealized gains (losses) on investments (17,707)
Change in net assets resulting from operations $ 28,068

28
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Short-Term Bond Fund
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 45,775 $ 53,457 $ 57,408
Net realized gains (losses) (7,184) (10,980) 2,068
Net change in unrealized appreciation/depreciation (10,523) (2,650) (149,177)
Change in net assets resulting from operations 28,068 39,827 (89,701)
Distributions to Shareholders:
Fund Shares (15,654) (19,836) (25,749)
Institutional Shares (26,349) (32,213) (49,351)
Class A (262) (304) (355)
Class R6 (3,585) (3,702) (1,535)
Change in net assets resulting from distributions to shareholders (45,850) (56,055) (76,990)
Change in net assets resulting from capital transactions (76,512) (316,871) (161,391)
Change in net assets (94,294) (333,099) (328,082)
Net Assets:
Beginning of period 2,402,283 2,735,382 3,063,464
End of period $ 2,307,989 $ 2,402,283 $ 2,735,382
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.

29
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Short-Term Bond Fund
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 94,669 $ 123,726 $ 199,454
Distributions reinvested 15,253 19,386 25,206
Cost of shares redeemed (150,026) (236,422) (254,707)
Total Fund Shares $ (40,104) $ (93,310) $ (30,047)
Institutional Shares
Proceeds from shares issued $ 169,758 $ 471,969 $ 585,031
Distributions reinvested 25,478 31,171 48,501
Cost of shares redeemed (226,207) (796,926) (867,535)
Total Institutional Shares $ (30,971) $ (293,786) $ (234,003)
Class A
Proceeds from shares issued $ 2,863 $ 4,731 $ 9,789
Distributions reinvested 248 283 324
Cost of shares redeemed (3,869) (5,433) (5,790)
Total Class A $ (758) $ (419) $ 4,323
Class R6
Proceeds from shares issued $ 43,575 $ 125,288 $ 128,820
Distributions reinvested 3,581 3,702 1,535
Cost of shares redeemed (51,835) (58,346) (32,019)
Total Class R6 $ (4,679) $ 70,644 $ 98,336
Change in net assets resulting from capital transactions $ (76,512) $ (316,871) $ (161,391)
Share Transactions:
Fund Shares
Issued 10,829 14,160 21,926
Reinvested 1,745 2,219 2,769
Redeemed (17,181) (27,036) (28,109)
Total Fund Shares (4,607) (10,657) (3,414)
Institutional Shares
Issued 19,428 54,022 63,496
Reinvested 2,917 3,571 5,329
Redeemed (25,881) (91,123) (94,288)
Total Institutional Shares (3,536) (33,530) (25,463)
Class A
Issued 328 541 1,078
Reinvested 28 32 36
Redeemed (443) (621) (645)
Total Class A (87) (48) 469
Class R6
Issued 4,982 14,319 14,258
Reinvested 410 423 171
Redeemed (5,923) (6,669) (3,581)
Total Class R6 (531) 8,073 10,848
Change in Shares (8,761) (36,162) (17,560)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
30
See notes to financial statements.
Victory Short-Term Bond Fund
Fund Shares
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $8.77 $8.82 $9.35 $9.29 $9.21 $9.06
Investment Activities:
Net investment income (loss) 0.16(b) 0.19(b) 0.17(b) 0.23(b) 0.26(b) 0.24
Net realized and unrealized gains (losses) (0.05) (0.04) (0.46) 0.10 0.08 0.15
Total from Investment Activities 0.11 0.15 (0.29) 0.33 0.34 0.39
Distributions to Shareholders from:
Net investment income (0.17) (0.20) (0.19) (0.23) (0.26) (0.24)
Net realized gains — — (0.05) (0.04) —(c) —(c)
Total Distributions (0.17) (0.20) (0.24) (0.27) (0.26) (0.24)
Net Asset Value, End of Period $8.71 $8.77 $8.82 $9.35 $9.29 $9.21
Total Return(d)(e) 1.21% 1.70% (3.18)% 3.60% 3.79% 4.43%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.59% 0.59% 0.56% 0.54% 0.52% 0.57%
Net Investment Income (Loss)(f) 3.75% 2.86% 1.92% 2.44% 2.82% 2.68%
Gross Expenses(f)(i) 0.59% 0.59% 0.56% 0.54% 0.52% 0.57%
Supplemental Data:
Net Assets at end of period (000's) $782,358 $828,710 $927,583 $1,015,085 $1,040,688 $1,167,973
Portfolio Turnover(d)(j) 26% 32% 49% 62% 66% 48%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

31
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Short-Term Bond Fund
Institutional Shares
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $8.77 $8.82 $9.35 $9.29 $9.20 $9.06
Investment Activities:
Net investment income (loss) 0.17(b) 0.19(b) 0.18(b) 0.23(b) 0.27(b) 0.25
Net realized and unrealized gains (losses) (0.07) (0.04) (0.46) 0.11 0.09 0.14
Total from Investment Activities 0.10 0.15 (0.28) 0.34 0.36 0.39
Distributions to Shareholders from:
Net investment income (0.17) (0.20) (0.20) (0.24) (0.27) (0.25)
Net realized gains — — (0.05) (0.04) —(c) —(c)
Total Distributions (0.17) (0.20) (0.25) (0.28) (0.27) (0.25)
Net Asset Value, End of Period $8.70 $8.77 $8.82 $9.35 $9.29 $9.20
Total Return(d)(e) 1.14% 1.77% (3.09)% 3.68% 4.01% 4.42%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.50% 0.50% 0.48% 0.46% 0.42% 0.47%
Net Investment Income (Loss)(f) 3.84% 2.95% 2.00% 2.51% 2.92% 2.78%
Gross Expenses(f)(i) 0.50% 0.50% 0.48% 0.46% 0.42% 0.47%
Supplemental Data:
Net Assets at end of period (000's) $1,336,314 $1,377,404 $1,681,332 $2,020,237 $1,777,916 $1,822,756
Portfolio Turnover(d)(j) 26% 32% 49% 62% 66% 48%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
32
See notes to financial statements.
Victory Short-Term Bond Fund
Class A
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $8.77 $8.82 $9.35 $9.29 $9.21 $9.06
Investment Activities:
Net investment income (loss) 0.16(b) 0.18(b) 0.16(b) 0.21(b) 0.24(b) 0.22
Net realized and unrealized gains (losses) (0.06) (0.04) (0.47) 0.10 0.08 0.15
Total from Investment Activities 0.10 0.14 (0.31) 0.31 0.32 0.37
Distributions to Shareholders from:
Net investment income (0.16) (0.19) (0.17) (0.21) (0.24) (0.22)
Net realized gains — — (0.05) (0.04) —(c) —(c)
Total Distributions (0.16) (0.19) (0.22) (0.25) (0.24) (0.22)
Net Asset Value, End of Period $8.71 $8.77 $8.82 $9.35 $9.29 $9.21
Total Return (excludes sales charge)(d)(e) 1.11% 1.56% (3.37)% 3.38% 3.58% 4.17%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.78% 0.77% 0.76% 0.74% 0.73% 0.82%
Net Investment Income (Loss)(f) 3.56% 2.69% 1.73% 2.24% 2.61% 2.43%
Gross Expenses(f)(i) 0.92% 0.90% 0.89% 1.03% 0.74% 0.82%
Supplemental Data:
Net Assets at end of period (000's) $14,104 $14,974 $15,489 $12,031 $11,236 $15,222
Portfolio Turnover(d)(j) 26% 32% 49% 62% 66% 48%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

33
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Short-Term Bond Fund
Class R6
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $8.78 $8.83 $9.36 $9.30 $9.21 $9.07
Investment Activities:
Net investment income (loss) 0.18(b) 0.21(b) 0.20(b) 0.23(b) 0.27(b) 0.26
Net realized and unrealized gains (losses) (0.07) (0.05) (0.47) 0.11 0.09 0.14
Total from Investment Activities 0.11 0.16 (0.27) 0.34 0.36 0.40
Distributions to Shareholders from:
Net investment income (0.18) (0.21) (0.21) (0.24) (0.27) (0.26)
Net realized gains — — (0.05) (0.04) —(c) —(c)
Total Distributions (0.18) (0.21) (0.26) (0.28) (0.27) (0.26)
Net Asset Value, End of Period $8.71 $8.78 $8.83 $9.36 $9.30 $9.21
Total Return(d)(e) 1.22% 1.89% (2.98)% 3.71% 4.04% 4.50%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.33% 0.34% 0.36% 0.42% 0.39% 0.39%
Net Investment Income (Loss)(f) 3.99% 3.18% 2.20% 2.50% 2.96% 2.86%
Gross Expenses(f)(i) 0.33% 0.34% 0.36% 0.49% 0.45% 0.71%
Supplemental Data:
Net Assets at end of period (000's) $175,213 $181,195 $110,978 $16,111 $7,950 $5,456
Portfolio Turnover(d)(j) 26% 32% 49% 62% 66% 48%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
October 31, 2023
Victory Portfolios III
34
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the "Fund"):
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the
Board.
Portfolio securities listed or traded on securities exchanges, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Short-Term Bond Fund Short-Term Bond Fund Fund Shares, Institutional Shares,
Class A, and Class R6

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
35
(Unaudited)
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of October 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of October 31, 2023, there were no transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place.  If the Fund owns delayed-
delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage
Level 1 Level 2 Level 3 Total
Short-Term Bond Fund
Asset-Backed Securities ......................................... $ — $ 787,137 $ — $ 787,137
Collateralized Loan Obligations ................................... — 17,311 — 17,311
Collateralized Mortgage Obligations ................................ — 130,683 — 130,683
Preferred Stocks ............................................... 5,734 — — 5,734
Senior Secured Loans ........................................... — 3,228 — 3,228
Corporate Bonds .............................................. — 866,561 — 866,561
Yankee Dollars ............................................... — 151,740 — 151,740
Municipal Bonds .............................................. — 95,410 — 95,410
U.S. Government Agency Mortgages ................................ — 20,572 — 20,572
U.S. Treasury Obligations ........................................ — 170,798 — 170,798
Commercial Paper ............................................. — 50,166 — 50,166
Collateral for Securities Loaned ................................... 20,060 — — 20,060
Total ....................................................... $ 25,794 $ 2,293,606 $ — $ 2,319,400

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
36
(Unaudited)
Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the
Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie
Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Leveraged Loans:
The Fund may invest in leveraged loans, a type of bank loan. Leveraged loans are adjustable-rate bank loans made to companies rated below investment grade. The interest rates on leveraged loans are reset periodically based upon the fluctuations of a base interest rate such as the
Secured Overnight Financing Rate (“SOFR”) and a “spread” above that base interest rate that represents a risk premium to the lending banks and/or other participating investors. Many bank loans bear an adjustable rate of interest; however, leveraged loans provide for a greater “spread”
over the base interest rate than other bank loans because they are considered to represent a greater credit risk. Because they are perceived to represent a greater credit risk, leveraged loans possess certain attributes that are similar to high-yield securities. However, because they are often secured by collateral of the borrower, leveraged loans possess certain attributes that are similar to other bank loans.
Below-Investment-Grade Securities:
The Fund may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts.
The Fund did not hold futures contracts as of October 31, 2023.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.
The Fund may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statement of Operations.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
37
(Unaudited)
the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of October 31, 2023.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the six months ended October 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended October 31, 2023, were as follows (amounts in thousands):
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Short-Term Bond Fund ............................................. $ 19,452 $ — $ 20,060
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Short-Term Bond Fund ............................................ $ 502,888 $ 573,101 $ 125,881 $ 6,100

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
38
(Unaudited)
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds, including funds offered by VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’
annual and semi-annual reports may be viewed at vcm.com. As of October 31, 2023, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.20% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the six months ended October 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Short Investment Grade Debt Funds Index. The Lipper Short Investment Grade Debt Funds Index tracks the total return performance of the largest funds within the Lipper Short Investment Grade Debt Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class’ annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Short Investment Grade Debt Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended October 31, 2023, performance adjustments were:
Affiliated Victory Portfolios III Funds
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.1
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.8
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.1
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.0*
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.0*
*Amount is less than 0.05%
Over/Under
Performance
Relative to Index
Annual Adjustment
Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
Short-Term Bond Fund Fund Shares
Institutional
Shares Class A Class R6
in thousands $ 241 $ 455 $ 3 $ 23
as annual % rate 0.06% 0.07% 0.05% 0.03%

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
39
(Unaudited)
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
October 31, 2023, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, 0.15%, and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, Class A, and Class R6, respectively. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares, Class A, and Class R6 are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, 0.10%, and 0.01%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended
October 31, 2023, are reflected on the Statement of Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended October 31, 2023, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended October 31, 2023, the Distributor received $1 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
October 31, 2023, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the
Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of October 31, 2023, the expense limits (excluding voluntary waivers) were:
In effect until August 31, 2024
Fund Shares Institutional Shares Class A Class R6
Short-Term Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.53% 0.43% 0.73% 0.39%

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
40
(Unaudited)
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at October 31, 2023.
As of October 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands).
* Amount expires by July 31, 2024.
** Amount expires by July 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended October 31, 2023.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Debt Securities Risk  — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.
Interest Rate Risk  — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve (also known as the “Fed”)  regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Credit Risk — The fixed-income securities in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-
income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
LIBOR Discontinuation Risk — The terms of some floating rate loans and other instruments that were previously tied to the London Interbank
Offered Rate ("LIBOR"), which functioned as a reference rate or benchmark for these instruments but was discontinued as a floating rate benchmark have recently transitioned from, or continue to be tied to USD LIBOR synthetic rates that continue to be published until September
30, 2024. SOFR has largely been used as a new reference rate for new instruments. There is no assurance that proposed replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which
Expires
2024
*
Expires
2025
**
Expires
2026
Expires
2027 Total
Short-Term Bond Fund ..................................... $ 26 $ 19 $ 76 $ 43 $ 164

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
41
(Unaudited)
increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended October 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended October 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended October 31, 2023.
8. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month.  Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended April 30, 2023, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands).
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Short-Term
Amount
Long-Term
Amount Total
Short-Term Bond Fund .................................................. $ (5,444) $ (15,604) $ (21,048)

Supplemental Information
October 31, 2023
Victory Portfolios III
42
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2023, through October 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
5/1/23
Actual
Ending
Account
Value
10/31/23
Hypothetical
Ending
Account
Value
10/31/23
Actual
Expenses
Paid During
Period
5/1/23 - 10/31/23*
Hypothetical
Expenses
Paid During
Period
5/1/23 - 10/31/23*
Annualized
Expense Ratio
During Period
5/1/23 - 10/31/23
Short-Term Bond Fund
Fund Shares ............................ $ 1,000.00 $ 1,012.10 $ 1,022.17 $ 2.98 $ 3.00 0.59%
Institutional Shares ....................... 1,000.00 1,011.40 1,022.62 2.53 2.54 0.50%
Class A ............................... 1,000.00 1,011.10 1,021.22 3.94 3.96 0.78%
Class R6 .............................. 1,000.00 1,012.20 1,023.48 1.67 1.68 0.33%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Supplemental Information
October 31, 2023
Victory Portfolios III
43
(Unaudited)
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
October 31, 2023
Victory Portfolios III
44
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
October 31, 2023
Victory Portfolios III
45
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23426-1223

October 31, 2023
Semi Annual Report
Victory Small Cap Stock Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Investment Objective and Portfolio Holdings 2
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
13
Statement of Operations
14
Statements of Changes in Net Assets
15
Financial Highlights
17
Notes to Financial Statements 19
Supplemental Information
Proxy Voting and Portfolio Holdings Information
26
Expense Examples
26
Privacy Policy
27

2
Victory Portfolios III
Victory Small Cap Stock Fund
October 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks long-term growth of capital.
Top 10 Holdings*:
October 31, 2023
(% of Net Assets)
Top Sectors*:
October 31, 2023
(% of Net Assets)
Does not include futures contracts and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
UFP Industries, Inc.
1.0%
CorVel Corp.
0.8%
RBC Bearings, Inc.
0.8%
FormFactor , Inc.
0.7%
Integer Holdings Corp.
0.6%
Casella Waste Systems, Inc.
0.6%
Gibraltar Industries, Inc.
0.6%
Diodes, Inc.
0.6%
WillScot Mobile Mini Holdings Corp.
0.6%
EVERTEC, Inc.
0.6%
Industrials
18.4%
Health Care
17.0%
Financials
16.1%
Information Technology
15.0%
Consumer Discretionary
9.5%
Energy
7.8%
Real Estate
4.4%
Materials
4.0%
Consumer Staples
2.4%
Utilities
1.9%

Schedule of Portfolio Investments
October 31, 2023
Victory Portfolios III
Victory Small Cap Stock Fund
3
(Unaudited)
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Shares Value
Common Stocks (98.4%)
Communication Services (1.9%):
Cargurus, Inc.(a) ....................................................... 46,382 $ 799
Cian PLC, ADR(a)(b) .................................................... 914 —(c)
Cinemark Holdings, Inc.(a) ................................................ 70,297 1,159
Cogent Communications Holdings, Inc. ....................................... 42,977 2,793
IDT Corp., Class B(a) .................................................... 28,366 796
John Wiley & Sons, Inc., Class A ............................................ 40,017 1,211
Lions Gate Entertainment Corp., Class B(a) .................................... 100,000 746
Madison Square Garden Sports Corp.(a) ....................................... 8,820 1,483
Magnite, Inc.(a) ........................................................ 552,953 3,672
Shutterstock, Inc. ....................................................... 23,929 973
Thryv Holdings, Inc.(a) .................................................. 61,704 1,075
Ziff Davis, Inc.(a) ....................................................... 17,879 1,081
ZipRecruiter, Inc.(a) ..................................................... 44,966 479
16,267
Consumer Discretionary (9.5%):
Acushnet Holdings Corp. ................................................. 57,404 2,925
Adient PLC(a) ......................................................... 13,980 471
Asbury Automotive Group, Inc.(a) ........................................... 6,494 1,243
Beazer Homes USA, Inc.(a) ............................................... 23,867 577
Big 5 Sporting Goods Corp.(d) ............................................. 95,803 676
BJ's Restaurants, Inc.(a) .................................................. 129,479 3,330
Bloomin' Brands, Inc.(d) .................................................. 54,750 1,278
Boot Barn Holdings, Inc.(a) ............................................... 6,458 449
Bright Horizons Family Solutions, Inc.(a) ..................................... 12,507 926
Brunswick Corp. ....................................................... 41,425 2,878
Columbia Sportswear Co. ................................................. 13,870 1,024
Dillard's, Inc., Class A ................................................... 2,348 729
Etsy, Inc.(a) ........................................................... 6,752 421
First Watch Restaurant Group, Inc.(a) ........................................ 20,372 340
Foot Locker, Inc. ....................................................... 27,768 583
Fox Factory Holding Corp.(a) .............................................. 5,049 411
Frontdoor, Inc.(a) ....................................................... 42,095 1,218
Genius Sports Ltd.(a) .................................................... 192,802 941
Gentherm, Inc.(a) ....................................................... 77,650 3,123
G-III Apparel Group Ltd.(a) ............................................... 64,461 1,647
Group 1 Automotive, Inc. ................................................. 7,895 1,992
Hibbett, Inc. .......................................................... 22,149 1,020
Installed Building Products, Inc. ............................................ 13,617 1,521
Kontoor Brands, Inc.(d) .................................................. 58,811 2,732
Latham Group, Inc.(a) ................................................... 877,583 2,010
Life Time Group Holdings, Inc.(a) ........................................... 33,490 396
Light & Wonder, Inc.(a) .................................................. 34,249 2,504
MarineMax, Inc.(a) ..................................................... 31,157 853
Marriott Vacations Worldwide Corp. ......................................... 14,400 1,294
Modine Manufacturing Co.(a) .............................................. 57,572 2,274
Nordstrom, Inc. ........................................................ 101,842 1,424
Perdoceo Education Corp. ................................................. 74,484 1,347
Portillo's, Inc., Class A(a) ................................................. 155,711 2,328
PVH Corp. ........................................................... 15,200 1,130
RH(a) ............................................................... 712 155
Signet Jewelers Ltd. ..................................................... 18,253 1,275
Smith & Wesson Brands, Inc. .............................................. 92,014 1,355
Sonic Automotive, Inc., Class A ............................................ 24,763 1,185
Sonos, Inc.(a) ......................................................... 226,227 2,439
Steven Madden Ltd. ..................................................... 47,963 1,573
Stoneridge, Inc.(a) ...................................................... 14,722 240
Taylor Morrison Home Corp.(a) ............................................ 58,321 2,235
The Gap, Inc. .......................................................... 102,000 1,306
The Lovesac Co.(a) ..................................................... 18,898 311
The Wendy's Co. ....................................................... 107,430 2,043
Thor Industries, Inc. ..................................................... 32,276 2,838

Victory Portfolios III
Victory Small Cap Stock Fund
4
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
ThredUp, Inc., Class A(a) ................................................. 84,496 $ 272
Topgolf Callaway Brands Corp.(a) ........................................... 312,768 3,822
Tri Pointe Homes, Inc.(a) ................................................. 110,378 2,766
Under Armour, Inc., Class C(a) ............................................. 172,280 1,108
Upbound Group, Inc. .................................................... 29,928 780
Vista Outdoor, Inc.(a) .................................................... 46,385 1,165
Visteon Corp.(a) ........................................................ 12,885 1,483
W.W. International, Inc.(a) ................................................ 54,514 426
Winnebago Industries, Inc. ................................................ 22,575 1,308
YETI Holdings, Inc.(a) ................................................... 50,462 2,146
80,246
Consumer Staples (2.4%):
Central Garden & Pet Co., Class A(a) ........................................ 29,849 1,185
Edgewell Personal Care Co. ............................................... 27,600 963
Grocery Outlet Holding Corp.(a) ............................................ 37,508 1,038
Ingles Markets, Inc., Class A ............................................... 15,478 1,242
Nomad Foods Ltd.(a) .................................................... 136,090 1,881
Oddity Tech Ltd.(a)(d) ................................................... 10,416 266
Sprouts Farmers Market, Inc.(a) ............................................ 29,775 1,251
SunOpta, Inc.(a) ........................................................ 86,627 333
The Andersons, Inc. ..................................................... 30,043 1,506
The Chefs' Warehouse, Inc.(a) .............................................. 36,974 703
The Simply Good Foods Co.(a) ............................................. 31,000 1,156
The Vita Coco Co., Inc.(a) ................................................ 84,162 2,281
TreeHouse Foods, Inc.(a) ................................................. 25,000 1,042
U.S. Foods Holding Corp.(a) ............................................... 54,650 2,128
USANA Health Sciences, Inc.(a) ............................................ 18,695 851
Vector Group Ltd. ...................................................... 138,107 1,420
WD-40 Co. ........................................................... 5,236 1,107
20,353
Energy (7.8%):
Atlas Energy Solutions, Inc. ............................................... 88,800 1,617
Cactus, Inc., Class A ..................................................... 57,434 2,696
California Resources Corp. ................................................ 58,244 3,063
Chord Energy Corp. ..................................................... 12,565 2,077
Civitas Resources, Inc. ................................................... 53,210 4,014
CONSOL Energy, Inc. ................................................... 18,543 1,704
Crescent Energy Co., Class A(d) ............................................ 100,048 1,219
CVR Energy, Inc. ....................................................... 27,597 904
DHT Holdings, Inc.(d) ................................................... 77,559 862
Diamond Offshore Drilling, Inc.(a) .......................................... 153,900 1,910
Dorian LPG Ltd. ....................................................... 34,801 1,113
Dril-Quip, Inc.(a) ....................................................... 86,957 1,883
Expro Group Holdings NV(a) .............................................. 222,112 3,498
Green Plains, Inc.(a) ..................................................... 122,085 3,587
Gulfport Energy Corp.(a) ................................................. 15,670 1,937
International Seaways, Inc. ................................................ 50,600 2,433
Liberty Energy, Inc. ..................................................... 83,510 1,645
Magnolia Oil & Gas Corp., Class A .......................................... 59,498 1,336
Matador Resources Co. ................................................... 68,221 4,209
Murphy Oil Corp. ...................................................... 81,703 3,666
Northern Oil and Gas, Inc. ................................................ 74,920 2,872
PBF Energy, Inc., Class A ................................................. 39,925 1,898
Peabody Energy Corp. ................................................... 31,352 740
Permian Resources Corp. ................................................. 178,800 2,605
Plains GP Holdings LP, Class A ............................................. 153,340 2,404
RPC, Inc. ............................................................ 540,286 4,495
SM Energy Co. ........................................................ 46,985 1,894
Solaris Oilfield Infrastructure, Inc., Class A .................................... 241,416 2,231
Teekay Corp.(a) ........................................................ 122,818 863
65,375

Victory Portfolios III
Victory Small Cap Stock Fund
5
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Financials (16.1%):
Ameris Bancorp ........................................................ 55,130 $ 2,056
Ares Commercial Real Estate Corp. .......................................... 53,210 488
Artisan Partners Asset Management, Inc., Class A ................................ 76,711 2,531
Assured Guaranty Ltd. ................................................... 20,100 1,254
Atlantic Union Bankshares Corp. ............................................ 50,300 1,449
Banc of California, Inc. .................................................. 185,910 2,084
Bank of Hawaii Corp.(d) .................................................. 31,535 1,558
Banner Corp. .......................................................... 29,291 1,236
Brightsphere Investment Group, Inc. ......................................... 91,646 1,435
Cathay General Bancorp .................................................. 44,897 1,522
Chimera Investment Corp. ................................................ 112,309 539
Customers Bancorp, Inc.(a) ................................................ 31,920 1,284
Donnelley Financial Solutions, Inc.(a) ........................................ 26,998 1,470
Dynex Capital, Inc. ..................................................... 107,000 1,074
Employers Holdings, Inc. ................................................. 59,892 2,276
Enova International, Inc.(a) ................................................ 33,665 1,343
Essent Group Ltd. ...................................................... 40,782 1,927
Euronet Worldwide, Inc.(a) ................................................ 32,073 2,464
EVERTEC, Inc. ........................................................ 161,624 5,136
Fidelis Insurance Holdings Ltd.(a) ........................................... 175,940 2,488
First Bancorp .......................................................... 270,800 3,615
First Bancorp/Southern Pines NC ........................................... 37,000 1,074
First Busey Corp. ....................................................... 164,558 3,268
First Merchants Corp. .................................................... 54,100 1,477
Fulton Financial Corp. ................................................... 117,824 1,531
Genworth Financial, Inc.(a) ................................................ 283,876 1,700
Glacier Bancorp, Inc. .................................................... 53,837 1,625
Globe Life, Inc. ........................................................ 25,200 2,932
Goosehead Insurance, Inc., Class A(a) ........................................ 14,326 929
Hancock Whitney Corp. .................................................. 36,067 1,242
Heartland Financial USA, Inc. .............................................. 44,322 1,214
Home BancShares, Inc. ................................................... 141,681 2,897
Houlihan Lokey, Inc. .................................................... 26,655 2,679
International Bancshares Corp. ............................................. 38,156 1,672
Invesco Mortgage Capital, Inc. ............................................. 54,288 371
Jackson Financial, Inc., Class A ............................................. 35,976 1,321
James River Group Holdings Ltd. ........................................... 81,890 1,126
Kemper Corp. ......................................................... 99,758 3,978
Kinsale Capital Group, Inc. ................................................ 6,152 2,054
Ladder Capital Corp. .................................................... 122,120 1,235
Lakeland Financial Corp. ................................................. 14,938 736
Lincoln National Corp. ................................................... 39,666 864
MGIC Investment Corp. .................................................. 101,450 1,708
Moelis & Co., Class A ................................................... 26,019 1,083
Mr. Cooper Group, Inc.(a) ................................................. 34,315 1,940
New York Mortgage Trust, Inc. ............................................. 57,371 447
NMI Holdings, Inc., Class A(a) ............................................. 45,240 1,237
Northwest Bancshares, Inc. ................................................ 125,000 1,303
OFG Bancorp ......................................................... 113,171 3,352
Old National Bancorp .................................................... 136,100 1,865
Pacific Premier Bancorp, Inc. .............................................. 71,450 1,358
PennyMac Financial Services, Inc. .......................................... 16,000 1,075
Pinnacle Financial Partners, Inc. ............................................ 22,110 1,379
PJT Partners, Inc., Class A ................................................ 17,150 1,344
Preferred Bank ......................................................... 9,803 584
Primerica, Inc. ......................................................... 18,620 3,559
PROG Holdings, Inc.(a) .................................................. 22,046 604
Prosperity Bancshares, Inc. ................................................ 26,900 1,467
Redwood Trust, Inc. ..................................................... 92,955 584
RLI Corp. ............................................................ 16,986 2,263
Selective Insurance Group, Inc. ............................................. 18,908 1,969
Skyward Specialty Insurance Group, Inc.(a) .................................... 41,639 1,172
SouthState Corp. ....................................................... 61,234 4,048

Victory Portfolios III
Victory Small Cap Stock Fund
6
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Stewart Information Services Corp. .......................................... 23,627 $ 1,032
Stifel Financial Corp. .................................................... 87,820 5,006
StoneCo Ltd., Class A(a) ................................................. 48,288 479
Synovus Financial Corp. .................................................. 40,300 1,051
Texas Capital Bancshares, Inc.(a) ........................................... 88,532 4,875
The Bancorp, Inc.(a) ..................................................... 31,626 1,127
The Bank of NT Butterfield & Son Ltd. ....................................... 29,840 754
Toast, Inc., Class A(a) .................................................... 62,808 1,004
Tradeweb Markets, Inc., Class A ............................................ 19,936 1,794
UMB Financial Corp. .................................................... 17,232 1,081
United Community Banks, Inc. ............................................. 21,034 465
Valley National Bancorp .................................................. 223,300 1,737
Veritex Holdings, Inc. .................................................... 73,000 1,257
Virtus Investment Partners, Inc. ............................................. 7,575 1,396
Western Alliance Bancorp ................................................. 24,726 1,016
White Mountains Insurance Group Ltd. ....................................... 1,740 2,490
136,059
Health Care (17.0%):
ACADIA Pharmaceuticals, Inc.(a) ........................................... 55,547 1,254
Alector, Inc.(a) ......................................................... 117,178 609
Alkermes PLC(a) ....................................................... 53,036 1,283
AMN Healthcare Services, Inc.(a) ........................................... 14,968 1,135
Amneal Pharmaceuticals, Inc.(a) ............................................ 272,939 1,056
Apellis Pharmaceuticals, Inc.(a) ............................................ 22,744 1,107
Arcturus Therapeutics Holdings, Inc.(a) ....................................... 31,460 601
Arcus Biosciences, Inc.(a) ................................................. 90,263 1,418
Arrowhead Pharmaceuticals, Inc.(a) .......................................... 21,948 540
Avanos Medical, Inc.(a) .................................................. 51,821 951
Azenta, Inc.(a) ......................................................... 28,546 1,297
Bausch + Lomb Corp.(a) .................................................. 56,470 911
BioLife Solutions, Inc.(a) ................................................. 118,548 1,197
Biomerica, Inc.(a) ...................................................... 118,389 116
bluebird bio, Inc.(a)(d) ................................................... 638,683 1,884
Blueprint Medicines Corp.(a) .............................................. 28,670 1,687
Bridgebio Pharma, Inc.(a) ................................................. 42,164 1,098
Brookdale Senior Living, Inc.(a) ............................................ 191,000 747
Castle Biosciences, Inc.(a) ................................................ 225,098 3,516
Catalyst Pharmaceuticals, Inc.(a) ............................................ 85,678 1,063
Collegium Pharmaceutical, Inc.(a) ........................................... 92,580 2,015
Corcept Therapeutics, Inc.(a) .............................................. 45,470 1,277
CorVel Corp.(a) ........................................................ 35,090 6,805
Cross Country Healthcare, Inc.(a) ........................................... 43,616 1,010
CryoPort, Inc.(a) ....................................................... 4,956 48
CytoSorbents Corp.(a) ................................................... 184,895 285
Definitive Healthcare Corp.(a) .............................................. 303,722 1,749
DocGo, Inc.(a) ......................................................... 19,111 113
Dynavax Technologies Corp.(a) ............................................. 101,814 1,447
Eagle Pharmaceuticals, Inc.(a) .............................................. 25,234 346
Edgewise Therapeutics, Inc.(a) ............................................. 142,803 914
Embecta Corp. ......................................................... 59,557 900
Encompass Health Corp. .................................................. 50,981 3,189
Evolent Health, Inc., Class A(a) ............................................. 83,797 2,047
Fortrea Holdings, Inc.(a) .................................................. 67,390 1,914
Fulgent Genetics, Inc.(a) .................................................. 36,489 874
Globus Medical, Inc.(a) .................................................. 23,290 1,065
Haemonetics Corp.(a) .................................................... 28,219 2,405
Halozyme Therapeutics, Inc.(a) ............................................. 138,255 4,683
Harmony Biosciences Holdings, Inc.(a) ....................................... 15,538 366
Harvard Bioscience, Inc.(a) ................................................ 118,186 519
Health Catalyst, Inc.(a) ................................................... 115,768 867
HealthEquity, Inc.(a) .................................................... 7,737 555
iCAD, Inc.(a) .......................................................... 89,584 120
ImmunoGen, Inc.(a) ..................................................... 84,768 1,260

Victory Portfolios III
Victory Small Cap Stock Fund
7
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Insmed, Inc.(a) ......................................................... 44,646 $ 1,119
Integer Holdings Corp.(a) ................................................. 65,915 5,350
Intellia Therapeutics, Inc.(a) ............................................... 47,316 1,185
Ironwood Pharmaceuticals, Inc.(a) ........................................... 319,408 2,865
iTeos Therapeutics, Inc.(a) ................................................ 75,615 761
Kezar Life Sciences, Inc.(a) ............................................... 412,926 298
Kiniksa Pharmaceuticals Ltd., Class A(a) ...................................... 89,441 1,364
Lantheus Holdings, Inc.(a) ................................................ 9,266 599
LivaNova PLC(a) ....................................................... 38,300 1,879
MaxCyte, Inc.(a) ....................................................... 125,399 371
Medpace Holdings, Inc.(a) ................................................ 20,201 4,902
Merit Medical Systems, Inc.(a) ............................................. 32,027 2,202
Mesa Laboratories, Inc. .................................................. 10,162 953
Mirati Therapeutics, Inc.(a) ................................................ 4,931 274
MoonLake Immunotherapeutics(a)(d) ........................................ 17,974 931
Myriad Genetics, Inc.(a) .................................................. 41,637 649
Natera, Inc.(a) ......................................................... 25,301 999
Neogen Corp.(a) ....................................................... 228,758 3,406
Olink Holding AB, ADR(a)(d) .............................................. 40,345 1,005
Omniab, Inc.(a)(b) ...................................................... 7,105 —
Omniab, Inc.(a)(b) ...................................................... 7,105 —
Option Care Health, Inc.(a) ................................................ 37,353 1,036
OrthoPediatrics Corp.(a) .................................................. 70,552 1,726
Owens & Minor, Inc.(a) .................................................. 73,362 1,051
Pacific Biosciences of California, Inc.(a) ...................................... 189,969 1,174
Pacira BioSciences, Inc.(a) ................................................ 36,331 1,027
Patterson Cos., Inc. ..................................................... 62,900 1,916
Perrigo Co. PLC ....................................................... 31,100 860
Phreesia, Inc.(a) ........................................................ 9,118 125
Pliant Therapeutics, Inc.(a) ................................................ 129,895 1,906
Prestige Consumer Healthcare, Inc.(a) ........................................ 49,727 2,952
Progyny, Inc.(a) ........................................................ 30,247 933
Prothena Corp. PLC(a) ................................................... 50,081 1,826
Quanterix Corp.(a) ...................................................... 64,559 1,402
Renalytix PLC, ADR(a)(d) ................................................ 25,288 26
Repligen Corp.(a) ....................................................... 18,098 2,435
Revance Therapeutics, Inc.(a) .............................................. 65,933 520
Select Medical Holdings Corp. ............................................. 115,503 2,625
Shockwave Medical, Inc.(a) ............................................... 6,261 1,291
SI-BONE, Inc.(a) ....................................................... 108,110 1,839
SIGA Technologies, Inc. .................................................. 153,885 785
STAAR Surgical Co.(a) .................................................. 51,369 2,148
Stoke Therapeutics, Inc.(a)(d) .............................................. 173,450 661
Supernus Pharmaceuticals, Inc.(a) ........................................... 49,030 1,169
Syndax Pharmaceuticals, Inc.(a) ............................................ 54,412 766
Tandem Diabetes Care, Inc.(a) .............................................. 52,000 900
The Ensign Group, Inc. ................................................... 51,456 4,971
TransMedics Group, Inc.(a) ................................................ 27,146 1,017
U.S. Physical Therapy, Inc. ................................................ 9,771 822
UFP Technologies, Inc.(a) ................................................. 20,226 3,154
Vanda Pharmaceuticals, Inc.(a) ............................................. 127,610 559
Veracyte, Inc.(a) ........................................................ 89,908 1,863
Vericel Corp.(a) ........................................................ 129,038 4,540
Vir Biotechnology, Inc.(a) ................................................. 47,664 378
Xenon Pharmaceuticals, Inc.(a) ............................................. 24,939 773
Zymeworks, Inc.(a) ..................................................... 130,565 917
143,448
Industrials (18.4%):
AAON, Inc. ........................................................... 24,385 1,328
AAR Corp.(a) ......................................................... 34,254 2,033
ACCO Brands Corp. .................................................... 171,888 870
Alta Equipment Group, Inc. ............................................... 94,554 869
Ameresco, Inc., Class A(a)(d) .............................................. 34,442 901

Victory Portfolios III
Victory Small Cap Stock Fund
8
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Applied Industrial Technologies, Inc. ......................................... 4,590 $ 705
ArcBest Corp. ......................................................... 46,715 5,086
Array Technologies, Inc.(a) ................................................ 166,621 2,888
Atkore, Inc.(a) ......................................................... 26,341 3,274
Axon Enterprise, Inc.(a) .................................................. 11,775 2,408
BlueLinx Holdings, Inc.(a) ................................................ 17,819 1,267
Boise Cascade Co. ...................................................... 29,861 2,799
BWX Technologies, Inc. .................................................. 21,675 1,610
Cadre Holdings, Inc. ..................................................... 41,409 1,162
Casella Waste Systems, Inc.(a) ............................................. 70,117 5,290
Chart Industries, Inc.(a) .................................................. 40,525 4,710
Columbus McKinnon Corp. ............................................... 51,687 1,580
Conduent, Inc.(a) ....................................................... 200,155 638
Core & Main, Inc., Class A(a) .............................................. 61,200 1,841
CoreCivic, Inc.(a) ...................................................... 67,112 852
CRA International, Inc. ................................................... 11,007 1,069
Curtiss-Wright Corp. .................................................... 8,471 1,684
Deluxe Corp. .......................................................... 70,158 1,196
Eagle Bulk Shipping, Inc.(d) ............................................... 20,054 818
EMCOR Group, Inc. .................................................... 5,748 1,188
EnerSys .............................................................. 2,164 185
Enovix Corp.(a)(d) ...................................................... 77,867 694
Esab Corp. ............................................................ 19,418 1,229
ESCO Technologies, Inc. ................................................. 14,018 1,363
ExlService Holdings, Inc.(a) ............................................... 143,533 3,748
Exponent, Inc. ......................................................... 52,004 3,811
Federal Signal Corp. ..................................................... 20,900 1,213
Finning International, Inc. ................................................. 32,050 859
Fluor Corp.(a) ......................................................... 98,740 3,287
Forward Air Corp. ...................................................... 37,001 2,383
Gates Industrial Corp. PLC(a) .............................................. 88,620 968
Gibraltar Industries, Inc.(a) ................................................ 85,434 5,200
Golden Ocean Group Ltd.(d) ............................................... 117,286 850
Granite Construction, Inc. ................................................. 49,630 2,009
Hayward Holdings, Inc.(a) ................................................ 58,450 614
Hexcel Corp. .......................................................... 60,322 3,735
Hub Group, Inc., Class A(a) ............................................... 18,050 1,241
Hudson Technologies, Inc.(a) .............................................. 57,705 743
ICF International, Inc. ................................................... 7,840 994
JELD-WEN Holding, Inc.(a) ............................................... 75,874 860
Kforce, Inc. ........................................................... 13,494 824
Kirby Corp.(a) ......................................................... 15,275 1,141
Korn Ferry ........................................................... 20,872 950
Kornit Digital Ltd.(a) .................................................... 123,269 1,701
Landstar System, Inc. .................................................... 21,574 3,555
Matson, Inc. .......................................................... 21,519 1,873
Moog, Inc., Class A ..................................................... 20,500 2,379
Mueller Industries, Inc. ................................................... 43,030 1,623
Mueller Water Products, Inc., Class A ........................................ 75,340 932
MYR Group, Inc.(a) ..................................................... 8,425 976
NOW, Inc.(a) .......................................................... 370,919 4,088
Paycom Software, Inc. ................................................... 1,080 265
Paylocity Holding Corp.(a) ................................................ 5,179 929
RB Global, Inc. ........................................................ 9,843 644
RBC Bearings, Inc.(a) ................................................... 30,518 6,709
Rush Enterprises, Inc., Class A ............................................. 28,704 1,021
Ryder System, Inc. ...................................................... 13,965 1,362
SPX Technologies, Inc.(a) ................................................. 31,245 2,503
Standex International Corp. ................................................ 19,822 2,846
Sterling Infrastructure, Inc.(a) .............................................. 17,953 1,308
Terex Corp. ........................................................... 31,189 1,428
The AZEK Co., Inc.(a) ................................................... 36,184 948
The Brink's Co. ........................................................ 27,400 1,832
The GEO Group, Inc.(a) .................................................. 109,088 953

Victory Portfolios III
Victory Small Cap Stock Fund
9
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
The Timken Co. ........................................................ 14,050 $ 971
Titan Machinery, Inc.(a) .................................................. 34,257 851
Trex Co., Inc.(a) ........................................................ 38,818 2,182
TriNet Group, Inc.(a) .................................................... 2,194 225
TTEC Holdings, Inc. .................................................... 25,565 526
UFP Industries, Inc. ..................................................... 85,825 8,168
Valmont Industries, Inc. .................................................. 7,463 1,470
Vestis Corp.(a) ......................................................... 69,042 1,056
Viad Corp.(a) .......................................................... 10,631 258
Vicor Corp.(a) ......................................................... 19,515 756
Wabash National Corp. ................................................... 53,700 1,111
Watts Water Technologies, Inc., Class A ....................................... 10,970 1,898
Werner Enterprises, Inc. .................................................. 52,930 1,922
WillScot Mobile Mini Holdings Corp.(a) ...................................... 130,575 5,146
WNS Holdings Ltd., ADR(a) .............................................. 34,939 1,898
155,280
Information Technology (15.0%):
908 Devices, Inc.(a)(d) ................................................... 292,602 1,735
A10 Networks, Inc. ..................................................... 72,679 790
ACI Worldwide, Inc.(a) .................................................. 91,805 1,870
Adeia, Inc. ............................................................ 103,750 875
Advanced Energy Industries, Inc. ........................................... 46,386 4,048
Airgain, Inc.(a) ........................................................ 46,880 155
Ambarella, Inc.(a) ...................................................... 53,609 2,412
Arteris, Inc.(a) ......................................................... 148,628 810
Axcelis Technologies, Inc.(a) .............................................. 5,340 681
Badger Meter, Inc. ...................................................... 12,635 1,751
Belden, Inc. ........................................................... 34,905 2,475
Box, Inc., Class A(a) .................................................... 10,338 257
Canadian Solar, Inc.(a)(d) ................................................. 18,355 367
CEVA, Inc.(a) ......................................................... 20,382 350
Ciena Corp.(a) ......................................................... 34,227 1,444
CommVault Systems, Inc.(a) ............................................... 19,240 1,257
Confluent, Inc., Class A(a) ................................................ 88,620 2,562
Crane NXT Co. ........................................................ 8,960 466
CyberArk Software Ltd.(a) ................................................ 15,824 2,589
Diodes, Inc.(a) ......................................................... 79,875 5,198
Ebix, Inc.(d) .......................................................... 41,476 253
ePlus, Inc.(a) .......................................................... 70,568 4,410
Extreme Networks, Inc.(a) ................................................ 11,477 237
First Solar, Inc.(a) ...................................................... 6,461 920
Five9, Inc.(a) .......................................................... 16,953 981
FormFactor, Inc.(a) ..................................................... 162,366 5,501
Globant SA(a) ......................................................... 3,816 650
Grid Dynamics Holdings, Inc.(a) ............................................ 125,504 1,273
Guidewire Software, Inc.(a) ............................................... 18,314 1,651
Harmonic, Inc.(a) ....................................................... 207,957 2,244
HashiCorp, Inc., Class A(a) ................................................ 37,987 748
HubSpot, Inc.(a) ....................................................... 1,212 514
indie Semiconductor, Inc., Class A(a) ......................................... 605,589 2,961
Insight Enterprises, Inc.(a) ................................................ 26,217 3,757
JFrog Ltd.(a) .......................................................... 43,576 980
Klaviyo, Inc., Class A(a) .................................................. 2,583 74
Knowles Corp.(a) ....................................................... 77,732 1,010
Kulicke & Soffa Industries, Inc. ............................................. 83,509 3,475
Limelight Networks, Inc.(a) ............................................... 465,555 364
Methode Electronics, Inc. ................................................. 26,566 608
Monolithic Power Systems, Inc. ............................................ 2,731 1,206
NetScout Systems, Inc.(a) ................................................. 39,544 863
Nova Ltd.(a) .......................................................... 3,935 374
Nutanix, Inc., Class A(a) .................................................. 67,574 2,445
Okta, Inc.(a) .......................................................... 12,321 831
Onto Innovation, Inc.(a) .................................................. 15,545 1,747

Victory Portfolios III
Victory Small Cap Stock Fund
10
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
OSI Systems, Inc.(a) ..................................................... 14,810 $ 1,544
Perficient, Inc.(a) ....................................................... 84,690 4,928
Photronics, Inc.(a) ...................................................... 63,721 1,170
Plexus Corp.(a) ........................................................ 13,400 1,317
Porch Group, Inc.(a)(d) ................................................... 383,005 215
Power Integrations, Inc. .................................................. 26,622 1,846
PROS Holdings, Inc.(a) .................................................. 89,303 2,782
PTC, Inc.(a) ........................................................... 16,007 2,248
Pure Storage, Inc., Class A(a) .............................................. 69,483 2,349
Qualys, Inc.(a) ......................................................... 24,440 3,738
Radware Ltd.(a) ........................................................ 30,486 454
Rapid7, Inc.(a) ......................................................... 20,939 973
Riskified Ltd., Class A(a) ................................................. 210,112 784
Rogers Corp.(a) ........................................................ 5,530 680
Sanmina Corp.(a) ....................................................... 58,175 2,959
Silicon Laboratories, Inc.(a) ............................................... 9,590 884
SiTime Corp.(a) ........................................................ 4,375 437
Smartsheet, Inc., Class A(a) ............................................... 24,232 958
SolarWinds Corp.(a) ..................................................... 96,952 893
SoundThinking, Inc.(a) ................................................... 5,683 86
Sprinklr, Inc., Class A(a) .................................................. 82,777 1,125
Sprout Social, Inc., Class A(a) .............................................. 25,942 1,123
SPS Commerce, Inc.(a) ................................................... 12,413 1,990
Squarespace, Inc., Class A(a) .............................................. 32,212 915
Super Micro Computer, Inc.(a) ............................................. 1,782 427
Synaptics, Inc.(a) ....................................................... 33,642 2,814
Teradata Corp.(a) ....................................................... 40,900 1,747
The Descartes Systems Group, Inc.(a) ........................................ 7,979 576
Twilio, Inc., Class A(a) ................................................... 12,365 634
Varonis Systems, Inc.(a) .................................................. 48,698 1,638
Veeco Instruments, Inc.(a) ................................................. 159,548 3,820
Verint Systems, Inc.(a) ................................................... 76,040 1,430
Vertex, Inc., Class A(a) ................................................... 29,965 725
Vishay Intertechnology, Inc. ............................................... 68,652 1,527
Workiva, Inc.(a) ........................................................ 9,593 835
Xerox Holdings Corp. ................................................... 79,856 1,025
Zeta Global Holdings Corp., Class A(a) ....................................... 108,277 845
126,610
Materials (4.0%):
Alpha Metallurgical Resources, Inc. .......................................... 7,986 1,757
Arch Resources, Inc. .................................................... 20,627 3,111
ATI, Inc.(a) ........................................................... 43,354 1,637
Axalta Coating Systems Ltd.(a) ............................................. 36,110 947
Balchem Corp. ......................................................... 21,893 2,545
Commercial Metals Co. .................................................. 42,989 1,818
Constellium SE(a) ...................................................... 80,980 1,279
Ecovyst, Inc.(a) ........................................................ 293,920 2,704
Graphic Packaging Holding Co. ............................................ 79,970 1,720
Greif, Inc., Class A ...................................................... 25,020 1,589
Huntsman Corp. ........................................................ 58,700 1,369
LSB Industries, Inc.(a) ................................................... 87,243 795
Materion Corp. ........................................................ 27,710 2,687
Olin Corp. ............................................................ 25,160 1,075
Summit Materials, Inc., Class A(a) .......................................... 48,800 1,606
Sylvamo Corp. ......................................................... 14,739 653
TimkenSteel Corp.(a) .................................................... 52,156 1,060
Tronox Holdings PLC ................................................... 221,405 2,367
Warrior Met Coal, Inc. ................................................... 34,453 1,679
Worthington Industries, Inc. ............................................... 15,799 974
33,372
Real Estate (4.4%):
Acadia Realty Trust ..................................................... 48,281 691

Victory Portfolios III
Victory Small Cap Stock Fund
11
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Alexander & Baldwin, Inc. ................................................ 92,812 $ 1,467
Anywhere Real Estate, Inc.(a) .............................................. 84,415 394
Apartment Investment and Management Co.(a) .................................. 80,372 471
Armada Hoffler Properties, Inc. ............................................. 50,611 504
CareTrust REIT, Inc. .................................................... 64,600 1,390
Compass, Inc., Class A(a) ................................................. 144,399 286
COPT Defense Properties ................................................. 66,330 1,512
CTO Realty Growth, Inc. ................................................. 31,845 516
DiamondRock Hospitality Co. .............................................. 194,000 1,500
Easterly Government Properties, Inc. ......................................... 112,000 1,205
Equity Commonwealth ................................................... 95,260 1,804
Essential Properties Realty Trust, Inc. ........................................ 75,750 1,663
Four Corners Property Trust, Inc. ............................................ 66,780 1,422
Gladstone Commercial Corp. .............................................. 48,306 577
Gladstone Land Corp. .................................................... 40,396 552
Howard Hughes Holdings, Inc.(a) ........................................... 25,610 1,699
Independence Realty Trust, Inc. ............................................. 53,343 661
Innovative Industrial Properties, Inc. ......................................... 10,656 765
Kite Realty Group Trust .................................................. 46,758 997
LXP Industrial Trust ..................................................... 178,000 1,408
National Health Investors, Inc. ............................................. 14,337 717
Opendoor Technologies, Inc.(a) ............................................. 147,068 279
Outfront Media, Inc. ..................................................... 54,364 531
Physicians Realty Trust ................................................... 152,350 1,655
Piedmont Office Realty Trust, Inc., Class A .................................... 94,895 494
PotlatchDeltic Corp. ..................................................... 69,033 2,958
Ryman Hospitality Properties, Inc. ........................................... 11,618 995
Sabra Health Care REIT, Inc. .............................................. 185,290 2,527
Service Properties Trust .................................................. 88,545 642
SITE Centers Corp. ..................................................... 154,000 1,796
STAG Industrial, Inc. .................................................... 39,000 1,296
Summit Hotel Properties, Inc. .............................................. 161,000 908
Veris Residential, Inc. .................................................... 61,250 820
37,102
Utilities (1.9%):
ALLETE, Inc. ......................................................... 53,920 2,887
Black Hills Corp. ....................................................... 24,950 1,206
Brookfield Infrastructure Corp., Class A ....................................... 32,705 843
National Fuel Gas Co. ................................................... 25,524 1,300
Northwestern Energy Group, Inc. ........................................... 36,626 1,758
ONE Gas, Inc. ......................................................... 40,840 2,467
Otter Tail Corp. ........................................................ 23,496 1,808
Portland General Electric Co. .............................................. 46,230 1,850
Spire, Inc. ............................................................ 25,270 1,406
15,525
Total Common Stocks (Cost $820,920)
a
a
a
829,637
Rights (0.0%)(e)
Health Care (0.0%):(e)
Flexion Therapeutics, Inc.(a)(b) ............................................. 58,207 1
Total Rights (Cost $36)
a
a
a
1
Exchange-Traded Funds (0.3%)
iShares Russell 2000 ETF(d) ............................................... 13,727 2,258
Total Exchange-Traded Funds (Cost $2,532)
a
a
a
2,258
Collateral for Securities Loaned (1.5%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.26%(f) ........ 3,124,429 3,125

Victory Portfolios III
Victory Small Cap Stock Fund
12
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.29%(f) ............ 3,124,429 $ 3,124
Invesco Government & Agency Portfolio, Institutional Shares, 5.28%(f) ................ 3,124,429 3,125
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.25%(f) . 3,124,429 3,124
Total Collateral for Securities Loaned (Cost $12,498)
a
a
a
12,498
Total Investments (Cost $835,986) — 100.2% 844,394
Liabilities in excess of other assets — (0.2)% (1,300)
NET ASSETS - 100.00% $ 843,094
At October 31, 2023, the Fund's investments in foreign securities were 5.5% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of October 31, 2023. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(c) Rounds to less than $1 thousand.
(d) All or a portion of this security is on loan.
(e) Amount represents less than 0.05% of net assets.
(f) Rate disclosed is the daily yield on October 31, 2023.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
LP
—
Limited Partnership
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Statement of Assets and Liabilities
October 31, 2023
13
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
ol
Victory Small Cap
Stock Fund
Assets:
Investments, at value (Cost $835,986) $ 844,394(a)
Cash 9,498
Receivables:
Interest and dividends 241
Capital shares issued 1,430
Investments sold 5,162
From Adviser 16
Prepaid expenses 15
Total Assets 860,756
Liabilities:
Payables:
Collateral received on loaned securities 12,498
Investments purchased 3,877
Capital shares redeemed 492
Accrued expenses and other payables:
Investment advisory fees 516
Administration fees 96
Custodian fees 9
Transfer agent fees 89
Compliance fees 1
Trustees' fees —(b)
Other accrued expenses 84
Total Liabilities 17,662
Commitments and contingencies (Note 5 )
Net Assets:
Capital 884,108
Total accumulated earnings/(loss) (41,014)
Net Assets $ 843,094
Net Assets
Fund Shares $ 504,969
Institutional Shares 338,125
Total $ 843,094
Shares (unlimited number of shares authorized with no par value):
Fund Shares 45,971
Institutional Shares 30,105
Total 76,076
Net asset value, offering and redemption price per share:(c)
Fund Shares $ 10.98
Institutional Shares 11.23
(a) Includes $11,841 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended October 31, 2023
14
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Small Cap
Stock Fund
Investment Income:
Dividends $ 6,815
Interest 164
Securities lending (net of fees) 96
Foreign tax withholding (20)
Total Income 7,055
Expenses:
Investment advisory fees 3,307
Administration fees — Fund Shares 429
Administration fees — Institutional Shares 186
Sub-Administration fees 45
Custodian fees 25
Transfer agent fees — Fund Shares 346
Transfer agent fees — Institutional Shares 186
Trustees' fees 24
Compliance fees 4
Legal and audit fees 37
State registration and filing fees 29
Interfund lending fees —(a)
Other expenses 75
Total Expenses 4,693
Expenses waived/reimbursed by Adviser (48)
Net Expenses 4,645
Net Investment Income (Loss) 2,410
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 1,852
Net change in unrealized appreciation/depreciation on investment securities (47,369)
Net realized/unrealized gains (losses) on investments (45,517)
Change in net assets resulting from operations $ (43,107)
(a) Rounds to less than $1 thousand.

15
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Small Cap Stock Fund
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 2,410 $ 2,273 $ (900)
Net realized gains (losses) 1,852 (28,815) 141,932
Net change in unrealized appreciation/depreciation (47,369) (2,282) (279,245)
Change in net assets resulting from operations (43,107) (28,824) (138,213)
Distributions to Shareholders:
Fund Shares — (33,366) (241,242)
Institutional Shares — (19,905) (116,892)
Change in net assets resulting from distributions to shareholders — (53,271) (358,134)
Change in net assets resulting from capital transactions (35,459) 28,195 8,529
Change in net assets (78,566) (53,900) (487,818)
Net Assets:
Beginning of period 921,660 975,560 1,463,378
End of period $ 843,094 $ 921,660 $ 975,560
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.

16
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Small Cap Stock Fund
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 10,943 $ 19,583 $ 43,857
Distributions reinvested — 33,025 238,354
Cost of shares redeemed (40,969) (64,323) (131,418)
Total Fund Shares $ (30,026) $ (11,715) $ 150,793
Institutional Shares
Proceeds from shares issued $ 14,133 $ 56,042 $ 102,131
Distributions reinvested — 19,887 116,737
Cost of shares redeemed (19,566) (36,019) (361,132)
Total Institutional Shares $ (5,433) $ 39,910 $ (142,264)
Change in net assets resulting from capital transactions $ (35,459) $ 28,195 $ 8,529
Share Transactions:
Fund Shares
Issued 914 1,621 2,739
Reinvested — 2,818 16,656
Redeemed (3,413) (5,346) (8,545)
Total Fund Shares (2,499) (907) 10,850
Institutional Shares
Issued 1,181 4,448 6,818
Reinvested — 1,661 8,001
Redeemed (1,556) (2,936) (17,462)
Total Institutional Shares (375) 3,173 (2,643)
Change in Shares (2,874) 2,266 8,207
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
17
See notes to financial statements.
Victory Small Cap Stock Fund
Fund Shares
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $11.58 $12.63 $21.25 $14.88 $16.74 $19.33
Investment Activities:
Net investment income (loss) 0.03(b) 0.03(b) (0.01)(b) (0.01)(b) 0.05(b) 0.07
Net realized and unrealized gains (losses) (0.63) (0.38) (2.14) 7.95 (0.28) (0.71)
Total from Investment Activities (0.60) (0.35) (2.15) 7.94 (0.23) (0.64)
Distributions to Shareholders from:
Net investment income — — — (0.14) (0.03) (0.04)
Net realized gains — (0.70) (6.47) (1.43) (1.60) (1.91)
Total Distributions — (0.70) (6.47) (1.57) (1.63) (1.95)
Net Asset Value, End of Period $10.98 $11.58 $12.63 $21.25 $14.88 $16.74
Total Return(c)(d) (5.18)% (2.83)% (13.71)% 55.25% (2.21)% (2.07)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.03% 1.06% 1.08% 1.10% 1.10% 1.06%( i )
Net Investment Income (Loss)(e) 0.48% 0.28% (0.09)% (0.04)% 0.33% 0.58%
Gross Expenses(e)(h) 1.03% 1.06% 1.08% 1.10% 1.10% 1.06%( i )
Supplemental Data:
Net Assets at end of period (000's) $504,969 $561,071 $623,725 $818,576 $595,019 $694,015
Portfolio Turnover(c)(j) 27% 55% 77% 85% 71% 84%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
( i ) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The share's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
18
See notes to financial statements.
Victory Small Cap Stock Fund
Institutional Shares
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $11.83 $12.88 $21.53 $15.06 $16.91 $19.50
Investment Activities:
Net investment income (loss) 0.04(b) 0.04(b) (0.01)(b) —(b)(c) 0.07(b) 0.08
Net realized and unrealized gains (losses) (0.64) (0.39) (2.17) 8.04 (0.28) (0.71)
Total from Investment Activities (0.60) (0.35) (2.18) 8.04 (0.21) (0.63)
Distributions to Shareholders from:
Net investment income — — — (0.14) (0.04) (0.05)
Net realized gains — (0.70) (6.47) (1.43) (1.60) (1.91)
Total Distributions — (0.70) (6.47) (1.57) (1.64) (1.96)
Net Asset Value, End of Period $11.23 $11.83 $12.88 $21.53 $15.06 $16.91
Total Return(d)(e) (5.07)% (2.85)% (13.60)% 55.30% (2.08)% (1.98)%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)( i ) 0.93% 0.96% 1.03% 1.04% 0.98% 0.96%(j)
Net Investment Income (Loss)(f) 0.57% 0.38% (0.06)% 0.02% 0.45% 0.67%
Gross Expenses(f)( i ) 0.95% 0.99% 1.04% 1.05% 0.99% 0.96%(j)
Supplemental Data:
Net Assets at end of period (000's) $338,125 $360,589 $351,835 $644,802 $557,173 $904,981
Portfolio Turnover(d)(k) 27% 55% 77% 85% 71% 84%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
( i ) Does not include acquired fund fees and expenses, if any.
(j) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The share's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(k) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
October 31, 2023
Victory Portfolios III
19
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the "Fund"):
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is
an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the
Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), American Depositary Receipts, and
Rights, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official
Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of October 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Small Cap Stock Fund Small Cap Stock Fund Fund Shares and Institutional Shares

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
20
(Unaudited)
As of October 31, 2023, there were no transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of October
31, 2023, the Fund had no open forward foreign exchange currency contracts.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Level 1 Level 2 Level 3 Total
Small Cap Stock Fund
Common Stocks ............................................... $ 829,637 $ — $ —(a) $ 829,637
Rights ...................................................... — — 1 1
Exchange-Traded Funds ......................................... 2,258 — — 2,258
Collateral for Securities Loaned ................................... 12,498 — — 12,498
Total ....................................................... $ 844,393 $ — $ 1 $ 844,394
(a) Rounds to less than $1 thousand.

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
21
(Unaudited)
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of October 31, 2023.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the six months ended October 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Small Cap Stock Fund ............................................. $ 11,841 $ — $ 12,498

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
22
(Unaudited)
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended October 31, 2023, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds, including funds offered by VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’
annual and semi-annual reports may be viewed at vcm.com. As of October 31, 2023, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the six months ended October 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Small-Cap Core Funds Index. The Lipper Small-Cap Core Funds Index tracks the total return performance of the largest funds within the Lipper Small-Cap Core Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(a)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class’ annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Small-Cap Core Funds Index over that period, even if the class has overall negative returns during the performance period.
Excluding U.S. Government
Securities
Purchases Sales
Small Cap Stock Fund ...................................................................... $ 220,805 $ 250,277
Affiliated Victory Portfolios III Funds
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.5
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.7
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.6
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Over/Under Performance Relative to Index Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400 +/- 4
+/- 401 to 700 +/- 5
+/- 701 and greater +/- 6

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
23
(Unaudited)
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended October 31, 2023, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets.
VCM entered into a Subadvisory Agreement with Granahan Investment Management, Inc. (“GIMI”), under which GIMI directs the investment and reinvestment of a portion of the Fund’s assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM (not the Fund) to the subadviser.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15% and 0.10%, which is based on the Fund's average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred for the six months ended October
31, 2023, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended October 31, 2023, are reflected on the Statement of
Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
October 31, 2023, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the
Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are
Small Cap Stock Fund Fund Shares
Institutional
Shares
in thousands $ (138) $ (96)
as annual % rate (0.05)% (0.05)%

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
24
(Unaudited)
capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of October 31, 2023, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at October 31, 2023.
As of October 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands).
* Amount expires by July 31, 2024.
** Amount expires by July 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended October 31, 2023.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Small-Capitalization Stock Risk — The Fund is subject to small-cap company risk, which is the greater risk of investing in smaller, less well-known companies, as opposed to investing in established companies with proven track records. Small-cap companies also may have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market in general and, therefore, may involve greater risk than investing in the securities of larger companies.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility.  Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic and political conditions and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended October 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023,
In effect until August 31, 2024
Fund Shares Institutional Shares
Small Cap Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.10% 0.98%
Expires
2024
*
Expires
2025
**
Expires
2026
Expires
2027 Total
Small Cap Stock Fund ..................................... $ 52 $ 73 $ 86 $ 48 $ 259

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
25
(Unaudited)
the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended October 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended October 31, 2023, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended October 31, 2023.
8. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended April 30, 2023, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands).
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Borrower or
Lender
Amount
Outstanding
at
October 31,
2023
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Small Cap Stock Fund ................................ Borrower $ — $ 992 5.82% $ 992
Short-Term
Amount
Long-Term
Amount Total
Small Cap Stock Fund .................................................. $ (29,179) $ (5,152) $ (34,331)

Supplemental Information
October 31, 2023
Victory Portfolios III
26
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2023, through October 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
5/1/23
Actual
Ending
Account
Value
10/31/23
Hypothetical
Ending
Account
Value
10/31/23
Actual
Expenses
Paid During
Period
5/1/23 - 10/31/23*
Hypothetical
Expenses
Paid During
Period
5/1/23 - 10/31/23*
Annualized
Expense Ratio
During Period
5/1/23 - 10/31/23
Small Cap Stock Fund
Fund Shares ............................ $ 1,000.00 $ 948.20 $ 1,019.96 $ 5.04 $ 5.23 1.03%
Institutional Shares ....................... 1,000.00 949.30 1,020.46 4.56 4.72 0.93%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Supplemental Information
October 31, 2023
Victory Portfolios III
27
(Unaudited)
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
October 31, 2023
Victory Portfolios III
28
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
October 31, 2023
Victory Portfolios III
29
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
40053-1223

October 31, 2023
Semi Annual Report
Victory Ultra Short-Term Bond Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Investment Objective and Portfolio Holdings 2
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
17
Statement of Operations
18
Statements of Changes in Net Assets
19
Financial Highlights
21
Notes to Financial Statements 25
Supplemental Information
Proxy Voting and Portfolio Holdings Information
32
Expense Examples
32
Privacy Policy
33

2
Victory Portfolios III
Victory Ultra Short-Term Bond Fund
October 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide high current income consistent with preservation of principal.
Asset Allocation*:
October 31, 2023
(% of Net Assets)
Does not include futures contracts and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
** Other includes investments which are under 2% of the net assets of the Fund.

Schedule of Portfolio Investments
October 31, 2023
Victory Portfolios III
Victory Ultra Short-Term Bond Fund
3
(Unaudited)
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Principal Amount Value
Asset-Backed Securities (21.7%)
ABS Auto (14.6%):
American Credit Acceptance Receivables Trust, Series 2022-4, Class E, 3.65%, 12/14/26,
Callable 3/13/24 @ 100(a) ............................................ $ 667 $ 658
American Credit Acceptance Receivables Trust, Series 2022-1, Class C, 2.12%, 3/13/28,
Callable 4/13/25 @ 100(a) ............................................ 500 491
American Credit Acceptance Receivables Trust, Series 2022-1, Class B, 1.68%, 9/14/26,
Callable 4/13/25 @ 100(a) ............................................ 70 70
ARI Fleet Lease Trust, Series 2022-A, Class A2, 3.12%, 1/15/31, Callable 4/15/25 @ 100(a) . 236 233
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class B, 4.27%, 3/20/25,
Callable 4/20/24 @ 100(a) ............................................ 513 510
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class B, 3.55%, 9/22/25,
Callable 10/20/24 @ 100(a) ........................................... 500 489
Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class B, 7.09%, 4/20/27(a) .. 750 751
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class C, 2.49%, 5/19/26, Callable
11/19/23 @ 100(a) .................................................. 500 499
CarMax Auto Owner Trust, Series 2019-4, Class D, 2.80%, 4/15/26, Callable 12/15/23 @ 100 650 647
Carvana Auto Receivables Trust, Series 2021-N4, Class A1, 0.83%, 9/11/28, Callable 3/10/27
@ 100 ........................................................... 122 120
Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.30%, 1/10/28, Callable 3/10/26 @
100 ............................................................. 197 184
Carvana Auto Receivables Trust, Series 2021-N2, Class C, 1.07%, 3/10/28, Callable 11/10/26
@ 100 ........................................................... 114 105
Chesapeake Funding II LLC, Series 2023-1A, Class A1, 5.65%, 5/15/35, Callable 11/15/25 @
100(a) ........................................................... 437 435
Chesapeake Funding II LLC, Series 2023-1A, Class B, 5.59%, 5/15/35, Callable 11/15/25 @
100(a) ........................................................... 132 130
Chesapeake Funding II LLC, Series 2023-1A, Class C, 6.07%, 5/15/35, Callable 11/15/25 @
100(a) ........................................................... 150 148
Chesapeake Funding II LLC, Series 2020-1A, Class A2, 6.08% (SOFR30A+76bps), 8/15/32,
Callable 11/15/23 @ 100(a)(b) ......................................... 166 166
Chesapeake Funding II LLC, Series 2023-20A, Class A2, 6.42% (SOFR30A+110bps),
10/15/35(a)(b) ..................................................... 995 997
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88%, 6/15/26, Callable 6/15/26 @
100(a) ........................................................... 223 221
CPS Auto Receivables Trust, Series 2022-D, Class B, 6.84%, 1/16/29, Callable 12/15/26 @
100(a) ........................................................... 500 501
CPS Auto Receivables Trust, Series 2022-D, Class A, 6.09%, 1/15/27, Callable 12/15/26 @
100(a) ........................................................... 369 369
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00%, 5/15/30, Callable
11/15/24 @ 100(a) .................................................. 128 126
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class A, 0.96%, 2/15/30, Callable 9/15/24
@ 100(a) ......................................................... 135 134
Credit Acceptance Auto Loan Trust, Series 2023-1A, Class B, 7.02%, 5/16/33, Callable
11/15/26 @ 100(a) .................................................. 500 499
Credit Acceptance Auto Loan Trust, Series 2023-1A, Class A, 6.48%, 3/15/33, Callable
11/15/26 @ 100(a) .................................................. 1,000 997
Credit Acceptance Auto Loan Trust, Series 2023-3A, Class B, 7.09%, 10/17/33, Callable
3/15/27 @ 100(a) ................................................... 474 474
Credit Acceptance Auto Loan Trust, Series 2023-3A, Class A, 6.39%, 8/15/33, Callable 3/15/27
@ 100(a) ......................................................... 750 746
Drive Auto Receivables Trust, Series 2021-3, Class C, 1.47%, 1/15/27, Callable 8/15/25 @ 100 500 486
Drive Auto Receivables Trust, Series 2021-3, Class B, 1.11%, 5/15/26, Callable 8/15/25 @ 100 143 142
DT Auto Owner Trust, Series 2019-4A, Class E, 3.93%, 10/15/26, Callable 3/15/24 @ 100(a) 750 741
DT Auto Owner Trust, Series 2020-2A, Class D, 4.73%, 3/16/26, Callable 8/15/24 @ 100(a) . 870 859
DT Auto Owner Trust, Series 2022-1A, Class C, 2.96%, 11/15/27, Callable 12/15/25 @ 100(a) 500 485
DT Auto Owner Trust, Series 2022-1A, Class B, 2.43%, 9/15/26, Callable 12/15/25 @ 100(a) 750 741
DT Auto Owner Trust, Series 2021-4A, Class C, 1.50%, 9/15/27, Callable 10/15/25 @ 100(a) 250 238
DT Auto Owner Trust, Series 2021-4A, Class B, 1.02%, 5/15/26, Callable 10/15/25 @ 100(a) 410 404
Ent Auto Receivables Trust, Series 2023-1A, Class A3, 6.24%, 1/16/29, Callable 3/15/28 @
100(a) ........................................................... 750 747
Enterprise Fleet Financing LLC, Series 2022-4, Class A2, 5.76%, 10/22/29, Callable 5/20/26
@ 100(a) ......................................................... 705 701

Victory Portfolios III
Victory Ultra Short-Term Bond Fund
4
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Enterprise Fleet Financing LLC, Series 2022-2, Class A2, 4.65%, 5/21/29, Callable 1/20/26 @
100(a) ........................................................... $ 194 $ 191
Exeter Automobile Receivables Trust, Series 2022-5A, Class A3, 5.43%, 4/15/26, Callable
7/15/26 @ 100 ..................................................... 427 427
Exeter Automobile Receivables Trust, Series 2021-2A, Class C, 0.98%, 6/15/26, Callable
9/15/25 @ 100 ..................................................... 393 387
Exeter Automobile Receivables Trust, Series 2022-1A, Class B, 2.18%, 6/15/26, Callable
5/15/26 @ 100 ..................................................... 260 258
Exeter Automobile Receivables Trust, Series 2020-3A, Class F, 5.56%, 6/15/27, Callable
3/15/25 @ 100(a) ................................................... 750 731
Exeter Automobile Receivables Trust, Series 2021-4, Class C, 1.46%, 10/15/27, Callable
12/15/25 @ 100 .................................................... 500 486
Exeter Automobile Receivables Trust, Series 2020-1A, Class E, 3.74%, 1/15/27, Callable
9/15/24 @ 100(a) ................................................... 500 483
Exeter Automobile Receivables Trust 2023 4, Series 2023-4A, Class B, 6.31%, 10/15/27,
Callable 2/15/29 @ 100 .............................................. 1,000 996
Flagship Credit Auto Trust, Series 2020-2, Class D, 5.75%, 4/15/26, Callable 6/15/25 @ 100(a) 262 260
Ford Credit Auto Lease Trust, Series 2023-A, Class B, 5.29%, 6/15/26, Callable 8/15/25 @
100 ............................................................. 300 294
Ford Credit Auto Owner Trust, Series 2021-2, Class C, 2.11%, 5/15/34, Callable 11/15/26 @
100(a) ........................................................... 250 218
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class B, 1.31%, 7/15/27,
Callable 12/15/24 @ 100(a) ........................................... 821 797
Foursight Capital Automobile Receivables Trust, Series 2022-2, Class A2, 4.49%, 3/16/26,
Callable 11/15/25 @ 100(a) ........................................... 169 168
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class C, 1.11%, 9/15/26, Callable
12/15/25 @ 100(a) .................................................. 722 698
GLS Auto Receivables Issuer Trust, Series 2019-3A, Class D, 3.84%, 5/15/26, Callable 4/15/24
@ 100(a) ......................................................... 500 494
GLS Auto Receivables Issuer Trust, Series 2019-2A, Class D, 4.52%, 2/17/26, Callable
12/15/23 @ 100(a) .................................................. 1,468 1,464
GLS Auto Receivables Trust, Series 2021-2A, Class C, 1.08%, 6/15/26, Callable 10/15/25 @
100(a) ........................................................... 356 349
GMF Floorplan Owner Revolving Trust, Series 2019-2, Class C, 3.30%, 4/15/26(a) ........ 1,000 985
GTE Auto Receivables Trust, Series 2023-1, Class A2, 5.65%, 8/17/26, Callable 11/15/26 @
100(a) ........................................................... 463 460
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56%, 12/26/25(a) ............. 500 476
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21%, 12/26/25(a) ............. 1,500 1,429
JPMorgan Chase Bank NA, Series 2020-2, Class C, 1.14%, 2/25/28, Callable 9/25/24 @
100(a) ........................................................... 7 7
JPMorgan Chase Bank NA, Series 2020-2, Class B, 0.84%, 2/25/28, Callable 9/25/24 @
100(a) ........................................................... 15 15
JPMorgan Chase Bank NA, Series 2020-2, Class D, 1.49%, 2/25/28, Callable 9/25/24 @
100(a) ........................................................... 24 24
JPMorgan Chase Bank NA, Series 2021-1, Class C, 1.02%, 9/25/28, Callable 4/25/25 @
100(a) ........................................................... 147 144
JPMorgan Chase Bank NA, Series 2021-1, Class D, 1.17%, 9/25/28, Callable 4/25/25 @
100(a) ........................................................... 74 72
JPMorgan Chase Bank NA, Series 2021-1, Class B, 0.88%, 9/25/28, Callable 4/25/25 @
100(a) ........................................................... 74 72
JPMorgan Chase Bank NA, Series 2021-2, Class C, 0.97%, 12/26/28, Callable 6/25/25 @
100(a) ........................................................... 164 159
JPMorgan Chase Bank NA, Series 2021-2, Class B, 0.89%, 12/26/28, Callable 6/25/25 @
100(a) ........................................................... 48 46
JPMorgan Chase Bank NA, Series 2021-3, Class C, 0.86%, 2/26/29, Callable 4/25/25 @
100(a) ........................................................... 146 140
LAD Auto Receivables Trust, Series 2021-1A, Class C, 2.35%, 4/15/27, Callable 9/15/25 @
100(a) ........................................................... 594 561
LAD Auto Receivables Trust, Series 2023-1A, Class B, 5.59%, 8/16/27, Callable 5/15/27 @
100(a) ........................................................... 300 294
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94%, 11/16/26, Callable 9/15/25 @
100(a) ........................................................... 750 720
LAD Auto Receivables Trust, Series 2022-1A, Class A, 5.21%, 6/15/27, Callable 5/15/26 @
100(a) ........................................................... 363 358

Victory Portfolios III
Victory Ultra Short-Term Bond Fund
5
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
LAD Auto Receivables Trust, Series 2023-1A, Class C, 6.18%, 12/15/27, Callable 5/15/27 @
100(a) ........................................................... $ 1,000 $ 985
LAD Auto Receivables Trust, Series 2023-2A, Class C, 5.58%, 9/15/28, Callable 6/15/27 @
100(a) ........................................................... 750 727
LAD Auto Receivables Trust, Series 2023-3A, Class B, 6.09%, 6/15/28, Callable 9/15/27 @
100(a) ........................................................... 1,000 985
Lobel Automobile Receivables Trust, Series 2023-1, Class A, 6.97%, 7/15/26, Callable
11/15/25 @ 100(a) .................................................. 674 671
Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.21%, 5/20/36(a) ............. 750 751
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.18%,
8/25/28(a) ........................................................ 414 413
OCCU Auto Receivables Trust, Series 2023-1A, Class A3, 6.23%, 6/15/28, Callable 4/15/28 @
100(a) ........................................................... 750 746
Oscar U.S. Funding XII LLC, Series 1A, Class A3, 0.70%, 4/10/25, Callable 2/10/25 @ 100(a) 318 315
Oscar U.S. Funding XIV LLC, Series 2022-1A, Class A2, 1.60%, 3/10/25, Callable 3/10/26 @
100(a) ........................................................... 151 150
Prestige Auto Receivables Trust, Series 2023-2A, Class B, 6.64%, 12/15/27(a) ........... 1,500 1,500
Santander Bank Auto Credit Linked Notes, Series 2023-A, Class D, 7.08%, 6/15/33, Callable
7/15/27 @ 100(a) ................................................... 751 749
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class C, 6.99%, 12/15/32, Callable
12/15/26 @ 100(a) .................................................. 602 602
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class B, 6.45%, 12/15/32, Callable
12/15/26 @ 100(a) .................................................. 602 601
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class D, 8.20%, 12/15/32, Callable
12/15/26 @ 100(a) .................................................. 301 303
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.28%, 5/15/32, Callable
12/15/25 @ 100(a) .................................................. 294 290
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class C, 5.92%, 8/16/32, Callable
3/15/26 @ 100(a) ................................................... 200 199
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class B, 5.72%, 8/16/32, Callable
3/15/26 @ 100(a) ................................................... 325 323
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class D, 6.79%, 8/16/32, Callable
3/15/26 @ 100(a) ................................................... 216 216
Santander Bank NA, Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 8/15/25 @ 100(a) .. 124 121
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26,
Callable 11/15/24 @ 100(a) ........................................... 500 499
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class E, 4.13%, 1/15/27,
Callable 7/15/25 @ 100(a) ............................................ 600 578
Santander Drive Auto Receivables Trust, Series 2021-4, Class C, 1.26%, 2/16/27, Callable
8/15/25 @ 100 ..................................................... 500 486
Santander Retail Auto Lease Trust, Series 2020-B, Class C, 1.18%, 12/20/24, Callable 2/20/24
@ 100(a) ......................................................... 500 496
Tesla Auto Lease Trust, Series B, Class A3, 6.13%, 9/21/26, Callable 11/20/25 @ 100(a) .... 1,000 999
United Auto Credit Securitization Trust, Series 2022-1, Class C, 2.61%, 6/10/27, Callable
9/10/25 @ 100(a) ................................................... 345 343
Westlake Automobile Receivables Trust, Series 2023-2A, Class C, 6.29%, 3/15/28, Callable
6/15/26 @ 100(a) ................................................... 500 495
Westlake Automobile Receivables Trust, Series 2023-2A, Class B, 6.14%, 3/15/28, Callable
6/15/26 @ 100(a) ................................................... 500 496
Westlake Automobile Receivables Trust, Series 2020-3A, Class E, 3.34%, 6/15/26, Callable
9/15/24 @ 100(a) ................................................... 275 267
Westlake Automobile Receivables Trust, Series 2021-3A, Class C, 1.58%, 1/15/27, Callable
7/15/25 @ 100(a) ................................................... 750 717
Westlake Automobile Receivables Trust, Series 2022-2A, Class B, 4.31%, 9/15/27, Callable
2/15/26 @ 100(a) ................................................... 400 392
Westlake Automobile Receivables Trust, Series 2022-2A, Class A3, 3.75%, 4/15/26, Callable
2/15/26 @ 100(a) ................................................... 500 493
Wheels SPV 2 LLC, Series 2021-1A, Class A, 5.73% (TSFR1M+39bps), 8/20/29, Callable
5/20/24 @ 100(a)(b) ................................................. 510 508
48,323
ABS Card (1.3%):
CARDS II Trust, Series 2021-1A, Class C, 1.20%, 4/15/27(a) ....................... 500 487
Evergreen Credit Card Trust, Series 2022-CRT2, Class C, 7.44%, 11/15/26(a) ............ 500 499

Victory Portfolios III
Victory Ultra Short-Term Bond Fund
6
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Evergreen Credit Card Trust, Series 2022-CRT2, Class B, 6.56%, 11/15/26(a) ............ $ 1,000 $ 996
Evergreen Credit Card Trust, Series 2023-CRT3, Class C, 7.31%, 2/15/27(a) ............. 318 317
Evergreen Credit Card Trust, Series 2023-CRT3, Class B, 6.58%, 2/15/27(a) ............. 762 761
Master Credit Card Trust II, Series 2023-2A, Class B, 6.26%, 1/21/27(a) ............... 308 307
Trillium Credit Card Trust II, Series 2023-3A, Class B, 6.26%, 8/28/28(a) .............. 1,000 999
4,366
ABS Other (5.8%):
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24
@ 100(a) ......................................................... 1,500 1,309
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28,
Callable 9/20/25 @ 100(a) ............................................ 405 375
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class A2, 1.64%, 10/20/27,
Callable 9/20/25 @ 100(a) ............................................ 291 281
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, 6/21/28,
Callable 6/20/26 @ 100(a) ............................................ 473 468
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class A2, 6.09%, 12/20/29,
Callable 5/20/27 @ 100(a) ............................................ 500 499
CCG Receivables Trust, Series 2023-1, Class A2, 5.82%, 9/16/30, Callable 8/14/26 @ 100(a) 1,000 997
Conn's Receivables Funding LLC, Series 2022-A, Class B, 9.52%, 12/15/26, Callable 7/15/24
@ 100(a) ......................................................... 328 330
Conn's Receivables Funding LLC, Series 2023-A, Class A, 8.01%, 1/17/28, Callable 4/15/24
@ 100(a) ......................................................... 533 534
Conn's Receivables Funding LLC, Series 2023-A, Class B, 10.00%, 1/17/28, Callable 12/15/24
@ 100(a) ......................................................... 113 113
Dell Equipment Finance Trust, Series 2023-1, Class C, 6.22%, 9/22/28, Callable 10/22/25 @
100(a) ........................................................... 1,000 990
Dext ABS LLC, Series 2023-1, Class A2, 5.99%, 3/15/32, Callable 4/15/27 @ 100(a) ...... 1,000 993
DLLAA LLC, Series 2023-1A, Class A2, 5.93%, 7/20/26(a) ........................ 750 748
Granite Park Equipment Leasing LLC, Series 2023-1A, Class A2, 6.51%, 5/20/30, Callable
8/20/30 @ 100(a) ................................................... 1,000 999
HPEFS Equipment Trust, Series 2022-3A, Class C, 6.13%, 8/20/29, Callable 5/20/26 @ 100(a) 735 729
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 3/20/31, Callable 4/20/24 @ 100(a) 750 736
HPEFS Equipment Trust, Series 2023-2A, Class B, 6.25%, 1/21/31, Callable 8/20/26 @ 100(a) 1,000 995
HPEFS Equipment Trust, Series 2021-2A, Class C, 0.88%, 9/20/28, Callable 8/20/24 @ 100(a) 721 708
HPEFS Equipment Trust, Series 2022-3A, Class A2, 5.26%, 8/20/29, Callable 5/20/26 @
100(a) ........................................................... 338 337
M&T Equipment Notes, Series 2023-1A, Class A2, 6.09%, 7/15/30, Callable 9/15/27 @ 100(a) 750 746
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61,
Callable 10/20/24 @ 100(a) ........................................... 293 244
NMEF Funding LLC, Series 2022-B, Class A2, 6.07%, 6/15/29, Callable 10/15/26 @ 100(a) . 832 828
NMEF Funding LLC, Series 2023-A, Class A2, 6.57%, 6/17/30, Callable 9/15/27 @ 100(a) .. 750 750
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 11/20/23 @ 100(a) ... 131 123
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49, Callable 11/19/23 @ 100(a) ... 457 422
Pawneee Equipment Receivables LLC, Series 2021-1, Class A2, 1.10%, 7/15/27, Callable
8/15/25 @ 100(a) ................................................... 104 101
Pawneee Equipment Receivables LLC, Series 2022-1, Class B, 5.40%, 7/17/28, Callable
6/15/26 @ 100(a) ................................................... 725 698
Post Road Equipment Finance, Series 2021-1A, Class C, 1.39%, 6/15/27, Callable 12/15/23 @
100(a) ........................................................... 416 414
Progress Residential Trust, Series 2021-SFR5, Class B, 1.66%, 7/17/38(a) .............. 600 525
SCF Equipment Leasing LLC, Series 2022-1A, Class A2, 2.06%, 2/22/28, Callable 1/20/27 @
100(a) ........................................................... 27 27
SCF Equipment Leasing LLC, Series 1A, Class A3, 0.83%, 8/21/28, Callable 12/20/24 @
100(a) ........................................................... 273 268
Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2, 3.19%, 7/15/44, Callable
11/15/23 @ 100(a) .................................................. 958 933
Verdant Receivables LLC, Series 2023-1A, Class A2, 6.24%, 1/13/31, Callable 3/12/27 @
100(a) ........................................................... 724 721
18,941
Total Asset-Backed Securities (Cost $72,554)
a
a
a
71,630

Victory Portfolios III
Victory Ultra Short-Term Bond Fund
7
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Collateralized Loan Obligations (2.8%)
Cash Flow CLO (2.8%):
CIFC Funding Ltd., Series 2017-4A, Class A1R, 6.61% (TSFR3M+121bps), 10/24/30,
Callable 1/24/24 @ 100(a)(b) .......................................... $ 591 $ 587
Golub Capital Partners CLO 40A Ltd., Series 2019-40A, Class AR, 6.73% (TSFR3M+135bps),
1/25/32, Callable 1/25/24 @ 100(a)(b) .................................... 1,000 986
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class AAR3, 6.63%
(TSFR3M+126bps), 2/14/31, Callable 11/14/23 @ 100(a)(b) .................... 750 745
Palmer Square Loan Funding Ltd., Series 2021-1A, Class A1, 6.58% (TSFR3M+116bps),
4/20/29, Callable 1/20/24 @ 100(a)(b) .................................... 168 168
Palmer Square Loan Funding Ltd., Series 2021-2A, Class A2, 6.89% (TSFR3M+151bps),
5/20/29, Callable 11/20/23 @ 100(a)(b) ................................... 500 495
Palmer Square Loan Funding Ltd., Series 2021-2A, Class A1, 6.44% (TSFR3M+106bps),
5/20/29, Callable 11/20/23 @ 100(a)(b) ................................... 504 502
Palmer Square Loan Funding Ltd., Series 2022-1A, Class A2, 6.99% (TSFR3M+160bps),
4/15/30, Callable 1/15/24 @ 100(a)(b) .................................... 1,000 980
Palmer Square Loan Funding Ltd., Series 2023-1A, Class A1, 6.96% (TSFR3M+170bps),
7/20/31, Callable 7/20/24 @ 100(a)(b) .................................... 500 499
Palmer Square Loan Funding Ltd., Series 2023-1A, Class A2, 7.76% (TSFR3M+250bps),
7/20/31, Callable 7/20/24 @ 100(a)(b) .................................... 750 748
Palmer Square Loan Funding Ltd., Series 2021-3A, Class A2, 7.08% (TSFR3M+166bps),
7/20/29, Callable 1/20/24 @ 100(a)(b) .................................... 1,000 990
SOUND POINT CLO VIII-R Ltd., Series 2015-1RA, Class AR, 6.74% (TSFR3M+134bps),
4/15/30, Callable 1/15/24 @ 100(a)(b) .................................... 734 730
Stratus CLO Ltd., Series 2021-1A, Class B, 7.08% (TSFR3M+166bps), 12/29/29, Callable
1/20/24 @ 100(a)(b) ................................................. 1,000 984
Stratus CLO Ltd., Series 2021-3A, Class B, 7.23% (TSFR3M+181bps), 12/29/29, Callable
1/20/24 @ 100(a)(b) ................................................. 822 809
9,223
Total Collateralized Loan Obligations (Cost $9,320)
a
a
a
9,223
Collateralized Mortgage Obligations (9.9%)
Commercial MBS (9.9%):
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, 6.63% (TSFR1M+130bps),
9/15/32(a)(b) ...................................................... 1,000 986
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class C, 6.83% (TSFR1M+150bps),
9/15/32(a)(b) ...................................................... 1,000 980
BBCMS Mortgage Trust, Series 2020-BID, Class C, 9.09% (TSFR1M+375bps), 10/15/37(a)
(b) ............................................................. 1,720 1,609
BBCMS Mortgage Trust, Series 2019-BWAY, Class B, 6.76% (TSFR1M+142bps), 11/15/34(a)
(b) ............................................................. 1,000 698
BPR Trust, Series 2022-OANA, Class B, 7.78% (TSFR1M+245bps), 4/15/37(a)(b) ........ 1,000 977
BPR Trust, Series 2022-STAR, Class A, 8.57% (TSFR1M+323bps), 8/15/24(a)(b) ........ 1,250 1,236
BX Commercial Mortgage Trust, Series 2019-XL, Class C, 6.70% (TSFR1M+136bps),
10/15/36(a)(b) ..................................................... 850 841
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 6.90% (TSFR1M+156bps),
10/15/36(a)(b) ..................................................... 489 484
BX Commercial Mortgage Trust, Series 2021-VINO, Class B, 6.30% (TSFR1M+97bps),
5/15/38(a)(b) ...................................................... 756 735
BX Commercial Mortgage Trust, Series 2021-VOLT, Class C, 6.55% (TSFR1M+121bps),
9/15/36(a)(b) ...................................................... 750 719
BX Commercial Mortgage Trust, Series 2021-CIP, Class C, 6.92% (TSFR1M+159bps),
12/15/38(a)(b) ..................................................... 1,000 963
BX Commercial Mortgage Trust, Series 2021-CIP, Class B, 6.72% (TSFR1M+139bps),
12/15/38(a)(b) ..................................................... 500 486
BX Commercial Mortgage Trust, Series 2021-XL2, Class C, 6.65% (TSFR1M+131bps),
10/15/38(a)(b) ..................................................... 782 758
BX Mortgage Trust, Series 2021-PAC, Class C, 6.55% (TSFR1M+121bps), 10/15/36(a)(b) .. 1,000 959
BX Trust, Series 2021-SOAR, Class C, 6.55% (TSFR1M+121bps), 6/15/38(a)(b) ......... 464 449
BX Trust, Series 2021-SOAR, Class B, 6.32% (TSFR1M+98bps), 6/15/38(a)(b) .......... 464 451
BX Trust, Series 2022-LBA6, Class C, 6.93% (TSFR1M+160bps), 1/15/39(a)(b) ......... 1,000 970
BX Trust, Series 2022-LBA6, Class B, 6.63% (TSFR1M+130bps), 1/15/39(a)(b) ......... 500 486

Victory Portfolios III
Victory Ultra Short-Term Bond Fund
8
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
BX Trust, Series 2021-RISE, Class B, 6.70% (TSFR1M+136bps), 11/15/36(a)(b) ......... $ 459 $ 448
CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class B, 6.67% (TSFR1M+134bps),
2/15/39(a)(b) ...................................................... 1,000 895
COMM Mortgage Trust, Series 2019-521F, Class B, 6.58% (TSFR1M+125bps), 6/15/34(a)(b) 1,500 1,281
COMM Mortgage Trust, Series 2014- 277P, Class C, 3.61%, 8/10/49, Callable 8/10/24 @
100(a)(c) ......................................................... 334 310
COMM Mortgage Trust, Series 2020-CBM, Class C, 3.40%, 2/10/37, Callable 2/10/25 @
100(a) ........................................................... 1,000 927
COMM Mortgage Trust, Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @
100(a)(c) ......................................................... 1,000 945
Extended Stay America Trust, Series 2021-ESH, Class B, 6.83% (TSFR1M+149bps),
7/15/38(a)(b) ...................................................... 368 361
FREMF Mortgage Trust, Series 2017-K724, Class B, 3.48%, 12/25/49, Callable 12/25/23 @
100(a)(c) ......................................................... 1,000 993
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34(a) ....... 1,000 696
Hospitality Mortgage Trust, Series 2019-HIT, Class B, 6.80% (TSFR1M+146bps), 11/15/36(a)
(b) ............................................................. 1,149 1,133
Hospitality Mortgage Trust, Series 2019-HIT, Class A, 6.45% (TSFR1M+111bps), 11/15/36(a)
(b) ............................................................. 804 796
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37(a) .......... 750 705
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC, Class A, 6.25%
(TSFR1M+91bps), 4/15/38(a)(b) ........................................ 945 931
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XA, 0.56%, 4/15/47,
Callable 1/15/25 @ 100(c)(d) .......................................... 2,254 3
KNDL Mortgage Trust, Series 2019-KNSQ, Class B, 6.48% (TSFR1M+115bps), 5/15/36(a)(b) 1,000 994
Life Mortgage Trust, Series 2021-BMR, Class B, 6.33% (TSFR1M+99bps), 3/15/38(a)(b) ... 983 955
Med Trust, Series 2021-MDLN, Class B, 6.90% (TSFR1M+156bps), 11/15/38(a)(b) ....... 995 964
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B, 6.55% (TSFR1M+122bps),
4/15/38(a)(b) ...................................................... 922 904
Morgan Stanley Capital I Trust, Series 2019-NUGS, Class B, 6.75% (TSFR1M+141bps),
12/15/36(a)(b) ..................................................... 1,154 582
ONE Mortgage Trust, Series 2021-PARK, Class B, 6.40% (TSFR1M+106bps), 3/15/36(a)(b) . 1,000 924
One New York Plaza Trust, Series 2020-1NYP, Class A, 6.40% (TSFR1M+106bps), 1/15/36(a)
(b) ............................................................. 875 830
SMRT, Series 2022-MINI, Class B, 6.69% (TSFR1M+135bps), 1/15/39(a)(b) ............ 1,000 968
TTAN, Series 2021-MHC, Class B, 6.55% (TSFR1M+121bps), 3/15/38(a)(b) ............ 319 310
32,642
Total Collateralized Mortgage Obligations (Cost $34,926)
a
a
a
32,642
Senior Secured Loans (3.3%)
Consumer Discretionary (0.6%):
Charter Communications Operating LLC, Term B1, First Lien, 7.12% (SOFR03M+175bps),
4/30/25(b) ........................................................ 984 984
Gray Television, Inc., Term Loan E, First Lien, 7.81% (SOFR01M+250bps), 1/2/26(b) ..... 1,000 997
1,981
Financials (0.6%):
Delos Aircraft Leasing DAC, 7.39% (SOFR03M+200bps), 10/31/27(b) ................ 857 857
SBA Senior Finance II LLC, Incremental Tranche B-2 Term Loans, First Lien, 7.07%
(SOFR01M+175bps), 4/11/25(b) ........................................ 992 991
1,848
Health Care (0.3%):
DaVita, Inc., 8/12/26(e) .................................................. 997 985
Industrials (0.3%):
Quintiles IMS Incorporated, Term B-2 Dollar Loans, First Lien, 7.14% (SOFR03M+175bps),
1/18/25(b) ........................................................ 1,100 1,102
Materials (0.8%):
Berry Global, Inc., Term Z Loans, First Lien, 7.09% (SOFR01M+175bps), 7/1/26(b) ....... 1,016 1,006

Victory Portfolios III
Victory Ultra Short-Term Bond Fund
9
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
The Chemours Co., 8.82% (SOFR01M+350bps), 8/18/28(b) ........................ $ 1,487 $ 1,443
2,449
Utilities (0.7%):
Calpine Corp., Term Loans, First Lien, 7.32% (SOFR01M+200bps), 4/1/26(b) ........... 982 981
Vistra Operations Co. LLC, 2018 Incremental Term Loans, First Lien, 7.07%
(SOFR01M+175bps), 12/31/25(b) ....................................... 1,466 1,465
2,446
Total Senior Secured Loans (Cost $10,822)
a
a
a
10,811
Corporate Bonds (28.2%)
Communication Services (0.9%):
Charter Communications Operating LLC/Charter Communications Operating Capital, 7.29%
(TSFR3M+191bps), 2/1/24, Callable 1/1/24 @ 100(b) ........................ 1,000 1,002
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%,
3/20/25, Callable 3/20/24 @ 100(a) ...................................... 1,035 1,023
Verizon Communications, 6.14% (SOFRINDX+79bps), 3/20/26(b) ................... 837 840
2,865
Consumer Discretionary (1.1%):
Association of American Medical Colleges, 2.12%, 10/1/24 ......................... 1,000 958
Nissan Motor Acceptance Co. LLC, 6.30% (TSFR3M+90bps), 3/8/24(a)(b) ............. 855 853
Nordstrom, Inc., 2.30%, 4/8/24, Callable 11/24/23 @ 100 .......................... 1,000 982
ZF North America Capital, Inc., 4.75%, 4/29/25(a) ............................... 1,000 966
3,759
Energy (1.3%):
EnLink Midstream Partners LP, 4.40%, 4/1/24, Callable 1/1/24 @ 100 ................. 948 933
Gray Oak Pipeline LLC, 2.60%, 10/15/25, Callable 9/15/25 @ 100(a) ................. 1,500 1,388
Midwest Connector Capital Co. LLC, 3.90%, 4/1/24, Callable 3/1/24 @ 100(a) ........... 1,000 988
NuStar Logistics LP, 5.75%, 10/1/25, Callable 7/1/25 @ 100 ........................ 600 582
Occidental Petroleum Corp., 3.20%, 8/15/26, Callable 6/15/26 @ 100 ................. 500 460
4,351
Financials (17.6%):
Alexander Funding Trust, 1.84%, 11/15/23(a) ................................... 1,000 998
Ally Financial, Inc., 5.75%, 11/20/25, Callable 10/21/25 @ 100(f) .................... 1,505 1,438
Antares Holdings LP, 3.95%, 7/15/26, Callable 6/15/26 @ 100(a) ..................... 1,000 899
Ares Capital Corp.
3.25%, 7/15/25, Callable 6/15/25 @ 100 .................................. 500 469
3.88%, 1/15/26, Callable 12/15/25 @ 100 ................................. 1,000 935
Assurant, Inc., 6.10%, 2/27/26, Callable 1/27/26 @ 100 ........................... 882 868
Athene Global Funding, 6.40% (US0003M+73bps), 1/8/24(a)(b) ..................... 1,590 1,588
Bank of America Corp., 6.04% (SOFR+69bps), 4/22/25, Callable 4/22/24 @ 100(b) ....... 500 499
Bank of America NA, 6.36% (SOFR+102bps), 8/18/26, Callable 7/17/26 @ 100(b) ........ 500 501
Blackstone Private Credit Fund, 7.05%, 9/29/25 ................................. 1,500 1,494
Blackstone Secured Lending Fund, 3.63%, 1/15/26, Callable 12/15/25 @ 100 ............ 1,000 923
Brighthouse Financial Global Funding, 6.11% (SOFR+76bps), 4/12/24(a)(b) ............ 1,300 1,295
Capital One Financial Corp., 4.17% (SOFR+137bps), 5/9/25, Callable 5/9/24 @ 100(b) ..... 1,000 980
Citigroup, Inc.
6.02% (SOFR+67bps), 5/1/25, Callable 5/1/24 @ 100(b) ....................... 500 498
6.05% (SOFR+69bps), 1/25/26, Callable 1/25/25 @ 100(b) ..................... 1,000 990
Citizens Bank NA, 6.06% (SOFR+145bps), 10/24/25, Callable 10/24/24 @ 100(b) ........ 1,700 1,629
Corebridge Global Funding, 5.75%, 7/2/26(a) ................................... 750 739
Credit Acceptance Corp.
5.13%, 12/31/24, Callable 11/20/23 @ 101.28(a) ............................ 400 387
6.63%, 3/15/26, Callable 11/20/23 @ 101.66(f) ............................. 500 476
DAE Funding LLC, 1.55%, 8/1/24, Callable 7/1/24 @ 100(a) ....................... 1,500 1,437
Enact Holdings, Inc., 6.50%, 8/15/25, Callable 2/15/25 @ 100(a) ..................... 1,250 1,228
Equitable Financial Life Global Funding, 5.50%, 12/2/25(a) ........................ 750 738
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 5/1/25, Callable 2/1/25 @ 100(a) ......... 750 733
Fifth Third Bancorp, 4.30%, 1/16/24, Callable 12/16/23 @ 100 ...................... 507 504

Victory Portfolios III
Victory Ultra Short-Term Bond Fund
10
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Fifth Third Bank NA, 5.85% (SOFRINDX+123bps), 10/27/25, Callable 10/27/24 @ 100(b) .. $ 1,000 $ 974
First Horizon Corp., 4.00%, 5/26/25, Callable 4/26/25 @ 100 ....................... 750 698
Ford Motor Credit Co. LLC, 2.30%, 2/10/25, Callable 1/10/25 @ 100 ................. 1,000 944
FS KKR Capital Corp.
1.65%, 10/12/24 .................................................... 857 817
4.13%, 2/1/25, Callable 1/1/25 @ 100(f) .................................. 1,000 964
Fulton Financial Corp., 4.50%, 11/15/24 ...................................... 885 855
GA Global Funding Trust
5.85% (SOFR+50bps), 9/13/24(a)(b) ..................................... 1,000 986
6.71% (SOFR+136bps), 4/11/25(a)(b) .................................... 380 377
Goldman Sachs Group, Inc., 5.85% (SOFR+50bps), 9/10/24, Callable 8/10/24 @ 100(b) .... 500 498
JPMorgan Chase & Co.
5.88% (SOFR+54bps), 6/1/25, Callable 6/1/24 @ 100(b) ....................... 500 498
6.12% (SOFR+77bps), 9/22/27, Callable 9/22/26 @ 100(b)(f) ................... 1,000 985
KeyCorp., 3.88% (SOFRINDX+125bps), 5/23/25, MTN, Callable 5/23/24 @ 100(b) ....... 1,650 1,577
Main Street Capital Corp., 5.20%, 5/1/24 ...................................... 1,000 990
Manufacturers & Traders Trust Co.
5.40%, 11/21/25, Callable 10/21/25 @ 100 ................................. 300 289
4.65%, 1/27/26, Callable 12/27/25 @ 100 ................................. 500 472
National Securities Clearing Corp., 5.15%, 5/30/25(a) ............................. 750 744
New York Life Global Funding
5.66% (SOFR+31bps), 4/26/24(a)(b) ..................................... 500 500
6.28% (SOFRINDX+93bps), 4/2/26(a)(b) ................................. 750 751
OWL Rock Capital Corp.
5.25%, 4/15/24, Callable 3/15/24 @ 100 .................................. 500 495
3.75%, 7/22/25, Callable 6/22/25 @ 100 .................................. 1,000 935
OWL Rock Core Income Corp., 3.13%, 9/23/26, Callable 8/23/26 @ 100 ............... 1,500 1,316
Pacific Life Global Funding II, 5.97% (SOFR+62bps), 6/4/26(a)(b) ................... 100 99
Penske Truck Leasing Co. LP/PTL Finance Corp., 5.75%, 5/24/26, Callable 4/24/26 @ 100(a) 750 738
Principal Life Global Funding II, 5.73% (SOFR+38bps), 8/23/24(a)(b) ................. 1,000 997
Protective Life Global Funding, 5.21%, 4/14/26(a) ............................... 1,000 975
Reliance Standard Life Global Funding II, 5.24%, 2/2/26(a) ........................ 1,000 971
Santander Holdings USA, Inc.
4.26% (SOFRINDX+138bps), 6/9/25, Callable 6/9/24 @ 100(b) ................. 665 650
5.81% (SOFR+233bps), 9/9/26, Callable 9/9/25 @ 100(b) ...................... 1,000 978
SLM Corp., 4.20%, 10/29/25, Callable 9/29/25 @ 100 ............................ 1,152 1,075
Starwood Property Trust, Inc., 3.75%, 12/31/24, Callable 9/30/24 @ 100(a) ............. 1,550 1,466
State Street Corp., 5.10% (SOFR+113bps), 5/18/26, Callable 5/18/25 @ 100(b) .......... 1,000 985
Synchrony Bank, 5.40%, 8/22/25, Callable 7/22/25 @ 100 ......................... 752 718
The Bank of New York Mellon Corp., 4.95% (SOFR+103bps), 4/26/27, Callable 4/26/26 @
100(b) ........................................................... 750 729
The Charles Schwab Corp., 5.86% (SOFRINDX+52bps), 5/13/26, Callable 4/13/26 @ 100(b)
(f) .............................................................. 1,500 1,470
The Goldman Sachs Group, Inc., 5.84% (SOFR+49bps), 10/21/24, Callable 9/21/24 @ 100(b) 1,000 996
The Huntington National Bank
6.53% (SOFRINDX+119bps), 5/16/25, Callable 5/16/24 @ 100(b) ............... 500 487
5.70% (SOFR+122bps), 11/18/25, Callable 11/18/24 @ 100(b) .................. 1,350 1,311
Truist Bank, 5.55% (SOFR+20bps), 1/17/24, Callable 11/20/23 @ 100(b) ............... 805 802
Truist Financial Corp., 5.75% (SOFR+40bps), 6/9/25, Callable 6/9/24 @ 100(b) .......... 1,000 976
United Financial Bancorp, Inc., 5.75%, 10/1/24 ................................. 1,000 935
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 9/17/24, Callable 6/17/24 @
100(a) ........................................................... 1,250 1,202
Wells Fargo Bank NA, 6.42% (SOFR+106bps), 8/7/26, Callable 7/7/26 @ 100(b) ......... 750 752
58,223
Health Care (0.3%):
Hikma Finance USA LLC, 3.25%, 7/9/25 ...................................... 500 468
Little Co. of Mary Hospital of Indiana, Inc., 1.97%, 11/1/25 ........................ 670 615
1,083

Victory Portfolios III
Victory Ultra Short-Term Bond Fund
11
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Industrials (3.0%):
American Airlines Pass Through Trust
4.38%, 6/15/24(a) .................................................. $ 623 $ 605
4.95%, 2/15/25 .................................................... 850 814
3.70%, 10/15/25 .................................................... 333 308
Aviation Capital Group LLC
4.38%, 1/30/24, Callable 12/30/23 @ 100(a) ............................... 673 669
4.88%, 10/1/25, Callable 7/1/25 @ 100(a) ................................. 1,000 962
Concentrix Corp., 6.65%, 8/2/26, Callable 7/2/26 @ 100 ........................... 1,500 1,490
Hexcel Corp., 4.95%, 8/15/25, Callable 5/15/25 @ 100 ............................ 1,000 974
Regal Rexnord Corp., 6.05%, 2/15/26(a) ...................................... 1,000 983
Spirit Airlines Pass Through Trust, 4.45%, 4/1/24 ................................ 1,610 1,572
United Airlines Pass Through Trust
4.30%, 8/15/25 .................................................... 692 657
4.88%, 1/15/26 .................................................... 825 779
9,813
Information Technology (0.2%):
Arrow Electronics, Inc., 6.13%, 3/1/26, Callable 3/1/24 @ 100 ...................... 685 680
Materials (0.3%):
Sasol Financing USA LLC, 5.88%, 3/27/24, Callable 2/27/24 @ 100 .................. 1,000 991
Real Estate (2.6%):
Boston Properties LP
3.80%, 2/1/24, Callable 12/8/23 @ 100 ................................... 350 347
3.20%, 1/15/25, Callable 10/15/24 @ 100 ................................. 1,000 957
Brixmor Operating Partnership LP, 3.85%, 2/1/25, Callable 11/1/24 @ 100 .............. 1,000 963
GLP Capital LP/GLP Financing II, Inc., 5.38%, 4/15/26, Callable 1/15/26 @ 100 ......... 1,500 1,441
Retail Opportunity Investments Partnership LP, 4.00%, 12/15/24, Callable 9/15/24 @ 100 ... 1,250 1,211
SBA Tower Trust, 2.84%, 1/15/25, Callable 1/15/24 @ 100(a) ....................... 1,000 955
SITE Centers Corp., 4.25%, 2/1/26, Callable 11/1/25 @ 100 ........................ 1,261 1,189
VICI Properties LP/VICI Note Co., Inc.
3.50%, 2/15/25, Callable 12/8/23 @ 100.88(a) .............................. 1,000 956
4.63%, 6/15/25, Callable 3/15/25 @ 100(a) ................................ 500 481
8,500
Utilities (0.9%):
Metropolitan Edison Co., 4.00%, 4/15/25(a) .................................... 1,500 1,440
National Fuel Gas Co., 5.50%, 10/1/26 ....................................... 750 734
NextEra Energy Capital Holdings, Inc., 6.05%, 3/1/25 ............................. 500 500
NRG Energy, Inc., 3.75%, 6/15/24, Callable 5/15/24 @ 100(a) ....................... 500 490
3,164
Total Corporate Bonds (Cost $95,145)
a
a
a
93,429
Yankee Dollars (16.2%)
Consumer Discretionary (0.5%):
International Game Technology PLC, 4.13%, 4/15/26, Callable 12/8/23 @ 102.06(a) ....... 1,030 970
Nissan Motor Co. Ltd.
3.52%, 9/17/25, Callable 8/17/25 @ 100(a) ................................ 416 394
4.35%, 9/17/27, Callable 7/17/27 @ 100(a) ................................ 500 453
1,817
Energy (1.0%):
Harvest Operations Corp., 1.00%, 4/26/24, Callable 12/8/23 @ 100(a) ................. 714 697
Petroleos Mexicanos, 4.25%, 1/15/25(f) ....................................... 1,000 959
TransCanada PipeLines Ltd., 6.87% (SOFRINDX+152bps), 3/9/26, Callable 3/9/24 @ 100(b) 1,500 1,504
3,160

Victory Portfolios III
Victory Ultra Short-Term Bond Fund
12
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Financials (12.0%):
ABN AMRO Bank NV
6.34% (H15T1Y+165bps), 9/18/27, Callable 9/18/26 @ 100(a)(b) ................ $ 480 $ 475
7.13% (SOFRINDX+178bps), 9/18/27, Callable 9/18/26 @ 100(a)(b) ............. 1,000 1,000
Avolon Holdings Funding Ltd., 2.88%, 2/15/25, Callable 1/15/25 @ 100(a) ............. 1,000 945
Bank of Montreal, 5.97% (SOFRINDX+62bps), 9/15/26, MTN(b) .................... 1,500 1,478
Barclays PLC
7.33% (H15T1Y+305bps), 11/2/26, Callable 11/2/25 @ 100(b) .................. 500 506
5.83% (SOFR+221bps), 5/9/27, Callable 5/9/26 @ 100(b) ...................... 1,000 976
Bpce SA
7.33% (SOFRINDX+198bps), 10/19/27, Callable 10/19/26 @ 100(a)(b) ............ 500 500
6.61% (SOFR+198bps), 10/19/27, Callable 10/19/26 @ 100(a)(b) ................ 500 498
Canadian Imperial Bank of Commerce, 6.57% (SOFR+122bps), 10/2/26(b) ............. 1,000 998
Commonwealth Bank of Australia, 5.87% (SOFR+52bps), 6/15/26(a)(b) ............... 1,500 1,492
Credit Agricole SA, 6.64% (SOFR+129bps), 7/5/26(a)(b) .......................... 750 755
Credit Suisse AG, 5.86% (SOFRINDX+39bps), 2/2/24(b)(f) ........................ 1,000 998
Danske Bank A/S
0.98%, 9/10/25, Callable 9/10/24 @ 100(a) ................................ 1,000 952
6.26% (H15T1Y+118bps), 9/22/26, Callable 9/22/25 @ 100(a)(b) ................ 500 499
Deutsche Bank AG
4.50%, 4/1/25 ..................................................... 1,000 958
3.96% (SOFR+258bps), 11/26/25, Callable 11/26/24 @ 100(b) .................. 603 582
Element Fleet Management Corp., 6.27%, 6/26/26, Callable 5/26/26 @ 100(a) ........... 1,000 994
Enel Finance International NV, 6.80%, 10/14/25(a) ............................... 500 506
HSBC Holdings PLC
6.78% (SOFR+143bps), 3/10/26, Callable 3/10/25 @ 100(b) .................... 1,000 1,002
6.91% (SOFR+157bps), 8/14/27, Callable 8/14/26 @ 100(b) .................... 600 601
ING Groep NV
6.99% (SOFRINDX+164bps), 3/28/26, Callable 3/28/25 @ 100(b) ............... 500 503
6.36% (SOFRINDX+101bps), 4/1/27, Callable 4/1/26 @ 100(b) ................. 500 493
6.91% (SOFR+156bps), 9/11/27, Callable 9/11/26 @ 100(b) .................... 500 500
Lloyds Banking Group PLC
3.51% (H15T1Y+160bps), 3/18/26, Callable 3/18/25 @ 100(b) .................. 750 719
6.92% (SOFRINDX+156bps), 8/7/27, Callable 8/7/26 @ 100(b) ................. 500 500
5.99% (H15T1Y+148bps), 8/7/27, Callable 8/7/26 @ 100(b) .................... 500 493
Macquarie Group Ltd., 6.06% (SOFR+71bps), 10/14/25, Callable 10/14/24 @ 100(a)(b) .... 1,500 1,489
Mitsubishi UFJ Financial Group, Inc., 6.28% (SOFR+94bps), 2/20/26, Callable 2/20/25 @
100(b) ........................................................... 1,185 1,183
Mizuho Financial Group, Inc., 6.30% (SOFR+96bps), 5/22/26, Callable 5/22/25 @ 100(b) ... 1,000 997
National Australia Bank Ltd., 6.00% (SOFR+65bps), 1/12/27(a)(b) ................... 1,250 1,242
Nationwide Building Society, 6.56% (SOFR+191bps), 10/18/27, Callable 10/18/26 @ 100(a)
(b) ............................................................. 500 499
NatWest Markets PLC
6.80% (SOFR+145bps), 3/22/25(a)(b) .................................... 500 502
6.11% (SOFR+76bps), 9/29/26(a)(b)(f) ................................... 1,000 981
Nordea Bank Abp, 6.31% (SOFR+96bps), 6/6/25(a)(b) ............................ 500 501
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(a) ................................ 500 497
Phoenix Group Holdings PLC, 5.38%, 7/6/27, MTN .............................. 500 460
Royal Bank of Canada
5.71% (SOFRINDX+36bps), 7/29/24(b) .................................. 1,000 998
6.06% (SOFRINDX+59bps), 11/2/26, MTN(b)(f) ............................ 500 492
Santander UK Group Holdings PLC
1.09% (SOFR+79bps), 3/15/25, Callable 3/15/24 @ 100(b) ..................... 1,000 976
6.83% (SOFR+275bps), 11/21/26, Callable 11/21/25 @ 100(b) .................. 500 499
Societe Generale SA, 6.40% (SOFR+105bps), 1/21/26, Callable 1/21/25 @ 100(a)(b) ...... 1,700 1,688
Standard Chartered PLC
3.79% (US0003M+156bps), 5/21/25, Callable 5/21/24 @ 100(a)(b) ............... 351 345
7.78% (H15T1Y+310bps), 11/16/25, Callable 11/16/24 @ 100(a)(b) .............. 750 760
7.28% (SOFR+193bps), 7/6/27, Callable 7/6/26 @ 100(a)(b)(f) .................. 500 502
Sumitomo Mitsui Trust Bank Ltd., 5.79% (SOFR+44bps), 9/16/24(a)(b) ................ 1,000 997
The Bank of Nova Scotia, 5.89% (SOFRINDX+55bps), 3/2/26(b) .................... 1,250 1,234
The Toronto-Dominion Bank, 5.94% (SOFR+59bps), 9/10/26(b) ..................... 1,500 1,476

Victory Portfolios III
Victory Ultra Short-Term Bond Fund
13
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Westpac Banking Corp., 5.87% (SOFR+52bps), 6/3/26(b) .......................... $ 1,500 $ 1,491
39,732
Industrials (0.8%):
Air Canada Pass Through Trust, 4.13%, 5/15/25(a) ............................... 1,085 1,021
Aircastle Ltd., 4.13%, 5/1/24, Callable 2/1/24 @ 100 ............................. 750 740
The Weir Group PLC, 2.20%, 5/13/26, Callable 4/13/26 @ 100(a) .................... 900 808
2,569
Information Technology (0.2%):
SK Hynix, Inc., 6.25%, 1/17/26(a) ........................................... 750 747
Materials (1.4%):
Endeavour Mining PLC, 5.00%, 10/14/26, Callable 12/8/23 @ 102.5(a) ................ 500 439
NOVA Chemicals Corp., 4.88%, 6/1/24, Callable 3/3/24 @ 100(a) .................... 1,312 1,291
OCI NV, 4.63%, 10/15/25, Callable 12/8/23 @ 101.16(a) .......................... 1,504 1,431
POSCO Holdings, Inc., 2.50%, 1/17/25(a) ..................................... 510 490
Syngenta Finance NV, 4.89%, 4/24/25, Callable 2/24/25 @ 100(a) .................... 1,000 976
4,627
Real Estate (0.3%):
Scentre Group Trust 1/Scentre Group Trust 2, 3.63%, 1/28/26, Callable 12/28/25 @ 100(a) .. 1,000 949
Total Yankee Dollars (Cost $54,356)
a
a
a
53,601
Municipal Bonds (1.0%)
California (0.3%):
California Statewide Communities Development Authority Revenue, 1.31%, 4/1/25 ....... 500 465
Golden State Tobacco Securitization Corp. Revenue, Series B, 0.99%, 6/1/24 ............ 500 486
951
Guam (0.1%):
Antonio B Won Pat International Airport Authority Revenue, Series A, 2.50%, 10/1/25 ..... 300 277
Indiana (0.1%):
Indiana Finance Authority Revenue, 1.72%, 11/15/23 ............................. 300 300
New Jersey (0.1%):
South Jersey Transportation Authority Revenue, Series B, 2.10%, 11/1/24 ............... 500 481
Pennsylvania (0.3%):
Allegheny County IDA Revenue (LOC - PNC Financial Services Group), 5.44%, 11/1/27,
Callable 12/1/23 @ 100(g) ............................................ 1,000 1,000
Texas (0.1%):
San Antonio Education Facilities Corp. Revenue, 1.74%, 4/1/25 ...................... 255 238
Total Municipal Bonds (Cost $3,355)
a
a
a
3,247
U.S. Government Agency Mortgages (1.6%)
Federal Home Loan Banks
5.50%, 8/21/25 .................................................... 1,000 995
5.72%, 11/28/25 .................................................... 1,000 997
5.60%, 7/17/26 .................................................... 575 570
5.55%, 8/28/26 .................................................... 500 499
3,061
Government National Mortgage Association
Class AB, 6.00%(h) ................................................. 750 741
Series 2023-128, Class KA, 6.00%, 6/20/47 ................................ 495 493
Series 2023-131, Class P, 5.50%, 6/20/48 ................................. 499 489

Victory Portfolios III
Victory Ultra Short-Term Bond Fund
14
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Series 2023-149, Class D, 5.50%, 9/20/47 ................................. $ 500 $ 488
2,211
Total U.S. Government Agency Mortgages (Cost $5,290)
a
a
a
5,272
U.S. Treasury Obligations (3.7%)
U.S. Treasury Bills, 5.40%, 12/7/23(i) ........................................ 1,000 995
U.S. Treasury Notes
2.75%, 2/15/24 .................................................... 1,500 1,488
2.38%, 2/29/24 .................................................... 1,000 990
2.25%, 4/30/24 .................................................... 1,000 984
2.50%, 4/30/24 .................................................... 1,000 985
3.00%, 6/30/24 .................................................... 1,000 984
3.00%, 7/31/24 .................................................... 1,000 982
4.25%, 9/30/24 .................................................... 1,000 989
4.38%, 10/31/24 .................................................... 2,000 1,979
4.50%, 11/30/24 .................................................... 1,000 989
4.13%, 1/31/25 .................................................... 1,000 986
Total U.S. Treasury Obligations (Cost $12,371)
a
a
a
12,351
Commercial Paper (12.8%)
Consumer Discretionary (0.6%):
AutoNation, Inc.
5.91%, 11/2/23(a)(i) ................................................. 1,000 999
5.96%, 11/14/23(a)(i) ................................................ 1,000 998
1,997
Consumer Staples (0.7%):
ConAgra Brands, Inc.
5.70%, 11/8/23(a)(i) ................................................. 1,200 1,199
5.71%, 11/10/23(a)(i) ................................................ 1,000 998
2,197
Energy (4.2%):
Enterprise Products Oper, 5.42%, 11/1/23(a)(i) .................................. 2,500 2,500
Marathon Oil Corp.
5.43%, 11/6/23(a)(i) ................................................. 1,000 999
5.48%, 11/14/23(a)(i) ................................................ 1,500 1,497
Ovintiv, Inc.
6.12%, 11/17/23(i) .................................................. 1,000 997
6.15%, 11/20/23(i) .................................................. 2,500 2,492
Plains All Amer Pipeline, 5.42%, 11/2/23(a)(i) .................................. 1,000 1,000
Plains All American Pipeline LP, 5.66%, 11/3/23(a)(i) ............................. 1,500 1,499
Targa Resources Corp.
5.15%, 11/6/23(a)(i) ................................................. 500 499
5.19%, 11/13/23(a)(i) ................................................ 500 499
5.19%, 11/14/23(a)(i) ................................................ 1,000 998
5.21%, 11/17/23(a)(i) ................................................ 500 499
5.23%, 11/20/23(a)(i) ................................................ 500 498
13,977
Financials (1.3%):
Brookfield Corporate Treasury Ltd.
5.49%, 11/7/23(a)(i) ................................................. 1,000 999
5.49%, 11/8/23(a)(i) ................................................. 1,000 999
5.51%, 11/16/23(a)(i) ................................................ 1,000 998

Victory Portfolios III
Victory Ultra Short-Term Bond Fund
15
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Syngenta Wilmington, 5.86%, 11/7/23(a)(i) .................................... $ 1,500 $ 1,498
4,494
Industrials (1.2%):
Global Payments, Inc., 5.91%, 11/6/23(i) ...................................... 2,000 1,998
Quanta Services, Inc.
5.77%, 11/9/23(a)(i) ................................................. 1,000 998
5.80%, 11/15/23(a)(i) ................................................ 1,000 998
3,994
Information Technology (0.6%):
Jabil, Inc.
6.09%, 11/8/23(a)(i) ................................................. 1,000 999
6.10%, 11/13/23(a)(i) ................................................ 1,000 998
1,997
Materials (1.4%):
Albemarle Corp.
5.71%, 11/1/23(a)(i) ................................................. 1,000 1,000
5.73%, 11/6/23(a)(i) ................................................. 1,000 999
5.74%, 11/9/23(a)(i) ................................................. 1,000 998
International Flavors Fragnance
5.47%, 11/13/23(a)(i) ................................................ 1,000 998
5.48%, 11/14/23(a)(i) ................................................ 500 499
4,494
Real Estate (0.6%):
Crown Castle International Corp.
5.70%, 11/1/23(a)(i) ................................................. 1,000 1,000
5.79%, 11/14/23(a)(i) ................................................ 1,000 998
1,998
Utilities (2.2%):
Alliant Energy, 5.42%, 11/1/23(a)(i) ......................................... 2,500 2,499
Evergy Kansas Central, 5.52%, 11/1/23(a)(i) ................................... 1,700 1,700
The AES Corp.
6.02%, 11/2/23(i) ................................................... 2,525 2,524
5.87%, 12/5/23(i) ................................................... 600 597
7,320
Total Commercial Paper (Cost $42,472)
a
a
a
42,468
Shares
Collateral for Securities Loaned (1.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.26%(j) ........ 1,082,109 1,082
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.29%(j) ............ 1,082,109 1,082
Invesco Government & Agency Portfolio, Institutional Shares, 5.28%(j) ................ 1,082,109 1,082
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.25%(j) . 1,082,109 1,082
Total Collateral for Securities Loaned (Cost $4,328)
a
a
a
4,328
Total Investments (Cost $344,939) — 102.5% 339,002
Liabilities in excess of other assets — (2.5)% (8,405)
NET ASSETS - 100.00% $ 330,597
At October 31, 2023, the Fund's investments in foreign securities were 20.0% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of October 31, 2023, the fair value of these securities was
$204,226 (thousands) and amounted to 61.8% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of October 31, 2023.

Victory Portfolios III
Victory Ultra Short-Term Bond Fund
16
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at October 31, 2023.
(d) Security is interest only.
(e) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(f) All or a portion of this security is on loan.
(g) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(h) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(i) Rate represents the effective yield at October 31, 2023.
(j) Rate disclosed is the daily yield on October 31, 2023.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of October 31, 2023.
IDA
—
Industrial Development Authority
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of  October 31, 2023.
SOFR01M
—
1 Month SOFR, rate disclosed as of October 31, 2023.
SOFR03M
—
3 Month SOFR, rate disclosed as of October 31, 2023.
SOFR30A
—
30 day average of SOFR, rate disclosed as of October 31, 2023.
TSFR1M
—
1 month Term SOFR, rate disclosed as of October 31, 2023.
TSFR3M
—
3 month Term SOFR, rate disclosed as of October 31, 2023.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of October 31, 2023, based on the last reset date of the security.
Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
LOC—Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

Statement of Assets and Liabilities
October 31, 2023
17
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Ultra
Short-Term Bond
Fund
Assets:
Investments, at value (Cost $344,939) $ 339,002(a)
Cash 1,542
Receivables:
Interest 1,944
Capital shares issued 697
Investments sold 971
From Adviser 10
Prepaid expenses 21
Total Assets 344,187
Liabilities:
Payables:
Collateral received on loaned securities 4,328
Distributions 30
Investments purchased 8,694
Capital shares redeemed 367
Accrued expenses and other payables:
Investment advisory fees 76
Administration fees 34
Transfer agent fees 26
Compliance fees —(b)
12b-1 fees —(b)
Other accrued expenses 35
Total Liabilities 13,590
Commitments and contingencies (Note 4 )
Net Assets:
Capital 339,348
Total accumulated earnings/(loss) (8,751)
Net Assets $ 330,597
Net Assets
Fund Shares $ 158,052
Institutional Shares 159,651
Class A 310
Class R6 12,584
Total $ 330,597
Shares (unlimited number of shares authorized with no par value):
Fund Shares 15,964
Institutional Shares 16,123
Class A 31
Class R6 1,270
Total 33,388
Net asset value, offering and redemption price per share:(c)
Fund Shares $ 9.90
Institutional Shares 9.90
Class A 9.90
Class R6 9.91
(a) Includes $4,215 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended October 31, 2023
18
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Ultra
Short-Term Bond
Fund
Investment Income:
Interest $ 8,803
Securities lending (net of fees) 25
Total Income 8,828
Expenses:
Investment advisory fees 454
Administration fees — Fund Shares 122
Administration fees — Institutional Shares 75
Administration fees — Class A —(a)
Administration fees — Class R6 2
Sub-Administration fees 12
12b-1 fees — Class A —(a)
Custodian fees 9
Transfer agent fees — Fund Shares 74
Transfer agent fees — Institutional Shares 75
Transfer agent fees — Class A —(a)
Transfer agent fees — Class R6 —(a)
Trustees' fees 24
Compliance fees 1
Legal and audit fees 33
State registration and filing fees 64
Other expenses 38
Recoupment of prior expenses waived/reimbursed by Adviser 16
Total Expenses 999
Expenses waived/reimbursed by Adviser (26)
Net Expenses 973
Net Investment Income (Loss) 7,855
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (54)
Net change in unrealized appreciation/depreciation on investment securities (184)
Net realized/unrealized gains (losses) on investments (238)
Change in net assets resulting from operations $ 7,617
(a) Rounds to less than $1 thousand.

19
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Ultra Short-Term Bond Fund
Six Months
Ended
October
31, 2023
(Unaudited)
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 7,855 $ 4,239 $ 5,870
Net realized gains (losses) (54) (294) (200)
Net change in unrealized appreciation/depreciation (184) 1,897 (7,968)
Change in net assets resulting from operations 7,617 5,842 (2,298)
Distributions to Shareholders:
Fund Shares (3,952) (2,380) (3,697)
Institutional Shares (3,714) (1,788) (2,094)
Class A (5) (2) (15)
Class R6 (189) (74) (82)
Change in net assets resulting from distributions to shareholders (7,860) (4,244) (5,888)
Change in net assets resulting from capital transactions 16,319 36,038 (7,704)
Change in net assets 16,076 37,636 (15,890)
Net Assets:
Beginning of period 314,521 276,885 292,775
End of period $ 330,597 $ 314,521 $ 276,885
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.

20
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Ultra Short-Term Bond Fund
Six Months
Ended
October
31, 2023
(Unaudited)
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 10,256 $ 6,792 $ 26,263
Distributions reinvested 3,857 2,312 3,566
Cost of shares redeemed (22,258) (13,174) (66,006)
Total Fund Shares $ (8,145) $ (4,070) $ (36,177)
Institutional Shares
Proceeds from shares issued $ 60,671 $ 50,702 $ 88,727
Distributions reinvested 3,628 1,786 2,091
Cost of shares redeemed (47,662) (11,990) (65,575)
Total Institutional Shares $ 16,637 $ 40,498 $ 25,243
Class A
Proceeds from shares issued $ 305 $ 30 $ 1,934
Distributions reinvested 3 1 1
Cost of shares redeemed (132) (30) (1,854)
Total Class A $ 176 $ 1 $ 81
Class R6
Proceeds from shares issued $ 8,828 $ 202 $ 4,293
Distributions reinvested 189 74 82
Cost of shares redeemed (1,366) (667) (1,226)
Total Class R6 $ 7,651 $ (391) $ 3,149
Change in net assets resulting from capital transactions $ 16,319 $ 36,038 $ (7,704)
Share Transactions:
Fund Shares
Issued 1,035 686 2,644
Reinvested 389 233 361
Redeemed (2,246) (1,330) (6,648)
Total Fund Shares (822) (411) (3,643)
Institutional Shares
Issued 6,126 5,119 8,886
Reinvested 366 180 212
Redeemed (4,814) (1,210) (6,615)
Total Institutional Shares 1,678 4,089 2,483
Class A
Issued 30 3 196
Reinvested —(b) —(b) —(b)
Redeemed (13) (3) (188)
Total Class A 17 —(b) 8
Class R6
Issued 890 20 435
Reinvested 19 7 8
Redeemed (138) (67) (124)
Total Class R6 771 (40) 319
Change in Shares 1,644 3,638 (833)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Rounds to less than 1 thousand shares.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
21
See notes to financial statements.
Victory Ultra Short-Term Bond Fund
Fund Shares
Six Months
Ended
October
31, 2023
(Unaudited)
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of
Period $9.91 $9.85 $10.12 $10.13 $10.05 $9.89 $9.97
Investment Activities:
Net investment income (loss) 0.24(b) 0.14(b) 0.19(b) 0.09(b) 0.20(b) 0.27(b) 0.22
Net realized and unrealized
gains (losses) (0.01) 0.06 (0.26) (0.01) 0.08 0.16 (0.08)
Total from Investment
Activities 0.23 0.20 (0.07) 0.08 0.28 0.43 0.14
Distributions to Shareholders
from:
Net investment income (0.24) (0.14) (0.20) (0.09) (0.20) (0.27) (0.22)
Total Distributions (0.24) (0.14) (0.20) (0.09) (0.20) (0.27) (0.22)
Net Asset Value, End of Period $9.90 $9.91 $9.85 $10.12 $10.13 $10.05 $9.89
Total Return(c)(d) 2.38% 2.05% (0.68)% 0.80% 2.81% 4.37% 1.40%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.65% 0.66% 0.63% 0.62% 0.60% 0.61% 0.60%
Net Investment Income
(Loss)(e) 4.88% 4.32% 1.96% 0.89% 2.01% 2.69% 2.19%
Gross Expenses(e)(h) 0.65% 0.68% 0.63% 0.62% 0.60% 0.61% 0.60%
Supplemental Data:
Net Assets at end of period
(000's) $158,052 $166,303 $169,400 $210,831 $212,503 $275,168 $283,769
Portfolio Turnover(c)(i) 22% 15% 45% 57% 39% 59% 48%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
22
See notes to financial statements.
Victory Ultra Short-Term Bond Fund
Institutional Shares
Six Months
Ended
October
31, 2023
(Unaudited)
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of
Period $9.91 $9.85 $10.12 $10.13 $10.05 $9.89 $9.97
Investment Activities:
Net investment income (loss) 0.25(b) 0.15(b) 0.20(b) 0.10(b) 0.19(b) 0.27(b) 0.22
Net realized and unrealized
gains (losses) (0.01) 0.05 (0.26) (0.01) 0.09 0.16 (0.08)
Total from Investment
Activities 0.24 0.20 (0.06) 0.09 0.28 0.43 0.14
Distributions to Shareholders
from:
Net investment income (0.25) (0.14) (0.21) (0.10) (0.20) (0.27) (0.22)
Total Distributions (0.25) (0.14) (0.21) (0.10) (0.20) (0.27) (0.22)
Net Asset Value, End of Period $9.90 $9.91 $9.85 $10.12 $10.13 $10.05 $9.89
Total Return(c)(d) 2.41% 2.07% (0.62)% 0.87% 2.87% 4.43% 1.45%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.58% 0.58% 0.57% 0.55% 0.56% 0.55% 0.55%
Net Investment Income
(Loss)(e) 4.96% 4.45% 2.03% 0.96% 1.86% 2.75% 2.25%
Gross Expenses(e)(h) 0.59% 0.60% 0.67% 0.55% 0.63% 0.64% 0.77%
Supplemental Data:
Net Assets at end of period
(000's) $159,651 $143,135 $102,043 $79,662 $56,042 $9,842 $8,433
Portfolio Turnover(c)(i) 22% 15% 45% 57% 39% 59% 48%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

23
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Ultra Short-Term Bond Fund
Class A
Six Months
Ended
October
31, 2023
(Unaudited)
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
June 29,
2020(b)
through
December 31,
2020
Net Asset Value, Beginning of Period $9.91 $9.85 $10.12 $10.13 $9.90
Investment Activities:
Net investment income (loss)(c) 0.23 0.13 0.27 0.07 0.07
Net realized and unrealized gains (losses) (0.01) 0.06 (0.36) (0.01) 0.23
Total from Investment Activities 0.22 0.19 (0.09) 0.06 0.30
Distributions to Shareholders from:
Net investment income (0.23) (0.13) (0.18) (0.07) (0.07)
Total Distributions (0.23) (0.13) (0.18) (0.07) (0.07)
Net Asset Value, End of Period $9.90 $9.91 $9.85 $10.12 $10.13
Total Return (excludes sales charge)(d)(e) 2.24% 1.96% (0.91)% 0.57% 3.02%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.91% 0.92% 0.85% 0.85% 0.84%
Net Investment Income (Loss)(f) 4.66% 4.07% 2.77% 0.65% 1.32%
Gross Expenses(f)(i) 9.58% 11.79% 2.73% 14.86% 108.95%
Supplemental Data:
Net Assets at end of period (000's) $310 $135 $133 $59 $19
Portfolio Turnover(d)(j) 22% 15% 45% 57% 39%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning June 29, 2020, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning June 29, 2020, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
24
See notes to financial statements.
Victory Ultra Short-Term Bond Fund
Class R6
Six Months
Ended
October
31, 2023
(Unaudited)
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of
Period $9.92 $9.86 $10.12 $10.13 $10.05 $9.88 $9.97
Investment Activities:
Net investment income (loss) 0.26(b) 0.15(b) 0.25(b) 0.11(b) 0.21(b) 0.29(b) 0.24
Net realized and unrealized
gains (losses) (0.02) 0.06 (0.30) (0.02) 0.09 0.17 (0.09)
Total from Investment
Activities 0.24 0.21 (0.05) 0.09 0.30 0.46 0.15
Distributions to Shareholders
from:
Net investment income (0.25) (0.15) (0.21) (0.10) (0.22) (0.29) (0.24)
Total Distributions (0.25) (0.15) (0.21) (0.10) (0.22) (0.29) (0.24)
Net Asset Value, End of Period $9.91 $9.92 $9.86 $10.12 $10.13 $10.05 $9.88
Total Return(c)(d) 2.49% 2.12% (0.43)% 0.91% 3.02% 4.70% 1.51%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.42% 0.44% 0.47% 0.48% 0.41% 0.39% 0.39%
Net Investment Income
(Loss)(e) 5.15% 4.53% 2.56% 1.09% 2.15% 2.92% 2.41%
Gross Expenses(e)(h) 0.64% 0.83% 0.83% 0.49% 0.51% 0.80% 0.69%
Supplemental Data:
Net Assets at end of period
(000's) $12,584 $4,948 $5,309 $2,223 $7,648 $6,518 $4,980
Portfolio Turnover(c)(i) 22% 15% 45% 57% 39% 59% 48%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
October 31, 2023
Victory Portfolios III
25
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the "Fund"):
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the
Board.
Portfolio securities listed or traded on securities exchanges, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Ultra Short-Term Bond Fund Ultra Short-Term Bond Fund Fund Shares, Institutional Shares,
Class A, and Class R6

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
26
(Unaudited)
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of October 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of October 31, 2023, there were no transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place.  If the Fund owns delayed-
delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage
Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the
Level 1 Level 2 Level 3 Total
Ultra Short-Term Bond Fund
Asset-Backed Securities ......................................... $ — $ 71,630 $ — $ 71,630
Collateralized Loan Obligations ................................... — 9,223 — 9,223
Collateralized Mortgage Obligations ................................ — 32,642 — 32,642
Senior Secured Loans ........................................... — 10,811 — 10,811
Corporate Bonds .............................................. — 93,429 — 93,429
Yankee Dollars ............................................... — 53,601 — 53,601
Municipal Bonds .............................................. — 3,247 — 3,247
U.S. Government Agency Mortgages ................................ — 5,272 — 5,272
U.S. Treasury Obligations ........................................ — 12,351 — 12,351
Commercial Paper ............................................. — 42,468 — 42,468
Collateral for Securities Loaned ................................... 4,328 — — 4,328
Total ....................................................... $ 4,328 $ 334,674 $ — $ 339,002

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
27
(Unaudited)
Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie
Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Leveraged Loans:
The Fund may invest in leveraged loans, a type of bank loan. Leveraged loans are adjustable-rate bank loans made to companies rated below investment grade. The interest rates on leveraged loans are reset periodically based upon the fluctuations of a base interest rate such as the
Secured Overnight Financing Rate (“SOFR”) and a “spread” above that base interest rate that represents a risk premium to the lending banks and/or other participating investors. Many bank loans bear an adjustable rate of interest; however, leveraged loans provide for a greater “spread”
over the base interest rate than other bank loans because they are considered to represent a greater credit risk. Because they are perceived to represent a greater credit risk, leveraged loans possess certain attributes that are similar to high-yield securities. However, because they are often secured by collateral of the borrower, leveraged loans possess certain attributes that are similar to other bank loans.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.
The Fund may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statement of Operations.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of October 31, 2023.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the six months ended October 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Ultra Short-Term Bond Fund ......................................... $ 4,215 $ — $ 4,328

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
28
(Unaudited)
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended October 31, 2023, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the six months ended October 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Ultra Short Obligations Funds Index. The Lipper Ultra Short Obligations Funds Index tracks the total return performance of the largest funds within the Lipper Ultra Short Obligations Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class’ annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Ultra Short Obligations Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Ultra Short-Term Bond Fund ........................................ $ 66,733 $ 59,176 $ 11,210 $ 1
Over/Under
Performance
Relative to Index
Annual Adjustment
Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
29
(Unaudited)
For the six months ended October 31, 2023, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
October 31, 2023, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, 0.15%, and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, Class A, and Class R6, respectively. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares, Class A, and Class R6 are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, 0.10%, and 0.01%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended
October 31, 2023, are reflected on the Statement of Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended October 31, 2023, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended October 31, 2023, the Distributor did not receive any commissions.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
October 31, 2023, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the
Ultra Short-Term Bond Fund Fund Shares
Institutional
Shares Class A Class R6
in thousands $ 48 $ 22 $ —(a) $ 1
as annual % rate 0.06% 0.03% 0.06% 0.03%
(a) Rounds to less than $1 thousand.

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
30
(Unaudited)
Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of October 31, 2023, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at October 31, 2023. For the six months ended October 31, 2023, recoupment in the amount of $16 thousand was paid to the Adviser.
As of October 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands).
* Amount expires by December 31, 2023.
** Amount expires by December 31, 2024.
*** Amount expires by December 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended October 31, 2023.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Debt Securities Risk  — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.
Credit Risk — The fixed-income securities in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-
income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
Management Risk — The Fund is actively managed, and the investment techniques and risk analyses used by the Fund's portfolio managers may not produce the desired results.
LIBOR Discontinuation Risk — The terms of some floating rate loans and other instruments that were previously tied to the London Interbank
Offered Rate ("LIBOR"), which functioned as a reference rate or benchmark for these instruments but was discontinued as a floating rate benchmark have recently transitioned from, or continue to be tied to USD LIBOR synthetic rates that continue to be published until September
30, 2024. SOFR has largely been used as a new reference rate for new instruments. There is no assurance that proposed replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
In effect until August 31, 2024
Fund Shares Institutional Shares Class A Class R6
Ultra Short-Term Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.60% 0.55% 0.85% 0.39%
Expires
2023
*
Expires
2024
**
Expires
2025
***
Expires
2026
Expires
2027 Total
Ultra Short-Term Bond Fund .................... $ 4 $ 11 $ 124 $ 19 $ 26 $ 184

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
31
(Unaudited)
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended October 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended October 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended October 31, 2023.
7. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month.  Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended April 30, 2023, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands).
8. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Short-Term
Amount
Long-Term
Amount Total
Ultra Short-Term Bond Fund .............................................. $ (1,984) $ (801) $ (2,785)

Supplemental Information
October 31, 2023
Victory Portfolios III
32
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2023, through October 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
5/1/23
Actual
Ending
Account
Value
10/31/23
Hypothetical
Ending
Account
Value
10/31/23
Actual
Expenses
Paid During
Period
5/1/23 - 10/31/23*
Hypothetical
Expenses
Paid During
Period
5/1/23 - 10/31/23*
Annualized
Expense Ratio
During Period
5/1/23 - 10/31/23
Ultra Short-Term Bond Fund
Fund Shares ............................ $ 1,000.00 $ 1,023.80 $ 1,021.87 $ 3.31 $ 3.30 0.65%
Institutional Shares ....................... 1,000.00 1,024.10 1,022.22 2.95 2.95 0.58%
Class A ............................... 1,000.00 1,022.40 1,020.56 4.63 4.62 0.91%
Class R6 .............................. 1,000.00 1,024.90 1,023.03 2.14 2.14 0.42%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Supplemental Information
October 31, 2023
Victory Portfolios III
33
(Unaudited)
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
October 31, 2023
Victory Portfolios III
34
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
October 31, 2023
Victory Portfolios III
35
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
94422-1223

October 31, 2023
Semi Annual Report
Victory Value Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Investment Objective and Portfolio Holdings 2
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
7
Statement of Operations
8
Statements of Changes in Net Assets
9
Financial Highlights
11
Notes to Financial Statements 14
Supplemental Information
Proxy Voting and Portfolio Holdings Information
20
Expense Examples
20
Privacy Policy
21

2
Victory Portfolios III
Victory Value Fund
October 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks long-term growth of capital.
Top 10 Holdings*:
October 31, 2023
(% of Net Assets)
Top Sectors*:
October 31, 2023
(% of Net Assets)
Does not include futures contracts and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Fairfax Financial Holdings Ltd.
2.8%
Markel Group, Inc.
2.2%
Alphabet, Inc., Class A
2.1%
The Progressive Corp.
2.1%
Johnson & Johnson
2.0%
Merck & Co., Inc.
1.9%
JPMorgan Chase & Co.
1.8%
UnitedHealth Group, Inc.
1.7%
Marathon Oil Corp.
1.6%
The Cigna Group
1.6%
Financials
21.7%
Health Care
18.2%
Industrials
13.7%
Information Technology
8.1%
Energy
7.1%
Consumer Staples
6.6%
Consumer Discretionary
5.7%
Communication Services
5.1%
Utilities
4.6%
Materials
4.2%

Schedule of Portfolio Investments
October 31, 2023
Victory Portfolios III
Victory Value Fund
3
(Unaudited)
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Shares Value
Common Stocks (98.8%)
Communication Services (5.1%):
Alphabet, Inc. , Class A (a) ................................................. 190,942 $ 23,692
AT&T, Inc. ........................................................... 259,303 3,993
Comcast Corp. , Class A .................................................. 179,278 7,402
Meta Platforms, Inc. , Class A (a) ............................................ 21,421 6,453
Playtika Holding Corp. (a) ................................................. 244,998 2,058
TKO Group Holdings, Inc. ................................................ 87,700 7,190
Verizon Communications, Inc. .............................................. 148,579 5,220
56,008
Consumer Discretionary (5.7%):
Amazon.com, Inc. (a) .................................................... 17,800 2,369
AutoNation, Inc. (a) ..................................................... 32,979 4,290
Bath & Body Works, Inc. ................................................. 74,883 2,220
Best Buy Co., Inc. ...................................................... 56,232 3,758
Deckers Outdoor Corp. (a) ................................................. 7,291 4,353
Ford Motor Co. ........................................................ 350,068 3,413
LKQ Corp. ........................................................... 229,395 10,075
Mattel, Inc. (a) ......................................................... 309,600 5,907
Penske Automotive Group, Inc. ............................................. 23,894 3,419
PulteGroup, Inc. ........................................................ 52,438 3,859
The Home Depot, Inc. ................................................... 17,585 5,006
Ulta Beauty, Inc. (a) ..................................................... 5,103 1,946
Whirlpool Corp. ........................................................ 19,073 1,994
Williams-Sonoma, Inc. ................................................... 40,428 6,074
Yum! Brands, Inc. ...................................................... 34,361 4,153
62,836
Consumer Staples (6.6%):
Altria Group, Inc. ....................................................... 142,258 5,715
Archer-Daniels-Midland Co. ............................................... 44,262 3,168
Colgate-Palmolive Co. ................................................... 36,905 2,772
Keurig Dr Pepper, Inc. ................................................... 480,092 14,561
Mondelez International, Inc. , Class A ......................................... 167,200 11,070
Philip Morris International, Inc. ............................................. 60,069 5,356
Target Corp. .......................................................... 17,235 1,909
The Kroger Co. ........................................................ 92,315 4,188
The Procter & Gamble Co. ................................................ 45,030 6,756
U.S. Foods Holding Corp. (a) ............................................... 268,600 10,459
Walmart, Inc. .......................................................... 45,522 7,439
73,393
Energy (7.1%):
APA Corp. ............................................................ 59,585 2,367
Chevron Corp. ......................................................... 53,800 7,840
ConocoPhillips ........................................................ 56,681 6,734
Devon Energy Corp. ..................................................... 128,800 5,998
Enterprise Products Partners LP ............................................. 390,324 10,164
EOG Resources, Inc. .................................................... 33,394 4,216
Exxon Mobil Corp. ..................................................... 135,168 14,307
Marathon Oil Corp. ..................................................... 643,145 17,564
Marathon Petroleum Corp. ................................................ 14,735 2,229
Ovintiv, Inc. .......................................................... 32,699 1,570
Valero Energy Corp. ..................................................... 44,690 5,676
78,665
Financials (21.7%):
Affiliated Managers Group, Inc. ............................................ 31,641 3,884
American Financial Group, Inc. ............................................. 18,691 2,044
Ameriprise Financial, Inc. ................................................. 19,762 6,217
Brown & Brown, Inc. .................................................... 173,900 12,072
Capital One Financial Corp. ............................................... 37,687 3,817
Cboe Global Markets, Inc. ................................................ 93,200 15,275

Victory Portfolios III
Victory Value Fund
4
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Citigroup, Inc. ......................................................... 77,239 $ 3,050
Credit Acceptance Corp. (a) ................................................ 3,275 1,318
Discover Financial Services ............................................... 56,415 4,631
Evercore, Inc. ......................................................... 35,674 4,644
Fairfax Financial Holdings Ltd. ............................................. 36,700 30,544
Fidelity National Financial, Inc. ............................................ 155,724 6,087
FleetCor Technologies, Inc. (a) .............................................. 50,570 11,387
JPMorgan Chase & Co. .................................................. 140,505 19,539
LPL Financial Holdings, Inc. ............................................... 21,946 4,927
Markel Group, Inc. (a) .................................................... 16,800 24,705
Mastercard, Inc. , Class A ................................................. 11,988 4,512
MGIC Investment Corp. .................................................. 337,790 5,688
PayPal Holdings, Inc. (a) .................................................. 43,456 2,251
Popular, Inc. .......................................................... 55,794 3,629
Primerica, Inc. ......................................................... 21,971 4,200
Regions Financial Corp. .................................................. 306,355 4,451
SEI Investments Co. ..................................................... 94,611 5,077
Synchrony Financial ..................................................... 95,223 2,671
T. Rowe Price Group, Inc. ................................................. 45,339 4,103
The Goldman Sachs Group, Inc. ............................................ 43,737 13,279
The Hartford Financial Services Group, Inc. .................................... 54,537 4,006
The Progressive Corp. ................................................... 144,600 22,860
The Travelers Cos., Inc. .................................................. 11,588 1,940
Visa, Inc. , Class A ...................................................... 14,802 3,480
W.R. Berkley Corp. ..................................................... 50,551 3,408
239,696
Health Care (18.2%):
AbbVie, Inc. .......................................................... 110,083 15,541
Amgen, Inc. ........................................................... 16,286 4,164
Biogen, Inc. (a) ......................................................... 10,469 2,487
Bristol-Myers Squibb Co. ................................................. 68,638 3,537
CVS Health Corp. ...................................................... 66,686 4,602
Elevance Health, Inc. .................................................... 11,522 5,186
Eli Lilly & Co. ......................................................... 4,411 2,443
Fortrea Holdings, Inc. (a) .................................................. 12,959 368
GE HealthCare Technologies, Inc. ........................................... 78,400 5,219
Gilead Sciences, Inc. .................................................... 83,310 6,543
HCA Healthcare, Inc. .................................................... 20,805 4,705
Hologic, Inc. (a) ........................................................ 61,566 4,074
Humana, Inc. .......................................................... 20,038 10,494
IDEXX Laboratories, Inc. (a) ............................................... 7,227 2,887
Johnson & Johnson ..................................................... 149,444 22,169
Laboratory Corp. of America Holdings ........................................ 12,959 2,588
McKesson Corp. ....................................................... 23,563 10,730
Medtronic PLC ........................................................ 176,744 12,471
Merck & Co., Inc. ...................................................... 205,261 21,080
Mettler-Toledo International, Inc. (a) ......................................... 2,641 2,602
Organon & Co. ........................................................ 142,157 2,102
Pfizer, Inc. ............................................................ 177,122 5,413
Quest Diagnostics, Inc. ................................................... 28,022 3,646
Regeneron Pharmaceuticals, Inc. (a) .......................................... 4,372 3,410
Royalty Pharma PLC , Class A .............................................. 94,490 2,539
The Cigna Group ....................................................... 55,731 17,232
UnitedHealth Group, Inc. ................................................. 34,565 18,512
Universal Health Services, Inc. , Class B ....................................... 15,697 1,976
Waters Corp. (a) ........................................................ 8,004 1,909
200,629
Industrials (13.7%):
3M Co. .............................................................. 61,835 5,624
Builders FirstSource, Inc. (a) ............................................... 42,730 4,637
CACI International, Inc. , Class A (a) ......................................... 10,541 3,423
Caterpillar, Inc. ........................................................ 11,154 2,521

Victory Portfolios III
Victory Value Fund
5
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
Cintas Corp. .......................................................... 11,245 $ 5,702
Cummins, Inc. ......................................................... 23,696 5,125
Eaton Corp. PLC ....................................................... 24,600 5,114
Emerson Electric Co. .................................................... 3,976 354
Expeditors International of Washington, Inc. .................................... 34,514 3,771
Fastenal Co. ........................................................... 84,705 4,942
FedEx Corp. .......................................................... 50,079 12,024
General Dynamics Corp. .................................................. 29,500 7,119
Honeywell International, Inc. .............................................. 12,669 2,322
Johnson Controls International PLC .......................................... 72,800 3,569
Leidos Holdings, Inc. .................................................... 130,500 12,935
Lennox International, Inc. ................................................. 14,122 5,233
Lockheed Martin Corp. ................................................... 8,514 3,871
ManpowerGroup, Inc. ................................................... 49,276 3,448
Masco Corp. .......................................................... 69,861 3,639
MSC Industrial Direct Co., Inc. ............................................. 33,149 3,141
Otis Worldwide Corp. .................................................... 69,621 5,375
Owens Corning ........................................................ 45,156 5,119
PACCAR, Inc. ......................................................... 72,650 5,996
Parker-Hannifin Corp. ................................................... 15,100 5,570
RTX Corp. ............................................................ 86,567 7,046
Sensata Technologies Holding PLC .......................................... 248,900 7,935
The Timken Co. ........................................................ 30,802 2,129
Union Pacific Corp. ..................................................... 25,256 5,243
United Parcel Service, Inc. , Class B .......................................... 27,127 3,832
W.W. Grainger, Inc. ..................................................... 5,319 3,882
150,641
Information Technology (8.1%):
Adobe, Inc. (a) ......................................................... 8,600 4,576
Amdocs Ltd. .......................................................... 32,800 2,629
Amphenol Corp. , Class A ................................................. 95,500 7,693
Analog Devices, Inc. .................................................... 32,500 5,113
Applied Materials, Inc. ................................................... 62,400 8,259
Autodesk, Inc. (a) ....................................................... 23,328 4,610
Cadence Design Systems, Inc. (a) ............................................ 16,757 4,019
Cisco Systems, Inc. ..................................................... 183,307 9,556
Cognizant Technology Solutions Corp. , Class A ................................. 49,529 3,193
Dell Technologies, Inc. , Class C ............................................ 52,087 3,485
Fortinet, Inc. (a) ........................................................ 39,501 2,258
International Business Machines Corp. ........................................ 19,702 2,850
Microchip Technology, Inc. ................................................ 30,324 2,162
Qorvo, Inc. (a) ......................................................... 28,645 2,504
QUALCOMM, Inc. ..................................................... 29,388 3,203
Salesforce, Inc. (a) ...................................................... 28,200 5,664
Skyworks Solutions, Inc. ................................................. 38,673 3,355
Texas Instruments, Inc. ................................................... 32,400 4,601
VeriSign, Inc. (a) ........................................................ 19,114 3,816
Vontier Corp. .......................................................... 65,669 1,941
Zebra Technologies Corp. (a) ............................................... 20,500 4,293
89,780
Materials (4.2%):
CF Industries Holdings, Inc. ............................................... 55,984 4,466
Cleveland-Cliffs, Inc. (a) .................................................. 114,403 1,920
Dow, Inc. ............................................................ 86,097 4,162
Louisiana-Pacific Corp. .................................................. 50,857 2,608
LyondellBasell Industries NV , Class A ........................................ 35,236 3,180
Nucor Corp. ........................................................... 33,199 4,906
Olin Corp. ............................................................ 69,343 2,962
PPG Industries, Inc. ..................................................... 61,100 7,501
Sealed Air Corp. ....................................................... 278,529 8,576
Steel Dynamics, Inc. ..................................................... 40,805 4,346

Victory Portfolios III
Victory Value Fund
6
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
October 31, 2023
See notes to financial statements.
Security Description Shares Value
The Mosaic Co. ........................................................ 43,556 $ 1,415
46,042
Real Estate (3.8%):
Alexandria Real Estate Equities, Inc. ......................................... 27,165 2,530
AvalonBay Communities, Inc. .............................................. 23,227 3,850
Brixmor Property Group, Inc. .............................................. 125,478 2,609
Equity LifeStyle Properties, Inc. ............................................ 113,400 7,462
Gaming and Leisure Properties, Inc. ......................................... 76,584 3,476
Healthpeak Properties, Inc. ................................................ 110,587 1,720
Invitation Homes, Inc. ................................................... 198,900 5,905
Prologis, Inc. .......................................................... 52,543 5,294
Realty Income Corp. .................................................... 70,309 3,331
Ventas, Inc. ........................................................... 41,793 1,774
VICI Properties, Inc. .................................................... 134,917 3,764
41,715
Utilities (4.6%):
Constellation Energy Corp. ................................................ 47,799 5,397
DTE Energy Co. ....................................................... 54,456 5,249
Duke Energy Corp. ...................................................... 60,153 5,347
Evergy, Inc. ........................................................... 55,414 2,723
Exelon Corp. .......................................................... 268,086 10,439
National Fuel Gas Co. ................................................... 37,527 1,912
The Southern Co. ....................................................... 65,660 4,419
Vistra Corp. ........................................................... 464,686 15,205
50,691
Total Common Stocks (Cost $989,074)
a
a
a
1,090,096
Total Investments (Cost $989,074) — 98.8% 1,090,096
Other assets in excess of liabilities — 1.2% 13,367
NET ASSETS - 100.00% $ 1,103,463
(a) Non-income producing security.
LP
—
Limited Partnership
PLC
—
Public Limited Company

Statement of Assets and Liabilities
October 31, 2023
7
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Value Fund
Assets:
Investments, at value (Cost $989,074) $ 1,090,096
Cash 13,354
Receivables:
Interest and dividends 1,031
Capital shares issued 113
Investments sold 5,016
From Adviser 8
Prepaid expenses 22
Total Assets 1,109,640
Liabilities:
Payables:
Investments purchased 4,884
Capital shares redeemed 360
Accrued expenses and other payables:
Investment advisory fees 619
Administration fees 125
Custodian fees 9
Transfer agent fees 97
Compliance fees 1
Trustees' fees — (a)
12b-1 fees — (a)
Other accrued expenses 82
Total Liabilities 6,177
Commitments and contingencies (Note 4 )
Net Assets:
Capital 996,689
Total accumulated earnings/(loss) 106,774
Net Assets $ 1,103,463
Net Assets
Fund Shares $ 682,565
Institutional Shares 419,944
Class A 954
Total $ 1,103,463
Shares (unlimited number of shares authorized with no par value):
Fund Shares 41,297
Institutional Shares 25,380
Class A 57
Total 66,734
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 16 .53
Institutional Shares 16 .55
Class A 16 .81
Maximum Sales Charge — Class A 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 17 .84
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended October 31, 2023
8
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Value
Fund
Investment Income:
Dividends $ 12,743
Interest 252
Securities lending (net of fees) 9
Foreign tax withholding (6)
Total Income 12,998
Expenses:
Investment advisory fees 3,772
Administration fees — Fund Shares 547
Administration fees — Institutional Shares 221
Administration fees — Class A — (a)
Sub-Administration fees 20
12b-1 fees — Class A 1
Custodian fees 27
Transfer agent fees — Fund Shares 357
Transfer agent fees — Institutional Shares 221
Transfer agent fees — Class A — (a)
Trustees' fees 24
Compliance fees 6
Legal and audit fees 45
State registration and filing fees 33
Interfund lending fees — (a)
Other expenses 70
Total Expenses 5,344
Expenses waived/reimbursed by Adviser (27)
Net Expenses 5,317
Net Investment Income (Loss) 7,681
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 10,164
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations (32,705)
Net realized/unrealized gains (losses) on investments (22,541)
Change in net assets resulting from operations $ (14,860)
(a) Rounds to less than $1 thousand.

9
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Value Fund
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 7,681 $ 12,276 $ 14,966
Net realized gains (losses) 10,164 (10,850) 122,544
Net change in unrealized appreciation/depreciation (32,705) 18,614 (125,131)
Change in net assets resulting from operations (14,860) 20,040 12,379
Distributions to Shareholders:
Fund Shares — (55,837) (48,312)
Institutional Shares — (31,668) (23,853)
Class A — (8) (6)
Change in net assets resulting from distributions to shareholders — (87,513) (72,171)
Change in net assets resulting from capital transactions (48,326) 114,104 73,080
Change in net assets (63,186) 46,631 13,288
Net Assets:
Beginning of period 1,166,649 1,120,018 1,106,730
End of period $ 1,103,463 $ 1,166,649 $ 1,120,018
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.

10
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Value Fund
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 14,220 $ 23,004 $ 45,234
Distributions reinvested — 55,308 47,728
Cost of shares redeemed (52,168) (72,201) (121,375)
Total Fund Shares $ (37,948) $ 6,111 $ (28,413)
Institutional Shares
Proceeds from shares issued $ 7,845 $ 90,766 $ 135,197
Distributions reinvested — 31,654 23,841
Cost of shares redeemed (19,136) (14,434) (57,515)
Total Institutional Shares $ (11,291) $ 107,986 $ 101,523
Class A
Proceeds from shares issued $ 914 $ 6 $ 62
Distributions reinvested — 5 4
Cost of shares redeemed (1) (4) (96)
Total Class A $ 913 $ 7 $ (30)
Change in net assets resulting from capital transactions $ (48,326) $ 114,104 $ 73,080
Share Transactions:
Fund Shares
Issued 833 1,360 2,456
Reinvested — 3,319 2,599
Redeemed (3,066) (4,277) (6,602)
Total Fund Shares (2,233) 402 (1,547)
Institutional Shares
Issued 467 5,160 6,987
Reinvested — 1,898 1,297
Redeemed (1,103) (851) (3,124)
Total Institutional Shares (636) 6,207 5,160
Class A
Issued 51 1 3
Reinvested — — (b) — (b)
Redeemed — (b) — (b) (5)
Total Class A 51 1 (2)
Change in Shares (2,818) 6,610 3,611
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Rounds to less than 1 thousand shares.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
11
See notes to financial statements.
Victory Value Fund
Fund Shares
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $16.77 $17.79 $18.65 $13.57 $19.32 $22.01
Investment Activities:
Net investment income (loss) 0.11(b) 0.18(b) 0.23(b) 0.21(b) 0.26(b) 0.25
Net realized and unrealized gains (losses) (0.35) 0.12 0.03(c) 5.12 (1.39) (0.54)
Total from Investment Activities (0.24) 0.30 0.26 5.33 (1.13) (0.29)
Distributions to Shareholders from:
Net investment income — (0.20) (0.24) (0.19) (0.21) (0.24)
Net realized gains — (1.12) (0.88) (0.06) (4.41) (2.16)
Total Distributions — (1.32) (1.12) (0.25) (4.62) (2.40)
Net Asset Value, End of Period $16.53 $16.77 $17.79 $18.65 $13.57 $19.32
Total Return(d)(e) (1.43)% 1.81% 1.23% 39.66% (9.43)% (0.11)%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.93% 0.91% 0.91% 0.92% 0.96% 0.96%
Net Investment Income (Loss)(f) 1.29% 1.41% 1.28% 1.29% 1.69% 1.35%
Gross Expenses(f)(i) 0.93% 0.91% 0.91% 0.92% 0.97% 0.96%
Supplemental Data:
Net Assets at end of period (000's) $682,565 $729,941 $767,351 $833,149 $711,182 $940,515
Portfolio Turnover(d)(j) 17% 43% 69% 55% 74% 108%(k)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) The amount shown reflects a net realized and unrealized gain per share, whereas the Statement of Operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) Reflects increased trading activity due to current year transition or asset allocation shift.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
12
See notes to financial statements.
Victory Value Fund
Institutional Shares
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $16.78 $17.80 $18.67 $13.58 $19.33 $22.00
Investment Activities:
Net investment income (loss)(b) 0.12 0.18 0.24 0.22 0.27 0.28
Net realized and unrealized gains (losses) (0.35) 0.12 0.03(c) 5.13 (1.39) (0.55)
Total from Investment Activities (0.23) 0.30 0.27 5.35 (1.12) (0.27)
Distributions to Shareholders from:
Net investment income — (0.20) (0.26) (0.20) (0.22) (0.24)
Net realized gains — (1.12) (0.88) (0.06) (4.41) (2.16)
Total Distributions — (1.32) (1.14) (0.26) (4.63) (2.40)
Net Asset Value, End of Period $16.55 $16.78 $17.80 $18.67 $13.58 $19.33
Total Return(d)(e) (1.37)% 1.81% 1.28% 39.83% (9.40)% (0.02)%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.88% 0.86% 0.86% 0.84% 0.88% 0.88%
Net Investment Income (Loss)(f) 1.35% 1.46% 1.33% 1.36% 1.75% 1.42%
Gross Expenses(f)(i) 0.88% 0.87% 0.86% 0.85% 0.89% 0.88%
Supplemental Data:
Net Assets at end of period (000's) $419,944 $436,604 $352,564 $273,446 $215,830 $222,701
Portfolio Turnover(d)(j) 17% 43% 69% 55% 74% 108%(k)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) The amount shown reflects a net realized and unrealized gain per share, whereas the Statement of Operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) Reflects increased trading activity due to current year transition or asset allocation shift.

13
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Value Fund
Class A
Six Months
Ended
October
31, 2023
(Unaudited)
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $17.07 $18.12 $18.59 $13.48 $19.24 $21.91
Investment Activities:
Net investment income (loss) 0.08(b) 0.15(b) 0.40(b) 0.16(b) 0.23(b) 0.20
Net realized and unrealized gains (losses) (0.34) 0.12 0.01(c) 5.17 (1.39) (0.55)
Total from Investment Activities (0.26) 0.27 0.41 5.33 (1.16) (0.35)
Distributions to Shareholders from:
Net investment income — (0.20) — (0.16) (0.19) (0.16)
Net realized gains — (1.12) (0.88) (0.06) (4.41) (2.16)
Total Distributions — (1.32) (0.88) (0.22) (4.60) (2.32)
Net Asset Value, End of Period $16.81 $17.07 $18.12 $18.59 $13.48 $19.24
Total Return (excludes sales charge)(d)(e) (1.52)% 1.61% 2.09% 39.88% (9.66)% (0.44)%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 1.24% 1.16% 0.03%(j) 1.21% 1.21% 1.27%(k)
Net Investment Income (Loss)(f) 0.93% 1.16% 2.16% 1.02% 1.45% 1.03%
Gross Expenses(f)(i) 4.56% 17.55% 13.91%(l) 1.65% 1.21% 1.31%
Supplemental Data:
Net Assets at end of period (000's) $954 $104 $103 $135 $6,027 $8,613
Portfolio Turnover(d)(m) 17% 43% 69% 55% 74% 108%(n)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) The amount shown reflects a net realized and unrealized gain per share, whereas the Statement of Operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) For the year ended July 31, 2022, the Class A net expense ratio includes the impact of the performance fee adjustment. If the performance fee adjustment of (1.24)% was not applied to the Class A net expense ratio, the Class A net expense ratio would have been 1.27%.
(k) Prior to December 1, 2018, USAA Asset Management Company (previous Investment Adviser) voluntarily agreed to limit the annual expenses of Class A to 1.30% of the Class A average daily net assets.
(l) The class specific expenses have significantly impacted the gross expense ratio due to fluctuations in Class A net assets.
(m) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(n) Reflects increased trading activity due to current year transition or asset allocation shift.

Notes to Financial Statements
October 31, 2023
Victory Portfolios III
14
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the "Fund"):
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the
Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of October 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Value Fund Value Fund Fund Shares, Institutional Shares,
and Class A

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
15
(Unaudited)
As of October 31, 2023, there were no transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of October 31, 2023, the Fund did not have any securities on loan.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Level 1 Level 2 Level 3 Total
Value Fund
Common Stocks ............................................... $ 1,090,096 $ — $ — $ 1,090,096
Total ....................................................... $ 1,090,096 $ — $ — $ 1,090,096

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
16
(Unaudited)
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the six months ended October 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended October 31, 2023, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.65% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the six months ended October 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Multi-Cap Value Funds Index. The Lipper Multi-Cap Value Funds Index tracks the total return performance of the largest funds within the Lipper Multi-Cap Value Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(a)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class’ annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Multi-Cap Value Funds Index over that period, even if the class has overall negative returns during the performance period.
Excluding U.S. Government
Securities
Purchases Sales
Value Fund .............................................................................. $ 180,549 $ 210,817
Over/Under Performance Relative to Index Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400 +/- 4
+/- 401 to 700 +/- 5
+/- 701 and greater +/- 6

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
17
(Unaudited)
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended October 31, 2023, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
October 31, 2023, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended October 31, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended October
31, 2023, are reflected on the Statement of Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended October 31, 2023, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended October 31, 2023, the Distributor received less than $1 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
October 31, 2023, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
Value Fund Fund Shares
Institutional
Shares Class A
in thousands $ (26) $ (11) $ — (a)
as annual % rate (0.01)% — %(b) (0.03)%
(a) Rounds to less than $(1) thousand.
(b) Rounds to less than (0.01)%.

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
18
(Unaudited)
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the
Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of October 31, 2023, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at October 31, 2023.
As of October 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands).
* Amount expires by July 31, 2024.
** Amount expires by July 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended October 31, 2023.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Investment Style Risk —  The Fund uses a value-oriented investment strategy to select investments. The strategy may be out of favor or may not produce the intended results over short or longer time periods. The strategy may, at times, substantially underperform funds that utilize other investment strategies, such as growth.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Risk —The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or
In effect until August 31, 2024
Fund Shares Institutional Shares Class A
Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.96% 0.88% 1.27%
Expires
2024
*
Expires
2025
**
Expires
2026
Expires
2027 Total
Value Fund ............................................. $ 24 $ 33 $ 40 $ 27 $ 124

Notes to Financial Statements — continued
October 31, 2023
Victory Portfolios III
19
(Unaudited)
emergency cash needs. For the six months ended October 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended October 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended October 31, 2023, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended October 31, 2023.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended April 30, 2023, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands).
8. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Borrower or
Lender
Amount
Outstanding
at
October 31,
2023
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Value Fund ........................................ Borrower $ — $ 3,121 5.83% $ 3,121
Short-Term
Amount
Long-Term
Amount Total
Value Fund .......................................................... $ (10,801) $ — $ (10,801)

Supplemental Information
October 31, 2023
Victory Portfolios III
20
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2023, through October 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
5/1/23
Actual
Ending
Account
Value
10/31/23
Hypothetical
Ending
Account
Value
10/31/23
Actual
Expenses
Paid During
Period
5/1/23 - 10/31/23*
Hypothetical
Expenses
Paid During
Period
5/1/23 - 10/31/23*
Annualized
Expense Ratio
During Period
5/1/23 - 10/31/23
Value Fund
Fund Shares ............................ $ 1,000.00 $ 985.70 $ 1,020.46 $ 4.64 $ 4.72 0.93%
Institutional Shares ....................... 1,000.00 986.30 1,020.71 4.39 4.47 0.88%
Class A ............................... 1,000.00 984.80 1,018.90 6.19 6.29 1.24%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Supplemental Information
October 31, 2023
Victory Portfolios III
21
(Unaudited)
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
October 31, 2023
Victory Portfolios III
22
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
October 31, 2023
Victory Portfolios III
23
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
40847-1223

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)       Not applicable.
(b)       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting
(as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))
that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1)
Not applicable.
(a)(2)
Not applicable.
(a)(3) Not applicable.
(a)(4) Not applicable.
(b)      Not applicable.

Item 13. Exhibits.

(a)(1)
Not applicable.
(a)(2)
Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(a)(4) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Victory Portfolios III

By (Signature and Title)*  /s/ Allan Shaer
                                                Allan Shaer, Treasurer and Principal Financial Officer

Date       January 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James K. De Vries
                                                James K. De Vries, President and Principal Executive Officer

Date       December 28, 2023

By (Signature and Title)*  /s/ Allan Shaer
                                                Allan Shaer, Treasurer and Principal Financial Officer

Date       January 4, 2024